UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.095%
Actual		$ 1,000.00	$ 1,089.10	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.73	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,089.30	$ .26
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,089.40	$ .21
Hypothetical A		$ 1,000.00	$ 1,025.00	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,089.30	$ .11
Hypothetical A		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	3.0
Exxon Mobil Corp.	2.6	3.0
Microsoft Corp.	1.7	1.5
Johnson & Johnson	1.6	1.5
General Electric Co.	1.6	1.8
Chevron Corp.	1.6	1.7
Google, Inc. Class A	1.5	1.6
Procter & Gamble Co.	1.5	1.5
Berkshire Hathaway, Inc. Class B	1.4	1.4
Wells Fargo & Co.	1.4	1.3
	18.0
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	18.0
Financials	16.1	15.7
Health Care	12.7	12.1
Consumer Discretionary	12.1	11.3
Energy	10.5	11.0
Industrials	10.2	10.2
Consumer Staples	10.1	10.7
Materials	3.4	3.4
Utilities	3.2	3.4
Telecommunication Services	2.5	3.0

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
BorgWarner, Inc.	475,754	$ 45,948
Delphi Automotive PLC	1,197,065	65,863
Johnson Controls, Inc.	2,820,132	114,300
The Goodyear Tire & Rubber Co. (a)	1,010,846	20,338
		246,449
Automobiles - 0.7%
Ford Motor Co. (d)	16,184,814	262,032
General Motors Co. (a)(d)	3,169,373	108,012
Harley-Davidson, Inc.	922,783	55,349
		425,393
Distributors - 0.1%
Genuine Parts Co. (d)	637,996	49,132
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,121,140	31,291
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit (d)	1,827,977	65,972
Chipotle Mexican Grill, Inc. (a)(d)	127,261	51,944
Darden Restaurants, Inc. (d)	534,437	24,696
International Game Technology	1,072,069	20,251
Marriott International, Inc. Class A	986,276	39,441
McDonald's Corp.	4,127,504	389,471
Starbucks Corp.	3,082,405	217,371
Starwood Hotels & Resorts Worldwide, Inc.	801,017	51,217
Wyndham Worldwide Corp.	559,387	33,205
Wynn Resorts Ltd. (d)	328,516	46,334
Yum! Brands, Inc.	1,851,988	129,676
		1,069,578
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,154,253	20,603
Garmin Ltd. (d)	450,912	18,384
Harman International Industries, Inc.	279,763	17,910
Leggett & Platt, Inc. (d)	588,296	17,014
Lennar Corp. Class A (d)	681,167	21,668
Newell Rubbermaid, Inc.	1,187,757	30,050
PulteGroup, Inc.	1,403,937	21,607
Whirlpool Corp.	325,927	41,931
		189,167
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,499,392	421,299
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	383,903	$ 17,951
Netflix, Inc. (a)(d)	231,146	65,625
priceline.com, Inc. (a)	212,355	199,302
TripAdvisor, Inc. (a)(d)	454,500	33,619
		737,796
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	474,044	21,607
Mattel, Inc.	1,422,007	57,591
		79,198
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A	890,662	15,791
CBS Corp. Class B	2,349,321	120,050
Comcast Corp. Class A	10,841,796	456,331
DIRECTV (a)	2,299,564	133,789
Discovery Communications, Inc. Class A (a)(d)	1,007,494	78,091
Gannett Co., Inc.	942,326	22,701
Interpublic Group of Companies, Inc.	1,763,719	27,726
News Corp. Class A (a)	2,048,735	32,165
Omnicom Group, Inc. (d)	1,064,593	64,568
Scripps Networks Interactive, Inc. Class A	350,044	25,739
The Walt Disney Co.	7,414,492	451,024
Time Warner Cable, Inc.	1,197,897	128,594
Time Warner, Inc.	3,837,770	232,300
Twenty-First Century Fox, Inc. Class A	8,194,937	256,747
Viacom, Inc. Class B (non-vtg.)	1,836,695	146,127
Washington Post Co. Class B (d)	18,640	10,513
		2,202,256
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,240,058	66,926
Dollar Tree, Inc. (a)	921,527	48,564
Family Dollar Stores, Inc.	392,808	27,964
J.C. Penney Co., Inc. (a)(d)	789,067	9,848
Kohl's Corp.	838,850	43,041
Macy's, Inc.	1,579,507	70,177
Nordstrom, Inc.	612,231	34,120
Target Corp.	2,641,898	167,259
		467,899
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	322,555	11,389
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	159,841	$ 7,471
AutoZone, Inc. (a)(d)	149,575	62,813
Bed Bath & Beyond, Inc. (a)(d)	899,920	66,360
Best Buy Co., Inc.	1,105,331	39,792
CarMax, Inc. (a)(d)	924,520	43,970
GameStop Corp. Class A	489,924	24,599
Gap, Inc.	1,193,749	48,275
Home Depot, Inc.	6,014,112	447,991
L Brands, Inc.	988,860	56,721
Lowe's Companies, Inc.	4,415,151	202,302
O'Reilly Automotive, Inc. (a)	454,806	55,809
PetSmart, Inc.	425,353	29,958
Ross Stores, Inc.	904,943	60,866
Staples, Inc. (d)	2,733,345	38,021
Tiffany & Co., Inc. (d)	493,729	38,071
TJX Companies, Inc.	2,963,313	156,226
Urban Outfitters, Inc. (a)	453,699	19,024
		1,409,658
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,156,847	61,093
Fossil Group, Inc. (a)	217,398	25,249
NIKE, Inc. Class B	2,980,008	187,204
PVH Corp.	333,663	42,959
Ralph Lauren Corp.	250,733	41,474
VF Corp.	360,729	67,532
		425,511
TOTAL CONSUMER DISCRETIONARY		7,333,328
CONSUMER STAPLES - 10.1%
Beverages - 2.3%
Beam, Inc.	662,381	41,498
Brown-Forman Corp. Class B (non-vtg.)	624,416	41,830
Coca-Cola Enterprises, Inc.	1,060,544	39,664
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	634,464	34,420
Dr. Pepper Snapple Group, Inc.	840,092	37,603
Molson Coors Brewing Co. Class B	646,543	31,545
Monster Beverage Corp. (a)(d)	594,450	34,115
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,366,610	$ 507,610
The Coca-Cola Co.	15,769,091	602,064
		1,370,349
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,797,832	201,123
CVS Caremark Corp.	5,040,839	292,621
Kroger Co.	2,141,104	78,364
Safeway, Inc. (d)	992,611	25,709
Sysco Corp. (d)	2,443,387	78,237
Wal-Mart Stores, Inc.	6,745,058	492,254
Walgreen Co.	3,549,732	170,636
Whole Foods Market, Inc.	1,420,086	74,910
		1,413,854
Food Products - 1.6%
Archer Daniels Midland Co.	2,713,233	95,533
Campbell Soup Co. (d)	734,856	31,731
ConAgra Foods, Inc.	1,715,994	58,035
General Mills, Inc.	2,654,064	130,898
Hormel Foods Corp. (d)	556,080	23,038
Kellogg Co.	1,044,749	63,427
Kraft Foods Group, Inc.	2,447,443	126,704
McCormick & Co., Inc. (non-vtg.) (d)	543,050	36,737
Mead Johnson Nutrition Co. Class A	833,591	62,544
Mondelez International, Inc.	7,346,611	225,321
The Hershey Co.	617,136	56,746
The J.M. Smucker Co.	441,582	46,870
Tyson Foods, Inc. Class A	1,168,710	33,834
		991,418
Household Products - 2.1%
Clorox Co. (d)	542,058	44,828
Colgate-Palmolive Co.	3,609,686	208,532
Kimberly-Clark Corp.	1,583,418	148,018
Procter & Gamble Co.	11,283,790	878,894
		1,280,272
Personal Products - 0.2%
Avon Products, Inc. (d)	1,783,097	35,252
Estee Lauder Companies, Inc. Class A	990,043	64,709
		99,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	8,269,681	$ 280,177
Lorillard, Inc.	1,555,217	65,786
Philip Morris International, Inc.	6,733,399	561,835
Reynolds American, Inc.	1,310,697	62,428
		970,226
TOTAL CONSUMER STAPLES		6,126,080
ENERGY - 10.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	1,819,007	84,566
Cameron International Corp. (a)	1,021,207	57,994
Diamond Offshore Drilling, Inc. (d)	286,205	18,326
Ensco PLC Class A	959,131	53,289
FMC Technologies, Inc. (a)(d)	976,509	52,370
Halliburton Co.	3,557,252	170,748
Helmerich & Payne, Inc. (d)	438,108	27,618
Nabors Industries Ltd.	1,212,950	18,679
National Oilwell Varco, Inc.	1,759,120	130,703
Noble Corp.	1,042,732	38,790
Rowan Companies PLC (a)	511,328	18,111
Schlumberger Ltd.	5,473,358	443,014
		1,114,208
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	2,064,573	188,743
Apache Corp.	1,613,275	138,225
Cabot Oil & Gas Corp.	1,735,320	67,903
Chesapeake Energy Corp. (d)	2,136,412	55,141
Chevron Corp.	7,982,792	961,368
ConocoPhillips (d)	5,033,707	333,735
CONSOL Energy, Inc.	941,268	29,396
Denbury Resources, Inc. (a)	1,536,324	26,563
Devon Energy Corp.	1,554,501	88,746
EOG Resources, Inc.	1,120,156	175,920
EQT Corp.	619,343	53,090
Exxon Mobil Corp.	18,305,774	1,595,531
Hess Corp.	1,229,624	92,037
Kinder Morgan Holding Co. LLC	2,601,152	98,662
Marathon Oil Corp.	2,918,207	100,474
Marathon Petroleum Corp.	1,337,152	96,957
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	746,929	$ 50,358
Newfield Exploration Co. (a)	557,620	13,283
Noble Energy, Inc.	1,478,608	90,831
Occidental Petroleum Corp.	3,316,844	292,579
Peabody Energy Corp. (d)	1,110,065	19,093
Phillips 66	2,549,384	145,570
Pioneer Natural Resources Co.	562,293	98,384
QEP Resources, Inc.	738,036	20,163
Range Resources Corp. (d)	671,373	50,340
Southwestern Energy Co. (a)(d)	1,447,195	55,283
Spectra Energy Corp.	2,755,091	91,221
Tesoro Corp.	559,152	25,771
The Williams Companies, Inc.	2,810,654	101,858
Valero Energy Corp.	2,245,277	79,775
WPX Energy, Inc. (a)(d)	824,344	15,382
		5,252,382
TOTAL ENERGY		6,366,590
FINANCIALS - 16.1%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	829,697	71,478
Bank of New York Mellon Corp.	4,778,395	142,109
BlackRock, Inc. Class A	513,972	133,797
Charles Schwab Corp.	4,531,930	94,627
E*TRADE Financial Corp. (a)(d)	1,180,902	16,580
Franklin Resources, Inc.	1,706,861	78,789
Goldman Sachs Group, Inc.	1,774,409	269,941
Invesco Ltd.	1,830,616	55,578
Legg Mason, Inc. (d)	459,007	14,927
Morgan Stanley	5,648,869	145,515
Northern Trust Corp.	896,308	49,180
State Street Corp.	1,877,653	125,277
T. Rowe Price Group, Inc.	1,067,701	74,889
		1,272,687
Commercial Banks - 2.9%
BB&T Corp.	2,888,868	98,106
Comerica, Inc.	768,415	31,382
Fifth Third Bancorp	3,600,922	65,861
Huntington Bancshares, Inc. (d)	3,453,175	28,454
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,789,749	$ 44,226
M&T Bank Corp. (d)	504,575	57,189
PNC Financial Services Group, Inc.	2,179,644	157,523
Regions Financial Corp.	5,818,891	54,698
SunTrust Banks, Inc.	2,218,899	71,049
U.S. Bancorp	7,614,995	275,130
Wells Fargo & Co.	20,278,908	833,058
Zions Bancorporation (d)	758,559	21,217
		1,737,893
Consumer Finance - 0.9%
American Express Co.	3,935,104	282,973
Capital One Financial Corp.	2,405,005	155,243
Discover Financial Services	2,019,085	95,402
SLM Corp.	1,828,817	43,873
		577,491
Diversified Financial Services - 3.9%
Bank of America Corp.	44,382,919	626,687
Citigroup, Inc.	12,527,587	605,458
CME Group, Inc.	1,264,658	89,930
IntercontinentalExchange, Inc. (a)(d)	299,599	53,853
JPMorgan Chase & Co.	15,560,963	786,295
Leucadia National Corp.	1,214,703	30,283
McGraw-Hill Companies, Inc.	1,128,473	65,869
Moody's Corp.	798,383	50,745
NYSE Euronext	1,000,433	41,818
The NASDAQ Stock Market, Inc.	484,629	14,471
		2,365,409
Insurance - 4.3%
ACE Ltd.	1,400,495	122,851
AFLAC, Inc.	1,919,457	110,925
Allstate Corp.	1,929,412	92,457
American International Group, Inc.	6,078,127	282,390
Aon PLC	1,272,675	84,480
Assurant, Inc.	316,973	16,812
Berkshire Hathaway, Inc. Class B (a)	7,510,499	835,318
Cincinnati Financial Corp.	605,048	27,639
Genworth Financial, Inc. Class A (a)	2,030,065	23,955
Hartford Financial Services Group, Inc.	1,876,900	55,556
Lincoln National Corp.	1,105,261	46,465
Loews Corp.	1,265,085	56,246
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,266,191	$ 93,435
MetLife, Inc.	4,508,180	208,233
Principal Financial Group, Inc.	1,135,533	46,466
Progressive Corp. (d)	2,281,679	57,202
Prudential Financial, Inc.	1,918,526	143,659
The Chubb Corp. (d)	1,067,018	88,744
The Travelers Companies, Inc.	1,549,716	123,822
Torchmark Corp. (d)	380,770	26,231
Unum Group	1,098,945	32,452
XL Group PLC Class A	1,192,710	35,257
		2,610,595
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,628,220	113,145
Apartment Investment & Management Co. Class A	600,697	16,537
AvalonBay Communities, Inc.	500,699	62,037
Boston Properties, Inc.	624,728	64,035
Equity Residential (SBI) (d)	1,319,666	68,477
HCP, Inc. (d)	1,871,123	76,211
Health Care REIT, Inc. (d)	1,171,013	71,947
Host Hotels & Resorts, Inc. (d)	3,066,040	52,215
Kimco Realty Corp. (d)	1,682,845	33,707
Plum Creek Timber Co., Inc. (d)	670,418	29,706
Prologis, Inc.	2,051,193	72,284
Public Storage	594,338	90,738
Simon Property Group, Inc.	1,279,731	186,367
The Macerich Co. (d)	566,085	31,859
Ventas, Inc. (d)	1,206,968	75,146
Vornado Realty Trust (d)	700,348	56,938
Weyerhaeuser Co.	2,374,152	65,004
		1,166,353
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,250,235	27,343
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,957,123	17,986
People's United Financial, Inc.	1,308,489	18,607
		36,593
TOTAL FINANCIALS		9,794,364
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.7%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	803,422	$ 86,577
Amgen, Inc.	3,087,662	336,370
Biogen Idec, Inc. (a)	977,275	208,179
Celgene Corp. (a)	1,717,296	240,387
Gilead Sciences, Inc. (a)(d)	6,279,906	378,490
Regeneron Pharmaceuticals, Inc. (a)(d)	314,463	76,198
		1,326,201
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,417,863	213,907
Baxter International, Inc.	2,231,222	155,204
Becton, Dickinson & Co.	799,733	77,878
Boston Scientific Corp. (a)	5,554,225	58,764
C.R. Bard, Inc. (d)	308,151	35,397
CareFusion Corp. (a)	904,956	32,443
Covidien PLC (d)	1,936,950	115,055
DENTSPLY International, Inc. (d)	589,898	24,770
Edwards Lifesciences Corp. (a)(d)	465,065	32,731
Intuitive Surgical, Inc. (a)	165,343	63,908
Medtronic, Inc.	4,163,770	215,475
St. Jude Medical, Inc.	1,166,608	58,809
Stryker Corp. (d)	1,182,913	79,125
Varian Medical Systems, Inc. (a)(d)	446,395	31,449
Zimmer Holdings, Inc.	693,156	54,822
		1,249,737
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,557,243	98,714
AmerisourceBergen Corp.	950,647	54,111
Cardinal Health, Inc.	1,407,289	70,758
CIGNA Corp.	1,174,673	92,435
DaVita, Inc. (a)	348,464	37,463
Express Scripts Holding Co. (a)	3,360,834	214,690
Humana, Inc.	648,437	59,708
Laboratory Corp. of America Holdings (a)(d)	382,746	36,636
McKesson Corp.	932,960	113,271
Patterson Companies, Inc.	344,380	13,734
Quest Diagnostics, Inc. (d)	650,607	38,139
Tenet Healthcare Corp. (a)(d)	426,114	16,640
UnitedHealth Group, Inc.	4,199,379	301,263
WellPoint, Inc.	1,236,597	105,284
		1,252,846
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,202,967	$ 55,409
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,418,211	66,145
Life Technologies Corp. (a)	709,357	52,783
PerkinElmer, Inc. (d)	460,850	16,577
Thermo Fisher Scientific, Inc.	1,477,710	131,265
Waters Corp. (a)(d)	352,779	34,872
		301,642
Pharmaceuticals - 5.8%
AbbVie, Inc.	6,520,228	277,827
Actavis, Inc. (a)(d)	525,932	71,095
Allergan, Inc.	1,220,282	107,849
Bristol-Myers Squibb Co.	6,762,403	281,925
Eli Lilly & Co.	4,081,496	209,789
Forest Laboratories, Inc. (a)	966,138	41,090
Hospira, Inc. (a)(d)	681,336	26,593
Johnson & Johnson	11,564,215	999,264
Merck & Co., Inc.	12,431,773	587,899
Mylan, Inc. (a)(d)	1,568,951	55,447
Perrigo Co.	363,930	44,236
Pfizer, Inc.	27,473,725	775,034
Zoetis, Inc. Class A	2,058,505	60,005
		3,538,053
TOTAL HEALTH CARE		7,723,888
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,366,830	113,789
Honeywell International, Inc.	3,239,197	257,743
L-3 Communications Holdings, Inc.	370,514	33,469
Lockheed Martin Corp.	1,094,862	134,033
Northrop Grumman Corp.	968,193	89,335
Precision Castparts Corp.	602,454	127,262
Raytheon Co. (d)	1,336,439	100,781
Rockwell Collins, Inc. (d)	558,559	39,529
Textron, Inc.	1,143,931	30,818
The Boeing Co.	2,811,147	292,134
United Technologies Corp.	3,481,989	348,547
		1,567,440
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	661,023	$ 37,592
Expeditors International of Washington, Inc.	850,616	34,501
FedEx Corp.	1,213,234	130,253
United Parcel Service, Inc. Class B	2,925,160	250,335
		452,681
Airlines - 0.1%
Southwest Airlines Co.	2,973,704	38,093
Building Products - 0.0%
Masco Corp.	1,469,225	27,798
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	900,744	35,877
Cintas Corp. (d)	428,757	20,477
Iron Mountain, Inc. (d)	690,781	17,822
Pitney Bowes, Inc. (d)	829,470	13,537
Republic Services, Inc.	1,221,786	39,720
Stericycle, Inc. (a)	355,220	39,984
Tyco International Ltd.	1,910,293	63,116
Waste Management, Inc.	1,807,385	73,091
		303,624
Construction & Engineering - 0.2%
Fluor Corp.	670,550	42,533
Jacobs Engineering Group, Inc. (a)(d)	538,497	31,384
Quanta Services, Inc. (a)(d)	876,680	22,916
		96,833
Electrical Equipment - 0.7%
Eaton Corp. PLC	1,947,758	123,332
Emerson Electric Co.	2,959,566	178,669
Rockwell Automation, Inc.	574,977	55,905
Roper Industries, Inc. (d)	407,658	50,427
		408,333
Industrial Conglomerates - 2.4%
3M Co.	2,614,216	296,923
Danaher Corp.	2,395,581	156,958
General Electric Co.	42,570,376	985,079
		1,438,960
Machinery - 1.8%
Caterpillar, Inc. (d)	2,706,872	223,425
Cummins, Inc.	726,476	89,502
Deere & Co. (d)	1,597,581	133,622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	704,432	$ 59,912
Flowserve Corp. (d)	588,662	32,841
Illinois Tool Works, Inc. (d)	1,706,082	121,934
Ingersoll-Rand PLC	1,144,403	67,680
Joy Global, Inc.	437,485	21,489
PACCAR, Inc.	1,456,269	78,071
Pall Corp.	459,348	31,759
Parker Hannifin Corp.	614,468	61,416
Pentair Ltd.	841,122	50,560
Snap-On, Inc.	239,911	22,456
Stanley Black & Decker, Inc.	666,610	56,835
Xylem, Inc.	762,845	18,903
		1,070,405
Professional Services - 0.1%
Dun & Bradstreet Corp.	164,458	16,360
Equifax, Inc.	496,552	29,341
Nielsen Holdings B.V.	862,124	29,743
Robert Half International, Inc.	574,505	20,263
		95,707
Road & Rail - 0.9%
CSX Corp.	4,207,424	103,545
Kansas City Southern	453,621	47,821
Norfolk Southern Corp.	1,297,221	93,607
Ryder System, Inc. (d)	213,763	11,887
Union Pacific Corp.	1,921,734	295,063
		551,923
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,111,441	48,892
W.W. Grainger, Inc.	246,229	60,905
		109,797
TOTAL INDUSTRIALS		6,161,594
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	22,002,684	512,883
F5 Networks, Inc. (a)(d)	324,417	27,050
Harris Corp.	451,154	25,549
JDS Uniphase Corp. (a)	973,804	12,494
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)(d)	2,084,253	$ 39,392
Motorola Solutions, Inc. (d)	1,118,419	62,643
QUALCOMM, Inc.	7,113,513	471,484
		1,151,495
Computers & Peripherals - 4.3%
Apple, Inc.	3,864,427	1,882,168
Dell, Inc.	6,042,390	83,204
EMC Corp.	8,649,179	222,976
Hewlett-Packard Co.	7,939,867	177,377
NetApp, Inc. (d)	1,483,927	61,642
SanDisk Corp. (d)	1,001,787	55,279
Seagate Technology (d)	1,313,784	50,344
Western Digital Corp.	875,872	54,304
		2,587,294
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	657,989	49,856
Corning, Inc.	6,072,956	85,264
FLIR Systems, Inc.	584,137	18,272
Jabil Circuit, Inc.	759,198	17,325
Molex, Inc.	570,636	16,560
TE Connectivity Ltd.	1,710,317	83,806
		271,083
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)(d)	731,593	33,639
eBay, Inc. (a)	4,808,713	240,388
Google, Inc. Class A (a)	1,106,366	936,981
VeriSign, Inc. (a)(d)	620,619	29,784
Yahoo!, Inc. (a)	3,906,626	105,948
		1,346,740
IT Services - 3.5%
Accenture PLC Class A (d)	2,676,377	193,368
Automatic Data Processing, Inc.	1,997,664	142,154
Cognizant Technology Solutions Corp. Class A (a)	1,241,757	91,021
Computer Sciences Corp.	618,495	31,018
Fidelity National Information Services, Inc.	1,206,745	53,652
Fiserv, Inc. (a)	548,233	52,778
IBM Corp.	4,291,020	782,124
MasterCard, Inc. Class A	430,427	260,873
Paychex, Inc. (d)	1,333,373	51,575
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (d)	1,170,424	$ 17,638
Teradata Corp. (a)(d)	672,720	39,394
The Western Union Co.	2,293,631	40,207
Total System Services, Inc.	662,143	18,321
Visa, Inc. Class A	2,086,518	363,930
		2,138,053
Office Electronics - 0.1%
Xerox Corp.	5,055,289	50,452
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)(d)	2,500,314	8,176
Altera Corp.	1,318,019	46,355
Analog Devices, Inc.	1,268,718	58,716
Applied Materials, Inc.	4,947,003	74,255
Broadcom Corp. Class A	2,162,747	54,631
First Solar, Inc. (a)	273,540	10,044
Intel Corp. (d)	20,465,656	449,835
KLA-Tencor Corp.	682,955	37,665
Lam Research Corp. (a)	669,908	31,265
Linear Technology Corp. (d)	960,313	36,809
LSI Corp.	2,262,541	16,765
Microchip Technology, Inc. (d)	811,631	31,499
Micron Technology, Inc. (a)	4,240,952	57,550
NVIDIA Corp. (d)	2,379,286	35,094
Teradyne, Inc. (a)(d)	784,871	12,048
Texas Instruments, Inc.	4,566,398	174,436
Xilinx, Inc.	1,086,331	47,168
		1,182,311
Software - 3.5%
Adobe Systems, Inc. (a)	2,066,475	94,541
Autodesk, Inc. (a)	925,504	34,012
BMC Software, Inc. (a)	545,320	25,085
CA Technologies, Inc.	1,363,660	39,887
Citrix Systems, Inc. (a)	770,392	54,521
Electronic Arts, Inc. (a)(d)	1,245,947	33,192
Intuit, Inc. (d)	1,149,097	73,002
Microsoft Corp.	30,943,431	1,033,511
Oracle Corp.	15,127,184	481,952
Red Hat, Inc. (a)	780,581	39,435
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	2,234,467	$ 109,779
Symantec Corp.	2,868,053	73,451
		2,092,368
TOTAL INFORMATION TECHNOLOGY		10,819,796
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	857,701	87,606
Airgas, Inc. (d)	271,336	27,581
CF Industries Holdings, Inc.	244,089	46,460
E.I. du Pont de Nemours & Co.	3,789,567	214,565
Eastman Chemical Co.	638,210	48,504
Ecolab, Inc.	1,096,816	100,194
FMC Corp.	560,448	37,331
International Flavors & Fragrances, Inc. (d)	335,507	26,508
LyondellBasell Industries NV Class A	1,563,783	109,699
Monsanto Co.	2,197,829	215,145
PPG Industries, Inc.	587,275	91,738
Praxair, Inc.	1,217,606	142,947
Sherwin-Williams Co.	352,527	60,776
Sigma Aldrich Corp.	495,420	40,857
The Dow Chemical Co. (d)	4,979,889	186,248
The Mosaic Co.	1,139,342	47,454
		1,483,613
Construction Materials - 0.0%
Vulcan Materials Co.	535,014	25,574
Containers & Packaging - 0.2%
Avery Dennison Corp.	409,988	17,531
Ball Corp.	612,458	27,205
Bemis Co., Inc.	423,608	16,855
MeadWestvaco Corp.	728,530	26,118
Owens-Illinois, Inc. (a)(d)	677,228	19,227
Sealed Air Corp.	806,271	22,898
		129,834
Metals & Mining - 0.5%
Alcoa, Inc. (d)	4,402,718	33,901
Allegheny Technologies, Inc. (d)	444,452	11,871
Cliffs Natural Resources, Inc. (d)	630,297	13,154
Freeport-McMoRan Copper & Gold, Inc.	4,274,325	129,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	2,047,031	$ 65,034
Nucor Corp. (d)	1,308,316	59,515
United States Steel Corp. (d)	594,022	10,633
		323,278
Paper & Forest Products - 0.2%
International Paper Co.	1,831,443	86,462
TOTAL MATERIALS		2,048,761
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc. (d)	22,149,513	749,318
CenturyLink, Inc. (d)	2,507,448	83,047
Frontier Communications Corp. (d)	4,107,759	17,787
Verizon Communications, Inc.	11,779,247	558,101
Windstream Corp. (d)	2,440,407	19,694
		1,427,947
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (a)	1,206,964	83,787
TOTAL TELECOMMUNICATION SERVICES		1,511,734
UTILITIES - 3.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	2,001,052	85,645
Duke Energy Corp.	2,905,535	190,603
Edison International	1,341,367	61,555
Entergy Corp.	733,589	46,385
Exelon Corp. (d)	3,523,539	107,433
FirstEnergy Corp.	1,721,800	64,516
NextEra Energy, Inc.	1,748,239	140,488
Northeast Utilities	1,295,298	53,068
Pepco Holdings, Inc. (d)	1,023,415	19,383
Pinnacle West Capital Corp.	452,653	24,565
PPL Corp.	2,603,481	79,927
Southern Co. (d)	3,583,408	149,141
Xcel Energy, Inc.	2,047,138	57,156
		1,079,865
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
AGL Resources, Inc.	486,552	$ 21,384
ONEOK, Inc.	848,545	43,649
		65,033
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,327,686	34,852
The AES Corp.	2,551,019	32,423
		67,275
Multi-Utilities - 1.2%
Ameren Corp.	998,931	33,774
CenterPoint Energy, Inc. (d)	1,764,262	40,455
CMS Energy Corp.	1,094,034	29,025
Consolidated Edison, Inc. (d)	1,205,847	67,805
Dominion Resources, Inc.	2,378,297	138,774
DTE Energy Co.	716,158	47,889
Integrys Energy Group, Inc.	325,771	18,217
NiSource, Inc.	1,284,660	37,589
PG&E Corp.	1,820,430	75,293
Public Service Enterprise Group, Inc.	2,083,079	67,533
SCANA Corp.	574,315	27,636
Sempra Energy	927,987	78,341
TECO Energy, Inc. (d)	842,043	13,919
Wisconsin Energy Corp. (d)	941,655	38,646
		714,896
TOTAL UTILITIES		1,927,069
TOTAL COMMON STOCKS (Cost $38,269,613)		59,813,204
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.09% 9/19/13 to 6/26/14 (e) (Cost $32,992)	$ 33,000	32,994
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	667,871,521	$ 667,872
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,973,033,526	2,973,034
TOTAL MONEY MARKET FUNDS (Cost $3,640,906)		3,640,906
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $41,943,511)		63,487,104
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(2,842,610)
NET ASSETS - 100%		$ 60,644,494
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
971 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 79,200	$ 214
1,833 CME S&P 500 Index Contracts	Sept. 2013	747,543	(20,299)
TOTAL EQUITY INDEX CONTRACTS		$ 826,743	$ (20,085)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,994,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 480
Fidelity Securities Lending Cash Central Fund	2,714
Total	$ 3,194
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,333,328	$ 7,333,328	$ -	$ -
Consumer Staples	6,126,080	6,126,080	-	-
Energy	6,366,590	6,366,590	-	-
Financials	9,794,364	9,794,364	-	-
Health Care	7,723,888	7,723,888	-	-
Industrials	6,161,594	6,161,594	-	-
Information Technology	10,819,796	10,819,796	-	-
Materials	2,048,761	2,048,761	-	-
Telecommunication Services	1,511,734	1,511,734	-	-
Utilities	1,927,069	1,927,069	-	-
U.S. Government and Government Agency Obligations	32,994	-	32,994	-
Money Market Funds	3,640,906	3,640,906	-	-
Total Investments in Securities:	$ 63,487,104	$ 63,454,110	$ 32,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 214	$ 214	$ -	$ -
Liabilities
Futures Contracts	$ (20,299)	$ (20,299)	$ -	$ -
Total Derivative Instruments:	$ (20,085)	$ (20,085)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 214	$ (20,299)
Total Value of Derivatives	$ 214	$ (20,299)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,901,523) - See accompanying schedule: Unaffiliated issuers (cost $38,302,605)	$ 59,846,198
Fidelity Central Funds (cost $3,640,906)	3,640,906
Total Investments (cost $41,943,511)		$ 63,487,104
Segregated cash with brokers for derivative instruments		4,255
Cash		196
Receivable for fund shares sold		80,899
Dividends receivable		135,382
Distributions receivable from Fidelity Central Funds		399
Receivable from investment adviser for expense reductions		787
Other receivables		1,733
Total assets		63,710,755

Liabilities
Payable for fund shares redeemed	85,816
Accrued management fee	1,289
Payable for daily variation margin for derivative instruments	2,751
Other affiliated payables	2,007
Other payables and accrued expenses	1,364
Collateral on securities loaned, at value	2,973,034
Total liabilities		3,066,261

Net Assets		$ 60,644,494
Net Assets consist of:
Paid in capital		$ 40,079,411
Undistributed net investment income		239,388
Accumulated undistributed net realized gain (loss) on investments		(1,197,813)
Net unrealized appreciation (depreciation) on investments		21,523,508
Net Assets		$ 60,644,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($4,999,922 ÷ 86,114 shares)	$ 58.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($33,039,362 ÷ 568,969 shares)	$ 58.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,779,020 ÷ 340,602 shares)	$ 58.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,826,190 ÷ 48,667 shares)	$ 58.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 605,233
Interest		22
Income from Fidelity Central Funds		3,194
Total income		608,449

Expenses
Management fee	$ 7,295
Transfer agent fees	11,432
Independent trustees' compensation	165
Miscellaneous	63
Total expenses before reductions	18,955
Expense reductions	(4,491)	14,464
Net investment income (loss)		593,985
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	241,876
Futures contracts	103,773
Total net realized gain (loss)		345,649
Change in net unrealized appreciation (depreciation) on: Investment securities	3,855,941
Futures contracts	(31,741)
Total change in net unrealized appreciation (depreciation)		3,824,200
Net gain (loss)		4,169,849
Net increase (decrease) in net assets resulting from operations		$ 4,763,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 593,985	$ 1,076,063
Net realized gain (loss)	345,649	816,438
Change in net unrealized appreciation (depreciation)	3,824,200	4,290,428
Net increase (decrease) in net assets resulting from operations	4,763,834	6,182,929
Distributions to shareholders from net investment income	(546,133)	(1,030,033)
Share transactions - net increase (decrease)	3,110,942	3,180,920
Total increase (decrease) in net assets	7,328,643	8,333,816

Net Assets
Beginning of period	53,315,851	44,982,035
End of period (including undistributed net investment income of $239,388 and undistributed net investment income of $191,536, respectively)	$ 60,644,494	$ 53,315,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Income from Investment Operations
Net investment income (loss) D	.57	1.10	.89	.81	.75	.95
Net realized and unrealized gain (loss)	4.21	5.28	1.40	7.88	13.12	(21.09)
Total from investment operations	4.78	6.38	2.29	8.69	13.87	(20.14)
Distributions from net investment income	(.53)	(1.06)	(.89)	(.79)	(.78)	(.96)
Net asset value, end of period	$ 58.06	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Total Return B, C	8.91%	13.36%	5.04%	22.47%	53.68%	(43.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A, G	.10% G	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A, G	.10% G	.10%	.10%	.10%	.10%
Net investment income (loss)	1.99% A	2.21%	1.96%	1.94%	2.14%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 5,000	$ 4,705	$ 13,407	$ 27,881	$ 23,666	$ 11,363
Portfolio turnover rate F	3% A	4%	5% I	4%	11% I	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents .095%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Income from Investment Operations
Net investment income (loss) D	.59	1.13	.90	.82	.77	.96
Net realized and unrealized gain (loss)	4.20	5.27	1.40	7.89	13.10	(21.08)
Total from investment operations	4.79	6.40	2.30	8.71	13.87	(20.12)
Distributions from net investment income	(.54)	(1.08)	(.90)	(.80)	(.79)	(.97)
Net asset value, end of period	$ 58.07	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Total Return B, C	8.93%	13.39%	5.07%	22.53%	53.67%	(43.31)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05% A	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.05% A	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.03% A	2.25%	1.99%	1.97%	2.17%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 33,039	$ 28,996	$ 16,230	$ 15,595	$ 12,455	$ 3,667
Portfolio turnover rate F	3% A	4%	5% H	4%	11% H	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.59	1.13	.79
Net realized and unrealized gain (loss)	4.20	5.28	.68
Total from investment operations	4.79	6.41	1.47
Distributions from net investment income	(.54)	(1.09)	(.71)
Net asset value, end of period	$ 58.07	$ 53.82	$ 48.50
Total Return B, C	8.94%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.04% A	.04%	.05% A
Expenses net of all reductions	.04% A	.04%	.05% A
Net investment income (loss)	2.04% A	2.27%	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 19,779	$ 17,703	$ 14,629
Portfolio turnover rate F	3% A	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.59	1.14	.81
Net realized and unrealized gain (loss)	4.20	5.29	.67
Total from investment operations	4.79	6.43	1.48
Distributions from net investment income	(.55)	(1.10)	(.72)
Net asset value, end of period	$ 58.07	$ 53.83	$ 48.50
Total Return B, C	8.93%	13.46%	3.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.03% A, G	.03% G	.03% A, G
Expenses net of fee waivers, if any	.02% A	.02%	.03% A, G
Expenses net of all reductions	.02% A	.02%	.03% A, G
Net investment income (loss)	2.06% A	2.29%	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,826	$ 1,912	$ 716
Portfolio turnover rate F	3% A	4%	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents .025%.

H For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,994,120
Gross unrealized depreciation	(3,538,982)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,455,138

Tax cost	$ 42,031,966

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (397)
2017	(658,756)
2019	(792,074)
Total capital loss carryforward	$ (1,451,227)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $103,773 and a change in net unrealized appreciation (depreciation) of $(31,741) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,770,529 and $729,298, respectively.

Securities received in-kind through subscriptions totaled $225,644.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,866
Fidelity Advantage Class	7,159
Institutional Class	2,407
$ 11,432

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,714.

9. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2014.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 138
Fidelity Advantage Class	.050%	3,270
Institutional Class	.040%	1,017
Fidelity Advantage Institutional Class	.020%	64

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Investor Class	$ 45,594	$ 226,551
Fidelity Advantage Class	297,055	421,592
Institutional Class	181,517	348,307
Fidelity Advantage Institutional Class	21,967	33,583
Total	$ 546,133	$ 1,030,033

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Investor Class
Shares sold	19,511	47,792	$ 1,123,384	$ 2,395,212
Reinvestment of distributions	786	4,370	44,324	217,646
Shares redeemed	(21,605)	(241,211)	(1,239,395)	(12,295,797)
Net increase (decrease)	(1,308)	(189,049)	$ (71,687)	$ (9,682,939)
Fidelity Advantage Class
Shares sold	71,991	271,957	$ 4,140,061	$ 13,895,241
Reinvestment of distributions	4,921	7,827	277,697	390,172
Shares redeemed	(46,685)	(75,714)	(2,677,856)	(3,793,810)
Net increase (decrease)	30,227	204,070	$ 1,739,902	$ 10,491,603
Institutional Class
Shares sold	51,253	92,394	$ 2,963,442	$ 4,615,642
Reinvestment of distributions	3,217	6,988	181,517	348,307
Shares redeemed	(42,777)	(72,117)	(2,461,639)	(3,630,016)
Net increase (decrease)	11,693	27,265	$ 683,320	$ 1,333,933

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Fidelity Advantage Institutional Class
Shares sold	16,537	24,302	$ 955,916	$ 1,217,091
Reinvestment of distributions	388	673	21,967	33,583
Shares redeemed	(3,780)	(4,226)	(218,476)	(212,351)
Net increase (decrease)	13,145	20,749	$ 759,407	$ 1,038,323

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of mutual funds with similar objectives ("peer group"). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Spartan 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.05%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.02%, 0.04%, and 0.095% through April 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

U5I-U5A-USAN-1013
1.925891.102

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.095%
Actual		$ 1,000.00	$ 1,089.10	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.73	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,089.30	$ .26
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,089.40	$ .21
Hypothetical A		$ 1,000.00	$ 1,025.00	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,089.30	$ .11
Hypothetical A		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	3.0
Exxon Mobil Corp.	2.6	3.0
Microsoft Corp.	1.7	1.5
Johnson & Johnson	1.6	1.5
General Electric Co.	1.6	1.8
Chevron Corp.	1.6	1.7
Google, Inc. Class A	1.5	1.6
Procter & Gamble Co.	1.5	1.5
Berkshire Hathaway, Inc. Class B	1.4	1.4
Wells Fargo & Co.	1.4	1.3
	18.0
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	18.0
Financials	16.1	15.7
Health Care	12.7	12.1
Consumer Discretionary	12.1	11.3
Energy	10.5	11.0
Industrials	10.2	10.2
Consumer Staples	10.1	10.7
Materials	3.4	3.4
Utilities	3.2	3.4
Telecommunication Services	2.5	3.0

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
BorgWarner, Inc.	475,754	$ 45,948
Delphi Automotive PLC	1,197,065	65,863
Johnson Controls, Inc.	2,820,132	114,300
The Goodyear Tire & Rubber Co. (a)	1,010,846	20,338
		246,449
Automobiles - 0.7%
Ford Motor Co. (d)	16,184,814	262,032
General Motors Co. (a)(d)	3,169,373	108,012
Harley-Davidson, Inc.	922,783	55,349
		425,393
Distributors - 0.1%
Genuine Parts Co. (d)	637,996	49,132
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,121,140	31,291
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit (d)	1,827,977	65,972
Chipotle Mexican Grill, Inc. (a)(d)	127,261	51,944
Darden Restaurants, Inc. (d)	534,437	24,696
International Game Technology	1,072,069	20,251
Marriott International, Inc. Class A	986,276	39,441
McDonald's Corp.	4,127,504	389,471
Starbucks Corp.	3,082,405	217,371
Starwood Hotels & Resorts Worldwide, Inc.	801,017	51,217
Wyndham Worldwide Corp.	559,387	33,205
Wynn Resorts Ltd. (d)	328,516	46,334
Yum! Brands, Inc.	1,851,988	129,676
		1,069,578
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,154,253	20,603
Garmin Ltd. (d)	450,912	18,384
Harman International Industries, Inc.	279,763	17,910
Leggett & Platt, Inc. (d)	588,296	17,014
Lennar Corp. Class A (d)	681,167	21,668
Newell Rubbermaid, Inc.	1,187,757	30,050
PulteGroup, Inc.	1,403,937	21,607
Whirlpool Corp.	325,927	41,931
		189,167
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,499,392	421,299
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	383,903	$ 17,951
Netflix, Inc. (a)(d)	231,146	65,625
priceline.com, Inc. (a)	212,355	199,302
TripAdvisor, Inc. (a)(d)	454,500	33,619
		737,796
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	474,044	21,607
Mattel, Inc.	1,422,007	57,591
		79,198
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A	890,662	15,791
CBS Corp. Class B	2,349,321	120,050
Comcast Corp. Class A	10,841,796	456,331
DIRECTV (a)	2,299,564	133,789
Discovery Communications, Inc. Class A (a)(d)	1,007,494	78,091
Gannett Co., Inc.	942,326	22,701
Interpublic Group of Companies, Inc.	1,763,719	27,726
News Corp. Class A (a)	2,048,735	32,165
Omnicom Group, Inc. (d)	1,064,593	64,568
Scripps Networks Interactive, Inc. Class A	350,044	25,739
The Walt Disney Co.	7,414,492	451,024
Time Warner Cable, Inc.	1,197,897	128,594
Time Warner, Inc.	3,837,770	232,300
Twenty-First Century Fox, Inc. Class A	8,194,937	256,747
Viacom, Inc. Class B (non-vtg.)	1,836,695	146,127
Washington Post Co. Class B (d)	18,640	10,513
		2,202,256
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,240,058	66,926
Dollar Tree, Inc. (a)	921,527	48,564
Family Dollar Stores, Inc.	392,808	27,964
J.C. Penney Co., Inc. (a)(d)	789,067	9,848
Kohl's Corp.	838,850	43,041
Macy's, Inc.	1,579,507	70,177
Nordstrom, Inc.	612,231	34,120
Target Corp.	2,641,898	167,259
		467,899
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	322,555	11,389
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	159,841	$ 7,471
AutoZone, Inc. (a)(d)	149,575	62,813
Bed Bath & Beyond, Inc. (a)(d)	899,920	66,360
Best Buy Co., Inc.	1,105,331	39,792
CarMax, Inc. (a)(d)	924,520	43,970
GameStop Corp. Class A	489,924	24,599
Gap, Inc.	1,193,749	48,275
Home Depot, Inc.	6,014,112	447,991
L Brands, Inc.	988,860	56,721
Lowe's Companies, Inc.	4,415,151	202,302
O'Reilly Automotive, Inc. (a)	454,806	55,809
PetSmart, Inc.	425,353	29,958
Ross Stores, Inc.	904,943	60,866
Staples, Inc. (d)	2,733,345	38,021
Tiffany & Co., Inc. (d)	493,729	38,071
TJX Companies, Inc.	2,963,313	156,226
Urban Outfitters, Inc. (a)	453,699	19,024
		1,409,658
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,156,847	61,093
Fossil Group, Inc. (a)	217,398	25,249
NIKE, Inc. Class B	2,980,008	187,204
PVH Corp.	333,663	42,959
Ralph Lauren Corp.	250,733	41,474
VF Corp.	360,729	67,532
		425,511
TOTAL CONSUMER DISCRETIONARY		7,333,328
CONSUMER STAPLES - 10.1%
Beverages - 2.3%
Beam, Inc.	662,381	41,498
Brown-Forman Corp. Class B (non-vtg.)	624,416	41,830
Coca-Cola Enterprises, Inc.	1,060,544	39,664
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	634,464	34,420
Dr. Pepper Snapple Group, Inc.	840,092	37,603
Molson Coors Brewing Co. Class B	646,543	31,545
Monster Beverage Corp. (a)(d)	594,450	34,115
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,366,610	$ 507,610
The Coca-Cola Co.	15,769,091	602,064
		1,370,349
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,797,832	201,123
CVS Caremark Corp.	5,040,839	292,621
Kroger Co.	2,141,104	78,364
Safeway, Inc. (d)	992,611	25,709
Sysco Corp. (d)	2,443,387	78,237
Wal-Mart Stores, Inc.	6,745,058	492,254
Walgreen Co.	3,549,732	170,636
Whole Foods Market, Inc.	1,420,086	74,910
		1,413,854
Food Products - 1.6%
Archer Daniels Midland Co.	2,713,233	95,533
Campbell Soup Co. (d)	734,856	31,731
ConAgra Foods, Inc.	1,715,994	58,035
General Mills, Inc.	2,654,064	130,898
Hormel Foods Corp. (d)	556,080	23,038
Kellogg Co.	1,044,749	63,427
Kraft Foods Group, Inc.	2,447,443	126,704
McCormick & Co., Inc. (non-vtg.) (d)	543,050	36,737
Mead Johnson Nutrition Co. Class A	833,591	62,544
Mondelez International, Inc.	7,346,611	225,321
The Hershey Co.	617,136	56,746
The J.M. Smucker Co.	441,582	46,870
Tyson Foods, Inc. Class A	1,168,710	33,834
		991,418
Household Products - 2.1%
Clorox Co. (d)	542,058	44,828
Colgate-Palmolive Co.	3,609,686	208,532
Kimberly-Clark Corp.	1,583,418	148,018
Procter & Gamble Co.	11,283,790	878,894
		1,280,272
Personal Products - 0.2%
Avon Products, Inc. (d)	1,783,097	35,252
Estee Lauder Companies, Inc. Class A	990,043	64,709
		99,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	8,269,681	$ 280,177
Lorillard, Inc.	1,555,217	65,786
Philip Morris International, Inc.	6,733,399	561,835
Reynolds American, Inc.	1,310,697	62,428
		970,226
TOTAL CONSUMER STAPLES		6,126,080
ENERGY - 10.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	1,819,007	84,566
Cameron International Corp. (a)	1,021,207	57,994
Diamond Offshore Drilling, Inc. (d)	286,205	18,326
Ensco PLC Class A	959,131	53,289
FMC Technologies, Inc. (a)(d)	976,509	52,370
Halliburton Co.	3,557,252	170,748
Helmerich & Payne, Inc. (d)	438,108	27,618
Nabors Industries Ltd.	1,212,950	18,679
National Oilwell Varco, Inc.	1,759,120	130,703
Noble Corp.	1,042,732	38,790
Rowan Companies PLC (a)	511,328	18,111
Schlumberger Ltd.	5,473,358	443,014
		1,114,208
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	2,064,573	188,743
Apache Corp.	1,613,275	138,225
Cabot Oil & Gas Corp.	1,735,320	67,903
Chesapeake Energy Corp. (d)	2,136,412	55,141
Chevron Corp.	7,982,792	961,368
ConocoPhillips (d)	5,033,707	333,735
CONSOL Energy, Inc.	941,268	29,396
Denbury Resources, Inc. (a)	1,536,324	26,563
Devon Energy Corp.	1,554,501	88,746
EOG Resources, Inc.	1,120,156	175,920
EQT Corp.	619,343	53,090
Exxon Mobil Corp.	18,305,774	1,595,531
Hess Corp.	1,229,624	92,037
Kinder Morgan Holding Co. LLC	2,601,152	98,662
Marathon Oil Corp.	2,918,207	100,474
Marathon Petroleum Corp.	1,337,152	96,957
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	746,929	$ 50,358
Newfield Exploration Co. (a)	557,620	13,283
Noble Energy, Inc.	1,478,608	90,831
Occidental Petroleum Corp.	3,316,844	292,579
Peabody Energy Corp. (d)	1,110,065	19,093
Phillips 66	2,549,384	145,570
Pioneer Natural Resources Co.	562,293	98,384
QEP Resources, Inc.	738,036	20,163
Range Resources Corp. (d)	671,373	50,340
Southwestern Energy Co. (a)(d)	1,447,195	55,283
Spectra Energy Corp.	2,755,091	91,221
Tesoro Corp.	559,152	25,771
The Williams Companies, Inc.	2,810,654	101,858
Valero Energy Corp.	2,245,277	79,775
WPX Energy, Inc. (a)(d)	824,344	15,382
		5,252,382
TOTAL ENERGY		6,366,590
FINANCIALS - 16.1%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	829,697	71,478
Bank of New York Mellon Corp.	4,778,395	142,109
BlackRock, Inc. Class A	513,972	133,797
Charles Schwab Corp.	4,531,930	94,627
E*TRADE Financial Corp. (a)(d)	1,180,902	16,580
Franklin Resources, Inc.	1,706,861	78,789
Goldman Sachs Group, Inc.	1,774,409	269,941
Invesco Ltd.	1,830,616	55,578
Legg Mason, Inc. (d)	459,007	14,927
Morgan Stanley	5,648,869	145,515
Northern Trust Corp.	896,308	49,180
State Street Corp.	1,877,653	125,277
T. Rowe Price Group, Inc.	1,067,701	74,889
		1,272,687
Commercial Banks - 2.9%
BB&T Corp.	2,888,868	98,106
Comerica, Inc.	768,415	31,382
Fifth Third Bancorp	3,600,922	65,861
Huntington Bancshares, Inc. (d)	3,453,175	28,454
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,789,749	$ 44,226
M&T Bank Corp. (d)	504,575	57,189
PNC Financial Services Group, Inc.	2,179,644	157,523
Regions Financial Corp.	5,818,891	54,698
SunTrust Banks, Inc.	2,218,899	71,049
U.S. Bancorp	7,614,995	275,130
Wells Fargo & Co.	20,278,908	833,058
Zions Bancorporation (d)	758,559	21,217
		1,737,893
Consumer Finance - 0.9%
American Express Co.	3,935,104	282,973
Capital One Financial Corp.	2,405,005	155,243
Discover Financial Services	2,019,085	95,402
SLM Corp.	1,828,817	43,873
		577,491
Diversified Financial Services - 3.9%
Bank of America Corp.	44,382,919	626,687
Citigroup, Inc.	12,527,587	605,458
CME Group, Inc.	1,264,658	89,930
IntercontinentalExchange, Inc. (a)(d)	299,599	53,853
JPMorgan Chase & Co.	15,560,963	786,295
Leucadia National Corp.	1,214,703	30,283
McGraw-Hill Companies, Inc.	1,128,473	65,869
Moody's Corp.	798,383	50,745
NYSE Euronext	1,000,433	41,818
The NASDAQ Stock Market, Inc.	484,629	14,471
		2,365,409
Insurance - 4.3%
ACE Ltd.	1,400,495	122,851
AFLAC, Inc.	1,919,457	110,925
Allstate Corp.	1,929,412	92,457
American International Group, Inc.	6,078,127	282,390
Aon PLC	1,272,675	84,480
Assurant, Inc.	316,973	16,812
Berkshire Hathaway, Inc. Class B (a)	7,510,499	835,318
Cincinnati Financial Corp.	605,048	27,639
Genworth Financial, Inc. Class A (a)	2,030,065	23,955
Hartford Financial Services Group, Inc.	1,876,900	55,556
Lincoln National Corp.	1,105,261	46,465
Loews Corp.	1,265,085	56,246
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,266,191	$ 93,435
MetLife, Inc.	4,508,180	208,233
Principal Financial Group, Inc.	1,135,533	46,466
Progressive Corp. (d)	2,281,679	57,202
Prudential Financial, Inc.	1,918,526	143,659
The Chubb Corp. (d)	1,067,018	88,744
The Travelers Companies, Inc.	1,549,716	123,822
Torchmark Corp. (d)	380,770	26,231
Unum Group	1,098,945	32,452
XL Group PLC Class A	1,192,710	35,257
		2,610,595
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,628,220	113,145
Apartment Investment & Management Co. Class A	600,697	16,537
AvalonBay Communities, Inc.	500,699	62,037
Boston Properties, Inc.	624,728	64,035
Equity Residential (SBI) (d)	1,319,666	68,477
HCP, Inc. (d)	1,871,123	76,211
Health Care REIT, Inc. (d)	1,171,013	71,947
Host Hotels & Resorts, Inc. (d)	3,066,040	52,215
Kimco Realty Corp. (d)	1,682,845	33,707
Plum Creek Timber Co., Inc. (d)	670,418	29,706
Prologis, Inc.	2,051,193	72,284
Public Storage	594,338	90,738
Simon Property Group, Inc.	1,279,731	186,367
The Macerich Co. (d)	566,085	31,859
Ventas, Inc. (d)	1,206,968	75,146
Vornado Realty Trust (d)	700,348	56,938
Weyerhaeuser Co.	2,374,152	65,004
		1,166,353
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,250,235	27,343
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,957,123	17,986
People's United Financial, Inc.	1,308,489	18,607
		36,593
TOTAL FINANCIALS		9,794,364
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.7%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	803,422	$ 86,577
Amgen, Inc.	3,087,662	336,370
Biogen Idec, Inc. (a)	977,275	208,179
Celgene Corp. (a)	1,717,296	240,387
Gilead Sciences, Inc. (a)(d)	6,279,906	378,490
Regeneron Pharmaceuticals, Inc. (a)(d)	314,463	76,198
		1,326,201
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,417,863	213,907
Baxter International, Inc.	2,231,222	155,204
Becton, Dickinson & Co.	799,733	77,878
Boston Scientific Corp. (a)	5,554,225	58,764
C.R. Bard, Inc. (d)	308,151	35,397
CareFusion Corp. (a)	904,956	32,443
Covidien PLC (d)	1,936,950	115,055
DENTSPLY International, Inc. (d)	589,898	24,770
Edwards Lifesciences Corp. (a)(d)	465,065	32,731
Intuitive Surgical, Inc. (a)	165,343	63,908
Medtronic, Inc.	4,163,770	215,475
St. Jude Medical, Inc.	1,166,608	58,809
Stryker Corp. (d)	1,182,913	79,125
Varian Medical Systems, Inc. (a)(d)	446,395	31,449
Zimmer Holdings, Inc.	693,156	54,822
		1,249,737
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,557,243	98,714
AmerisourceBergen Corp.	950,647	54,111
Cardinal Health, Inc.	1,407,289	70,758
CIGNA Corp.	1,174,673	92,435
DaVita, Inc. (a)	348,464	37,463
Express Scripts Holding Co. (a)	3,360,834	214,690
Humana, Inc.	648,437	59,708
Laboratory Corp. of America Holdings (a)(d)	382,746	36,636
McKesson Corp.	932,960	113,271
Patterson Companies, Inc.	344,380	13,734
Quest Diagnostics, Inc. (d)	650,607	38,139
Tenet Healthcare Corp. (a)(d)	426,114	16,640
UnitedHealth Group, Inc.	4,199,379	301,263
WellPoint, Inc.	1,236,597	105,284
		1,252,846
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,202,967	$ 55,409
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,418,211	66,145
Life Technologies Corp. (a)	709,357	52,783
PerkinElmer, Inc. (d)	460,850	16,577
Thermo Fisher Scientific, Inc.	1,477,710	131,265
Waters Corp. (a)(d)	352,779	34,872
		301,642
Pharmaceuticals - 5.8%
AbbVie, Inc.	6,520,228	277,827
Actavis, Inc. (a)(d)	525,932	71,095
Allergan, Inc.	1,220,282	107,849
Bristol-Myers Squibb Co.	6,762,403	281,925
Eli Lilly & Co.	4,081,496	209,789
Forest Laboratories, Inc. (a)	966,138	41,090
Hospira, Inc. (a)(d)	681,336	26,593
Johnson & Johnson	11,564,215	999,264
Merck & Co., Inc.	12,431,773	587,899
Mylan, Inc. (a)(d)	1,568,951	55,447
Perrigo Co.	363,930	44,236
Pfizer, Inc.	27,473,725	775,034
Zoetis, Inc. Class A	2,058,505	60,005
		3,538,053
TOTAL HEALTH CARE		7,723,888
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,366,830	113,789
Honeywell International, Inc.	3,239,197	257,743
L-3 Communications Holdings, Inc.	370,514	33,469
Lockheed Martin Corp.	1,094,862	134,033
Northrop Grumman Corp.	968,193	89,335
Precision Castparts Corp.	602,454	127,262
Raytheon Co. (d)	1,336,439	100,781
Rockwell Collins, Inc. (d)	558,559	39,529
Textron, Inc.	1,143,931	30,818
The Boeing Co.	2,811,147	292,134
United Technologies Corp.	3,481,989	348,547
		1,567,440
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	661,023	$ 37,592
Expeditors International of Washington, Inc.	850,616	34,501
FedEx Corp.	1,213,234	130,253
United Parcel Service, Inc. Class B	2,925,160	250,335
		452,681
Airlines - 0.1%
Southwest Airlines Co.	2,973,704	38,093
Building Products - 0.0%
Masco Corp.	1,469,225	27,798
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	900,744	35,877
Cintas Corp. (d)	428,757	20,477
Iron Mountain, Inc. (d)	690,781	17,822
Pitney Bowes, Inc. (d)	829,470	13,537
Republic Services, Inc.	1,221,786	39,720
Stericycle, Inc. (a)	355,220	39,984
Tyco International Ltd.	1,910,293	63,116
Waste Management, Inc.	1,807,385	73,091
		303,624
Construction & Engineering - 0.2%
Fluor Corp.	670,550	42,533
Jacobs Engineering Group, Inc. (a)(d)	538,497	31,384
Quanta Services, Inc. (a)(d)	876,680	22,916
		96,833
Electrical Equipment - 0.7%
Eaton Corp. PLC	1,947,758	123,332
Emerson Electric Co.	2,959,566	178,669
Rockwell Automation, Inc.	574,977	55,905
Roper Industries, Inc. (d)	407,658	50,427
		408,333
Industrial Conglomerates - 2.4%
3M Co.	2,614,216	296,923
Danaher Corp.	2,395,581	156,958
General Electric Co.	42,570,376	985,079
		1,438,960
Machinery - 1.8%
Caterpillar, Inc. (d)	2,706,872	223,425
Cummins, Inc.	726,476	89,502
Deere & Co. (d)	1,597,581	133,622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	704,432	$ 59,912
Flowserve Corp. (d)	588,662	32,841
Illinois Tool Works, Inc. (d)	1,706,082	121,934
Ingersoll-Rand PLC	1,144,403	67,680
Joy Global, Inc.	437,485	21,489
PACCAR, Inc.	1,456,269	78,071
Pall Corp.	459,348	31,759
Parker Hannifin Corp.	614,468	61,416
Pentair Ltd.	841,122	50,560
Snap-On, Inc.	239,911	22,456
Stanley Black & Decker, Inc.	666,610	56,835
Xylem, Inc.	762,845	18,903
		1,070,405
Professional Services - 0.1%
Dun & Bradstreet Corp.	164,458	16,360
Equifax, Inc.	496,552	29,341
Nielsen Holdings B.V.	862,124	29,743
Robert Half International, Inc.	574,505	20,263
		95,707
Road & Rail - 0.9%
CSX Corp.	4,207,424	103,545
Kansas City Southern	453,621	47,821
Norfolk Southern Corp.	1,297,221	93,607
Ryder System, Inc. (d)	213,763	11,887
Union Pacific Corp.	1,921,734	295,063
		551,923
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,111,441	48,892
W.W. Grainger, Inc.	246,229	60,905
		109,797
TOTAL INDUSTRIALS		6,161,594
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	22,002,684	512,883
F5 Networks, Inc. (a)(d)	324,417	27,050
Harris Corp.	451,154	25,549
JDS Uniphase Corp. (a)	973,804	12,494
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)(d)	2,084,253	$ 39,392
Motorola Solutions, Inc. (d)	1,118,419	62,643
QUALCOMM, Inc.	7,113,513	471,484
		1,151,495
Computers & Peripherals - 4.3%
Apple, Inc.	3,864,427	1,882,168
Dell, Inc.	6,042,390	83,204
EMC Corp.	8,649,179	222,976
Hewlett-Packard Co.	7,939,867	177,377
NetApp, Inc. (d)	1,483,927	61,642
SanDisk Corp. (d)	1,001,787	55,279
Seagate Technology (d)	1,313,784	50,344
Western Digital Corp.	875,872	54,304
		2,587,294
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	657,989	49,856
Corning, Inc.	6,072,956	85,264
FLIR Systems, Inc.	584,137	18,272
Jabil Circuit, Inc.	759,198	17,325
Molex, Inc.	570,636	16,560
TE Connectivity Ltd.	1,710,317	83,806
		271,083
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)(d)	731,593	33,639
eBay, Inc. (a)	4,808,713	240,388
Google, Inc. Class A (a)	1,106,366	936,981
VeriSign, Inc. (a)(d)	620,619	29,784
Yahoo!, Inc. (a)	3,906,626	105,948
		1,346,740
IT Services - 3.5%
Accenture PLC Class A (d)	2,676,377	193,368
Automatic Data Processing, Inc.	1,997,664	142,154
Cognizant Technology Solutions Corp. Class A (a)	1,241,757	91,021
Computer Sciences Corp.	618,495	31,018
Fidelity National Information Services, Inc.	1,206,745	53,652
Fiserv, Inc. (a)	548,233	52,778
IBM Corp.	4,291,020	782,124
MasterCard, Inc. Class A	430,427	260,873
Paychex, Inc. (d)	1,333,373	51,575
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (d)	1,170,424	$ 17,638
Teradata Corp. (a)(d)	672,720	39,394
The Western Union Co.	2,293,631	40,207
Total System Services, Inc.	662,143	18,321
Visa, Inc. Class A	2,086,518	363,930
		2,138,053
Office Electronics - 0.1%
Xerox Corp.	5,055,289	50,452
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)(d)	2,500,314	8,176
Altera Corp.	1,318,019	46,355
Analog Devices, Inc.	1,268,718	58,716
Applied Materials, Inc.	4,947,003	74,255
Broadcom Corp. Class A	2,162,747	54,631
First Solar, Inc. (a)	273,540	10,044
Intel Corp. (d)	20,465,656	449,835
KLA-Tencor Corp.	682,955	37,665
Lam Research Corp. (a)	669,908	31,265
Linear Technology Corp. (d)	960,313	36,809
LSI Corp.	2,262,541	16,765
Microchip Technology, Inc. (d)	811,631	31,499
Micron Technology, Inc. (a)	4,240,952	57,550
NVIDIA Corp. (d)	2,379,286	35,094
Teradyne, Inc. (a)(d)	784,871	12,048
Texas Instruments, Inc.	4,566,398	174,436
Xilinx, Inc.	1,086,331	47,168
		1,182,311
Software - 3.5%
Adobe Systems, Inc. (a)	2,066,475	94,541
Autodesk, Inc. (a)	925,504	34,012
BMC Software, Inc. (a)	545,320	25,085
CA Technologies, Inc.	1,363,660	39,887
Citrix Systems, Inc. (a)	770,392	54,521
Electronic Arts, Inc. (a)(d)	1,245,947	33,192
Intuit, Inc. (d)	1,149,097	73,002
Microsoft Corp.	30,943,431	1,033,511
Oracle Corp.	15,127,184	481,952
Red Hat, Inc. (a)	780,581	39,435
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	2,234,467	$ 109,779
Symantec Corp.	2,868,053	73,451
		2,092,368
TOTAL INFORMATION TECHNOLOGY		10,819,796
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	857,701	87,606
Airgas, Inc. (d)	271,336	27,581
CF Industries Holdings, Inc.	244,089	46,460
E.I. du Pont de Nemours & Co.	3,789,567	214,565
Eastman Chemical Co.	638,210	48,504
Ecolab, Inc.	1,096,816	100,194
FMC Corp.	560,448	37,331
International Flavors & Fragrances, Inc. (d)	335,507	26,508
LyondellBasell Industries NV Class A	1,563,783	109,699
Monsanto Co.	2,197,829	215,145
PPG Industries, Inc.	587,275	91,738
Praxair, Inc.	1,217,606	142,947
Sherwin-Williams Co.	352,527	60,776
Sigma Aldrich Corp.	495,420	40,857
The Dow Chemical Co. (d)	4,979,889	186,248
The Mosaic Co.	1,139,342	47,454
		1,483,613
Construction Materials - 0.0%
Vulcan Materials Co.	535,014	25,574
Containers & Packaging - 0.2%
Avery Dennison Corp.	409,988	17,531
Ball Corp.	612,458	27,205
Bemis Co., Inc.	423,608	16,855
MeadWestvaco Corp.	728,530	26,118
Owens-Illinois, Inc. (a)(d)	677,228	19,227
Sealed Air Corp.	806,271	22,898
		129,834
Metals & Mining - 0.5%
Alcoa, Inc. (d)	4,402,718	33,901
Allegheny Technologies, Inc. (d)	444,452	11,871
Cliffs Natural Resources, Inc. (d)	630,297	13,154
Freeport-McMoRan Copper & Gold, Inc.	4,274,325	129,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	2,047,031	$ 65,034
Nucor Corp. (d)	1,308,316	59,515
United States Steel Corp. (d)	594,022	10,633
		323,278
Paper & Forest Products - 0.2%
International Paper Co.	1,831,443	86,462
TOTAL MATERIALS		2,048,761
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc. (d)	22,149,513	749,318
CenturyLink, Inc. (d)	2,507,448	83,047
Frontier Communications Corp. (d)	4,107,759	17,787
Verizon Communications, Inc.	11,779,247	558,101
Windstream Corp. (d)	2,440,407	19,694
		1,427,947
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (a)	1,206,964	83,787
TOTAL TELECOMMUNICATION SERVICES		1,511,734
UTILITIES - 3.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	2,001,052	85,645
Duke Energy Corp.	2,905,535	190,603
Edison International	1,341,367	61,555
Entergy Corp.	733,589	46,385
Exelon Corp. (d)	3,523,539	107,433
FirstEnergy Corp.	1,721,800	64,516
NextEra Energy, Inc.	1,748,239	140,488
Northeast Utilities	1,295,298	53,068
Pepco Holdings, Inc. (d)	1,023,415	19,383
Pinnacle West Capital Corp.	452,653	24,565
PPL Corp.	2,603,481	79,927
Southern Co. (d)	3,583,408	149,141
Xcel Energy, Inc.	2,047,138	57,156
		1,079,865
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
AGL Resources, Inc.	486,552	$ 21,384
ONEOK, Inc.	848,545	43,649
		65,033
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,327,686	34,852
The AES Corp.	2,551,019	32,423
		67,275
Multi-Utilities - 1.2%
Ameren Corp.	998,931	33,774
CenterPoint Energy, Inc. (d)	1,764,262	40,455
CMS Energy Corp.	1,094,034	29,025
Consolidated Edison, Inc. (d)	1,205,847	67,805
Dominion Resources, Inc.	2,378,297	138,774
DTE Energy Co.	716,158	47,889
Integrys Energy Group, Inc.	325,771	18,217
NiSource, Inc.	1,284,660	37,589
PG&E Corp.	1,820,430	75,293
Public Service Enterprise Group, Inc.	2,083,079	67,533
SCANA Corp.	574,315	27,636
Sempra Energy	927,987	78,341
TECO Energy, Inc. (d)	842,043	13,919
Wisconsin Energy Corp. (d)	941,655	38,646
		714,896
TOTAL UTILITIES		1,927,069
TOTAL COMMON STOCKS (Cost $38,269,613)		59,813,204
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.09% 9/19/13 to 6/26/14 (e) (Cost $32,992)	$ 33,000	32,994
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	667,871,521	$ 667,872
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,973,033,526	2,973,034
TOTAL MONEY MARKET FUNDS (Cost $3,640,906)		3,640,906
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $41,943,511)		63,487,104
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(2,842,610)
NET ASSETS - 100%		$ 60,644,494
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
971 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 79,200	$ 214
1,833 CME S&P 500 Index Contracts	Sept. 2013	747,543	(20,299)
TOTAL EQUITY INDEX CONTRACTS		$ 826,743	$ (20,085)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,994,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 480
Fidelity Securities Lending Cash Central Fund	2,714
Total	$ 3,194
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,333,328	$ 7,333,328	$ -	$ -
Consumer Staples	6,126,080	6,126,080	-	-
Energy	6,366,590	6,366,590	-	-
Financials	9,794,364	9,794,364	-	-
Health Care	7,723,888	7,723,888	-	-
Industrials	6,161,594	6,161,594	-	-
Information Technology	10,819,796	10,819,796	-	-
Materials	2,048,761	2,048,761	-	-
Telecommunication Services	1,511,734	1,511,734	-	-
Utilities	1,927,069	1,927,069	-	-
U.S. Government and Government Agency Obligations	32,994	-	32,994	-
Money Market Funds	3,640,906	3,640,906	-	-
Total Investments in Securities:	$ 63,487,104	$ 63,454,110	$ 32,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 214	$ 214	$ -	$ -
Liabilities
Futures Contracts	$ (20,299)	$ (20,299)	$ -	$ -
Total Derivative Instruments:	$ (20,085)	$ (20,085)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 214	$ (20,299)
Total Value of Derivatives	$ 214	$ (20,299)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,901,523) - See accompanying schedule: Unaffiliated issuers (cost $38,302,605)	$ 59,846,198
Fidelity Central Funds (cost $3,640,906)	3,640,906
Total Investments (cost $41,943,511)		$ 63,487,104
Segregated cash with brokers for derivative instruments		4,255
Cash		196
Receivable for fund shares sold		80,899
Dividends receivable		135,382
Distributions receivable from Fidelity Central Funds		399
Receivable from investment adviser for expense reductions		787
Other receivables		1,733
Total assets		63,710,755

Liabilities
Payable for fund shares redeemed	85,816
Accrued management fee	1,289
Payable for daily variation margin for derivative instruments	2,751
Other affiliated payables	2,007
Other payables and accrued expenses	1,364
Collateral on securities loaned, at value	2,973,034
Total liabilities		3,066,261

Net Assets		$ 60,644,494
Net Assets consist of:
Paid in capital		$ 40,079,411
Undistributed net investment income		239,388
Accumulated undistributed net realized gain (loss) on investments		(1,197,813)
Net unrealized appreciation (depreciation) on investments		21,523,508
Net Assets		$ 60,644,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($4,999,922 ÷ 86,114 shares)	$ 58.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($33,039,362 ÷ 568,969 shares)	$ 58.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,779,020 ÷ 340,602 shares)	$ 58.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,826,190 ÷ 48,667 shares)	$ 58.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 605,233
Interest		22
Income from Fidelity Central Funds		3,194
Total income		608,449

Expenses
Management fee	$ 7,295
Transfer agent fees	11,432
Independent trustees' compensation	165
Miscellaneous	63
Total expenses before reductions	18,955
Expense reductions	(4,491)	14,464
Net investment income (loss)		593,985
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	241,876
Futures contracts	103,773
Total net realized gain (loss)		345,649
Change in net unrealized appreciation (depreciation) on: Investment securities	3,855,941
Futures contracts	(31,741)
Total change in net unrealized appreciation (depreciation)		3,824,200
Net gain (loss)		4,169,849
Net increase (decrease) in net assets resulting from operations		$ 4,763,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 593,985	$ 1,076,063
Net realized gain (loss)	345,649	816,438
Change in net unrealized appreciation (depreciation)	3,824,200	4,290,428
Net increase (decrease) in net assets resulting from operations	4,763,834	6,182,929
Distributions to shareholders from net investment income	(546,133)	(1,030,033)
Share transactions - net increase (decrease)	3,110,942	3,180,920
Total increase (decrease) in net assets	7,328,643	8,333,816

Net Assets
Beginning of period	53,315,851	44,982,035
End of period (including undistributed net investment income of $239,388 and undistributed net investment income of $191,536, respectively)	$ 60,644,494	$ 53,315,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Income from Investment Operations
Net investment income (loss) D	.57	1.10	.89	.81	.75	.95
Net realized and unrealized gain (loss)	4.21	5.28	1.40	7.88	13.12	(21.09)
Total from investment operations	4.78	6.38	2.29	8.69	13.87	(20.14)
Distributions from net investment income	(.53)	(1.06)	(.89)	(.79)	(.78)	(.96)
Net asset value, end of period	$ 58.06	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Total Return B, C	8.91%	13.36%	5.04%	22.47%	53.68%	(43.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A, G	.10% G	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A, G	.10% G	.10%	.10%	.10%	.10%
Net investment income (loss)	1.99% A	2.21%	1.96%	1.94%	2.14%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 5,000	$ 4,705	$ 13,407	$ 27,881	$ 23,666	$ 11,363
Portfolio turnover rate F	3% A	4%	5% I	4%	11% I	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents .095%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Income from Investment Operations
Net investment income (loss) D	.59	1.13	.90	.82	.77	.96
Net realized and unrealized gain (loss)	4.20	5.27	1.40	7.89	13.10	(21.08)
Total from investment operations	4.79	6.40	2.30	8.71	13.87	(20.12)
Distributions from net investment income	(.54)	(1.08)	(.90)	(.80)	(.79)	(.97)
Net asset value, end of period	$ 58.07	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Total Return B, C	8.93%	13.39%	5.07%	22.53%	53.67%	(43.31)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05% A	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.05% A	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.03% A	2.25%	1.99%	1.97%	2.17%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 33,039	$ 28,996	$ 16,230	$ 15,595	$ 12,455	$ 3,667
Portfolio turnover rate F	3% A	4%	5% H	4%	11% H	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.59	1.13	.79
Net realized and unrealized gain (loss)	4.20	5.28	.68
Total from investment operations	4.79	6.41	1.47
Distributions from net investment income	(.54)	(1.09)	(.71)
Net asset value, end of period	$ 58.07	$ 53.82	$ 48.50
Total Return B, C	8.94%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.04% A	.04%	.05% A
Expenses net of all reductions	.04% A	.04%	.05% A
Net investment income (loss)	2.04% A	2.27%	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 19,779	$ 17,703	$ 14,629
Portfolio turnover rate F	3% A	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.59	1.14	.81
Net realized and unrealized gain (loss)	4.20	5.29	.67
Total from investment operations	4.79	6.43	1.48
Distributions from net investment income	(.55)	(1.10)	(.72)
Net asset value, end of period	$ 58.07	$ 53.83	$ 48.50
Total Return B, C	8.93%	13.46%	3.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.03% A, G	.03% G	.03% A, G
Expenses net of fee waivers, if any	.02% A	.02%	.03% A, G
Expenses net of all reductions	.02% A	.02%	.03% A, G
Net investment income (loss)	2.06% A	2.29%	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,826	$ 1,912	$ 716
Portfolio turnover rate F	3% A	4%	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents .025%.

H For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,994,120
Gross unrealized depreciation	(3,538,982)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,455,138

Tax cost	$ 42,031,966

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (397)
2017	(658,756)
2019	(792,074)
Total capital loss carryforward	$ (1,451,227)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $103,773 and a change in net unrealized appreciation (depreciation) of $(31,741) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,770,529 and $729,298, respectively.

Securities received in-kind through subscriptions totaled $225,644.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,866
Fidelity Advantage Class	7,159
Institutional Class	2,407
$ 11,432

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,714.

9. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2014.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 138
Fidelity Advantage Class	.050%	3,270
Institutional Class	.040%	1,017
Fidelity Advantage Institutional Class	.020%	64

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Investor Class	$ 45,594	$ 226,551
Fidelity Advantage Class	297,055	421,592
Institutional Class	181,517	348,307
Fidelity Advantage Institutional Class	21,967	33,583
Total	$ 546,133	$ 1,030,033

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Investor Class
Shares sold	19,511	47,792	$ 1,123,384	$ 2,395,212
Reinvestment of distributions	786	4,370	44,324	217,646
Shares redeemed	(21,605)	(241,211)	(1,239,395)	(12,295,797)
Net increase (decrease)	(1,308)	(189,049)	$ (71,687)	$ (9,682,939)
Fidelity Advantage Class
Shares sold	71,991	271,957	$ 4,140,061	$ 13,895,241
Reinvestment of distributions	4,921	7,827	277,697	390,172
Shares redeemed	(46,685)	(75,714)	(2,677,856)	(3,793,810)
Net increase (decrease)	30,227	204,070	$ 1,739,902	$ 10,491,603
Institutional Class
Shares sold	51,253	92,394	$ 2,963,442	$ 4,615,642
Reinvestment of distributions	3,217	6,988	181,517	348,307
Shares redeemed	(42,777)	(72,117)	(2,461,639)	(3,630,016)
Net increase (decrease)	11,693	27,265	$ 683,320	$ 1,333,933

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Fidelity Advantage Institutional Class
Shares sold	16,537	24,302	$ 955,916	$ 1,217,091
Reinvestment of distributions	388	673	21,967	33,583
Shares redeemed	(3,780)	(4,226)	(218,476)	(212,351)
Net increase (decrease)	13,145	20,749	$ 759,407	$ 1,038,323

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of mutual funds with similar objectives ("peer group"). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Spartan 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.05%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.02%, 0.04%, and 0.095% through April 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

UEI-USAN-1013
1.790946.110

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2013

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.100%
Actual		$ 1,000.00	$ 1,093.80	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,093.70	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,093.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,094.00	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,093.90	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.5
Exxon Mobil Corp.	2.1	2.4
Microsoft Corp.	1.4	1.3
Johnson & Johnson	1.3	1.3
General Electric Co.	1.3	1.5
Chevron Corp.	1.3	1.4
Google, Inc. Class A	1.3	1.3
Procter & Gamble Co.	1.2	1.2
Wells Fargo & Co.	1.1	1.0
Berkshire Hathaway, Inc. Class B	1.1	1.1
	14.6
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	17.4
Financials	17.2	17.0
Consumer Discretionary	12.9	12.0
Health Care	12.4	11.8
Industrials	11.0	11.1
Energy	9.7	10.2
Consumer Staples	8.8	9.3
Materials	3.7	3.8
Utilities	3.2	3.5
Telecommunication Services	2.2	2.6

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	57,157	$ 1,286,604
American Axle & Manufacturing Holdings, Inc. (a)	58,540	1,125,724
Autoliv, Inc.	93,950	7,608,071
BorgWarner, Inc.	113,339	10,946,281
Cooper Tire & Rubber Co.	62,365	1,991,314
Dana Holding Corp.	143,074	2,998,831
Delphi Automotive PLC	299,110	16,457,032
Dorman Products, Inc. (d)	25,196	1,265,847
Drew Industries, Inc. (d)	24,362	1,022,230
Federal-Mogul Corp. Class A (a)(d)	65,766	1,003,589
Fox Factory Holding Corp.	10,471	190,153
Fuel Systems Solutions, Inc. (a)(d)	20,668	392,692
Gentex Corp.	141,938	3,197,863
Gentherm, Inc. (a)(d)	38,502	644,138
Johnson Controls, Inc.	686,849	27,837,990
Lear Corp.	91,325	6,278,594
Modine Manufacturing Co. (a)	42,412	552,628
Motorcar Parts of America, Inc. (a)	17,588	162,337
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	23,444
Remy International, Inc.	14,427	281,904
Spartan Motors, Inc.	44,931	256,556
Standard Motor Products, Inc.	17,952	550,408
Stoneridge, Inc. (a)	33,804	420,522
Strattec Security Corp.	672	23,735
Superior Industries International, Inc.	32,436	565,684
Tenneco, Inc. (a)	64,500	2,975,385
The Goodyear Tire & Rubber Co. (a)	255,428	5,139,211
Tower International, Inc. (a)	7,786	159,457
TRW Automotive Holdings Corp. (a)	120,659	8,333,917
UQM Technologies, Inc. (a)(d)	38,648	49,469
Visteon Corp. (a)	54,951	3,935,041
		107,676,651
Automobiles - 0.7%
Ford Motor Co.	3,939,675	63,783,338
General Motors Co. (a)(d)	766,984	26,138,815
Harley-Davidson, Inc.	223,728	13,419,205
Tesla Motors, Inc. (a)(d)	76,818	12,982,242
Thor Industries, Inc. (d)	46,074	2,360,371
Winnebago Industries, Inc. (a)	39,123	871,269
		119,555,240
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	704,070
Genuine Parts Co.	157,612	12,137,700
LKQ Corp. (a)	302,402	8,842,234
Pool Corp.	41,433	2,158,245
VOXX International Corp. (a)	18,073	219,768
Weyco Group, Inc.	1,992	49,700
		24,111,717

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 679,340
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	2,076,795
Ascent Capital Group, Inc. (a)	16,905	1,248,265
Bridgepoint Education, Inc. (a)	11,294	186,577
Bright Horizons Family Solutions, Inc.	22,321	812,708
Capella Education Co. (a)(d)	13,812	750,682
Career Education Corp. (a)	44,821	117,431
Carriage Services, Inc.	15,957	281,162
Collectors Universe, Inc. (d)	4,772	74,586
Corinthian Colleges, Inc. (a)(d)	84,173	186,022
DeVry, Inc. (d)	60,163	1,805,492
Education Management Corp. (a)(d)	26,671	216,569
Grand Canyon Education, Inc. (a)(d)	40,743	1,406,041
H&R Block, Inc.	269,674	7,526,601
Hillenbrand, Inc.	60,464	1,497,089
ITT Educational Services, Inc. (a)(d)	22,063	635,635
K12, Inc. (a)(d)	35,687	1,295,795
Learning Tree International, Inc. (a)	3,285	11,793
LifeLock, Inc.	15,276	192,630
Lincoln Educational Services Corp.	15,671	79,922
Mac-Gray Corp.	7,087	101,698
Matthews International Corp. Class A	31,601	1,166,077
National American University Holdings, Inc.	5,378	18,447
Outerwall, Inc. (a)(d)	24,683	1,534,542
Regis Corp.	37,626	593,738
Service Corp. International	236,136	4,269,339
Sotheby's Class A (Ltd. vtg.)	74,799	3,448,982
Steiner Leisure Ltd. (a)	10,649	593,362
Stewart Enterprises, Inc. Class A	62,714	820,299
Strayer Education, Inc. (d)	14,558	581,738
Universal Technical Institute, Inc.	29,419	312,724
Weight Watchers International, Inc. (d)	23,857	857,421
		35,379,502
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	748,812
Ambassadors Group, Inc.	24,177	84,136
Bally Technologies, Inc. (a)(d)	46,562	3,358,517
Biglari Holdings, Inc.	1,147	478,815
Biglari Holdings, Inc. rights 9/16/13 (a)(d)	1,147	33,951
BJ's Restaurants, Inc. (a)(d)	21,746	679,345
Bloomin' Brands, Inc.	42,143	948,218
Bob Evans Farms, Inc.	27,901	1,367,986
Boyd Gaming Corp. (a)	82,652	1,001,742
Bravo Brio Restaurant Group, Inc. (a)(d)	12,451	186,516
Brinker International, Inc.	62,217	2,488,058
Buffalo Wild Wings, Inc. (a)(d)	15,323	1,592,213
Burger King Worldwide, Inc.	82,686	1,617,338
Caesars Entertainment Corp. (a)(d)	22,500	483,075
Carnival Corp. unit	445,209	16,067,593
Carrols Restaurant Group, Inc. (a)	6,381	38,414
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CEC Entertainment, Inc.	20,553	$ 831,780
Chipotle Mexican Grill, Inc. (a)(d)	31,378	12,807,558
Choice Hotels International, Inc. (d)	44,031	1,689,910
Churchill Downs, Inc.	13,145	1,064,745
Chuys Holdings, Inc. (a)(d)	13,590	488,561
Cosi, Inc. (a)(d)	11,735	25,465
Cracker Barrel Old Country Store, Inc.	24,866	2,447,312
Darden Restaurants, Inc.	122,762	5,672,832
Del Frisco's Restaurant Group, Inc. (a)	10,575	203,357
Denny's Corp. (a)	71,197	400,127
Diamond Resorts International, Inc.	18,779	304,971
DineEquity, Inc.	12,829	850,178
Domino's Pizza, Inc.	66,862	4,108,001
Dover Downs Gaming & Entertainment, Inc.	1,508	2,579
Dover Motorsports, Inc.	9,993	24,383
Dunkin' Brands Group, Inc. (d)	91,395	3,938,211
Einstein Noah Restaurant Group, Inc.	3,797	60,790
Empire Resorts, Inc. (a)	5,314	16,367
Entertainment Gaming Asia, Inc. (a)	8,246	11,544
Famous Dave's of America, Inc. (a)	2,311	36,884
Fiesta Restaurant Group, Inc. (a)	18,237	595,803
Frisch's Restaurants, Inc.	500	9,755
Hyatt Hotels Corp. Class A (a)(d)	61,427	2,665,932
Ignite Restaurant Group, Inc. (a)(d)	4,841	72,421
International Game Technology	268,403	5,070,133
International Speedway Corp. Class A (d)	20,854	646,265
Interval Leisure Group, Inc.	36,016	777,946
Isle of Capri Casinos, Inc. (a)	20,657	154,101
Jack in the Box, Inc. (a)	42,139	1,664,069
Jamba, Inc. (a)(d)	19,136	245,898
Kona Grill, Inc. (a)	4,029	48,267
Krispy Kreme Doughnuts, Inc. (a)	61,696	1,216,645
Lakes Entertainment, Inc. (a)	2,872	11,948
Las Vegas Sands Corp.	352,868	19,884,112
Life Time Fitness, Inc. (a)(d)	38,055	1,902,369
Luby's, Inc. (a)	14,614	102,444
Marcus Corp.	22,859	281,166
Marriott International, Inc. Class A	251,677	10,064,563
Marriott Vacations Worldwide Corp. (a)	31,069	1,354,608
McDonald's Corp.	1,007,623	95,079,306
MGM Mirage, Inc. (a)	371,095	6,564,671
Monarch Casino & Resort, Inc. (a)	4,802	90,278
Morgans Hotel Group Co. (a)	27,678	190,148
MTR Gaming Group, Inc. (a)	11,304	42,390
Multimedia Games Holding Co., Inc. (a)	28,049	1,100,643
Noodles & Co.	6,748	308,114
Norwegian Cruise Line Holdings Ltd.	47,119	1,464,930
Orient Express Hotels Ltd. Class A (a)	89,796	1,086,532
Panera Bread Co. Class A (a)	26,570	4,358,011
Papa John's International, Inc.	19,260	1,312,184

	Shares	Value
Penn National Gaming, Inc. (a)(d)	66,856	$ 3,515,957
Pinnacle Entertainment, Inc. (a)	61,922	1,466,313
Premier Exhibitions, Inc. (a)	7,733	13,069
Red Lion Hotels Corp. (a)	3,129	17,241
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,371,076
Rick's Cabaret International, Inc. (a)	5,726	63,845
Royal Caribbean Cruises Ltd.	149,876	5,498,950
Ruby Tuesday, Inc. (a)(d)	44,363	322,075
Ruth's Hospitality Group, Inc.	33,916	400,887
Scientific Games Corp. Class A (a)	45,645	652,267
SeaWorld Entertainment, Inc.	28,617	856,507
SHFL Entertainment, Inc. (a)	57,423	1,307,522
Six Flags Entertainment Corp.	100,414	3,314,666
Sonic Corp. (a)	98,965	1,579,481
Speedway Motorsports, Inc.	7,569	133,820
Starbucks Corp.	751,996	53,030,758
Starwood Hotels & Resorts Worldwide, Inc.	193,786	12,390,677
Texas Roadhouse, Inc. Class A	57,171	1,420,699
The Cheesecake Factory, Inc. (d)	39,940	1,668,294
Town Sports International Holdings, Inc.	13,107	152,172
Vail Resorts, Inc.	33,420	2,272,560
Wendy's Co.	250,660	1,894,990
WMS Industries, Inc. (a)	53,103	1,364,747
Wyndham Worldwide Corp.	137,748	8,176,721
Wynn Resorts Ltd.	80,911	11,411,687
Yum! Brands, Inc.	455,847	31,918,407
		370,741,324
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	1,947	26,908
Beazer Homes U.S.A., Inc. (a)(d)	23,951	405,730
Blyth, Inc. (d)	16,038	148,031
Cavco Industries, Inc. (a)(d)	9,813	515,575
Cobra Electronics Corp. (a)	1,032	2,962
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	21,891
CSS Industries, Inc.	16,118	351,695
D.R. Horton, Inc. (d)	272,727	4,868,177
Dixie Group, Inc. (a)	6,244	66,811
Emerson Radio Corp. (a)	23,724	39,856
Ethan Allen Interiors, Inc.	25,611	667,679
Flexsteel Industries, Inc.	2,547	57,282
Furniture Brands International, Inc. (a)(d)	8,154	4,729
Garmin Ltd. (d)	105,419	4,297,933
Harman International Industries, Inc.	71,938	4,605,471
Helen of Troy Ltd. (a)	30,506	1,225,731
Hooker Furniture Corp.	13,495	194,193
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	912,389
iRobot Corp. (a)(d)	24,689	806,590
Jarden Corp. (a)	101,879	4,375,703
KB Home (d)	76,789	1,230,928
Kid Brands, Inc. (a)	16,651	24,643
Koss Corp.	2,669	13,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
La-Z-Boy, Inc.	54,902	$ 1,167,217
Leggett & Platt, Inc.	123,614	3,574,917
Lennar Corp. Class A (d)	158,226	5,033,169
Libbey, Inc. (a)	16,641	394,725
Lifetime Brands, Inc.	2,385	32,985
M.D.C. Holdings, Inc. (d)	36,801	1,024,172
M/I Homes, Inc. (a)(d)	24,871	465,834
Meritage Homes Corp. (a)	46,552	1,858,356
Mohawk Industries, Inc. (a)	64,682	7,599,488
NACCO Industries, Inc. Class A	6,219	345,652
Newell Rubbermaid, Inc.	285,365	7,219,735
NVR, Inc. (a)	5,106	4,369,766
PulteGroup, Inc.	339,499	5,224,890
Ryland Group, Inc.	46,168	1,607,570
Skullcandy, Inc. (a)	12,653	67,314
Skyline Corp. (a)	21,741	103,705
Standard Pacific Corp. (a)(d)	138,811	991,111
Stanley Furniture Co., Inc. (a)	5,699	19,662
Taylor Morrison Home Corp.	26,856	553,502
Tempur Sealy International, Inc. (a)(d)	59,637	2,296,621
Toll Brothers, Inc. (a)(d)	143,481	4,391,953
TRI Pointe Homes, Inc. (d)	13,100	183,793
Tupperware Brands Corp.	50,496	4,078,562
UCP, Inc.	9,479	129,388
Universal Electronics, Inc. (a)	14,332	432,253
WCI Communities, Inc.	8,622	130,623
Whirlpool Corp.	77,133	9,923,160
Zagg, Inc. (a)(d)	21,268	94,643
		88,179,632
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	171,741
Amazon.com, Inc. (a)	367,320	103,209,574
Blue Nile, Inc. (a)	11,337	410,173
dELiA*s, Inc. (a)	2,977	3,275
Expedia, Inc.	90,103	4,213,216
Gaiam, Inc. Class A (a)	12,609	64,558
Geeknet, Inc. (a)	2,810	46,871
Groupon, Inc. Class A (a)	268,227	2,725,186
Hollywood Media Corp. (a)	1,032	1,734
HomeAway, Inc. (a)(d)	35,174	1,109,388
HSN, Inc.	37,772	2,034,400
Liberty Media Corp.:
Interactive Series A (a)	531,914	12,010,618
Series A (a)	40,463	3,465,251
Netflix, Inc. (a)(d)	56,574	16,061,924
NutriSystem, Inc. (d)	26,922	340,833
Orbitz Worldwide, Inc. (a)(d)	31,286	297,530
Overstock.com, Inc. (a)(d)	14,467	406,957
PetMed Express, Inc.	32,292	493,099
priceline.com, Inc. (a)	51,751	48,569,866
RetailMeNot, Inc.	11,243	359,326

	Shares	Value
Shutterfly, Inc. (a)(d)	28,914	$ 1,502,371
TripAdvisor, Inc. (a)(d)	111,656	8,259,194
U.S. Auto Parts Network, Inc. (a)	5,048	4,796
ValueVision Media, Inc. Class A (a)	41,726	204,040
Vitacost.com, Inc. (a)(d)	15,384	126,764
		206,092,685
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	1,004,782
Black Diamond, Inc. (a)(d)	20,004	208,042
Brunswick Corp. (d)	91,271	3,318,614
Callaway Golf Co.	77,147	533,857
Hasbro, Inc. (d)	108,883	4,962,887
JAKKS Pacific, Inc. (d)	19,661	102,041
Johnson Outdoors, Inc. Class A (a)	3,505	88,291
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	324,588
Marine Products Corp.	11,741	102,264
Mattel, Inc.	359,540	14,561,370
Meade Instruments Corp. (a)	112	502
Nautilus, Inc. (a)	31,083	196,134
Polaris Industries, Inc.	60,497	6,606,877
Smith & Wesson Holding Corp. (a)(d)	80,794	883,886
Steinway Musical Instruments, Inc. (a)	4,620	186,001
Sturm, Ruger & Co., Inc. (d)	24,417	1,278,718
Summer Infant, Inc. (a)	32,605	105,640
		34,464,494
Media - 3.5%
A.H. Belo Corp. Class A	22,177	160,561
AMC Networks, Inc. Class A (a)	63,313	3,924,140
Arbitron, Inc.	37,846	1,781,033
Ballantyne of Omaha, Inc. (a)	17,964	75,449
Belo Corp. Series A	87,121	1,231,891
Cablevision Systems Corp. - NY Group Class A	252,827	4,482,623
Carmike Cinemas, Inc. (a)	21,753	381,330
CBS Corp. Class B	569,811	29,117,342
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	246,771
Charter Communications, Inc. Class A (a)	66,616	8,088,515
Cinemark Holdings, Inc.	106,717	3,144,950
Clear Channel Outdoor Holding, Inc. Class A (a)	41,131	310,950
Comcast Corp. Class A	2,656,479	111,811,201
Crown Media Holdings, Inc. Class A (a)(d)	24,979	76,686
Cumulus Media, Inc. Class A (a)(d)	68,791	330,197
Digital Cinema Destinations Co. (a)	1,935	11,784
Digital Generation, Inc. (a)(d)	26,444	324,468
DIRECTV (a)	559,715	32,564,219
Discovery Communications, Inc. Class A (a)(d)	246,427	19,100,557
DISH Network Corp. Class A	211,095	9,490,831
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	2,002,536
E.W. Scripps Co. Class A (a)	24,274	369,208
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	7,973	$ 25,354
Entercom Communications Corp. Class A (a)	21,235	168,394
Entravision Communication Corp. Class A	63,982	334,626
FAB Universal Corp. (a)(d)	3,212	12,976
Gannett Co., Inc.	230,128	5,543,784
Gray Television, Inc. (a)	54,130	357,258
Harris Interactive, Inc. (a)	5,389	10,401
Harte-Hanks, Inc.	45,482	377,501
Hemisphere Media Group, Inc. (a)	2,493	29,567
Insignia Systems, Inc. (a)	5,038	14,661
Interpublic Group of Companies, Inc.	446,701	7,022,140
John Wiley & Sons, Inc. Class A (d)	46,973	2,057,417
Journal Communications, Inc. Class A (a)	23,068	165,859
Lamar Advertising Co. Class A (a)	69,336	2,916,966
Liberty Global PLC Class A (a)	360,859	28,031,527
Liberty Media Corp. Class A (a)	117,554	16,043,770
Live Nation Entertainment, Inc. (a)	150,163	2,531,748
Loral Space & Communications Ltd.	10,995	726,879
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	95,390
Media General, Inc. Class A (a)(d)	21,745	228,105
Meredith Corp.	34,788	1,496,232
Morningstar, Inc.	26,885	2,018,795
National CineMedia, Inc.	49,356	887,421
News Corp. Class A (a)	517,454	8,124,028
Nexstar Broadcasting Group, Inc. Class A	29,134	978,028
Omnicom Group, Inc.	262,247	15,905,281
Radio One, Inc. Class D (non-vtg.) (a)	32,336	74,696
ReachLocal, Inc. (a)(d)	5,194	57,030
Regal Entertainment Group Class A	71,925	1,286,738
Rentrak Corp. (a)	4,521	112,347
RLJ Entertainment, Inc. (a)	17,180	99,472
Saga Communications, Inc. Class A	268	13,175
Salem Communications Corp. Class A	1,732	13,406
Scholastic Corp.	25,364	748,492
Scripps Networks Interactive, Inc. Class A	83,052	6,106,814
Sinclair Broadcast Group, Inc. Class A	63,826	1,526,718
Sirius XM Radio, Inc. (d)	3,099,028	11,094,520
Spanish Broadcasting System, Inc. Class A (a)	698	2,534
Starz - Liberty Capital Series A (a)	120,965	3,019,286
The Madison Square Garden Co. Class A (a)	61,546	3,581,977
The McClatchy Co. Class A (a)(d)	60,729	188,260
The New York Times Co. Class A (a)(d)	109,097	1,216,432
The Walt Disney Co.	1,812,726	110,268,123
Time Warner Cable, Inc.	293,574	31,515,169
Time Warner, Inc.	937,640	56,755,349

	Shares	Value
Twenty-First Century Fox, Inc. Class A	2,002,989	$ 62,753,645
Valassis Communications, Inc. (d)	33,863	932,926
Viacom, Inc. Class B (non-vtg.)	447,757	35,623,547
Washington Post Co. Class B	4,705	2,653,620
World Wrestling Entertainment, Inc. Class A	44,310	432,909
		655,208,535
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,879,491
Dillard's, Inc. Class A	32,687	2,492,711
Dollar General Corp. (a)	310,714	16,769,235
Dollar Tree, Inc. (a)	221,972	11,697,924
Family Dollar Stores, Inc.	100,910	7,183,783
Fred's, Inc. Class A	41,012	641,018
Gordmans Stores, Inc.	10,233	141,420
J.C. Penney Co., Inc. (a)(d)	138,529	1,728,842
Kohl's Corp.	204,759	10,506,184
Macy's, Inc.	381,245	16,938,715
Nordstrom, Inc.	143,355	7,989,174
Saks, Inc. (a)(d)	100,086	1,594,370
Sears Holdings Corp. (a)(d)	37,834	1,673,776
Target Corp.	645,367	40,858,185
The Bon-Ton Stores, Inc. (d)	19,775	217,723
Tuesday Morning Corp. (a)	41,198	507,147
		122,819,698
Specialty Retail - 2.5%
Aarons, Inc. Class A	69,026	1,868,534
Abercrombie & Fitch Co. Class A	83,791	2,958,660
Advance Auto Parts, Inc.	71,646	5,736,695
Aeropostale, Inc. (a)(d)	70,783	575,466
America's Car Mart, Inc. (a)(d)	10,422	427,302
American Eagle Outfitters, Inc.	183,756	2,658,949
ANN, Inc. (a)(d)	46,918	1,628,055
Asbury Automotive Group, Inc. (a)	30,567	1,501,757
Ascena Retail Group, Inc. (a)(d)	124,750	2,035,920
AutoNation, Inc. (a)(d)	53,370	2,494,514
AutoZone, Inc. (a)(d)	36,613	15,375,263
Barnes & Noble, Inc. (a)	41,457	566,717
bebe stores, Inc. (d)	66,951	386,977
Bed Bath & Beyond, Inc. (a)(d)	221,491	16,332,746
Best Buy Co., Inc.	267,178	9,618,408
Big 5 Sporting Goods Corp.	16,237	271,645
Body Central Corp. (a)	23,522	142,073
Books-A-Million, Inc. (a)(d)	4,414	10,726
Brown Shoe Co., Inc.	39,452	884,514
Build-A-Bear Workshop, Inc. (a)	4,049	29,193
Cabela's, Inc. Class A (a)(d)	48,135	3,154,287
Cache, Inc. (a)	2,880	14,371
CarMax, Inc. (a)(d)	231,243	10,997,917
Chico's FAS, Inc.	157,246	2,453,038
Christopher & Banks Corp. (a)	22,706	125,791
Citi Trends, Inc. (a)	14,433	234,248
Coldwater Creek, Inc. (a)(d)	13,235	31,896
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(d)	26,557	$ 1,768,962
CST Brands, Inc. (a)(d)	58,913	1,737,934
Destination Maternity Corp.	9,860	273,812
Destination XL Group, Inc. (a)	42,389	256,453
Dick's Sporting Goods, Inc.	102,697	4,766,168
DSW, Inc. Class A	38,608	3,323,763
Express, Inc. (a)	81,477	1,710,202
Finish Line, Inc. Class A	46,538	975,436
Five Below, Inc. (a)(d)	38,194	1,403,630
Foot Locker, Inc.	152,898	4,923,316
Francescas Holdings Corp. (a)(d)	45,454	1,096,350
GameStop Corp. Class A	117,656	5,907,508
Gap, Inc.	291,066	11,770,709
Genesco, Inc. (a)	23,060	1,422,341
GNC Holdings, Inc.	71,320	3,628,048
Group 1 Automotive, Inc.	20,341	1,560,765
Guess?, Inc.	63,670	1,941,935
Haverty Furniture Companies, Inc.	22,550	545,936
hhgregg, Inc. (a)(d)	15,184	274,982
Hibbett Sports, Inc. (a)(d)	22,731	1,177,466
Home Depot, Inc.	1,467,693	109,328,452
Jos. A. Bank Clothiers, Inc. (a)	27,787	1,105,367
Kirkland's, Inc. (a)	10,699	208,737
L Brands, Inc.	245,893	14,104,422
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,356,103
Lowe's Companies, Inc.	1,083,288	49,636,256
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	2,531,830
MarineMax, Inc. (a)	17,627	215,754
Mattress Firm Holding Corp. (a)	7,207	296,208
Monro Muffler Brake, Inc.	28,456	1,259,747
New York & Co., Inc. (a)	19,427	95,192
O'Reilly Automotive, Inc. (a)	111,111	13,634,431
Office Depot, Inc. (a)	247,217	1,035,839
OfficeMax, Inc.	117,377	1,275,888
Pacific Sunwear of California, Inc. (a)	60,120	195,991
Penske Automotive Group, Inc.	46,027	1,796,434
Perfumania Holdings, Inc. (a)	876	4,327
PetSmart, Inc.	105,988	7,464,735
Pier 1 Imports, Inc.	103,847	2,276,326
RadioShack Corp. (a)(d)	135,907	444,416
Rent-A-Center, Inc. (d)	61,802	2,318,193
Restoration Hardware Holdings, Inc. (d)	26,612	1,850,332
Ross Stores, Inc.	220,817	14,852,151
rue21, Inc. (a)(d)	12,996	530,887
Sally Beauty Holdings, Inc. (a)	149,457	3,905,311
Sears Hometown & Outlet Stores, Inc. (a)	10,000	320,800
Select Comfort Corp. (a)(d)	50,428	1,245,572
Shoe Carnival, Inc.	12,148	308,438
Signet Jewelers Ltd.	78,316	5,200,182
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	711,596
Stage Stores, Inc.	33,300	620,379

	Shares	Value
Staples, Inc.	655,341	$ 9,115,793
Stein Mart, Inc.	28,029	340,552
Systemax, Inc.	6,560	59,630
The Buckle, Inc. (d)	31,903	1,651,937
The Cato Corp. Class A (sub. vtg.)	30,985	779,583
The Children's Place Retail Stores, Inc. (a)	22,249	1,183,202
The Men's Wearhouse, Inc.	53,679	2,021,014
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	940,670
Tiffany & Co., Inc.	117,916	9,092,503
Tile Shop Holdings, Inc. (a)	33,873	900,006
Tilly's, Inc. (a)	6,806	93,991
TJX Companies, Inc.	726,977	38,326,227
Tractor Supply Co.	71,437	8,741,746
Trans World Entertainment Corp.	2,977	13,486
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	60,044	5,958,767
Urban Outfitters, Inc. (a)	117,805	4,939,564
Vitamin Shoppe, Inc. (a)(d)	29,219	1,230,704
West Marine, Inc. (a)	3,285	37,318
Wet Seal, Inc. Class A (a)	66,930	244,295
Williams-Sonoma, Inc.	84,343	4,757,789
Winmark Corp.	391	28,328
Zale Corp. (a)	22,527	281,813
Zumiez, Inc. (a)	17,893	477,743
		464,328,335
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	60,536
Carter's, Inc.	48,698	3,586,121
Cherokee, Inc.	20,319	241,796
Coach, Inc.	282,014	14,893,159
Columbia Sportswear Co.	17,213	974,084
Crocs, Inc. (a)	79,497	1,070,030
Culp, Inc.	7,038	134,848
Deckers Outdoor Corp. (a)(d)	36,096	2,119,918
Delta Apparel, Inc. (a)	1,905	31,433
Fifth & Pacific Companies, Inc. (a)	112,296	2,677,137
Fossil Group, Inc. (a)	55,600	6,457,384
G-III Apparel Group Ltd. (a)	14,705	673,636
Hanesbrands, Inc.	106,764	6,350,323
Iconix Brand Group, Inc. (a)(d)	61,164	2,007,402
Joe's Jeans, Inc. (a)	32,503	40,629
Maidenform Brands, Inc. (a)	22,504	527,494
Michael Kors Holdings Ltd. (a)	176,368	13,067,105
Movado Group, Inc.	22,005	937,633
NIKE, Inc. Class B	728,473	45,762,674
Oxford Industries, Inc.	12,480	774,259
Perry Ellis International, Inc.	7,954	145,717
PVH Corp.	81,800	10,531,750
Quiksilver, Inc. (a)(d)	122,287	605,321
R.G. Barry Corp.	3,640	57,985
Ralph Lauren Corp.	59,476	9,837,925
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	990,582
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	40,708	$ 2,198,232
Superior Uniform Group, Inc.	859	10,196
The Jones Group, Inc.	74,838	1,102,364
Tumi Holdings, Inc. (a)(d)	44,279	910,376
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	79,063	5,743,136
Unifi, Inc. (a)	18,843	426,794
Vera Bradley, Inc. (a)(d)	20,509	402,797
VF Corp.	89,146	16,689,023
Wolverine World Wide, Inc.	51,257	2,883,206
		154,923,005
TOTAL CONSUMER DISCRETIONARY		2,383,480,818
CONSUMER STAPLES - 8.8%
Beverages - 1.8%
Beam, Inc.	160,966	10,084,520
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,637,735
Brown-Forman Corp. Class B (non-vtg.)	167,788	11,240,118
Coca-Cola Bottling Co. CONSOLIDATED	4,325	271,783
Coca-Cola Enterprises, Inc.	270,815	10,128,481
Constellation Brands, Inc. Class A (sub. vtg.) (a)	151,771	8,233,577
Craft Brew Alliance, Inc. (a)	5,908	70,896
Dr. Pepper Snapple Group, Inc.	203,653	9,115,508
MGP Ingredients, Inc.	4,299	21,667
Molson Coors Brewing Co. Class B	155,578	7,590,651
Monster Beverage Corp. (a)(d)	148,866	8,543,420
National Beverage Corp.	7,694	123,181
PepsiCo, Inc.	1,559,446	124,334,630
Primo Water Corp. (a)	8,907	25,741
REED'S, Inc. (a)(d)	1,830	10,815
The Coca-Cola Co.	3,857,387	147,275,036
		338,707,759
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	1,085,557
Arden Group, Inc. Class A	86	11,412
Casey's General Stores, Inc.	41,971	2,767,568
Chefs' Warehouse Holdings (a)(d)	6,997	161,561
Costco Wholesale Corp.	443,020	49,560,647
Crumbs Bake Shop, Inc. (a)	5,760	6,912
CVS Caremark Corp.	1,234,578	71,667,253
Fairway Group Holdings Corp. (d)	15,014	348,025
Fresh Market, Inc. (a)(d)	40,058	1,955,231
Harris Teeter Supermarkets, Inc.	65,364	3,212,641
Ingles Markets, Inc. Class A	19,385	484,431
Kroger Co.	516,681	18,910,525
Nash-Finch Co.	11,468	280,163
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	269,233

	Shares	Value
Pizza Inn Holdings, Inc. (a)(d)	9,079	$ 66,277
PriceSmart, Inc. (d)	17,002	1,461,662
Rite Aid Corp. (a)	682,788	2,362,446
Roundy's, Inc.	18,846	159,060
Safeway, Inc.	265,495	6,876,321
Spartan Stores, Inc.	24,920	512,355
Sprouts Farmers Market LLC	22,743	840,581
SUPERVALU, Inc. (a)(d)	203,563	1,459,547
Susser Holdings Corp. (a)(d)	14,504	691,986
Sysco Corp.	603,559	19,325,959
The Pantry, Inc. (a)	24,320	277,491
United Natural Foods, Inc. (a)	58,263	3,532,486
Village Super Market, Inc. Class A	3,352	117,286
Wal-Mart Stores, Inc.	1,649,809	120,403,061
Walgreen Co.	867,999	41,724,712
Weis Markets, Inc.	10,922	513,116
Whole Foods Market, Inc.	345,736	18,237,574
		369,283,079
Food Products - 1.7%
Alico, Inc.	172	6,925
Annie's, Inc. (a)(d)	13,936	640,080
Archer Daniels Midland Co.	662,510	23,326,977
B&G Foods, Inc. Class A	50,957	1,725,914
Boulder Brands, Inc. (a)(d)	68,009	1,058,220
Bunge Ltd.	147,390	11,169,214
Cal-Maine Foods, Inc.	14,807	675,643
Calavo Growers, Inc.	8,788	217,591
Campbell Soup Co. (d)	184,577	7,970,035
Chiquita Brands International, Inc. (a)	44,016	542,717
Coffee Holding Co., Inc.	3,401	20,882
ConAgra Foods, Inc.	421,558	14,257,092
Darling International, Inc. (a)	125,934	2,547,645
Dean Foods Co. (a)	86,659	1,660,386
Diamond Foods, Inc. (a)(d)	18,346	379,762
Dole Food Co., Inc. (a)	34,643	475,302
Farmer Brothers Co. (a)	3,100	42,532
Flowers Foods, Inc.	181,381	3,770,911
Fresh Del Monte Produce, Inc.	38,697	1,116,795
General Mills, Inc.	644,142	31,769,083
Green Mountain Coffee Roasters, Inc. (a)(d)	124,794	10,770,970
Hain Celestial Group, Inc. (a)(d)	48,894	3,998,551
Hillshire Brands Co.	117,223	3,787,475
Hormel Foods Corp.	148,701	6,160,682
Ingredion, Inc.	76,370	4,806,728
J&J Snack Foods Corp.	14,258	1,096,725
John B. Sanfilippo & Son, Inc.	4,594	99,460
Kellogg Co.	253,375	15,382,396
Kraft Foods Group, Inc.	599,642	31,043,466
Lancaster Colony Corp.	21,006	1,549,613
Lifeway Foods, Inc. (d)	1,247	17,670
Limoneira Co. (d)	3,738	81,115
McCormick & Co., Inc. (non-vtg.)	129,959	8,791,726
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	205,964	$ 15,453,479
Mondelez International, Inc.	1,798,412	55,157,296
Omega Protein Corp. (a)	32,056	286,901
Pilgrims Pride Corp. (a)	54,584	836,773
Pinnacle Foods, Inc. (d)	28,004	758,908
Post Holdings, Inc. (a)	28,839	1,231,425
Sanderson Farms, Inc.	23,484	1,537,732
Seaboard Corp.	366	980,880
Seneca Foods Corp. Class A (a)	7,029	207,145
Smithfield Foods, Inc. (a)(d)	121,954	4,089,118
Snyders-Lance, Inc.	50,907	1,369,398
The Hershey Co.	157,067	14,442,311
The J.M. Smucker Co.	104,756	11,118,802
Tootsie Roll Industries, Inc. (d)	30,414	912,116
TreeHouse Foods, Inc. (a)	37,174	2,417,425
Tyson Foods, Inc. Class A	284,363	8,232,309
WhiteWave Foods Co. (d)	134,471	2,571,086
WhiteWave Foods Co. Class B (a)(d)	63,053	1,194,854
		313,758,241
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	217,310
Church & Dwight Co., Inc.	156,776	9,304,656
Clorox Co. (d)	127,070	10,508,689
Colgate-Palmolive Co.	879,149	50,788,438
Energizer Holdings, Inc.	64,471	6,371,669
Harbinger Group, Inc. (a)	9,831	90,347
Kimberly-Clark Corp.	389,445	36,405,319
Oil-Dri Corp. of America	644	19,970
Orchids Paper Products Co.	2,087	57,372
Procter & Gamble Co.	2,761,608	215,101,647
Spectrum Brands Holdings, Inc.	23,337	1,412,822
WD-40 Co.	17,410	1,012,914
		331,291,153
Personal Products - 0.2%
Avon Products, Inc.	459,715	9,088,566
Coty, Inc. Class A (a)	75,823	1,235,915
Cyanotech Corp. (a)	2,300	13,179
Elizabeth Arden, Inc. (a)(d)	22,677	787,572
Estee Lauder Companies, Inc. Class A	240,914	15,746,139
Herbalife Ltd. (d)	102,302	6,241,445
Inter Parfums, Inc.	14,485	384,866
LifeVantage Corp. (a)(d)	61,077	147,196
Mannatech, Inc. (a)	599	16,598
MediFast, Inc. (a)(d)	10,225	254,194
Nature's Sunshine Products, Inc.	2,859	49,918
Nu Skin Enterprises, Inc. Class A	53,831	4,506,193
Nutraceutical International Corp.	4,799	108,217
Prestige Brands Holdings, Inc. (a)	52,110	1,692,012
Revlon, Inc. (a)	13,966	312,559

	Shares	Value
Star Scientific, Inc. (a)(d)	176,304	$ 347,319
The Female Health Co.	11,731	100,887
USANA Health Sciences, Inc. (a)	12,622	958,641
		41,991,416
Tobacco - 1.3%
Alliance One International, Inc. (a)	89,449	253,141
Altria Group, Inc.	2,017,759	68,361,675
Lorillard, Inc.	384,151	16,249,587
Philip Morris International, Inc.	1,651,303	137,784,722
Reynolds American, Inc.	319,987	15,240,981
Universal Corp. (d)	28,408	1,392,560
Vector Group Ltd. (d)	57,232	934,599
		240,217,265
TOTAL CONSUMER STAPLES		1,635,248,913
ENERGY - 9.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	4,141,367
Baker Hughes, Inc.	440,804	20,492,978
Basic Energy Services, Inc. (a)(d)	48,473	564,226
Bolt Technology Corp.	7,172	126,801
Bristow Group, Inc.	35,526	2,334,058
C&J Energy Services, Inc. (a)(d)	39,339	807,630
Cal Dive International, Inc. (a)(d)	171,858	347,153
Cameron International Corp. (a)	249,580	14,173,648
Carbo Ceramics, Inc. (d)	21,033	1,716,082
Core Laboratories NV	45,232	6,853,100
Dawson Geophysical Co. (a)	7,871	282,569
Diamond Offshore Drilling, Inc.	67,074	4,294,748
Dresser-Rand Group, Inc. (a)	77,752	4,738,207
Dril-Quip, Inc. (a)	35,273	3,598,199
ENGlobal Corp. (a)	5,637	6,708
Ensco PLC Class A	232,789	12,933,757
Era Group, Inc. (a)	20,388	506,234
Exterran Holdings, Inc. (a)(d)	55,256	1,515,672
FMC Technologies, Inc. (a)(d)	240,789	12,913,514
Forbes Energy Services Ltd. (a)	500	2,335
Forum Energy Technologies, Inc. (a)(d)	17,384	454,939
Geospace Technologies Corp. (a)(d)	13,736	958,223
Global Geophysical Services, Inc. (a)(d)	29,499	74,337
GreenHunter Energy, Inc.	12,193	12,803
Gulf Island Fabrication, Inc.	15,288	359,115
Gulfmark Offshore, Inc. Class A	20,706	952,062
Halliburton Co.	868,015	41,664,720
Helix Energy Solutions Group, Inc. (a)	92,995	2,327,665
Helmerich & Payne, Inc. (d)	101,955	6,427,243
Hercules Offshore, Inc. (a)	189,533	1,364,638
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,608,468
ION Geophysical Corp. (a)(d)	97,381	466,455
Key Energy Services, Inc. (a)	163,573	1,091,032
Matrix Service Co. (a)	25,723	401,022
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)(d)	226,474	$ 1,698,555
Mitcham Industries, Inc. (a)(d)	23,287	408,920
Nabors Industries Ltd.	317,540	4,890,116
National Oilwell Varco, Inc.	436,051	32,398,589
Natural Gas Services Group, Inc. (a)	21,602	592,327
Newpark Resources, Inc. (a)	85,435	950,892
Noble Corp.	259,833	9,665,788
Nuverra Environmental Solutions, Inc. (a)(d)	160,342	368,787
Oceaneering International, Inc.	105,875	8,213,783
Oil States International, Inc. (a)	56,000	4,996,320
Parker Drilling Co. (a)	145,338	834,240
Patterson-UTI Energy, Inc.	135,919	2,662,653
PHI, Inc. (non-vtg.) (a)	18,377	644,665
Pioneer Energy Services Corp. (a)	82,168	555,456
RigNet, Inc. (a)(d)	15,376	558,303
Rowan Companies PLC (a)	117,283	4,154,164
RPC, Inc. (d)	65,463	934,812
Schlumberger Ltd.	1,339,778	108,441,631
SEACOR Holdings, Inc. (d)	20,388	1,693,835
Superior Energy Services, Inc. (a)	184,941	4,542,151
Tesco Corp. (a)	36,928	570,538
TETRA Technologies, Inc. (a)(d)	84,417	991,900
TGC Industries, Inc.	15,685	124,539
Tidewater, Inc.	43,850	2,366,146
Transocean Ltd. (United States)	360,109	16,251,719
Unit Corp. (a)(d)	41,417	1,907,253
Vantage Drilling Co. (a)	139,486	239,916
Weatherford International Ltd. (a)	775,193	11,558,128
Willbros Group, Inc. (a)	69,552	633,619
		374,361,453
Oil, Gas & Consumable Fuels - 7.7%
Abraxas Petroleum Corp. (a)	126,005	317,533
Adams Resources & Energy, Inc.	1,804	109,701
Alon U.S.A. Energy, Inc.	9,432	117,145
Alpha Natural Resources, Inc. (a)(d)	236,910	1,440,413
Amyris, Inc. (a)(d)	41,172	105,400
Anadarko Petroleum Corp.	504,375	46,109,963
Apache Corp.	396,735	33,992,255
APCO Oil and Gas International, Inc. (a)	12,221	177,327
Approach Resources, Inc. (a)(d)	29,242	681,339
Arch Coal, Inc. (d)	201,141	899,100
Ardmore Shipping Corp.	12,187	166,474
Athlon Energy, Inc.	19,057	529,785
Barnwell Industries, Inc. (a)	2,847	9,537
Berry Petroleum Co. Class A	44,217	1,819,530
Bill Barrett Corp. (a)(d)	44,527	958,666
BioFuel Energy Corp. (a)(d)	979	3,759
Bonanza Creek Energy, Inc. (a)(d)	18,196	722,381
BPZ Energy, Inc. (a)(d)	134,116	305,784
Cabot Oil & Gas Corp.	426,847	16,702,523

	Shares	Value
Callon Petroleum Co. (a)	41,561	$ 186,609
Carrizo Oil & Gas, Inc. (a)(d)	36,358	1,245,625
Ceres, Inc. (a)(d)	15,962	18,995
Cheniere Energy, Inc. (a)	242,824	6,796,644
Chesapeake Energy Corp. (d)	517,726	13,362,508
Chevron Corp.	1,953,682	235,281,923
Cimarex Energy Co.	85,853	7,195,340
Clayton Williams Energy, Inc. (a)(d)	7,754	381,962
Clean Energy Fuels Corp. (a)(d)	67,120	844,370
Cloud Peak Energy, Inc. (a)(d)	54,586	859,184
Cobalt International Energy, Inc. (a)	272,465	6,648,146
Comstock Resources, Inc.	40,820	595,972
Concho Resources, Inc. (a)	106,918	10,318,656
ConocoPhillips	1,229,367	81,507,032
CONSOL Energy, Inc.	240,586	7,513,501
Contango Oil & Gas Co. (d)	16,222	581,721
Continental Resources, Inc. (a)(d)	57,407	5,296,370
Crimson Exploration, Inc. (a)	12,416	36,627
Crosstex Energy, Inc.	45,920	895,899
CVR Energy, Inc.	13,732	588,004
Delek US Holdings, Inc.	36,764	913,953
Denbury Resources, Inc. (a)	362,076	6,260,294
Devon Energy Corp.	380,683	21,733,192
DHT Holdings, Inc.	9,321	37,750
Diamondback Energy, Inc.	39,731	1,598,775
Double Eagle Petroleum Co. (a)	1,282	4,192
Emerald Oil, Inc. (a)(d)	39,389	256,816
Endeavour International Corp. (a)(d)	50,764	253,820
Energen Corp.	73,288	4,859,727
Energy XXI (Bermuda) Ltd.	78,336	2,081,388
EOG Resources, Inc.	274,542	43,116,821
EPL Oil & Gas, Inc. (a)	30,399	1,028,702
EQT Corp.	154,414	13,236,368
Evolution Petroleum Corp. (a)	6,950	78,188
EXCO Resources, Inc. (d)	135,289	984,904
Exxon Mobil Corp.	4,478,186	390,318,692
Forest Oil Corp. (a)(d)	106,451	591,868
FX Energy, Inc. (a)(d)	98,760	336,772
Gasco Energy, Inc. (a)	44	1
Gastar Exploration Ltd. (a)	74,542	234,807
Gevo, Inc. (a)(d)	47,917	88,167
Goodrich Petroleum Corp. (a)(d)	33,339	715,122
Green Plains Renewable Energy, Inc.	14,190	228,317
Gulfport Energy Corp. (a)(d)	66,689	3,934,651
Halcon Resources Corp. (a)(d)	265,422	1,260,755
Harvest Natural Resources, Inc. (a)(d)	51,649	243,783
Hess Corp.	298,488	22,341,827
HollyFrontier Corp.	211,203	9,394,309
Houston American Energy Corp. (a)	36,485	11,018
Hyperdynamics Corp. (a)(d)	33,521	156,878
Isramco, Inc. (a)	123	12,964
James River Coal Co. (a)(d)	58,608	124,249
Jones Energy, Inc.	15,152	225,007
Kinder Morgan Holding Co. LLC	638,309	24,211,060
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KiOR, Inc. Class A (a)	22,105	$ 48,852
Kodiak Oil & Gas Corp. (a)	306,801	3,064,942
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,612,101
Lucas Energy, Inc. (a)	9,400	11,562
Magellan Petroleum Corp. (a)	35,895	36,972
Magnum Hunter Resources Corp. (a)(d)	156,521	727,823
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	147
Marathon Oil Corp.	725,101	24,965,227
Marathon Petroleum Corp.	328,184	23,796,622
Matador Resources Co. (a)	42,350	717,409
Midstates Petroleum Co., Inc. (a)(d)	32,166	145,390
Miller Energy Resources, Inc. (a)(d)	32,422	202,962
Murphy Oil Corp.	179,839	12,124,745
Newfield Exploration Co. (a)	142,463	3,393,469
Noble Energy, Inc.	364,899	22,415,746
Northern Oil & Gas, Inc. (a)(d)	45,133	581,313
Oasis Petroleum, Inc. (a)(d)	64,744	2,537,965
Occidental Petroleum Corp.	812,161	71,640,722
Pacific Ethanol, Inc. (a)(d)	20,096	74,958
Panhandle Royalty Co. Class A	6,335	180,294
PBF Energy, Inc. Class A (d)	39,017	857,203
PDC Energy, Inc. (a)(d)	36,259	2,080,541
Peabody Energy Corp. (d)	262,655	4,517,666
Penn Virginia Corp. (a)(d)	74,899	360,264
Petroquest Energy, Inc. (a)(d)	70,948	297,982
Phillips 66	626,310	35,762,301
Pioneer Natural Resources Co.	138,173	24,176,130
QEP Resources, Inc.	175,657	4,798,949
Quicksilver Resources, Inc. (a)(d)	168,400	281,228
Range Resources Corp. (d)	166,964	12,518,961
Recovery Energy, Inc. (a)	8,026	12,681
Renewable Energy Group, Inc. (a)	19,507	301,383
Rentech, Inc.	218,177	421,082
Resolute Energy Corp. (a)(d)	59,120	463,501
Rex American Resources Corp. (a)	4,837	142,885
Rex Energy Corp. (a)(d)	32,188	669,510
Rosetta Resources, Inc. (a)(d)	56,571	2,632,249
Royale Energy, Inc. (a)(d)	36,496	103,284
Sanchez Energy Corp. (a)(d)	7,390	178,542
SandRidge Energy, Inc. (a)(d)	334,445	1,722,392
Saratoga Resources, Inc. (a)	16,554	40,226
SemGroup Corp. Class A	56,834	3,008,792
SM Energy Co.	62,332	4,258,522
Solazyme, Inc. (a)(d)	40,113	451,271
Southwestern Energy Co. (a)	362,051	13,830,348
Spectra Energy Corp.	675,657	22,371,003
Stone Energy Corp. (a)(d)	67,092	1,838,321
Swift Energy Co. (a)(d)	41,382	466,789
Synergy Resources Corp. (a)	41,665	389,984
Syntroleum Corp. (a)	15,037	83,305

	Shares	Value
Targa Resources Corp.	24,878	$ 1,693,943
Teekay Corp.	34,398	1,374,200
Tengasco, Inc. (a)	12,601	4,977
Tesoro Corp.	131,664	6,068,394
The Williams Companies, Inc.	685,880	24,856,291
Triangle Petroleum Corp. (a)	38,515	256,125
U.S. Energy Corp. (a)	13,579	27,701
Ultra Petroleum Corp. (a)(d)	148,757	3,079,270
Uranium Energy Corp. (a)(d)	86,698	203,740
Uranium Resources, Inc. (a)(d)	26,282	84,365
USEC, Inc. (a)(d)	3,322	54,680
VAALCO Energy, Inc. (a)	68,248	379,459
Valero Energy Corp.	555,055	19,721,104
Verenium Corp. (a)	522	1,206
W&T Offshore, Inc.	37,319	576,579
Warren Resources, Inc. (a)	48,923	139,920
Western Refining, Inc. (d)	53,248	1,561,764
Westmoreland Coal Co. (a)	10,233	131,699
Whiting Petroleum Corp. (a)	124,019	6,259,239
World Fuel Services Corp. (d)	70,210	2,678,512
WPX Energy, Inc. (a)(d)	208,274	3,886,393
ZaZa Energy Corp. (a)	19,430	18,655
Zion Oil & Gas, Inc. (a)(d)	27,782	54,731
		1,416,628,303
TOTAL ENERGY		1,790,989,756
FINANCIALS - 17.2%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	57,328	9,993,417
Ameriprise Financial, Inc.	201,553	17,363,791
Arlington Asset Investment Corp.	13,562	314,910
Artisan Partners Asset Management, Inc.	7,791	373,890
Bank of New York Mellon Corp.	1,184,273	35,220,279
BGC Partners, Inc. Class A	92,324	516,091
BlackRock, Inc. Class A	126,676	32,976,296
Calamos Asset Management, Inc. Class A	22,184	220,065
Charles Schwab Corp.	1,104,635	23,064,779
CIFI Corp. (d)	3,896	29,220
Cohen & Steers, Inc.	17,375	542,100
Cowen Group, Inc. Class A (a)	80,174	259,764
Diamond Hill Investment Group, Inc.	1,102	120,900
E*TRADE Financial Corp. (a)	291,362	4,090,722
Eaton Vance Corp. (non-vtg.)	113,888	4,390,382
Evercore Partners, Inc. Class A	27,513	1,226,805
FBR & Co. (a)	11,471	307,652
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	2,186,000
Financial Engines, Inc. (d)	45,064	2,408,671
Franklin Resources, Inc.	432,327	19,956,214
FXCM, Inc. Class A	51,378	975,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GAMCO Investors, Inc. Class A	6,083	$ 349,651
GFI Group, Inc.	69,449	278,490
Gleacher & Co., Inc. (a)	1,808	24,336
Goldman Sachs Group, Inc.	430,116	65,433,547
Greenhill & Co., Inc.	23,725	1,124,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	172,238
HFF, Inc.	24,812	570,676
ICG Group, Inc. (a)	32,808	410,756
Institutional Financial Markets, Inc.	6,881	17,478
INTL FCStone, Inc. (a)(d)	15,053	289,319
Invesco Ltd.	451,715	13,714,067
Investment Technology Group, Inc. (a)	55,680	946,560
Janus Capital Group, Inc.	187,399	1,566,656
JMP Group, Inc.	11,989	77,089
KCG Holdings, Inc. Class A	89,739	778,935
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	71,175
Legg Mason, Inc. (d)	149,276	4,854,456
LPL Financial	55,040	2,024,371
Manning & Napier, Inc. Class A	3,941	59,036
Medallion Financial Corp.	4,309	60,929
Morgan Stanley	1,375,453	35,431,669
Northern Trust Corp.	220,495	12,098,561
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	119,770
Piper Jaffray Companies (a)(d)	20,940	680,759
Pzena Investment Management, Inc.	4,972	32,368
Raymond James Financial, Inc.	108,409	4,534,748
Safeguard Scientifics, Inc. (a)(d)	26,745	388,872
SEI Investments Co.	130,771	3,891,745
Silvercrest Asset Management Group Class A	6,008	73,478
State Street Corp.	451,137	30,099,861
Stifel Financial Corp. (a)(d)	59,345	2,374,987
SWS Group, Inc. (a)	24,189	126,992
T. Rowe Price Group, Inc.	268,918	18,861,909
TD Ameritrade Holding Corp.	223,704	5,742,482
Teton Advisors, Inc. (a)	106	2,226
U.S. Global Investments, Inc. Class A	7,637	23,751
Virtus Investment Partners, Inc. (a)(d)	5,166	900,434
Waddell & Reed Financial, Inc. Class A	84,679	4,032,414
Walter Investment Management Corp. (a)	38,853	1,425,517
Westwood Holdings Group, Inc.	3,640	172,936
WisdomTree Investments, Inc. (a)	96,770	1,083,824
		371,461,012
Commercial Banks - 3.2%
1st Source Corp.	8,597	221,459
1st United Bancorp, Inc.	20,464	146,522
Access National Corp.	1,270	17,272
ACNB Corp.	3,789	64,299

	Shares	Value
American National Bankshares, Inc.	2,748	$ 60,071
Ameris Bancorp (a)(d)	34,183	654,946
Ames National Corp.	1,209	24,410
Arrow Financial Corp.	15,508	393,748
Associated Banc-Corp.	184,412	2,941,371
BancFirst Corp.	10,611	542,010
Bancorp, Inc., Delaware (a)	28,595	452,087
BancorpSouth, Inc.	84,413	1,635,924
Bank of Hawaii Corp.	64,151	3,303,777
Bank of Kentucky Financial Corp.	1,699	45,890
Bank of Marin Bancorp	2,794	110,112
Bank of the Ozarks, Inc.	37,486	1,701,115
BankUnited, Inc.	48,423	1,430,900
Banner Bank	13,068	447,710
Bar Harbor Bankshares	2,686	96,696
BB&T Corp.	735,629	24,981,961
BBCN Bancorp, Inc.	78,753	1,052,140
BCB Bancorp, Inc.	2,814	30,447
BNC Bancorp	11,700	152,334
BOK Financial Corp.	42,858	2,746,769
Boston Private Financial Holdings, Inc.	63,942	653,487
Bridge Bancorp, Inc.	540	11,426
Bridge Capital Holdings (a)	1,107	17,756
Bryn Mawr Bank Corp.	9,420	237,478
BSB Bancorp, Inc. (a)	6,958	97,412
C & F Financial Corp.	1,992	99,939
Camden National Corp.	1,850	70,596
Capital Bank Financial Corp. Series A	10,674	210,812
Capital City Bank Group, Inc. (a)(d)	7,146	85,180
CapitalSource, Inc.	188,339	2,175,315
Cardinal Financial Corp.	22,155	364,228
Cascade Bancorp (a)	4,186	25,074
Cathay General Bancorp	74,072	1,631,065
Center Bancorp, Inc.	6,904	96,380
Centerstate Banks of Florida, Inc.	6,387	58,441
Central Pacific Financial Corp.	26,089	443,252
Century Bancorp, Inc. Class A (non-vtg.)	686	21,705
Chemical Financial Corp.	26,904	732,865
CIT Group, Inc. (a)	216,513	10,364,477
Citizens & Northern Corp.	8,777	168,518
City Holding Co. (d)	22,173	905,767
City National Corp. (d)	45,217	2,960,357
CNB Financial Corp., Pennsylvania	7,083	118,499
CoBiz, Inc.	39,972	358,149
Columbia Banking Systems, Inc.	46,707	1,083,602
Comerica, Inc.	181,563	7,415,033
Commerce Bancshares, Inc.	88,629	3,827,887
Community Bank System, Inc.	42,661	1,418,052
Community Trust Bancorp, Inc.	13,652	514,953
CommunityOne Bancorp (a)(d)	6,555	55,652
CU Bancorp (a)	6,814	113,658
Cullen/Frost Bankers, Inc.	71,142	5,039,699
CVB Financial Corp. (d)	84,778	1,080,072
Eagle Bancorp, Inc., Maryland (d)	17,813	453,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	172,545	$ 5,043,490
Eastern Virginia Bankshares, Inc. (a)	969	5,824
Enterprise Bancorp, Inc.	803	14,920
Enterprise Financial Services Corp.	12,168	201,137
Farmers National Banc Corp.	14,652	90,549
Fidelity Southern Corp.	3,410	49,002
Fifth Third Bancorp	903,693	16,528,545
Financial Institutions, Inc.	12,700	235,458
First Bancorp, North Carolina	9,193	129,254
First Bancorp, Puerto Rico (a)	99,750	637,403
First Busey Corp.	50,381	239,814
First Citizen Bancshares, Inc.	6,966	1,408,804
First Commonwealth Financial Corp.	101,457	743,680
First Community Bancshares, Inc.	8,561	128,843
First Connecticut Bancorp, Inc.	11,897	166,558
First Financial Bancorp, Ohio	59,723	895,845
First Financial Bankshares, Inc. (d)	43,848	2,521,260
First Financial Corp., Indiana	8,837	268,822
First Financial Holdings, Inc.	25,186	1,355,762
First Financial Service Corp. (a)	2,521	9,076
First Horizon National Corp.	203,894	2,255,068
First Interstate Bancsystem, Inc.	19,621	445,985
First M&F Corp. (d)	2,170	35,132
First Merchants Corp.	25,012	427,205
First Midwest Bancorp, Inc., Delaware	83,782	1,259,243
First Niagara Financial Group, Inc.	347,243	3,507,154
First of Long Island Corp.	1,768	65,115
First Republic Bank	67,611	2,993,815
First United Corp. (a)	3,018	25,804
FirstMerit Corp.	204,257	4,322,078
Flushing Financial Corp.	47,044	842,088
FNB Corp., Pennsylvania	149,309	1,802,160
Fulton Financial Corp.	187,360	2,265,182
German American Bancorp, Inc.	4,623	110,351
Glacier Bancorp, Inc.	63,024	1,487,366
Great Southern Bancorp, Inc.	6,815	181,143
Guaranty Bancorp	2,790	32,978
Hampton Roads Bankshares, Inc. (a)	89,921	137,579
Hancock Holding Co.	90,544	2,910,990
Hanmi Financial Corp.	26,311	429,659
Hawthorn Bancshares, Inc.	1,496	20,570
Heartland Financial U.S.A., Inc.	8,878	241,215
Heritage Commerce Corp.	14,712	101,219
Heritage Financial Corp., Washington	12,768	193,052
Heritage Oaks Bancorp (a)	3,340	20,875
Home Bancshares, Inc.	50,202	1,276,135
Home Federal Bancorp, Inc.	9,753	124,546
HomeTrust Bancshares, Inc. (a)(d)	20,129	329,109
Horizon Bancorp Industries	706	15,306
Hudson Valley Holding Corp.	14,551	267,156
Huntington Bancshares, Inc.	815,715	6,721,492

	Shares	Value
IBERIABANK Corp. (d)	35,645	$ 1,865,659
Independent Bank Corp. (a)	1,144	10,868
Independent Bank Corp., Massachusetts	25,945	921,307
Independent Bank Group, Inc.	2,957	101,307
International Bancshares Corp.	64,813	1,420,701
Intervest Bancshares Corp. Class A (a)	6,160	42,874
Investors Bancorp, Inc.	61,284	1,275,933
KeyCorp	879,084	10,258,910
Lakeland Bancorp, Inc.	23,579	257,247
Lakeland Financial Corp.	13,545	421,250
M&T Bank Corp.	128,661	14,582,438
Macatawa Bank Corp. (a)(d)	22,839	102,090
MainSource Financial Group, Inc.	13,271	189,112
MB Financial, Inc.	59,673	1,610,574
MBT Financial Corp. (a)	1,548	6,285
Merchants Bancshares, Inc.	5,246	153,550
Metro Bancorp, Inc. (a)	11,557	219,814
Metrocorp Bancshares, Inc.	6,201	62,754
Midsouth Bancorp, Inc.	5,240	78,810
National Bank Holdings Corp.	12,034	235,265
National Bankshares, Inc. (d)	5,803	211,984
National Penn Bancshares, Inc.	120,787	1,212,701
NBT Bancorp, Inc.	48,823	1,045,789
NewBridge Bancorp (a)(d)	10,719	77,177
North Valley Bancorp (a)	849	15,698
Northrim Bancorp, Inc.	2,935	66,272
OFG Bancorp (d)	40,168	690,086
Old National Bancorp, Indiana	98,018	1,287,957
Old Second Bancorp, Inc. (a)	18,605	106,979
OmniAmerican Bancorp, Inc. (a)	6,877	156,452
Orrstown Financial Services, Inc. (a)	5,669	92,235
Pacific Continental Corp.	3,048	38,313
Pacific Mercantile Bancorp (a)	10,321	64,403
Pacific Premier Bancorp, Inc. (a)	35	464
PacWest Bancorp	35,627	1,184,598
Park National Corp.	14,135	1,075,532
Park Sterling Corp.	28,617	170,843
Penns Woods Bancorp, Inc.	3,854	181,870
Peoples Bancorp, Inc.	3,334	69,881
Peoples Financial Corp., Mississippi	2,667	32,377
Pinnacle Financial Partners, Inc. (a)	30,086	840,904
PNC Financial Services Group, Inc.	545,485	39,422,201
Popular, Inc. (a)	112,654	3,499,033
Preferred Bank, Los Angeles (a)	1,131	18,186
Premier Financial Bancorp, Inc.	115	1,383
PrivateBancorp, Inc.	92,031	2,008,116
Prosperity Bancshares, Inc. (d)	49,088	2,935,462
Regions Financial Corp.	1,378,520	12,958,088
Renasant Corp.	22,516	566,728
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	480,794
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,942
S&T Bancorp, Inc.	32,238	724,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	6,551	$ 173,929
Sandy Spring Bancorp, Inc.	13,803	308,497
Seacoast Banking Corp., Florida (a)	36,660	75,520
Shore Bancshares, Inc. (a)	2,958	24,404
Sierra Bancorp	3,618	52,172
Signature Bank (a)(d)	49,532	4,344,947
Simmons First National Corp. Class A	10,951	265,124
Southside Bancshares, Inc. (d)	13,372	332,695
Southwest Bancorp, Inc., Oklahoma (a)	15,446	223,040
State Bank Financial Corp.	26,469	401,270
StellarOne Corp.	22,952	470,057
Sterling Bancorp, New York	27,642	350,777
Sterling Financial Corp.	40,387	977,365
Suffolk Bancorp (a)	15,697	267,006
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	177,639
SunTrust Banks, Inc.	577,028	18,476,437
Susquehanna Bancshares, Inc.	215,524	2,717,758
SVB Financial Group (a)	44,531	3,687,167
Synovus Financial Corp.	1,042,950	3,327,011
Taylor Capital Group, Inc. (a)(d)	9,976	211,092
TCF Financial Corp.	168,588	2,368,661
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,960,943
The First Bancorp, Inc.	2,896	47,147
Tompkins Financial Corp.	8,812	382,441
TowneBank	18,594	261,246
Trico Bancshares	12,062	247,271
Trustmark Corp.	94,171	2,341,091
U.S. Bancorp	1,871,682	67,623,871
UMB Financial Corp.	35,778	2,137,020
Umpqua Holdings Corp.	115,463	1,875,119
Union First Market Bankshares Corp.	16,413	351,074
United Bankshares, Inc., West Virginia (d)	46,563	1,293,055
United Community Banks, Inc., Georgia (a)	43,617	635,936
Univest Corp. of Pennsylvania	10,023	191,038
Valley National Bancorp (d)	184,448	1,861,080
ViewPoint Financial Group	32,901	654,401
Virginia Commerce Bancorp, Inc. (a)	37,552	553,141
Washington Banking Co., Oak Harbor	5,615	77,038
Washington Trust Bancorp, Inc.	15,489	464,825
Webster Financial Corp.	85,199	2,254,366
Wells Fargo & Co.	4,972,761	204,281,022
WesBanco, Inc.	28,002	803,377
West Bancorp., Inc.	1,202	15,145
Westamerica Bancorp. (d)	28,148	1,324,926
Westbury Bancorp, Inc.	4,860	67,117
Western Alliance Bancorp. (a)(d)	80,481	1,317,474
Wilshire Bancorp, Inc.	52,255	424,833

	Shares	Value
Wintrust Financial Corp.	46,573	$ 1,846,154
Zions Bancorporation (d)	180,863	5,058,738
		596,326,810
Consumer Finance - 0.8%
American Express Co.	965,105	69,400,701
Asta Funding, Inc.	4,468	38,201
Atlanticus Holdings Corp. (a)	35,598	132,069
Capital One Financial Corp.	588,093	37,961,403
Cash America International, Inc.	29,387	1,257,176
Consumer Portfolio Services, Inc. (a)	11,930	69,671
Credit Acceptance Corp. (a)	10,713	1,152,183
DFC Global Corp. (a)(d)	43,285	489,121
Discover Financial Services	498,671	23,562,205
Encore Capital Group, Inc. (a)(d)	29,815	1,278,169
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	821,085
First Cash Financial Services, Inc. (a)(d)	28,920	1,598,408
First Marblehead Corp. (a)(d)	51,880	41,546
Green Dot Corp. Class A (a)	44,284	1,016,761
Imperial Holdings, Inc. (a)(d)	16,708	113,280
Nelnet, Inc. Class A	22,213	841,428
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,684,036
SLM Corp.	444,491	10,663,339
World Acceptance Corp. (a)(d)	15,268	1,308,010
		154,428,792
Diversified Financial Services - 3.2%
Bank of America Corp.	10,840,788	153,071,927
CBOE Holdings, Inc.	86,224	3,956,819
Citigroup, Inc.	3,060,274	147,903,042
CME Group, Inc.	307,188	21,844,139
Gain Capital Holdings, Inc.	15,735	117,383
ING U.S., Inc.	71,848	2,069,222
Interactive Brokers Group, Inc.	43,141	723,906
IntercontinentalExchange, Inc. (a)(d)	72,782	13,082,565
JPMorgan Chase & Co.	3,799,931	192,010,513
Leucadia National Corp.	295,328	7,362,527
Life Partners Holdings, Inc.	18,668	38,643
MarketAxess Holdings, Inc.	38,326	1,945,428
Marlin Business Services Corp.	13,319	324,451
McGraw-Hill Companies, Inc.	274,786	16,039,259
MicroFinancial, Inc.	86	656
Moody's Corp.	192,919	12,261,932
MSCI, Inc. Class A (a)(d)	121,379	4,552,926
NewStar Financial, Inc. (a)(d)	27,065	356,446
NYSE Euronext	275,058	11,497,424
PHH Corp. (a)	52,077	1,086,847
PICO Holdings, Inc. (a)	22,896	482,877
Resource America, Inc. Class A	2,362	17,644
The NASDAQ Stock Market, Inc.	124,702	3,723,602
Vector Capital Corp. rights (a)	4,280	0
		594,470,178
Insurance - 4.3%
ACE Ltd.	340,448	29,864,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	466,444	$ 26,955,799
Alleghany Corp. (a)	16,625	6,435,371
Allied World Assurance Co. Holdings Ltd.	33,827	3,102,951
Allstate Corp.	461,209	22,101,135
AMBAC Financial Group, Inc. (a)	43,974	974,464
American Equity Investment Life Holding Co. (d)	51,311	1,016,471
American Financial Group, Inc.	76,865	3,960,853
American International Group, Inc.	1,485,749	69,027,899
American National Insurance Co.	11,975	1,257,016
American Safety Insurance Group Ltd. (a)	7,871	237,153
Amerisafe, Inc.	28,834	939,700
Amtrust Financial Services, Inc. (d)	28,802	1,028,807
Aon PLC	311,465	20,675,047
Arch Capital Group Ltd. (a)(d)	130,807	6,973,321
Argo Group International Holdings, Ltd.	32,771	1,338,368
Arthur J. Gallagher & Co.	138,329	5,718,521
Aspen Insurance Holdings Ltd.	68,795	2,447,038
Assurant, Inc.	95,115	5,044,900
Assured Guaranty Ltd.	183,926	3,658,288
Axis Capital Holdings Ltd.	106,761	4,589,655
Baldwin & Lyons, Inc. Class B	5,084	119,932
Berkshire Hathaway, Inc. Class B (a)	1,834,782	204,064,454
Brown & Brown, Inc.	116,705	3,634,194
Cincinnati Financial Corp.	161,273	7,366,951
Citizens, Inc. Class A (a)(d)	31,937	240,486
CNA Financial Corp.	51,802	1,827,575
CNO Financial Group, Inc.	209,253	2,843,748
Crawford & Co. Class B	10,464	79,317
Donegal Group, Inc. Class A	4,528	61,037
Eastern Insurance Holdings, Inc.	901	18,029
eHealth, Inc. (a)(d)	26,343	728,911
EMC Insurance Group	5,816	162,266
Employers Holdings, Inc.	36,335	963,241
Endurance Specialty Holdings Ltd.	45,122	2,261,515
Enstar Group Ltd. (a)	9,122	1,229,372
Erie Indemnity Co. Class A	26,259	1,936,864
Everest Re Group Ltd.	51,436	7,044,160
FBL Financial Group, Inc. Class A	12,986	572,423
Federated National Holding Co.	1,278	12,627
Fidelity National Financial, Inc. Class A	209,273	4,961,863
First Acceptance Corp. (a)	4,055	7,177
First American Financial Corp.	99,791	2,085,632
Fortegra Financial Corp. (a)	10,670	81,305
Genworth Financial, Inc. Class A (a)	495,972	5,852,470
Global Indemnity PLC (a)	13,709	336,282
Greenlight Capital Re, Ltd. (a)	23,762	638,010
Hallmark Financial Services, Inc. (a)	10,337	87,141
Hanover Insurance Group, Inc.	48,173	2,566,176
Hartford Financial Services Group, Inc.	454,751	13,460,630

	Shares	Value
HCC Insurance Holdings, Inc.	103,933	$ 4,385,973
HCI Group, Inc.	9,511	331,649
Health Insurance Innovations	4,900	52,185
Hilltop Holdings, Inc. (a)(d)	54,392	851,779
Horace Mann Educators Corp.	37,921	999,598
Independence Holding Co.	16,014	224,196
Infinity Property & Casualty Corp.	13,372	809,140
Investors Title Co.	1,086	77,388
Kansas City Life Insurance Co.	2,863	124,999
Kemper Corp.	51,044	1,732,944
Lincoln National Corp.	277,552	11,668,286
Loews Corp.	340,704	15,147,700
Maiden Holdings Ltd.	73,970	967,528
Markel Corp. (a)	12,795	6,534,407
Marsh & McLennan Companies, Inc.	548,442	22,612,264
MBIA, Inc. (a)(d)	133,617	1,580,689
Meadowbrook Insurance Group, Inc. (d)	46,791	279,810
Mercury General Corp.	38,383	1,684,246
MetLife, Inc.	1,097,699	50,702,717
Montpelier Re Holdings Ltd.	62,043	1,541,769
National Interstate Corp.	9,042	227,406
National Western Life Insurance Co. Class A	2,078	411,527
Navigators Group, Inc. (a)	15,156	829,488
Old Republic International Corp.	232,173	3,296,857
OneBeacon Insurance Group Ltd.	20,572	293,768
PartnerRe Ltd.	64,815	5,648,627
Phoenix Companies, Inc. (a)(d)	3,067	116,239
Platinum Underwriters Holdings Ltd.	32,909	1,901,482
Primerica, Inc.	38,359	1,424,270
Principal Financial Group, Inc.	282,576	11,563,010
ProAssurance Corp.	59,114	2,786,634
Progressive Corp.	528,642	13,253,055
Protective Life Corp.	78,222	3,268,897
Prudential Financial, Inc.	466,404	34,924,332
Reinsurance Group of America, Inc.	80,713	5,231,010
RenaissanceRe Holdings Ltd.	41,813	3,654,456
RLI Corp.	13,036	1,017,981
Safety Insurance Group, Inc.	14,899	747,036
Selective Insurance Group, Inc.	50,266	1,152,599
StanCorp Financial Group, Inc.	37,431	1,958,390
State Auto Financial Corp.	6,222	116,165
Stewart Information Services Corp. (d)	21,434	655,666
Symetra Financial Corp.	81,281	1,403,723
The Chubb Corp.	257,415	21,409,206
The Travelers Companies, Inc.	376,731	30,100,807
Torchmark Corp.	96,240	6,629,974
Tower Group International Ltd.	63,927	903,289
United Fire Group, Inc.	20,054	575,349
Universal Insurance Holdings, Inc. (d)	22,997	169,718
Unum Group	290,729	8,585,227
Validus Holdings Ltd.	96,782	3,349,625
W.R. Berkley Corp.	118,696	4,880,780
White Mountains Insurance Group Ltd.	5,736	3,210,726
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings PLC	177,739	$ 7,337,066
XL Group PLC Class A	291,212	8,608,227
		796,542,523
Real Estate Investment Trusts - 3.2%
Acadia Realty Trust (SBI)	43,554	1,016,115
AG Mortgage Investment Trust, Inc. (d)	18,957	332,885
Agree Realty Corp.	17,794	482,217
Alexanders, Inc.	2,701	739,885
Alexandria Real Estate Equities, Inc.	68,003	4,193,745
American Assets Trust, Inc.	30,756	910,685
American Campus Communities, Inc.	100,126	3,335,197
American Capital Agency Corp.	396,250	9,018,650
American Capital Mortgage Investment Corp.	52,567	1,053,443
American Homes 4 Rent Class A	54,707	868,747
American Realty Capital Properties, Inc.	184,113	2,468,955
American Residential Properties, Inc. (a)	15,232	259,858
American Tower Corp.	398,657	27,702,675
AmREIT, Inc. Class B	18,007	303,778
Annaly Capital Management, Inc. (d)	949,446	11,080,035
Anworth Mortgage Asset Corp.	251,516	1,114,216
Apartment Investment & Management Co. Class A	137,319	3,780,392
Apollo Commercial Real Estate Finance, Inc.	34,660	520,593
Apollo Residential Mortgage, Inc.	29,321	445,972
Arbor Realty Trust, Inc.	31,767	218,875
Ares Commercial Real Estate Corp.	19,618	250,522
Armada Hoffler Properties, Inc.	18,404	172,814
Armour Residential REIT, Inc. (d)	350,513	1,465,144
Ashford Hospitality Trust, Inc.	69,895	805,889
Associated Estates Realty Corp. (d)	41,987	578,161
AvalonBay Communities, Inc.	123,814	15,340,555
Aviv REIT, Inc.	12,625	286,840
BioMed Realty Trust, Inc.	174,135	3,205,825
Blackstone Mortgage Trust, Inc.	24,482	626,739
Boston Properties, Inc.	150,652	15,441,830
Brandywine Realty Trust (SBI) (d)	145,339	1,863,246
BRE Properties, Inc.	81,504	3,911,377
BRT Realty Trust (a)	5,568	40,145
Camden Property Trust (SBI)	88,862	5,490,783
Campus Crest Communities, Inc.	55,980	592,268
CapLease, Inc.	81,956	697,446
Capstead Mortgage Corp.	97,016	1,138,968
CBL & Associates Properties, Inc.	144,440	2,773,248
Cedar Shopping Centers, Inc.	59,877	292,200
Chatham Lodging Trust	14,263	258,160
Chesapeake Lodging Trust	44,367	976,518
Chimera Investment Corp.	1,225,514	3,603,011
Colonial Properties Trust (SBI)	73,570	1,625,161
Colony Financial, Inc.	62,363	1,232,917

	Shares	Value
CommonWealth REIT	127,873	$ 3,139,282
Coresite Realty Corp. (d)	24,333	740,453
Corporate Office Properties Trust (SBI)	80,940	1,843,813
Corrections Corp. of America	120,697	3,975,759
Cousins Properties, Inc.	234,370	2,327,294
CubeSmart	141,018	2,347,950
CyrusOne, Inc.	16,200	308,772
CYS Investments, Inc. (d)	197,203	1,514,519
DCT Industrial Trust, Inc.	349,621	2,338,964
DDR Corp.	287,291	4,458,756
DiamondRock Hospitality Co.	202,906	1,966,159
Digital Realty Trust, Inc. (d)	126,516	7,034,290
Douglas Emmett, Inc.	131,928	3,047,537
Duke Realty LP	305,280	4,454,035
DuPont Fabros Technology, Inc. (d)	100,616	2,293,039
EastGroup Properties, Inc. (d)	24,180	1,358,916
Education Realty Trust, Inc.	122,580	1,052,962
Ellington Residential Mortgage REIT	7,146	108,190
EPR Properties	65,817	3,223,717
Equity Lifestyle Properties, Inc.	92,610	3,218,198
Equity One, Inc.	59,709	1,269,413
Equity Residential (SBI)	321,054	16,659,492
Essex Property Trust, Inc.	38,906	5,575,619
Excel Trust, Inc.	44,534	519,266
Extra Space Storage, Inc.	105,767	4,360,773
Federal Realty Investment Trust (SBI) (d)	65,716	6,394,824
FelCor Lodging Trust, Inc. (a)	200,216	1,103,190
First Industrial Realty Trust, Inc.	100,981	1,527,843
First Potomac Realty Trust	52,713	655,750
Franklin Street Properties Corp.	83,156	1,012,840
General Growth Properties, Inc.	473,891	9,089,229
Getty Realty Corp.	23,628	431,447
Gladstone Commercial Corp.	10,709	189,978
Glimcher Realty Trust	157,267	1,556,943
Government Properties Income Trust	51,672	1,208,091
Gramercy Property Trust, Inc. (a)	85,386	349,229
Gyrodyne Co. of America, Inc.	302	21,412
Hatteras Financial Corp.	121,103	2,216,185
HCP, Inc.	454,963	18,530,643
Health Care REIT, Inc.	285,565	17,545,114
Healthcare Realty Trust, Inc.	97,985	2,203,683
Healthcare Trust of America, Inc.	58,007	597,472
Hersha Hospitality Trust	166,640	873,194
Highwoods Properties, Inc. (SBI)	89,662	3,028,782
Home Properties, Inc.	55,955	3,228,604
Hospitality Properties Trust (SBI)	130,157	3,516,842
Host Hotels & Resorts, Inc. (d)	738,628	12,578,835
Hudson Pacific Properties, Inc.	49,472	986,966
Inland Real Estate Corp.	85,277	836,567
Invesco Mortgage Capital, Inc.	135,801	2,079,113
Investors Real Estate Trust (d)	86,834	707,697
iStar Financial, Inc. (a)(d)	71,516	792,397
JAVELIN Mortgage Investment Corp.	12,977	161,823
Kilroy Realty Corp.	69,106	3,371,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	418,673	$ 8,386,020
Kite Realty Group Trust	81,341	469,338
LaSalle Hotel Properties (SBI)	89,618	2,377,566
Lexington Corporate Properties Trust (d)	169,833	1,990,443
Liberty Property Trust (SBI)	140,907	4,875,382
LTC Properties, Inc.	32,625	1,155,904
Mack-Cali Realty Corp. (d)	78,978	1,705,925
Medical Properties Trust, Inc.	160,702	1,856,108
MFA Financial, Inc.	335,157	2,413,130
Mid-America Apartment Communities, Inc. (d)	43,592	2,687,883
Monmouth Real Estate Investment Corp. Class A	35,864	322,059
MPG Office Trust, Inc. (a)	145,580	452,754
National Health Investors, Inc.	21,683	1,190,397
National Retail Properties, Inc.	108,541	3,324,611
New York Mortgage Trust, Inc. (d)	61,040	368,682
NorthStar Realty Finance Corp.	225,972	1,979,515
Omega Healthcare Investors, Inc.	105,822	3,005,345
One Liberty Properties, Inc.	11,261	240,648
Parkway Properties, Inc.	37,894	619,567
Pebblebrook Hotel Trust	62,979	1,612,262
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,106,174
PennyMac Mortgage Investment Trust	70,569	1,485,477
Physicians Realty Trust	13,134	147,889
Piedmont Office Realty Trust, Inc. Class A	174,747	3,002,153
Plum Creek Timber Co., Inc.	168,901	7,484,003
PMC Commercial Trust	8,500	78,540
Post Properties, Inc.	53,462	2,418,086
Potlatch Corp.	43,845	1,690,663
Power (REIT)	718	5,744
Prologis, Inc.	495,187	17,450,390
PS Business Parks, Inc.	20,583	1,495,767
Public Storage	146,278	22,332,262
RAIT Financial Trust	83,839	518,125
Ramco-Gershenson Properties Trust (SBI)	55,446	802,858
Rayonier, Inc.	122,005	6,739,556
Realty Income Corp.	217,537	8,592,712
Redwood Trust, Inc. (d)	89,769	1,596,991
Regency Centers Corp.	90,033	4,281,069
Resource Capital Corp.	118,128	687,505
Retail Opportunity Investments Corp.	70,350	910,329
Retail Properties America, Inc.	28,399	378,843
Rexford Industrial Realty, Inc.	19,146	252,344
RLJ Lodging Trust	133,852	3,075,919
Rouse Properties, Inc. (d)	17,327	321,243
Ryman Hospitality Properties, Inc. (d)	49,860	1,647,374
Sabra Health Care REIT, Inc.	44,632	986,814
Saul Centers, Inc.	14,444	627,014
Select Income (REIT)	38,717	941,985

	Shares	Value
Senior Housing Properties Trust (SBI)	181,318	$ 4,124,985
Silver Bay Realty Trust Corp.	27,839	439,021
Simon Property Group, Inc.	311,720	45,395,784
SL Green Realty Corp.	95,016	8,284,445
SoTHERLY Hotels, Inc.	2,721	12,108
Sovran Self Storage, Inc.	33,865	2,244,234
Spirit Realty Capital, Inc.	350,828	3,055,712
Stag Industrial, Inc.	38,576	771,520
Starwood Property Trust, Inc.	153,859	3,835,705
Strategic Hotel & Resorts, Inc. (a)	334,781	2,715,074
Summit Hotel Properties, Inc.	63,807	608,719
Sun Communities, Inc.	36,167	1,554,096
Sunstone Hotel Investors, Inc.	148,041	1,780,933
Supertel Hospitality, Inc., Maryland (a)	703	4,570
Tanger Factory Outlet Centers, Inc.	92,363	2,849,399
Taubman Centers, Inc.	65,656	4,425,871
Terreno Realty Corp.	21,026	369,217
The Geo Group, Inc.	66,308	2,069,473
The Macerich Co.	130,578	7,348,930
Two Harbors Investment Corp.	352,284	3,350,221
UDR, Inc.	244,018	5,512,367
UMH Properties, Inc.	10,346	99,322
Universal Health Realty Income Trust (SBI)	13,491	541,124
Urstadt Biddle Properties, Inc. Class A	26,585	519,205
Ventas, Inc.	295,862	18,420,368
Vornado Realty Trust	172,402	14,016,283
Washington REIT (SBI)	61,934	1,508,712
Weingarten Realty Investors (SBI)	108,015	3,101,111
Western Asset Mortgage Capital Corp. (d)	17,996	280,918
Weyerhaeuser Co.	580,272	15,887,847
Whitestone REIT Class B	2,558	36,272
Winthrop Realty Trust	19,884	236,222
WP Carey, Inc. (d)	56,109	3,688,045
ZAIS Financial Corp. (d)	6,000	94,380
		599,723,789
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (a)(d)	43,253	1,555,810
Altisource Portfolio Solutions SA	13,812	1,801,085
Altisource Residential Corp. Class B (a)	21,450	406,478
American Spectrum Realty, Inc. (a)	1,984	4,127
AV Homes, Inc. (a)(d)	12,051	193,780
CBRE Group, Inc. (a)	310,765	6,796,431
Consolidated-Tomoka Land Co.	2,432	87,795
Forest City Enterprises, Inc. Class A (a)	131,291	2,350,109
Forestar Group, Inc. (a)	38,487	768,201
Howard Hughes Corp. (a)	28,735	2,936,717
Jones Lang LaSalle, Inc.	40,450	3,326,608
Kennedy-Wilson Holdings, Inc.	44,729	824,803
Maui Land & Pineapple, Inc. (a)(d)	31,310	134,007
Realogy Holdings Corp. (d)	145,393	6,154,486
Tejon Ranch Co. (a)	11,342	336,971
Tejon Ranch Co. warrants 8/31/16 (a)	1,675	6,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
The St. Joe Co. (a)(d)	111,664	$ 2,156,232
Thomas Properties Group, Inc.	22,789	125,340
Transcontinental Realty Investors, Inc. (a)	20,697	180,271
ZipRealty, Inc. (a)	19,987	94,938
		30,240,554
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	69,632	856,474
Banc of California, Inc.	4,303	57,230
Bank Mutual Corp.	56,001	332,646
BankFinancial Corp.	19,300	162,120
BBX Capital Corp. (a)(d)	18,261	231,184
Beneficial Mutual Bancorp, Inc. (a)	37,525	347,482
Berkshire Hills Bancorp, Inc.	20,197	501,895
BofI Holding, Inc. (a)(d)	11,427	740,127
Brookline Bancorp, Inc., Delaware	86,924	786,662
Camco Financial Corp. (a)	10,386	43,517
Cape Bancorp, Inc.	2,611	23,525
Capitol Federal Financial, Inc.	194,739	2,383,605
CFS Bancorp, Inc.	688	7,540
Charter Financial Corp.	1,496	15,424
Chicopee Bancorp, Inc.	1,816	32,107
Clifton Savings Bancorp, Inc.	15,589	187,847
Dime Community Bancshares, Inc.	51,879	825,914
Doral Financial Corp. (a)	7,972	188,697
ESB Financial Corp. (d)	9,498	112,361
ESSA Bancorp, Inc.	4,298	45,817
EverBank Financial Corp.	16,362	230,050
Farmer Mac Class C (non-vtg.)	8,894	299,283
First Defiance Financial Corp.	6,145	150,614
First Financial Northwest, Inc.	2,197	23,398
Five Oaks Investment Corp.	3,880	40,274
Flagstar Bancorp, Inc. (a)(d)	37,206	539,487
Fox Chase Bancorp, Inc.	14,307	241,502
Franklin Financial Corp./VA	16,347	292,938
HF Financial Corp.	2,735	35,227
Hingham Institution for Savings	1,505	99,631
Home Loan Servicing Solutions Ltd.	65,442	1,492,078
HomeStreet, Inc.	7,892	154,920
Hudson City Bancorp, Inc.	532,335	4,892,159
IF Bancorp, Inc. (a)	3,112	49,916
Impac Mortgage Holdings, Inc. (a)(d)	5,393	51,234
Kearny Financial Corp. (a)	2,196	21,477
Madison County Financial, Inc.	4,682	80,530
Meridian Interstate Bancorp, Inc. (a)	750	14,715
MGIC Investment Corp. (a)	328,729	2,373,423
NASB Financial, Inc. (a)	1,203	32,216
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	914,331
New York Community Bancorp, Inc. (d)	433,476	6,350,423
Northfield Bancorp, Inc.	23,534	282,408
Northwest Bancshares, Inc.	92,094	1,228,534
OceanFirst Financial Corp.	5,851	95,430

	Shares	Value
Ocwen Financial Corp. (a)	118,608	$ 5,982,588
Oritani Financial Corp.	33,003	511,877
PennyMac Financial Services, Inc.	12,245	209,022
People's United Financial, Inc.	329,770	4,689,329
Peoples Federal Bancshares, Inc.	1,156	20,843
Poage Bankshares, Inc.	2,365	35,688
Provident Financial Holdings, Inc.	3,066	54,483
Provident Financial Services, Inc.	56,391	912,406
Provident New York Bancorp	44,223	450,190
PVF Capital Corp. (a)	11,916	48,498
Radian Group, Inc.	160,918	2,180,439
Riverview Bancorp, Inc. (a)	6,875	18,425
Rockville Financial, Inc.	26,525	346,151
Security National Financial Corp. Class A	9,669	57,724
Simplicity Bancorp, Inc.	10,338	153,209
Territorial Bancorp, Inc.	13,244	290,176
TFS Financial Corp. (a)	149,374	1,625,189
Timberland Bancorp, Inc.	5,034	45,155
Tree.com, Inc.	3,275	82,006
Trustco Bank Corp., New York (d)	86,500	505,160
United Community Financial Corp. (a)	29,429	118,599
United Financial Bancorp, Inc.	9,158	143,414
Walker & Dunlop, Inc. (a)	10,954	159,162
Washington Federal, Inc.	99,759	2,083,966
Westfield Financial, Inc.	28,907	190,208
WSFS Financial Corp.	10,396	619,602
		49,401,881
TOTAL FINANCIALS		3,192,595,539
HEALTH CARE - 12.4%
Biotechnology - 2.5%
Aastrom Biosciences, Inc. (a)(d)	78,454	21,967
ACADIA Pharmaceuticals, Inc. (a)(d)	68,133	1,359,935
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	467,909
Acorda Therapeutics, Inc. (a)(d)	40,293	1,361,500
Aegerion Pharmaceuticals, Inc. (a)	17,880	1,549,838
Agenus, Inc. (a)(d)	22,142	80,818
Agios Pharmaceuticals, Inc.	7,262	171,238
Alexion Pharmaceuticals, Inc. (a)	198,375	21,376,890
Alkermes PLC (a)	133,044	4,224,147
Alnylam Pharmaceuticals, Inc. (a)(d)	51,923	2,689,611
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	743,397
Amgen, Inc.	755,755	82,331,950
Amicus Therapeutics, Inc. (a)(d)	25,384	60,668
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	284,950
Anthera Pharmaceuticals, Inc. (a)	5,648	18,638
Arena Pharmaceuticals, Inc. (a)(d)	213,311	1,367,324
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	3,594,748
ArQule, Inc. (a)	65,290	182,159
Array BioPharma, Inc. (a)(d)	101,050	566,891
Arrowhead Research Corp. (a)(d)	3,000	12,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Astex Pharmaceuticals, Inc. (a)	118,867	$ 778,579
Athersys, Inc. (a)(d)	49,216	86,620
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	91,584
BioCryst Pharmaceuticals, Inc. (a)	40,934	261,159
Biogen Idec, Inc. (a)	240,052	51,135,877
BioMarin Pharmaceutical, Inc. (a)(d)	139,224	9,114,995
Biospecifics Technologies Corp. (a)	1,441	26,341
Biota Pharmaceuticals, Inc.	5,848	25,146
BioTime, Inc. (a)(d)	32,076	121,247
Bluebird Bio, Inc. (d)	7,366	183,413
Cardium Therapeutics, Inc. (a)(d)	9,255	6,571
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	50,364
Cel-Sci Corp. (a)	283,400	52,146
Celgene Corp. (a)	422,083	59,083,178
Cell Therapeutics, Inc.	40,400	44,440
Celldex Therapeutics, Inc. (a)(d)	77,285	1,678,630
Cellular Dynamics International, Inc.	4,597	60,037
Celsion Corp. (a)(d)	48,070	54,800
Cepheid, Inc. (a)(d)	63,653	2,277,504
Chelsea Therapeutics International Ltd. (a)	75,408	223,962
ChemoCentryx, Inc. (a)(d)	15,137	122,610
Chimerix, Inc.	6,991	110,178
Cleveland Biolabs, Inc. (a)(d)	35,489	61,751
Clovis Oncology, Inc. (a)	21,285	1,372,883
Codexis, Inc. (a)	21,294	36,626
Conatus Pharmaceuticals, Inc.	7,362	66,921
Coronado Biosciences, Inc. (a)(d)	18,457	150,425
Cubist Pharmaceuticals, Inc.	68,221	4,322,483
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	302,474
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	34,011
Cytokinetics, Inc. (a)	26,522	277,685
Cytori Therapeutics, Inc. (a)(d)	69,588	146,135
CytRx Corp. (a)(d)	25,756	60,784
DARA BioSciences, Inc. (a)(d)	8,510	4,255
Dendreon Corp. (a)(d)	131,169	372,520
Discovery Laboratories, Inc. (a)(d)	38,893	64,173
Durata Therapeutics, Inc. (a)(d)	10,654	89,813
Dyax Corp. (a)	86,617	387,178
Dynavax Technologies Corp. (a)(d)	164,055	208,350
Emergent BioSolutions, Inc. (a)	25,651	450,945
Enanta Pharmaceuticals, Inc. (d)	3,858	71,682
EntreMed, Inc. (a)	289	540
Enzon Pharmaceuticals, Inc.	43,430	74,700
Epizyme, Inc. (d)	4,503	124,958
Esperion Therapeutics, Inc.	6,156	99,235
Exact Sciences Corp. (a)(d)	79,977	925,334
Exelixis, Inc. (a)(d)	160,939	806,304
Galena Biopharma, Inc. (a)(d)	76,040	168,809

	Shares	Value
Genomic Health, Inc. (a)(d)	18,393	$ 579,747
GenVec, Inc. (a)	8,140	2,361
Geron Corp. (a)	128,101	183,184
Gilead Sciences, Inc. (a)	1,539,443	92,782,230
GTx, Inc. (a)(d)	19,627	30,422
Halozyme Therapeutics, Inc. (a)(d)	76,082	632,241
Heat Biologics, Inc.	3,136	31,329
Hemispherx Biopharma, Inc. (a)	130,774	30,209
Hyperion Therapeutics, Inc. (a)(d)	5,781	140,941
iBio, Inc. (a)	40,361	17,355
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	411,582
Idera Pharmaceuticals, Inc. (a)	43,237	95,986
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	119,481
ImmunoGen, Inc. (a)(d)	90,051	1,440,816
Immunomedics, Inc. (a)(d)	54,782	325,953
Incyte Corp. (a)(d)	133,651	4,529,432
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	761,261
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	298,189
Insmed, Inc. (a)	32,411	492,971
Insys Therapeutics, Inc. (a)(d)	4,354	121,956
Intercept Pharmaceuticals, Inc.	10,011	457,903
InterMune, Inc. (a)(d)	73,941	1,056,617
Intrexon Corp.	13,260	288,140
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	100,990	1,176,534
Isis Pharmaceuticals, Inc. (a)(d)	107,364	2,773,212
IsoRay, Inc. (a)(d)	31,040	18,934
Keryx Biopharmaceuticals, Inc. (a)(d)	75,386	643,043
KYTHERA Biopharmaceuticals, Inc.	4,269	112,702
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	1,201,044
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,106,888
Lpath, Inc. (a)	7,871	47,462
MannKind Corp. (a)(d)	147,967	856,729
Mast Therapeutics, Inc. (a)	29,390	12,197
Medgenics, Inc. (a)	4,479	18,677
Medivation, Inc. (a)	72,462	4,096,277
Merrimack Pharmaceuticals, Inc. (a)(d)	15,099	51,035
Metabolix, Inc. (a)(d)	41,636	56,209
MiMedx Group, Inc. (a)(d)	79,098	488,035
Momenta Pharmaceuticals, Inc. (a)	43,036	606,377
Myriad Genetics, Inc. (a)(d)	87,108	2,279,616
Nanosphere, Inc. (a)(d)	36,229	76,081
Neuralstem, Inc. (a)(d)	54,208	92,154
Neurocrine Biosciences, Inc. (a)	50,654	738,029
NewLink Genetics Corp. (a)	12,482	216,063
Novavax, Inc. (a)(d)	148,843	468,855
NPS Pharmaceuticals, Inc. (a)(d)	87,917	2,206,717
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	94,557
OncoMed Pharmaceuticals, Inc.	5,827	94,572
Onconova Therapeutics, Inc.	6,241	151,906
Oncothyreon, Inc. (a)(d)	43,661	73,787
Onyx Pharmaceuticals, Inc. (a)(d)	72,476	8,956,584
Opexa Therapeutics, Inc. (a)(d)	5,726	8,360
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Opko Health, Inc. (a)(d)	254,677	$ 2,353,215
Oragenics, Inc. (a)(d)	9,973	31,415
Orexigen Therapeutics, Inc. (a)(d)	77,934	534,627
Organovo Holdings, Inc. (a)(d)	69,396	396,251
Osiris Therapeutics, Inc. (a)(d)	18,170	317,067
OvaScience, Inc. (a)	10,225	117,792
OXiGENE, Inc. (a)	561	1,234
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	1,812
Palatin Technologies, Inc. (a)	9,275	5,936
PDL BioPharma, Inc. (d)	181,078	1,437,759
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	116,316
Pharmacyclics, Inc. (a)	52,344	5,836,356
PharmAthene, Inc. (a)(d)	51,372	109,936
Portola Pharmaceuticals, Inc. (d)	6,348	143,465
Progenics Pharmaceuticals, Inc. (a)	45,935	255,399
Prothena Corp. PLC (a)(d)	11,329	227,033
PTC Therapeutics, Inc. (a)	10,292	184,638
Puma Biotechnology, Inc. (a)	7,873	398,689
Raptor Pharmaceutical Corp. (a)(d)	62,748	849,608
Receptos, Inc.	5,655	89,575
Regeneron Pharmaceuticals, Inc. (a)	77,444	18,765,456
Regulus Therapeutics, Inc.	11,075	104,659
Repligen Corp. (a)(d)	22,058	215,286
Rexahn Pharmaceuticals, Inc. (a)	45,000	17,505
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	237,762
Sangamo Biosciences, Inc. (a)(d)	44,798	442,156
Sarepta Therapeutics, Inc. (a)(d)	31,642	1,079,941
Savient Pharmaceuticals, Inc. (a)(d)	88,045	54,588
Seattle Genetics, Inc. (a)(d)	102,878	4,362,027
SIGA Technologies, Inc. (a)(d)	72,968	257,577
Spectrum Pharmaceuticals, Inc. (d)	41,659	319,108
StemCells, Inc. (a)	41,468	64,690
Stemline Therapeutics, Inc. (d)	10,674	369,854
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	157,013
Synageva BioPharma Corp. (a)(d)	13,775	646,185
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	492,920
Synta Pharmaceuticals Corp. (a)(d)	35,423	208,996
Synthetic Biologics, Inc. (a)	46,314	72,250
Targacept, Inc. (a)	18,977	97,162
Telik, Inc. (a)	380	448
TESARO, Inc. (a)(d)	12,275	424,470
Tetraphase Pharmaceuticals, Inc.	10,243	87,475
TG Therapeutics, Inc. (a)	7,226	43,501
Theravance, Inc. (a)(d)	73,311	2,628,199
Threshold Pharmaceuticals, Inc. (a)	37,822	164,526
Trius Therapeutics, Inc. (a)(d)	28,510	389,732
Trovagene, Inc. (a)(d)	4,592	37,654
United Therapeutics Corp. (a)(d)	48,248	3,421,266
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	503,994
Verastem, Inc. (a)	13,711	188,526
Vertex Pharmaceuticals, Inc. (a)	237,887	17,877,208

	Shares	Value
Vical, Inc. (a)(d)	65,666	$ 84,709
XOMA Corp. (a)	72,501	338,580
Zalicus, Inc. (a)	104,856	74,448
ZIOPHARM Oncology, Inc. (a)(d)	79,220	236,868
		460,165,187
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (d)	23,291	912,541
Abbott Laboratories	1,574,540	52,479,418
Abiomed, Inc. (a)	36,354	856,137
Accuray, Inc. (a)(d)	58,561	387,674
Alere, Inc. (a)	72,824	2,269,924
Align Technology, Inc. (a)(d)	70,000	3,048,500
Alphatec Holdings, Inc. (a)	36,801	72,866
Analogic Corp.	12,756	952,108
Angiodynamics, Inc. (a)	26,377	287,509
Anika Therapeutics, Inc. (a)(d)	9,287	214,901
Antares Pharma, Inc. (a)(d)	97,369	428,424
ArthroCare Corp. (a)	25,787	816,674
Atossa Genetics, Inc.	789	3,618
Atricure, Inc. (a)	12,717	111,782
Atrion Corp.	1,172	280,108
Bacterin International Holdings, Inc. (a)(d)	9,747	5,529
Baxano Surgical, Inc. (a)	18,036	31,383
Baxter International, Inc.	545,106	37,917,573
Becton, Dickinson & Co.	192,830	18,777,785
BioLase Technology, Inc. (d)	30,860	52,771
Boston Scientific Corp. (a)	1,371,433	14,509,761
BSD Medical Corp. (a)(d)	46,363	70,008
C.R. Bard, Inc.	78,513	9,018,788
Cantel Medical Corp.	48,934	1,267,391
Cardica, Inc. (a)	23,778	28,771
Cardiovascular Systems, Inc. (a)(d)	19,652	403,259
CareFusion Corp. (a)	231,213	8,288,986
Cerus Corp. (a)	66,771	349,212
CONMED Corp.	26,543	825,222
Covidien PLC	475,068	28,219,039
Cryolife, Inc.	20,961	127,233
Cutera, Inc. (a)	15,449	144,448
Cyberonics, Inc. (a)(d)	26,017	1,323,485
Cynosure, Inc. Class A (a)	17,160	393,822
Delcath Systems, Inc. (a)(d)	119,898	49,158
DENTSPLY International, Inc.	147,347	6,187,101
Derma Sciences, Inc. (a)	7,901	110,930
DexCom, Inc. (a)(d)	65,323	1,766,987
Echo Therapeutics, Inc. (a)	2,009	4,902
Edwards Lifesciences Corp. (a)	115,426	8,123,682
Endologix, Inc. (a)(d)	46,783	740,107
EnteroMedics, Inc. (a)(d)	53,456	54,525
ERBA Diagnostics, Inc. (a)	3,094	2,506
Exactech, Inc. (a)	3,102	59,062
Fonar Corp. (a)(d)	719	3,811
Genmark Diagnostics, Inc. (a)(d)	33,235	382,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Globus Medical, Inc.	7,896	$ 139,128
Greatbatch, Inc. (a)	22,320	758,210
Haemonetics Corp. (a)(d)	49,959	1,990,866
Hansen Medical, Inc. (a)(d)	48,696	80,348
HeartWare International, Inc. (a)	13,447	1,056,934
Hill-Rom Holdings, Inc.	58,209	1,987,255
Hologic, Inc. (a)(d)	281,683	6,011,115
ICU Medical, Inc. (a)(d)	17,344	1,239,749
IDEXX Laboratories, Inc. (a)(d)	54,321	5,096,396
Insulet Corp. (a)(d)	55,000	1,833,700
Integra LifeSciences Holdings Corp. (a)(d)	19,467	791,139
Intuitive Surgical, Inc. (a)	40,425	15,625,071
Invacare Corp.	28,414	426,494
Kewaunee Scientific Corp.	1,376	22,154
LeMaitre Vascular, Inc.	3,845	26,684
MAKO Surgical Corp. (a)(d)	32,106	479,985
Masimo Corp. (d)	62,689	1,550,926
Medical Action Industries, Inc. (a)	18,788	96,007
Medtronic, Inc.	1,020,197	52,795,195
MELA Sciences, Inc. (a)(d)	40,114	26,194
Meridian Bioscience, Inc.	35,455	797,383
Merit Medical Systems, Inc. (a)	38,544	493,363
Misonix, Inc. (a)	2,579	12,044
Natus Medical, Inc. (a)	24,629	323,871
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	335,327
Neogen Corp. (a)	25,237	1,365,322
NuVasive, Inc. (a)	44,714	1,051,673
NxStage Medical, Inc. (a)	42,830	528,951
OraSure Technologies, Inc. (a)	46,551	222,514
Orthofix International NV (a)	16,427	362,544
PhotoMedex, Inc. (a)(d)	6,551	107,043
Quidel Corp. (a)(d)	35,813	949,761
ResMed, Inc. (d)	155,104	7,327,113
Retractable Technologies, Inc. (a)	5,248	8,712
Rochester Medical Corp. (a)(d)	2,100	27,489
Rockwell Medical Technologies, Inc. (a)(d)	20,541	113,592
RTI Biologics, Inc. (a)	29,474	98,148
Sirona Dental Systems, Inc. (a)	53,949	3,494,277
Solta Medical, Inc. (a)	40,698	84,652
St. Jude Medical, Inc.	280,856	14,157,951
Staar Surgical Co. (a)	22,695	288,000
Stereotaxis, Inc. (a)(d)	2,453	8,586
Steris Corp.	82,536	3,374,897
Stryker Corp.	301,751	20,184,124
SurModics, Inc. (a)	19,525	386,595
Symmetry Medical, Inc. (a)	29,367	230,531
Synergetics U.S.A., Inc. (a)	3,622	15,212
TearLab Corp. (a)(d)	17,390	228,505
Teleflex, Inc.	40,744	3,140,548
The Cooper Companies, Inc.	49,195	6,425,359
The Spectranetics Corp. (a)	40,582	640,790

	Shares	Value
Theragenics Corp. (a)	22,546	$ 49,150
ThermoGenesis Corp. (a)(d)	15,844	16,795
Thoratec Corp. (a)	57,172	2,042,756
Tornier NV (a)	21,770	413,195
Unilife Corp. (a)(d)	77,508	267,403
Uroplasty, Inc. (a)	1,597	5,781
Varian Medical Systems, Inc. (a)(d)	116,002	8,172,341
Vascular Solutions, Inc. (a)	2,125	33,511
Vermillion, Inc. (a)(d)	5,249	12,125
Volcano Corp. (a)(d)	51,974	1,113,283
West Pharmaceutical Services, Inc.	34,117	2,522,952
Wright Medical Group, Inc. (a)(d)	47,593	1,145,564
Zeltiq Aesthetics, Inc. (a)	6,038	48,244
Zimmer Holdings, Inc.	182,361	14,422,931
		391,446,082
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	30,637	1,174,316
Accretive Health, Inc. (a)(d)	42,994	403,284
Aetna, Inc.	381,905	24,208,958
Air Methods Corp. (d)	37,158	1,520,505
Alliance Healthcare Services, Inc. (a)	17,141	416,526
Almost Family, Inc.	9,932	187,417
Amedisys, Inc. (a)(d)	30,453	496,079
AmerisourceBergen Corp.	235,018	13,377,225
AMN Healthcare Services, Inc. (a)	76,320	1,037,952
AmSurg Corp. (a)	32,040	1,194,772
Bio-Reference Laboratories, Inc. (a)(d)	31,917	923,359
BioScrip, Inc. (a)	61,696	752,691
BioTelemetry, Inc. (a)	34,161	287,636
Brookdale Senior Living, Inc. (a)	93,728	2,345,075
Capital Senior Living Corp. (a)	26,619	554,208
Cardinal Health, Inc.	348,072	17,501,060
Centene Corp. (a)	59,283	3,388,023
Chemed Corp. (d)	19,372	1,349,066
Chindex International, Inc. (a)	9,187	155,352
CIGNA Corp.	286,354	22,533,196
Community Health Systems, Inc.	114,654	4,501,316
Corvel Corp. (a)	17,696	582,906
Cross Country Healthcare, Inc. (a)	40,427	228,413
DaVita, Inc. (a)	87,146	9,369,066
Emeritus Corp. (a)	35,427	772,663
ExamWorks Group, Inc. (a)(d)	20,990	493,265
Express Scripts Holding Co. (a)	821,356	52,468,221
Five Star Quality Care, Inc. (a)	32,241	167,331
Gentiva Health Services, Inc. (a)(d)	24,132	276,794
Hanger, Inc. (a)	33,622	1,032,532
HCA Holdings, Inc.	248,171	9,477,650
Health Management Associates, Inc. Class A (a)	248,478	3,195,427
Health Net, Inc. (a)	90,547	2,732,708
HealthSouth Corp. (d)	85,304	2,683,664
Healthways, Inc. (a)(d)	33,821	645,305
Henry Schein, Inc. (a)(d)	86,785	8,769,624
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hooper Holmes, Inc. (a)	6,267	$ 2,381
Humana, Inc.	159,494	14,686,208
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,057,966
Kindred Healthcare, Inc.	51,719	760,269
Laboratory Corp. of America Holdings (a)(d)	96,901	9,275,364
Landauer, Inc.	14,935	709,114
LCA-Vision, Inc. (a)	27,238	101,325
LHC Group, Inc. (a)	12,810	289,890
LifePoint Hospitals, Inc. (a)	49,772	2,251,188
Magellan Health Services, Inc. (a)	25,186	1,415,705
McKesson Corp.	228,637	27,758,818
MEDNAX, Inc. (a)(d)	55,137	5,368,690
Molina Healthcare, Inc. (a)(d)	24,412	815,117
MWI Veterinary Supply, Inc. (a)(d)	13,354	2,030,876
National Healthcare Corp.	6,159	284,176
National Research Corp.:
Class A (a)	960	15,734
Class B (d)	3,356	97,190
NeoStem, Inc. (a)(d)	15,337	113,724
Omnicare, Inc. (d)	104,008	5,654,915
Owens & Minor, Inc.	59,970	2,045,577
Patterson Companies, Inc.	78,096	3,114,468
PDI, Inc. (a)	1,365	6,989
PharMerica Corp. (a)	29,176	358,865
Providence Service Corp. (a)	13,245	355,496
Quest Diagnostics, Inc.	161,387	9,460,506
RadNet, Inc. (a)	27,076	69,856
Select Medical Holdings Corp.	37,877	320,818
Sharps Compliance Corp. (a)(d)	5,184	13,738
Skilled Healthcare Group, Inc. (a)	27,157	131,440
Team Health Holdings, Inc. (a)	65,355	2,511,593
Tenet Healthcare Corp. (a)	99,732	3,894,535
The Ensign Group, Inc.	15,558	601,317
Triple-S Management Corp. (a)	20,220	377,103
U.S. Physical Therapy, Inc.	11,240	309,437
UnitedHealth Group, Inc.	1,030,107	73,899,876
Universal American Spin Corp.	33,569	245,054
Universal Health Services, Inc. Class B	92,057	6,236,862
Vanguard Health Systems, Inc. (a)	30,455	638,032
VCA Antech, Inc. (a)	87,077	2,376,331
Wellcare Health Plans, Inc. (a)	41,317	2,630,653
WellPoint, Inc.	303,031	25,800,059
		399,290,840
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	176,070	2,560,058
athenahealth, Inc. (a)(d)	36,597	3,860,618
Authentidate Holding Corp. (a)	816	743
Cerner Corp. (a)(d)	294,394	13,559,788
CollabRx, Inc. (a)	87	325
Computer Programs & Systems, Inc.	21,937	1,205,658

	Shares	Value
Greenway Medical Technologies (a)(d)	5,301	$ 72,200
HealthStream, Inc. (a)(d)	34,016	1,127,630
HMS Holdings Corp. (a)(d)	81,690	2,041,433
MedAssets, Inc. (a)	39,701	890,096
Medidata Solutions, Inc. (a)	26,465	2,367,030
Merge Healthcare, Inc. (a)(d)	37,852	100,308
Omnicell, Inc. (a)	25,141	546,565
Quality Systems, Inc.	52,869	1,093,860
Vocera Communications, Inc. (a)(d)	5,171	83,822
		29,510,134
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	232,776
Affymetrix, Inc. (a)	55,779	310,689
Agilent Technologies, Inc.	344,953	16,088,608
Albany Molecular Research, Inc. (a)	23,897	263,106
Apricus Biosciences, Inc. (a)(d)	18,211	35,876
BG Medicine, Inc. (a)	3,134	2,852
Bio-Rad Laboratories, Inc. Class A (a)	21,919	2,498,985
Bruker BioSciences Corp. (a)	88,923	1,782,017
Cambrex Corp. (a)	26,613	362,735
Charles River Laboratories International, Inc. (a)	45,219	2,082,335
Covance, Inc. (a)(d)	54,297	4,400,229
Enzo Biochem, Inc. (a)	14,697	35,861
Fluidigm Corp. (a)(d)	18,074	369,794
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	354,255
Harvard Bioscience, Inc. (a)	12,320	60,861
Illumina, Inc. (a)(d)	126,010	9,808,618
Life Technologies Corp. (a)	170,371	12,677,306
Luminex Corp. (a)	39,871	809,381
Mettler-Toledo International, Inc. (a)(d)	30,026	6,612,626
Nanostring Technologies, Inc.	6,707	51,309
NeoGenomics, Inc. (a)(d)	21,535	46,516
Pacific Biosciences of California, Inc. (a)	41,271	172,513
PAREXEL International Corp. (a)(d)	52,568	2,440,732
PerkinElmer, Inc.	108,819	3,914,219
pSivida Corp. (a)	25,265	91,459
Quintiles Transnational Holdings, Inc.	25,574	1,106,331
Sequenom, Inc. (a)(d)	91,772	267,974
Techne Corp.	39,549	3,065,443
Thermo Fisher Scientific, Inc.	363,426	32,283,132
Waters Corp. (a)	90,863	8,981,808
		111,210,346
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,604,762	68,378,909
AcelRx Pharmaceuticals, Inc. (a)	17,182	170,274
Actavis, Inc. (a)	127,573	17,245,318
Acura Pharmaceuticals, Inc. (a)	2,885	4,212
Akorn, Inc. (a)(d)	79,308	1,425,165
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	61,237
Alimera Sciences, Inc. (a)(d)	3,741	13,355
Allergan, Inc.	301,326	26,631,192
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	185,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ANI Pharmaceuticals, Inc. (a)(d)	3,574	$ 25,375
Aratana Therapeutics, Inc.	7,153	58,440
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)	49,047	855,870
AVANIR Pharmaceuticals Class A (a)(d)	141,865	723,512
Biodel, Inc. (a)(d)	8,109	38,356
Biodelivery Sciences International, Inc. (a)(d)	15,298	80,162
Bristol-Myers Squibb Co.	1,662,312	69,301,787
Cadence Pharmaceuticals, Inc. (a)	43,831	238,879
Cempra, Inc. (a)(d)	9,089	81,801
Columbia Laboratories, Inc. (a)	5,322	42,629
Corcept Therapeutics, Inc. (a)(d)	36,105	59,934
Cornerstone Therapeutics, Inc. (a)	11,437	105,792
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	31,782
DepoMed, Inc. (a)(d)	51,564	369,714
Durect Corp. (a)	121,504	132,439
Eli Lilly & Co.	996,002	51,194,503
Endo Health Solutions, Inc. (a)	113,364	4,658,127
Endocyte, Inc. (a)(d)	47,373	680,276
Forest Laboratories, Inc. (a)	258,872	11,009,826
Hi-Tech Pharmacal Co., Inc. (d)	12,868	554,739
Horizon Pharma, Inc. (a)(d)	37,555	95,014
Hospira, Inc. (a)(d)	171,244	6,683,653
Impax Laboratories, Inc. (a)	76,645	1,562,025
Jazz Pharmaceuticals PLC (a)(d)	52,789	4,629,067
Johnson & Johnson	2,826,883	244,270,960
Lannett Co., Inc. (a)	27,670	366,904
Mallinckrodt PLC (a)(d)	57,619	2,515,069
Merck & Co., Inc.	3,047,014	144,093,292
Mylan, Inc. (a)	380,884	13,460,441
Nektar Therapeutics (a)	110,915	1,350,945
NuPathe, Inc. (a)	18,258	48,566
Ocera Therapeutics, Inc. (a)	890	7,004
Omeros Corp. (a)(d)	20,009	100,645
Optimer Pharmaceuticals, Inc. (a)	46,579	582,703
Pacira Pharmaceuticals, Inc. (a)	42,514	1,539,857
Pain Therapeutics, Inc.	34,536	90,830
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	24,531
Perrigo Co.	86,221	10,480,163
Pfizer, Inc.	6,731,317	189,890,453
Pozen, Inc. (a)(d)	23,223	120,063
Questcor Pharmaceuticals, Inc.	59,227	3,949,256
Repros Therapeutics, Inc. (a)	21,711	458,971
Sagent Pharmaceuticals, Inc. (a)	10,801	238,270
Salix Pharmaceuticals Ltd. (a)	48,250	3,229,855
Santarus, Inc. (a)	53,945	1,214,841
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	242,093
Sucampo Pharmaceuticals, Inc. Class A (a)	39,776	235,474
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	60,580

	Shares	Value
The Medicines Company (a)	62,024	$ 1,960,579
TherapeuticsMD, Inc. (a)(d)	32,749	68,118
Transcept Pharmaceuticals, Inc. (a)	2,494	6,709
Ventrus Biosciences, Inc. (a)	6,995	17,627
ViroPharma, Inc. (a)	60,392	1,820,819
VIVUS, Inc. (a)(d)	111,051	1,391,469
Warner Chilcott PLC	185,600	3,981,120
XenoPort, Inc. (a)(d)	57,569	281,512
Zoetis, Inc. Class A	509,416	14,849,476
Zogenix, Inc. (a)(d)	43,460	73,882
		910,352,224
TOTAL HEALTH CARE		2,301,974,813
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.4%
AAR Corp.	45,448	1,140,290
AeroVironment, Inc. (a)(d)	21,575	472,708
Alliant Techsystems, Inc.	36,077	3,490,811
American Science & Engineering, Inc.	13,204	744,442
API Technologies Corp. (a)(d)	22,349	61,236
Ascent Solar Technologies, Inc. (a)(d)	33,082	27,789
Astronics Corp. (a)	10,773	501,268
Astrotech Corp. (a)	8,707	6,791
BE Aerospace, Inc. (a)	108,614	7,406,389
Breeze Industrial Products Corp. (a)	1,281	11,362
CPI Aerostructures, Inc. (a)(d)	3,805	43,681
Cubic Corp.	19,386	973,371
Curtiss-Wright Corp.	45,438	1,897,491
DigitalGlobe, Inc. (a)(d)	70,420	2,126,684
Ducommun, Inc. (a)	15,643	409,064
Engility Holdings, Inc. (a)(d)	14,341	482,718
Erickson Air-Crane, Inc. (a)(d)	6,239	95,581
Esterline Technologies Corp. (a)	30,025	2,290,607
Exelis, Inc.	193,690	2,849,180
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,347,966
General Dynamics Corp.	334,769	27,869,519
HEICO Corp. (d)	20,464	1,279,000
HEICO Corp. Class A	36,331	1,681,399
Hexcel Corp. (a)	105,445	3,750,679
Honeywell International, Inc.	800,486	63,694,671
Huntington Ingalls Industries, Inc.	51,071	3,233,816
Innovative Solutions & Support, Inc. (d)	21,878	163,866
KEYW Holding Corp. (a)(d)	21,302	245,825
Kratos Defense & Security Solutions, Inc. (a)	44,930	379,209
L-3 Communications Holdings, Inc.	86,081	7,775,697
LMI Aerospace, Inc. (a)	6,877	83,143
Lockheed Martin Corp.	264,454	32,374,459
Micronet Enertec Technologies, Inc. (a)	3,018	16,539
Moog, Inc. Class A (a)(d)	46,839	2,379,421
National Presto Industries, Inc. (d)	4,216	290,820
Northrop Grumman Corp.	233,374	21,533,419
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	52,375	$ 909,230
Precision Castparts Corp.	148,100	31,284,644
Raytheon Co.	328,226	24,751,523
Rockwell Collins, Inc.	133,906	9,476,528
SIFCO Industries, Inc.	891	17,178
Sparton Corp. (a)	3,920	73,578
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	2,227,540
Sypris Solutions, Inc.	16,848	52,060
Taser International, Inc. (a)	58,908	685,689
Teledyne Technologies, Inc. (a)	37,661	2,906,299
Textron, Inc.	274,127	7,384,981
The Boeing Co.	687,551	71,450,300
TransDigm Group, Inc.	48,745	6,678,065
Triumph Group, Inc.	54,560	3,926,683
United Technologies Corp.	850,901	85,175,190
		440,130,399
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	694,838
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,677,614
C.H. Robinson Worldwide, Inc.	158,235	8,998,824
Echo Global Logistics, Inc. (a)	11,731	253,976
Expeditors International of Washington, Inc.	202,772	8,224,432
FedEx Corp.	295,718	31,748,284
Forward Air Corp.	32,196	1,185,779
Hub Group, Inc. Class A (a)	34,129	1,267,892
Pacer International, Inc. (a)(d)	35,751	219,154
Park-Ohio Holdings Corp. (a)	6,346	219,381
Radiant Logistics, Inc. (a)	14,104	26,092
United Parcel Service, Inc. Class B	717,120	61,371,130
UTI Worldwide, Inc.	92,577	1,528,446
XPO Logistics, Inc. (a)	22,324	512,559
		117,928,401
Airlines - 0.3%
Alaska Air Group, Inc.	65,686	3,719,141
Allegiant Travel Co.	24,598	2,324,757
Delta Air Lines, Inc.	838,237	16,538,416
Hawaiian Holdings, Inc. (a)(d)	71,807	502,649
JetBlue Airways Corp. (a)(d)	168,034	1,033,409
Republic Airways Holdings, Inc. (a)	81,894	914,756
SkyWest, Inc.	63,299	815,924
Southwest Airlines Co.	718,922	9,209,391
Spirit Airlines, Inc. (a)	72,448	2,258,204
U.S. Airways Group, Inc. (a)(d)	178,021	2,876,819
United Continental Holdings, Inc. (a)	355,058	10,104,951
		50,298,417
Building Products - 0.2%
A.O. Smith Corp.	73,846	3,105,224
AAON, Inc.	50,511	1,177,917

	Shares	Value
American Woodmark Corp. (a)	9,343	$ 325,790
Apogee Enterprises, Inc.	33,247	927,591
Armstrong World Industries, Inc. (a)(d)	15,342	745,008
Builders FirstSource, Inc. (a)	87,836	498,908
Fortune Brands Home & Security, Inc.	163,946	6,039,771
Gibraltar Industries, Inc. (a)	56,316	725,350
Griffon Corp.	38,833	428,328
Insteel Industries, Inc.	19,643	314,092
Lennox International, Inc.	38,428	2,638,082
Masco Corp.	353,007	6,678,892
NCI Building Systems, Inc. (a)	22,930	274,701
Nortek, Inc. (a)	12,474	835,134
Owens Corning (a)	130,235	4,875,998
Patrick Industries, Inc. (a)	10,446	282,878
PGT, Inc. (a)	39,227	399,331
Ply Gem Holdings, Inc. (d)	16,220	248,815
Quanex Building Products Corp. (d)	44,676	743,409
Simpson Manufacturing Co. Ltd.	40,648	1,271,063
Trex Co., Inc. (a)(d)	13,121	580,867
Universal Forest Products, Inc.	26,737	1,001,033
USG Corp. (a)(d)	96,486	2,251,983
		36,370,165
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	3,868	82,466
ABM Industries, Inc.	53,056	1,281,302
ACCO Brands Corp. (a)(d)	120,265	792,546
Acorn Energy, Inc. (d)	16,876	101,256
ADT Corp.	218,622	8,707,714
ARC Document Solutions, Inc. (a)	46,203	197,287
Casella Waste Systems, Inc. Class A (a)	64,851	341,765
CECO Environmental Corp. (d)	21,126	281,398
Cenveo, Inc. (a)(d)	104,135	291,578
Cintas Corp.	112,418	5,369,084
Clean Harbors, Inc. (a)(d)	49,676	2,823,087
Consolidated Graphics, Inc. (a)(d)	14,819	792,817
Copart, Inc. (a)	124,595	3,958,383
Courier Corp.	17,378	271,097
Covanta Holding Corp.	125,817	2,658,513
Deluxe Corp.	54,408	2,140,955
EnerNOC, Inc. (a)(d)	25,460	369,425
Ennis, Inc.	21,290	379,175
Fuel Tech, Inc. (a)	51,934	199,427
G&K Services, Inc. Class A	16,380	842,587
Healthcare Services Group, Inc. (d)	66,425	1,608,149
Heritage-Crystal Clean, Inc. (a)(d)	7,679	116,644
Herman Miller, Inc.	49,763	1,267,464
HNI Corp.	49,416	1,654,448
Hudson Technologies, Inc. (a)(d)	5,394	10,356
Industrial Services of America, Inc. (a)(d)	1,620	3,272
InnerWorkings, Inc. (a)(d)	28,532	293,024
Interface, Inc.	56,426	996,483
Intersections, Inc.	12,865	117,715
Iron Mountain, Inc.	183,385	4,731,333
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	103,520	$ 2,757,773
Kimball International, Inc. Class B	19,593	192,795
Knoll, Inc.	38,287	583,111
McGrath RentCorp.	17,562	580,951
Metalico, Inc. (a)(d)	55,605	71,730
Mine Safety Appliances Co.	32,465	1,562,540
Mobile Mini, Inc. (a)(d)	36,488	1,108,505
Multi-Color Corp.	7,946	248,948
NL Industries, Inc.	6,707	73,308
Performant Financial Corp.	31,038	336,142
Perma-Fix Environmental Services, Inc. (a)	34,689	16,651
Pitney Bowes, Inc. (d)	199,332	3,253,098
Quad/Graphics, Inc.	22,071	691,705
R.R. Donnelley & Sons Co. (d)	175,292	2,923,871
Republic Services, Inc.	291,385	9,472,926
Rollins, Inc.	69,664	1,724,184
Schawk, Inc. Class A	4,209	52,613
Standard Parking Corp. (a)(d)	5,698	126,781
Standard Register Co. (a)(d)	3,970	41,487
Steelcase, Inc. Class A	74,937	1,088,085
Stericycle, Inc. (a)	83,716	9,423,073
Swisher Hygiene, Inc. (Canada) (a)(d)	177,418	147,257
Team, Inc. (a)(d)	18,138	707,382
Tetra Tech, Inc. (a)	66,137	1,506,601
The Brink's Co.	40,696	1,051,178
TMS International Corp.	14,898	259,374
TRC Companies, Inc. (a)	13,255	97,027
Tyco International Ltd.	484,883	16,020,534
UniFirst Corp.	12,480	1,196,582
United Stationers, Inc.	42,632	1,694,196
US Ecology, Inc.	25,366	712,531
Viad Corp.	19,833	447,631
Virco Manufacturing Co. (a)	2,682	6,222
Waste Connections, Inc.	124,776	5,285,511
Waste Management, Inc.	465,332	18,818,026
West Corp.	20,707	452,862
		127,413,941
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	2,918,797
Aegion Corp. (a)(d)	40,317	862,784
Ameresco, Inc. Class A (a)(d)	38,199	326,983
Argan, Inc.	7,465	132,504
Chicago Bridge & Iron Co. NV	101,981	6,101,523
Comfort Systems U.S.A., Inc.	43,738	660,444
Dycom Industries, Inc. (a)	25,959	659,618
EMCOR Group, Inc.	58,224	2,188,640
Fluor Corp.	170,796	10,833,590
Foster Wheeler AG (a)	92,101	2,134,901
Furmanite Corp. (a)	40,654	364,666
Goldfield Corp. (d)	41,171	74,108

	Shares	Value
Granite Construction, Inc.	31,641	$ 896,073
Great Lakes Dredge & Dock Corp. (d)	55,973	376,698
Integrated Electrical Services, Inc. (a)	13,442	58,607
Jacobs Engineering Group, Inc. (a)	136,059	7,929,519
KBR, Inc.	139,890	4,177,115
Layne Christensen Co. (a)(d)	24,456	464,909
MasTec, Inc. (a)(d)	53,941	1,715,324
Michael Baker Corp.	6,265	253,357
MYR Group, Inc. (a)	25,270	553,918
Northwest Pipe Co. (a)	12,188	347,846
Orion Marine Group, Inc. (a)	21,656	212,662
Pike Electric Corp.	29,417	326,529
Primoris Services Corp.	27,169	610,759
Quanta Services, Inc. (a)	201,419	5,265,093
Sterling Construction Co., Inc. (a)	31,847	308,597
Tutor Perini Corp. (a)	46,969	900,865
UniTek Global Services, Inc. (a)	18,062	28,357
URS Corp.	82,388	4,079,854
		55,764,640
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	37,251
Acuity Brands, Inc.	41,302	3,531,321
Allied Motion Technologies, Inc.	4,209	36,829
Altair Nanotechnologies, Inc. (a)(d)	10,605	25,240
American Superconductor Corp. (a)(d)	126,771	300,447
AMETEK, Inc.	236,677	10,158,177
AZZ, Inc.	24,628	924,535
Babcock & Wilcox Co.	118,199	3,662,987
Brady Corp. Class A	43,963	1,450,779
Broadwind Energy, Inc. (a)	15,938	93,715
Capstone Turbine Corp. (a)(d)	814,128	903,682
Coleman Cable, Inc.	5,164	98,323
Eaton Corp. PLC	476,004	30,140,573
Ecotality, Inc. (a)	53,528	14,453
Emerson Electric Co.	720,797	43,514,515
Encore Wire Corp.	23,059	870,016
EnerSys	48,550	2,489,644
Enphase Energy, Inc. (a)(d)	22,269	140,072
Espey Manufacturing & Electronics Corp.	2,015	57,145
Franklin Electric Co., Inc.	34,786	1,249,513
FuelCell Energy, Inc. (a)(d)	246,058	305,112
Generac Holdings, Inc. (d)	68,212	2,700,513
General Cable Corp.	55,434	1,692,400
Global Power Equipment Group, Inc.	10,454	194,235
GrafTech International Ltd. (a)(d)	132,891	1,039,208
Hubbell, Inc. Class B	53,270	5,399,447
II-VI, Inc. (a)(d)	56,117	1,081,936
LSI Industries, Inc.	24,011	161,834
MagneTek, Inc. (a)	2,664	47,153
Ocean Power Technologies, Inc. (a)(d)	11,040	17,774
Plug Power, Inc. (a)(d)	38,179	20,235
Polypore International, Inc. (a)(d)	50,063	2,140,193
Powell Industries, Inc. (a)	7,721	407,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Power Solutions International, Inc. (a)(d)	3,494	$ 183,924
PowerSecure International, Inc. (a)	20,869	320,339
Preformed Line Products Co.	1,961	135,172
Real Goods Solar, Inc. Class A (a)(d)	22,046	41,446
Regal-Beloit Corp.	47,588	3,031,356
Revolution Lighting Technologies, Inc. (a)(d)	38,693	100,602
Rockwell Automation, Inc.	141,798	13,787,020
Roper Industries, Inc.	107,542	13,302,945
Sensata Technologies Holding BV (a)	125,222	4,668,276
SL Industries, Inc.	3,648	85,728
SolarCity Corp.	12,947	405,759
Thermon Group Holdings, Inc. (a)(d)	10,097	209,008
Ultralife Corp. (a)	13,410	48,812
Vicor Corp. (a)	10,982	85,769
		151,312,541
Industrial Conglomerates - 1.9%
3M Co.	639,411	72,624,301
Carlisle Companies, Inc.	60,323	4,017,512
Danaher Corp.	602,195	39,455,816
General Electric Co.	10,429,338	241,334,881
Raven Industries, Inc.	34,791	1,016,245
		358,448,755
Machinery - 2.1%
Accuride Corp. (a)(d)	79,004	413,981
Actuant Corp. Class A (d)	71,032	2,537,263
Adept Technology, Inc. (a)	2,954	12,230
AGCO Corp. (d)	95,174	5,383,041
Alamo Group, Inc.	17,898	811,853
Albany International Corp. Class A	47,080	1,519,272
Altra Holdings, Inc.	25,498	633,625
American Railcar Industries, Inc. (d)	11,797	417,260
Ampco-Pittsburgh Corp.	10,414	169,540
Astec Industries, Inc.	15,669	541,521
Barnes Group, Inc.	47,337	1,480,228
Blount International, Inc. (a)	41,980	487,388
Briggs & Stratton Corp.	42,488	811,096
Caterpillar, Inc.	659,331	54,421,181
Chart Industries, Inc. (a)(d)	28,744	3,281,990
CIRCOR International, Inc.	16,215	932,200
CLARCOR, Inc.	51,646	2,766,160
Colfax Corp. (a)	81,079	4,223,405
Columbus McKinnon Corp. (NY Shares) (a)	26,972	577,201
Commercial Vehicle Group, Inc. (a)	77,079	540,324
Crane Co.	52,315	3,003,404
Cummins, Inc.	177,411	21,857,035
Deere & Co.	391,023	32,705,164
Donaldson Co., Inc.	141,847	4,998,688
Douglas Dynamics, Inc.	29,195	410,482
Dover Corp.	168,816	14,357,801

	Shares	Value
Dynamic Materials Corp.	17,783	$ 391,937
Eastern Co.	2,354	39,147
Energy Recovery, Inc. (a)(d)	81,715	417,564
EnPro Industries, Inc. (a)(d)	22,235	1,266,950
ESCO Technologies, Inc.	28,907	886,000
ExOne Co. (d)	6,664	456,551
Federal Signal Corp. (a)	80,990	945,153
Flow International Corp. (a)	66,905	225,470
Flowserve Corp.	133,437	7,444,450
FreightCar America, Inc.	19,411	349,010
Gencor Industries, Inc. (a)	1,849	14,737
Gorman-Rupp Co.	14,200	496,574
Graco, Inc.	62,194	4,321,861
Graham Corp.	12,124	418,399
Greenbrier Companies, Inc. (a)(d)	21,771	491,371
Hardinge, Inc.	14,874	215,524
Harsco Corp.	75,085	1,766,750
Hurco Companies, Inc.	3,319	91,306
Hyster-Yale Materials Handling Class A	12,438	940,437
IDEX Corp.	74,036	4,395,517
Illinois Tool Works, Inc.	419,574	29,986,954
Ingersoll-Rand PLC	283,533	16,768,142
ITT Corp.	114,023	3,745,656
John Bean Technologies Corp.	23,559	516,178
Joy Global, Inc.	103,914	5,104,256
Kadant, Inc.	18,429	572,589
Kaydon Corp.	29,963	852,447
Kennametal, Inc.	74,100	3,150,732
L.B. Foster Co. Class A	10,636	451,179
Lincoln Electric Holdings, Inc.	88,988	5,564,420
Lindsay Corp.	10,287	782,018
Lydall, Inc. (a)	11,611	180,319
Manitex International, Inc. (a)	11,053	111,193
Manitowoc Co., Inc.	125,006	2,497,620
Meritor, Inc. (a)	87,590	652,546
Middleby Corp. (a)	18,313	3,405,119
Miller Industries, Inc.	16,197	259,476
Mueller Industries, Inc.	25,011	1,339,089
Mueller Water Products, Inc. Class A	162,577	1,227,456
Navistar International Corp. (a)(d)	79,012	2,707,741
NN, Inc.	12,121	167,391
Nordson Corp.	55,414	3,693,343
Omega Flex, Inc.	258	4,773
Oshkosh Truck Corp. (a)(d)	84,157	3,780,332
PACCAR, Inc.	357,034	19,140,593
Pall Corp.	118,435	8,188,596
Parker Hannifin Corp.	149,883	14,980,806
Pentair Ltd.	210,360	12,644,740
PMFG, Inc. (a)(d)	15,367	106,340
Proto Labs, Inc. (a)(d)	9,272	658,683
RBC Bearings, Inc. (a)	21,831	1,303,966
Rexnord Corp. (a)	31,453	603,583
Snap-On, Inc.	55,924	5,234,486
SPX Corp.	46,613	3,451,227
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Standex International Corp.	10,804	$ 576,826
Stanley Black & Decker, Inc.	165,241	14,088,448
Sun Hydraulics Corp.	22,598	692,403
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	285,159
Tennant Co.	17,192	883,153
Terex Corp. (a)(d)	106,859	3,098,911
Timken Co.	75,024	4,205,845
Titan International, Inc. (d)	48,022	779,877
Toro Co.	58,344	3,081,147
TriMas Corp. (a)	46,817	1,645,149
Trinity Industries, Inc. (d)	83,300	3,516,926
Twin Disc, Inc.	8,286	218,668
Valmont Industries, Inc.	23,843	3,217,851
Wabash National Corp. (a)	74,589	777,217
WABCO Holdings, Inc. (a)	59,750	4,659,903
Wabtec Corp.	98,578	5,768,785
Watts Water Technologies, Inc. Class A	38,674	2,003,700
Woodward, Inc.	58,262	2,246,583
Xerium Technologies, Inc. (a)	6,895	74,466
Xylem, Inc.	189,589	4,698,015
		395,221,062
Marine - 0.0%
Baltic Trading Ltd.	21,117	93,759
Eagle Bulk Shipping, Inc. (a)(d)	34,302	122,458
Genco Shipping & Trading Ltd. (a)(d)	76,288	215,895
International Shipholding Corp.	10,420	248,517
Kirby Corp. (a)	54,389	4,374,507
Matson, Inc.	37,893	1,009,091
		6,064,227
Professional Services - 0.4%
Acacia Research Corp.	48,838	1,072,971
Advisory Board Co. (a)(d)	38,842	2,127,376
Barrett Business Services, Inc.	6,681	429,388
CBIZ, Inc. (a)(d)	37,390	256,122
CDI Corp.	9,649	130,840
Corporate Executive Board Co.	29,612	1,920,042
CRA International, Inc. (a)(d)	15,589	279,043
CTPartners Executive Search, Inc. (a)	859	4,407
Dolan Co. (a)	39,198	88,196
Dun & Bradstreet Corp.	40,399	4,018,893
Equifax, Inc.	129,523	7,653,514
Exponent, Inc.	15,525	1,011,143
Franklin Covey Co. (a)	5,338	83,860
FTI Consulting, Inc. (a)(d)	68,234	2,281,745
GP Strategies Corp. (a)	13,487	340,412
Heidrick & Struggles International, Inc.	22,259	334,998
Hill International, Inc. (a)	13,945	40,998
Hudson Global, Inc. (a)	13,947	38,215
Huron Consulting Group, Inc. (a)	20,793	989,747

	Shares	Value
ICF International, Inc. (a)	17,107	$ 562,649
IHS, Inc. Class A (a)	51,981	5,569,764
Insperity, Inc.	20,805	663,680
Kelly Services, Inc. Class A (non-vtg.)	19,294	351,151
Kforce, Inc.	25,995	422,939
Korn/Ferry International (a)	44,867	794,595
Manpower, Inc.	75,166	4,874,515
Mastech Holdings, Inc.	299	3,349
MISTRAS Group, Inc. (a)	12,788	233,125
Navigant Consulting, Inc. (a)	41,733	569,655
Nielsen Holdings B.V.	222,388	7,672,386
Odyssey Marine Exploration, Inc. (a)(d)	46,227	133,596
On Assignment, Inc. (a)	37,950	1,144,952
Pendrell Corp. (a)	150,288	288,553
RCM Technologies, Inc.	9,908	56,178
Resources Connection, Inc.	43,312	530,139
Robert Half International, Inc.	137,044	4,833,542
RPX Corp. (a)	24,325	381,659
Spherix, Inc. (a)	11	128
Towers Watson & Co.	58,151	4,782,920
TrueBlue, Inc. (a)	38,883	945,635
Verisk Analytics, Inc. (a)	144,478	8,983,642
VSE Corp.	1,834	82,603
WageWorks, Inc. (a)	28,801	1,202,154
		68,185,419
Road & Rail - 1.0%
AMERCO	7,919	1,295,548
Arkansas Best Corp. (d)	25,682	638,968
Avis Budget Group, Inc. (a)	100,640	2,694,133
Celadon Group, Inc.	62,978	1,142,421
Con-way, Inc.	51,304	2,134,246
Covenant Transport Group, Inc. Class A (a)	9,633	51,537
CSX Corp.	1,030,994	25,372,762
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	5,297,397
Heartland Express, Inc. (d)	52,772	734,586
Hertz Global Holdings, Inc. (a)	394,614	9,482,574
J.B. Hunt Transport Services, Inc.	90,399	6,508,728
Kansas City Southern	107,177	11,298,599
Knight Transportation, Inc.	54,848	892,925
Landstar System, Inc.	49,655	2,713,646
Marten Transport Ltd.	31,198	551,893
Norfolk Southern Corp.	315,197	22,744,616
Old Dominion Freight Lines, Inc. (a)	69,360	3,011,611
Patriot Transportation Holding, Inc. (a)(d)	1,312	40,698
Providence & Worcester Railroad Co.	4,631	85,674
Quality Distribution, Inc. (a)	25,189	230,983
Roadrunner Transportation Systems, Inc. (a)	23,847	646,731
Ryder System, Inc.	50,983	2,835,165
Saia, Inc. (a)	26,740	802,467
Swift Transporation Co. (a)(d)	78,518	1,410,183
U.S.A. Truck, Inc. (a)	1,841	10,015
Union Pacific Corp.	470,808	72,287,860
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc.	6,117	$ 154,148
Werner Enterprises, Inc. (d)	41,229	949,916
YRC Worldwide, Inc. (a)(d)	9,461	161,026
		176,181,056
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	477,838
AeroCentury Corp. (a)(d)	688	13,891
Air Lease Corp. Class A	73,667	1,900,609
Aircastle Ltd.	65,692	1,070,780
Applied Industrial Technologies, Inc.	42,674	2,032,136
Beacon Roofing Supply, Inc. (a)	44,417	1,613,670
BlueLinx Corp. (a)(d)	23,385	38,351
CAI International, Inc. (a)	15,310	335,595
DXP Enterprises, Inc. (a)	10,800	734,184
Edgen Group, Inc. Class A (a)	25,668	189,173
Essex Rental Corp. (a)	16,688	67,753
Fastenal Co.	280,761	12,350,676
GATX Corp.	53,842	2,436,889
H&E Equipment Services, Inc. (d)	32,737	788,307
HD Supply Holdings, Inc. (a)	66,187	1,505,092
Houston Wire & Cable Co.	15,647	195,900
Kaman Corp. (d)	26,535	934,032
Lawson Products, Inc. (a)	4,764	53,357
MRC Global, Inc. (a)	98,176	2,577,120
MSC Industrial Direct Co., Inc. Class A	45,117	3,428,892
Rush Enterprises, Inc. Class A (a)(d)	31,753	794,778
TAL International Group, Inc.	30,588	1,309,166
Textainer Group Holdings Ltd. (d)	14,461	504,110
Titan Machinery, Inc. (a)(d)	17,235	302,647
United Rentals, Inc. (a)(d)	99,613	5,455,804
W.W. Grainger, Inc.	59,708	14,768,774
Watsco, Inc.	30,156	2,708,009
WESCO International, Inc. (a)(d)	40,702	3,002,587
Willis Lease Finance Corp. (a)	2,006	28,164
		61,618,284
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	757,433
TOTAL INDUSTRIALS		2,045,694,740
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	58,980	1,422,598
Alliance Fiber Optic Products, Inc. (d)	9,573	354,488
Ambient Corp. (a)(d)	1,932	4,154
Anaren, Inc. (a)	42,259	1,038,726
Arris Group, Inc. (a)	139,734	2,189,632
Aruba Networks, Inc. (a)(d)	102,880	1,710,894
Aviat Networks, Inc. (a)	66,605	169,177

	Shares	Value
Bel Fuse, Inc. Class B (non-vtg.)	7,032	$ 126,576
Black Box Corp.	16,753	445,127
Blonder Tongue Laboratories, Inc. (a)	3,352	2,849
Brocade Communications Systems, Inc. (a)	459,452	3,399,945
CalAmp Corp. (a)(d)	30,277	496,240
Calix Networks, Inc. (a)	25,252	324,488
Ciena Corp. (a)(d)	93,662	1,865,747
Cisco Systems, Inc.	5,392,686	125,703,511
Clearfield, Inc. (a)	10,596	133,510
Communications Systems, Inc.	4,311	52,077
Comtech Telecommunications Corp.	22,438	537,839
Digi International, Inc. (a)	21,456	199,326
EchoStar Holding Corp. Class A (a)	37,522	1,510,636
EMCORE Corp. (a)(d)	29,659	115,374
Emulex Corp. (a)	91,750	660,600
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	375,081
F5 Networks, Inc. (a)	81,739	6,815,398
Finisar Corp. (a)(d)	89,294	1,827,848
Globecomm Systems, Inc. (a)	11,676	162,296
Harmonic, Inc. (a)	107,478	759,869
Harris Corp.	108,567	6,148,149
Infinera Corp. (a)(d)	140,398	1,301,489
InterDigital, Inc.	37,438	1,330,547
Ixia (a)(d)	51,889	753,428
JDS Uniphase Corp. (a)	221,471	2,841,473
Juniper Networks, Inc. (a)	505,263	9,549,471
KVH Industries, Inc. (a)	23,641	301,659
Lantronix, Inc. (a)	71	104
Meru Networks, Inc. (a)(d)	20,865	71,984
Motorola Solutions, Inc. (d)	271,436	15,203,130
NETGEAR, Inc. (a)(d)	37,791	1,093,672
NumereX Corp. Class A (a)	2,670	27,474
Oclaro, Inc. (a)(d)	126,427	135,277
Oplink Communications, Inc. (a)	15,273	283,925
Optical Cable Corp.	564	2,448
Palo Alto Networks, Inc. (a)(d)	31,394	1,507,540
Parkervision, Inc. (a)(d)	100,275	331,910
PC-Tel, Inc.	2,259	18,343
Performance Technologies, Inc. (a)	2,977	8,187
Plantronics, Inc.	39,954	1,726,013
Polycom, Inc. (a)	189,613	1,882,857
Procera Networks, Inc. (a)(d)	21,122	273,530
QUALCOMM, Inc.	1,745,321	115,679,876
Relm Wireless Corp. (a)	9,436	24,534
Riverbed Technology, Inc. (a)(d)	155,433	2,399,886
Ruckus Wireless, Inc. (d)	11,332	154,002
ShoreTel, Inc. (a)	56,073	275,318
Sonus Networks, Inc. (a)(d)	287,303	991,195
Symmetricom, Inc. (a)	21,713	105,525
Tellabs, Inc.	301,356	669,010
Tessco Technologies, Inc.	4,838	152,687
Ubiquiti Networks, Inc.	12,854	450,661
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)(d)	40,642	$ 2,590,115
Westell Technologies, Inc. Class A (a)	20,974	62,293
Zhone Technologies, Inc. (a)	5,862	15,065
Zoom Technologies, Inc. (a)(d)	31,336	8,586
		320,775,369
Computers & Peripherals - 3.6%
3D Systems Corp. (a)(d)	91,262	4,690,867
Apple, Inc.	947,370	461,416,506
Astro-Med, Inc.	4,606	53,936
Avid Technology, Inc. (a)	34,710	187,087
Concurrent Computer Corp.	6,675	51,131
Cray, Inc. (a)(d)	32,010	782,965
Crossroads Systems, Inc. (a)	9,071	14,786
Datalink Corp. (a)	21,583	282,953
Dataram Corp. (a)	556	1,596
Dell, Inc.	1,490,522	20,524,488
Diebold, Inc.	62,014	1,753,756
Dot Hill Systems Corp. (a)	109,713	246,854
Electronics for Imaging, Inc. (a)	55,580	1,627,382
EMC Corp.	2,115,206	54,530,011
Fusion-io, Inc. (a)(d)	66,698	713,002
Hauppauge Digital, Inc. (a)	430	228
Hewlett-Packard Co.	1,941,970	43,383,610
Hutchinson Technology, Inc. (a)(d)	41,790	142,922
iGO, Inc. (a)	5,684	18,814
Imation Corp. (a)	19,750	82,358
Immersion Corp. (a)	59,681	761,530
Intermec, Inc. (a)(d)	39,623	391,079
Interphase Corp. (a)	10,718	53,590
Intevac, Inc. (a)	17,689	105,957
Lexmark International, Inc. Class A	60,869	2,079,285
NCR Corp. (a)	165,898	5,902,651
NetApp, Inc. (d)	358,851	14,906,671
Novatel Wireless, Inc. (a)	27,517	79,799
OCZ Technology Group, Inc. (a)(d)	98,258	137,561
Overland Storage, Inc. (a)	5,087	6,257
QLogic Corp. (a)	79,628	843,261
Quantum Corp. (a)(d)	267,446	385,122
Rimage Corp.	6,017	61,795
SanDisk Corp.	246,715	13,613,734
Scan-Optics, Inc. (a)	300	0
Seagate Technology	328,410	12,584,671
Silicon Graphics International Corp. (a)(d)	32,579	480,214
STEC, Inc. (a)	29,627	201,760
Super Micro Computer, Inc. (a)(d)	26,807	344,202
Synaptics, Inc. (a)(d)	36,621	1,415,768
Transact Technologies, Inc.	3,411	30,290
U.S.A. Technologies, Inc. (a)(d)	38,549	71,316
Video Display Corp. (a)	2,957	10,320

	Shares	Value
Western Digital Corp.	217,369	$ 13,476,878
Xplore Technologies Corp. (a)	2,067	8,289
		658,457,252
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,773
Aeroflex Holding Corp. (a)	11,165	78,378
Agilysys, Inc. (a)	38,149	430,702
Amphenol Corp. Class A	167,621	12,700,643
Anixter International, Inc. (a)	21,905	1,830,382
Arrow Electronics, Inc. (a)	128,186	5,950,394
Audience, Inc. (a)	9,607	100,489
Avnet, Inc.	154,170	5,944,795
AVX Corp.	71,883	925,134
Badger Meter, Inc.	35,716	1,610,077
Belden, Inc.	39,680	2,250,650
Benchmark Electronics, Inc. (a)	50,023	1,099,005
CDW Corp. (a)	29,292	642,374
Checkpoint Systems, Inc. (a)	41,082	602,673
ClearSign Combustion Corp. (a)(d)	7,019	56,924
Cognex Corp.	54,520	3,106,550
Coherent, Inc.	23,544	1,321,525
Control4 Corp.	4,856	98,480
Corning, Inc.	1,495,096	20,991,148
CTS Corp.	23,806	331,380
Daktronics, Inc.	32,196	344,175
Dolby Laboratories, Inc. Class A (d)	54,035	1,698,320
DTS, Inc. (a)(d)	19,732	395,824
Echelon Corp. (a)	32,190	67,599
Electro Rent Corp.	12,184	207,128
Electro Scientific Industries, Inc.	21,640	237,824
eMagin Corp. (d)	5,084	14,947
Fabrinet (a)	24,522	342,327
FARO Technologies, Inc. (a)	18,648	692,400
FEI Co.	46,062	3,605,733
FLIR Systems, Inc.	144,524	4,520,711
Frequency Electronics, Inc.	430	4,562
Giga-Tronics, Inc. (a)	2,579	3,404
GSI Group, Inc. (a)	5,175	43,625
I. D. Systems Inc. (a)	6,071	38,065
Identive Group, Inc. (a)	106,182	83,884
IEC Electronics Corp. (a)	86	319
Ingram Micro, Inc. Class A (a)	145,788	3,221,915
Insight Enterprises, Inc. (a)	39,665	757,998
Intelli-Check, Inc. (a)	4,366	2,576
InvenSense, Inc. (a)(d)	32,934	588,531
IPG Photonics Corp. (d)	26,878	1,444,961
Iteris, Inc. (a)	1,032	1,868
Itron, Inc. (a)(d)	38,500	1,442,210
Jabil Circuit, Inc.	179,742	4,101,712
KEMET Corp. (a)(d)	34,374	140,933
KEY Tronic Corp. (a)	6,483	64,247
LightPath Technologies, Inc. Class A (a)	376	538
Littelfuse, Inc.	21,280	1,569,826
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LoJack Corp. (a)	24,621	$ 78,295
LRAD Corp. (a)	56,581	86,003
Maxwell Technologies, Inc. (a)	38,769	342,718
Measurement Specialties, Inc. (a)	15,282	723,450
Mercury Systems, Inc. (a)(d)	23,393	204,221
Mesa Laboratories, Inc.	2,184	142,091
Methode Electronics, Inc. Class A	27,713	662,064
MicroVision, Inc. (a)	33,140	70,920
MOCON, Inc.	2,209	31,611
Molex, Inc.	135,947	3,945,182
MTS Systems Corp.	16,730	1,006,644
Multi-Fineline Electronix, Inc. (a)	10,240	154,214
National Instruments Corp.	93,144	2,584,746
Navarre Corp. (a)(d)	5,954	20,363
Neonode, Inc. (a)(d)	33,197	220,760
NetList, Inc. (a)(d)	104,599	82,633
Newport Corp. (a)	32,467	498,044
OSI Systems, Inc. (a)	17,430	1,267,161
Parametric Sound Corp. (a)(d)	6,672	106,218
Park Electrochemical Corp.	16,314	434,605
PC Connection, Inc.	12,636	187,645
PC Mall, Inc. (a)	4,077	39,914
Planar Systems, Inc. (a)	2,277	4,212
Plexus Corp. (a)	33,577	1,099,311
Pulse Electronics Corp. (a)(d)	5,013	20,102
RadiSys Corp. (a)	9,220	31,256
RealD, Inc. (a)(d)	37,860	310,073
Research Frontiers, Inc. (a)(d)	16,855	72,308
RF Industries Ltd.	5,778	36,170
Richardson Electronics Ltd.	23,707	260,777
Rofin-Sinar Technologies, Inc. (a)	22,270	500,852
Rogers Corp. (a)	16,870	935,779
Sanmina Corp. (a)	78,959	1,284,663
ScanSource, Inc. (a)	24,927	772,238
SYNNEX Corp. (a)	25,189	1,196,729
TE Connectivity Ltd.	423,651	20,758,899
Tech Data Corp. (a)	39,838	1,958,436
Trimble Navigation Ltd. (a)(d)	254,485	6,425,746
TTM Technologies, Inc. (a)(d)	53,211	507,633
Uni-Pixel, Inc. (a)(d)	12,876	249,923
Universal Display Corp. (a)(d)	40,025	1,385,265
Viasystems Group, Inc. (a)	4,710	66,505
Vishay Intertechnology, Inc. (a)(d)	124,817	1,529,008
Vishay Precision Group, Inc. (a)(d)	9,596	135,591
Wayside Technology Group, Inc.	1,232	15,696
Wireless Telecom Group, Inc. (a)	11,200	19,600
Zygo Corp. (a)(d)	11,158	154,092
		138,333,004
Internet Software & Services - 2.3%
Active Network, Inc. (a)	41,749	409,140
Akamai Technologies, Inc. (a)(d)	182,607	8,396,270

	Shares	Value
Angie's List, Inc. (a)(d)	39,732	$ 832,783
AOL, Inc. (d)	74,516	2,453,812
Autobytel, Inc. (a)	1,148	6,762
Bankrate, Inc. (a)(d)	42,017	722,692
Bazaarvoice, Inc. (a)(d)	31,078	332,535
Blucora, Inc. (a)(d)	40,993	820,680
Brightcove, Inc. (a)(d)	10,845	101,401
BroadVision, Inc. (a)	490	4,988
Carbonite, Inc. (a)	9,443	145,422
ChannelAdvisor Corp. (a)	9,463	289,757
comScore, Inc. (a)	35,536	1,012,421
Constant Contact, Inc. (a)(d)	30,835	589,874
Cornerstone OnDemand, Inc. (a)(d)	34,626	1,783,585
CoStar Group, Inc. (a)	26,741	3,971,306
Crexendo, Inc. (a)	6,585	21,072
Daegis, Inc. (a)	3,645	3,791
DealerTrack Holdings, Inc. (a)(d)	45,834	1,814,568
Demand Media, Inc. (a)	42,676	276,540
Demandware, Inc. (a)(d)	6,200	260,896
Dice Holdings, Inc. (a)(d)	50,678	422,148
Digital River, Inc. (a)	26,434	456,780
E2open, Inc. (a)	3,072	62,147
EarthLink, Inc.	80,611	396,606
eBay, Inc. (a)	1,182,690	59,122,673
eGain Communications Corp. (a)	8,558	115,533
Equinix, Inc. (a)(d)	50,967	8,855,007
Facebook, Inc. Class A (a)	557,784	23,025,324
Global Eagle Entertainment, Inc. (a)	31,480	277,968
GlowPoint, Inc. (a)	18,770	28,343
Gogo, Inc. (d)	13,710	154,923
Google, Inc. Class A (a)	270,934	229,454,005
IAC/InterActiveCorp	80,150	3,934,564
Internap Network Services Corp. (a)(d)	49,823	363,210
IntraLinks Holdings, Inc. (a)	36,458	285,102
Inuvo, Inc. (a)	9,640	11,182
iPass, Inc. (a)	33,662	60,592
j2 Global, Inc.	55,909	2,752,959
Limelight Networks, Inc. (a)	33,081	66,824
LinkedIn Corp. (a)	70,331	16,882,253
Liquidity Services, Inc. (a)(d)	21,953	650,687
LivePerson, Inc. (a)(d)	55,381	516,151
Local Corp. (a)(d)	28,399	44,018
LogMeIn, Inc. (a)	22,955	683,829
Marchex, Inc. Class B	28,685	196,492
Marin Software, Inc. (d)	7,083	93,496
Marketo, Inc. (d)	4,513	158,316
Mediabistro, Inc. (a)	147	237
MeetMe, Inc. (a)(d)	18,724	32,205
Millennial Media, Inc. (a)(d)	10,513	68,860
Monster Worldwide, Inc. (a)(d)	97,552	438,984
Move, Inc. (a)	35,516	514,982
NIC, Inc. (d)	78,994	1,758,406
OpenTable, Inc. (a)(d)	23,366	1,741,702
Pandora Media, Inc. (a)(d)	91,771	1,690,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perficient, Inc. (a)	26,574	$ 428,639
QuinStreet, Inc. (a)	17,620	153,470
Rackspace Hosting, Inc. (a)(d)	107,654	4,825,052
RealNetworks, Inc. (a)	28,670	219,326
Responsys, Inc. (a)	28,466	408,487
SciQuest, Inc. (a)(d)	12,793	266,094
Selectica, Inc. (a)	552	3,080
Shutterstock, Inc. (d)	4,521	224,422
Spark Networks, Inc. (a)(d)	16,620	115,675
SPS Commerce, Inc. (a)(d)	11,840	738,106
Stamps.com, Inc. (a)	12,471	522,285
Support.com, Inc. (a)	117,655	604,747
Synacor, Inc. (a)(d)	20,037	52,497
TechTarget, Inc. (a)	1,217	5,428
TheStreet.com, Inc. (a)	3,696	8,131
Travelzoo, Inc. (a)	5,383	145,395
Tremor Video, Inc.	9,207	73,288
Trulia, Inc. (d)	22,211	922,201
United Online, Inc.	71,982	565,059
Unwired Planet, Inc. (d)	93,293	172,592
Unwired Planet, Inc. rights (a)	93,293	1,444
ValueClick, Inc. (a)(d)	68,992	1,459,871
VeriSign, Inc. (a)(d)	144,977	6,957,446
Vocus, Inc. (a)	23,379	216,022
Web.com Group, Inc. (a)(d)	25,389	716,478
WebMD Health Corp. (a)(d)	49,101	1,542,753
XO Group, Inc. (a)	29,832	356,791
Xoom Corp. (d)	3,859	103,769
Yahoo!, Inc. (a)	952,940	25,843,733
Yelp, Inc. (a)	17,197	893,900
YuMe, Inc.	6,211	52,669
Zillow, Inc. (a)	16,135	1,556,221
Zix Corp. (a)	43,773	188,662
		429,910,958
IT Services - 3.3%
Accenture PLC Class A	654,781	47,307,927
Acxiom Corp. (a)	66,136	1,645,464
Alliance Data Systems Corp. (a)(d)	50,917	9,964,457
Amdocs Ltd.	195,710	7,213,871
Analysts International Corp. (a)	1,000	6,390
Automatic Data Processing, Inc.	492,306	35,032,495
Blackhawk Network Holdings, Inc. (d)	10,875	266,546
Booz Allen Hamilton Holding Corp. Class A	39,467	798,417
Broadridge Financial Solutions, Inc.	114,785	3,416,002
CACI International, Inc. Class A (a)(d)	20,462	1,379,139
Cardtronics, Inc. (a)	44,777	1,553,314
Cass Information Systems, Inc.	3,955	207,558
Ciber, Inc. (a)	53,912	196,240
Cognizant Technology Solutions Corp. Class A (a)	305,329	22,380,616

	Shares	Value
Computer Sciences Corp.	150,288	$ 7,536,943
Computer Task Group, Inc.	11,646	208,230
Convergys Corp. (d)	123,097	2,170,200
CoreLogic, Inc. (a)	94,705	2,433,919
CSG Systems International, Inc.	47,456	1,117,114
CSP, Inc.	3,696	26,316
DST Systems, Inc.	31,684	2,261,287
Dynamics Research Corp. (a)	2,443	17,296
Edgewater Technology, Inc. (a)	2,875	15,784
EPAM Systems, Inc. (a)(d)	11,994	383,568
Euronet Worldwide, Inc. (a)(d)	47,939	1,646,705
EVERTEC, Inc.	24,164	576,795
ExlService Holdings, Inc. (a)	20,701	561,204
Fidelity National Information Services, Inc.	313,066	13,918,914
Fiserv, Inc. (a)	131,133	12,624,174
FleetCor Technologies, Inc. (a)	64,742	6,675,548
Forrester Research, Inc.	14,844	489,555
Gartner, Inc. Class A (a)(d)	93,477	5,418,862
Genpact Ltd.	139,916	2,693,383
Global Cash Access Holdings, Inc. (a)	58,402	449,695
Global Payments, Inc.	75,409	3,593,239
Hackett Group, Inc.	12,619	80,888
Heartland Payment Systems, Inc. (d)	30,852	1,139,981
Higher One Holdings, Inc. (a)	26,817	198,982
IBM Corp.	1,051,123	191,588,189
iGate Corp. (a)(d)	25,471	594,748
Information Services Group, Inc. (a)	18,000	61,740
Innodata, Inc. (a)	14,010	38,247
Jack Henry & Associates, Inc.	88,149	4,398,635
Lender Processing Services, Inc.	87,526	2,792,079
Lionbridge Technologies, Inc. (a)	34,685	121,744
ManTech International Corp. Class A	23,021	654,947
MasterCard, Inc. Class A	104,704	63,459,000
Mattersight Corp. (a)(d)	4,307	16,151
Maximus, Inc.	65,280	2,448,653
ModusLink Global Solutions, Inc. (a)	31,030	87,194
MoneyGram International, Inc. (a)	66,937	1,356,144
NCI, Inc. Class A (a)	12,261	66,087
NeuStar, Inc. Class A (a)(d)	66,766	3,374,354
Paychex, Inc. (d)	332,081	12,844,893
PFSweb, Inc. (a)	1,815	9,257
PRG-Schultz International, Inc. (a)	5,640	34,235
SAIC, Inc. (d)	273,792	4,126,045
Sapient Corp. (a)	136,229	2,036,624
ServiceSource International, Inc. (a)	52,332	633,741
StarTek, Inc. (a)	2,150	13,352
Sykes Enterprises, Inc. (a)	30,728	523,298
Syntel, Inc.	16,557	1,189,952
Teletech Holdings, Inc. (a)	19,293	472,100
Teradata Corp. (a)	164,479	9,631,890
The Management Network Group, Inc. (a)	206	554
The Western Union Co.	556,142	9,749,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	171,609	$ 4,748,421
Unisys Corp. (a)(d)	40,780	1,026,025
Vantiv, Inc. (a)	117,168	3,094,407
VeriFone Systems, Inc. (a)(d)	114,397	2,267,349
Virtusa Corp. (a)	19,898	523,715
Visa, Inc. Class A	510,526	89,045,945
WEX, Inc. (a)	45,780	3,663,773
		614,299,675
Office Electronics - 0.1%
Xerox Corp.	1,207,010	12,045,960
Zebra Technologies Corp. Class A (a)	46,287	2,110,687
		14,156,647
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	37,951	691,847
Advanced Micro Devices, Inc. (a)(d)	585,044	1,913,094
AEHR Test Systems (a)	3,126	4,877
Aetrium, Inc. (a)	2,064	681
Altera Corp.	312,944	11,006,240
Amkor Technology, Inc. (a)(d)	114,967	461,018
Amtech Systems, Inc. (a)	12,381	76,267
ANADIGICS, Inc. (a)	109,969	202,343
Analog Devices, Inc.	303,239	14,033,901
Applied Materials, Inc.	1,219,565	18,305,671
Applied Micro Circuits Corp. (a)	98,689	1,061,894
Atmel Corp. (a)	430,659	3,126,584
ATMI, Inc. (a)	28,610	702,376
Avago Technologies Ltd.	213,872	8,236,211
Axcelis Technologies, Inc. (a)	123,333	244,199
AXT, Inc. (a)	31,515	73,115
Broadcom Corp. Class A	531,896	13,435,693
Brooks Automation, Inc.	71,516	629,341
BTU International, Inc. (a)	4,067	12,323
Cabot Microelectronics Corp. (a)(d)	30,653	1,107,186
Cavium, Inc. (a)(d)	47,074	1,787,400
Ceva, Inc. (a)	14,448	261,942
Cirrus Logic, Inc. (a)(d)	62,020	1,395,450
Cohu, Inc.	20,738	205,928
Cree, Inc. (a)(d)	115,472	6,407,541
CVD Equipment Corp. (a)(d)	24,298	272,624
Cypress Semiconductor Corp. (d)	200,786	2,272,898
Diodes, Inc. (a)	35,635	887,312
DSP Group, Inc. (a)	34,788	220,904
Entegris, Inc. (a)	143,226	1,346,324
Entropic Communications, Inc. (a)(d)	130,146	544,010
Exar Corp. (a)	38,924	475,651
Fairchild Semiconductor International, Inc. (a)	143,511	1,752,269
First Solar, Inc. (a)	65,415	2,402,039
FormFactor, Inc. (a)	44,109	267,742
Freescale Semiconductor Holdings I Ltd. (a)(d)	51,501	737,494

	Shares	Value
GigOptix, Inc. (a)	17,428	$ 18,299
GSI Technology, Inc. (a)	7,703	50,994
GT Advanced Technologies, Inc. (a)(d)	153,295	990,286
Hittite Microwave Corp. (a)(d)	24,952	1,526,064
Ikanos Communications, Inc. (a)	35,040	43,099
Inphi Corp. (a)(d)	23,714	301,642
Integrated Device Technology, Inc. (a)	149,111	1,298,757
Integrated Silicon Solution, Inc. (a)	27,085	281,955
Intel Corp.	5,022,061	110,384,901
Intermolecular, Inc. (a)(d)	6,975	41,780
International Rectifier Corp. (a)(d)	61,935	1,479,008
Intersil Corp. Class A	109,308	1,133,524
Intest Corp.	2,175	8,635
IXYS Corp.	38,644	358,230
KLA-Tencor Corp.	160,717	8,863,543
Kopin Corp. (a)	49,853	164,515
Kulicke & Soffa Industries, Inc. (a)	82,587	913,412
Lam Research Corp. (a)	168,446	7,861,375
Lattice Semiconductor Corp. (a)	136,230	648,455
Linear Technology Corp.	269,546	10,331,698
LSI Corp.	527,450	3,908,405
LTX-Credence Corp. (a)	48,731	197,848
M/A-COM Technology Solutions, Inc. (a)	10,000	163,600
Marvell Technology Group Ltd.	465,712	5,639,772
Mattson Technology, Inc. (a)	72,551	155,985
Maxim Integrated Products, Inc.	303,732	8,457,418
MaxLinear, Inc. Class A (a)	15,441	130,013
Micrel, Inc.	33,398	307,262
Microchip Technology, Inc. (d)	186,257	7,228,634
Micron Technology, Inc. (a)	1,032,834	14,015,557
Microsemi Corp. (a)	100,802	2,594,643
Mindspeed Technologies, Inc. (a)(d)	32,350	100,609
MKS Instruments, Inc.	47,592	1,192,180
Monolithic Power Systems, Inc. (d)	35,284	1,080,396
MoSys, Inc. (a)(d)	19,247	70,059
Nanometrics, Inc. (a)	28,664	409,609
NeoPhotonics Corp. (a)	16,785	107,424
NVE Corp. (a)	6,043	298,041
NVIDIA Corp.	580,786	8,566,594
Omnivision Technologies, Inc. (a)(d)	50,229	776,038
ON Semiconductor Corp. (a)	422,641	3,059,921
PDF Solutions, Inc. (a)	22,154	439,757
Peregrine Semiconductor Corp. (d)	5,341	58,804
Pericom Semiconductor Corp. (a)	17,514	123,123
Photronics, Inc. (a)(d)	74,723	543,983
Pixelworks, Inc. (a)	22,798	83,897
PLX Technology, Inc. (a)	44,805	244,187
PMC-Sierra, Inc. (a)	199,312	1,241,714
Power Integrations, Inc.	28,590	1,490,111
QuickLogic Corp. (a)(d)	38,003	90,067
Rambus, Inc. (a)	118,235	964,798
RF Micro Devices, Inc. (a)	315,164	1,563,213
Rubicon Technology, Inc. (a)(d)	25,049	305,848
Rudolph Technologies, Inc. (a)(d)	29,614	306,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	60,032	$ 1,784,151
Sigma Designs, Inc. (a)(d)	22,818	107,929
Silicon Image, Inc. (a)	84,424	457,578
Silicon Laboratories, Inc. (a)(d)	36,210	1,400,965
Skyworks Solutions, Inc. (a)(d)	195,201	4,950,297
Spansion, Inc. Class A (a)	45,268	469,429
STR Holdings, Inc. (a)	37,233	61,807
SunEdison, Inc. (a)(d)	239,931	1,765,892
SunPower Corp. (a)(d)	33,035	709,922
Supertex, Inc.	19,548	450,777
Teradyne, Inc. (a)(d)	178,524	2,740,343
Tessera Technologies, Inc.	44,982	824,970
Texas Instruments, Inc.	1,104,456	42,190,219
TriQuint Semiconductor, Inc. (a)(d)	151,114	1,139,400
Ultra Clean Holdings, Inc. (a)	18,783	124,907
Ultratech, Inc. (a)(d)	31,408	888,218
Veeco Instruments, Inc. (a)(d)	36,173	1,270,396
Vitesse Semiconductor Corp. (a)	9,484	25,512
Volterra Semiconductor Corp. (a)	28,138	644,923
Xilinx, Inc.	264,624	11,489,974
		382,676,185
Software - 3.5%
Accelrys, Inc. (a)	51,411	464,755
ACI Worldwide, Inc. (a)(d)	37,489	1,824,590
Activision Blizzard, Inc.	437,961	7,147,524
Actuate Corp. (a)	42,170	293,082
Adobe Systems, Inc. (a)	516,321	23,621,686
Advent Software, Inc. (d)	32,795	885,137
American Software, Inc. Class A	10,878	87,242
ANSYS, Inc. (a)	97,707	8,205,434
Aspen Technology, Inc. (a)	97,387	3,255,647
Autodesk, Inc. (a)	220,866	8,116,826
Blackbaud, Inc.	47,578	1,713,760
BMC Software, Inc. (a)	135,415	6,229,090
Bottomline Technologies, Inc. (a)(d)	34,478	938,491
BroadSoft, Inc. (a)(d)	26,590	855,932
BSQUARE Corp. (a)	11,182	31,310
CA Technologies, Inc.	349,083	10,210,678
Cadence Design Systems, Inc. (a)(d)	280,788	3,782,214
Callidus Software, Inc. (a)	32,625	250,886
Citrix Systems, Inc. (a)	188,094	13,311,412
CommVault Systems, Inc. (a)	41,558	3,483,807
Compuware Corp.	202,971	2,165,701
Comverse, Inc.	23,221	702,435
Concur Technologies, Inc. (a)(d)	46,147	4,509,485
Cyan, Inc. (d)	8,834	82,156
Datawatch Corp. (a)	1,950	46,605
Digimarc Corp.	3,041	57,809
Document Security Systems, Inc. (a)(d)	19,824	27,952
Ebix, Inc. (d)	31,393	356,938
Electronic Arts, Inc. (a)	297,979	7,938,161

	Shares	Value
Ellie Mae, Inc. (a)(d)	15,823	$ 459,500
Envivio, Inc. (a)	6,801	16,866
EPIQ Systems, Inc.	38,746	474,639
ePlus, Inc.	2,450	127,278
Evolving Systems, Inc.	4,973	41,773
FactSet Research Systems, Inc. (d)	39,660	4,059,201
Fair Isaac Corp.	37,437	1,874,845
FalconStor Software, Inc. (a)	37,427	37,427
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	2,901,056
Gigamon, Inc. (a)(d)	13,202	446,228
Glu Mobile, Inc. (a)(d)	98,358	238,026
GSE Systems, Inc. (a)	388	601
Guidance Software, Inc. (a)(d)	13,894	116,987
Guidewire Software, Inc. (a)(d)	25,608	1,176,944
Imperva, Inc. (a)(d)	12,476	588,867
Infoblox, Inc. (a)	40,167	1,401,828
Informatica Corp. (a)	104,528	3,738,967
Interactive Intelligence Group, Inc. (a)(d)	16,038	944,638
Intuit, Inc. (d)	282,069	17,919,844
Jive Software, Inc. (a)(d)	30,754	381,042
Liquid Holdings Group, Inc.	3,912	28,010
Majesco Entertainment Co. (a)	19,952	13,166
Manhattan Associates, Inc. (a)	20,570	1,799,875
Marlborough Software Development Holdings, Inc. (a)	5,202	421
Mentor Graphics Corp.	118,491	2,625,761
MICROS Systems, Inc. (a)(d)	83,538	4,085,008
Microsoft Corp.	7,585,431	253,353,395
MicroStrategy, Inc. Class A (a)	7,880	723,463
Mitek Systems, Inc. (a)(d)	15,896	82,182
Model N, Inc. (d)	6,345	91,431
Monotype Imaging Holdings, Inc.	34,148	879,311
NetScout Systems, Inc. (a)	39,020	969,257
NetSol Technologies, Inc. (a)(d)	10,165	99,820
NetSuite, Inc. (a)(d)	30,845	3,066,918
Nuance Communications, Inc. (a)(d)	262,505	5,011,220
Oracle Corp.	3,711,579	118,250,907
Parametric Technology Corp. (a)	117,269	3,057,203
Peerless Systems Corp. (a)	172	638
Pegasystems, Inc.	16,328	601,687
Progress Software Corp. (a)	56,172	1,373,967
Proofpoint, Inc. (a)	13,492	388,705
PROS Holdings, Inc. (a)	19,629	643,831
QAD, Inc. Class B	4,298	47,364
QLIK Technologies, Inc. (a)	69,650	2,283,824
Qualys, Inc.	7,387	147,666
Rally Software Development Corp.	5,646	145,836
RealPage, Inc. (a)(d)	33,089	685,273
Red Hat, Inc. (a)	187,146	9,454,616
Rosetta Stone, Inc. (a)	8,315	128,384
Rovi Corp. (a)	119,303	2,139,103
salesforce.com, Inc. (a)(d)	543,754	26,714,634
SeaChange International, Inc. (a)	17,668	176,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc. (a)(d)	12,472	$ 584,687
Silver Spring Networks, Inc. (d)	4,334	88,370
Smith Micro Software, Inc. (a)(d)	41,455	37,115
SolarWinds, Inc. (a)	59,019	2,151,243
Solera Holdings, Inc.	70,421	3,635,132
Sonic Foundry, Inc. (a)	155	1,457
Sourcefire, Inc. (a)	29,531	2,228,409
Splunk, Inc. (a)	23,218	1,281,866
SS&C Technologies Holdings, Inc. (a)	53,835	1,905,221
Symantec Corp.	712,035	18,235,216
Synchronoss Technologies, Inc. (a)(d)	29,419	1,011,425
Synopsys, Inc. (a)	156,980	5,692,095
Tableau Software, Inc. (d)	11,499	831,493
Take-Two Interactive Software, Inc. (a)	86,768	1,593,060
Tangoe, Inc. (a)(d)	45,871	953,658
TeleCommunication Systems, Inc. Class A (a)	49,377	127,393
TeleNav, Inc. (a)	12,035	65,230
TIBCO Software, Inc. (a)	151,855	3,422,812
TiVo, Inc. (a)(d)	121,206	1,414,474
Tyler Technologies, Inc. (a)	30,080	2,222,611
Ultimate Software Group, Inc. (a)(d)	28,130	3,944,107
Vasco Data Security International, Inc. (a)	30,246	238,943
Verint Systems, Inc. (a)	52,706	1,747,204
VirnetX Holding Corp. (a)(d)	42,196	816,493
VMware, Inc. Class A (a)(d)	87,395	7,354,289
Voltari Corp. (a)(d)	4,240	22,896
Vringo, Inc. (a)(d)	39,609	123,976
Wave Systems Corp. Class A (a)(d)	27,069	36,002
Workday, Inc. Class A	22,066	1,600,447
Zynga, Inc. (a)(d)	461,286	1,305,439
		651,285,621
TOTAL INFORMATION TECHNOLOGY		3,209,894,711
MATERIALS - 3.7%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	816,672
Advanced Emissions Solutions, Inc. (a)	14,209	554,861
Air Products & Chemicals, Inc.	209,098	21,357,270
Airgas, Inc.	67,095	6,820,207
Albemarle Corp.	85,764	5,349,101
American Pacific Corp. (a)	3,873	189,738
American Vanguard Corp.	23,997	601,845
Arabian American Development Co. (a)	28,770	224,406
Ashland, Inc.	74,317	6,481,186
Axiall Corp.	69,767	2,792,773
Balchem Corp.	26,952	1,289,923
Cabot Corp.	56,337	2,252,917
Calgon Carbon Corp. (a)(d)	83,129	1,429,819

	Shares	Value
Celanese Corp. Class A	162,780	$ 8,015,287
CF Industries Holdings, Inc.	60,942	11,599,700
Chase Corp.	3,188	94,747
Chemtura Corp. (a)	94,872	2,079,594
Clean Diesel Technologies, Inc. (a)(d)	42,378	67,381
Core Molding Technologies, Inc. (a)	5,919	55,402
Cytec Industries, Inc.	39,374	2,944,388
E.I. du Pont de Nemours & Co.	924,776	52,360,817
Eastman Chemical Co.	156,361	11,883,436
Ecolab, Inc.	266,661	24,359,482
Ferro Corp. (a)	75,739	556,682
Flotek Industries, Inc. (a)(d)	68,404	1,353,715
FMC Corp.	133,618	8,900,295
FutureFuel Corp.	9,540	153,976
GSE Holding, Inc. (a)	3,278	7,605
H.B. Fuller Co.	47,573	1,773,997
Hawkins, Inc. (d)	5,329	197,599
Huntsman Corp.	183,567	3,212,423
Innophos Holdings, Inc.	21,107	1,033,610
International Flavors & Fragrances, Inc.	78,743	6,221,484
Intrepid Potash, Inc. (d)	47,540	591,398
KMG Chemicals, Inc.	10,303	242,739
Koppers Holdings, Inc.	22,254	862,788
Kraton Performance Polymers, Inc. (a)	27,382	507,936
Kronos Worldwide, Inc. (d)	25,586	378,929
Landec Corp. (a)	25,874	341,537
LSB Industries, Inc. (a)	18,952	568,939
LyondellBasell Industries NV Class A	381,690	26,775,554
Marrone Bio Innovations, Inc.	5,712	75,113
Material Sciences Corp. (a)	4,565	44,965
Minerals Technologies, Inc.	52,154	2,315,638
Monsanto Co.	538,816	52,744,698
NewMarket Corp.	10,242	2,808,152
Olin Corp.	81,888	1,891,613
OM Group, Inc. (a)	32,193	914,925
OMNOVA Solutions, Inc. (a)	35,057	270,640
Penford Corp. (a)	6,469	87,655
PolyOne Corp.	103,882	2,806,892
PPG Industries, Inc.	145,505	22,729,336
Praxair, Inc.	297,950	34,979,330
Quaker Chemical Corp.	14,473	960,428
Rockwood Holdings, Inc.	74,784	4,775,706
RPM International, Inc.	132,293	4,495,316
Senomyx, Inc. (a)	31,786	102,033
Sensient Technologies Corp.	58,886	2,441,414
Sherwin-Williams Co.	85,462	14,733,649
Sigma Aldrich Corp.	123,205	10,160,716
Stepan Co.	16,974	958,013
Taminco Corp.	17,253	340,747
The Dow Chemical Co.	1,214,639	45,427,499
The Mosaic Co.	276,619	11,521,181
The Scotts Miracle-Gro Co. Class A	36,775	1,938,410
Tredegar Corp.	24,439	546,212
Tronox Ltd. Class A (d)	19,331	412,910
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valhi, Inc.	16,022	$ 315,954
Valspar Corp.	85,270	5,300,383
W.R. Grace & Co. (a)	69,380	5,574,683
Westlake Chemical Corp.	20,522	2,076,416
Zep, Inc.	16,526	232,686
Zoltek Companies, Inc. (a)(d)	40,249	557,046
		451,842,517
Construction Materials - 0.1%
Eagle Materials, Inc.	43,407	2,784,993
Headwaters, Inc. (a)	105,333	901,650
Martin Marietta Materials, Inc.	41,456	3,981,849
Texas Industries, Inc. (a)(d)	20,369	1,195,660
U.S. Concrete, Inc. (a)	16,515	323,364
Vulcan Materials Co.	135,141	6,459,740
		15,647,256
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)(d)	6,511	509,421
Aptargroup, Inc.	71,833	4,224,499
Avery Dennison Corp.	106,008	4,532,902
Ball Corp.	152,556	6,776,538
Bemis Co., Inc.	96,446	3,837,586
Berry Plastics Group, Inc.	76,058	1,750,095
Boise, Inc.	80,405	687,463
Crown Holdings, Inc. (a)	135,481	5,888,004
Graphic Packaging Holding Co. (a)	184,468	1,532,929
Greif, Inc. Class A	37,275	2,008,004
MeadWestvaco Corp.	186,660	6,691,761
MOD-PAC Corp. (sub. vtg.) (a)	989	8,149
Myers Industries, Inc.	25,717	477,308
Owens-Illinois, Inc. (a)	155,209	4,406,384
Packaging Corp. of America	95,588	5,069,988
Rock-Tenn Co. Class A	72,462	8,051,253
Sealed Air Corp.	186,156	5,286,830
Silgan Holdings, Inc.	46,246	2,181,886
Sonoco Products Co.	108,130	4,025,680
UFP Technologies, Inc. (a)	2,454	50,626
		67,997,306
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	582,757
AK Steel Holding Corp. (a)(d)	121,218	407,292
Alcoa, Inc. (d)	1,130,026	8,701,200
Allegheny Technologies, Inc. (d)	102,039	2,725,462
Allied Nevada Gold Corp. (a)(d)	93,899	435,691
Amcol International Corp.	23,278	767,476
Carpenter Technology Corp.	42,450	2,282,537
Century Aluminum Co. (a)	60,542	472,833
Cliffs Natural Resources, Inc. (d)	147,486	3,078,033

	Shares	Value
Coeur d'Alene Mines Corp. (a)	98,197	$ 1,417,965
Commercial Metals Co.	130,792	1,946,185
Compass Minerals International, Inc.	33,319	2,456,610
Comstock Mining, Inc. (a)(d)	56,723	120,820
Freeport-McMoRan Copper & Gold, Inc.	1,039,787	31,422,363
Friedman Industries	2,001	19,790
General Moly, Inc. (a)(d)	60,513	99,846
Globe Specialty Metals, Inc.	70,310	903,484
Golden Minerals Co. (a)(d)	71,014	82,376
Handy & Harman Ltd. (a)	5,646	117,663
Haynes International, Inc.	12,361	546,727
Hecla Mining Co.	336,707	1,151,538
Horsehead Holding Corp. (a)(d)	39,520	469,102
Kaiser Aluminum Corp. (d)	16,273	1,124,790
Materion Corp.	22,336	656,678
McEwen Mining, Inc. (a)(d)	267,762	725,635
Mines Management, Inc. (a)(d)	24,109	19,528
Molycorp, Inc. (a)(d)	138,584	845,362
Newmont Mining Corp.	498,125	15,825,431
Noranda Aluminium Holding Corp.	73,305	200,123
Nucor Corp.	312,121	14,198,384
Olympic Steel, Inc.	12,703	330,024
Paramount Gold & Silver Corp. (a)(d)	34,874	53,008
Reliance Steel & Aluminum Co.	75,055	5,005,418
Royal Gold, Inc.	67,319	3,906,522
RTI International Metals, Inc. (a)(d)	27,976	866,417
Schnitzer Steel Industries, Inc. Class A (d)	20,284	512,171
Silver Bull Resources, Inc. (a)(d)	60,971	24,266
Solitario Exploration & Royalty Corp. (a)	18,115	18,477
Steel Dynamics, Inc.	277,791	4,239,091
Stillwater Mining Co. (a)(d)	124,032	1,412,724
SunCoke Energy, Inc. (a)	69,275	1,089,696
Synalloy Corp.	1,991	31,119
Timberline Resources Corp. (a)	18,994	5,510
U.S. Antimony Corp. (a)(d)	24,962	29,455
U.S. Silica Holdings, Inc. (d)	34,358	807,413
United States Steel Corp. (d)	138,735	2,483,357
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	183,389
Walter Energy, Inc. (d)	65,194	843,610
Worthington Industries, Inc.	60,686	2,022,664
		117,668,012
Paper & Forest Products - 0.2%
Boise Cascade Co. (d)	37,823	873,711
Clearwater Paper Corp. (a)	22,216	1,058,815
Deltic Timber Corp.	13,533	814,010
Domtar Corp.	36,405	2,402,730
International Paper Co.	455,761	21,516,477
Kapstone Paper & Packaging Corp. (d)	38,055	1,598,310
Louisiana-Pacific Corp. (a)	122,996	1,840,020
Neenah Paper, Inc.	13,754	503,396
P.H. Glatfelter Co.	45,036	1,153,822
Resolute Forest Products (a)(d)	103,317	1,302,827
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	31,120	$ 1,782,242
Verso Paper Corp. (a)(d)	23,529	19,764
Wausau-Mosinee Paper Corp.	43,988	482,548
		35,348,672
TOTAL MATERIALS		688,503,763
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	89,195	825,054
Alaska Communication Systems Group, Inc.	135,810	416,937
AT&T, Inc.	5,417,405	183,270,811
Atlantic Tele-Network, Inc.	16,949	800,671
Cbeyond, Inc. (a)	59,758	392,012
CenturyLink, Inc. (d)	608,112	20,140,669
Cincinnati Bell, Inc. (a)	198,209	592,645
Cogent Communications Group, Inc.	64,769	2,009,782
Consolidated Communications Holdings, Inc.	59,983	1,000,516
Elephant Talk Communication, Inc. (a)	63,184	43,148
FairPoint Communications, Inc. (a)(d)	43,838	409,447
Frontier Communications Corp. (d)	1,084,701	4,696,755
General Communications, Inc. Class A (a)	33,964	303,978
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	291,170
HickoryTech Corp.	2,523	25,280
IDT Corp. Class B	44,765	743,994
inContact, Inc. (a)	42,838	348,273
Inteliquent, Inc.	28,172	225,376
Intelsat SA (d)	20,815	475,206
Iridium Communications, Inc. (a)(d)	61,404	410,793
Level 3 Communications, Inc. (a)(d)	161,071	3,601,548
Lumos Networks Corp.	15,837	249,433
ORBCOMM, Inc. (a)(d)	20,031	95,348
Premiere Global Services, Inc. (a)	64,433	623,711
Primus Telecommunications Group, Inc.	10,437	41,957
Straight Path Communications, Inc. Class B (a)(d)	22,382	115,043
Towerstream Corp. (a)(d)	39,383	87,036
tw telecom, Inc. (a)(d)	143,038	4,093,748
Verizon Communications, Inc.	2,887,589	136,813,967
Vonage Holdings Corp. (a)	140,662	438,865
Windstream Corp. (d)	570,414	4,603,241
xG Technology, Inc. (a)	1,492	9,325
		368,195,739
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	111,461
Crown Castle International Corp. (a)	293,175	20,352,209
Leap Wireless International, Inc. (a)	51,525	782,150
NII Holdings, Inc. (a)(d)	160,624	960,532

	Shares	Value
NTELOS Holdings Corp.	10,948	$ 181,956
SBA Communications Corp. Class A (a)(d)	123,406	9,255,450
Shenandoah Telecommunications Co.	22,919	393,061
Sprint Corp. (a)	903,143	6,060,090
T-Mobile U.S., Inc. (a)	158,296	3,696,212
Telephone & Data Systems, Inc.	98,546	2,728,739
U.S. Cellular Corp. (d)	27,310	1,168,322
U.S.A. Mobility, Inc.	43,148	609,250
		46,299,432
TOTAL TELECOMMUNICATION SERVICES		414,495,171
UTILITIES - 3.2%
Electric Utilities - 1.7%
Allete, Inc.	41,106	1,940,203
American Electric Power Co., Inc.	492,628	21,084,478
Cleco Corp.	64,228	2,900,536
Duke Energy Corp.	706,737	46,361,947
Edison International	324,792	14,904,705
El Paso Electric Co.	44,691	1,537,370
Empire District Electric Co.	52,048	1,101,856
Entergy Corp.	181,824	11,496,732
Exelon Corp.	868,066	26,467,332
FirstEnergy Corp.	427,950	16,035,287
Great Plains Energy, Inc.	172,510	3,781,419
Hawaiian Electric Industries, Inc.	99,172	2,480,292
IDACORP, Inc.	52,660	2,520,834
ITC Holdings Corp.	54,901	4,880,150
MGE Energy, Inc.	24,386	1,270,754
NextEra Energy, Inc.	428,842	34,461,743
Northeast Utilities	326,769	13,387,726
NV Energy, Inc.	231,625	5,431,606
OGE Energy Corp.	201,038	7,078,548
Otter Tail Corp.	43,707	1,148,620
Pepco Holdings, Inc.	234,675	4,444,745
Pinnacle West Capital Corp.	111,381	6,044,647
PNM Resources, Inc.	67,114	1,470,468
Portland General Electric Co.	65,957	1,900,221
PPL Corp.	623,706	19,147,774
Southern Co.	873,413	36,351,449
UIL Holdings Corp.	48,015	1,813,046
Unitil Corp.	19,695	554,217
UNS Energy Corp.	41,813	1,912,108
Westar Energy, Inc. (d)	117,240	3,647,336
Xcel Energy, Inc.	505,197	14,105,100
		311,663,249
Gas Utilities - 0.2%
AGL Resources, Inc.	117,679	5,171,992
Atmos Energy Corp.	80,528	3,249,305
Chesapeake Utilities Corp.	10,363	541,052
Delta Natural Gas Co., Inc.	3,078	62,237
Gas Natural, Inc.	8,386	85,537
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Laclede Group, Inc.	27,494	$ 1,224,308
National Fuel Gas Co. (d)	80,051	5,225,729
New Jersey Resources Corp.	42,760	1,842,101
Northwest Natural Gas Co.	34,699	1,424,047
ONEOK, Inc.	207,542	10,675,960
Piedmont Natural Gas Co., Inc. (d)	81,668	2,634,610
Questar Corp.	181,066	3,968,967
South Jersey Industries, Inc.	30,561	1,765,203
Southwest Gas Corp.	51,656	2,416,468
UGI Corp.	117,609	4,610,273
WGL Holdings, Inc.	56,924	2,376,008
		47,273,797
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	24,722	39,802
Black Hills Corp.	46,600	2,237,732
Calpine Corp. (a)	397,038	7,674,745
Dynegy, Inc. (a)(d)	97,519	1,894,794
EuroSite Power, Inc. (a)	2,472	1,607
Genie Energy Ltd. Class B	11,430	97,384
NRG Energy, Inc.	315,277	8,276,021
Ormat Technologies, Inc. (d)	29,840	748,089
Synthesis Energy Systems, Inc. (a)	39,903	31,922
The AES Corp.	613,866	7,802,237
		28,804,333
Multi-Utilities - 1.0%
Alliant Energy Corp.	123,112	6,107,586
Ameren Corp.	230,451	7,791,548
Avista Corp.	62,033	1,629,607
CenterPoint Energy, Inc.	440,541	10,101,605
CMS Energy Corp.	256,908	6,815,769
Consolidated Edison, Inc.	284,928	16,021,501
Dominion Resources, Inc.	571,673	33,357,120
DTE Energy Co.	174,595	11,675,168
Integrys Energy Group, Inc.	83,734	4,682,405
MDU Resources Group, Inc.	192,136	5,130,031
NiSource, Inc.	316,989	9,275,098
NorthWestern Energy Corp.	42,329	1,700,356
PG&E Corp.	450,060	18,614,482
Public Service Enterprise Group, Inc.	515,819	16,722,852
SCANA Corp.	162,365	7,813,004
Sempra Energy	227,575	19,211,882
TECO Energy, Inc.	187,457	3,098,664
Vectren Corp.	88,091	2,871,767
Wisconsin Energy Corp.	230,273	9,450,404
		192,070,849
Water Utilities - 0.1%
American States Water Co.	26,442	1,390,849
American Water Works Co., Inc.	179,494	7,312,586
Aqua America, Inc.	151,195	4,591,792

	Shares	Value
Artesian Resources Corp. Class A	8,755	$ 190,859
Cadiz, Inc. (a)(d)	5,759	26,261
California Water Service Group	51,749	1,032,393
Connecticut Water Service, Inc.	5,010	152,605
Middlesex Water Co.	7,054	141,221
Pure Cycle Corp. (a)	17,116	89,003
SJW Corp.	12,324	322,273
York Water Co.	5,248	102,441
		15,352,283
TOTAL UTILITIES		595,164,511
TOTAL COMMON STOCKS (Cost $13,888,105,908)		18,258,042,735
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (e) (Cost $13,993,505)	$ 14,000,000	13,994,958
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	306,524,179	306,524,179
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,168,716,583	1,168,716,583
TOTAL MONEY MARKET FUNDS (Cost $1,475,240,762)		1,475,240,762
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $15,377,340,175)		19,747,278,455
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(1,193,568,411)
NET ASSETS - 100%		$ 18,553,710,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,031 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 84,093,515	$ 324,883
146 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	17,270,340	281,927
377 CME S&P 500 Index Contracts	Sept. 2013	153,750,025	2,171,200
344 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	34,747,440	1,037,986
TOTAL EQUITY INDEX CONTRACTS		$ 289,861,320	$ 3,815,996

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,994,958.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 167,115
Fidelity Securities Lending Cash Central Fund	3,542,729
Total	$ 3,709,844
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,383,480,818	$ 2,383,480,818	$ -	$ -
Consumer Staples	1,635,248,913	1,635,248,913	-	-
Energy	1,790,989,756	1,790,989,756	-	-
Financials	3,192,595,539	3,192,593,313	-	2,226
Health Care	2,301,974,813	2,301,974,813	-	-
Industrials	2,045,694,740	2,045,694,740	-	-
Information Technology	3,209,894,711	3,209,893,267	1,444	-
Materials	688,503,763	688,503,763	-	-
Telecommunication Services	414,495,171	414,495,171	-	-
Utilities	595,164,511	595,164,511	-	-
U.S. Government and Government Agency Obligations	13,994,958	-	13,994,958	-
Money Market Funds	1,475,240,762	1,475,240,762	-	-
Total Investments in Securities:	$ 19,747,278,455	$ 19,733,279,827	$ 13,996,402	$ 2,226
Derivative Instruments:
Assets
Futures Contracts	$ 3,815,996	$ 3,815,996	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,815,996	$ -
Total Value of Derivatives	$ 3,815,996	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,132,276,733) - See accompanying schedule: Unaffiliated issuers (cost $13,902,099,413)	$ 18,272,037,693
Fidelity Central Funds (cost $1,475,240,762)	1,475,240,762
Total Investments (cost $15,377,340,175)		$ 19,747,278,455
Segregated cash with brokers for derivative instruments		918,900
Cash		48,407
Receivable for investments sold		3,072,107
Receivable for fund shares sold		67,021,306
Dividends receivable		36,005,087
Distributions receivable from Fidelity Central Funds		536,388
Receivable from investment adviser for expense reductions		132,216
Other receivables		232,387
Total assets		19,855,245,253

Liabilities
Payable for investments purchased	$ 99,086,020
Payable for fund shares redeemed	30,526,475
Accrued management fee	706,151
Payable for daily variation margin for derivative instruments	1,923,745
Other affiliated payables	353,386
Other payables and accrued expenses	222,849
Collateral on securities loaned, at value	1,168,716,583
Total liabilities		1,301,535,209

Net Assets		$ 18,553,710,044
Net Assets consist of:
Paid in capital		$ 14,343,724,797
Undistributed net investment income		167,697,716
Accumulated undistributed net realized gain (loss) on investments		(331,466,745)
Net unrealized appreciation (depreciation) on investments		4,373,754,276
Net Assets		$ 18,553,710,044

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,422,636,475 ÷ 29,609,969 shares)	$ 48.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,126,633,989 ÷ 252,357,194 shares)	$ 48.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,846,080 ÷ 20,434,278 shares)	$ 48.05

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($700,028,599 ÷ 14,569,752 shares)	$ 48.05

Class F: Net Asset Value, offering price and redemption price per share ($3,322,564,901 ÷ 69,134,275 shares)	$ 48.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 170,537,309
Interest		6,817
Income from Fidelity Central Funds		3,709,844
Total income		174,253,970

Expenses
Management fee	$ 3,959,879
Transfer agent fees	1,990,367
Independent trustees' compensation	49,075
Miscellaneous	18,548
Total expenses before reductions	6,017,869
Expense reductions	(752,309)	5,265,560
Net investment income (loss)		168,988,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,646,515
Futures contracts	30,150,123
Total net realized gain (loss)		50,796,638
Change in net unrealized appreciation (depreciation) on: Investment securities	1,293,936,723
Futures contracts	(8,628,094)
Total change in net unrealized appreciation (depreciation)		1,285,308,629
Net gain (loss)		1,336,105,267
Net increase (decrease) in net assets resulting from operations		$ 1,505,093,677

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168,988,410	$ 296,694,580
Net realized gain (loss)	50,796,638	79,867,728
Change in net unrealized appreciation (depreciation)	1,285,308,629	1,452,200,750
Net increase (decrease) in net assets resulting from operations	1,505,093,677	1,828,763,058
Distributions to shareholders from net investment income	(47,531,050)	(264,325,861)
Share transactions - net increase (decrease)	1,272,254,836	1,964,414,886
Redemption fees	184,024	275,392
Total increase (decrease) in net assets	2,730,001,487	3,529,127,475

Net Assets
Beginning of period	15,823,708,557	12,294,581,082
End of period (including undistributed net investment income of $167,697,716 and undistributed net investment income of $46,240,356, respectively)	$ 18,553,710,044	$ 15,823,708,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Income from Investment Operations
Net investment income (loss) D	.44	.87	.68	.61	.56	.70
Net realized and unrealized gain (loss)	3.69	4.40	.96	7.03	10.96	(16.70)
Total from investment operations	4.13	5.27	1.64	7.64	11.52	(16.00)
Distributions from net investment income	(.13)	(.77)	(.65)	(.60)	(.57)	(.64)
Distributions from net realized gain	-	-	-	(.02)	(.02)	(.01)
Total distributions	(.13)	(.77)	(.65)	(.62)	(.58) K	(.65) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Total Return B, C	9.38%	13.50%	4.46%	24.39%	56.10%	(43.32)%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.88% A	2.15%	1.84%	1.80%	2.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,422,636	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025
Portfolio turnover rate F	2% A	3%	17%	4%	7%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. KTotal distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Income from Investment Operations
Net investment income (loss) D	.45	.89	.69	.62	.57	.72
Net realized and unrealized gain (loss)	3.67	4.39	.97	7.03	10.95	(16.71)
Total from investment operations	4.12	5.28	1.66	7.65	11.52	(15.99)
Distributions from net investment income	(.13)	(.78)	(.66)	(.61)	(.57)	(.65)
Distributions from net realized gain	-	-	-	(.02)	(.02)	(.01)
Total distributions	(.13)	(.78)	(.66)	(.63)	(.59) K	(.65) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 48.05	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Total Return B, C	9.37%	13.53%	4.51%	24.43%	56.07%	(43.28)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.92% A	2.18%	1.87%	1.83%	2.03%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,126,634	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057
Portfolio turnover rate F	2% A	3%	17%	4%	7%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.46	.89	.36
Net realized and unrealized gain (loss)	3.67	4.40	5.26
Total from investment operations	4.13	5.29	5.62
Distributions from net investment income	(.13)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55
Total Return B, C	9.39%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.05% A	.06%	.06% A
Expenses net of all reductions	.05% A	.06%	.06% A
Net investment income (loss)	1.93% A	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,846	$ 876,155	$ 693,534
Portfolio turnover rate F	2% A	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.46	.90	.36
Net realized and unrealized gain (loss)	3.67	4.39	5.26
Total from investment operations	4.13	5.29	5.62
Distributions from net investment income	(.13)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55
Total Return B, C	9.40%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A	.06%	.06% A
Expenses net of fee waivers, if any	.05% A, L	.05% L	.05% A, L
Expenses net of all reductions	.05% A, L	.05% L	.05% A, L
Net investment income (loss)	1.93% A	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,029	$ 546,329	$ 189,758
Portfolio turnover rate F	2% A	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.46	.90	.69	.63	.26
Net realized and unrealized gain (loss)	3.67	4.39	.97	7.02	1.67
Total from investment operations	4.13	5.29	1.66	7.65	1.93
Distributions from net investment income	(.13)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.13)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-	-
Net asset value, end of period	$ 48.06	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	9.39%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A, L	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% A, L	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% A, L	.05% L	.06%	.07%	.07% A
Net investment income (loss)	1.93% A	2.20%	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,322,565	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	2% A	3%	17%	4%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. LAmount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class, Fidelity Advantage® Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,463,835,646
Gross unrealized depreciation	(1,162,435,825)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,301,399,821

Tax cost	$ 15,445,878,634

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (82,640,415)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	$ (329,653,844)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $30,150,123 and a change in net unrealized appreciation (depreciation) of $(8,628,094) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,486,899,268 and $154,533,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 388,500
Fidelity Advantage Class	1,435,773
Institutional Class	119,403
Fidelity Advantage Institutional Class	46,691
$ 1,990,367

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,548 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

8. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,542,729.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%	$ 604,610
Institutional Class	.05%	98,087
Fidelity Advantage Institutional Class	.045%	48,236
		$ 750,933

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,075.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $301.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Investor Class	$ 3,752,101	$ 58,496,193
Fidelity Advantage Class	30,916,834	134,301,377
Institutional Class	2,647,919	15,312,994
Fidelity Advantage Institutional Class	1,643,408	9,729,037
Class F	8,570,788	46,486,260
Total	$ 47,531,050	$ 264,325,861

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Investor Class
Shares sold	6,539,439	18,000,373	$ 309,028,738	$ 734,600,452
Reinvestment of distributions	79,682	1,376,779	3,675,709	55,808,530
Shares redeemed	(6,642,921)	(75,188,401)	(315,503,855)	(3,168,012,059)
Net increase (decrease)	(23,800)	(55,811,249)	$ (2,799,408)	$ (2,377,603,077)
Fidelity Advantage Class
Shares sold	35,617,139	97,957,582	$ 1,685,319,073	$ 4,121,057,430
Reinvestment of distributions	594,331	2,934,640	27,416,504	119,002,705
Shares redeemed	(16,798,925)	(33,199,050)	(795,456,908)	(1,350,946,307)
Net increase (decrease)	19,412,545	67,693,172	$ 917,278,669	$ 2,889,113,828

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Institutional Class
Shares sold	2,422,369	8,433,106	$ 114,636,571	$ 338,510,978
Reinvestment of distributions	57,414	377,853	2,647,918	15,312,994
Shares redeemed	(1,935,065)	(6,455,224)	(91,004,816)	(253,857,664)
Net increase (decrease)	544,718	2,355,735	$ 26,279,673	$ 99,966,308
Fidelity Advantage Institutional Class
Shares sold	3,214,680	10,372,973	$ 153,608,276	$ 406,066,075
Reinvestment of distributions	35,633	239,832	1,643,408	9,729,037
Shares redeemed	(1,083,433)	(3,007,383)	(52,007,395)	(124,740,192)
Net increase (decrease)	2,166,880	7,605,422	$ 103,244,289	$ 291,054,920
Class F
Shares sold	11,987,820	31,085,123	$ 568,533,435	$ 1,254,633,446
Reinvestment of distributions	185,796	1,145,187	8,570,788	46,486,260
Shares redeemed	(7,341,845)	(5,709,687)	(348,852,610)	(239,236,799)
Net increase (decrease)	4,831,771	26,520,623	$ 228,251,613	$ 1,061,882,907

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,112.80	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,113.20	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,113.20	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,040.50	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,041.10	$ .62
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,041.60	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,041.60	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Liberty Global PLC Class A	0.8	0.5
Facebook, Inc. Class A	0.6	0.5
Las Vegas Sands Corp.	0.6	0.6
Vertex Pharmaceuticals, Inc.	0.5	0.3
LinkedIn Corp.	0.5	0.4
Delta Air Lines, Inc.	0.5	0.4
Transocean Ltd. (United States)	0.5	0.6
Liberty Media Corp. Class A	0.4	0.4
Michael Kors Holdings Ltd.	0.4	0.2
Tesla Motors, Inc.	0.3	0.1
	5.1
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	22.8
Consumer Discretionary	16.1	15.4
Information Technology	15.3	14.8
Industrials	14.7	15.3
Health Care	11.1	10.5
Energy	6.4	6.6
Materials	5.1	5.6
Consumer Staples	3.7	3.2
Utilities	3.3	3.6
Telecommunication Services	1.2	0.9

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	156,565	$ 3,524,278
American Axle & Manufacturing Holdings, Inc. (a)	190,176	3,657,084
Autoliv, Inc. (d)	279,761	22,655,046
Cooper Tire & Rubber Co.	184,502	5,891,149
Dana Holding Corp. (d)	430,573	9,024,810
Dorman Products, Inc. (d)	82,023	4,120,836
Drew Industries, Inc. (d)	58,104	2,438,044
Federal-Mogul Corp. Class A (a)	92,149	1,406,194
Fox Factory Holding Corp.	29,906	543,093
Fuel Systems Solutions, Inc. (a)(d)	43,105	818,995
Gentex Corp. (d)	417,881	9,414,859
Gentherm, Inc. (a)	95,471	1,597,230
Lear Corp.	262,921	18,075,819
Modine Manufacturing Co. (a)	140,805	1,834,689
Motorcar Parts of America, Inc. (a)	38,295	353,463
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	5,897	11,794
Remy International, Inc.	42,421	828,906
Shiloh Industries, Inc.	9,407	115,330
Spartan Motors, Inc.	75,935	433,589
Standard Motor Products, Inc.	59,935	1,837,607
Stoneridge, Inc. (a)	79,829	993,073
Strattec Security Corp.	6,920	244,414
Superior Industries International, Inc.	72,385	1,262,394
Tenneco, Inc. (a)	173,292	7,993,960
Tower International, Inc. (a)	40,882	837,263
TRW Automotive Holdings Corp. (a)	350,296	24,194,945
UQM Technologies, Inc. (a)(d)	78,497	100,476
Visteon Corp. (a)	144,788	10,368,269
		134,577,609
Automobiles - 0.4%
Tesla Motors, Inc. (a)(d)	223,698	37,804,962
Thor Industries, Inc. (d)	127,553	6,534,540
Winnebago Industries, Inc. (a)(d)	83,246	1,853,888
		46,193,390
Distributors - 0.3%
Core-Mark Holding Co., Inc.	34,370	2,168,747
LKQ Corp. (a)(d)	870,683	25,458,771
Pool Corp. (d)	136,007	7,084,605
VOXX International Corp. (a)	62,477	759,720
Weyco Group, Inc.	16,952	422,952
		35,894,795
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	53,332	2,134,347
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	305,270	5,668,864
Ascent Capital Group, Inc. (a)	35,909	2,651,521
Bridgepoint Education, Inc. (a)(d)	51,097	844,122
Bright Horizons Family Solutions, Inc. (d)	59,218	2,156,127

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 24,936
Capella Education Co. (a)(d)	34,672	1,884,423
Career Education Corp. (a)	137,751	360,908
Carriage Services, Inc.	49,366	869,829
Collectors Universe, Inc. (d)	17,833	278,730
Corinthian Colleges, Inc. (a)(d)	237,951	525,872
DeVry, Inc. (d)	163,000	4,891,630
Education Management Corp. (a)(d)	71,409	579,841
Grand Canyon Education, Inc. (a)(d)	125,619	4,335,112
Hillenbrand, Inc.	186,238	4,611,253
ITT Educational Services, Inc. (a)(d)	44,919	1,294,116
K12, Inc. (a)(d)	109,462	3,974,565
Learning Tree International, Inc. (a)	12,160	43,654
LifeLock, Inc. (d)	50,529	637,171
Lincoln Educational Services Corp.	64,172	327,277
Mac-Gray Corp.	26,567	381,236
Matthews International Corp. Class A	81,237	2,997,645
National American University Holdings, Inc.	23,237	79,703
Outerwall, Inc. (a)(d)	79,459	4,939,966
Regis Corp.	168,375	2,656,958
Service Corp. International	632,691	11,439,053
Sotheby's Class A (Ltd. vtg.)	196,054	9,040,050
Steiner Leisure Ltd. (a)	38,880	2,166,394
Stewart Enterprises, Inc. Class A	208,676	2,729,482
Strayer Education, Inc. (d)	31,745	1,268,530
Universal Technical Institute, Inc.	55,188	586,648
Weight Watchers International, Inc. (d)	75,863	2,726,516
		79,106,479
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	72,322	2,961,586
Ambassadors Group, Inc.	48,627	169,222
ARK Restaurants Corp.	8,457	187,915
Bally Technologies, Inc. (a)(d)	110,933	8,001,597
Biglari Holdings, Inc. (d)	4,249	1,773,745
Biglari Holdings, Inc. rights 9/16/13 (a)(d)	3,613	106,945
BJ's Restaurants, Inc. (a)(d)	71,958	2,247,968
Bloomin' Brands, Inc. (d)	133,012	2,992,770
Bob Evans Farms, Inc.	84,297	4,133,082
Boyd Gaming Corp. (a)(d)	217,376	2,634,597
Bravo Brio Restaurant Group, Inc. (a)(d)	55,991	838,745
Brinker International, Inc.	200,010	7,998,400
Buffalo Wild Wings, Inc. (a)(d)	52,964	5,503,489
Burger King Worldwide, Inc. (d)	201,153	3,934,553
Caesars Entertainment Corp. (a)(d)	75,737	1,626,073
Carrols Restaurant Group, Inc. (a)(d)	55,247	332,587
CEC Entertainment, Inc.	53,783	2,176,598
Century Casinos, Inc. (a)	54,140	280,987
Choice Hotels International, Inc. (d)	86,880	3,334,454
Churchill Downs, Inc.	39,358	3,187,998
Chuys Holdings, Inc. (a)(d)	45,797	1,646,402
Cosi, Inc. (a)(d)	22,932	49,762
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc. (d)	71,469	$ 7,033,979
Del Frisco's Restaurant Group, Inc. (a)(d)	47,420	911,887
Denny's Corp. (a)(d)	286,792	1,611,771
Diamond Resorts International, Inc.	53,289	865,413
DineEquity, Inc.	49,391	3,273,142
Diversified Restaurant Holdings, Inc. (a)	9,282	58,569
Domino's Pizza, Inc.	162,422	9,979,208
Dover Downs Gaming & Entertainment, Inc.	28,631	48,959
Dover Motorsports, Inc.	22,686	55,354
Dunkin' Brands Group, Inc. (d)	211,628	9,119,051
Einstein Noah Restaurant Group, Inc.	20,719	331,711
Empire Resorts, Inc. (a)(d)	31,800	97,944
Entertainment Gaming Asia, Inc. (a)	41,906	58,668
Famous Dave's of America, Inc. (a)	15,087	240,789
Fiesta Restaurant Group, Inc. (a)	54,856	1,792,146
Frisch's Restaurants, Inc.	8,068	157,407
Full House Resorts, Inc. (a)	24,413	66,892
Gaming Partners International Corp.	1,584	13,084
Hyatt Hotels Corp. Class A (a)(d)	162,485	7,051,849
Ignite Restaurant Group, Inc. (a)(d)	17,224	257,671
International Speedway Corp. Class A	76,829	2,380,931
Interval Leisure Group, Inc.	113,687	2,455,639
Isle of Capri Casinos, Inc. (a)	62,455	465,914
Jack in the Box, Inc. (a)	130,311	5,145,981
Jamba, Inc. (a)(d)	49,896	641,164
Kona Grill, Inc. (a)	11,867	142,167
Krispy Kreme Doughnuts, Inc. (a)(d)	187,657	3,700,596
Lakes Entertainment, Inc. (a)	51,180	212,909
Las Vegas Sands Corp.	1,032,456	58,178,896
Life Time Fitness, Inc. (a)(d)	114,317	5,714,707
Luby's, Inc. (a)	44,166	309,604
Marcus Corp.	44,387	545,960
Marriott Vacations Worldwide Corp. (a)	93,496	4,076,426
MAXXAM, Inc. (a)	8	5,280
MGM Mirage, Inc. (a)	1,081,141	19,125,384
Monarch Casino & Resort, Inc. (a)	28,201	530,179
Morgans Hotel Group Co. (a)	89,969	618,087
MTR Gaming Group, Inc. (a)	52,052	195,195
Multimedia Games Holding Co., Inc. (a)	83,414	3,273,165
Nathan's Famous, Inc. (a)	8,467	434,188
Noodles & Co. (d)	18,723	854,892
Norwegian Cruise Line Holdings Ltd. (d)	136,796	4,252,988
Orient Express Hotels Ltd. Class A (a)	255,077	3,086,432
Panera Bread Co. Class A (a)	80,502	13,203,938
Papa John's International, Inc.	50,417	3,434,910
Penn National Gaming, Inc. (a)(d)	194,700	10,239,273
Pinnacle Entertainment, Inc. (a)(d)	168,832	3,997,942
Premier Exhibitions, Inc. (a)	89,421	151,121
Red Lion Hotels Corp. (a)	45,825	252,496

	Shares	Value
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	$ 2,931,737
Rick's Cabaret International, Inc. (a)	17,933	199,953
Royal Caribbean Cruises Ltd.	421,413	15,461,643
Ruby Tuesday, Inc. (a)(d)	175,798	1,276,293
Ruth's Hospitality Group, Inc.	111,579	1,318,864
Scientific Games Corp. Class A (a)(d)	151,632	2,166,821
SeaWorld Entertainment, Inc.	81,280	2,432,710
SHFL Entertainment, Inc. (a)	165,096	3,759,236
Six Flags Entertainment Corp.	277,726	9,167,735
Sonic Corp. (a)(d)	155,590	2,483,216
Speedway Motorsports, Inc.	37,455	662,204
Texas Roadhouse, Inc. Class A (d)	165,573	4,114,489
The Cheesecake Factory, Inc. (d)	138,221	5,773,491
Town Sports International Holdings, Inc.	52,977	615,063
Vail Resorts, Inc. (d)	107,002	7,276,136
Wendy's Co.	820,657	6,204,167
WMS Industries, Inc. (a)	161,087	4,139,936
		316,755,027
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	27,362	378,143
Beazer Homes U.S.A., Inc. (a)(d)	68,025	1,152,344
Blyth, Inc. (d)	30,867	284,902
Cavco Industries, Inc. (a)(d)	19,068	1,001,833
Cobra Electronics Corp. (a)	2,458	7,054
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	78,344
CSS Industries, Inc.	27,206	593,635
Dixie Group, Inc. (a)	27,024	289,157
Emerson Radio Corp. (a)	24,397	40,987
Ethan Allen Interiors, Inc. (d)	75,993	1,981,138
Flexsteel Industries, Inc.	13,576	305,324
Furniture Brands International, Inc. (a)(d)	19,235	11,156
Helen of Troy Ltd. (a)(d)	96,407	3,873,633
Hooker Furniture Corp.	30,101	433,153
Hovnanian Enterprises, Inc. Class A (a)(d)	274,177	1,412,012
iRobot Corp. (a)(d)	77,190	2,521,797
Jarden Corp. (a)	290,467	12,475,558
KB Home (d)	234,429	3,757,897
Kid Brands, Inc. (a)	42,456	62,835
Koss Corp.	1,389	7,264
La-Z-Boy, Inc.	158,563	3,371,049
Libbey, Inc. (a)	62,623	1,485,418
Lifetime Brands, Inc.	19,423	268,620
M.D.C. Holdings, Inc. (d)	110,368	3,071,541
M/I Homes, Inc. (a)(d)	70,491	1,320,296
Meritage Homes Corp. (a)	93,976	3,751,522
Mohawk Industries, Inc. (a)(d)	176,927	20,787,153
NACCO Industries, Inc. Class A	18,522	1,029,453
NVR, Inc. (a)	13,433	11,496,096
Ryland Group, Inc. (d)	130,226	4,534,469
Skullcandy, Inc. (a)	55,026	292,738
Skyline Corp. (a)	14,802	70,606
Standard Pacific Corp. (a)(d)	418,417	2,987,497
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	37,789	$ 130,372
Taylor Morrison Home Corp.	82,173	1,693,586
Tempur Sealy International, Inc. (a)(d)	174,765	6,730,200
Toll Brothers, Inc. (a)(d)	434,893	13,312,075
TRI Pointe Homes, Inc. (d)	41,907	587,955
Tupperware Brands Corp.	153,681	12,412,814
UCP, Inc.	26,900	367,185
Universal Electronics, Inc. (a)	45,166	1,362,207
WCI Communities, Inc.	24,468	370,690
Wells-Gardner Electronics Corp. (a)	4,238	7,883
William Lyon Homes, Inc. (d)	29,755	613,251
Zagg, Inc. (a)(d)	58,700	261,215
		122,984,057
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	652,082
Blue Nile, Inc. (a)(d)	39,633	1,433,922
CafePress, Inc. (a)(d)	18,875	108,154
dELiA*s, Inc. (a)	110,057	121,063
Gaiam, Inc. Class A (a)	35,599	182,267
Geeknet, Inc. (a)	16,239	270,867
Groupon, Inc. Class A (a)(d)	792,701	8,053,842
Hollywood Media Corp. (a)	72,242	121,367
HomeAway, Inc. (a)(d)	96,865	3,055,122
HSN, Inc.	107,626	5,796,736
Liberty Media Corp.:
Interactive Series A (a)	1,474,839	33,301,865
Series A (a)	108,831	9,320,287
NutriSystem, Inc. (d)	78,535	994,253
Orbitz Worldwide, Inc. (a)(d)	63,829	607,014
Overstock.com, Inc. (a)(d)	42,585	1,197,916
PetMed Express, Inc. (d)	55,437	846,523
RetailMeNot, Inc.	31,905	1,019,684
Shutterfly, Inc. (a)(d)	92,010	4,780,840
U.S. Auto Parts Network, Inc. (a)	28,450	27,028
ValueVision Media, Inc. Class A (a)	117,722	575,661
Vitacost.com, Inc. (a)(d)	57,854	476,717
		72,943,210
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	41,067	2,204,477
Black Diamond, Inc. (a)(d)	70,114	729,186
Brunswick Corp. (d)	261,547	9,509,849
Callaway Golf Co. (d)	219,094	1,516,130
Escalade, Inc.	6,336	48,851
JAKKS Pacific, Inc. (d)	56,230	291,834
Johnson Outdoors, Inc. Class A (a)	11,512	289,987
Leapfrog Enterprises, Inc. Class A (a)(d)	142,373	1,369,628
Marine Products Corp.	22,297	194,207
Meade Instruments Corp. (a)	201	900
Nautilus, Inc. (a)	76,184	480,721
Polaris Industries, Inc.	183,714	20,063,406

	Shares	Value
Smith & Wesson Holding Corp. (a)(d)	187,494	$ 2,051,184
Steinway Musical Instruments, Inc. (a)	19,948	803,106
Sturm, Ruger & Co., Inc. (d)	57,081	2,989,332
Summer Infant, Inc. (a)	37,416	121,228
		42,664,026
Media - 3.1%
A.H. Belo Corp. Class A	47,589	344,544
AMC Networks, Inc. Class A (a)	166,904	10,344,710
Arbitron, Inc.	72,181	3,396,838
Ballantyne of Omaha, Inc. (a)	47,765	200,613
Beasley Broadcast Group, Inc. Class A (d)	5,286	39,486
Belo Corp. Series A	271,577	3,840,099
Carmike Cinemas, Inc. (a)	68,550	1,201,682
Central European Media Enterprises Ltd. Class A (a)(d)	180,404	784,757
Charter Communications, Inc. Class A (a)	191,401	23,239,909
Cinemark Holdings, Inc.	306,196	9,023,596
Clear Channel Outdoor Holding, Inc. Class A (a)	111,673	844,248
Crown Media Holdings, Inc. Class A (a)(d)	89,832	275,784
Cumulus Media, Inc. Class A (a)(d)	206,798	992,630
Digital Cinema Destinations Co. (a)	8,182	49,828
Digital Generation, Inc. (a)(d)	69,421	851,796
DISH Network Corp. Class A	595,763	26,785,504
DreamWorks Animation SKG, Inc. Class A (a)(d)	210,453	5,955,820
E.W. Scripps Co. Class A (a)	90,471	1,376,064
Emmis Communications Corp. Class A (a)	80,456	255,850
Entercom Communications Corp. Class A (a)(d)	55,913	443,390
Entravision Communication Corp. Class A	185,711	971,269
FAB Universal Corp. (a)(d)	26,452	106,866
Gray Television, Inc. (a)(d)	134,495	887,667
Harris Interactive, Inc. (a)	49,977	96,456
Harte-Hanks, Inc.	132,132	1,096,696
Hemisphere Media Group, Inc. (a)(d)	7,082	83,993
Insignia Systems, Inc. (a)	22,896	66,627
John Wiley & Sons, Inc. Class A (d)	140,668	6,161,258
Journal Communications, Inc. Class A (a)	107,965	776,268
Lamar Advertising Co. Class A (a)	158,050	6,649,164
Lee Enterprises, Inc. (a)(d)	140,982	417,307
Liberty Global PLC Class A (a)	1,037,819	80,617,713
Liberty Media Corp. Class A (a)	327,682	44,722,039
Live Nation Entertainment, Inc. (a)	426,613	7,192,695
Loral Space & Communications Ltd. (d)	38,116	2,519,849
Martha Stewart Living Omnimedia, Inc. Class A (a)	61,948	150,534
Media General, Inc. Class A (a)(d)	60,728	637,037
Meredith Corp.	105,287	4,528,394
Morningstar, Inc. (d)	68,811	5,167,018
National CineMedia, Inc.	170,803	3,071,038
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A	89,184	$ 2,993,907
NTN Communications, Inc. (a)	49,847	18,837
Radio One, Inc. Class D (non-vtg.) (a)	89,989	207,875
ReachLocal, Inc. (a)(d)	35,865	393,798
Reading International, Inc. Class A (a)	33,132	206,744
Regal Entertainment Group Class A	229,962	4,114,020
Rentrak Corp. (a)(d)	28,952	719,457
RLJ Entertainment, Inc. (a)(d)	42,349	245,201
Saga Communications, Inc. Class A	10,015	492,337
Salem Communications Corp. Class A	20,080	155,419
Scholastic Corp.	83,958	2,477,601
Sinclair Broadcast Group, Inc. Class A	202,544	4,844,852
Sirius XM Radio, Inc. (d)	9,082,906	32,516,803
Spanish Broadcasting System, Inc. Class A (a)	17,489	63,485
SPAR Group, Inc. (a)	4,346	8,431
Starz - Liberty Capital Series A (a)	330,232	8,242,591
The Madison Square Garden Co. Class A (a)	180,851	10,525,528
The McClatchy Co. Class A (a)(d)	164,150	508,865
The New York Times Co. Class A (a)(d)	359,384	4,007,132
Valassis Communications, Inc. (d)	109,801	3,025,018
Value Line, Inc.	1,396	12,299
World Wrestling Entertainment, Inc. Class A	81,907	800,231
		332,747,467
Multiline Retail - 0.2%
ALCO Stores, Inc. (a)	8,410	123,122
Big Lots, Inc. (a)(d)	167,444	5,930,866
Dillard's, Inc. Class A	89,372	6,815,509
Fred's, Inc. Class A	107,249	1,676,302
Gordmans Stores, Inc.	23,635	326,636
Saks, Inc. (a)(d)	293,006	4,667,586
Sears Holdings Corp. (a)(d)	107,013	4,734,255
The Bon-Ton Stores, Inc. (d)	31,972	352,012
Tuesday Morning Corp. (a)	123,106	1,515,435
		26,141,723
Specialty Retail - 3.3%
Aarons, Inc. Class A	205,249	5,556,090
Advance Auto Parts, Inc. (d)	209,984	16,813,419
Aeropostale, Inc. (a)(d)	230,359	1,872,819
America's Car Mart, Inc. (a)	24,361	998,801
American Eagle Outfitters, Inc. (d)	510,594	7,388,295
ANN, Inc. (a)(d)	133,862	4,645,011
Appliance Recycling Centers of America, Inc. (a)	2,967	7,892
Asbury Automotive Group, Inc. (a)(d)	87,508	4,299,268
Ascena Retail Group, Inc. (a)(d)	374,378	6,109,849
Barnes & Noble, Inc. (a)	114,042	1,558,954
bebe stores, Inc. (d)	123,042	711,183

	Shares	Value
Big 5 Sporting Goods Corp.	45,760	$ 765,565
Body Central Corp. (a)	37,768	228,119
Books-A-Million, Inc. (a)(d)	28,953	70,356
Brown Shoe Co., Inc. (d)	119,592	2,681,253
Build-A-Bear Workshop, Inc. (a)	42,241	304,558
Cabela's, Inc. Class A (a)(d)	135,792	8,898,450
Cache, Inc. (a)	37,741	188,328
Chico's FAS, Inc. (d)	466,149	7,271,924
Christopher & Banks Corp. (a)	115,035	637,294
Citi Trends, Inc. (a)	46,530	755,182
Coldwater Creek, Inc. (a)(d)	41,025	98,870
Conn's, Inc. (a)(d)	67,297	4,482,653
CST Brands, Inc. (a)(d)	174,000	5,133,000
Destination Maternity Corp.	34,153	948,429
Destination XL Group, Inc. (a)	117,970	713,719
Dick's Sporting Goods, Inc.	287,684	13,351,414
Dover Saddlery, Inc. (a)	1,537	5,764
DSW, Inc. Class A (d)	95,315	8,205,668
Express, Inc. (a)(d)	248,790	5,222,102
Finish Line, Inc. Class A	158,333	3,318,660
Five Below, Inc. (a)(d)	113,585	4,174,249
Foot Locker, Inc. (d)	437,084	14,074,105
Francescas Holdings Corp. (a)(d)	130,685	3,152,122
Genesco, Inc. (a)(d)	71,761	4,426,218
GNC Holdings, Inc.	211,381	10,752,951
Group 1 Automotive, Inc.	63,374	4,862,687
Guess?, Inc.	178,764	5,452,302
Hastings Entertainment, Inc.	13,630	35,165
Haverty Furniture Companies, Inc.	57,322	1,387,766
hhgregg, Inc. (a)(d)	51,212	927,449
Hibbett Sports, Inc. (a)(d)	77,710	4,025,378
Jos. A. Bank Clothiers, Inc. (a)(d)	85,582	3,404,452
Kirkland's, Inc. (a)	44,730	872,682
Lithia Motors, Inc. Class A (sub. vtg.)	60,696	3,982,872
Lumber Liquidators Holdings, Inc. (a)(d)	78,346	7,789,159
MarineMax, Inc. (a)(d)	68,607	839,750
Mattress Firm Holding Corp. (a)(d)	24,340	1,000,374
Monro Muffler Brake, Inc. (d)	85,807	3,798,676
New York & Co., Inc. (a)	76,247	373,610
Office Depot, Inc. (a)(d)	834,960	3,498,482
OfficeMax, Inc. (d)	257,076	2,794,416
Pacific Sunwear of California, Inc. (a)(d)	152,515	497,199
Penske Automotive Group, Inc. (d)	124,949	4,876,759
Perfumania Holdings, Inc. (a)	10,679	52,754
Pier 1 Imports, Inc.	300,229	6,581,020
RadioShack Corp. (a)(d)	296,457	969,414
Rent-A-Center, Inc. (d)	170,658	6,401,382
Restoration Hardware Holdings, Inc. (d)	77,279	5,373,209
rue21, Inc. (a)(d)	45,263	1,848,994
Sally Beauty Holdings, Inc. (a)	441,801	11,544,260
Sears Hometown & Outlet Stores, Inc. (a)	25,062	803,989
Select Comfort Corp. (a)(d)	160,980	3,976,206
Shoe Carnival, Inc.	42,345	1,075,140
Signet Jewelers Ltd. (d)	235,766	15,654,862
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	113,026	$ 2,462,837
Stage Stores, Inc.	92,018	1,714,295
Stein Mart, Inc.	83,602	1,015,764
Systemax, Inc.	25,296	229,941
Tandy Leather Factory, Inc. (a)	3,074	24,838
The Buckle, Inc. (d)	81,783	4,234,724
The Cato Corp. Class A (sub. vtg.) (d)	81,180	2,042,489
The Children's Place Retail Stores, Inc. (a)(d)	66,414	3,531,897
The Men's Wearhouse, Inc.	139,964	5,269,645
The Pep Boys - Manny, Moe & Jack (a)(d)	157,637	1,770,264
Tile Shop Holdings, Inc. (a)(d)	73,701	1,958,236
Tilly's, Inc. (a)	28,756	397,120
Tractor Supply Co.	203,011	24,842,456
Trans World Entertainment Corp. (d)	29,120	131,914
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	171,952	17,064,516
Vitamin Shoppe, Inc. (a)(d)	89,885	3,785,956
West Marine, Inc. (a)	34,107	387,456
Wet Seal, Inc. Class A (a)	251,975	919,709
Williams-Sonoma, Inc. (d)	249,898	14,096,746
Winmark Corp.	7,287	527,943
Zale Corp. (a)	86,417	1,081,077
Zumiez, Inc. (a)	62,820	1,677,294
		343,690,059
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)(d)	141,121	201,803
Carter's, Inc.	144,619	10,649,743
Charles & Colvard Ltd. (a)	45,090	315,179
Cherokee, Inc.	28,809	342,827
Columbia Sportswear Co. (d)	45,436	2,571,223
Crocs, Inc. (a)(d)	250,894	3,377,033
Crown Crafts, Inc.	2,227	15,990
Culp, Inc.	19,568	374,923
Deckers Outdoor Corp. (a)(d)	100,495	5,902,071
Delta Apparel, Inc. (a)	17,128	282,612
DGSE Companies, Inc. (a)	6,929	19,748
Fifth & Pacific Companies, Inc. (a)	348,379	8,305,355
Forward Industries, Inc. (NY Shares) (a)	18,823	32,940
G-III Apparel Group Ltd. (a)	47,316	2,167,546
Hanesbrands, Inc.	283,928	16,888,037
Iconix Brand Group, Inc. (a)(d)	168,100	5,517,042
Joe's Jeans, Inc. (a)	130,979	163,724
Lakeland Industries, Inc. (a)	25,549	106,028
Maidenform Brands, Inc. (a)	78,925	1,850,002
Michael Kors Holdings Ltd. (a)(d)	511,561	37,901,554
Movado Group, Inc.	54,024	2,301,963
Oxford Industries, Inc. (d)	43,529	2,700,539
Perry Ellis International, Inc.	47,883	877,217

	Shares	Value
Quiksilver, Inc. (a)(d)	390,703	$ 1,933,980
R.G. Barry Corp.	22,932	365,307
Rocky Brands, Inc.	16,536	262,757
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	111,953	3,440,316
Steven Madden Ltd. (a)(d)	117,673	6,354,342
Superior Uniform Group, Inc.	5,649	67,054
Tandy Brands Accessories, Inc. (a)	1,058	635
The Jones Group, Inc.	228,705	3,368,825
Tumi Holdings, Inc. (a)(d)	135,919	2,794,495
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	225,081	16,349,884
Unifi, Inc. (a)	45,178	1,023,282
Vera Bradley, Inc. (a)(d)	62,409	1,225,713
Wolverine World Wide, Inc. (d)	143,145	8,051,906
		148,103,595
TOTAL CONSUMER DISCRETIONARY		1,701,801,437
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	24,672	5,226,516
Coca-Cola Bottling Co. CONSOLIDATED	13,730	862,793
Craft Brew Alliance, Inc. (a)	22,005	264,060
Crystal Rock Holdings, Inc. (a)	4,384	3,770
MGP Ingredients, Inc.	21,690	109,318
National Beverage Corp.	48,005	768,560
Primo Water Corp. (a)(d)	56,566	163,476
REED'S, Inc. (a)(d)	9,804	57,942
		7,456,435
Food & Staples Retailing - 0.6%
Andersons, Inc.	55,059	3,615,174
Arden Group, Inc. Class A	3,147	417,607
Casey's General Stores, Inc. (d)	115,817	7,636,973
Chefs' Warehouse Holdings (a)(d)	27,477	634,444
Crumbs Bake Shop, Inc. (a)(d)	21,400	25,680
Fairway Group Holdings Corp. (d)	42,643	988,465
Fresh Market, Inc. (a)(d)	118,554	5,786,621
Harris Teeter Supermarkets, Inc.	139,467	6,854,803
Ingles Markets, Inc. Class A	40,864	1,021,191
Nash-Finch Co.	43,985	1,074,554
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	25,211	971,884
Pizza Inn Holdings, Inc. (a)(d)	13,090	95,557
PriceSmart, Inc. (d)	53,648	4,612,119
Rite Aid Corp. (a)	2,088,988	7,227,898
Roundy's, Inc.	76,810	648,276
Spartan Stores, Inc.	71,950	1,479,292
Sprouts Farmers Market LLC (d)	64,538	2,385,324
SUPERVALU, Inc. (a)(d)	583,857	4,186,255
Susser Holdings Corp. (a)(d)	52,799	2,519,040
The Pantry, Inc. (a)	64,001	730,251
United Natural Foods, Inc. (a)(d)	148,948	9,030,717
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	15,258	$ 533,877
Weis Markets, Inc.	37,717	1,771,945
		64,247,947
Food Products - 1.9%
Alico, Inc.	8,218	330,857
Annie's, Inc. (a)(d)	46,033	2,114,296
B&G Foods, Inc. Class A (d)	158,266	5,360,469
Boulder Brands, Inc. (a)(d)	177,807	2,766,677
Bunge Ltd.	426,256	32,301,680
Cal-Maine Foods, Inc.	40,627	1,853,810
Calavo Growers, Inc.	37,834	936,770
Chiquita Brands International, Inc. (a)	129,107	1,591,889
Coffee Holding Co., Inc.	4,500	27,630
Darling International, Inc. (a)	343,265	6,944,251
Dean Foods Co. (a)(d)	291,000	5,575,560
Diamond Foods, Inc. (a)(d)	65,224	1,350,137
Dole Food Co., Inc. (a)	108,409	1,487,371
Farmer Brothers Co. (a)	17,793	244,120
Flowers Foods, Inc.	493,626	10,262,485
Fresh Del Monte Produce, Inc.	108,218	3,123,171
Golden Enterprises Ltd.	2,595	9,342
Green Mountain Coffee Roasters, Inc. (a)(d)	361,299	31,183,717
Griffin Land & Nurseries, Inc.	6,082	186,961
Hain Celestial Group, Inc. (a)(d)	136,564	11,168,204
Hillshire Brands Co.	354,411	11,451,019
Ingredion, Inc.	227,073	14,291,975
Inventure Foods, Inc. (a)	25,815	232,851
J&J Snack Foods Corp.	45,744	3,518,628
John B. Sanfilippo & Son, Inc.	24,690	534,539
Lancaster Colony Corp.	57,335	4,229,603
Lifeway Foods, Inc. (d)	17,769	251,787
Limoneira Co. (d)	22,917	497,299
Omega Protein Corp. (a)	55,697	498,488
Pilgrims Pride Corp. (a)(d)	168,873	2,588,823
Pinnacle Foods, Inc. (d)	87,972	2,384,041
Post Holdings, Inc. (a)	100,602	4,295,705
Rocky Mountain Chocolate Factory, Inc.	795	9,707
S&W Seed Co. (a)(d)	19,822	165,117
Sanderson Farms, Inc.	57,378	3,757,111
Seaboard Corp. (d)	896	2,401,280
Seneca Foods Corp. Class A (a)	22,104	651,405
Smithfield Foods, Inc. (a)(d)	362,281	12,147,282
Snyders-Lance, Inc.	144,129	3,877,070
Tootsie Roll Industries, Inc. (d)	74,145	2,223,609
TreeHouse Foods, Inc. (a)	105,652	6,870,550
WhiteWave Foods Co. (d)	340,286	6,506,268
WhiteWave Foods Co. Class B (a)(d)	211,732	4,012,321
		206,215,875

	Shares	Value
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	119,241	$ 746,449
Church & Dwight Co., Inc.	397,153	23,571,031
Energizer Holdings, Inc.	178,952	17,685,826
Harbinger Group, Inc. (a)	49,662	456,394
Ocean Bio-Chem, Inc. (a)	20,307	53,407
Oil-Dri Corp. of America	15,023	465,863
Orchids Paper Products Co.	28,220	775,768
Spectrum Brands Holdings, Inc.	71,677	4,339,326
WD-40 Co. (d)	45,270	2,633,809
		50,727,873
Personal Products - 0.5%
CCA Industries, Inc.	3,083	10,636
Coty, Inc. Class A (a)(d)	160,879	2,622,328
Cyanotech Corp. (a)	3,808	21,820
Elizabeth Arden, Inc. (a)(d)	75,414	2,619,128
Herbalife Ltd. (d)	300,514	18,334,359
Inter Parfums, Inc. (d)	50,974	1,354,379
LifeVantage Corp. (a)(d)	307,054	740,000
Mannatech, Inc. (a)	3,529	97,789
MediFast, Inc. (a)(d)	42,222	1,049,639
Natural Alternatives International, Inc. (a)	20,104	104,139
Nature's Sunshine Products, Inc.	25,452	444,392
Nu Skin Enterprises, Inc. Class A	151,232	12,659,631
Nutraceutical International Corp.	24,021	541,674
Prestige Brands Holdings, Inc. (a)	150,080	4,873,098
Reliv International, Inc.	10,690	23,411
Revlon, Inc. (a)(d)	42,260	945,779
Star Scientific, Inc. (a)(d)	434,462	855,890
Synutra International, Inc. (a)	3,199	15,355
The Female Health Co.	57,839	497,415
United-Guardian, Inc.	5,269	141,420
USANA Health Sciences, Inc. (a)(d)	28,896	2,194,651
		50,146,933
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	849,985
Universal Corp. (d)	69,506	3,407,184
Vector Group Ltd. (d)	204,923	3,346,393
		7,603,562
TOTAL CONSUMER STAPLES		386,398,625
ENERGY - 6.4%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (a)(d)	163,963	9,129,460
Basic Energy Services, Inc. (a)(d)	97,645	1,136,588
Bolt Technology Corp.	27,943	494,032
Bristow Group, Inc.	105,902	6,957,761
C&J Energy Services, Inc. (a)(d)	128,875	2,645,804
Cal Dive International, Inc. (a)(d)	284,336	574,359
Carbo Ceramics, Inc. (d)	57,331	4,677,636
Core Laboratories NV (d)	133,766	20,266,887
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	24,309	$ 872,693
Dresser-Rand Group, Inc. (a)(d)	221,811	13,517,162
Dril-Quip, Inc. (a)	105,393	10,751,140
ENGlobal Corp. (a)	44,577	53,047
Era Group, Inc. (a)	57,006	1,415,459
Exterran Holdings, Inc. (a)(d)	190,986	5,238,746
Forbes Energy Services Ltd. (a)	24,064	112,379
Forum Energy Technologies, Inc. (a)(d)	57,597	1,507,313
Geospace Technologies Corp. (a)(d)	39,797	2,776,239
Global Geophysical Services, Inc. (a)	67,238	169,440
GreenHunter Energy, Inc. (d)	33,031	34,683
Gulf Island Fabrication, Inc.	43,462	1,020,922
Gulfmark Offshore, Inc. Class A (d)	75,241	3,459,581
Helix Energy Solutions Group, Inc. (a)(d)	287,777	7,203,058
Hercules Offshore, Inc. (a)	449,460	3,236,112
Hornbeck Offshore Services, Inc. (a)(d)	91,795	5,000,992
ION Geophysical Corp. (a)(d)	368,370	1,764,492
Key Energy Services, Inc. (a)(d)	463,140	3,089,144
Matrix Service Co. (a)	80,487	1,254,792
McDermott International, Inc. (a)(d)	678,255	5,086,913
Mitcham Industries, Inc. (a)(d)	33,864	594,652
Natural Gas Services Group, Inc. (a)	35,836	982,623
Newpark Resources, Inc. (a)(d)	252,693	2,812,473
Nuverra Environmental Solutions, Inc. (a)(d)	419,744	965,411
Oceaneering International, Inc.	312,857	24,271,446
Oil States International, Inc. (a)	159,895	14,265,832
Parker Drilling Co. (a)	342,825	1,967,816
Patterson-UTI Energy, Inc.	422,683	8,280,360
PHI, Inc. (non-vtg.) (a)(d)	37,596	1,318,868
Pioneer Energy Services Corp. (a)	181,278	1,225,439
RigNet, Inc. (a)(d)	25,413	922,746
RPC, Inc. (d)	207,837	2,967,912
SEACOR Holdings, Inc. (d)	57,003	4,735,809
Superior Energy Services, Inc. (a)(d)	463,757	11,389,872
Tesco Corp. (a)(d)	96,547	1,491,651
TETRA Technologies, Inc. (a)	232,603	2,733,085
TGC Industries, Inc.	38,640	306,802
Tidewater, Inc.	140,652	7,589,582
Transocean Ltd. (United States)	1,047,114	47,256,255
Unit Corp. (a)(d)	135,794	6,253,314
Vantage Drilling Co. (a)(d)	549,147	944,533
Weatherford International Ltd. (a)(d)	2,231,021	33,264,523
Willbros Group, Inc. (a)	147,556	1,344,235
		291,332,073
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)	247,680	624,154
Adams Resources & Energy, Inc.	9,909	602,566
Alon U.S.A. Energy, Inc.	53,551	665,103
Alpha Natural Resources, Inc. (a)(d)	670,924	4,079,218
Amyris, Inc. (a)(d)	109,799	281,085

	Shares	Value
APCO Oil and Gas International, Inc. (a)	49,691	$ 721,016
Approach Resources, Inc. (a)(d)	97,272	2,266,438
Arch Coal, Inc. (d)	658,552	2,943,727
Ardmore Shipping Corp.	39,534	540,034
Athlon Energy, Inc.	54,078	1,503,368
Barnwell Industries, Inc. (a)	11,298	37,848
Berry Petroleum Co. Class A	136,542	5,618,703
Bill Barrett Corp. (a)(d)	142,460	3,067,164
BioFuel Energy Corp. (a)(d)	12,280	47,155
Bonanza Creek Energy, Inc. (a)(d)	66,267	2,630,800
BPZ Energy, Inc. (a)(d)	287,444	655,372
Callon Petroleum Co. (a)	112,852	506,705
Carrizo Oil & Gas, Inc. (a)(d)	104,502	3,580,239
Ceres, Inc. (a)(d)	30,062	35,774
Cheniere Energy, Inc. (a)	696,868	19,505,335
Cimarex Energy Co. (d)	253,256	21,225,385
Clayton Williams Energy, Inc. (a)(d)	25,327	1,247,608
Clean Energy Fuels Corp. (a)(d)	206,668	2,599,883
Cloud Peak Energy, Inc. (a)(d)	181,759	2,860,887
Cobalt International Energy, Inc. (a)	806,064	19,667,962
Comstock Resources, Inc.	127,212	1,857,295
Concho Resources, Inc. (a)(d)	302,480	29,192,345
Contango Oil & Gas Co. (d)	37,986	1,362,178
Continental Resources, Inc. (a)(d)	164,364	15,164,223
Crimson Exploration, Inc. (a)	84,713	249,903
Crosstex Energy, Inc.	142,544	2,781,033
CVR Energy, Inc.	41,466	1,775,574
Delek US Holdings, Inc.	98,630	2,451,942
DHT Holdings, Inc.	27,143	109,929
Diamondback Energy, Inc. (d)	115,699	4,655,728
Double Eagle Petroleum Co. (a)	27,291	89,242
Earthstone Energy, Inc. (a)	4,213	64,501
Emerald Oil, Inc. (a)(d)	124,288	810,358
Endeavour International Corp. (a)(d)	123,754	618,770
Energen Corp.	210,661	13,968,931
Energy XXI (Bermuda) Ltd.	230,114	6,114,129
EPL Oil & Gas, Inc. (a)(d)	101,826	3,445,792
Evolution Petroleum Corp. (a)	51,067	574,504
EXCO Resources, Inc. (d)	410,115	2,985,637
FieldPoint Petroleum Corp. (a)	9,981	45,913
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	8,584
Forest Oil Corp. (a)(d)	336,295	1,869,800
FX Energy, Inc. (a)(d)	156,740	534,483
Gasco Energy, Inc. (a)	14	0
Gastar Exploration Ltd. (a)	171,190	539,249
Gevo, Inc. (a)(d)	61,286	112,766
GMX Resources, Inc. (a)	1	0
Goodrich Petroleum Corp. (a)(d)	78,772	1,689,659
Green Plains Renewable Energy, Inc.	73,502	1,182,647
Gulfport Energy Corp. (a)(d)	198,861	11,732,799
Halcon Resources Corp. (a)(d)	726,967	3,453,093
Hallador Energy Co.	9,553	70,119
Harvest Natural Resources, Inc. (a)(d)	123,448	582,675
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	591,281	$ 26,300,179
Houston American Energy Corp. (a)(d)	98,796	29,836
Hyperdynamics Corp. (a)(d)	56,941	266,484
Isramco, Inc. (a)(d)	2,413	254,330
James River Coal Co. (a)(d)	122,505	259,711
Jones Energy, Inc.	42,997	638,505
KiOR, Inc. Class A (a)	35,682	78,857
Kodiak Oil & Gas Corp. (a)	759,848	7,590,882
Laredo Petroleum Holdings, Inc. (a)(d)	170,418	4,475,177
Lucas Energy, Inc. (a)(d)	25,312	31,134
Magellan Petroleum Corp. (a)	109,622	112,911
Magnum Hunter Resources Corp. (a)(d)	455,095	2,116,192
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	678
Matador Resources Co. (a)(d)	130,548	2,211,483
Mexco Energy Corp. (a)	2,175	13,833
Midstates Petroleum Co., Inc. (a)(d)	91,382	413,047
Miller Energy Resources, Inc. (a)(d)	137,671	861,820
Murphy U.S.A., Inc.	158,000	5,838,100
Northern Oil & Gas, Inc. (a)(d)	167,032	2,151,372
Oasis Petroleum, Inc. (a)(d)	203,911	7,993,311
Pacific Ethanol, Inc. (a)(d)	39,426	147,059
Panhandle Royalty Co. Class A	15,804	449,782
PBF Energy, Inc. Class A (d)	119,351	2,622,141
PDC Energy, Inc. (a)(d)	101,543	5,826,537
Penn Virginia Corp. (a)(d)	180,541	868,402
Petroquest Energy, Inc. (a)(d)	165,233	693,979
PostRock Energy Corp. (a)	17,510	24,864
PrimeEnergy Corp. (a)	1,965	92,945
Pyramid Oil Co. (a)	7,060	31,064
Quicksilver Resources, Inc. (a)(d)	348,241	581,562
Recovery Energy, Inc. (a)(d)	5,111	8,075
Renewable Energy Group, Inc. (a)(d)	52,898	817,274
Rentech, Inc. (d)	686,373	1,324,700
Resolute Energy Corp. (a)(d)	183,571	1,439,197
Rex American Resources Corp. (a)	16,822	496,922
Rex Energy Corp. (a)(d)	118,959	2,474,347
Rosetta Resources, Inc. (a)(d)	178,369	8,299,510
Royale Energy, Inc. (a)(d)	17,323	49,024
Sanchez Energy Corp. (a)(d)	41,525	1,003,244
SandRidge Energy, Inc. (a)(d)	1,006,692	5,184,464
Saratoga Resources, Inc. (a)(d)	38,209	92,848
SemGroup Corp. Class A	120,893	6,400,075
SM Energy Co.	190,960	13,046,387
Solazyme, Inc. (a)(d)	105,988	1,192,365
Stone Energy Corp. (a)(d)	144,380	3,956,012
Swift Energy Co. (a)(d)	128,311	1,447,348
Synergy Resources Corp. (a)(d)	154,050	1,441,908
Syntroleum Corp. (a)(d)	21,880	121,215
Targa Resources Corp.	89,113	6,067,704
Teekay Corp. (d)	111,034	4,435,808

	Shares	Value
Tengasco, Inc. (a)	63,216	$ 24,970
Triangle Petroleum Corp. (a)(d)	200,315	1,332,095
U.S. Energy Corp. (a)	91,127	185,899
Ultra Petroleum Corp. (a)(d)	445,007	9,211,645
Uranium Energy Corp. (a)(d)	234,603	551,317
Uranium Resources, Inc. (a)(d)	43,869	140,819
USEC, Inc. (a)(d)	15,552	255,986
VAALCO Energy, Inc. (a)(d)	163,801	910,734
Verenium Corp. (a)(d)	32,819	75,812
W&T Offshore, Inc. (d)	102,777	1,587,905
Warren Resources, Inc. (a)	189,730	542,628
Western Refining, Inc. (d)	162,282	4,759,731
Westmoreland Coal Co. (a)	26,701	343,642
Whiting Petroleum Corp. (a)(d)	348,877	17,607,822
World Fuel Services Corp. (d)	210,682	8,037,518
ZaZa Energy Corp. (a)(d)	90,988	87,358
Zion Oil & Gas, Inc. (a)(d)	112,487	221,599
		385,759,414
TOTAL ENERGY		677,091,487
FINANCIALS - 21.6%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)(d)	151,515	26,412,095
Arlington Asset Investment Corp. (d)	49,499	1,149,367
Artisan Partners Asset Management, Inc. (d)	32,484	1,558,907
BGC Partners, Inc. Class A (d)	327,030	1,828,098
Calamos Asset Management, Inc. Class A	55,832	553,853
CIFI Corp. (d)	13,714	102,855
Cohen & Steers, Inc. (d)	51,907	1,619,498
Cowen Group, Inc. Class A (a)	250,464	811,503
Diamond Hill Investment Group, Inc.	7,229	793,094
Eaton Vance Corp. (non-vtg.) (d)	348,978	13,453,102
Evercore Partners, Inc. Class A	86,473	3,855,831
FBR & Co. (a)	35,461	951,064
Federated Investors, Inc. Class B (non-vtg.) (d)	273,139	7,418,455
Financial Engines, Inc.	125,535	6,709,846
FXCM, Inc. Class A	73,920	1,403,741
GAMCO Investors, Inc. Class A	14,987	861,453
GFI Group, Inc.	209,271	839,177
Gleacher & Co., Inc. (a)	9,266	124,720
Greenhill & Co., Inc.	78,078	3,700,116
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	41,668	489,182
HFF, Inc.	101,664	2,338,272
ICG Group, Inc. (a)	113,828	1,425,127
Institutional Financial Markets, Inc.	16,813	42,705
INTL FCStone, Inc. (a)(d)	39,230	754,001
Investment Technology Group, Inc. (a)	111,776	1,900,192
Janus Capital Group, Inc. (d)	553,694	4,628,882
JMP Group, Inc.	44,707	287,466
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KCG Holdings, Inc. Class A (d)	265,321	$ 2,302,986
Ladenburg Thalmann Financial Services, Inc. (a)	294,559	491,914
LPL Financial	108,618	3,994,970
Manning & Napier, Inc. Class A	42,186	631,946
Medallion Financial Corp.	52,498	742,322
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	571,813
Piper Jaffray Companies (a)(d)	44,362	1,442,209
Pzena Investment Management, Inc.	50,731	330,259
Raymond James Financial, Inc. (d)	327,734	13,709,113
Safeguard Scientifics, Inc. (a)(d)	55,405	805,589
SEI Investments Co. (d)	381,842	11,363,618
Silvercrest Asset Management Group Class A	16,670	203,874
Stifel Financial Corp. (a)(d)	175,919	7,040,278
SWS Group, Inc. (a)(d)	80,179	420,940
TD Ameritrade Holding Corp.	665,952	17,094,988
Teton Advisors, Inc. (a)	145	3,045
U.S. Global Investments, Inc. Class A	36,632	113,926
Virtus Investment Partners, Inc. (a)(d)	16,630	2,898,609
Waddell & Reed Financial, Inc. Class A (d)	244,606	11,648,138
Walter Investment Management Corp. (a)	101,297	3,716,587
Westwood Holdings Group, Inc.	13,202	627,227
WisdomTree Investments, Inc. (a)(d)	192,575	2,156,840
		168,323,793
Commercial Banks - 4.7%
1st Source Corp.	36,261	934,083
1st United Bancorp, Inc.	71,684	513,257
Access National Corp.	15,817	215,111
ACNB Corp. (d)	11,654	197,768
Ameriana Bancorp	2,223	23,208
American National Bankshares, Inc.	18,331	400,716
American River Bankshares (a)	3,552	30,121
Ameris Bancorp (a)(d)	68,436	1,311,234
AmeriServ Financial, Inc.	14,728	45,804
Ames National Corp. (d)	16,110	325,261
Arrow Financial Corp.	30,885	784,170
Associated Banc-Corp.	491,481	7,839,122
Auburn National Bancorp., Inc.	2,289	54,410
BancFirst Corp.	20,263	1,035,034
Bancorp, Inc., Delaware (a)	100,460	1,588,273
BancorpSouth, Inc. (d)	252,105	4,885,795
Bank of Hawaii Corp.	139,390	7,178,585
Bank of Kentucky Financial Corp.	10,625	286,981
Bank of Marin Bancorp	14,195	559,425
Bank of the Ozarks, Inc. (d)	90,318	4,098,631
BankUnited, Inc. (d)	149,454	4,416,366
Banner Bank	52,864	1,811,121
Bar Harbor Bankshares	9,461	340,596

	Shares	Value
BBCN Bancorp, Inc.	233,041	$ 3,113,428
BCB Bancorp, Inc.	9,297	100,594
Berkshire Bancorp, Inc.	4,024	31,106
BNC Bancorp (d)	67,234	875,387
BOK Financial Corp.	91,499	5,864,171
Boston Private Financial Holdings, Inc.	253,475	2,590,515
Bridge Bancorp, Inc.	17,303	366,131
Bridge Capital Holdings (a)(d)	20,855	334,514
Bryn Mawr Bank Corp.	23,722	598,032
BSB Bancorp, Inc. (a)	19,579	274,106
C & F Financial Corp.	6,736	337,945
Camden National Corp.	17,382	663,297
Capital Bank Financial Corp.:
rights	10,774	0
Series A	39,342	777,005
Capital City Bank Group, Inc. (a)(d)	33,531	399,690
CapitalSource, Inc.	598,498	6,912,652
Cardinal Financial Corp. (d)	85,663	1,408,300
Cascade Bancorp (a)(d)	30,976	185,546
Cathay General Bancorp	225,255	4,960,115
Center Bancorp, Inc.	24,871	347,199
Centerstate Banks of Florida, Inc.	74,902	685,353
Central Pacific Financial Corp.	93,869	1,594,834
Century Bancorp, Inc. Class A (non-vtg.)	7,814	247,235
Chemical Financial Corp.	82,974	2,260,212
Chemung Financial Corp.	11,097	342,231
CIT Group, Inc. (a)	589,502	28,219,461
Citizens & Northern Corp.	30,086	577,651
Citizens Holding Co.	2,280	41,177
City Holding Co. (d)	47,046	1,921,829
City National Corp. (d)	143,819	9,415,830
CNB Financial Corp., Pennsylvania	24,450	409,049
CoBiz, Inc.	133,405	1,195,309
Colony Bankcorp, Inc. (a)	4,518	29,231
Columbia Banking Systems, Inc.	160,693	3,728,078
Commerce Bancshares, Inc.	237,928	10,276,110
Community Bank System, Inc. (d)	135,217	4,494,613
Community Trust Bancorp, Inc.	48,162	1,816,671
CommunityOne Bancorp (a)(d)	21,639	183,715
CU Bancorp (a)(d)	16,798	280,191
Cullen/Frost Bankers, Inc.	175,195	12,410,814
CVB Financial Corp. (d)	271,052	3,453,202
Eagle Bancorp, Inc., Maryland	62,928	1,603,405
East West Bancorp, Inc.	397,316	11,613,547
Eastern Virginia Bankshares, Inc. (a)	3,557	21,378
Enterprise Bancorp, Inc.	14,913	277,084
Enterprise Financial Services Corp.	44,020	727,651
Farmers Capital Bank Corp. (a)	21,180	422,541
Farmers National Banc Corp.	41,229	254,795
Fidelity Southern Corp. (d)	41,731	599,674
Financial Institutions, Inc.	28,782	533,618
First Bancorp, North Carolina	39,369	553,528
First Bancorp, Puerto Rico (a)	290,480	1,856,167
First Busey Corp.	193,866	922,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	17,546	$ 3,548,503
First Commonwealth Financial Corp. (d)	317,896	2,330,178
First Community Bancshares, Inc.	36,337	546,872
First Connecticut Bancorp, Inc.	47,822	669,508
First Financial Bancorp, Ohio	192,588	2,888,820
First Financial Bankshares, Inc. (d)	91,048	5,235,260
First Financial Corp., Indiana	30,489	927,475
First Financial Holdings, Inc.	74,701	4,021,155
First Financial Service Corp. (a)	745	2,682
First Horizon National Corp.	687,427	7,602,943
First Interstate Bancsystem, Inc.	60,841	1,382,916
First M&F Corp. (d)	18,030	291,906
First Merchants Corp.	89,147	1,522,631
First Midwest Bancorp, Inc., Delaware	238,374	3,582,761
First Niagara Financial Group, Inc.	1,020,773	10,309,807
First of Long Island Corp.	17,771	654,506
First Republic Bank	200,302	8,869,373
First Security Group, Inc.	1,070	2,418
First Security Group, Inc. rights (a)	1,070	1,626
First South Bancorp, Inc., Virginia (a)	39,689	253,216
First United Corp. (a)	14,602	124,847
Firstbank Corp., Michigan	8,342	156,996
FirstMerit Corp.	493,010	10,432,092
Flushing Financial Corp.	91,672	1,640,929
FNB Corp., Pennsylvania (d)	458,290	5,531,560
Fulton Financial Corp. (d)	591,595	7,152,384
German American Bancorp, Inc.	31,949	762,623
Glacier Bancorp, Inc. (d)	224,387	5,295,533
Great Southern Bancorp, Inc.	22,484	597,625
Guaranty Bancorp	27,078	320,062
Hampton Roads Bankshares, Inc. (a)(d)	275,254	421,139
Hancock Holding Co.	252,920	8,131,378
Hanmi Financial Corp.	91,634	1,496,383
Hawthorn Bancshares, Inc.	6,989	96,099
Heartland Financial U.S.A., Inc.	37,698	1,024,255
Heritage Commerce Corp.	57,846	397,980
Heritage Financial Corp., Washington	35,332	534,220
Heritage Oaks Bancorp (a)	40,793	254,956
Home Bancshares, Inc. (d)	139,988	3,558,495
Home Federal Bancorp, Inc.	37,371	477,228
HomeTrust Bancshares, Inc. (a)(d)	58,805	961,462
Horizon Bancorp Industries	16,035	347,639
Hudson Valley Holding Corp.	43,646	801,341
IBERIABANK Corp. (d)	93,176	4,876,832
Independent Bank Corp. (a)	22,677	215,432
Independent Bank Corp., Massachusetts (d)	75,015	2,663,783
Independent Bank Group, Inc.	10,732	367,678
International Bancshares Corp.	173,065	3,793,585
Intervest Bancshares Corp. Class A (a)(d)	47,999	334,073
Investors Bancorp, Inc. (d)	159,931	3,329,763

	Shares	Value
Lakeland Bancorp, Inc. (d)	90,484	$ 987,180
Lakeland Financial Corp.	49,282	1,532,670
LCNB Corp. (d)	14,199	274,609
Macatawa Bank Corp. (a)(d)	64,065	286,371
MainSource Financial Group, Inc.	47,324	674,367
MB Financial, Inc. (d)	161,985	4,371,975
MBT Financial Corp. (a)	11,242	45,643
Mercantile Bank Corp.	19,339	386,780
Merchants Bancshares, Inc.	14,012	410,131
Metro Bancorp, Inc. (a)	42,825	814,532
Metrocorp Bancshares, Inc.	39,969	404,486
Middleburg Financial Corp.	14,592	270,973
Midsouth Bancorp, Inc.	24,320	365,773
MidWestOne Financial Group, Inc.	16,620	390,570
Monarch Financial Holdings, Inc.	10,098	125,720
National Bank Holdings Corp.	38,129	745,422
National Bankshares, Inc. (d)	16,169	590,654
National Penn Bancshares, Inc.	360,273	3,617,141
NBT Bancorp, Inc.	145,018	3,106,286
NewBridge Bancorp (a)(d)	47,976	345,427
North Valley Bancorp (a)	6,149	113,695
Northeast Bancorp	15,002	155,796
Northrim Bancorp, Inc.	12,118	273,624
Norwood Financial Corp.	3,054	88,474
OBA Financial Services, Inc. (a)	5,103	94,354
OFG Bancorp (d)	136,051	2,337,356
Ohio Valley Banc Corp.	7,485	154,116
Old National Bancorp, Indiana	309,911	4,072,231
Old Second Bancorp, Inc. (a)	34,774	199,951
OmniAmerican Bancorp, Inc. (a)	29,431	669,555
Orrstown Financial Services, Inc. (a)	18,291	297,595
Pacific Continental Corp.	43,214	543,200
Pacific Mercantile Bancorp (a)	29,298	182,820
Pacific Premier Bancorp, Inc. (a)	35,923	476,698
PacWest Bancorp (d)	119,125	3,960,906
Park National Corp. (d)	42,317	3,219,901
Park Sterling Corp.	124,780	744,937
Patriot National Bancorp, Inc. (a)	14,022	19,491
Peapack-Gladstone Financial Corp.	17,211	286,047
Penns Woods Bancorp, Inc.	11,224	529,661
Peoples Bancorp of North Carolina	1,842	24,370
Peoples Bancorp, Inc.	20,954	439,196
Peoples Financial Corp., Mississippi	7,232	87,796
Pinnacle Financial Partners, Inc. (a)(d)	102,267	2,858,363
Popular, Inc. (a)	305,044	9,474,667
Porter Bancorp, Inc. (a)	3,733	5,376
Preferred Bank, Los Angeles (a)	22,293	358,471
Premier Financial Bancorp, Inc.	6,092	73,287
PrivateBancorp, Inc. (d)	183,925	4,013,244
Prosperity Bancshares, Inc. (d)	147,445	8,817,211
QCR Holdings, Inc.	6,005	95,359
Renasant Corp. (d)	73,633	1,853,343
Republic Bancorp, Inc., Kentucky Class A	30,943	817,205
Republic First Bancorp, Inc. (a)	44,636	153,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	$ 9,788
S&T Bancorp, Inc.	88,169	1,982,039
S.Y. Bancorp, Inc.	33,249	882,761
Sandy Spring Bancorp, Inc.	66,499	1,486,253
SB Financial Group, Inc.	532	4,416
Seacoast Banking Corp., Florida (a)	235,806	485,760
Shore Bancshares, Inc. (a)	20,686	170,660
Sierra Bancorp	31,765	458,051
Signature Bank (a)(d)	137,207	12,035,798
Simmons First National Corp. Class A	49,787	1,205,343
Southern National Bancorp of Virginia, Inc.	12,282	122,083
Southside Bancshares, Inc. (d)	50,322	1,252,011
Southwest Bancorp, Inc., Oklahoma (a)	50,741	732,700
State Bank Financial Corp.	96,506	1,463,031
StellarOne Corp.	65,637	1,344,246
Sterling Bancorp, New York	95,034	1,205,981
Sterling Financial Corp.	93,198	2,255,392
Suffolk Bancorp (a)	26,410	449,234
Summit Financial Group, Inc. (a)	1,800	16,092
Sun Bancorp, Inc., New Jersey (a)	136,043	495,197
Susquehanna Bancshares, Inc.	546,585	6,892,437
SVB Financial Group (a)	134,260	11,116,728
Synovus Financial Corp.	2,852,230	9,098,614
Taylor Capital Group, Inc. (a)(d)	49,339	1,044,013
TCF Financial Corp. (d)	490,004	6,884,556
Texas Capital Bancshares, Inc. (a)(d)	120,431	5,308,598
The First Bancorp, Inc.	21,478	349,662
Tompkins Financial Corp.	34,884	1,513,966
TowneBank (d)	72,900	1,024,245
Trico Bancshares	37,292	764,486
Trustmark Corp.	202,344	5,030,272
Two River Bancorp	1,393	10,643
UMB Financial Corp.	102,442	6,118,861
Umpqua Holdings Corp. (d)	326,220	5,297,813
Union Bankshares, Inc.	388	8,187
Union First Market Bankshares Corp.	60,422	1,292,427
United Bancorp, Inc.	370	2,638
United Bankshares, Inc., West Virginia (d)	150,616	4,182,606
United Community Banks, Inc., Georgia (a)	141,348	2,060,854
United Security Bancshares, Inc. (a)	8,545	72,120
United Security Bancshares, California	7,639	32,695
Univest Corp. of Pennsylvania	39,318	749,401
Valley National Bancorp (d)	579,548	5,847,639
VantageSouth Bancshares, Inc. (a)	11,111	61,333
ViewPoint Financial Group (d)	107,941	2,146,946
Virginia Commerce Bancorp, Inc. (a)	73,866	1,088,046
Washington Banking Co., Oak Harbor	41,106	563,974
Washington Trust Bancorp, Inc. (d)	39,990	1,200,100

	Shares	Value
Webster Financial Corp.	280,128	$ 7,412,187
WesBanco, Inc.	88,913	2,550,914
West Bancorp., Inc.	28,408	357,941
Westamerica Bancorp. (d)	92,239	4,341,690
Westbury Bancorp, Inc.	13,612	187,982
Western Alliance Bancorp. (a)(d)	228,729	3,744,294
Wilshire Bancorp, Inc.	200,643	1,631,228
Wintrust Financial Corp. (d)	113,903	4,515,115
Xenith Bankshares, Inc. (a)	17,541	105,246
Yadkin Financial Corp. (a)(d)	37,226	552,062
		493,185,074
Consumer Finance - 0.3%
Asta Funding, Inc.	25,295	216,272
Atlanticus Holdings Corp. (a)	33,601	124,660
Cash America International, Inc. (d)	82,771	3,540,943
Consumer Portfolio Services, Inc. (a)(d)	34,741	202,887
Credit Acceptance Corp. (a)(d)	32,853	3,533,340
DFC Global Corp. (a)(d)	126,272	1,426,874
Encore Capital Group, Inc. (a)(d)	66,800	2,863,716
EZCORP, Inc. (non-vtg.) Class A (a)(d)	145,636	2,472,899
First Cash Financial Services, Inc. (a)(d)	82,664	4,568,839
First Marblehead Corp. (a)	224,625	179,880
Green Dot Corp. Class A (a)	60,815	1,396,312
Imperial Holdings, Inc. (a)(d)	53,799	364,757
Nelnet, Inc. Class A	76,209	2,886,797
Nicholas Financial, Inc.	1,489	24,047
Portfolio Recovery Associates, Inc. (a)(d)	146,968	7,795,183
QC Holdings, Inc.	15,915	39,788
Regional Management Corp. (a)	10,417	286,259
World Acceptance Corp. (a)(d)	40,711	3,487,711
		35,411,164
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	23,731
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	249,278	11,439,367
Gain Capital Holdings, Inc.	46,117	344,033
ING U.S., Inc.	204,064	5,877,043
Interactive Brokers Group, Inc.	125,631	2,108,088
Life Partners Holdings, Inc. (d)	51,198	105,980
MarketAxess Holdings, Inc.	113,940	5,783,594
Marlin Business Services Corp.	24,373	593,726
MicroFinancial, Inc.	17,898	136,562
MSCI, Inc. Class A (a)(d)	353,529	13,260,873
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	918,542
PHH Corp. (a)(d)	169,343	3,534,188
PICO Holdings, Inc. (a)	67,742	1,428,679
Resource America, Inc. Class A	25,148	187,856
Vector Capital Corp. rights (a)	49,572	1
		45,742,263
Insurance - 4.2%
Alleghany Corp. (a)	49,108	19,009,216
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	102,730	$ 9,423,423
AMBAC Financial Group, Inc. (a)(d)	129,786	2,876,058
American Equity Investment Life Holding Co. (d)	177,325	3,512,808
American Financial Group, Inc.	218,978	11,283,936
American National Insurance Co.	30,161	3,166,000
American Safety Insurance Group Ltd. (a)	25,797	777,264
Amerisafe, Inc.	54,728	1,783,586
Amtrust Financial Services, Inc. (d)	88,090	3,146,575
Arch Capital Group Ltd. (a)(d)	392,947	20,948,005
Argo Group International Holdings, Ltd.	79,061	3,228,851
Arthur J. Gallagher & Co.	369,897	15,291,542
Aspen Insurance Holdings Ltd. (d)	186,844	6,646,041
Assured Guaranty Ltd.	559,204	11,122,568
Axis Capital Holdings Ltd. (d)	318,085	13,674,474
Baldwin & Lyons, Inc. Class B	20,123	474,702
Brown & Brown, Inc.	336,809	10,488,232
Citizens, Inc. Class A (a)(d)	105,942	797,743
CNA Financial Corp.	99,168	3,498,647
CNO Financial Group, Inc.	632,226	8,591,951
Crawford & Co. Class B	71,993	545,707
Donegal Group, Inc. Class A	26,385	355,670
Eastern Insurance Holdings, Inc.	16,085	321,861
eHealth, Inc. (a)(d)	59,193	1,637,870
EMC Insurance Group	12,011	335,107
Employers Holdings, Inc.	110,478	2,928,772
Endurance Specialty Holdings Ltd.	126,146	6,322,438
Enstar Group Ltd. (a)	25,444	3,429,088
Erie Indemnity Co. Class A (d)	74,244	5,476,237
Everest Re Group Ltd.	142,797	19,556,049
FBL Financial Group, Inc. Class A	35,194	1,551,352
Federated National Holding Co.	11,375	112,385
Fidelity National Financial, Inc. Class A (d)	617,958	14,651,784
First Acceptance Corp. (a)	24,679	43,682
First American Financial Corp.	318,662	6,660,036
Fortegra Financial Corp. (a)	15,197	115,801
Global Indemnity PLC (a)	37,631	923,088
Greenlight Capital Re, Ltd. (a)(d)	90,531	2,430,757
Hallmark Financial Services, Inc. (a)	27,548	232,230
Hanover Insurance Group, Inc.	126,299	6,727,948
HCC Insurance Holdings, Inc.	284,906	12,023,033
HCI Group, Inc.	31,967	1,114,689
Health Insurance Innovations	12,600	134,190
Hilltop Holdings, Inc. (a)(d)	121,336	1,900,122
Horace Mann Educators Corp.	122,856	3,238,484
Independence Holding Co.	12,745	178,430
Infinity Property & Casualty Corp.	33,407	2,021,458
Investors Title Co.	2,693	191,903
Kansas City Life Insurance Co.	10,866	474,410

	Shares	Value
Kemper Corp.	162,280	$ 5,509,406
Maiden Holdings Ltd.	152,337	1,992,568
Markel Corp. (a)	37,506	19,154,314
MBIA, Inc. (a)(d)	413,752	4,894,686
Meadowbrook Insurance Group, Inc. (d)	138,036	825,455
Mercury General Corp.	111,088	4,874,541
Montpelier Re Holdings Ltd. (d)	171,990	4,273,952
National Interstate Corp.	39,706	998,606
National Western Life Insurance Co. Class A	7,450	1,475,398
Navigators Group, Inc. (a)(d)	32,730	1,791,313
Old Republic International Corp.	701,363	9,959,355
OneBeacon Insurance Group Ltd.	65,270	932,056
PartnerRe Ltd. (d)	167,642	14,610,000
Phoenix Companies, Inc. (a)(d)	17,250	653,775
Platinum Underwriters Holdings Ltd.	87,615	5,062,395
Primerica, Inc.	137,307	5,098,209
ProAssurance Corp. (d)	181,033	8,533,896
Protective Life Corp.	227,809	9,520,138
Reinsurance Group of America, Inc.	207,409	13,442,177
RenaissanceRe Holdings Ltd. (d)	124,938	10,919,581
RLI Corp.	51,378	4,012,108
Safety Insurance Group, Inc.	37,979	1,904,267
Selective Insurance Group, Inc.	164,806	3,779,002
StanCorp Financial Group, Inc. (d)	129,545	6,777,794
State Auto Financial Corp.	34,984	653,151
Stewart Information Services Corp. (d)	58,186	1,779,910
Symetra Financial Corp.	233,995	4,041,094
Tower Group International Ltd.	117,565	1,661,193
United Fire Group, Inc.	64,088	1,838,685
United Insurance Holdings Corp.	7,545	58,247
Universal Insurance Holdings, Inc. (d)	99,404	733,602
Validus Holdings Ltd.	284,149	9,834,397
W.R. Berkley Corp.	324,513	13,343,975
White Mountains Insurance Group Ltd.	15,566	8,713,069
Willis Group Holdings PLC (d)	503,186	20,771,518
		449,800,036
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	158,981	3,709,027
AG Mortgage Investment Trust, Inc. (d)	87,573	1,537,782
Agree Realty Corp.	35,028	949,259
Alexanders, Inc.	7,463	2,044,340
Alexandria Real Estate Equities, Inc.	202,563	12,492,060
American Assets Trust, Inc.	102,932	3,047,817
American Campus Communities, Inc.	306,004	10,192,993
American Capital Agency Corp. (d)	1,157,621	26,347,454
American Capital Mortgage Investment Corp.	168,630	3,379,345
American Homes 4 Rent Class A (d)	155,240	2,465,211
American Realty Capital Properties, Inc.	538,525	7,221,620
American Residential Properties, Inc. (a)	43,261	738,033
AmREIT, Inc. Class B (d)	50,317	848,848
Annaly Capital Management, Inc. (d)	2,791,657	32,578,637
Anworth Mortgage Asset Corp.	482,431	2,137,169
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc.	109,966	$ 1,651,689
Apollo Residential Mortgage, Inc.	101,348	1,541,503
Arbor Realty Trust, Inc.	114,120	786,287
Ares Commercial Real Estate Corp.	77,569	990,556
Armada Hoffler Properties, Inc. (d)	52,271	490,825
Armour Residential REIT, Inc. (d)	1,103,025	4,610,645
Ashford Hospitality Trust, Inc.	204,831	2,361,701
Associated Estates Realty Corp. (d)	165,707	2,281,785
Aviv REIT, Inc.	38,249	869,017
BioMed Realty Trust, Inc.	542,386	9,985,326
Blackstone Mortgage Trust, Inc.	88,371	2,262,298
Brandywine Realty Trust (SBI) (d)	445,569	5,712,195
BRE Properties, Inc.	220,111	10,563,127
BRT Realty Trust (a)	8,802	63,462
Camden Property Trust (SBI) (d)	244,087	15,082,136
Campus Crest Communities, Inc. (d)	206,807	2,188,018
CapLease, Inc.	256,124	2,179,615
Capstead Mortgage Corp. (d)	310,613	3,646,597
CBL & Associates Properties, Inc.	469,621	9,016,723
Cedar Shopping Centers, Inc.	175,891	858,348
Chatham Lodging Trust	64,003	1,158,454
Chesapeake Lodging Trust	143,877	3,166,733
Chimera Investment Corp.	3,077,423	9,047,624
Colonial Properties Trust (SBI)	240,845	5,320,266
Colony Financial, Inc.	194,607	3,847,380
CommonWealth REIT (d)	348,549	8,556,878
Coresite Realty Corp. (d)	71,084	2,163,086
Corporate Office Properties Trust (SBI)	249,894	5,692,585
Corrections Corp. of America	344,624	11,351,915
Cousins Properties, Inc.	501,958	4,984,443
CubeSmart	362,317	6,032,578
CyrusOne, Inc.	57,228	1,090,766
CYS Investments, Inc. (d)	505,573	3,882,801
DCT Industrial Trust, Inc.	907,781	6,073,055
DDR Corp. (d)	702,756	10,906,773
DiamondRock Hospitality Co. (d)	563,110	5,456,536
Digital Realty Trust, Inc. (d)	374,192	20,805,075
Douglas Emmett, Inc.	395,605	9,138,476
Duke Realty LP (d)	932,399	13,603,701
DuPont Fabros Technology, Inc. (d)	197,938	4,511,007
EastGroup Properties, Inc. (d)	84,668	4,758,342
Education Realty Trust, Inc.	344,355	2,958,009
Ellington Residential Mortgage REIT (d)	20,297	307,297
EPR Properties	135,924	6,657,558
Equity Lifestyle Properties, Inc.	227,368	7,901,038
Equity One, Inc.	182,914	3,888,752
Essex Property Trust, Inc. (d)	110,363	15,816,122
Excel Trust, Inc.	146,940	1,713,320
Extra Space Storage, Inc.	297,289	12,257,225
Federal Realty Investment Trust (SBI) (d)	185,790	18,079,225

	Shares	Value
FelCor Lodging Trust, Inc. (a)	336,253	$ 1,852,754
First Industrial Realty Trust, Inc.	290,944	4,401,983
First Potomac Realty Trust	183,349	2,280,862
Franklin Street Properties Corp. (d)	265,219	3,230,367
General Growth Properties, Inc.	1,302,907	24,989,756
Getty Realty Corp.	107,657	1,965,817
Gladstone Commercial Corp.	42,375	751,733
Glimcher Realty Trust	415,125	4,109,738
Government Properties Income Trust (d)	153,826	3,596,452
Gramercy Property Trust, Inc. (a)	181,520	742,417
Gyrodyne Co. of America, Inc.	2,317	164,275
Hatteras Financial Corp. (d)	285,788	5,229,920
Healthcare Realty Trust, Inc.	272,368	6,125,556
Healthcare Trust of America, Inc.	174,078	1,793,003
Hersha Hospitality Trust	511,028	2,677,787
Highwoods Properties, Inc. (SBI)	260,307	8,793,170
Home Properties, Inc.	159,272	9,189,994
Hospitality Properties Trust (SBI) (d)	402,531	10,876,388
Hudson Pacific Properties, Inc.	135,298	2,699,195
Inland Real Estate Corp.	260,921	2,559,635
Invesco Mortgage Capital, Inc.	406,981	6,230,879
Investors Real Estate Trust (d)	306,321	2,496,516
iStar Financial, Inc. (a)(d)	266,363	2,951,302
JAVELIN Mortgage Investment Corp.	36,878	459,869
Kilroy Realty Corp. (d)	224,258	10,941,548
Kite Realty Group Trust	256,616	1,480,674
LaSalle Hotel Properties (SBI) (d)	277,372	7,358,679
Lexington Corporate Properties Trust (d)	512,702	6,008,867
Liberty Property Trust (SBI)	410,649	14,208,455
LTC Properties, Inc.	102,286	3,623,993
Mack-Cali Realty Corp. (d)	238,524	5,152,118
Medical Properties Trust, Inc.	467,975	5,405,111
MFA Financial, Inc.	1,028,918	7,408,210
Mid-America Apartment Communities, Inc. (d)	120,849	7,451,549
Monmouth Real Estate Investment Corp. Class A	124,637	1,119,240
MPG Office Trust, Inc. (a)(d)	193,026	600,311
National Health Investors, Inc. (d)	74,235	4,075,502
National Retail Properties, Inc.	339,239	10,390,891
New York Mortgage Trust, Inc. (d)	220,889	1,334,170
NorthStar Realty Finance Corp.	680,093	5,957,615
Omega Healthcare Investors, Inc. (d)	330,630	9,389,892
One Liberty Properties, Inc.	35,770	764,405
Orchid Island Capital, Inc.	903	9,572
Parkway Properties, Inc.	117,623	1,923,136
Pebblebrook Hotel Trust (d)	178,039	4,557,798
Pennsylvania Real Estate Investment Trust (SBI)	187,652	3,480,945
PennyMac Mortgage Investment Trust	205,502	4,325,817
Physicians Realty Trust	37,270	419,660
Piedmont Office Realty Trust, Inc. Class A	503,609	8,652,003
PMC Commercial Trust	15,439	142,656
Post Properties, Inc.	156,556	7,081,028
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	122,268	$ 4,714,654
Power (REIT)	1,227	9,816
Preferred Apartment Communities, Inc. Class A	14,165	117,145
PS Business Parks, Inc.	51,803	3,764,524
RAIT Financial Trust (d)	211,971	1,309,981
Ramco-Gershenson Properties Trust (SBI)	173,534	2,512,772
Rayonier, Inc. (d)	363,107	20,058,031
Realty Income Corp.	571,639	22,579,741
Redwood Trust, Inc. (d)	245,171	4,361,592
Regency Centers Corp.	262,261	12,470,511
Resource Capital Corp. (d)	377,035	2,194,344
Retail Opportunity Investments Corp.	182,770	2,365,044
Retail Properties America, Inc.	109,193	1,456,635
Rexford Industrial Realty, Inc.	54,330	716,069
RLJ Lodging Trust	349,645	8,034,842
Rouse Properties, Inc. (d)	72,840	1,350,454
Ryman Hospitality Properties, Inc. (d)	149,123	4,927,024
Sabra Health Care REIT, Inc.	108,405	2,396,835
Saul Centers, Inc.	41,562	1,804,206
Select Income (REIT) (d)	88,846	2,161,623
Senior Housing Properties Trust (SBI) (d)	549,916	12,510,589
Silver Bay Realty Trust Corp. (d)	104,790	1,652,538
SL Green Realty Corp. (d)	260,514	22,714,216
SoTHERLY Hotels, Inc.	27,804	123,728
Sovran Self Storage, Inc. (d)	94,612	6,269,937
Spirit Realty Capital, Inc.	1,003,295	8,738,699
Stag Industrial, Inc.	132,111	2,642,220
Starwood Property Trust, Inc.	465,419	11,602,896
Strategic Hotel & Resorts, Inc. (a)	513,507	4,164,542
Summit Hotel Properties, Inc.	196,813	1,877,596
Sun Communities, Inc. (d)	102,020	4,383,799
Sunstone Hotel Investors, Inc.	459,859	5,532,104
Supertel Hospitality, Inc., Maryland (a)	1,649	10,719
Tanger Factory Outlet Centers, Inc.	271,994	8,391,015
Taubman Centers, Inc.	184,902	12,464,244
Terreno Realty Corp.	59,850	1,050,966
The Geo Group, Inc.	203,454	6,349,799
Trade Street Residential, Inc.	3,743	25,939
Two Harbors Investment Corp.	1,063,204	10,111,070
UDR, Inc. (d)	721,121	16,290,123
UMH Properties, Inc.	45,741	439,114
Universal Health Realty Income Trust (SBI)	41,458	1,662,880
Urstadt Biddle Properties, Inc. Class A	86,921	1,697,567
Washington REIT (SBI)	202,996	4,944,983
Weingarten Realty Investors (SBI)	315,041	9,044,827
Western Asset Mortgage Capital Corp. (d)	72,742	1,135,503
Whitestone REIT Class B	54,655	775,008
Winthrop Realty Trust	91,035	1,081,496

	Shares	Value
WP Carey, Inc. (d)	166,071	$ 10,915,847
ZAIS Financial Corp. (d)	15,500	243,815
		909,545,303
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (a)(d)	129,096	4,643,583
Altisource Portfolio Solutions SA	41,415	5,400,516
Altisource Residential Corp. Class B (a)	65,054	1,232,773
American Realty Investments, Inc. (a)	1,965	8,214
AV Homes, Inc. (a)	31,513	506,729
Consolidated-Tomoka Land Co.	12,368	446,485
Forest City Enterprises, Inc. Class A (a)(d)	418,828	7,497,021
Forestar Group, Inc. (a)(d)	99,469	1,985,401
Gladstone Land Corp.	23,055	384,557
Howard Hughes Corp. (a)	88,109	9,004,740
InterGroup Corp. (a)	336	6,639
Jones Lang LaSalle, Inc.	124,141	10,209,356
Kennedy-Wilson Holdings, Inc. (d)	144,080	2,656,835
Maui Land & Pineapple, Inc. (a)	17,943	76,796
Realogy Holdings Corp. (d)	422,038	17,864,869
Tejon Ranch Co. (a)	43,935	1,305,309
Tejon Ranch Co. warrants 8/31/16 (a)	6,489	24,658
The St. Joe Co. (a)(d)	269,167	5,197,615
Thomas Properties Group, Inc.	96,339	529,865
Transcontinental Realty Investors, Inc. (a)	1,497	13,039
ZipRealty, Inc. (a)	28,991	137,707
		69,132,707
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp. (d)	249,257	3,065,861
Banc of California, Inc.	43,498	578,523
Bank Mutual Corp.	123,703	734,796
BankFinancial Corp.	56,765	476,826
BBX Capital Corp. (a)(d)	42,087	532,821
Beneficial Mutual Bancorp, Inc. (a)	107,032	991,116
Berkshire Hills Bancorp, Inc.	75,995	1,888,476
BofI Holding, Inc. (a)(d)	35,318	2,287,547
Brookline Bancorp, Inc., Delaware	212,443	1,922,609
Camco Financial Corp. (a)	28,595	119,813
Cape Bancorp, Inc.	25,193	226,989
Capitol Federal Financial, Inc.	435,831	5,334,571
CFS Bancorp, Inc.	12,402	135,926
Charter Financial Corp.	19,819	204,334
Cheviot Financial Corp.	44	476
Chicopee Bancorp, Inc.	13,096	231,537
Clifton Savings Bancorp, Inc.	25,210	303,781
Dime Community Bancshares, Inc.	93,604	1,490,176
Doral Financial Corp. (a)	18,344	434,202
Elmira Savings Bank	169	3,794
ESB Financial Corp. (d)	37,377	442,170
ESSA Bancorp, Inc.	32,482	346,258
EverBank Financial Corp. (d)	81,660	1,148,140
Farmer Mac Class C (non-vtg.)	28,644	963,871
First Clover Leaf Financial Corp.	10,566	91,185
First Defiance Financial Corp.	23,633	579,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Federal Bancshares of Arkansas, Inc. (a)	4,711	$ 44,802
First Financial Northwest, Inc.	34,706	369,619
Five Oaks Investment Corp. (d)	28,078	291,450
Flagstar Bancorp, Inc. (a)(d)	65,811	954,260
Fox Chase Bancorp, Inc.	32,985	556,787
Franklin Financial Corp./VA	27,950	500,864
Hampden Bancorp, Inc.	5,136	79,711
Heritage Financial Group, Inc.	17,720	316,302
HF Financial Corp.	632	8,140
HMN Financial, Inc. (a)	2,852	21,447
Home Bancorp, Inc. (a)	15,826	269,992
Home Loan Servicing Solutions Ltd.	195,795	4,464,126
HomeStreet, Inc.	35,323	693,390
HopFed Bancorp, Inc.	11,426	128,885
IF Bancorp, Inc. (a)	11,597	186,016
Impac Mortgage Holdings, Inc. (a)(d)	20,302	192,869
Kearny Financial Corp. (a)	52,612	514,545
Madison County Financial, Inc. (d)	11,541	198,505
Meridian Interstate Bancorp, Inc. (a)	27,315	535,920
Meta Financial Group, Inc. (d)	9,879	311,584
MGIC Investment Corp. (a)(d)	975,659	7,044,258
MutualFirst Financial, Inc.	7,773	117,450
NASB Financial, Inc. (a)(d)	3,724	99,729
Nationstar Mortgage Holdings, Inc. (a)(d)	49,730	2,471,581
New Hampshire Thrift Bancshare	2,906	39,086
New York Community Bancorp, Inc. (d)	1,262,751	18,499,302
Northfield Bancorp, Inc. (d)	80,053	960,636
Northwest Bancshares, Inc. (d)	289,113	3,856,767
Ocean Shore Holding Co.	5,120	75,110
OceanFirst Financial Corp.	36,227	590,862
Ocwen Financial Corp. (a)(d)	339,841	17,141,580
Oneida Financial Corp.	2,810	36,811
Oritani Financial Corp.	125,980	1,953,950
PennyMac Financial Services, Inc. (d)	41,987	716,718
Peoples Federal Bancshares, Inc.	9,219	166,219
Poage Bankshares, Inc.	6,654	100,409
Provident Financial Holdings, Inc.	21,034	373,774
Provident Financial Services, Inc.	172,131	2,785,080
Provident New York Bancorp (d)	124,288	1,265,252
Pulaski Financial Corp. (d)	11,679	117,608
PVF Capital Corp. (a)	37,435	152,360
Radian Group, Inc. (d)	494,296	6,697,711
Riverview Bancorp, Inc. (a)	20,156	54,018
Rockville Financial, Inc.	88,020	1,148,661
Roma Financial Corp. (a)	25,270	453,849
Security National Financial Corp. Class A	21,546	128,630
SI Financial Group, Inc.	15,322	171,147
Simplicity Bancorp, Inc.	22,747	337,111
Southern Missouri Bancorp, Inc.	376	10,340

	Shares	Value
Territorial Bancorp, Inc.	28,348	$ 621,105
TFS Financial Corp. (a)	268,274	2,918,821
Timberland Bancorp, Inc.	12,774	114,583
Tree.com, Inc.	19,805	495,917
Trustco Bank Corp., New York (d)	284,540	1,661,714
United Community Financial Corp. (a)	85,700	345,371
United Financial Bancorp, Inc.	49,450	774,387
Walker & Dunlop, Inc. (a)(d)	49,755	722,940
Washington Federal, Inc.	312,483	6,527,770
Waterstone Financial, Inc. (a)	9,971	97,417
Westfield Financial, Inc.	94,628	622,652
WSFS Financial Corp.	23,324	1,390,110
		119,033,053
TOTAL FINANCIALS		2,290,173,393
HEALTH CARE - 11.1%
Biotechnology - 3.7%
Aastrom Biosciences, Inc. (a)(d)	218,290	61,121
ACADIA Pharmaceuticals, Inc. (a)(d)	211,052	4,212,598
Achillion Pharmaceuticals, Inc. (a)(d)	219,259	1,414,221
Acorda Therapeutics, Inc. (a)(d)	120,923	4,085,988
Aegerion Pharmaceuticals, Inc. (a)(d)	44,877	3,889,938
Agenus, Inc. (a)(d)	72,866	265,961
Agios Pharmaceuticals, Inc. (d)	20,886	492,492
Alkermes PLC (a)(d)	388,303	12,328,620
Alnylam Pharmaceuticals, Inc. (a)(d)	145,765	7,550,627
AMAG Pharmaceuticals, Inc. (a)	64,567	1,527,655
Ambit Biosciences Corp. (d)	22,527	304,565
Amicus Therapeutics, Inc. (a)(d)	103,509	247,387
Anacor Pharmaceuticals, Inc. (a)(d)	87,919	888,861
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	285,447
ARCA biopharma, Inc. (a)	3,372	4,417
Arena Pharmaceuticals, Inc. (a)(d)	649,828	4,165,397
ARIAD Pharmaceuticals, Inc. (a)(d)	540,634	10,055,792
ArQule, Inc. (a)	171,131	477,455
Array BioPharma, Inc. (a)(d)	344,560	1,932,982
Arrowhead Research Corp. (a)(d)	43,536	180,674
Astex Pharmaceuticals, Inc. (a)	250,292	1,639,413
Athersys, Inc. (a)(d)	155,012	272,821
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	244,650
BioCryst Pharmaceuticals, Inc. (a)(d)	144,327	920,806
BioMarin Pharmaceutical, Inc. (a)(d)	404,910	26,509,458
Biospecifics Technologies Corp. (a)	11,833	216,307
Biota Pharmaceuticals, Inc.	20,991	90,261
BioTime, Inc. (a)(d)	88,187	333,347
Bluebird Bio, Inc. (d)	20,438	508,906
Cardium Therapeutics, Inc. (a)(d)	5,313	3,772
Catalyst Pharmaceutical Partners, Inc. (a)(d)	139,457	270,547
Cel-Sci Corp. (a)(d)	556,753	102,443
Cell Therapeutics, Inc. (d)	197,840	217,624
Celldex Therapeutics, Inc. (a)(d)	233,317	5,067,645
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cellular Dynamics International, Inc.	13,046	$ 170,381
Celsion Corp. (a)(d)	167,357	190,787
Cepheid, Inc. (a)(d)	198,359	7,097,285
Chelsea Therapeutics International Ltd. (a)(d)	182,678	542,554
ChemoCentryx, Inc. (a)(d)	53,483	433,212
Chimerix, Inc.	21,721	342,323
Cleveland Biolabs, Inc. (a)(d)	93,847	163,294
Clovis Oncology, Inc. (a)	58,119	3,748,676
Codexis, Inc. (a)(d)	66,590	114,535
Conatus Pharmaceuticals, Inc. (d)	20,891	189,899
Coronado Biosciences, Inc. (a)(d)	64,425	525,064
Cubist Pharmaceuticals, Inc. (d)	188,780	11,961,101
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	236,002	1,033,689
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	172,053
Cytokinetics, Inc. (a)(d)	77,233	808,630
Cytori Therapeutics, Inc. (a)(d)	168,209	353,239
CytRx Corp. (a)(d)	53,802	126,973
DARA BioSciences, Inc. (a)(d)	22,334	11,167
Dendreon Corp. (a)(d)	486,749	1,382,367
Discovery Laboratories, Inc. (a)(d)	139,747	230,583
Durata Therapeutics, Inc. (a)(d)	32,482	273,823
Dyax Corp. (a)(d)	311,442	1,392,146
Dynavax Technologies Corp. (a)(d)	530,055	673,170
Emergent BioSolutions, Inc. (a)	76,991	1,353,502
Enanta Pharmaceuticals, Inc. (d)	12,383	230,076
EntreMed, Inc. (a)	37,512	70,147
Enzon Pharmaceuticals, Inc.	134,828	231,904
Epizyme, Inc. (d)	15,070	418,193
Esperion Therapeutics, Inc.	17,081	275,346
Exact Sciences Corp. (a)(d)	202,588	2,343,943
Exelixis, Inc. (a)(d)	558,290	2,797,033
Fibrocell Science, Inc. (a)(d)	19,240	104,858
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)(d)	44,385	328,005
Galena Biopharma, Inc. (a)(d)	229,872	510,316
Genomic Health, Inc. (a)(d)	52,977	1,669,835
GenVec, Inc. (a)	22,127	6,417
Geron Corp. (a)	347,259	496,580
GTx, Inc. (a)(d)	79,767	123,639
Halozyme Therapeutics, Inc. (a)(d)	244,012	2,027,740
Heat Biologics, Inc.	8,898	88,891
Hemispherx Biopharma, Inc. (a)	433,733	100,192
Hyperion Therapeutics, Inc. (a)(d)	18,970	462,489
iBio, Inc. (a)(d)	102,306	43,992
Idenix Pharmaceuticals, Inc. (a)(d)	297,604	1,422,547
Idera Pharmaceuticals, Inc. (a)	122,733	272,467
ImmunoCellular Therapeutics Ltd. (a)(d)	146,161	416,559
ImmunoGen, Inc. (a)(d)	241,006	3,856,096
Immunomedics, Inc. (a)(d)	228,585	1,360,081

	Shares	Value
Incyte Corp. (a)(d)	406,210	$ 13,766,457
Infinity Pharmaceuticals, Inc. (a)(d)	126,703	2,345,273
Inovio Pharmaceuticals, Inc. (a)(d)	510,791	868,345
Insmed, Inc. (a)(d)	107,814	1,639,851
Insys Therapeutics, Inc. (a)(d)	12,368	346,428
Intercept Pharmaceuticals, Inc.	23,408	1,070,682
InterMune, Inc. (a)(d)	233,320	3,334,143
Intrexon Corp. (d)	37,626	817,613
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	264,634	3,082,986
Isis Pharmaceuticals, Inc. (a)(d)	328,824	8,493,524
IsoRay, Inc. (a)(d)	76,668	46,767
KaloBios Pharmaceuticals, Inc.	2,179	12,137
Keryx Biopharmaceuticals, Inc. (a)(d)	226,923	1,935,653
KYTHERA Biopharmaceuticals, Inc. (d)	13,970	368,808
Lexicon Pharmaceuticals, Inc. (a)(d)	1,509,411	3,758,433
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	59,948	2,882,899
General CVR	26,087	939
Glucagon CVR (a)	26,087	1,722
rights (a)	26,087	483
TR Beta CVR (a)	26,087	117
LipoScience, Inc.	15,054	74,517
Lpath, Inc. (a)	19,435	117,193
MannKind Corp. (a)(d)	457,450	2,648,636
Mast Therapeutics, Inc. (a)	162,935	67,618
Medgenics, Inc. (a)	34,205	142,635
MediciNova, Inc. (a)(d)	47,646	113,397
Medivation, Inc. (a)(d)	219,769	12,423,542
MEI Pharma, Inc. (a)(d)	8,315	62,030
Merrimack Pharmaceuticals, Inc. (a)(d)	56,838	192,112
Metabolix, Inc. (a)(d)	85,270	115,115
MiMedx Group, Inc. (a)(d)	224,655	1,386,121
Momenta Pharmaceuticals, Inc. (a)(d)	146,858	2,069,229
Myriad Genetics, Inc. (a)(d)	234,816	6,145,135
Nanosphere, Inc. (a)(d)	129,557	272,070
Neuralstem, Inc. (a)(d)	166,426	282,924
Neurocrine Biosciences, Inc. (a)(d)	191,599	2,791,597
NewLink Genetics Corp. (a)(d)	48,922	846,840
Northwest Biotherapeutics, Inc. (a)(d)	63,360	218,592
Novavax, Inc. (a)(d)	433,442	1,365,342
NPS Pharmaceuticals, Inc. (a)(d)	272,070	6,828,957
OncoGenex Pharmaceuticals, Inc. (a)(d)	32,237	288,521
OncoMed Pharmaceuticals, Inc. (d)	16,535	268,363
Onconova Therapeutics, Inc. (d)	17,664	429,942
Oncothyreon, Inc. (a)(d)	159,540	269,623
Onyx Pharmaceuticals, Inc. (a)(d)	211,721	26,164,481
Opexa Therapeutics, Inc. (a)(d)	8,319	12,146
Opko Health, Inc. (a)(d)	608,685	5,624,249
Oragenics, Inc. (a)(d)	27,929	87,976
Orexigen Therapeutics, Inc. (a)(d)	275,878	1,892,523
Organovo Holdings, Inc. (a)(d)	196,595	1,122,557
Osiris Therapeutics, Inc. (a)(d)	42,821	747,226
OvaScience, Inc. (a)	30,226	348,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OXiGENE, Inc. (a)	3,950	$ 8,690
Oxygen Biotherapeutics, Inc. (a)	2,330	3,076
PDL BioPharma, Inc. (d)	384,661	3,054,208
Peregrine Pharmaceuticals, Inc. (a)(d)	427,807	586,096
Pharmacyclics, Inc. (a)	153,762	17,144,463
PharmAthene, Inc. (a)(d)	123,056	263,340
Portola Pharmaceuticals, Inc. (d)	28,575	645,795
Progenics Pharmaceuticals, Inc. (a)	174,473	970,070
Prothena Corp. PLC (a)(d)	37,857	758,654
PTC Therapeutics, Inc. (a)(d)	28,558	512,331
Puma Biotechnology, Inc. (a)(d)	25,594	1,296,080
Raptor Pharmaceutical Corp. (a)(d)	174,415	2,361,579
Receptos, Inc.	17,904	283,599
Regulus Therapeutics, Inc. (d)	35,026	330,996
Repligen Corp. (a)(d)	83,675	816,668
Rexahn Pharmaceuticals, Inc. (a)(d)	231,931	90,221
Rigel Pharmaceuticals, Inc. (a)(d)	289,108	910,690
Sangamo Biosciences, Inc. (a)(d)	153,036	1,510,465
Sarepta Therapeutics, Inc. (a)(d)	92,142	3,144,806
Savient Pharmaceuticals, Inc. (a)(d)	212,410	131,694
Seattle Genetics, Inc. (a)(d)	304,435	12,908,044
SIGA Technologies, Inc. (a)(d)	109,876	387,862
Spectrum Pharmaceuticals, Inc. (d)	191,900	1,469,954
StemCells, Inc. (a)(d)	120,758	188,382
Stemline Therapeutics, Inc. (d)	27,001	935,585
Sunesis Pharmaceuticals, Inc. (a)(d)	86,702	417,037
Synageva BioPharma Corp. (a)(d)	28,243	1,324,879
Synergy Pharmaceuticals, Inc. (a)(d)	241,435	1,071,971
Synta Pharmaceuticals Corp. (a)(d)	126,935	748,917
Synthetic Biologics, Inc. (a)	51,943	81,031
Targacept, Inc. (a)	150,431	770,207
Telik, Inc. (a)	3,787	4,469
TESARO, Inc. (a)(d)	38,024	1,314,870
Tetraphase Pharmaceuticals, Inc. (d)	28,686	244,978
TG Therapeutics, Inc. (a)(d)	68,347	411,449
Theravance, Inc. (a)(d)	204,405	7,327,919
Threshold Pharmaceuticals, Inc. (a)(d)	133,997	582,887
Trius Therapeutics, Inc. (a)(d)	94,385	1,290,243
Trovagene, Inc. (a)(d)	57,904	474,813
United Therapeutics Corp. (a)(d)	133,671	9,478,611
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,325,206
Venaxis, Inc. (a)(d)	80,385	114,147
Verastem, Inc. (a)(d)	39,207	539,096
Vertex Pharmaceuticals, Inc. (a)	680,657	51,151,374
Vical, Inc. (a)(d)	181,350	233,942
XOMA Corp. (a)(d)	238,944	1,115,868
Zalicus, Inc. (a)	271,923	193,065
ZIOPHARM Oncology, Inc. (a)(d)	231,660	692,663
		395,533,661
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (d)	61,404	2,405,809

	Shares	Value
Abiomed, Inc. (a)(d)	100,014	$ 2,355,330
Accuray, Inc. (a)(d)	180,179	1,192,785
Alere, Inc. (a)(d)	220,115	6,860,985
Align Technology, Inc. (a)(d)	210,314	9,159,175
Allied Healthcare Products, Inc. (a)	4,954	12,137
Alphatec Holdings, Inc. (a)	230,873	457,129
Analogic Corp. (d)	36,647	2,735,332
Angiodynamics, Inc. (a)(d)	99,901	1,088,921
Anika Therapeutics, Inc. (a)	35,451	820,336
Antares Pharma, Inc. (a)(d)	335,208	1,474,915
ArthroCare Corp. (a)	85,429	2,705,536
Atossa Genetics, Inc.	7,902	36,231
Atricure, Inc. (a)	37,028	325,476
Atrion Corp.	3,566	852,274
Bacterin International Holdings, Inc. (a)(d)	73,764	41,846
Baxano Surgical, Inc. (a)(d)	51,338	89,328
BioLase Technology, Inc. (d)	85,262	145,798
Bovie Medical Corp. (a)	27,980	84,220
BSD Medical Corp. (a)(d)	95,648	144,428
Cantel Medical Corp.	98,934	2,562,391
Cardica, Inc. (a)	38,892	47,059
Cardiovascular Systems, Inc. (a)(d)	62,797	1,288,594
Cerus Corp. (a)(d)	206,071	1,077,751
Chembio Diagnostics, Inc. (a)	4,082	15,185
CONMED Corp.	82,453	2,563,464
Cryolife, Inc.	80,349	487,718
Cutera, Inc. (a)	39,466	369,007
Cyberonics, Inc. (a)(d)	69,680	3,544,622
Cynosure, Inc. Class A (a)	58,456	1,341,565
Delcath Systems, Inc. (a)(d)	289,673	118,766
Derma Sciences, Inc. (a)(d)	37,438	525,630
DexCom, Inc. (a)(d)	210,022	5,681,095
Digirad Corp. (a)	23,301	58,952
Dynatronics Corp. (a)	3,425	11,816
Echo Therapeutics, Inc. (a)(d)	18,765	45,787
Endologix, Inc. (a)(d)	174,812	2,765,526
EnteroMedics, Inc. (a)(d)	152,453	155,502
ERBA Diagnostics, Inc. (a)	7,111	5,760
Escalon Medical Corp. (a)	3,512	5,233
Exactech, Inc. (a)	20,308	386,664
Fonar Corp. (a)(d)	5,489	29,092
Genmark Diagnostics, Inc. (a)(d)	96,782	1,112,993
Globus Medical, Inc.	22,997	405,207
Greatbatch, Inc. (a)	69,670	2,366,690
Haemonetics Corp. (a)(d)	152,470	6,075,930
Hansen Medical, Inc. (a)(d)	164,102	270,768
HeartWare International, Inc. (a)(d)	38,183	3,001,184
Hill-Rom Holdings, Inc. (d)	171,084	5,840,808
Hologic, Inc. (a)(d)	790,311	16,865,237
ICU Medical, Inc. (a)(d)	37,033	2,647,119
IDEXX Laboratories, Inc. (a)(d)	158,143	14,836,976
Insulet Corp. (a)(d)	156,743	5,225,812
Integra LifeSciences Holdings Corp. (a)(d)	64,221	2,609,941
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Invacare Corp. (d)	89,476	$ 1,343,035
Iridex Corp. (a)	9,439	57,200
Kewaunee Scientific Corp.	5,250	84,525
Kips Bay Medical, Inc. (a)	9,803	7,303
LeMaitre Vascular, Inc.	17,157	119,070
MAKO Surgical Corp. (a)(d)	127,458	1,905,497
Masimo Corp. (d)	160,453	3,969,607
Medical Action Industries, Inc. (a)	37,965	194,001
MELA Sciences, Inc. (a)(d)	117,358	76,635
Meridian Bioscience, Inc.	127,713	2,872,265
Merit Medical Systems, Inc. (a)	115,644	1,480,243
Misonix, Inc. (a)	11,163	52,131
Natus Medical, Inc. (a)	90,072	1,184,447
Navidea Biopharmaceuticals, Inc. (a)(d)	359,907	1,054,528
Neogen Corp. (a)	69,937	3,783,592
NeuroMetrix, Inc. (a)	685	1,082
NuVasive, Inc. (a)(d)	127,133	2,990,168
NxStage Medical, Inc. (a)	155,977	1,926,316
OraSure Technologies, Inc. (a)	177,113	846,600
Orthofix International NV (a)	56,449	1,245,829
PhotoMedex, Inc. (a)(d)	37,410	611,279
Quidel Corp. (a)(d)	85,690	2,272,499
ResMed, Inc. (d)	416,707	19,685,239
Retractable Technologies, Inc. (a)	5,601	9,298
Rochester Medical Corp. (a)	30,532	399,664
Rockwell Medical Technologies, Inc. (a)(d)	112,115	619,996
RTI Biologics, Inc. (a)	147,974	492,753
Sirona Dental Systems, Inc. (a)	158,943	10,294,738
Solta Medical, Inc. (a)	159,464	331,685
Staar Surgical Co. (a)	77,715	986,203
Stereotaxis, Inc. (a)(d)	11,645	40,758
Steris Corp.	170,312	6,964,058
SurModics, Inc. (a)	36,089	714,562
Symmetry Medical, Inc. (a)	103,539	812,781
Synergetics U.S.A., Inc. (a)	71,442	300,056
TearLab Corp. (a)(d)	85,204	1,119,581
Teleflex, Inc. (d)	120,681	9,302,091
The Cooper Companies, Inc. (d)	141,948	18,539,828
The Spectranetics Corp. (a)	128,238	2,024,878
Theragenics Corp. (a)	80,225	174,891
ThermoGenesis Corp. (a)	36,219	38,392
Thoratec Corp. (a)	167,605	5,988,527
Tornier NV (a)	82,011	1,556,569
Unilife Corp. (a)(d)	275,347	949,947
Uroplasty, Inc. (a)	38,436	139,138
Utah Medical Products, Inc.	5,647	285,174
Vascular Solutions, Inc. (a)(d)	38,795	611,797
Vermillion, Inc. (a)(d)	42,513	98,205
Vision Sciences, Inc. (a)	22,011	21,131
Volcano Corp. (a)(d)	160,262	3,432,812
West Pharmaceutical Services, Inc.	104,005	7,691,170

	Shares	Value
Wright Medical Group, Inc. (a)(d)	143,128	$ 3,445,091
Zeltiq Aesthetics, Inc. (a)(d)	39,478	315,429
		242,798,129
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(d)	103,999	3,986,282
Accretive Health, Inc. (a)(d)	158,551	1,487,208
Adcare Health Systems, Inc.	10,908	49,086
Addus HomeCare Corp. (a)(d)	22,321	472,759
Air Methods Corp. (d)	102,125	4,178,955
Alliance Healthcare Services, Inc. (a)	29,851	725,379
Almost Family, Inc.	20,720	390,986
Amedisys, Inc. (a)(d)	92,124	1,500,700
American CareSource Holdings, Inc. (a)	2,053	3,613
American Shared Hospital Services (a)	115	328
AMN Healthcare Services, Inc. (a)	133,203	1,811,561
AmSurg Corp. (a)(d)	96,943	3,615,004
Bio-Reference Laboratories, Inc. (a)(d)	70,569	2,041,561
BioScrip, Inc. (a)(d)	179,662	2,191,876
BioTelemetry, Inc. (a)	83,325	701,597
Brookdale Senior Living, Inc. (a)	281,441	7,041,654
Capital Senior Living Corp. (a)	79,865	1,662,789
Centene Corp. (a)(d)	157,088	8,977,579
Chemed Corp. (d)	55,582	3,870,730
Chindex International, Inc. (a)	33,922	573,621
Community Health Systems, Inc.	272,065	10,681,272
Corvel Corp. (a)	35,090	1,155,865
Cross Country Healthcare, Inc. (a)	78,295	442,367
Diversicare Healthcare Services, Inc.	12,213	63,508
Emeritus Corp. (a)	120,693	2,632,314
ExamWorks Group, Inc. (a)(d)	75,796	1,781,206
Five Star Quality Care, Inc. (a)	149,941	778,194
Gentiva Health Services, Inc. (a)(d)	87,294	1,001,262
Hanger, Inc. (a)	98,887	3,036,820
HCA Holdings, Inc.	713,511	27,248,985
Health Management Associates, Inc. Class A (a)	753,570	9,690,910
Health Net, Inc. (a)	231,664	6,991,620
HealthSouth Corp. (d)	259,948	8,177,964
Healthways, Inc. (a)(d)	99,686	1,902,009
Henry Schein, Inc. (a)(d)	249,424	25,204,295
Hooper Holmes, Inc. (a)	128,551	48,849
InfuSystems Holdings, Inc. (a)	5,400	7,398
IPC The Hospitalist Co., Inc. (a)(d)	52,360	2,693,398
Kindred Healthcare, Inc. (d)	169,805	2,496,134
Landauer, Inc.	28,444	1,350,521
LCA-Vision, Inc. (a)	49,197	183,013
LHC Group, Inc. (a)	42,300	957,249
LifePoint Hospitals, Inc. (a)(d)	140,015	6,332,878
Magellan Health Services, Inc. (a)	80,861	4,545,197
MEDNAX, Inc. (a)(d)	144,962	14,114,950
Molina Healthcare, Inc. (a)	80,884	2,700,717
MWI Veterinary Supply, Inc. (a)(d)	36,358	5,529,325
National Healthcare Corp.	33,268	1,534,986
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.:
Class A (a)(d)	27,189	$ 445,628
Class B (d)	8,693	251,749
NeoStem, Inc. (a)(d)	43,537	322,827
Omnicare, Inc. (d)	297,750	16,188,668
Owens & Minor, Inc.	185,131	6,314,818
PDI, Inc. (a)	19,284	98,734
PharMerica Corp. (a)	88,270	1,085,721
Providence Service Corp. (a)	40,157	1,077,814
Psychemedics Corp.	15,744	199,949
RadNet, Inc. (a)	74,982	193,454
Select Medical Holdings Corp.	118,813	1,006,346
Sharps Compliance Corp. (a)(d)	29,684	78,663
Skilled Healthcare Group, Inc. (a)(d)	74,963	362,821
SunLink Health Systems, Inc. (a)	19,190	15,352
Team Health Holdings, Inc. (a)(d)	197,451	7,588,042
The Ensign Group, Inc. (d)	52,566	2,031,676
Triple-S Management Corp. (a)(d)	76,632	1,429,187
U.S. Physical Therapy, Inc.	34,233	942,434
Universal American Spin Corp. (d)	106,211	775,340
Universal Health Services, Inc. Class B	260,525	17,650,569
Vanguard Health Systems, Inc. (a)(d)	106,734	2,236,077
VCA Antech, Inc. (a)(d)	261,785	7,144,113
Wellcare Health Plans, Inc. (a)(d)	125,116	7,966,136
		263,972,592
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	516,138	7,504,647
Arrhythmia Research Technology, Inc. (a)	9,913	26,864
athenahealth, Inc. (a)(d)	107,025	11,290,067
Authentidate Holding Corp. (a)(d)	33,216	30,227
CollabRx, Inc. (a)	177	662
Computer Programs & Systems, Inc. (d)	32,130	1,765,865
Greenway Medical Technologies (a)(d)	44,141	601,200
HealthStream, Inc. (a)(d)	59,006	1,956,049
HMS Holdings Corp. (a)(d)	262,549	6,561,100
iCAD, Inc. (a)	22,614	126,865
MedAssets, Inc. (a)	152,875	3,427,458
Medidata Solutions, Inc. (a)(d)	66,592	5,955,988
Merge Healthcare, Inc. (a)(d)	198,185	525,190
Omnicell, Inc. (a)	104,307	2,267,634
Quality Systems, Inc.	115,719	2,394,226
Simulations Plus, Inc.	26,420	125,759
Streamline Health Solutions, Inc. (a)	23,633	163,540
Vocera Communications, Inc. (a)(d)	16,224	262,991
		44,986,332
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(d)	71,280	677,873
Affymetrix, Inc. (a)(d)	203,417	1,133,033
Albany Molecular Research, Inc. (a)	66,949	737,108
Apricus Biosciences, Inc. (a)(d)	103,681	204,252

	Shares	Value
BG Medicine, Inc. (a)(d)	33,527	$ 30,510
Bio-Rad Laboratories, Inc. Class A (a)	60,825	6,934,658
Bioanalytical Systems, Inc. (a)	4,772	6,204
Bruker BioSciences Corp. (a)	279,438	5,599,938
Cambrex Corp. (a)	87,179	1,188,250
Charles River Laboratories International, Inc. (a)(d)	139,658	6,431,251
CombiMatrix Corp. (a)(d)	13,852	39,617
Covance, Inc. (a)(d)	161,223	13,065,512
Enzo Biochem, Inc. (a)	71,931	175,512
Fluidigm Corp. (a)(d)	62,787	1,284,622
Furiex Pharmaceuticals, Inc. (a)(d)	30,575	1,175,915
Harvard Bioscience, Inc. (a)	61,324	302,941
Illumina, Inc. (a)(d)	362,204	28,193,959
Luminex Corp. (a)	115,050	2,335,515
Mettler-Toledo International, Inc. (a)(d)	87,525	19,275,631
Nanostring Technologies, Inc.	18,609	142,359
NeoGenomics, Inc. (a)(d)	92,898	200,660
Pacific Biosciences of California, Inc. (a)	120,183	502,365
PAREXEL International Corp. (a)(d)	162,514	7,545,525
pSivida Corp. (a)(d)	66,196	239,630
Quintiles Transnational Holdings, Inc.	72,635	3,142,190
Response Genetics, Inc. (a)	8,201	18,452
Sequenom, Inc. (a)(d)	324,864	948,603
Techne Corp.	104,519	8,101,268
VirtualScopics, Inc. (a)	2,167	10,228
		109,643,581
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	56,190	556,843
Acura Pharmaceuticals, Inc. (a)(d)	49,229	71,874
Akorn, Inc. (a)(d)	213,937	3,844,448
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	165,820
Alimera Sciences, Inc. (a)(d)	26,450	94,427
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	509,275
ANI Pharmaceuticals, Inc. (a)(d)	24,842	176,378
Aratana Therapeutics, Inc.	19,847	162,150
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	142,520	2,486,974
AVANIR Pharmaceuticals Class A (a)(d)	433,005	2,208,326
Biodel, Inc. (a)(d)	35,927	169,935
Biodelivery Sciences International, Inc. (a)(d)	85,795	449,566
Cadence Pharmaceuticals, Inc. (a)	176,741	963,238
Cempra, Inc. (a)(d)	57,270	515,430
Columbia Laboratories, Inc. (a)(d)	40,260	322,483
Corcept Therapeutics, Inc. (a)(d)	163,339	271,143
Cornerstone Therapeutics, Inc. (a)	21,886	202,446
Cumberland Pharmaceuticals, Inc. (a)(d)	32,551	144,526
DepoMed, Inc. (a)(d)	169,867	1,217,946
Durect Corp. (a)	232,359	253,271
Endo Health Solutions, Inc. (a)	327,245	13,446,497
Endocyte, Inc. (a)(d)	78,763	1,131,037
Heska Corp.	15,048	79,002
Hi-Tech Pharmacal Co., Inc. (d)	35,059	1,511,393
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Horizon Pharma, Inc. (a)(d)	138,294	$ 349,884
Impax Laboratories, Inc. (a)	190,343	3,879,190
Jazz Pharmaceuticals PLC (a)(d)	148,299	13,004,339
Lannett Co., Inc. (a)	42,561	564,359
Mallinckrodt PLC (a)(d)	170,696	7,450,880
Nektar Therapeutics (a)	336,642	4,100,300
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	103,859
NuPathe, Inc. (a)(d)	56,740	150,928
Ocera Therapeutics, Inc. (a)	3,249	25,570
Omeros Corp. (a)(d)	70,534	354,786
Optimer Pharmaceuticals, Inc. (a)(d)	149,996	1,876,450
Pacira Pharmaceuticals, Inc. (a)(d)	63,891	2,314,132
Pain Therapeutics, Inc.	127,482	335,278
Pernix Therapeutics Holdings, Inc. (a)(d)	25,474	69,799
Pozen, Inc. (a)	81,989	423,883
Questcor Pharmaceuticals, Inc.	170,889	11,394,879
Repros Therapeutics, Inc. (a)(d)	63,223	1,336,534
Sagent Pharmaceuticals, Inc. (a)(d)	44,411	979,707
Salix Pharmaceuticals Ltd. (a)(d)	151,153	10,118,182
Santarus, Inc. (a)(d)	169,426	3,815,474
SciClone Pharmaceuticals, Inc. (a)(d)	150,801	791,705
Sucampo Pharmaceuticals, Inc. Class A (a)	117,975	698,412
Supernus Pharmaceuticals, Inc. (a)(d)	40,527	268,289
The Medicines Company (a)(d)	180,619	5,709,367
TherapeuticsMD, Inc. (a)(d)	98,014	203,869
Transcept Pharmaceuticals, Inc. (a)(d)	34,975	94,083
Ventrus Biosciences, Inc. (a)	45,264	114,065
ViroPharma, Inc. (a)(d)	191,994	5,788,619
VIVUS, Inc. (a)(d)	300,396	3,763,962
Warner Chilcott PLC	512,584	10,994,927
XenoPort, Inc. (a)(d)	139,753	683,392
Zogenix, Inc. (a)(d)	203,253	345,530
		123,059,061
TOTAL HEALTH CARE		1,179,993,356
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.5%
AAR Corp.	128,048	3,212,724
AeroVironment, Inc. (a)(d)	58,230	1,275,819
Alliant Techsystems, Inc.	90,514	8,758,135
American Science & Engineering, Inc.	23,785	1,340,998
API Technologies Corp. (a)	67,799	185,769
Arotech Corp. (a)	21,565	40,327
Ascent Solar Technologies, Inc. (a)(d)	112,670	94,643
Astronics Corp. (a)	31,387	1,460,437
Astrotech Corp. (a)	39,511	30,819

	Shares	Value
BE Aerospace, Inc. (a)	305,572	$ 20,836,955
Breeze Industrial Products Corp. (a)	10,964	97,251
CPI Aerostructures, Inc. (a)(d)	13,911	159,698
Cubic Corp.	61,480	3,086,911
Curtiss-Wright Corp.	138,361	5,777,955
DigitalGlobe, Inc. (a)(d)	214,840	6,488,168
Ducommun, Inc. (a)	28,671	749,747
Engility Holdings, Inc. (a)(d)	53,148	1,788,962
Erickson Air-Crane, Inc. (a)(d)	13,210	202,377
Esterline Technologies Corp. (a)	89,888	6,857,556
Exelis, Inc.	556,702	8,189,086
GenCorp, Inc. (non-vtg.) (a)(d)	181,520	2,735,506
HEICO Corp. (d)	59,150	3,696,875
HEICO Corp. Class A	112,474	5,205,297
Hexcel Corp. (a)	293,039	10,423,397
Huntington Ingalls Industries, Inc.	148,431	9,398,651
Innovative Solutions & Support, Inc. (d)	34,266	256,652
KEYW Holding Corp. (a)(d)	83,166	959,736
Kratos Defense & Security Solutions, Inc. (a)	148,815	1,255,999
LMI Aerospace, Inc. (a)(d)	30,162	364,659
Micronet Enertec Technologies, Inc. (a)	8,571	46,969
Moog, Inc. Class A (a)	136,201	6,919,011
National Presto Industries, Inc. (d)	12,954	893,567
Orbital Sciences Corp. (a)(d)	180,457	3,132,734
SIFCO Industries, Inc.	1,004	19,357
Sparton Corp. (a)(d)	27,651	519,009
Spirit AeroSystems Holdings, Inc. Class A (a)	317,821	7,176,398
Sypris Solutions, Inc.	19,374	59,866
Taser International, Inc. (a)	148,024	1,722,999
Teledyne Technologies, Inc. (a)	112,085	8,649,599
TransDigm Group, Inc. (d)	132,031	18,088,247
Triumph Group, Inc.	149,451	10,755,988
		162,914,853
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	167,461	1,073,425
Atlas Air Worldwide Holdings, Inc. (a)(d)	76,158	3,518,500
Echo Global Logistics, Inc. (a)	43,550	942,858
Forward Air Corp.	91,957	3,386,776
Hub Group, Inc. Class A (a)(d)	107,797	4,004,659
Pacer International, Inc. (a)(d)	104,856	642,767
Park-Ohio Holdings Corp. (a)	26,378	911,887
Radiant Logistics, Inc. (a)	37,185	68,792
UTI Worldwide, Inc. (d)	310,406	5,124,803
XPO Logistics, Inc. (a)(d)	81,201	1,864,375
		21,538,842
Airlines - 1.1%
Alaska Air Group, Inc.	203,923	11,546,120
Allegiant Travel Co. (d)	45,342	4,285,272
Delta Air Lines, Inc.	2,467,080	48,675,488
Hawaiian Holdings, Inc. (a)(d)	198,497	1,389,479
JetBlue Airways Corp. (a)(d)	689,636	4,241,261
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc. (a)	113,680	$ 1,269,806
SkyWest, Inc.	151,170	1,948,581
Spirit Airlines, Inc. (a)	211,254	6,584,787
U.S. Airways Group, Inc. (a)(d)	550,205	8,891,313
United Continental Holdings, Inc. (a)	1,034,845	29,451,689
		118,283,796
Building Products - 0.8%
A.O. Smith Corp. (d)	223,055	9,379,463
AAON, Inc. (d)	82,395	1,921,451
American Woodmark Corp. (a)(d)	29,451	1,026,956
Apogee Enterprises, Inc. (d)	83,503	2,329,734
Armstrong World Industries, Inc. (a)(d)	63,324	3,075,013
Builders FirstSource, Inc. (a)	172,637	980,578
Fortune Brands Home & Security, Inc.	488,912	18,011,518
Gibraltar Industries, Inc. (a)	85,219	1,097,621
Griffon Corp.	134,430	1,482,763
Insteel Industries, Inc.	51,506	823,581
Lennox International, Inc.	130,229	8,940,221
NCI Building Systems, Inc. (a)	62,726	751,457
Nortek, Inc. (a)	47,190	3,159,371
Owens Corning (a)	336,450	12,596,688
Patrick Industries, Inc. (a)	28,942	783,749
PGT, Inc. (a)(d)	97,268	990,188
Ply Gem Holdings, Inc. (d)	50,893	780,699
Quanex Building Products Corp. (d)	116,567	1,939,675
Simpson Manufacturing Co. Ltd. (d)	121,872	3,810,937
Trex Co., Inc. (a)(d)	47,512	2,103,356
Universal Forest Products, Inc.	62,007	2,321,542
USG Corp. (a)(d)	262,634	6,129,878
		84,436,439
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	15,484	330,119
ABM Industries, Inc.	154,705	3,736,126
ACCO Brands Corp. (a)(d)	340,582	2,244,435
Acme United Corp.	1,357	19,093
Acorn Energy, Inc. (d)	65,930	395,580
Amrep Corp. (a)	2,745	27,532
ARC Document Solutions, Inc. (a)	103,685	442,735
Avalon Holdings Corp. Class A (a)	128	609
Casella Waste Systems, Inc. Class A (a)	94,671	498,916
CECO Environmental Corp. (d)	92,175	1,227,771
Cenveo, Inc. (a)(d)	175,472	491,322
Clean Harbors, Inc. (a)(d)	160,221	9,105,359
Command Security Corp. (a)	4,127	5,406
CompX International, Inc. Class A	729	10,111
Consolidated Graphics, Inc. (a)(d)	28,556	1,527,746
Copart, Inc. (a)	314,681	9,997,415
Courier Corp.	28,388	442,853
Covanta Holding Corp. (d)	381,468	8,060,419
Deluxe Corp. (d)	145,615	5,729,950

	Shares	Value
Ecology & Environment, Inc. Class A	5,634	$ 65,016
EnerNOC, Inc. (a)(d)	71,039	1,030,776
Ennis, Inc.	73,201	1,303,710
Food Technology Service, Inc. (a)	11,431	71,444
Fuel Tech, Inc. (a)	72,552	278,600
G&K Services, Inc. Class A	60,363	3,105,073
Healthcare Services Group, Inc. (d)	212,161	5,136,418
Heritage-Crystal Clean, Inc. (a)	21,398	325,036
Herman Miller, Inc.	171,879	4,377,758
HNI Corp.	132,463	4,434,861
Hudson Technologies, Inc. (a)(d)	33,341	64,015
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	25,943
InnerWorkings, Inc. (a)(d)	95,061	976,276
Interface, Inc.	166,175	2,934,651
Intersections, Inc.	42,827	391,867
KAR Auction Services, Inc.	271,999	7,246,053
Kimball International, Inc. Class B	76,201	749,818
Knoll, Inc.	138,345	2,106,994
McGrath RentCorp.	70,537	2,333,364
Metalico, Inc. (a)(d)	92,179	118,911
Mine Safety Appliances Co.	92,699	4,461,603
Mobile Mini, Inc. (a)(d)	116,684	3,544,860
Multi-Color Corp.	37,086	1,161,904
NL Industries, Inc.	19,361	211,616
Performant Financial Corp.	87,212	944,506
Perma-Fix Environmental Services, Inc. (a)	121,671	58,402
Quad/Graphics, Inc.	79,159	2,480,843
R.R. Donnelley & Sons Co. (d)	529,792	8,836,931
Rollins, Inc.	204,124	5,052,069
Schawk, Inc. Class A	27,510	343,875
Standard Parking Corp. (a)	45,771	1,018,405
Standard Register Co. (a)(d)	7,636	79,796
Steelcase, Inc. Class A (d)	227,588	3,304,578
Swisher Hygiene, Inc. (Canada) (a)(d)	364,761	302,752
Team, Inc. (a)(d)	57,988	2,261,532
Tetra Tech, Inc. (a)	190,698	4,344,100
The Brink's Co.	144,676	3,736,981
TMS International Corp.	40,141	698,855
TRC Companies, Inc. (a)	38,382	280,956
UniFirst Corp.	46,300	4,439,244
United Stationers, Inc. (d)	118,674	4,716,105
US Ecology, Inc.	55,220	1,551,130
Versar, Inc. (a)	11,390	57,861
Viad Corp.	61,824	1,395,368
Virco Manufacturing Co. (a)	4,818	11,178
Waste Connections, Inc.	363,491	15,397,479
West Corp.	62,941	1,376,520
		153,439,530
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)(d)	294,165	8,569,026
Aegion Corp. (a)(d)	119,570	2,558,798
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Ameresco, Inc. Class A (a)(d)	51,788	$ 443,305
Argan, Inc.	26,398	468,565
Chicago Bridge & Iron Co. NV	309,998	18,547,180
Comfort Systems U.S.A., Inc.	107,183	1,618,463
Dycom Industries, Inc. (a)	99,803	2,535,994
EMCOR Group, Inc.	196,626	7,391,171
Foster Wheeler AG (a)(d)	294,268	6,821,132
Furmanite Corp. (a)	113,534	1,018,400
Goldfield Corp.	60,575	109,035
Granite Construction, Inc. (d)	106,026	3,002,656
Great Lakes Dredge & Dock Corp. (d)	172,950	1,163,954
Integrated Electrical Services, Inc. (a)	32,747	142,777
KBR, Inc.	432,210	12,905,791
Layne Christensen Co. (a)(d)	55,964	1,063,876
MasTec, Inc. (a)(d)	175,283	5,573,999
Michael Baker Corp.	25,008	1,011,324
MYR Group, Inc. (a)	65,914	1,444,835
Northwest Pipe Co. (a)	26,412	753,798
Orion Marine Group, Inc. (a)	79,780	783,440
Pike Electric Corp.	85,970	954,267
Primoris Services Corp.	107,760	2,422,445
Sterling Construction Co., Inc. (a)	38,185	370,013
Tutor Perini Corp. (a)(d)	104,413	2,002,641
UniTek Global Services, Inc. (a)	33,766	53,013
URS Corp.	224,815	11,132,839
Willdan Group, Inc. (a)	13,349	49,525
		94,912,262
Electrical Equipment - 1.4%
Active Power, Inc. (a)	47,662	168,723
Acuity Brands, Inc. (d)	127,867	10,932,629
Allied Motion Technologies, Inc.	14,531	127,146
Altair Nanotechnologies, Inc. (a)(d)	24,072	57,291
American Superconductor Corp. (a)(d)	131,395	311,406
AMETEK, Inc. (d)	700,128	30,049,494
AZZ, Inc.	73,976	2,777,059
Babcock & Wilcox Co.	326,009	10,103,019
Brady Corp. Class A (d)	138,519	4,571,127
Broadwind Energy, Inc. (a)	35,083	206,288
Capstone Turbine Corp. (a)(d)	961,624	1,067,403
Coleman Cable, Inc.	32,333	615,620
Digital Power Corp. (a)	4,959	3,011
Ecotality, Inc. (a)	70,049	18,913
Encore Wire Corp.	53,748	2,027,912
EnerSys (d)	145,464	7,459,394
Enphase Energy, Inc. (a)(d)	40,205	252,889
Espey Manufacturing & Electronics Corp.	2,487	70,531
Franklin Electric Co., Inc. (d)	116,350	4,179,292
FuelCell Energy, Inc. (a)(d)	446,752	553,972
Generac Holdings, Inc. (d)	198,871	7,873,303
General Cable Corp. (d)	149,667	4,569,334
Global Power Equipment Group, Inc.	46,800	869,544

	Shares	Value
GrafTech International Ltd. (a)(d)	371,614	$ 2,906,021
Hubbell, Inc. Class B	155,845	15,796,449
II-VI, Inc. (a)(d)	162,506	3,133,116
Lime Energy Co. (a)(d)	31,271	18,137
LSI Industries, Inc.	51,035	343,976
MagneTek, Inc. (a)	6,645	117,617
Ocean Power Technologies, Inc. (a)(d)	24,836	39,986
Orion Energy Systems, Inc. (a)	65,072	225,149
Plug Power, Inc. (a)(d)	121,267	64,272
Polypore International, Inc. (a)(d)	135,946	5,811,692
Powell Industries, Inc. (a)(d)	28,189	1,486,406
Power Solutions International, Inc. (a)(d)	14,205	747,751
PowerSecure International, Inc. (a)(d)	56,033	860,107
Preformed Line Products Co.	7,217	497,468
Real Goods Solar, Inc. Class A (a)(d)	28,373	53,341
Regal-Beloit Corp.	130,143	8,290,109
Revolution Lighting Technologies, Inc. (a)(d)	86,571	225,085
Sensata Technologies Holding BV (a)	375,465	13,997,335
SL Industries, Inc.	10,551	247,949
SolarCity Corp.	35,345	1,107,712
Thermon Group Holdings, Inc. (a)(d)	53,241	1,102,089
Ultralife Corp. (a)	43,594	158,682
Universal Security Instruments, Inc. (a)	4,000	18,200
Vicor Corp. (a)	52,357	408,908
Zbb Energy Corp. (a)(d)	174,198	33,777
		146,556,634
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	183,900	12,247,740
Raven Industries, Inc. (d)	109,098	3,186,753
		15,434,493
Machinery - 3.6%
Accuride Corp. (a)(d)	132,658	695,128
Actuant Corp. Class A (d)	210,825	7,530,669
Adept Technology, Inc. (a)	2,678	11,087
AGCO Corp. (d)	283,481	16,033,685
Alamo Group, Inc.	26,680	1,210,205
Albany International Corp. Class A	85,951	2,773,639
Altra Holdings, Inc.	79,668	1,979,750
American Railcar Industries, Inc. (d)	25,287	894,401
Ampco-Pittsburgh Corp.	25,813	420,236
Art's-Way Manufacturing Co., Inc.	9,831	68,817
Astec Industries, Inc.	65,899	2,277,469
Barnes Group, Inc.	138,294	4,324,453
Blount International, Inc. (a)(d)	140,734	1,633,922
Briggs & Stratton Corp.	136,429	2,604,430
Chart Industries, Inc. (a)(d)	88,826	10,142,153
Chicago Rivet & Machine Co.	772	20,744
CIRCOR International, Inc.	52,877	3,039,899
CLARCOR, Inc. (d)	153,973	8,246,794
Colfax Corp. (a)	248,863	12,963,274
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,346,723
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	67,579	$ 473,729
Crane Co.	137,194	7,876,308
Donaldson Co., Inc.	402,878	14,197,421
Douglas Dynamics, Inc. (d)	59,019	829,807
Dynamic Materials Corp.	39,486	870,271
Eastern Co.	11,293	187,803
Energy Recovery, Inc. (a)(d)	121,307	619,879
EnPro Industries, Inc. (a)(d)	60,790	3,463,814
ESCO Technologies, Inc. (d)	80,010	2,452,307
ExOne Co. (d)	16,059	1,100,202
Federal Signal Corp. (a)	187,805	2,191,684
Flow International Corp. (a)	102,629	345,860
FreightCar America, Inc.	47,091	846,696
Global Brass & Copper Holdings, Inc.	23,047	455,178
Gorman-Rupp Co.	41,788	1,461,326
Graco, Inc. (d)	177,185	12,312,586
Graham Corp.	29,585	1,020,978
Greenbrier Companies, Inc. (a)(d)	69,791	1,575,183
Hardinge, Inc.	28,207	408,719
Harsco Corp. (d)	232,775	5,477,196
Hurco Companies, Inc.	14,365	395,181
Hyster-Yale Materials Handling Class A	24,122	1,823,864
IDEX Corp.	237,381	14,093,310
ITT Corp.	255,390	8,389,562
John Bean Technologies Corp.	85,902	1,882,113
Kadant, Inc.	32,033	995,265
Kaydon Corp.	94,019	2,674,841
Kennametal, Inc. (d)	225,088	9,570,742
Key Technology, Inc. (a)	12,346	164,325
L.B. Foster Co. Class A	28,545	1,210,879
Lincoln Electric Holdings, Inc.	241,239	15,084,675
Lindsay Corp. (d)	41,554	3,158,935
Lydall, Inc. (a)	39,995	621,122
Manitex International, Inc. (a)(d)	28,579	287,505
Manitowoc Co., Inc. (d)	379,603	7,584,468
Meritor, Inc. (a)	288,255	2,147,500
MFRI, Inc. (a)	13,428	136,697
Middleby Corp. (a)	55,698	10,356,486
Miller Industries, Inc.	29,446	471,725
Mueller Industries, Inc.	82,438	4,413,731
Mueller Water Products, Inc. Class A	470,250	3,550,388
Navistar International Corp. (a)(d)	231,303	7,926,754
NN, Inc.	44,411	613,316
Nordson Corp. (d)	165,248	11,013,779
Omega Flex, Inc.	5,411	100,104
Oshkosh Truck Corp. (a)(d)	254,836	11,447,233
PMFG, Inc. (a)(d)	42,899	296,861
Proto Labs, Inc. (a)(d)	27,953	1,985,781
RBC Bearings, Inc. (a)	69,711	4,163,838
Rexnord Corp. (a)	117,566	2,256,092
SPX Corp.	133,667	9,896,705

	Shares	Value
Standex International Corp.	37,196	$ 1,985,894
Sun Hydraulics Corp. (d)	76,133	2,332,715
Taylor Devices, Inc. (a)	3,820	33,463
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	49,815	481,711
Tennant Co.	55,361	2,843,895
Terex Corp. (a)(d)	322,173	9,343,017
The L.S. Starrett Co. Class A	14,574	152,007
Timken Co.	228,293	12,798,106
Titan International, Inc. (d)	154,261	2,505,199
Toro Co. (d)	171,446	9,054,063
TriMas Corp. (a)	95,921	3,370,664
Trinity Industries, Inc. (d)	228,629	9,652,716
Twin Disc, Inc.	22,386	590,767
Valmont Industries, Inc. (d)	67,833	9,154,742
Wabash National Corp. (a)(d)	208,685	2,174,498
WABCO Holdings, Inc. (a)	182,305	14,217,967
Wabtec Corp. (d)	281,805	16,491,229
Watts Water Technologies, Inc. Class A (d)	86,173	4,464,623
Woodward, Inc.	174,638	6,734,041
WSI Industries, Inc.	5,668	37,919
Xerium Technologies, Inc. (a)	31,820	343,656
		383,861,094
Marine - 0.2%
Baltic Trading Ltd.	60,265	267,577
Eagle Bulk Shipping, Inc. (a)(d)	42,249	150,829
Genco Shipping & Trading Ltd. (a)(d)	119,131	337,141
International Shipholding Corp.	22,466	535,814
Kirby Corp. (a)(d)	159,770	12,850,301
Matson, Inc. (d)	120,301	3,203,616
Rand Logistics, Inc. (a)(d)	30,737	161,369
		17,506,647
Professional Services - 1.2%
Acacia Research Corp. (d)	147,131	3,232,468
Advisory Board Co. (a)(d)	106,515	5,833,827
Barrett Business Services, Inc.	19,132	1,229,614
CBIZ, Inc. (a)(d)	163,829	1,122,229
CDI Corp.	28,095	380,968
Corporate Executive Board Co. (d)	99,567	6,455,924
CRA International, Inc. (a)	24,437	437,422
CTPartners Executive Search, Inc. (a)	10,063	51,623
DLH Holdings Corp. (a)	2,300	1,978
Dolan Co. (a)	73,005	164,261
Exponent, Inc.	40,644	2,647,144
Franklin Covey Co. (a)	36,884	579,448
FTI Consulting, Inc. (a)(d)	116,706	3,902,649
GP Strategies Corp. (a)	59,546	1,502,941
Heidrick & Struggles International, Inc.	47,268	711,383
Hill International, Inc. (a)	70,728	207,940
Hudson Global, Inc. (a)(d)	73,448	201,248
Huron Consulting Group, Inc. (a)	69,041	3,286,352
ICF International, Inc. (a)	57,847	1,902,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)(d)	145,661	$ 15,607,576
Innovaro, Inc. (a)	10,333	1,292
Insperity, Inc.	68,729	2,192,455
Kelly Services, Inc. Class A (non-vtg.)	84,328	1,534,770
Kforce, Inc.	104,013	1,692,292
Korn/Ferry International (a)	142,199	2,518,344
Lightbridge Corp. (a)(d)	24,428	42,260
Luna Innovations, Inc. (a)	26,569	33,211
Manpower, Inc.	222,488	14,428,347
Mastech Holdings, Inc.	2,512	28,134
MISTRAS Group, Inc. (a)	47,257	861,495
National Technical Systems, Inc. (a)(d)	19,600	447,664
Navigant Consulting, Inc. (a)	153,311	2,092,695
Odyssey Marine Exploration, Inc. (a)(d)	239,959	693,482
On Assignment, Inc. (a)	129,224	3,898,688
Pendrell Corp. (a)(d)	486,872	934,794
RCM Technologies, Inc.	26,829	152,120
Resources Connection, Inc.	127,759	1,563,770
RPX Corp. (a)	74,753	1,172,875
Spherix, Inc. (a)	26	303
Towers Watson & Co.	163,502	13,448,040
TrueBlue, Inc. (a)	118,428	2,880,169
Verisk Analytics, Inc. (a)	425,799	26,476,182
VSE Corp.	11,665	525,392
WageWorks, Inc. (a)	83,870	3,500,734
		130,579,091
Road & Rail - 1.1%
AMERCO	22,290	3,646,644
Arkansas Best Corp. (d)	71,109	1,769,192
Avis Budget Group, Inc. (a)(d)	307,740	8,238,200
Celadon Group, Inc.	66,150	1,199,961
Con-way, Inc. (d)	166,260	6,916,416
Covenant Transport Group, Inc. Class A (a)	20,231	108,236
Genesee & Wyoming, Inc. Class A (a)(d)	142,436	12,332,109
Heartland Express, Inc. (d)	171,278	2,384,190
Hertz Global Holdings, Inc. (a)	1,158,660	27,842,600
J.B. Hunt Transport Services, Inc.	264,842	19,068,624
Knight Transportation, Inc.	179,480	2,921,934
Landstar System, Inc.	138,277	7,556,838
Marten Transport Ltd.	92,034	1,628,081
Old Dominion Freight Lines, Inc. (a)	201,651	8,755,686
P.A.M. Transportation Services, Inc.	12,026	164,636
Patriot Transportation Holding, Inc. (a)	15,144	469,767
Quality Distribution, Inc. (a)	84,923	778,744
Roadrunner Transportation Systems, Inc. (a)	69,445	1,883,348
Saia, Inc. (a)	75,529	2,266,625
Swift Transporation Co. (a)(d)	237,604	4,267,368
U.S.A. Truck, Inc. (a)	17,441	94,879
Universal Truckload Services, Inc.	18,107	456,296

	Shares	Value
Werner Enterprises, Inc. (d)	129,421	$ 2,981,860
YRC Worldwide, Inc. (a)(d)	32,458	552,435
		118,284,669
Trading Companies & Distributors - 1.0%
Aceto Corp.	75,715	1,113,011
AeroCentury Corp. (a)(d)	740	14,941
Air Lease Corp. Class A (d)	221,597	5,717,203
Aircastle Ltd.	191,299	3,118,174
Applied Industrial Technologies, Inc. (d)	121,157	5,769,496
Beacon Roofing Supply, Inc. (a)(d)	139,994	5,085,982
BlueLinx Corp. (a)(d)	73,361	120,312
CAI International, Inc. (a)(d)	44,776	981,490
DXP Enterprises, Inc. (a)	33,811	2,298,472
Edgen Group, Inc. Class A (a)	102,312	754,039
Essex Rental Corp. (a)(d)	27,827	112,978
GATX Corp.	140,877	6,376,093
H&E Equipment Services, Inc. (d)	85,096	2,049,112
HD Supply Holdings, Inc. (a)	183,647	4,176,133
Houston Wire & Cable Co.	39,527	494,878
Kaman Corp. (d)	80,913	2,848,138
Lawson Products, Inc. (a)	23,255	260,456
MRC Global, Inc. (a)	295,722	7,762,703
MSC Industrial Direct Co., Inc. Class A (d)	138,094	10,495,144
Rush Enterprises, Inc. Class A (a)(d)	96,747	2,421,577
TAL International Group, Inc.	96,112	4,113,594
Textainer Group Holdings Ltd. (d)	56,757	1,978,549
Titan Machinery, Inc. (a)(d)	53,212	934,403
Transcat, Inc. (a)	4,695	41,363
United Rentals, Inc. (a)(d)	272,978	14,951,005
Watsco, Inc. (d)	84,950	7,628,510
WESCO International, Inc. (a)(d)	123,140	9,084,038
Willis Lease Finance Corp. (a)	19,324	271,309
		100,973,103
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	123,360	2,359,877
TOTAL INDUSTRIALS		1,551,081,330
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.1%
ADTRAN, Inc. (d)	169,587	4,090,438
Alliance Fiber Optic Products, Inc. (d)	16,947	627,547
Ambient Corp. (a)(d)	4,086	8,785
American Electric Technologies, Inc. (a)	1,200	8,436
Anaren, Inc. (a)	53,781	1,321,937
Arris Group, Inc. (a)	358,694	5,620,735
Aruba Networks, Inc. (a)(d)	319,406	5,311,722
Aviat Networks, Inc. (a)	167,167	424,604
Aware, Inc.	13,571	67,719
Bel Fuse, Inc. Class B (non-vtg.)	23,302	419,436
Black Box Corp.	57,867	1,537,526
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	1,319,668	$ 9,765,543
CalAmp Corp. (a)(d)	90,071	1,476,264
Calix Networks, Inc. (a)	101,619	1,305,804
Ciena Corp. (a)(d)	296,624	5,908,750
Clearfield, Inc. (a)	30,042	378,529
ClearOne, Inc. (a)	5,738	47,052
Communications Systems, Inc.	7,926	95,746
Comtech Telecommunications Corp.	62,000	1,486,140
Digi International, Inc. (a)	61,307	569,542
EchoStar Holding Corp. Class A (a)	120,575	4,854,350
EMCORE Corp. (a)(d)	83,286	323,983
Emulex Corp. (a)	269,759	1,942,265
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,086,597
Finisar Corp. (a)(d)	277,056	5,671,336
Globecomm Systems, Inc. (a)(d)	70,165	975,294
Harmonic, Inc. (a)	331,637	2,344,674
Infinera Corp. (a)(d)	331,052	3,068,852
InterDigital, Inc. (d)	119,090	4,232,459
Ixia (a)(d)	158,794	2,305,689
KVH Industries, Inc. (a)(d)	40,349	514,853
Lantronix, Inc. (a)	2,994	4,371
Meru Networks, Inc. (a)(d)	44,480	153,456
NETGEAR, Inc. (a)(d)	111,096	3,215,118
NumereX Corp. Class A (a)	29,504	303,596
Oclaro, Inc. (a)(d)	227,355	243,270
Oplink Communications, Inc. (a)	53,725	998,748
Optical Cable Corp.	11,466	49,762
Palo Alto Networks, Inc. (a)(d)	96,270	4,622,885
Parkervision, Inc. (a)(d)	254,642	842,865
PC-Tel, Inc.	44,393	360,471
Performance Technologies, Inc. (a)	30,172	82,973
Plantronics, Inc.	128,955	5,570,856
Polycom, Inc. (a)(d)	502,431	4,989,140
Procera Networks, Inc. (a)(d)	56,021	725,472
Relm Wireless Corp. (a)	22,872	59,467
Riverbed Technology, Inc. (a)(d)	469,015	7,241,592
Ruckus Wireless, Inc. (d)	20,502	278,622
ShoreTel, Inc. (a)	171,220	840,690
Sonus Networks, Inc. (a)(d)	833,413	2,875,275
Symmetricom, Inc. (a)	89,223	433,624
Technical Communications Corp.	2,835	18,484
Tellabs, Inc.	991,152	2,200,357
Tessco Technologies, Inc.	20,333	641,709
Ubiquiti Networks, Inc.	48,493	1,700,165
ViaSat, Inc. (a)(d)	119,817	7,635,937
Westell Technologies, Inc. Class A (a)	132,720	394,178
Zhone Technologies, Inc. (a)	84,494	217,150
Zoom Technologies, Inc. (a)(d)	47,286	12,956
		114,505,796

	Shares	Value
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	270,574	$ 13,907,504
Avid Technology, Inc. (a)	81,592	439,781
Concurrent Computer Corp.	24,916	190,857
Cray, Inc. (a)(d)	111,322	2,722,936
Crossroads Systems, Inc. (a)	24,612	40,118
Datalink Corp. (a)(d)	62,850	823,964
Dataram Corp. (a)	3,942	11,314
Diebold, Inc.	183,175	5,180,189
Dot Hill Systems Corp. (a)	145,608	327,618
Electronics for Imaging, Inc. (a)	141,928	4,155,652
Fusion-io, Inc. (a)(d)	200,521	2,143,569
Hauppauge Digital, Inc. (a)	28,370	15,036
Hutchinson Technology, Inc. (a)(d)	81,684	279,359
iGO, Inc. (a)	5,749	19,029
Imation Corp. (a)	90,514	377,443
Immersion Corp. (a)(d)	91,301	1,165,001
Intermec, Inc. (a)(d)	172,600	1,703,562
Interphase Corp. (a)	11,825	59,125
Intevac, Inc. (a)	59,350	355,507
Lexmark International, Inc. Class A	182,222	6,224,704
NCR Corp. (a)	477,438	16,987,244
Novatel Wireless, Inc. (a)	94,259	273,351
OCZ Technology Group, Inc. (a)(d)	230,345	322,483
Overland Storage, Inc. (a)	57,061	70,185
QLogic Corp. (a)	267,344	2,831,173
Quantum Corp. (a)(d)	702,910	1,012,190
Rimage Corp.	32,359	332,327
Silicon Graphics International Corp. (a)(d)	96,537	1,422,955
STEC, Inc. (a)(d)	102,391	697,283
Super Micro Computer, Inc. (a)(d)	83,607	1,073,514
Synaptics, Inc. (a)(d)	92,875	3,590,548
Transact Technologies, Inc.	18,832	167,228
U.S.A. Technologies, Inc. (a)(d)	79,221	146,559
Xplore Technologies Corp. (a)	5,105	20,471
		69,089,779
Electronic Equipment & Components - 1.9%
ADDvantage Technologies Group, Inc. (a)	11,928	28,866
Advanced Photonix, Inc. Class A (a)	41,087	25,071
Aeroflex Holding Corp. (a)	62,535	438,996
Agilysys, Inc. (a)	46,798	528,349
Anixter International, Inc. (a)(d)	75,658	6,321,982
Arrow Electronics, Inc. (a)(d)	302,655	14,049,245
Audience, Inc. (a)(d)	22,271	232,955
Avnet, Inc.	401,834	15,494,719
AVX Corp.	163,123	2,099,393
Badger Meter, Inc.	45,332	2,043,567
Belden, Inc.	130,297	7,390,446
Benchmark Electronics, Inc. (a)	158,358	3,479,125
CDW Corp. (a)	81,276	1,782,383
Checkpoint Systems, Inc. (a)	118,706	1,741,417
ClearSign Combustion Corp. (a)(d)	18,162	147,294
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Cognex Corp.	120,850	$ 6,886,033
Coherent, Inc.	75,116	4,216,261
Control4 Corp.	13,781	279,479
CTS Corp.	97,836	1,361,877
CUI Global, Inc. (a)	32,828	196,968
Daktronics, Inc.	101,262	1,082,491
Digital Ally, Inc. (a)	4,790	53,648
Dolby Laboratories, Inc. Class A (d)	144,708	4,548,172
DTS, Inc. (a)(d)	52,729	1,057,744
Dynasil Corp. of America (a)	9,408	5,739
Echelon Corp. (a)	76,899	161,488
Electro Rent Corp.	50,058	850,986
Electro Scientific Industries, Inc.	67,517	742,012
eMagin Corp.	60,537	177,979
Fabrinet (a)	78,730	1,099,071
FARO Technologies, Inc. (a)(d)	49,501	1,837,972
FEI Co. (d)	121,713	9,527,694
Frequency Electronics, Inc.	13,041	138,365
Giga-Tronics, Inc. (a)	4,585	6,052
GSI Group, Inc. (a)	10,633	89,636
I. D. Systems Inc. (a)	33,896	212,528
Identive Group, Inc. (a)	118,347	93,494
IEC Electronics Corp. (a)	18,101	67,155
Image Sensing Systems, Inc. (a)	2,863	20,012
Ingram Micro, Inc. Class A (a)	442,310	9,775,051
Insight Enterprises, Inc. (a)	134,113	2,562,899
Intelli-Check, Inc. (a)(d)	25,728	15,180
IntriCon Corp. (a)	1,667	6,618
InvenSense, Inc. (a)(d)	102,444	1,830,674
IPG Photonics Corp. (d)	82,850	4,454,016
Iteris, Inc. (a)	52,448	94,931
Itron, Inc. (a)(d)	117,181	4,389,600
KEMET Corp. (a)(d)	129,653	531,577
KEY Tronic Corp. (a)	23,864	236,492
LGL Group, Inc. (a)	3,009	17,181
LGL Group, Inc. warrants 8/6/18 (a)	15,045	1,505
LightPath Technologies, Inc. Class A (a)(d)	13,246	18,942
Littelfuse, Inc.	66,654	4,917,066
LoJack Corp. (a)	47,516	151,101
LRAD Corp. (a)	62,271	94,652
Maxwell Technologies, Inc. (a)(d)	96,283	851,142
Measurement Specialties, Inc. (a)	46,231	2,188,576
Mercury Systems, Inc. (a)(d)	90,243	787,821
Mesa Laboratories, Inc.	6,514	423,801
Methode Electronics, Inc. Class A	104,602	2,498,942
MicroVision, Inc. (a)	62,948	134,709
MOCON, Inc.	7,499	107,311
MTS Systems Corp.	46,468	2,795,980
Multi-Fineline Electronix, Inc. (a)	21,997	331,275
Napco Security Technolgies, Inc. (a)	17,472	87,011
National Instruments Corp. (d)	281,743	7,818,368

	Shares	Value
Navarre Corp. (a)(d)	81,755	$ 279,602
Neonode, Inc. (a)(d)	65,768	437,357
NetList, Inc. (a)(d)	52,442	41,429
Newport Corp. (a)	112,428	1,724,646
OSI Systems, Inc. (a)	54,365	3,952,336
Par Technology Corp. (a)	27,309	117,975
Parametric Sound Corp. (a)(d)	12,840	204,413
Park Electrochemical Corp.	53,792	1,433,019
PC Connection, Inc.	46,557	691,371
PC Mall, Inc. (a)	21,739	212,825
Perceptron, Inc.	25,360	267,802
Planar Systems, Inc. (a)	44,256	81,874
Plexus Corp. (a)	100,450	3,288,733
Pulse Electronics Corp. (a)(d)	9,108	36,523
RadiSys Corp. (a)	67,810	229,876
RealD, Inc. (a)(d)	124,761	1,021,793
Research Frontiers, Inc. (a)(d)	45,641	195,800
RF Industries Ltd.	13,982	87,527
Richardson Electronics Ltd.	36,856	405,416
Rofin-Sinar Technologies, Inc. (a)	86,601	1,947,656
Rogers Corp. (a)	53,596	2,972,970
Sanmina Corp. (a)	242,216	3,940,854
ScanSource, Inc. (a)	84,661	2,622,798
Sigmatron International, Inc. (a)	762	3,292
Superconductor Technologies, Inc. (a)	11,800	18,290
SYNNEX Corp. (a)(d)	80,422	3,820,849
Tech Data Corp. (a)	116,935	5,748,525
Trimble Navigation Ltd. (a)(d)	752,541	19,001,660
TTM Technologies, Inc. (a)	153,011	1,459,725
Uni-Pixel, Inc. (a)(d)	29,629	575,099
Universal Display Corp. (a)(d)	118,550	4,103,016
Viasystems Group, Inc. (a)	12,420	175,370
Vishay Intertechnology, Inc. (a)(d)	392,951	4,813,650
Vishay Precision Group, Inc. (a)(d)	29,699	419,647
Wayside Technology Group, Inc.	460	5,860
Wireless Telecom Group, Inc. (a)	11,376	19,908
Zygo Corp. (a)	47,625	657,701
		204,656,272
Internet Software & Services - 2.8%
Active Network, Inc. (a)(d)	109,841	1,076,442
Angie's List, Inc. (a)(d)	99,927	2,094,470
AOL, Inc. (d)	226,309	7,452,355
Autobytel, Inc. (a)	18,975	111,763
Bankrate, Inc. (a)(d)	117,310	2,017,732
Bazaarvoice, Inc. (a)(d)	118,397	1,266,848
Blucora, Inc. (a)(d)	120,381	2,410,028
Bridgeline Digital, Inc. (a)(d)	24,241	24,241
Brightcove, Inc. (a)(d)	42,905	401,162
BroadVision, Inc. (a)	7,417	75,505
Carbonite, Inc. (a)	42,143	649,002
ChannelAdvisor Corp. (a)(d)	19,146	586,251
comScore, Inc. (a)	102,141	2,909,997
Constant Contact, Inc. (a)(d)	93,209	1,783,088
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc. (a)(d)	93,065	$ 4,793,778
CoStar Group, Inc. (a)(d)	79,524	11,810,109
Crexendo, Inc. (a)	12,555	40,176
DealerTrack Holdings, Inc. (a)(d)	135,249	5,354,508
Demand Media, Inc. (a)(d)	122,276	792,348
Demandware, Inc. (a)(d)	25,020	1,052,842
Dice Holdings, Inc. (a)(d)	145,947	1,215,739
Digital River, Inc. (a)	103,713	1,792,161
E2open, Inc. (a)(d)	18,146	367,094
EarthLink, Inc.	353,573	1,739,579
eGain Communications Corp. (a)(d)	32,997	445,460
Equinix, Inc. (a)(d)	144,402	25,088,403
Facebook, Inc. Class A (a)(d)	1,624,692	67,067,286
Global Eagle Entertainment, Inc. (a)(d)	125,987	1,112,465
GlowPoint, Inc. (a)	51,449	77,688
Gogo, Inc. (d)	38,042	429,875
IAC/InterActiveCorp (d)	220,676	10,832,985
Internap Network Services Corp. (a)(d)	155,466	1,133,347
Internet Media Services, Inc. (a)	7,375	18
Internet Patents Corp. (a)	283	965
IntraLinks Holdings, Inc. (a)	118,223	924,504
Inuvo, Inc. (a)	37,507	43,508
iPass, Inc. (a)	125,462	225,832
j2 Global, Inc. (d)	126,512	6,229,451
Limelight Networks, Inc. (a)	156,398	315,924
LinkedIn Corp. (a)	203,017	48,732,201
Liquidity Services, Inc. (a)(d)	73,422	2,176,228
LivePerson, Inc. (a)	154,763	1,442,391
Local Corp. (a)(d)	49,826	77,230
LogMeIn, Inc. (a)	65,430	1,949,160
LookSmart Ltd. (a)	44,306	28,843
Marchex, Inc. Class B	55,429	379,689
Marin Software, Inc. (d)	23,736	313,315
Marketo, Inc. (d)	17,820	625,126
Mediabistro, Inc. (a)	5,114	8,234
MeetMe, Inc. (a)(d)	65,453	112,579
Millennial Media, Inc. (a)(d)	36,951	242,029
Monster Worldwide, Inc. (a)(d)	344,947	1,552,262
Move, Inc. (a)	113,344	1,643,488
NIC, Inc. (d)	176,641	3,932,029
Onvia.com, Inc. (a)	2,326	12,305
OpenTable, Inc. (a)(d)	65,190	4,859,263
Pandora Media, Inc. (a)(d)	292,017	5,378,953
Perficient, Inc. (a)	101,290	1,633,808
QuinStreet, Inc. (a)	78,393	682,803
Rackspace Hosting, Inc. (a)(d)	321,919	14,428,410
RealNetworks, Inc. (a)	63,414	485,117
Reis, Inc. (a)(d)	22,987	393,767
Responsys, Inc. (a)	88,532	1,270,434
SciQuest, Inc. (a)(d)	49,402	1,027,562
Selectica, Inc. (a)	2,268	12,655

	Shares	Value
Shutterstock, Inc. (d)	15,353	$ 762,123
Spark Networks, Inc. (a)(d)	50,449	351,125
SPS Commerce, Inc. (a)(d)	40,564	2,528,760
Stamps.com, Inc. (a)	52,541	2,200,417
Support.com, Inc. (a)	144,855	744,555
Synacor, Inc. (a)(d)	40,770	106,817
TechTarget, Inc. (a)	30,780	137,279
Textura Corp.	15,620	592,779
TheStreet.com, Inc. (a)	58,323	128,311
Travelzoo, Inc. (a)	22,916	618,961
Tremor Video, Inc.	25,546	203,346
Trulia, Inc. (d)	76,574	3,179,352
United Online, Inc.	296,507	2,327,580
Unwired Planet, Inc. (d)	227,390	420,672
Unwired Planet, Inc. rights (a)	227,390	3,519
ValueClick, Inc. (a)(d)	204,364	4,324,342
Vocus, Inc. (a)(d)	57,794	534,017
Web.com Group, Inc. (a)(d)	85,039	2,399,801
WebMD Health Corp. (a)(d)	146,078	4,589,771
World Energy Solutions, Inc. (a)	2,295	7,505
XO Group, Inc. (a)	69,721	833,863
Xoom Corp. (d)	23,852	641,380
Yelp, Inc. (a)	48,389	2,515,260
YuMe, Inc.	17,622	149,435
Zillow, Inc. (a)(d)	41,766	4,028,331
Zix Corp. (a)	180,557	778,201
		294,252,312
IT Services - 2.4%
Acxiom Corp. (a)(d)	226,895	5,645,148
Alliance Data Systems Corp. (a)(d)	140,547	27,505,048
Amdocs Ltd.	464,691	17,128,510
Analysts International Corp. (a)	4,541	29,017
Blackhawk Network Holdings, Inc. (d)	30,888	757,065
Booz Allen Hamilton Holding Corp. Class A	114,430	2,314,919
Broadridge Financial Solutions, Inc.	349,680	10,406,477
CACI International, Inc. Class A (a)(d)	70,267	4,735,996
Cardtronics, Inc. (a)	135,098	4,686,550
Cass Information Systems, Inc.	27,691	1,453,224
Ciber, Inc. (a)	189,863	691,101
Computer Task Group, Inc. (d)	39,786	711,374
Convergys Corp. (d)	306,627	5,405,834
CoreLogic, Inc. (a)	276,794	7,113,606
CSG Systems International, Inc.	101,506	2,389,451
CSP, Inc.	3,555	25,312
DST Systems, Inc.	81,991	5,851,698
Dynamics Research Corp. (a)	25,485	180,434
Edgewater Technology, Inc. (a)	11,761	64,568
EPAM Systems, Inc. (a)(d)	44,634	1,427,395
Euronet Worldwide, Inc. (a)(d)	139,774	4,801,237
EVERTEC, Inc.	75,469	1,801,445
ExlService Holdings, Inc. (a)	76,938	2,085,789
FleetCor Technologies, Inc. (a)	191,110	19,705,352
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc.	40,505	$ 1,335,855
Gartner, Inc. Class A (a)(d)	275,993	15,999,314
Genpact Ltd. (d)	399,086	7,682,406
Global Cash Access Holdings, Inc. (a)	196,080	1,509,816
Global Payments, Inc.	221,257	10,542,896
Hackett Group, Inc.	102,623	657,813
Heartland Payment Systems, Inc. (d)	103,120	3,810,284
Higher One Holdings, Inc. (a)(d)	93,065	690,542
iGate Corp. (a)	97,307	2,272,118
Information Services Group, Inc. (a)	60,946	209,045
Innodata, Inc. (a)	58,124	158,679
Jack Henry & Associates, Inc.	253,647	12,656,985
Lender Processing Services, Inc.	248,232	7,918,601
Lionbridge Technologies, Inc. (a)	163,491	573,853
ManTech International Corp. Class A	72,705	2,068,457
Mattersight Corp. (a)(d)	15,883	59,561
Maximus, Inc.	198,388	7,441,534
ModusLink Global Solutions, Inc. (a)	101,501	285,218
MoneyGram International, Inc. (a)	60,820	1,232,213
NCI, Inc. Class A (a)	29,120	156,957
NeuStar, Inc. Class A (a)(d)	188,562	9,529,923
Newtek Business Services, Inc. (a)	5,503	13,868
Official Payments Holdings, Inc. (a)	27,138	225,245
PFSweb, Inc. (a)	60,946	310,825
Planet Payment, Inc. (a)	109,491	267,158
PRG-Schultz International, Inc. (a)	64,364	390,689
Sapient Corp. (a)	330,999	4,948,435
ServiceSource International, Inc. (a)	153,327	1,856,790
StarTek, Inc. (a)	22,269	138,290
Sykes Enterprises, Inc. (a)	115,645	1,969,434
Syntel, Inc.	52,484	3,772,025
Teletech Holdings, Inc. (a)	95,903	2,346,746
The Management Network Group, Inc. (a)	2,929	7,879
Unisys Corp. (a)(d)	134,117	3,374,384
Vantiv, Inc. (a)	315,936	8,343,870
VeriFone Systems, Inc. (a)(d)	315,554	6,254,280
Virtusa Corp. (a)	60,259	1,586,017
WEX, Inc. (a)(d)	115,858	9,272,116
WidePoint Corp. (a)	102,981	95,865
WPCS International, Inc. (a)(d)	5,571	18,997
		258,901,533
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	152,778	6,966,677
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)(d)	100,985	1,840,957
AEHR Test Systems (a)	9,000	14,040
Aetrium, Inc. (a)	6,743	2,225
Amkor Technology, Inc. (a)(d)	362,049	1,451,816
Amtech Systems, Inc. (a)	19,914	122,670
ANADIGICS, Inc. (a)(d)	240,051	441,694

	Shares	Value
Applied Micro Circuits Corp. (a)	213,753	$ 2,299,982
Atmel Corp. (a)(d)	1,266,193	9,192,561
ATMI, Inc. (a)	90,303	2,216,939
Avago Technologies Ltd.	638,345	24,582,666
Axcelis Technologies, Inc. (a)	317,596	628,840
AXT, Inc. (a)	91,754	212,869
Brooks Automation, Inc.	194,085	1,707,948
BTU International, Inc. (a)	13,926	42,196
Cabot Microelectronics Corp. (a)(d)	72,370	2,614,004
Cascade Microtech, Inc. (a)	15,468	120,341
Cavium, Inc. (a)(d)	147,888	5,615,307
Ceva, Inc. (a)(d)	66,154	1,199,372
Cirrus Logic, Inc. (a)(d)	186,126	4,187,835
Cohu, Inc.	56,455	560,598
Cree, Inc. (a)(d)	342,990	19,032,515
CVD Equipment Corp. (a)(d)	12,898	144,716
CyberOptics Corp. (a)	9,297	53,458
Cypress Semiconductor Corp. (d)	389,077	4,404,352
Diodes, Inc. (a)(d)	108,797	2,709,045
DSP Group, Inc. (a)	48,701	309,251
Entegris, Inc. (a)	389,320	3,659,608
Entropic Communications, Inc. (a)(d)	256,517	1,072,241
Exar Corp. (a)	135,619	1,657,264
Fairchild Semiconductor International, Inc. (a)	375,247	4,581,766
FormFactor, Inc. (a)	166,247	1,009,119
Freescale Semiconductor Holdings I Ltd. (a)(d)	147,765	2,115,995
GigOptix, Inc. (a)	52,290	54,905
GSI Technology, Inc. (a)	45,956	304,229
GT Advanced Technologies, Inc. (a)(d)	355,304	2,295,264
Hittite Microwave Corp. (a)(d)	84,765	5,184,227
Ikanos Communications, Inc. (a)	170,185	209,328
Inphi Corp. (a)(d)	54,877	698,035
Integrated Device Technology, Inc. (a)(d)	452,674	3,942,791
Integrated Silicon Solution, Inc. (a)(d)	79,011	822,505
Intermolecular, Inc. (a)(d)	45,789	274,276
International Rectifier Corp. (a)(d)	215,723	5,151,465
Intersil Corp. Class A	376,659	3,905,954
Intest Corp.	34,005	135,000
IXYS Corp.	66,867	619,857
Kopin Corp. (a)	161,243	532,102
Kulicke & Soffa Industries, Inc. (a)	219,474	2,427,382
Lattice Semiconductor Corp. (a)	344,944	1,641,933
LTX-Credence Corp. (a)	130,903	531,466
M/A-COM Technology Solutions, Inc. (a)	36,240	592,886
Marvell Technology Group Ltd.	1,256,790	15,219,727
Mattson Technology, Inc. (a)	171,493	368,710
Maxim Integrated Products, Inc. (d)	849,867	23,664,547
MaxLinear, Inc. Class A (a)	67,105	565,024
MEMSIC, Inc. (a)	20,654	86,747
Micrel, Inc.	147,855	1,360,266
Microsemi Corp. (a)	274,251	7,059,221
Mindspeed Technologies, Inc. (a)(d)	116,865	363,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc.	158,546	$ 3,971,577
Monolithic Power Systems, Inc. (d)	91,913	2,814,376
MoSys, Inc. (a)(d)	126,676	461,101
Nanometrics, Inc. (a)(d)	57,481	821,403
NeoPhotonics Corp. (a)	56,859	363,898
NVE Corp. (a)	12,321	607,672
Omnivision Technologies, Inc. (a)(d)	165,713	2,560,266
ON Semiconductor Corp. (a)(d)	1,304,326	9,443,320
PDF Solutions, Inc. (a)	72,364	1,436,425
Peregrine Semiconductor Corp. (d)	18,129	199,600
Pericom Semiconductor Corp. (a)	65,839	462,848
Photronics, Inc. (a)(d)	185,593	1,351,117
Pixelworks, Inc. (a)	35,295	129,886
PLX Technology, Inc. (a)	108,735	592,606
PMC-Sierra, Inc. (a)	581,843	3,624,882
Power Integrations, Inc.	84,800	4,419,776
QuickLogic Corp. (a)(d)	107,749	255,365
Rambus, Inc. (a)(d)	321,079	2,620,005
RF Micro Devices, Inc. (a)(d)	833,442	4,133,872
Rubicon Technology, Inc. (a)(d)	48,879	596,813
Rudolph Technologies, Inc. (a)(d)	99,712	1,032,019
Semtech Corp. (a)(d)	198,217	5,891,009
Sigma Designs, Inc. (a)	83,209	393,579
Silicon Image, Inc. (a)	218,964	1,186,785
Silicon Laboratories, Inc. (a)(d)	114,423	4,427,026
Skyworks Solutions, Inc. (a)(d)	550,673	13,965,067
Spansion, Inc. Class A (a)	142,425	1,476,947
STR Holdings, Inc. (a)	118,407	196,556
SunEdison, Inc. (a)(d)	665,121	4,895,291
SunPower Corp. (a)(d)	103,185	2,217,446
Supertex, Inc.	28,132	648,724
Tessera Technologies, Inc.	158,731	2,911,127
TriQuint Semiconductor, Inc. (a)	472,937	3,565,945
Ultra Clean Holdings, Inc. (a)	70,388	468,080
Ultratech, Inc. (a)(d)	82,271	2,326,624
Veeco Instruments, Inc. (a)(d)	116,340	4,085,861
Vitesse Semiconductor Corp. (a)	153,383	412,600
Volterra Semiconductor Corp. (a)	77,567	1,777,836
		270,560,817
Software - 3.8%
Accelrys, Inc. (a)(d)	155,195	1,402,963
ACI Worldwide, Inc. (a)(d)	115,121	5,602,939
Activision Blizzard, Inc.	1,239,648	20,231,055
Actuate Corp. (a)	139,392	968,774
Advent Software, Inc. (d)	116,952	3,156,534
American Software, Inc. Class A	56,018	449,264
ANSYS, Inc. (a)(d)	273,133	22,937,709
Aspen Technology, Inc. (a)(d)	271,471	9,075,276
Astea International, Inc. (a)	13,242	33,105
Asure Software, Inc. (a)	1,517	7,024
Blackbaud, Inc.	136,107	4,902,574

	Shares	Value
Bottomline Technologies, Inc. (a)(d)	107,226	$ 2,918,692
BroadSoft, Inc. (a)(d)	81,579	2,626,028
BSQUARE Corp. (a)	30,361	85,011
Cadence Design Systems, Inc. (a)(d)	807,948	10,883,060
Callidus Software, Inc. (a)	116,069	892,571
Cinedigm Digital Cinema Corp. (a)	50,701	73,009
CommVault Systems, Inc. (a)(d)	125,709	10,538,185
Compuware Corp.	627,774	6,698,349
Comverse, Inc.	65,480	1,980,770
Concur Technologies, Inc. (a)(d)	133,439	13,039,659
Cover-All Technologies, Inc. (a)	2,815	3,547
Cyan, Inc. (d)	28,568	265,682
Datawatch Corp. (a)	9,391	224,445
Digimarc Corp.	13,961	265,399
Document Security Systems, Inc. (a)(d)	51,596	72,750
Ebix, Inc. (d)	93,247	1,060,218
Ellie Mae, Inc. (a)(d)	34,300	996,072
Envivio, Inc. (a)	37,039	91,857
EPIQ Systems, Inc.	103,997	1,273,963
ePlus, Inc.	12,135	630,413
Evolving Systems, Inc.	12,044	101,170
FactSet Research Systems, Inc. (d)	119,123	12,192,239
Fair Isaac Corp.	104,455	5,231,106
FalconStor Software, Inc. (a)	102,011	102,011
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	389,392	7,709,962
Gigamon, Inc. (a)(d)	21,222	717,304
Globalscape, Inc.	6,122	9,428
Glu Mobile, Inc. (a)(d)	154,509	373,912
GSE Systems, Inc. (a)	33,148	51,379
Guidance Software, Inc. (a)(d)	41,724	351,316
Guidewire Software, Inc. (a)(d)	85,753	3,941,208
Imperva, Inc. (a)(d)	35,771	1,688,391
Infoblox, Inc. (a)	115,628	4,035,417
Informatica Corp. (a)(d)	311,033	11,125,650
Interactive Intelligence Group, Inc. (a)(d)	45,117	2,657,391
Jive Software, Inc. (a)(d)	79,171	980,929
Liquid Holdings Group, Inc.	11,100	79,476
Majesco Entertainment Co. (a)	169,132	111,610
Mandalay Digital Group, Inc. (a)	57,864	139,452
Manhattan Associates, Inc. (a)(d)	59,488	5,205,200
Marlborough Software Development Holdings, Inc. (a)	3,682	298
Mentor Graphics Corp.	282,443	6,258,937
MICROS Systems, Inc. (a)(d)	231,724	11,331,304
MicroStrategy, Inc. Class A (a)(d)	25,593	2,349,693
Mitek Systems, Inc. (a)(d)	72,082	372,664
Model N, Inc. (d)	21,246	306,155
Monotype Imaging Holdings, Inc. (d)	118,771	3,058,353
NetScout Systems, Inc. (a)(d)	107,422	2,668,362
NetSol Technologies, Inc. (a)(d)	25,363	249,065
NetSuite, Inc. (a)(d)	83,446	8,297,036
Nuance Communications, Inc. (a)(d)	741,372	14,152,791
Parametric Technology Corp. (a)	366,763	9,561,511
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Park City Group, Inc. (a)	22,900	$ 169,460
Peerless Systems Corp. (a)	15,698	58,240
Pegasystems, Inc.	53,395	1,967,606
Progress Software Corp. (a)	171,703	4,199,855
Proofpoint, Inc. (a)(d)	46,988	1,353,724
PROS Holdings, Inc. (a)	58,154	1,907,451
QAD, Inc. Class B	24,367	268,524
QLIK Technologies, Inc. (a)(d)	215,946	7,080,869
Qualys, Inc.	27,299	545,707
Rally Software Development Corp.	33,558	866,803
RealPage, Inc. (a)(d)	112,073	2,321,032
Rosetta Stone, Inc. (a)(d)	51,040	788,058
Rovi Corp. (a)	304,935	5,467,485
SeaChange International, Inc. (a)	69,895	698,950
ServiceNow, Inc. (a)(d)	38,513	1,805,489
Silver Spring Networks, Inc. (d)	15,724	320,612
Smith Micro Software, Inc. (a)(d)	72,854	65,226
SolarWinds, Inc. (a)	178,379	6,501,915
Solera Holdings, Inc.	202,320	10,443,758
Sonic Foundry, Inc. (a)	2,194	20,624
Sourcefire, Inc. (a)	88,622	6,687,416
Splunk, Inc. (a)	77,102	4,256,801
SS&C Technologies Holdings, Inc. (a)(d)	165,455	5,855,452
Synchronoss Technologies, Inc. (a)(d)	82,228	2,826,999
Synopsys, Inc. (a)(d)	457,002	16,570,893
Tableau Software, Inc. (d)	25,379	1,835,155
Take-Two Interactive Software, Inc. (a)	263,354	4,835,179
Tangoe, Inc. (a)(d)	90,798	1,887,690
TeleCommunication Systems, Inc. Class A (a)	140,898	363,517
TeleNav, Inc. (a)	41,916	227,185
TIBCO Software, Inc. (a)	455,458	10,266,023
TiVo, Inc. (a)(d)	367,740	4,291,526
Tyler Technologies, Inc. (a)(d)	80,926	5,979,622
Ultimate Software Group, Inc. (a)(d)	82,785	11,607,285
Vasco Data Security International, Inc. (a)	74,254	586,607
Verint Systems, Inc. (a)	162,547	5,388,433
VirnetX Holding Corp. (a)(d)	128,239	2,481,425
VMware, Inc. Class A (a)(d)	250,022	21,039,351
Voltari Corp. (a)(d)	11,296	60,998
Vringo, Inc. (a)(d)	188,894	591,238
Wave Systems Corp. Class A (a)(d)	76,840	102,197
Workday, Inc. Class A (d)	67,229	4,876,119
Zynga, Inc. (a)(d)	1,421,912	4,024,011
		402,290,127
TOTAL INFORMATION TECHNOLOGY		1,621,223,313

	Shares	Value
MATERIALS - 5.1%
Chemicals - 2.4%
A. Schulman, Inc. (d)	84,532	$ 2,278,983
Advanced Emissions Solutions, Inc. (a)	36,134	1,411,033
Albemarle Corp.	249,045	15,532,937
American Pacific Corp. (a)(d)	20,080	983,719
American Vanguard Corp. (d)	71,068	1,782,385
Arabian American Development Co. (a)	42,258	329,612
Ashland, Inc.	213,413	18,611,748
Axiall Corp. (d)	201,759	8,076,413
Balchem Corp. (d)	87,899	4,206,846
BioAmber, Inc. (a)	1,374	6,279
Cabot Corp.	175,926	7,035,281
Calgon Carbon Corp. (a)(d)	158,880	2,732,736
Celanese Corp. Class A	463,192	22,807,574
Chase Corp.	12,286	365,140
Chemtura Corp. (a)	286,956	6,290,076
Clean Diesel Technologies, Inc. (a)(d)	33,479	53,232
Core Molding Technologies, Inc. (a)	11,521	107,837
Cytec Industries, Inc.	106,380	7,955,096
Ferro Corp. (a)	260,011	1,911,081
Flotek Industries, Inc. (a)(d)	137,545	2,722,016
FutureFuel Corp.	47,416	765,294
GSE Holding, Inc. (a)	16,500	38,280
H.B. Fuller Co.	149,794	5,585,818
Hawkins, Inc.	23,388	867,227
Huntsman Corp.	552,115	9,662,013
Innophos Holdings, Inc. (d)	65,679	3,216,301
Intrepid Potash, Inc. (d)	152,551	1,897,734
KMG Chemicals, Inc.	19,780	466,017
Koppers Holdings, Inc. (d)	61,881	2,399,126
Kraton Performance Polymers, Inc. (a)(d)	95,100	1,764,105
Kronos Worldwide, Inc. (d)	67,675	1,002,267
Landec Corp. (a)	84,086	1,109,935
LSB Industries, Inc. (a)	58,631	1,760,103
Marrone Bio Innovations, Inc.	16,210	213,162
Material Sciences Corp. (a)	23,734	233,780
Minerals Technologies, Inc.	101,502	4,506,689
NewMarket Corp.	31,937	8,756,487
Northern Technologies International Corp. (a)	1,103	16,457
Olin Corp. (d)	223,128	5,154,257
OM Group, Inc. (a)(d)	91,847	2,610,292
OMNOVA Solutions, Inc. (a)	136,164	1,051,186
Penford Corp. (a)	33,122	448,803
PolyOne Corp.	287,345	7,764,062
Quaker Chemical Corp.	38,616	2,562,558
Rockwood Holdings, Inc.	221,356	14,135,794
RPM International, Inc.	380,828	12,940,535
Senomyx, Inc. (a)(d)	114,790	368,476
Sensient Technologies Corp.	154,370	6,400,180
Stepan Co.	52,088	2,939,847
Taminco Corp. (d)	49,002	967,790
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Scotts Miracle-Gro Co. Class A	111,949	$ 5,900,832
TOR Minerals International, Inc. (a)	3,831	41,451
Tredegar Corp.	70,775	1,581,821
Tronox Ltd. Class A (d)	66,127	1,412,473
Valhi, Inc.	64,947	1,280,755
Valspar Corp.	239,589	14,892,852
W.R. Grace & Co. (a)	205,127	16,481,954
Westlake Chemical Corp.	57,000	5,767,260
Zep, Inc.	66,805	940,614
Zoltek Companies, Inc. (a)(d)	83,484	1,155,419
		256,260,030
Construction Materials - 0.3%
Eagle Materials, Inc.	134,485	8,628,558
Headwaters, Inc. (a)(d)	220,228	1,885,152
Martin Marietta Materials, Inc.	131,084	12,590,618
Texas Industries, Inc. (a)(d)	63,505	3,727,744
U.S. Concrete, Inc. (a)	37,119	726,790
United States Lime & Minerals, Inc. (a)	7,538	443,385
		28,002,247
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)(d)	13,400	1,048,416
Aptargroup, Inc. (d)	195,092	11,473,361
Berry Plastics Group, Inc.	226,721	5,216,850
Boise, Inc.	281,806	2,409,441
Crown Holdings, Inc. (a)	401,831	17,463,575
Graphic Packaging Holding Co. (a)	537,797	4,469,093
Greif, Inc. Class A	90,875	4,895,436
MOD-PAC Corp. (sub. vtg.) (a)	3,740	30,818
Myers Industries, Inc.	100,702	1,869,029
Packaging Corp. of America (d)	277,110	14,697,914
Rock-Tenn Co. Class A	209,224	23,246,879
Silgan Holdings, Inc.	135,947	6,413,979
Sonoco Products Co.	293,061	10,910,661
UFP Technologies, Inc. (a)	15,846	326,903
		104,472,355
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(d)	47,182	745,947
AK Steel Holding Corp. (a)(d)	385,640	1,295,750
Allied Nevada Gold Corp. (a)(d)	269,713	1,251,468
Amcol International Corp.	77,324	2,549,372
Carpenter Technology Corp. (d)	130,001	6,990,154
Century Aluminum Co. (a)(d)	164,375	1,283,769
Coeur d'Alene Mines Corp. (a)	295,226	4,263,063
Commercial Metals Co. (d)	348,954	5,192,436
Compass Minerals International, Inc.	95,330	7,028,681
Comstock Mining, Inc. (a)(d)	165,183	351,840
Friedman Industries	15,788	156,143
General Moly, Inc. (a)(d)	202,841	334,688
Globe Specialty Metals, Inc.	193,217	2,482,838
Golden Minerals Co. (a)(d)	115,781	134,306

	Shares	Value
Handy & Harman Ltd. (a)	41,326	$ 861,234
Haynes International, Inc.	36,394	1,609,707
Hecla Mining Co. (d)	1,045,384	3,575,213
Horsehead Holding Corp. (a)(d)	125,585	1,490,694
Kaiser Aluminum Corp. (d)	47,678	3,295,503
Materion Corp.	60,990	1,793,106
McEwen Mining, Inc. (a)(d)	803,888	2,178,536
Mines Management, Inc. (a)(d)	69,165	56,024
Molycorp, Inc. (a)(d)	378,379	2,308,112
Noranda Aluminium Holding Corp.	201,573	550,294
Olympic Steel, Inc.	25,347	658,515
Paramount Gold & Silver Corp. (a)(d)	205,743	312,729
Prospect Global Resources, Inc. (a)	359,294	22,097
Reliance Steel & Aluminum Co.	221,745	14,788,174
Royal Gold, Inc. (d)	194,311	11,275,867
RTI International Metals, Inc. (a)(d)	85,701	2,654,160
Schnitzer Steel Industries, Inc. Class A (d)	76,129	1,922,257
Silver Bull Resources, Inc. (a)(d)	148,902	59,263
Solitario Exploration & Royalty Corp. (a)	57,827	58,984
Steel Dynamics, Inc. (d)	646,411	9,864,232
Stillwater Mining Co. (a)(d)	342,071	3,896,189
SunCoke Energy, Inc. (a)	202,931	3,192,105
Synalloy Corp.	9,327	145,781
Timberline Resources Corp. (a)(d)	213,150	61,835
U.S. Antimony Corp. (a)(d)	84,807	100,072
U.S. Silica Holdings, Inc. (d)	94,521	2,221,244
Universal Stainless & Alloy Products, Inc. (a)	20,455	563,331
Walter Energy, Inc. (d)	183,683	2,376,858
Worthington Industries, Inc.	161,758	5,391,394
		111,343,965
Paper & Forest Products - 0.4%
Boise Cascade Co. (d)	71,021	1,640,585
Clearwater Paper Corp. (a)	67,387	3,211,664
Deltic Timber Corp.	32,445	1,951,567
Domtar Corp.	104,150	6,873,900
Kapstone Paper & Packaging Corp. (d)	116,605	4,897,410
Louisiana-Pacific Corp. (a)	402,393	6,019,799
Mercer International, Inc. (SBI) (a)	14,044	96,201
Neenah Paper, Inc.	48,722	1,783,225
P.H. Glatfelter Co.	142,034	3,638,911
Resolute Forest Products (a)(d)	291,934	3,681,288
Schweitzer-Mauduit International, Inc.	91,562	5,243,756
Verso Paper Corp. (a)(d)	31,277	26,273
Wausau-Mosinee Paper Corp.	136,408	1,496,396
		40,560,975
TOTAL MATERIALS		540,639,572
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	207,358	1,918,062
Alaska Communication Systems Group, Inc.	128,803	395,425
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Alteva	16,362	$ 119,279
Atlantic Tele-Network, Inc. (d)	28,233	1,333,727
Cbeyond, Inc. (a)	85,093	558,210
Cincinnati Bell, Inc. (a)(d)	604,528	1,807,539
Cogent Communications Group, Inc.	130,314	4,043,643
Consolidated Communications Holdings, Inc. (d)	108,667	1,812,566
Elephant Talk Communication, Inc. (a)(d)	200,060	136,621
FairPoint Communications, Inc. (a)(d)	71,797	670,584
General Communications, Inc. Class A (a)	96,149	860,534
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	526,617
HickoryTech Corp.	34,243	343,115
IDT Corp. Class B	44,462	738,958
inContact, Inc. (a)(d)	153,849	1,250,792
Inteliquent, Inc. (d)	104,102	832,816
Intelsat SA (d)	59,120	1,349,710
Iridium Communications, Inc. (a)(d)	169,319	1,132,744
Level 3 Communications, Inc. (a)(d)	478,730	10,704,403
Lumos Networks Corp.	45,215	712,136
Multiband Corp. (a)	71,943	233,815
ORBCOMM, Inc. (a)(d)	86,645	412,430
Premiere Global Services, Inc. (a)	131,024	1,268,312
Primus Telecommunications Group, Inc.	33,161	133,307
Straight Path Communications, Inc. Class B (a)	22,231	114,267
Towerstream Corp. (a)(d)	163,311	360,917
tw telecom, Inc. (a)(d)	444,980	12,735,328
Vonage Holdings Corp. (a)	452,269	1,411,079
xG Technology, Inc. (a)	4,209	26,306
		47,943,242
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	54,540	389,961
Leap Wireless International, Inc. (a)(d)	165,934	2,518,878
NII Holdings, Inc. (a)(d)	496,415	2,968,562
NTELOS Holdings Corp.	51,213	851,160
SBA Communications Corp. Class A (a)(d)	362,908	27,218,100
Shenandoah Telecommunications Co. (d)	64,804	1,111,389
Sprint Corp. (a)(d)	2,504,077	16,802,357
T-Mobile U.S., Inc. (a)	479,412	11,194,270
Telephone & Data Systems, Inc.	295,055	8,170,073
U.S. Cellular Corp. (d)	45,660	1,953,335
U.S.A. Mobility, Inc.	61,882	873,774
		74,051,859
TOTAL TELECOMMUNICATION SERVICES		121,995,101
UTILITIES - 3.3%
Electric Utilities - 1.3%
Allete, Inc.	110,212	5,202,006

	Shares	Value
Cleco Corp.	183,096	$ 8,268,615
El Paso Electric Co.	120,515	4,145,716
Empire District Electric Co.	136,005	2,879,226
Great Plains Energy, Inc.	445,081	9,756,176
Hawaiian Electric Industries, Inc.	296,781	7,422,493
IDACORP, Inc. (d)	157,250	7,527,558
ITC Holdings Corp.	152,963	13,596,881
MGE Energy, Inc.	71,821	3,742,592
NV Energy, Inc.	680,375	15,954,794
OGE Energy Corp.	581,447	20,472,749
Otter Tail Corp.	109,423	2,875,636
PNM Resources, Inc.	232,314	5,090,000
Portland General Electric Co. (d)	220,805	6,361,392
UIL Holdings Corp.	157,556	5,949,315
Unitil Corp.	41,223	1,160,015
UNS Energy Corp.	120,705	5,519,840
Westar Energy, Inc. (d)	363,349	11,303,787
		137,228,791
Gas Utilities - 0.9%
Atmos Energy Corp.	263,036	10,613,503
Chesapeake Utilities Corp.	28,056	1,464,804
Delta Natural Gas Co., Inc.	13,699	276,994
Gas Natural, Inc.	23,871	243,484
Laclede Group, Inc.	87,830	3,911,070
National Fuel Gas Co. (d)	239,839	15,656,690
New Jersey Resources Corp.	124,870	5,379,400
Northwest Natural Gas Co. (d)	82,029	3,366,470
Piedmont Natural Gas Co., Inc. (d)	229,922	7,417,284
Questar Corp. (d)	488,867	10,715,965
RGC Resources, Inc.	2,242	41,970
South Jersey Industries, Inc.	99,588	5,752,203
Southwest Gas Corp.	144,707	6,769,393
UGI Corp. (d)	324,398	12,716,402
WGL Holdings, Inc.	153,482	6,406,339
		90,731,971
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)	66,943	107,778
Black Hills Corp.	130,458	6,264,593
Calpine Corp. (a)	1,090,188	21,073,334
Dynegy, Inc. (a)(d)	291,980	5,673,171
EuroSite Power, Inc. (a)(d)	6,694	4,351
Genie Energy Ltd. Class B	48,524	413,424
Ormat Technologies, Inc. (d)	66,515	1,667,531
Synthesis Energy Systems, Inc. (a)	108,052	86,442
US Geothermal, Inc. (a)(d)	223,992	91,009
		35,381,633
Multi-Utilities - 0.4%
Alliant Energy Corp. (d)	309,100	15,334,451
Avista Corp.	179,061	4,703,932
MDU Resources Group, Inc.	547,617	14,621,374
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NorthWestern Energy Corp.	105,735	$ 4,247,375
Vectren Corp.	236,627	7,714,040
		46,621,172
Water Utilities - 0.4%
American States Water Co.	62,279	3,275,875
American Water Works Co., Inc.	524,000	21,347,760
Aqua America, Inc. (d)	400,327	12,157,931
Artesian Resources Corp. Class A	17,456	380,541
Cadiz, Inc. (a)(d)	34,362	156,691
California Water Service Group (d)	142,265	2,838,187
Connecticut Water Service, Inc.	28,835	878,314
Middlesex Water Co.	51,194	1,024,904
Pure Cycle Corp. (a)(d)	69,664	362,253
SJW Corp.	39,396	1,030,205
York Water Co.	39,414	769,361
		44,222,022
TOTAL UTILITIES		354,185,589
TOTAL COMMON STOCKS (Cost $8,089,457,379)		10,424,583,203
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.09% 9/19/13 to 2/6/14 (e) (Cost $7,498,694)	$ 7,500,000	7,499,528
Money Market Funds - 28.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	151,453,238	151,453,238
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,869,802,107	2,869,802,107
TOTAL MONEY MARKET FUNDS (Cost $3,021,255,345)		3,021,255,345
TOTAL INVESTMENT PORTFOLIO - 127.1% (Cost $11,118,211,418)	13,453,338,076
NET OTHER ASSETS (LIABILITIES) - (27.1)%	(2,870,627,301)
NET ASSETS - 100%	$ 10,582,710,775
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
531 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 62,811,990	$ 710,688
933 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	94,242,330	2,081,828
TOTAL EQUITY INDEX CONTRACTS		$ 157,054,320	$ 2,792,516

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,403,528.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,108
Fidelity Securities Lending Cash Central Fund	8,295,253
Total	$ 8,385,361
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,701,801,437	$ 1,701,796,157	$ -	$ 5,280
Consumer Staples	386,398,625	386,398,625	-	-
Energy	677,091,487	677,091,487	-	-
Financials	2,290,173,393	2,290,168,721	1,626	3,046
Health Care	1,179,993,356	1,179,993,355	-	1
Industrials	1,551,081,330	1,551,081,330	-	-
Information Technology	1,621,223,313	1,621,219,794	3,519	-
Materials	540,639,572	540,639,572	-	-
Telecommunication Services	121,995,101	121,995,101	-	-
Utilities	354,185,589	354,185,589	-	-
U.S. Government and Government Agency Obligations	7,499,528	-	7,499,528	-
Money Market Funds	3,021,255,345	3,021,255,345	-	-
Total Investments in Securities:	$ 13,453,338,076	$ 13,445,825,076	$ 7,504,673	$ 8,327
Derivative Instruments:
Assets
Futures Contracts	$ 2,792,516	$ 2,792,516	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,792,516	$ -
Total Value of Derivatives	$ 2,792,516	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,764,868,550) - See accompanying schedule: Unaffiliated issuers (cost $8,096,956,073)	$ 10,432,082,731
Fidelity Central Funds (cost $3,021,255,345)	3,021,255,345
Total Investments (cost $11,118,211,418)		$ 13,453,338,076
Cash		107,309
Receivable for investments sold		70,789
Receivable for fund shares sold		20,275,545
Dividends receivable		8,488,656
Distributions receivable from Fidelity Central Funds		1,412,897
Receivable from investment adviser for expense reductions		423
Other receivables		3,895
Total assets		13,483,697,590

Liabilities
Payable for investments purchased	$ 20,450,666
Payable for fund shares redeemed	7,979,189
Accrued management fee	536,730
Payable for daily variation margin for derivative instruments	2,095,830
Other affiliated payables	122,293
Collateral on securities loaned, at value	2,869,802,107
Total liabilities		2,900,986,815

Net Assets		$ 10,582,710,775
Net Assets consist of:
Paid in capital		$ 8,101,500,269
Undistributed net investment income		70,048,828
Accumulated undistributed net realized gain (loss) on investments		73,242,504
Net unrealized appreciation (depreciation) on investments		2,337,919,174
Net Assets		$ 10,582,710,775

Investor Class: Net Asset Value, offering price and redemption price per share ($1,279,735,257 ÷ 26,851,040 shares)		$ 47.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($9,302,165,833 ÷ 195,152,046 shares)		$ 47.67

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($809,685 ÷ 16,990 shares)		$ 47.66

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 65,405,805
Interest		3,631
Income from Fidelity Central Funds (including $8,295,253 from security lending)		8,385,361
Total income		73,794,797

Expenses
Management fee	$ 2,863,914
Transfer agent fees	656,157
Independent trustees' compensation	26,064
Miscellaneous	10,816
Total expenses before reductions	3,556,951
Expense reductions	(2,881)	3,554,070
Net investment income (loss)		70,240,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,169,809
Futures contracts	11,216,284
Total net realized gain (loss)		101,386,093
Change in net unrealized appreciation (depreciation) on: Investment securities	795,730,891
Futures contracts	(4,929,530)
Total change in net unrealized appreciation (depreciation)		790,801,361
Net gain (loss)		892,187,454
Net increase (decrease) in net assets resulting from operations		$ 962,428,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,240,727	$ 128,474,031
Net realized gain (loss)	101,386,093	189,721,174
Change in net unrealized appreciation (depreciation)	790,801,361	639,557,587
Net increase (decrease) in net assets resulting from operations	962,428,181	957,752,792
Distributions to shareholders from net investment income	(13,114,902)	(123,000,708)
Distributions to shareholders from net realized gain	(47,540,806)	(200,713,554)
Total distributions	(60,655,708)	(323,714,262)
Share transactions - net increase (decrease)	1,534,467,005	994,205,584
Redemption fees	536,424	653,587
Total increase (decrease) in net assets	2,436,775,902	1,628,897,701

Net Assets
Beginning of period	8,145,934,873	6,517,037,172
End of period (including undistributed net investment income of $70,048,828 and undistributed net investment income of $12,923,003, respectively)	$ 10,582,710,775	$ 8,145,934,873

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) D	.33	.73	.48	.43	.36	.50
Net realized and unrealized gain (loss)	4.52	4.61	.10	9.71	12.40	(15.73)
Total from investment operations	4.85	5.34	.58	10.14	12.76	(15.23)
Distributions from net investment income	(.06)	(.70)	(.45)	(.36)	(.35)	(.43)
Distributions from net realized gain	(.24)	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(.31) M	(1.88) L	(1.28) K	(.87)	(.41) J	(1.19)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 47.66	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Total Return B, C	11.28%	14.00%	1.76%	32.95%	68.20%	(44.26)%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.44% A	1.85%	1.26%	1.24%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,279,735	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984
Portfolio turnover rate F	9% A	10%	11%	8%	26%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. K Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. L Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share. M Total distributions of $.31 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.242 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) D	.34	.75	.48	.44	.37	.52
Net realized and unrealized gain (loss)	4.52	4.60	.10	9.72	12.39	(15.74)
Total from investment operations	4.86	5.35	.58	10.16	12.76	(15.22)
Distributions from net investment income	(.07)	(.72)	(.46)	(.37)	(.36)	(.44)
Distributions from net realized gain	(.24)	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(.31)	(1.89)	(1.29) K	(.88)	(.41) J	(1.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 47.67	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Total Return B, C	11.32%	14.04%	1.76%	33.02%	68.25%	(44.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.47% A	1.88%	1.29%	1.27%	1.38%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,302,166	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227
Portfolio turnover rate F	9% A	10%	11%	8%	26%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.35	.75	.25
Net realized and unrealized gain (loss)	4.51	4.60	5.52
Total from investment operations	4.86	5.35	5.77
Distributions from net investment income	(.07)	(.72)	(.40)
Distributions from net realized gain	(.24)	(1.17)	(.38)
Total distributions	(.31)	(1.90) K	(.78)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 47.66	$ 43.11	$ 39.66
Total Return B, C	11.32%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.06% A	.06%	.06% A
Expenses net of all reductions	.06% A	.06%	.06% A
Net investment income (loss)	1.48% A	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 226	$ 117
Portfolio turnover rate F	9% A	10%	11% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	0.9
	13.2
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	23.9
Industrials	12.8	12.6
Consumer Discretionary	11.7	11.5
Consumer Staples	11.3	12.0
Health Care	10.5	10.0
Materials	7.9	9.1
Energy	6.7	6.9
Telecommunication Services	5.0	4.4
Information Technology	4.3	4.3
Utilities	3.9	3.4
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
Japan	21.1%
United Kingdom	20.6%
France	9.1%
Switzerland	9.0%
Germany	8.7%
Australia	7.9%
Sweden	3.1%
Netherlands	3.1%
Spain	2.9%
Other*	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2013
United Kingdom	21.0%
Japan	20.6%
Australia	9.3%
Switzerland	8.9%
France	8.8%
Germany	8.4%
Sweden	3.3%
Spain	2.9%
Hong Kong	2.8%
Other*	14.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Semiannual Report

Spartan International Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 7.8%
AGL Energy Ltd.	506,279	$ 7,097,165
ALS Ltd. (d)	347,792	2,847,881
Alumina Ltd. (a)	2,214,560	1,966,080
Amcor Ltd.	1,106,086	10,268,041
AMP Ltd.	2,736,147	11,543,358
APA Group unit	764,564	4,076,196
Asciano Ltd.	890,829	4,416,355
ASX Ltd.	175,349	5,532,659
Australia & New Zealand Banking Group Ltd.	2,524,773	66,718,602
Bendigo & Adelaide Bank Ltd.	371,362	3,341,666
BHP Billiton Ltd.	2,954,842	93,443,133
Boral Ltd.	692,826	2,589,929
Brambles Ltd.	1,416,506	11,094,698
Caltex Australia Ltd.	121,749	2,049,139
CFS Retail Property Trust unit	1,975,727	3,552,162
Coca-Cola Amatil Ltd.	518,594	5,668,136
Cochlear Ltd.	51,142	2,610,511
Commonwealth Bank of Australia	1,482,646	96,121,781
Computershare Ltd.	423,923	3,641,067
Crown Ltd.	366,093	4,760,538
CSL Ltd.	454,596	27,509,649
DEXUS Property Group unit	4,457,870	4,086,759
Echo Entertainment Group Ltd.	706,264	1,697,248
Federation Centres unit	1,281,483	2,600,531
Flight Centre Ltd. (d)	49,349	2,064,385
Fortescue Metals Group Ltd.	1,398,458	5,389,540
Goodman Group unit	1,561,026	6,432,881
Harvey Norman Holdings Ltd. (d)	495,590	1,327,711
Iluka Resources Ltd.	381,251	3,647,824
Incitec Pivot Ltd.	1,480,952	3,413,934
Insurance Australia Group Ltd.	1,903,211	9,858,806
Leighton Holdings Ltd.	151,565	2,347,267
Lend Lease Group unit	494,988	4,220,604
Macquarie Group Ltd.	284,919	11,122,552
Metcash Ltd.	802,400	2,321,072
Mirvac Group unit	3,332,398	4,879,071
National Australia Bank Ltd.	2,156,624	62,287,878
Newcrest Mining Ltd.	695,827	8,212,194
Orica Ltd.	335,628	5,601,107
Origin Energy Ltd.	1,004,084	11,841,326
Qantas Airways Ltd. (a)	982,822	1,198,422
QBE Insurance Group Ltd.	1,093,153	14,789,005
QR National Ltd.	1,851,682	7,498,807
Ramsay Health Care Ltd.	118,480	3,938,674
Rio Tinto Ltd.	404,400	20,984,282
Santos Ltd.	878,063	11,660,278
SEEK Ltd.	288,231	2,744,978
Sonic Healthcare Ltd.	345,171	4,746,540
SP AusNet unit	1,488,064	1,529,741
Stockland Corp. Ltd. unit	2,170,401	7,205,485
Suncorp-Metway Ltd.	1,178,578	12,934,088

	Shares	Value
Sydney Airport unit	350,832	$ 1,180,335
Tabcorp Holdings Ltd.	736,262	2,110,098
Tatts Group Ltd.	1,279,700	3,656,180
Telstra Corp. Ltd.	3,980,195	17,358,606
The GPT Group unit	1,630,758	5,152,669
Toll Holdings Ltd.	628,580	3,054,693
Transurban Group unit	1,280,730	7,694,418
Treasury Wine Estates Ltd.	581,038	2,461,648
Wesfarmers Ltd.	928,974	33,619,042
Westfield Group unit	1,937,922	19,111,310
Westfield Retail Trust unit	2,781,004	7,227,679
Westpac Banking Corp.	2,855,453	79,777,557
Whitehaven Coal Ltd. (d)	502,037	886,974
Woodside Petroleum Ltd.	601,927	20,454,749
Woolworths Ltd.	1,149,100	36,481,723
WorleyParsons Ltd.	190,049	3,723,060
TOTAL AUSTRALIA		857,382,477
Austria - 0.3%
Andritz AG	66,294	3,653,648
Erste Group Bank AG	234,583	7,519,938
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	862,175	3,400,249
OMV AG	133,560	6,165,829
Osterreichische Elektrizitatswirtschafts AG (d)	60,001	1,155,802
Raiffeisen International Bank-Holding AG (d)	42,058	1,443,011
Telekom Austria AG	265,993	1,912,430
Vienna Insurance Group AG	34,833	1,771,505
Voestalpine AG	100,335	4,293,176
TOTAL AUSTRIA		31,315,592
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,297,222	6,406,842
Bailiwick of Jersey - 1.2%
Experian PLC	920,495	16,119,350
Glencore Xstrata PLC	9,758,552	46,154,871
Petrofac Ltd.	236,174	5,069,084
Randgold Resources Ltd.	79,268	6,288,778
Shire PLC	508,067	18,688,699
Wolseley PLC	249,466	12,603,077
WPP PLC	1,219,765	22,596,800
TOTAL BAILIWICK OF JERSEY		127,520,659
Belgium - 1.1%
Ageas	215,847	8,495,465
Anheuser-Busch InBev SA NV	737,568	68,786,402
Belgacom SA (d)	136,875	3,274,305
Colruyt NV	68,506	3,791,855
Delhaize Group SA	92,571	5,913,361
Groupe Bruxelles Lambert SA	71,710	5,714,964
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
Common Stocks - continued
	Shares	Value
Belgium - continued
KBC Groupe SA	209,440	$ 9,212,116
Solvay SA Class A	55,566	7,740,450
Telenet Group Holding NV	47,942	2,311,782
UCB SA	100,610	5,850,733
Umicore SA	105,016	4,859,192
TOTAL BELGIUM		125,950,628
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	561,450	3,793,948
First Pacific Co. Ltd.	2,206,665	2,285,078
Kerry Properties Ltd.	615,181	2,491,045
Li & Fung Ltd.	5,377,246	7,905,216
Noble Group Ltd.	3,765,890	2,391,322
NWS Holdings Ltd.	1,288,815	1,924,634
Orient Overseas International Ltd.	202,400	1,114,519
Seadrill Ltd.	342,065	15,784,563
Shangri-La Asia Ltd.	1,421,380	2,188,586
Yue Yuen Industrial (Holdings) Ltd.	661,500	2,038,810
TOTAL BERMUDA		41,917,721
Cayman Islands - 0.2%
AAC Acoustic Technology Holdings, Inc.	670,500	3,060,913
ASM Pacific Technology Ltd.	214,929	2,214,577
MGM China Holdings Ltd.	893,600	2,667,738
Sands China Ltd.	2,213,200	12,729,300
Wynn Macau Ltd.	1,423,600	4,305,066
TOTAL CAYMAN ISLANDS		24,977,594
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	500	4,028,879
Series B	1,207	10,264,606
Carlsberg A/S Series B	97,855	9,492,069
Coloplast A/S Series B	101,080	5,488,953
Danske Bank A/S (a)	592,722	11,866,517
DSV de Sammensluttede Vognmaend A/S	170,707	4,479,197
Novo Nordisk A/S Series B	371,874	62,175,746
Novozymes A/S Series B	217,876	7,940,310
TDC A/S	666,377	5,441,523
Tryg A/S	22,416	1,907,897
William Demant Holding A/S (a)	24,086	2,065,398
TOTAL DENMARK		125,151,095
Finland - 0.8%
Elisa Corp. (A Shares)	130,202	2,737,816
Fortum Corp.	403,173	8,024,775
Kesko Oyj	58,456	1,763,036
Kone Oyj (B Shares) (d)	142,374	11,647,636
Metso Corp. (d)	117,332	4,514,141
Neste Oil Oyj	116,484	2,139,920
Nokia Corp. (a)(d)	3,482,657	13,512,064

	Shares	Value
Nokian Tyres PLC	102,570	$ 4,792,104
Orion Oyj (B Shares)	90,715	2,101,733
Pohjola Bank PLC (A Shares)	124,375	2,020,233
Sampo Oyj (A Shares)	382,667	15,936,240
Stora Enso Oyj (R Shares)	507,614	3,921,341
UPM-Kymmene Corp.	498,935	6,023,778
Wartsila Corp.	161,865	7,558,107
TOTAL FINLAND		86,692,924
France - 8.8%
Accor SA	145,381	5,496,245
Aeroports de Paris	27,109	2,645,943
Air Liquide SA	36,839	4,844,969
Air Liquide SA (a)	14,110	1,855,710
Alstom SA	196,453	6,912,971
Arkema SA	57,326	5,793,743
Atos Origin SA	49,629	3,686,280
AXA SA	1,653,057	36,015,814
BIC SA	26,458	3,041,535
BNP Paribas SA	913,077	57,218,915
Bouygues SA	174,806	5,467,381
Bureau Veritas SA	205,447	6,207,154
Cap Gemini SA	137,335	7,521,725
Carrefour SA	557,224	17,442,939
Casino Guichard Perrachon SA	51,404	4,865,047
Christian Dior SA	50,296	8,618,316
CNP Assurances	161,260	2,851,670
Compagnie de St. Gobain	376,300	17,575,886
Compagnie Generale de Geophysique SA (a)	143,047	3,393,315
Credit Agricole SA (a)	906,661	9,160,916
Danone SA	525,336	39,117,444
Dassault Systemes SA	56,634	7,234,284
Edenred SA	188,781	5,653,725
EDF SA	30,989	868,280
EDF SA (a)	186,140	5,215,453
Essilor International SA	188,488	20,350,218
Eurazeo SA	28,736	1,782,161
Eutelsat Communications	128,598	3,847,929
Fonciere Des Regions	27,426	2,120,845
France Telecom SA	1,689,577	17,151,116
GDF Suez	1,209,428	26,214,424
Gecina SA	20,413	2,428,366
Groupe Eurotunnel SA	492,051	3,656,095
ICADE	26,965	2,349,633
Iliad SA	21,088	5,058,578
Imerys	31,671	2,062,552
JCDecaux SA	62,177	2,083,167
Kering SA	69,008	15,586,836
Klepierre SA	93,051	3,690,655
L'Oreal SA	25,563	4,265,399
L'Oreal SA	179,277	29,913,858
L'Oreal SA (a)	17,567	2,931,200
Lafarge SA	142,806	8,719,767
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (a)	16,709	$ 1,020,255
Lafarge SA (Bearer)	11,275	688,454
Lagardere S.C.A. (Reg.)	103,791	3,159,835
Legrand SA	238,272	12,084,755
LVMH Moet Hennessy - Louis Vuitton SA	233,448	40,896,520
Michelin CGDE Series B	172,425	16,496,631
Natixis SA	829,425	3,573,643
Pernod Ricard SA	195,876	22,739,977
Publicis Groupe SA	162,886	12,124,473
Remy Cointreau SA	22,813	2,400,004
Renault SA	175,257	12,526,465
Rexel SA	200,828	4,618,383
Safran SA	228,307	12,677,688
Sanofi SA	1,094,385	104,882,027
Schneider Electric SA	481,395	36,838,047
SCOR SE	142,568	4,460,962
Societe Generale Series A	648,091	28,364,636
Sodexo SA	85,783	7,570,055
Suez Environnement SA	247,379	3,686,344
Technip SA	92,879	10,802,311
Thales SA	83,314	4,104,973
Total SA	1,964,541	108,788,243
Unibail-Rodamco	88,895	19,984,722
Vallourec SA	97,065	5,822,900
Veolia Environnement SA	335,612	5,184,825
VINCI SA	427,495	22,074,502
Vivendi SA	1,086,401	22,032,994
Wendel SA	29,417	3,581,920
Zodiac Aerospace	30,744	4,451,324
TOTAL FRANCE		960,556,327
Germany - 7.9%
adidas AG	193,551	20,464,534
Allianz AG	419,168	60,052,883
Axel Springer Verlag	40,536	2,025,112
BASF AG	844,385	73,799,852
Bayer AG	758,862	84,287,915
Bayerische Motoren Werke AG (BMW)	305,747	28,807,613
Beiersdorf AG	91,638	7,896,591
Brenntag AG	46,721	7,101,113
Celesio AG	76,523	1,594,925
Commerzbank AG (a)	881,534	10,248,039
Continental AG	103,009	15,547,399
Daimler AG (Germany)	883,399	60,618,899
Deutsche Bank AG	930,405	40,389,622
Deutsche Boerse AG	175,722	12,320,490
Deutsche Lufthansa AG (a)	210,843	3,763,312
Deutsche Post AG	837,823	24,205,770
Deutsche Telekom AG	2,584,093	33,100,763
E.ON AG	1,643,703	26,025,353

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	32,468	$ 2,095,789
Fresenius Medical Care AG & Co. KGaA	198,109	12,869,877
Fresenius SE & Co. KGaA	113,772	13,689,390
GEA Group AG	166,476	6,730,504
Hannover Reins Corp.	54,510	3,803,157
HeidelbergCement Finance AG	128,090	8,896,197
Henkel AG & Co. KGaA	118,856	9,662,362
Hochtief AG	33,341	2,365,416
Hugo Boss AG	30,477	3,712,601
Infineon Technologies AG	986,615	8,945,164
K&S AG (d)	155,452	3,773,147
Kabel Deutschland Holding AG	79,617	9,038,897
Lanxess AG	75,904	4,892,033
Linde AG	170,582	32,802,931
MAN SE	37,975	4,344,417
Merck KGaA	58,588	8,900,904
Metro AG	118,616	4,355,038
Muenchener Rueckversicherungs AG	165,071	30,085,103
OSRAM Licht AG (a)	81,690	3,270,278
ProSiebenSat.1 Media AG	102,669	4,352,336
RWE AG	445,569	12,245,890
SAP AG	846,594	62,528,390
Siemens AG	727,965	77,103,175
Suedzucker AG (Bearer)	72,985	2,355,086
Telefonica Deutschland Holding AG	251,023	1,754,039
Thyssenkrupp AG (a)(d)	348,861	7,333,352
United Internet AG	95,501	3,299,362
Volkswagen AG	27,934	6,209,771
TOTAL GERMANY		863,664,791
Greece - 0.0%
Greek Organization of Football Prognostics SA	201,034	1,992,724
Hellenic Telecommunications Organization SA (a)	218,260	1,973,089
TOTAL GREECE		3,965,813
Hong Kong - 2.5%
AIA Group Ltd.	11,095,400	48,720,202
Bank of East Asia Ltd.	1,276,018	4,936,590
BOC Hong Kong (Holdings) Ltd.	3,352,066	10,569,159
Cathay Pacific Airways Ltd.	1,066,327	1,828,905
Cheung Kong Holdings Ltd.	1,281,449	18,293,548
CLP Holdings Ltd.	1,613,157	12,897,850
Galaxy Entertainment Group Ltd. (a)	1,926,000	11,723,230
Hang Lung Properties Ltd.	2,074,423	6,487,212
Hang Seng Bank Ltd.	694,001	10,784,404
Henderson Land Development Co. Ltd.	962,068	5,645,029
HKT Trust / HKT Ltd. unit	2,040,000	1,902,030
Hong Kong & China Gas Co. Ltd.	5,230,112	12,086,429
Hong Kong Exchanges and Clearing Ltd.	1,018,726	15,633,397
Hopewell Holdings Ltd.	500,000	1,586,186
Hutchison Whampoa Ltd.	1,969,158	22,829,124
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hysan Development Co. Ltd.	594,677	$ 2,584,402
Link (REIT)	2,120,808	9,722,769
MTR Corp. Ltd.	1,306,951	4,929,855
New World Development Co. Ltd.	3,429,794	4,812,225
New World Development Co. Ltd. rights (a)	42,022	0
PCCW Ltd.	3,565,000	1,604,479
Power Assets Holdings Ltd.	1,291,176	11,131,043
Sino Land Ltd.	2,706,689	3,637,099
SJM Holdings Ltd.	1,778,000	4,558,239
Sun Hung Kai Properties Ltd.	1,477,611	19,169,337
Swire Pacific Ltd. (A Shares)	614,384	7,043,535
Swire Properties Ltd.	1,043,000	2,918,724
Wharf Holdings Ltd.	1,383,585	11,374,571
Wheelock and Co. Ltd.	836,000	4,269,239
TOTAL HONG KONG		273,678,812
Ireland - 0.4%
Bank of Ireland (a)(d)	18,900,000	5,515,457
CRH PLC	657,448	13,897,785
Elan Corp. PLC (a)	439,537	6,671,377
James Hardie Industries PLC CDI	404,923	3,535,541
Kerry Group PLC Class A	134,431	8,480,224
Ryanair Holdings PLC	262,563	2,293,792
TOTAL IRELAND		40,394,176
Isle of Man - 0.1%
Genting Singapore PLC	5,739,859	5,917,148
Israel - 0.4%
Bank Hapoalim BM (Reg.)	948,689	4,395,985
Bank Leumi le-Israel BM (a)	1,145,836	3,757,357
Bezeq Israeli Telecommunication Corp. Ltd.	1,740,245	2,836,484
Delek Group Ltd.	4,036	1,122,330
Israel Chemicals Ltd.	405,784	2,815,423
Israel Corp. Ltd. (Class A) (a)	2,474	1,048,302
Mizrahi Tefahot Bank Ltd.	109,073	1,168,795
NICE Systems Ltd.	51,973	1,973,113
Teva Pharmaceutical Industries Ltd.	775,564	29,647,057
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,800	298,116
TOTAL ISRAEL		49,062,962
Italy - 2.0%
Assicurazioni Generali SpA	1,080,687	20,710,205
Atlantia SpA	302,792	5,466,528
Banca Monte dei Paschi di Siena SpA (a)(d)	6,014,821	1,737,758
Enel Green Power SpA	1,597,936	3,372,724
Enel SpA	6,011,891	19,879,931
ENI SpA	2,341,293	53,329,464
EXOR SpA	93,561	3,195,243
Fiat Industrial SpA	776,073	9,297,942

	Shares	Value
Fiat Industrial SpA rights 9/10/13 (a)	776,073	$ 379
Fiat SpA (a)(d)	801,109	6,045,666
Finmeccanica SpA (a)(d)	365,595	1,869,940
Intesa Sanpaolo SpA	10,751,552	21,101,536
Luxottica Group SpA	150,857	7,858,845
Mediobanca SpA	461,427	2,869,931
Pirelli & C SpA	218,861	2,583,071
Prysmian SpA	182,628	4,055,021
Saipem SpA	242,608	5,399,626
Snam Rete Gas SpA	1,851,987	8,664,782
Telecom Italia SpA	9,194,007	6,403,444
Terna SpA	1,380,453	5,896,705
UniCredit SpA	4,008,796	22,665,808
Unione di Banche Italiane SCPA	780,262	3,764,001
TOTAL ITALY		216,168,550
Japan - 20.9%
ABC-MART, Inc.	24,600	1,027,291
ACOM Co. Ltd. (a)	36,360	902,746
Advantest Corp.	133,290	1,627,673
AEON Co. Ltd.	546,300	7,443,636
AEON Financial Service Co. Ltd. (d)	69,300	1,851,722
AEON Mall Co. Ltd.	101,640	2,642,478
Air Water, Inc.	134,000	1,790,362
Aisin Seiki Co. Ltd.	175,200	6,687,507
Ajinomoto Co., Inc.	571,866	7,313,660
Alfresa Holdings Corp.	36,600	1,729,559
All Nippon Airways Ltd.	1,036,000	2,103,539
Amada Co. Ltd.	318,000	2,332,361
Aozora Bank Ltd.	992,000	2,846,863
Asahi Glass Co. Ltd.	921,677	5,361,684
Asahi Group Holdings	352,803	8,728,778
Asahi Kasei Corp.	1,148,727	8,406,595
Asics Corp.	143,600	2,501,048
Astellas Pharma, Inc.	405,800	20,646,251
Bank of Kyoto Ltd.	297,000	2,426,129
Bank of Yokohama Ltd.	1,072,084	5,605,773
Benesse Holdings, Inc.	64,700	2,339,593
Bridgestone Corp.	593,679	19,376,921
Brother Industries Ltd.	212,900	2,153,558
Calbee, Inc.	16,200	1,577,833
Canon, Inc.	1,050,144	31,408,362
Casio Computer Co. Ltd. (d)	197,900	1,688,367
Central Japan Railway Co.	131,900	15,017,230
Chiba Bank Ltd.	681,674	4,644,803
Chiyoda Corp.	144,000	1,639,161
Chubu Electric Power Co., Inc.	590,964	7,351,274
Chugai Pharmaceutical Co. Ltd.	203,625	4,161,769
Chugoku Electric Power Co., Inc.(THE)	273,500	3,766,474
Citizen Holdings Co. Ltd.	240,566	1,544,389
Coca-Cola West Co. Ltd.	52,500	1,039,881
Cosmo Oil Co. Ltd. (a)	522,000	1,073,601
Credit Saison Co. Ltd.	141,252	3,226,437
Dai Nippon Printing Co. Ltd.	506,242	4,880,726
Common Stocks - continued
	Shares	Value
Japan - continued
Dai-ichi Mutual Life Insurance Co.	7,775	$ 10,324,356
Daicel Chemical Industries Ltd.	271,000	2,334,152
Daido Steel Co. Ltd.	255,000	1,349,190
Daihatsu Motor Co. Ltd.	175,000	3,266,419
Daiichi Sankyo Kabushiki Kaisha	615,070	10,522,316
Daikin Industries Ltd.	213,094	10,202,555
Dainippon Sumitomo Pharma Co. Ltd.	141,600	1,805,160
Daito Trust Construction Co. Ltd.	65,763	6,002,449
Daiwa House Industry Co. Ltd.	536,184	9,580,225
Daiwa Securities Group, Inc.	1,515,985	12,127,678
DeNA Co. Ltd. (d)	95,200	1,860,928
DENSO Corp.	444,238	20,180,357
Dentsu, Inc.	195,800	6,497,403
Don Quijote Co. Ltd.	49,800	2,578,701
East Japan Railway Co.	313,400	23,969,286
Eisai Co. Ltd.	228,478	9,274,675
Electric Power Development Co. Ltd.	104,880	3,220,906
FamilyMart Co. Ltd.	53,900	2,261,660
Fanuc Corp.	177,572	26,948,268
Fast Retailing Co. Ltd.	48,400	15,582,279
Fuji Electric Co. Ltd.	512,153	1,875,518
Fuji Heavy Industries Ltd.	537,000	12,927,992
Fujifilm Holdings Corp.	422,105	9,158,446
Fujitsu Ltd.	1,710,075	6,278,890
Fukuoka Financial Group, Inc.	711,300	3,024,705
Furukawa Electric Co. Ltd.	617,790	1,234,485
GREE, Inc. (d)	95,100	753,020
GungHo Online Entertainment, Inc. (a)(d)	3,150	2,130,500
Gunma Bank Ltd.	336,663	1,805,498
Hakuhodo DY Holdings, Inc.	21,220	1,439,591
Hamamatsu Photonics K.K.	65,700	2,115,693
Hankyu Hanshin Holdings, Inc.	1,044,000	5,619,968
Hino Motors Ltd.	234,000	3,031,446
Hirose Electric Co. Ltd.	27,198	3,563,447
Hiroshima Bank Ltd.	454,000	1,809,212
Hisamitsu Pharmaceutical Co., Inc.	56,000	2,995,511
Hitachi Chemical Co. Ltd.	98,200	1,614,160
Hitachi Construction Machinery Co. Ltd.	95,700	1,862,132
Hitachi High-Technologies Corp.	57,600	1,155,694
Hitachi Ltd.	4,474,271	26,765,467
Hitachi Metals Ltd.	170,000	2,025,524
Hokkaido Electric Power Co., Inc. (a)	168,800	1,971,965
Hokuhoku Financial Group, Inc.	1,063,000	1,966,951
Hokuriku Electric Power Co., Inc.	153,800	2,026,531
Honda Motor Co. Ltd.	1,505,760	53,989,416
Hoya Corp.	398,316	8,444,525
Hulic Co. Ltd.	239,400	2,934,380
Ibiden Co. Ltd.	118,800	1,699,823
Idemitsu Kosan Co. Ltd.	19,700	1,633,468
INPEX Corp.	2,000	9,018,363
Isetan Mitsukoshi Holdings Ltd.	321,887	4,158,278

	Shares	Value
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,193,185	$ 4,792,780
Isuzu Motors Ltd.	1,081,000	6,543,781
Itochu Corp.	1,374,686	15,475,154
ITOCHU Techno-Solutions Corp.	23,600	799,313
Iyo Bank Ltd.	231,000	2,301,549
J Front Retailing Co. Ltd.	437,800	3,476,908
Japan Airlines Co. Ltd.	54,000	2,856,746
Japan Exchange Group, Inc.	45,400	3,562,587
Japan Petroleum Exploration Co. Ltd.	28,300	1,256,991
Japan Prime Realty Investment Corp.	711	2,035,158
Japan Real Estate Investment Corp.	543	5,758,365
Japan Retail Fund Investment Corp.	1,887	3,461,298
Japan Steel Works Ltd.	289,000	1,469,177
Japan Tobacco, Inc.	1,016,300	34,325,383
JFE Holdings, Inc.	448,775	9,843,632
JGC Corp.	188,117	6,406,676
Joyo Bank Ltd.	610,941	3,138,650
JSR Corp.	164,916	2,863,023
JTEKT Corp.	196,200	2,536,985
JX Holdings, Inc.	2,048,068	10,761,191
Kajima Corp.	759,317	2,695,400
Kamigumi Co. Ltd.	210,663	1,677,217
Kaneka Corp.	255,559	1,627,776
Kansai Electric Power Co., Inc. (a)	666,936	7,440,397
Kansai Paint Co. Ltd.	208,000	2,399,693
Kao Corp.	481,650	14,018,673
Kawasaki Heavy Industries Ltd.	1,293,945	4,485,833
KDDI Corp.	497,700	23,659,861
Keihin Electric Express Railway Co. Ltd.	422,061	3,599,800
Keio Corp.	527,410	3,555,450
Keisei Electric Railway Co.	246,000	2,327,327
Keyence Corp.	41,562	13,654,584
Kikkoman Corp.	145,849	2,477,554
Kinden Corp.	122,000	1,196,884
Kintetsu Corp. (d)	1,476,100	5,464,636
Kirin Holdings Co. Ltd.	795,256	10,872,673
Kobe Steel Ltd. (a)	2,270,000	3,593,193
Koito Manufacturing Co. Ltd.	85,000	1,492,412
Komatsu Ltd.	852,545	18,516,354
Konami Corp.	93,500	2,058,093
Konica Minolta Holdings, Inc.	434,500	3,553,449
Kubota Corp.	997,864	13,489,880
Kuraray Co. Ltd.	312,186	3,444,727
Kurita Water Industries Ltd.	102,700	2,061,836
Kyocera Corp.	148,402	15,113,730
Kyowa Hakko Kirin Co., Ltd.	230,689	2,319,457
Kyushu Electric Power Co., Inc. (a)	388,470	5,020,039
Lawson, Inc.	59,816	4,492,233
LIXIL Group Corp.	241,859	4,865,222
Mabuchi Motor Co. Ltd.	22,321	1,098,524
Makita Corp.	101,900	5,351,528
Marubeni Corp.	1,507,244	10,886,573
Marui Group Co. Ltd.	200,849	1,866,691
Common Stocks - continued
	Shares	Value
Japan - continued
Maruichi Steel Tube Ltd.	41,700	$ 961,390
Mazda Motor Corp. (a)	2,460,000	9,793,394
McDonald's Holdings Co. (Japan) Ltd. (d)	60,300	1,582,840
Medipal Holdings Corp.	132,600	1,475,965
Meiji Holdings Co. Ltd.	56,129	2,895,770
Miraca Holdings, Inc.	51,700	2,298,786
Mitsubishi Chemical Holdings Corp.	1,227,775	5,749,155
Mitsubishi Corp.	1,306,502	24,305,900
Mitsubishi Electric Corp.	1,764,106	17,440,417
Mitsubishi Estate Co. Ltd.	1,153,723	29,805,267
Mitsubishi Gas Chemical Co., Inc.	347,867	2,785,432
Mitsubishi Heavy Industries Ltd.	2,772,256	15,123,384
Mitsubishi Logistics Corp.	113,000	1,443,802
Mitsubishi Materials Corp.	1,005,937	3,909,965
Mitsubishi Motors Corp. of Japan (a)(d)	411,200	4,287,899
Mitsubishi Tanabe Pharma Corp.	201,300	2,732,945
Mitsubishi UFJ Financial Group, Inc.	11,736,530	68,398,218
Mitsubishi UFJ Lease & Finance Co. Ltd.	524,100	2,362,697
Mitsui & Co. Ltd.	1,616,323	22,351,930
Mitsui Chemicals, Inc.	765,683	2,023,516
Mitsui Fudosan Co. Ltd.	773,677	24,220,372
Mitsui OSK Lines Ltd. (a)	995,285	3,902,798
Mizuho Financial Group, Inc.	21,234,800	43,040,743
MS&AD Insurance Group Holdings, Inc.	467,884	11,721,712
Murata Manufacturing Co. Ltd.	185,154	12,625,779
Nabtesco Corp.	98,000	2,092,493
Namco Bandai Holdings, Inc.	164,650	2,619,053
NEC Corp.	2,320,951	4,903,098
Nexon Co. Ltd.	106,900	1,163,109
NGK Insulators Ltd.	248,309	3,422,911
NGK Spark Plug Co. Ltd.	161,000	3,095,826
NHK Spring Co. Ltd.	142,300	1,497,968
Nidec Corp. (d)	97,442	7,278,405
Nikon Corp.	311,538	5,234,601
Nintendo Co. Ltd.	97,096	10,978,947
Nippon Building Fund, Inc.	633	6,869,683
Nippon Electric Glass Co. Ltd.	347,000	1,783,839
Nippon Express Co. Ltd.	788,546	3,676,531
Nippon Meat Packers, Inc.	154,740	2,163,843
Nippon Prologis REIT, Inc. (d)	231	2,022,266
Nippon Steel & Sumitomo Metal Corp.	7,052,636	19,921,164
Nippon Telegraph & Telephone Corp.	398,700	20,226,732
Nippon Yusen KK	1,466,578	4,147,577
Nishi-Nippon City Bank Ltd.	616,000	1,562,765
Nissan Motor Co. Ltd.	2,304,948	22,801,782
Nisshin Seifun Group, Inc.	175,590	1,970,020
Nissin Food Holdings Co. Ltd.	51,823	2,040,467
Nitori Holdings Co. Ltd.	32,000	2,855,545
Nitto Denko Corp.	151,494	8,011,812
NKSJ Holdings, Inc.	301,403	7,314,801
NOK Corp.	90,600	1,315,658
Nomura Holdings, Inc.	3,363,847	23,193,103

	Shares	Value
Nomura Real Estate Holdings, Inc.	114,200	$ 2,598,023
Nomura Real Estate Office Fund, Inc.	316	1,349,383
Nomura Research Institute Ltd.	91,500	2,841,119
NSK Ltd.	430,576	3,988,764
NTT Data Corp.	1,158	4,123,476
NTT DoCoMo, Inc.	14,176	22,662,159
NTT Urban Development Co.	1,024	1,203,479
Obayashi Corp.	585,704	3,316,618
Odakyu Electric Railway Co. Ltd.	574,000	5,223,007
Oji Holdings Corp.	722,352	2,878,569
Olympus Corp. (a)	218,829	6,285,039
Omron Corp.	184,960	5,763,097
Ono Pharmaceutical Co. Ltd.	75,100	4,507,490
Oracle Corp. Japan	33,600	1,367,182
Oriental Land Co. Ltd.	45,656	7,351,743
ORIX Corp.	1,155,080	15,739,046
Osaka Gas Co. Ltd.	1,699,525	6,845,480
Otsuka Corp.	14,200	1,709,477
Otsuka Holdings Co. Ltd.	331,200	10,232,531
Panasonic Corp. (a)	2,043,673	18,411,905
Park24 Co. Ltd.	87,900	1,521,616
Rakuten, Inc.	659,500	8,080,315
Resona Holdings, Inc.	1,728,200	8,200,442
Ricoh Co. Ltd.	609,770	6,561,617
Rinnai Corp.	31,700	2,207,854
ROHM Co. Ltd.	86,744	3,039,684
Sankyo Co. Ltd. (Gunma)	48,300	2,241,229
Sanrio Co. Ltd.	40,700	2,087,246
Santen Pharmaceutical Co. Ltd.	66,800	3,085,868
SBI Holdings, Inc. Japan	201,060	2,077,025
Secom Co. Ltd.	191,767	10,936,071
Sega Sammy Holdings, Inc.	176,300	4,196,044
Sekisui Chemical Co. Ltd.	390,293	3,570,361
Sekisui House Ltd.	492,467	5,921,549
Seven & i Holdings Co., Ltd.	698,200	23,903,416
Seven Bank Ltd.	534,600	1,742,515
Sharp Corp. (a)(d)	944,675	3,656,819
Shikoku Electric Power Co., Inc. (a)	160,300	2,487,320
Shimadzu Corp.	210,000	1,830,096
Shimamura Co. Ltd.	20,300	2,065,746
SHIMANO, Inc.	71,800	5,940,565
SHIMIZU Corp.	534,416	2,338,474
Shin-Etsu Chemical Co., Ltd.	382,962	22,917,568
Shinsei Bank Ltd.	1,522,000	2,977,372
Shionogi & Co. Ltd.	272,491	5,291,593
Shiseido Co. Ltd.	327,350	5,173,603
Shizuoka Bank Ltd.	514,274	5,427,981
Showa Denko KK	1,345,336	1,688,842
Showa Shell Sekiyu KK	170,600	1,686,296
SMC Corp.	49,371	10,283,836
So-net M3, Inc.	642	1,671,554
SoftBank Corp.	884,030	55,151,230
Sojitz Corp.	1,135,300	2,016,457
Sony Corp.	923,685	18,384,030
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	156,400	$ 2,532,935
Stanley Electric Co. Ltd.	129,025	2,465,604
Sumco Corp.	101,000	836,277
Sumitomo Chemical Co. Ltd.	1,371,334	4,944,795
Sumitomo Corp.	1,054,242	13,281,245
Sumitomo Electric Industries Ltd.	690,406	9,223,209
Sumitomo Heavy Industries Ltd.	506,822	2,275,490
Sumitomo Metal Mining Co. Ltd.	476,065	6,360,867
Sumitomo Mitsui Financial Group, Inc.	1,173,100	51,564,622
Sumitomo Mitsui Trust Holdings, Inc.	3,028,722	13,079,766
Sumitomo Realty & Development Co. Ltd.	326,000	14,247,679
Sumitomo Rubber Industries Ltd.	155,700	2,177,633
Suntory Beverage & Food Ltd.	112,200	3,988,617
Suzuken Co. Ltd.	62,660	1,924,916
Suzuki Motor Corp.	333,900	7,128,590
Sysmex Corp.	66,500	3,838,583
T&D Holdings, Inc.	532,700	6,418,010
Taiheiyo Cement Corp.	1,083,000	4,036,032
Taisei Corp.	897,594	3,658,237
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,099,791
Taiyo Nippon Sanso Corp.	223,000	1,452,416
Takashimaya Co. Ltd.	239,000	2,089,681
Takeda Pharmaceutical Co. Ltd.	730,842	33,074,033
TDK Corp.	112,925	4,062,349
Teijin Ltd.	833,341	1,818,493
Terumo Corp.	140,812	6,716,310
The Chugoku Bank Ltd.	155,000	2,070,284
The Hachijuni Bank Ltd.	372,000	2,083,214
The Suruga Bank Ltd.	176,000	2,753,221
THK Co. Ltd.	106,000	2,044,409
Tobu Railway Co. Ltd.	929,297	4,664,136
Toho Co. Ltd.	107,554	2,125,807
Toho Gas Co. Ltd.	380,000	1,889,601
Tohoku Electric Power Co., Inc. (a)	413,490	4,506,509
Tokio Marine Holdings, Inc.	632,400	19,341,605
Tokyo Electric Power Co. (a)	1,327,518	6,681,738
Tokyo Electron Ltd.	161,018	6,665,164
Tokyo Gas Co. Ltd.	2,229,395	11,537,762
Tokyo Tatemono Co. Ltd.	380,000	3,209,826
Tokyu Corp.	1,031,954	6,600,920
Tokyu Land Corp.	388,000	3,573,350
TonenGeneral Sekiyu KK	254,856	2,309,431
Toppan Printing Co. Ltd.	502,013	3,672,214
Toray Industries, Inc.	1,335,883	8,161,509
Toshiba Corp.	3,676,880	14,489,656
Toto Ltd.	266,185	3,283,486
Toyo Seikan Group Holdings Ltd.	146,600	2,463,847
Toyo Suisan Kaisha Ltd.	80,000	2,400,039
Toyoda Gosei Co. Ltd.	60,500	1,454,451
Toyota Boshoku Corp.	55,400	722,241
Toyota Industries Corp.	147,686	5,941,931
Toyota Motor Corp.	2,539,251	152,739,603

	Shares	Value
Toyota Tsusho Corp.	192,800	$ 4,405,993
Trend Micro, Inc.	95,700	3,334,809
Tsumura & Co.	56,400	1,508,810
Ube Industries Ltd.	964,605	1,698,072
Unicharm Corp.	103,380	5,343,506
United Urban Investment Corp.	2,058	2,648,475
USS Co. Ltd.	19,780	2,467,790
West Japan Railway Co.	153,600	6,323,175
Yahoo! Japan Corp.	13,311	6,557,073
Yakult Honsha Co. Ltd.	86,666	3,657,545
Yamada Denki Co. Ltd.	84,935	2,675,133
Yamaguchi Financial Group, Inc.	191,000	1,770,818
Yamaha Corp.	144,743	1,816,233
Yamaha Motor Co. Ltd.	251,400	3,236,696
Yamato Holdings Co. Ltd.	338,332	7,239,206
Yamato Kogyo Co. Ltd.	39,700	1,289,780
Yamazaki Baking Co. Ltd.	103,000	1,102,251
Yaskawa Electric Corp.	193,000	2,271,839
Yokogawa Electric Corp.	197,800	2,478,725
Yokohama Rubber Co. Ltd.	184,000	1,613,113
TOTAL JAPAN		2,292,113,714
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	906,428	11,596,522
Millicom International Cellular SA (depository receipt)	60,612	4,920,406
SES SA (France) (depositary receipt)	278,580	8,184,758
Subsea 7 SA	253,454	5,197,591
Tenaris SA	429,387	9,482,914
TOTAL LUXEMBOURG		39,382,191
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	77
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,676,680	2,931,123
Netherlands - 3.1%
AEGON NV	1,619,325	11,526,630
Akzo Nobel NV	217,756	12,805,537
ASML Holding NV (Netherlands)	329,312	28,733,155
Corio NV	65,700	2,579,791
D.E. Master Blenders 1753 NV (a)	499,397	8,157,947
Delta Lloyd NV	171,838	3,281,735
European Aeronautic Defence and Space Co. (EADS) NV	536,158	30,899,080
Fugro NV (Certificaten Van Aandelen)	64,910	3,988,727
Gemalto NV (d)	71,513	8,229,435
Heineken Holding NV (A Shares)	93,458	5,639,867
Heineken NV (Bearer) (d)	209,267	14,368,213
ING Groep NV (Certificaten Van Aandelen) (a)	3,523,756	38,365,304
Koninklijke Ahold NV	915,423	14,584,968
Koninklijke Boskalis Westminster NV	67,437	2,669,387
Koninklijke KPN NV	2,934,769	8,572,010
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	888,108	$ 27,462,119
OCI NV (a)	82,000	3,901,511
QIAGEN NV (a)	215,753	4,334,279
Randstad Holding NV	110,369	5,126,573
Reed Elsevier NV	624,356	11,276,086
Royal DSM NV	141,590	10,443,861
STMicroelectronics NV	583,422	4,667,312
TNT Express NV	320,209	2,822,772
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,492,063	56,139,880
Vopak NV (d)	63,848	3,581,709
Wolters Kluwer NV (Certificaten Van Aandelen)	276,117	6,521,300
Ziggo NV	152,578	6,050,650
TOTAL NETHERLANDS		336,729,838
New Zealand - 0.1%
Auckland International Airport Ltd.	954,357	2,271,583
Contact Energy Ltd.	320,135	1,311,222
Fletcher Building Ltd.	625,831	4,236,706
Sky City Entertainment Group Ltd.	556,571	1,673,159
Telecom Corp. of New Zealand Ltd.	1,705,794	2,998,991
TOTAL NEW ZEALAND		12,491,661
Norway - 0.6%
Aker Solutions ASA	147,027	2,230,685
DNB ASA	892,825	13,859,551
Gjensidige Forsikring ASA	180,740	2,567,929
Norsk Hydro ASA (d)	813,467	3,275,215
Orkla ASA (A Shares)	699,806	5,049,704
StatoilHydro ASA	1,033,803	22,680,912
Telenor ASA	640,223	13,306,922
Yara International ASA	169,280	6,693,916
TOTAL NORWAY		69,664,834
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,742,100	1,828,143
Energias de Portugal SA (d)	1,833,190	6,478,662
Galp Energia SGPS SA Class B	317,404	5,342,294
Jeronimo Martins SGPS SA	231,397	4,492,582
Portugal Telecom SGPS SA (Reg.) (d)	565,197	2,133,472
TOTAL PORTUGAL		20,275,153
Singapore - 1.4%
Ascendas Real Estate Investment Trust	1,869,183	3,194,433
CapitaCommercial Trust (REIT)	1,783,000	1,893,983
CapitaLand Ltd.	2,316,437	5,538,674
CapitaMall Trust	2,173,200	3,168,824
CapitaMalls Asia Ltd.	1,228,000	1,728,018
City Developments Ltd.	440,000	3,439,009
ComfortDelgro Corp. Ltd.	1,819,784	2,632,096
DBS Group Holdings Ltd.	1,564,020	19,372,465
Global Logistic Properties Ltd.	2,823,000	5,975,306

	Shares	Value
Hutchison Port Holdings Trust	4,694,000	$ 3,473,560
Jardine Cycle & Carriage Ltd.	98,267	2,555,281
K-REIT Asia	105,712	99,447
Keppel Corp. Ltd.	1,321,400	10,462,637
Keppel Ld Ltd.	672,000	1,775,353
Olam International Ltd.	1,453,700	1,635,356
Oversea-Chinese Banking Corp. Ltd.	2,350,793	18,226,202
SembCorp Industries Ltd.	887,130	3,400,804
SembCorp Marine Ltd.	749,800	2,457,012
Singapore Airlines Ltd.	474,425	3,522,111
Singapore Exchange Ltd.	811,000	4,622,115
Singapore Press Holdings Ltd.	1,467,021	4,519,750
Singapore Technologies Engineering Ltd.	1,452,161	4,508,120
Singapore Telecommunications Ltd.	7,277,827	20,026,006
StarHub Ltd.	549,000	1,807,620
United Overseas Bank Ltd.	1,178,829	18,381,082
UOL Group Ltd.	417,984	2,097,129
Wilmar International Ltd.	1,736,000	4,286,924
Yangzijiang Shipbuilding Holdings Ltd.	1,681,000	1,245,332
TOTAL SINGAPORE		156,044,649
Spain - 2.9%
Abertis Infraestructuras SA	336,072	5,934,105
ACS Actividades de Construccion y Servicios SA	134,880	3,797,918
Amadeus IT Holding SA Class A	347,263	11,216,986
Banco Bilbao Vizcaya Argentaria SA	5,081,041	48,556,898
Banco de Sabadell SA (d)	2,480,526	5,717,507
Banco Popular Espanol SA (a)	1,154,629	5,421,933
Banco Santander SA (Spain)	10,222,074	72,231,618
Bankia SA (a)(d)	3,656,444	3,406,940
Cintra Concesiones de Infrastructuras de Transporte SA	368,513	6,112,417
Criteria CaixaCorp SA	1,089,527	4,046,325
Distribuidora Internacional de Alimentacion SA	557,752	4,408,175
Enagas SA	175,563	3,986,324
Gas Natural SDG SA	322,718	6,321,030
Grifols SA	134,757	5,412,507
Grupo Acciona SA (d)	23,608	1,207,967
Iberdrola SA	4,447,352	23,581,905
Inditex SA	201,483	26,668,944
International Consolidated Airlines Group SA (a)	75,414	334,795
International Consolidated Airlines Group SA CDI (a)	780,265	3,461,873
MAPFRE SA (Reg.)	704,882	2,374,667
Red Electrica Corporacion SA	99,779	5,175,353
Repsol YPF SA	789,650	18,321,116
Telefonica SA (a)	3,760,100	51,116,769
Zardoya Otis SA (d)	136,297	2,008,527
Zardoya Otis SA	5,331	78,560
TOTAL SPAIN		320,901,159
Common Stocks - continued
	Shares	Value
Sweden - 3.1%
Alfa Laval AB	297,355	$ 6,425,077
ASSA ABLOY AB (B Shares)	304,857	12,981,153
Atlas Copco AB:
(A Shares)	614,487	16,606,128
(B Shares)	354,807	8,710,435
Boliden AB	260,799	3,807,299
Electrolux AB (B Shares)	222,675	5,889,975
Elekta AB (B Shares)	335,972	5,287,465
Getinge AB (B Shares)	180,520	6,215,858
H&M Hennes & Mauritz AB (B Shares)	868,635	31,915,113
Hexagon AB (B Shares)	216,002	6,202,355
Husqvarna AB (B Shares)	387,673	2,441,620
Industrivarden AB Series C	113,174	1,950,172
Investment AB Kinnevik	196,325	6,132,055
Investor AB (B Shares)	417,452	12,030,952
Lundin Petroleum AB (a)	202,219	4,335,869
Nordea Bank AB	2,602,275	30,293,483
Ratos AB (B Shares)	168,600	1,470,434
Sandvik AB	974,108	13,030,046
Scania AB (B Shares) (d)	293,240	5,862,720
Securitas AB (B Shares)	279,842	2,949,439
Skandinaviska Enskilda Banken AB (A Shares)	1,412,600	14,504,656
Skanska AB (B Shares)	345,984	6,196,791
SKF AB (B Shares)	357,807	9,475,149
Svenska Cellulosa AB (SCA) (B Shares)	542,866	13,261,712
Svenska Handelsbanken AB (A Shares)	460,495	19,761,259
Swedbank AB (A Shares)	827,073	18,719,541
Swedish Match Co. AB	187,343	6,541,253
Tele2 AB (B Shares)	293,798	3,692,784
Telefonaktiebolaget LM Ericsson (B Shares)	2,807,279	33,015,837
TeliaSonera AB	2,179,492	15,607,851
Volvo AB (B Shares)	1,392,674	20,068,409
TOTAL SWEDEN		345,382,890
Switzerland - 9.0%
ABB Ltd. (Reg.)	2,023,631	43,281,085
Actelion Ltd.	97,042	6,596,708
Adecco SA (Reg.)	123,472	7,776,301
Aryzta AG	78,590	5,017,192
Baloise Holdings AG (d)	42,496	4,498,744
Banque Cantonale Vaudoise (Bearer)	3,995	2,140,370
Barry Callebaut AG	1,904	1,791,555
Coca-Cola HBC AG	5,000	138,078
Coca-Cola HBC AG sponsored ADR	179,947	4,943,144
Compagnie Financiere Richemont SA Series A	480,190	45,621,792
Credit Suisse Group	1,376,698	39,682,516
Ems-Chemie Holding AG	7,538	2,412,209
Geberit AG (Reg.)	36,240	8,818,030
Givaudan SA	7,578	10,204,991
Holcim Ltd. (Reg.)	212,817	14,443,972

	Shares	Value
Julius Baer Group Ltd.	203,377	$ 8,961,746
Kuehne & Nagel International AG	50,961	6,347,875
Lindt & Spruengli AG	95	4,390,349
Lindt & Spruengli AG (participation certificate)	785	3,138,481
Lonza Group AG	48,129	3,408,782
Nestle SA	2,959,388	193,674,865
Novartis AG	2,108,462	153,600,874
Pargesa Holding SA	25,831	1,836,445
Partners Group Holding AG	15,657	4,013,321
Roche Holding AG (participation certificate)	644,911	160,872,527
Schindler Holding AG:
(participation certificate)	44,462	6,130,877
(Reg.)	19,147	2,590,797
SGS SA (Reg.)	4,995	11,375,576
Sika AG (Bearer)	1,951	5,342,735
Sonova Holding AG Class B	46,179	5,111,975
Sulzer AG (Reg.)	22,064	3,217,889
Swatch Group AG (Bearer)	28,150	16,216,239
Swatch Group AG (Bearer) (Reg.)	39,808	3,987,431
Swiss Life Holding AG (d)	29,277	5,484,423
Swiss Prime Site AG	48,817	3,583,429
Swiss Re Ltd.	325,116	24,948,447
Swisscom AG (d)	21,188	9,600,581
Syngenta AG (Switzerland)	85,828	33,609,874
Transocean Ltd. (Switzerland)	335,354	15,235,008
UBS AG	3,350,907	64,744,904
Zurich Insurance Group AG	136,567	33,993,140
TOTAL SWITZERLAND		982,785,277
United Kingdom - 20.4%
3I Group PLC	875,561	4,864,332
Aberdeen Asset Management PLC	872,500	4,762,143
Admiral Group PLC	184,049	3,596,634
Aggreko PLC	253,553	6,392,989
AMEC PLC	269,286	4,335,877
Anglo American PLC (United Kingdom)	1,284,389	29,428,325
Antofagasta PLC	350,458	4,643,546
ARM Holdings PLC	1,275,627	17,257,747
Associated British Foods PLC	323,248	9,242,296
AstraZeneca PLC (United Kingdom)	1,148,802	56,564,035
Aviva PLC	2,687,471	16,086,298
Babcock International Group PLC	327,826	5,781,404
BAE Systems PLC	2,960,296	19,960,520
Barclays PLC	11,156,325	48,871,497
BG Group PLC	3,129,663	59,509,976
BHP Billiton PLC	1,943,351	56,523,143
BP PLC	17,502,093	121,023,777
British American Tobacco PLC (United Kingdom)	1,762,698	89,130,199
British Land Co. PLC	881,844	7,625,593
British Sky Broadcasting Group PLC	961,715	12,511,654
BT Group PLC	7,253,625	36,533,032
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	301,908	$ 6,367,668
Burberry Group PLC	404,649	9,619,477
Capita Group PLC	598,273	8,840,315
Capital Shopping Centres Group PLC	603,004	2,858,560
Carnival PLC	172,208	6,441,946
Centrica PLC	4,740,573	28,350,012
Cobham PLC	984,636	4,344,210
Compass Group PLC	1,666,519	22,107,095
Croda International PLC	123,403	4,970,266
Diageo PLC	2,307,102	70,704,312
Direct Line Insurance Group PLC	759,695	2,552,385
easyJet PLC	140,000	2,675,092
Fresnillo PLC	163,357	3,298,601
G4S PLC (United Kingdom)	1,286,923	5,185,296
GKN PLC	1,531,440	7,784,334
GlaxoSmithKline PLC	4,519,495	115,263,269
Hammerson PLC	648,711	4,860,662
Hargreaves Lansdown PLC	213,735	3,307,283
HSBC Holdings PLC (United Kingdom)	17,107,071	179,110,294
ICAP PLC	499,081	2,841,566
IMI PLC	292,448	6,503,516
Imperial Tobacco Group PLC	895,912	29,600,578
Inmarsat PLC	409,704	4,412,682
InterContinental Hotel Group PLC	244,057	6,834,943
Intertek Group PLC	145,045	7,197,335
Invensys PLC	620,632	4,702,208
Investec PLC	512,427	3,263,784
ITV PLC	3,384,337	8,632,788
J Sainsbury PLC	1,109,575	6,613,229
Johnson Matthey PLC	187,448	8,252,769
Kingfisher PLC	2,204,722	13,154,132
Land Securities Group PLC	714,182	9,772,760
Legal & General Group PLC	5,376,803	15,564,982
Lloyds Banking Group PLC (a)	42,224,516	47,495,111
London Stock Exchange Group PLC	159,483	3,855,553
Marks & Spencer Group PLC	1,476,196	10,790,897
Meggitt PLC	707,367	5,771,528
Melrose PLC	1,136,288	5,184,106
National Grid PLC	3,460,893	39,843,225
Next PLC	147,645	11,197,739
Old Mutual PLC	4,459,222	12,507,926
Pearson PLC	746,401	14,700,467
Persimmon PLC	276,727	4,712,994
Prudential PLC	2,355,129	39,392,014
Reckitt Benckiser Group PLC	594,934	40,428,351
Reed Elsevier PLC	1,086,894	13,331,707
Rexam PLC	713,977	5,398,370
Rio Tinto PLC	1,191,909	53,814,430
Rolls-Royce Group PLC	1,735,786	29,912,217
Royal & Sun Alliance Insurance Group PLC	3,437,101	6,317,200

	Shares	Value
Royal Bank of Scotland Group PLC (a)	1,948,935	$ 10,068,271
Royal Dutch Shell PLC:
Class A (Netherlands)	57,076	1,846,343
Class A (United Kingdom)	3,422,668	110,695,875
Class B (United Kingdom)	2,360,273	79,442,011
SABMiller PLC	884,033	42,113,368
Sage Group PLC	1,066,546	5,687,375
Schroders PLC	100,426	3,599,726
Scottish & Southern Energy PLC	885,155	21,440,057
Segro PLC	658,881	2,981,518
Serco Group PLC	450,438	3,821,790
Severn Trent PLC	216,219	5,656,059
Smith & Nephew PLC	821,242	9,555,619
Smiths Group PLC	357,799	7,108,448
Standard Chartered PLC (United Kingdom)	2,225,312	49,693,837
Standard Life PLC	2,150,241	11,036,341
Tate & Lyle PLC	420,726	5,248,593
Tesco PLC	7,420,202	42,149,904
The Weir Group PLC	199,567	6,726,600
Travis Perkins PLC	223,583	5,457,164
TUI Travel PLC	416,653	2,223,747
Tullow Oil PLC	828,326	12,939,261
Unilever PLC	1,179,663	44,980,234
United Utilities Group PLC	621,501	6,534,906
Vedanta Resources PLC	98,791	1,778,980
Vodafone Group PLC	44,688,959	143,966,220
Whitbread PLC	164,147	7,834,861
William Hill PLC	787,779	5,068,849
WM Morrison Supermarkets PLC	2,009,502	9,037,192
TOTAL UNITED KINGDOM		2,233,980,350
TOTAL COMMON STOCKS (Cost $10,471,066,174)		10,653,407,027
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	235,965	31,033,501
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	47,905	3,512,641
FUCHS PETROLUB AG	32,638	2,640,787
Henkel AG & Co. KGaA	163,477	15,837,152
Porsche Automobil Holding SE (Germany)	139,717	11,744,183
RWE AG (non-vtg.) (d)	36,727	997,745
Volkswagen AG	132,228	30,076,047
TOTAL GERMANY		64,808,555
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,545,527	$ 3,065,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $69,679,623)		98,907,997
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.11% 9/19/13 to 6/26/14 (e) (Cost $19,990,873)	$ 20,000,000	19,992,261
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	223,225,349	223,225,349
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	142,035,889	142,035,889
TOTAL MONEY MARKET FUNDS (Cost $365,261,238)		365,261,238
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $10,925,997,908)		11,137,568,523
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(171,781,975)
NET ASSETS - 100%		$ 10,965,786,548
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
73 CAC 40 Index Contracts (France)	Sept. 2013	$ 3,797,471	$ (5,012,234)
7 DAX 100 Index Contracts (Germany)	Sept. 2013	1,877,486	91,998
473 EURO STOXX 50 Index Contracts (Germany)	Sept. 2013	17,047,580	499,755
207 FTSE 100 Index Contracts (United Kingdom)	Sept. 2013	20,556,089	(9,227)
21 Hang Seng Index Contracts (Hong Kong)	Sept. 2013	2,920,439	(27,051)
1,587 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	134,236,395	(107,496)
172 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2013	3,154,594	382,210
68 SFE SPI 200 Index Contracts	Sept. 2013	7,743,969	(148,193)
31 SGX MSCI Index Contracts (Singapore)	Sept. 2013	1,672,484	(20,843)
160 TSE TOPIX Index Contracts	Sept. 2013	17,966,084	321,033
TOTAL EQUITY INDEX CONTRACTS		$ 210,972,591	$ (4,030,048)
The face value of futures purchased as a percentage of net assets is 1.9%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/13/13	JPY	Goldman Sachs Bank USA	Buy	100,000,000	$ 1,025,641	$ (7,094)
9/13/13	JPY	Goldman Sachs Bank USA	Buy	1,660,000,000	17,116,931	(209,050)
9/20/13	AUD	Goldman Sachs Bank USA	Buy	700,000	630,035	(7,859)
9/20/13	AUD	Goldman Sachs Bank USA	Buy	3,900,000	3,670,076	(203,668)
9/20/13	AUD	Goldman Sachs Bank USA	Buy	4,000,000	3,819,980	(264,690)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	500,000	669,670	(8,802)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,326,780	(5,044)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	8,000,000	10,674,808	(100,921)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	9,300,000	12,424,912	(132,768)
9/20/13	EUR	Goldman Sachs Bank USA	Sell	1,300,000	1,662,635	(55,622)
9/20/13	GBP	Goldman Sachs Bank USA	Buy	300,000	470,661	(5,826)
9/20/13	GBP	Goldman Sachs Bank USA	Buy	6,000,000	9,401,880	(105,188)
9/20/13	GBP	Goldman Sachs Bank USA	Buy	7,000,000	10,901,100	(54,959)
9/20/13	SEK	Goldman Sachs Bank USA	Buy	10,000,000	1,549,627	(41,440)
9/20/13	SEK	Goldman Sachs Bank USA	Buy	11,200,000	1,722,016	(32,847)
						$ (1,235,778)

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,859,124.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103,089
Fidelity Securities Lending Cash Central Fund	2,198,707
Total	$ 2,301,796
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,262,241,501	$ 708,333,067	$ 553,908,434	$ -
Consumer Staples	1,235,591,330	557,071,036	678,520,294	-
Energy	766,957,788	238,018,507	528,939,281	-
Financials	2,712,949,985	1,569,812,757	1,143,137,144	84
Health Care	1,098,731,562	388,614,070	710,117,492	-
Industrials	1,376,149,170	779,147,912	597,001,258	-
Information Technology	453,363,481	70,939,523	382,423,958	-
Materials	877,598,469	462,093,473	415,504,996	-
Telecommunication Services	574,053,615	191,983,639	382,069,976	-
Utilities	394,678,123	284,904,077	109,774,046	-
Government Obligations	19,992,261	-	19,992,261	-
Money Market Funds	365,261,238	365,261,238	-	-
Total Investments in Securities:	$ 11,137,568,523	$ 5,616,179,299	$ 5,521,389,140	$ 84
Derivative Instruments:
Assets
Futures Contracts	$ 1,294,996	$ 1,294,996	$ -	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,235,778)	$ -	$ (1,235,778)	$ -
Futures Contracts	(5,325,044)	(5,325,044)	-	-
Total Liabilities	$ (6,560,822)	$ (5,325,044)	$ (1,235,778)	$ -
Total Derivative Instruments:	$ (5,265,826)	$ (4,030,048)	$ (1,235,778)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,527,357,768
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 1,294,996	$ (5,325,044)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	-	(1,235,778)
Total Value of Derivatives	$ 1,294,996	$ (6,560,822)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $129,879,000) - See accompanying schedule: Unaffiliated issuers (cost $10,560,736,670)	$ 10,772,307,285
Fidelity Central Funds (cost $365,261,238)	365,261,238
Total Investments (cost $10,925,997,908)		$ 11,137,568,523
Foreign currency held at value (cost $6,737,874)		6,707,733
Receivable for investments sold		1,219,388
Receivable for fund shares sold		16,040,761
Dividends receivable		36,844,434
Distributions receivable from Fidelity Central Funds		111,268
Receivable from investment adviser for expense reductions		298,183
Other receivables		2,793
Total assets		11,198,793,083

Liabilities
Payable for investments purchased	$ 73,259,816
Unrealized depreciation on foreign currency contracts	1,235,778
Payable for fund shares redeemed	13,388,135
Accrued management fee	561,184
Payable for daily variation margin for derivative instruments	1,638,302
Other affiliated payables	887,431
Collateral on securities loaned, at value	142,035,889
Total liabilities		233,006,535

Net Assets		$ 10,965,786,548
Net Assets consist of:
Paid in capital		$ 11,215,406,702
Undistributed net investment income		229,970,401
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(685,838,253)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		206,247,698
Net Assets		$ 10,965,786,548

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,391,450,027 ÷ 65,087,382 shares)	$ 36.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,776,801,812 ÷ 157,142,895 shares)	$ 36.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,401,045,901 ÷ 38,097,420 shares)	$ 36.78

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,396,488,808 ÷ 37,972,633 shares)	$ 36.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 242,754,229
Interest		10,896
Income from Fidelity Central Funds (including $2,198,707 from security lending)		2,301,796
Income before foreign taxes withheld		245,066,921
Less foreign taxes withheld		(17,462,960)
Total income		227,603,961

Expenses
Management fee	$ 3,211,151
Transfer agent fees	5,127,501
Independent trustees' compensation	30,245
Miscellaneous	11,614
Total expenses before reductions	8,380,511
Expense reductions	(1,711,613)	6,668,898
Net investment income (loss)		220,935,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,620,786)
Foreign currency transactions	(12,918,251)
Futures contracts	15,041,691
Total net realized gain (loss)		(42,497,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	230,708,167
Assets and liabilities in foreign currencies	8,967,666
Futures contracts	(6,230,041)
Total change in net unrealized appreciation (depreciation)		233,445,792
Net gain (loss)		190,948,446
Net increase (decrease) in net assets resulting from operations		$ 411,883,509

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 220,935,063	$ 283,086,353
Net realized gain (loss)	(42,497,346)	(79,042,694)
Change in net unrealized appreciation (depreciation)	233,445,792	690,009,936
Net increase (decrease) in net assets resulting from operations	411,883,509	894,053,595
Distributions to shareholders from net investment income	-	(263,200,177)
Distributions to shareholders from net realized gain	-	(10,605,696)
Total distributions	-	(273,805,873)
Share transactions - net increase (decrease)	522,591,658	690,478,893
Redemption fees	405,356	579,443
Total increase (decrease) in net assets	934,880,523	1,311,306,058

Net Assets
Beginning of period	10,030,906,025	8,719,599,967
End of period (including undistributed net investment income of $229,970,401 and undistributed net investment income of $9,035,338, respectively)	$ 10,965,786,548	$ 10,030,906,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) D	.74	1.03	1.19	.94	.82	1.30
Net realized and unrealized gain (loss)	.69	2.23	(4.28)	5.45	10.93	(22.75)
Total from investment operations	1.43	3.26	(3.09)	6.39	11.75	(21.45)
Distributions from net investment income	-	(.97)	(1.12)	(.81)	(.74)	(.94)
Distributions from net realized gain	-	(.04)	(.02)	(.03)	(.12)	-
Total distributions	-	(1.01)	(1.14)	(.84)	(.86)	(.94)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 36.74	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Total Return B,C	4.05%	10.01%	(7.92)%	20.34%	56.36%	(50.03)%
Ratios to Average Net Assets E,G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.11%	.10%	.10%	.10%
Expenses net of all reductions	.20% A	.20%	.11%	.10%	.10%	.10%
Net investment income (loss)	4.05% A	3.16%	3.54%	2.84%	2.72%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,391,450	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776
Portfolio turnover rate F	1% A	1%	9%	1%	2%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) D	.76	1.06	1.20	.96	.83	1.31
Net realized and unrealized gain (loss)	.69	2.22	(4.28)	5.44	10.93	(22.75)
Total from investment operations	1.45	3.28	(3.08)	6.40	11.76	(21.44)
Distributions from net investment income	-	(1.00)	(1.12)	(.82)	(.75)	(.95)
Distributions from net realized gain	-	(.04)	(.02)	(.03)	(.12)	-
Total distributions	-	(1.04)	(1.14)	(.85)	(.87)	(.95)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 36.76	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Total Return B,C	4.11%	10.07%	(7.87)%	20.38%	56.40%	(50.02)%
Ratios to Average Net Assets E,G
Expenses before reductions	.17% A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12% A	.12%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.12% A	.12%	.07%	.07%	.07%	.07%
Net investment income (loss)	4.13% A	3.24%	3.57%	2.87%	2.75%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,776,802	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867
Portfolio turnover rate F	1% A	1%	9%	1%	2%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.77	1.07	.32
Net realized and unrealized gain (loss)	.70	2.22	2.48
Total from investment operations	1.47	3.29	2.80
Distributions from net investment income	-	(1.01)	(1.02)
Distributions from net realized gain	-	(.04)	-
Total distributions	-	(1.05)	(1.02)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 36.78	$ 35.31	$ 33.07
Total Return B,C	4.16%	10.12%	9.44%
Ratios to Average Net Assets E,H
Expenses before reductions	.10%A,L	.10% L	.10% A,L
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	4.18% A	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,401,046	$ 1,269,545	$ 860,659
Portfolio turnover rate F	1% A	1%	9% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.77	1.08	.32
Net realized and unrealized gain (loss)	.70	2.22	2.48
Total from investment operations	1.47	3.30	2.80
Distributions from net investment income	-	(1.02)	(1.02)
Distributions from net realized gain	-	(.04)	-
Total distributions	-	(1.06)	(1.02)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 36.78	$ 35.31	$ 33.07
Total Return B,C	4.16%	10.13%	9.45%
Ratios to Average Net Assets E,H
Expenses before reductions	.08%A,L	.08% L	.08% A,L
Expenses net of fee waivers, if any	.06% A	.06%	.06% A
Expenses net of all reductions	.06% A	.06%	.06% A
Net investment income (loss)	4.19% A	3.30%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,396,489	$ 1,155,733	$ 958,101
Portfolio turnover rate F	1% A	1%	9% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Spartan® Extended Market Index Fund and Spartan® International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage® Class and Fidelity Advantage® Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of each applicable Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 11,132,384,437	$ 3,171,500,326	$ (850,546,687)	$ 2,320,953,639
Spartan International Index	10,984,467,234	2,088,755,278	(1,935,653,989)	153,101,289

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan International Index	$ (4,442,746)	$ (212,836,014)	$ (217,278,760)	$ (535,614,445)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to ..75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 11,216,284	$ (4,929,530)
Totals (a)	$ 11,216,284	$ (4,929,530)
Spartan International Index
Equity Risk
Futures Contracts	$ 15,041,691	$ (6,230,041)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,959,593)	7,799,555
Totals (a)	$ 3,082,098	$ 1,569,514

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market, and to fluctuations currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,927,397,937	421,280,117
Spartan International Index	771,039,088	40,955,380

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 238,450
Fidelity Advantage Class	417,680
Fidelity Advantage Institutional Class	27
$ 656,157
Spartan International Index
Investor Class	$ 1,659,921
Fidelity Advantage Class	3,133,927
Institutional Class	238,119
Fidelity Advantage Institutional Class	95,534
$ 5,127,501

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 10,816
Spartan International Index	11,614

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 28
Spartan International Index
Fidelity Advantage Class	.12%	1,438,395
Institutional Class	.07%	173,524
Fidelity Advantage Institutional Class	.06%	98,742

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 2,252
Spartan International Index	905

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 601
Spartan International Index	47

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Extended Market Index
From net investment income
Investor Class	$ 1,554,342	$ 34,726,754
Fidelity Advantage Class	11,560,202	88,271,798
Fidelity Advantage Institutional Class	358	2,156
Total	$ 13,114,902	$ 123,000,708
From net realized gain
Investor Class	$ 5,971,157	$ 59,938,933
Fidelity Advantage Class	41,568,390	140,771,137
Fidelity Advantage Institutional Class	1,259	3,484
Total	$ 47,540,806	$ 200,713,554
Spartan International Index
From net investment income
Investor Class	$ -	$ 87,597,672
Fidelity Advantage Class	-	109,365,106
Institutional Class	-	34,315,538
Fidelity Advantage Institutional Class	-	31,921,861
Total	$ -	$ 263,200,177
From net realized gain
Investor Class	$ -	$ 3,612,275
Fidelity Advantage Class	-	4,386,091
Institutional Class	-	1,352,974
Fidelity Advantage Institutional Class	-	1,254,356
Total	$ -	$ 10,605,696

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Extended Market Index
Investor Class
Shares sold	9,617,653	13,321,094	$ 440,542,329	$ 530,659,536
Reinvestment of distributions	164,280	2,332,565	7,345,010	90,866,565
Shares redeemed	(5,471,339)	(58,837,328)	(254,087,974)	(2,389,706,038)
Net increase (decrease)	4,310,594	(43,183,669)	$ 193,799,365	$ (1,768,179,937)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Extended Market Index
Fidelity Advantage Class
Shares sold	43,114,289	89,341,752	$ 2,004,614,823	$ 3,625,244,734
Reinvestment of distributions	1,144,156	5,670,305	51,155,193	220,926,287
Shares redeemed	(15,479,808)	(27,226,963)	(715,642,734)	(1,083,879,441)
Net increase (decrease)	28,778,637	67,785,094	$ 1,340,127,282	$ 2,762,291,580
Fidelity Advantage Institutional Class
Shares sold	12,446	2,138	$ 572,629	$ 88,301
Reinvestment of distributions	36	145	1,617	5,640
Shares redeemed	(725)	-	(33,888)	-
Net increase (decrease)	11,757	2,283	$ 540,358	$ 93,941
Spartan International Index
Investor Class
Shares sold	9,768,123	22,480,598	$ 358,348,357	$ 738,516,301
Reinvestment of distributions	-	2,603,169	-	87,570,598
Shares redeemed	(9,338,307)	(63,993,981)	(342,904,323)	(2,162,502,955)
Net increase (decrease)	429,816	(38,910,214)	$ 15,444,034	$ (1,336,416,056)
Fidelity Advantage Class
Shares sold	24,598,018	75,323,150	$ 903,857,523	$ 2,547,792,654
Reinvestment of distributions	-	3,011,886	-	101,319,852
Shares redeemed	(18,204,664)	(32,726,415)	(665,738,973)	(1,057,404,449)
Net increase (decrease)	6,393,354	45,608,621	$ 238,118,550	$ 1,591,708,057
Institutional Class
Shares sold	6,439,611	16,830,227	$ 236,178,227	$ 541,022,171
Reinvestment of distributions	-	1,060,233	-	35,666,241
Shares redeemed	(4,292,420)	(7,965,479) B	(157,777,578)	(261,596,672) B
Net increase (decrease)	2,147,191	9,924,981	$ 78,400,649	$ 315,091,740
Fidelity Advantage Institutional Class
Shares sold	9,997,890	8,644,925	$ 363,900,243	$ 280,664,871
Reinvestment of distributions	-	986,213	-	33,176,217
Shares redeemed	(4,753,517)	(5,875,458)	(173,271,818)	(193,745,936)
Net increase (decrease)	5,244,373	3,755,680	$ 190,628,425	$ 120,095,152

B Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the funds, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer group comparisons are not shown below. For Spartan International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Spartan Extended Market Index Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% would mean that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2012.

With respect to Spartan Extended Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.05% through April 30, 2014.

With respect to Spartan International Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2014.

With respect to Spartan Total Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.045%, and 0.06% through April 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIF-I-USAN-1013
1.929381.101

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2013

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.100%
Actual		$ 1,000.00	$ 1,093.80	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,093.70	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,093.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,094.00	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,093.90	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.5
Exxon Mobil Corp.	2.1	2.4
Microsoft Corp.	1.4	1.3
Johnson & Johnson	1.3	1.3
General Electric Co.	1.3	1.5
Chevron Corp.	1.3	1.4
Google, Inc. Class A	1.3	1.3
Procter & Gamble Co.	1.2	1.2
Wells Fargo & Co.	1.1	1.0
Berkshire Hathaway, Inc. Class B	1.1	1.1
	14.6
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	17.4
Financials	17.2	17.0
Consumer Discretionary	12.9	12.0
Health Care	12.4	11.8
Industrials	11.0	11.1
Energy	9.7	10.2
Consumer Staples	8.8	9.3
Materials	3.7	3.8
Utilities	3.2	3.5
Telecommunication Services	2.2	2.6

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	57,157	$ 1,286,604
American Axle & Manufacturing Holdings, Inc. (a)	58,540	1,125,724
Autoliv, Inc.	93,950	7,608,071
BorgWarner, Inc.	113,339	10,946,281
Cooper Tire & Rubber Co.	62,365	1,991,314
Dana Holding Corp.	143,074	2,998,831
Delphi Automotive PLC	299,110	16,457,032
Dorman Products, Inc. (d)	25,196	1,265,847
Drew Industries, Inc. (d)	24,362	1,022,230
Federal-Mogul Corp. Class A (a)(d)	65,766	1,003,589
Fox Factory Holding Corp.	10,471	190,153
Fuel Systems Solutions, Inc. (a)(d)	20,668	392,692
Gentex Corp.	141,938	3,197,863
Gentherm, Inc. (a)(d)	38,502	644,138
Johnson Controls, Inc.	686,849	27,837,990
Lear Corp.	91,325	6,278,594
Modine Manufacturing Co. (a)	42,412	552,628
Motorcar Parts of America, Inc. (a)	17,588	162,337
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	23,444
Remy International, Inc.	14,427	281,904
Spartan Motors, Inc.	44,931	256,556
Standard Motor Products, Inc.	17,952	550,408
Stoneridge, Inc. (a)	33,804	420,522
Strattec Security Corp.	672	23,735
Superior Industries International, Inc.	32,436	565,684
Tenneco, Inc. (a)	64,500	2,975,385
The Goodyear Tire & Rubber Co. (a)	255,428	5,139,211
Tower International, Inc. (a)	7,786	159,457
TRW Automotive Holdings Corp. (a)	120,659	8,333,917
UQM Technologies, Inc. (a)(d)	38,648	49,469
Visteon Corp. (a)	54,951	3,935,041
		107,676,651
Automobiles - 0.7%
Ford Motor Co.	3,939,675	63,783,338
General Motors Co. (a)(d)	766,984	26,138,815
Harley-Davidson, Inc.	223,728	13,419,205
Tesla Motors, Inc. (a)(d)	76,818	12,982,242
Thor Industries, Inc. (d)	46,074	2,360,371
Winnebago Industries, Inc. (a)	39,123	871,269
		119,555,240
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	704,070
Genuine Parts Co.	157,612	12,137,700
LKQ Corp. (a)	302,402	8,842,234
Pool Corp.	41,433	2,158,245
VOXX International Corp. (a)	18,073	219,768
Weyco Group, Inc.	1,992	49,700
		24,111,717

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 679,340
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	2,076,795
Ascent Capital Group, Inc. (a)	16,905	1,248,265
Bridgepoint Education, Inc. (a)	11,294	186,577
Bright Horizons Family Solutions, Inc.	22,321	812,708
Capella Education Co. (a)(d)	13,812	750,682
Career Education Corp. (a)	44,821	117,431
Carriage Services, Inc.	15,957	281,162
Collectors Universe, Inc. (d)	4,772	74,586
Corinthian Colleges, Inc. (a)(d)	84,173	186,022
DeVry, Inc. (d)	60,163	1,805,492
Education Management Corp. (a)(d)	26,671	216,569
Grand Canyon Education, Inc. (a)(d)	40,743	1,406,041
H&R Block, Inc.	269,674	7,526,601
Hillenbrand, Inc.	60,464	1,497,089
ITT Educational Services, Inc. (a)(d)	22,063	635,635
K12, Inc. (a)(d)	35,687	1,295,795
Learning Tree International, Inc. (a)	3,285	11,793
LifeLock, Inc.	15,276	192,630
Lincoln Educational Services Corp.	15,671	79,922
Mac-Gray Corp.	7,087	101,698
Matthews International Corp. Class A	31,601	1,166,077
National American University Holdings, Inc.	5,378	18,447
Outerwall, Inc. (a)(d)	24,683	1,534,542
Regis Corp.	37,626	593,738
Service Corp. International	236,136	4,269,339
Sotheby's Class A (Ltd. vtg.)	74,799	3,448,982
Steiner Leisure Ltd. (a)	10,649	593,362
Stewart Enterprises, Inc. Class A	62,714	820,299
Strayer Education, Inc. (d)	14,558	581,738
Universal Technical Institute, Inc.	29,419	312,724
Weight Watchers International, Inc. (d)	23,857	857,421
		35,379,502
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	748,812
Ambassadors Group, Inc.	24,177	84,136
Bally Technologies, Inc. (a)(d)	46,562	3,358,517
Biglari Holdings, Inc.	1,147	478,815
Biglari Holdings, Inc. rights 9/16/13 (a)(d)	1,147	33,951
BJ's Restaurants, Inc. (a)(d)	21,746	679,345
Bloomin' Brands, Inc.	42,143	948,218
Bob Evans Farms, Inc.	27,901	1,367,986
Boyd Gaming Corp. (a)	82,652	1,001,742
Bravo Brio Restaurant Group, Inc. (a)(d)	12,451	186,516
Brinker International, Inc.	62,217	2,488,058
Buffalo Wild Wings, Inc. (a)(d)	15,323	1,592,213
Burger King Worldwide, Inc.	82,686	1,617,338
Caesars Entertainment Corp. (a)(d)	22,500	483,075
Carnival Corp. unit	445,209	16,067,593
Carrols Restaurant Group, Inc. (a)	6,381	38,414
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CEC Entertainment, Inc.	20,553	$ 831,780
Chipotle Mexican Grill, Inc. (a)(d)	31,378	12,807,558
Choice Hotels International, Inc. (d)	44,031	1,689,910
Churchill Downs, Inc.	13,145	1,064,745
Chuys Holdings, Inc. (a)(d)	13,590	488,561
Cosi, Inc. (a)(d)	11,735	25,465
Cracker Barrel Old Country Store, Inc.	24,866	2,447,312
Darden Restaurants, Inc.	122,762	5,672,832
Del Frisco's Restaurant Group, Inc. (a)	10,575	203,357
Denny's Corp. (a)	71,197	400,127
Diamond Resorts International, Inc.	18,779	304,971
DineEquity, Inc.	12,829	850,178
Domino's Pizza, Inc.	66,862	4,108,001
Dover Downs Gaming & Entertainment, Inc.	1,508	2,579
Dover Motorsports, Inc.	9,993	24,383
Dunkin' Brands Group, Inc. (d)	91,395	3,938,211
Einstein Noah Restaurant Group, Inc.	3,797	60,790
Empire Resorts, Inc. (a)	5,314	16,367
Entertainment Gaming Asia, Inc. (a)	8,246	11,544
Famous Dave's of America, Inc. (a)	2,311	36,884
Fiesta Restaurant Group, Inc. (a)	18,237	595,803
Frisch's Restaurants, Inc.	500	9,755
Hyatt Hotels Corp. Class A (a)(d)	61,427	2,665,932
Ignite Restaurant Group, Inc. (a)(d)	4,841	72,421
International Game Technology	268,403	5,070,133
International Speedway Corp. Class A (d)	20,854	646,265
Interval Leisure Group, Inc.	36,016	777,946
Isle of Capri Casinos, Inc. (a)	20,657	154,101
Jack in the Box, Inc. (a)	42,139	1,664,069
Jamba, Inc. (a)(d)	19,136	245,898
Kona Grill, Inc. (a)	4,029	48,267
Krispy Kreme Doughnuts, Inc. (a)	61,696	1,216,645
Lakes Entertainment, Inc. (a)	2,872	11,948
Las Vegas Sands Corp.	352,868	19,884,112
Life Time Fitness, Inc. (a)(d)	38,055	1,902,369
Luby's, Inc. (a)	14,614	102,444
Marcus Corp.	22,859	281,166
Marriott International, Inc. Class A	251,677	10,064,563
Marriott Vacations Worldwide Corp. (a)	31,069	1,354,608
McDonald's Corp.	1,007,623	95,079,306
MGM Mirage, Inc. (a)	371,095	6,564,671
Monarch Casino & Resort, Inc. (a)	4,802	90,278
Morgans Hotel Group Co. (a)	27,678	190,148
MTR Gaming Group, Inc. (a)	11,304	42,390
Multimedia Games Holding Co., Inc. (a)	28,049	1,100,643
Noodles & Co.	6,748	308,114
Norwegian Cruise Line Holdings Ltd.	47,119	1,464,930
Orient Express Hotels Ltd. Class A (a)	89,796	1,086,532
Panera Bread Co. Class A (a)	26,570	4,358,011
Papa John's International, Inc.	19,260	1,312,184

	Shares	Value
Penn National Gaming, Inc. (a)(d)	66,856	$ 3,515,957
Pinnacle Entertainment, Inc. (a)	61,922	1,466,313
Premier Exhibitions, Inc. (a)	7,733	13,069
Red Lion Hotels Corp. (a)	3,129	17,241
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,371,076
Rick's Cabaret International, Inc. (a)	5,726	63,845
Royal Caribbean Cruises Ltd.	149,876	5,498,950
Ruby Tuesday, Inc. (a)(d)	44,363	322,075
Ruth's Hospitality Group, Inc.	33,916	400,887
Scientific Games Corp. Class A (a)	45,645	652,267
SeaWorld Entertainment, Inc.	28,617	856,507
SHFL Entertainment, Inc. (a)	57,423	1,307,522
Six Flags Entertainment Corp.	100,414	3,314,666
Sonic Corp. (a)	98,965	1,579,481
Speedway Motorsports, Inc.	7,569	133,820
Starbucks Corp.	751,996	53,030,758
Starwood Hotels & Resorts Worldwide, Inc.	193,786	12,390,677
Texas Roadhouse, Inc. Class A	57,171	1,420,699
The Cheesecake Factory, Inc. (d)	39,940	1,668,294
Town Sports International Holdings, Inc.	13,107	152,172
Vail Resorts, Inc.	33,420	2,272,560
Wendy's Co.	250,660	1,894,990
WMS Industries, Inc. (a)	53,103	1,364,747
Wyndham Worldwide Corp.	137,748	8,176,721
Wynn Resorts Ltd.	80,911	11,411,687
Yum! Brands, Inc.	455,847	31,918,407
		370,741,324
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	1,947	26,908
Beazer Homes U.S.A., Inc. (a)(d)	23,951	405,730
Blyth, Inc. (d)	16,038	148,031
Cavco Industries, Inc. (a)(d)	9,813	515,575
Cobra Electronics Corp. (a)	1,032	2,962
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	21,891
CSS Industries, Inc.	16,118	351,695
D.R. Horton, Inc. (d)	272,727	4,868,177
Dixie Group, Inc. (a)	6,244	66,811
Emerson Radio Corp. (a)	23,724	39,856
Ethan Allen Interiors, Inc.	25,611	667,679
Flexsteel Industries, Inc.	2,547	57,282
Furniture Brands International, Inc. (a)(d)	8,154	4,729
Garmin Ltd. (d)	105,419	4,297,933
Harman International Industries, Inc.	71,938	4,605,471
Helen of Troy Ltd. (a)	30,506	1,225,731
Hooker Furniture Corp.	13,495	194,193
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	912,389
iRobot Corp. (a)(d)	24,689	806,590
Jarden Corp. (a)	101,879	4,375,703
KB Home (d)	76,789	1,230,928
Kid Brands, Inc. (a)	16,651	24,643
Koss Corp.	2,669	13,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
La-Z-Boy, Inc.	54,902	$ 1,167,217
Leggett & Platt, Inc.	123,614	3,574,917
Lennar Corp. Class A (d)	158,226	5,033,169
Libbey, Inc. (a)	16,641	394,725
Lifetime Brands, Inc.	2,385	32,985
M.D.C. Holdings, Inc. (d)	36,801	1,024,172
M/I Homes, Inc. (a)(d)	24,871	465,834
Meritage Homes Corp. (a)	46,552	1,858,356
Mohawk Industries, Inc. (a)	64,682	7,599,488
NACCO Industries, Inc. Class A	6,219	345,652
Newell Rubbermaid, Inc.	285,365	7,219,735
NVR, Inc. (a)	5,106	4,369,766
PulteGroup, Inc.	339,499	5,224,890
Ryland Group, Inc.	46,168	1,607,570
Skullcandy, Inc. (a)	12,653	67,314
Skyline Corp. (a)	21,741	103,705
Standard Pacific Corp. (a)(d)	138,811	991,111
Stanley Furniture Co., Inc. (a)	5,699	19,662
Taylor Morrison Home Corp.	26,856	553,502
Tempur Sealy International, Inc. (a)(d)	59,637	2,296,621
Toll Brothers, Inc. (a)(d)	143,481	4,391,953
TRI Pointe Homes, Inc. (d)	13,100	183,793
Tupperware Brands Corp.	50,496	4,078,562
UCP, Inc.	9,479	129,388
Universal Electronics, Inc. (a)	14,332	432,253
WCI Communities, Inc.	8,622	130,623
Whirlpool Corp.	77,133	9,923,160
Zagg, Inc. (a)(d)	21,268	94,643
		88,179,632
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	171,741
Amazon.com, Inc. (a)	367,320	103,209,574
Blue Nile, Inc. (a)	11,337	410,173
dELiA*s, Inc. (a)	2,977	3,275
Expedia, Inc.	90,103	4,213,216
Gaiam, Inc. Class A (a)	12,609	64,558
Geeknet, Inc. (a)	2,810	46,871
Groupon, Inc. Class A (a)	268,227	2,725,186
Hollywood Media Corp. (a)	1,032	1,734
HomeAway, Inc. (a)(d)	35,174	1,109,388
HSN, Inc.	37,772	2,034,400
Liberty Media Corp.:
Interactive Series A (a)	531,914	12,010,618
Series A (a)	40,463	3,465,251
Netflix, Inc. (a)(d)	56,574	16,061,924
NutriSystem, Inc. (d)	26,922	340,833
Orbitz Worldwide, Inc. (a)(d)	31,286	297,530
Overstock.com, Inc. (a)(d)	14,467	406,957
PetMed Express, Inc.	32,292	493,099
priceline.com, Inc. (a)	51,751	48,569,866
RetailMeNot, Inc.	11,243	359,326

	Shares	Value
Shutterfly, Inc. (a)(d)	28,914	$ 1,502,371
TripAdvisor, Inc. (a)(d)	111,656	8,259,194
U.S. Auto Parts Network, Inc. (a)	5,048	4,796
ValueVision Media, Inc. Class A (a)	41,726	204,040
Vitacost.com, Inc. (a)(d)	15,384	126,764
		206,092,685
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	1,004,782
Black Diamond, Inc. (a)(d)	20,004	208,042
Brunswick Corp. (d)	91,271	3,318,614
Callaway Golf Co.	77,147	533,857
Hasbro, Inc. (d)	108,883	4,962,887
JAKKS Pacific, Inc. (d)	19,661	102,041
Johnson Outdoors, Inc. Class A (a)	3,505	88,291
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	324,588
Marine Products Corp.	11,741	102,264
Mattel, Inc.	359,540	14,561,370
Meade Instruments Corp. (a)	112	502
Nautilus, Inc. (a)	31,083	196,134
Polaris Industries, Inc.	60,497	6,606,877
Smith & Wesson Holding Corp. (a)(d)	80,794	883,886
Steinway Musical Instruments, Inc. (a)	4,620	186,001
Sturm, Ruger & Co., Inc. (d)	24,417	1,278,718
Summer Infant, Inc. (a)	32,605	105,640
		34,464,494
Media - 3.5%
A.H. Belo Corp. Class A	22,177	160,561
AMC Networks, Inc. Class A (a)	63,313	3,924,140
Arbitron, Inc.	37,846	1,781,033
Ballantyne of Omaha, Inc. (a)	17,964	75,449
Belo Corp. Series A	87,121	1,231,891
Cablevision Systems Corp. - NY Group Class A	252,827	4,482,623
Carmike Cinemas, Inc. (a)	21,753	381,330
CBS Corp. Class B	569,811	29,117,342
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	246,771
Charter Communications, Inc. Class A (a)	66,616	8,088,515
Cinemark Holdings, Inc.	106,717	3,144,950
Clear Channel Outdoor Holding, Inc. Class A (a)	41,131	310,950
Comcast Corp. Class A	2,656,479	111,811,201
Crown Media Holdings, Inc. Class A (a)(d)	24,979	76,686
Cumulus Media, Inc. Class A (a)(d)	68,791	330,197
Digital Cinema Destinations Co. (a)	1,935	11,784
Digital Generation, Inc. (a)(d)	26,444	324,468
DIRECTV (a)	559,715	32,564,219
Discovery Communications, Inc. Class A (a)(d)	246,427	19,100,557
DISH Network Corp. Class A	211,095	9,490,831
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	2,002,536
E.W. Scripps Co. Class A (a)	24,274	369,208
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	7,973	$ 25,354
Entercom Communications Corp. Class A (a)	21,235	168,394
Entravision Communication Corp. Class A	63,982	334,626
FAB Universal Corp. (a)(d)	3,212	12,976
Gannett Co., Inc.	230,128	5,543,784
Gray Television, Inc. (a)	54,130	357,258
Harris Interactive, Inc. (a)	5,389	10,401
Harte-Hanks, Inc.	45,482	377,501
Hemisphere Media Group, Inc. (a)	2,493	29,567
Insignia Systems, Inc. (a)	5,038	14,661
Interpublic Group of Companies, Inc.	446,701	7,022,140
John Wiley & Sons, Inc. Class A (d)	46,973	2,057,417
Journal Communications, Inc. Class A (a)	23,068	165,859
Lamar Advertising Co. Class A (a)	69,336	2,916,966
Liberty Global PLC Class A (a)	360,859	28,031,527
Liberty Media Corp. Class A (a)	117,554	16,043,770
Live Nation Entertainment, Inc. (a)	150,163	2,531,748
Loral Space & Communications Ltd.	10,995	726,879
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	95,390
Media General, Inc. Class A (a)(d)	21,745	228,105
Meredith Corp.	34,788	1,496,232
Morningstar, Inc.	26,885	2,018,795
National CineMedia, Inc.	49,356	887,421
News Corp. Class A (a)	517,454	8,124,028
Nexstar Broadcasting Group, Inc. Class A	29,134	978,028
Omnicom Group, Inc.	262,247	15,905,281
Radio One, Inc. Class D (non-vtg.) (a)	32,336	74,696
ReachLocal, Inc. (a)(d)	5,194	57,030
Regal Entertainment Group Class A	71,925	1,286,738
Rentrak Corp. (a)	4,521	112,347
RLJ Entertainment, Inc. (a)	17,180	99,472
Saga Communications, Inc. Class A	268	13,175
Salem Communications Corp. Class A	1,732	13,406
Scholastic Corp.	25,364	748,492
Scripps Networks Interactive, Inc. Class A	83,052	6,106,814
Sinclair Broadcast Group, Inc. Class A	63,826	1,526,718
Sirius XM Radio, Inc. (d)	3,099,028	11,094,520
Spanish Broadcasting System, Inc. Class A (a)	698	2,534
Starz - Liberty Capital Series A (a)	120,965	3,019,286
The Madison Square Garden Co. Class A (a)	61,546	3,581,977
The McClatchy Co. Class A (a)(d)	60,729	188,260
The New York Times Co. Class A (a)(d)	109,097	1,216,432
The Walt Disney Co.	1,812,726	110,268,123
Time Warner Cable, Inc.	293,574	31,515,169
Time Warner, Inc.	937,640	56,755,349

	Shares	Value
Twenty-First Century Fox, Inc. Class A	2,002,989	$ 62,753,645
Valassis Communications, Inc. (d)	33,863	932,926
Viacom, Inc. Class B (non-vtg.)	447,757	35,623,547
Washington Post Co. Class B	4,705	2,653,620
World Wrestling Entertainment, Inc. Class A	44,310	432,909
		655,208,535
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,879,491
Dillard's, Inc. Class A	32,687	2,492,711
Dollar General Corp. (a)	310,714	16,769,235
Dollar Tree, Inc. (a)	221,972	11,697,924
Family Dollar Stores, Inc.	100,910	7,183,783
Fred's, Inc. Class A	41,012	641,018
Gordmans Stores, Inc.	10,233	141,420
J.C. Penney Co., Inc. (a)(d)	138,529	1,728,842
Kohl's Corp.	204,759	10,506,184
Macy's, Inc.	381,245	16,938,715
Nordstrom, Inc.	143,355	7,989,174
Saks, Inc. (a)(d)	100,086	1,594,370
Sears Holdings Corp. (a)(d)	37,834	1,673,776
Target Corp.	645,367	40,858,185
The Bon-Ton Stores, Inc. (d)	19,775	217,723
Tuesday Morning Corp. (a)	41,198	507,147
		122,819,698
Specialty Retail - 2.5%
Aarons, Inc. Class A	69,026	1,868,534
Abercrombie & Fitch Co. Class A	83,791	2,958,660
Advance Auto Parts, Inc.	71,646	5,736,695
Aeropostale, Inc. (a)(d)	70,783	575,466
America's Car Mart, Inc. (a)(d)	10,422	427,302
American Eagle Outfitters, Inc.	183,756	2,658,949
ANN, Inc. (a)(d)	46,918	1,628,055
Asbury Automotive Group, Inc. (a)	30,567	1,501,757
Ascena Retail Group, Inc. (a)(d)	124,750	2,035,920
AutoNation, Inc. (a)(d)	53,370	2,494,514
AutoZone, Inc. (a)(d)	36,613	15,375,263
Barnes & Noble, Inc. (a)	41,457	566,717
bebe stores, Inc. (d)	66,951	386,977
Bed Bath & Beyond, Inc. (a)(d)	221,491	16,332,746
Best Buy Co., Inc.	267,178	9,618,408
Big 5 Sporting Goods Corp.	16,237	271,645
Body Central Corp. (a)	23,522	142,073
Books-A-Million, Inc. (a)(d)	4,414	10,726
Brown Shoe Co., Inc.	39,452	884,514
Build-A-Bear Workshop, Inc. (a)	4,049	29,193
Cabela's, Inc. Class A (a)(d)	48,135	3,154,287
Cache, Inc. (a)	2,880	14,371
CarMax, Inc. (a)(d)	231,243	10,997,917
Chico's FAS, Inc.	157,246	2,453,038
Christopher & Banks Corp. (a)	22,706	125,791
Citi Trends, Inc. (a)	14,433	234,248
Coldwater Creek, Inc. (a)(d)	13,235	31,896
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(d)	26,557	$ 1,768,962
CST Brands, Inc. (a)(d)	58,913	1,737,934
Destination Maternity Corp.	9,860	273,812
Destination XL Group, Inc. (a)	42,389	256,453
Dick's Sporting Goods, Inc.	102,697	4,766,168
DSW, Inc. Class A	38,608	3,323,763
Express, Inc. (a)	81,477	1,710,202
Finish Line, Inc. Class A	46,538	975,436
Five Below, Inc. (a)(d)	38,194	1,403,630
Foot Locker, Inc.	152,898	4,923,316
Francescas Holdings Corp. (a)(d)	45,454	1,096,350
GameStop Corp. Class A	117,656	5,907,508
Gap, Inc.	291,066	11,770,709
Genesco, Inc. (a)	23,060	1,422,341
GNC Holdings, Inc.	71,320	3,628,048
Group 1 Automotive, Inc.	20,341	1,560,765
Guess?, Inc.	63,670	1,941,935
Haverty Furniture Companies, Inc.	22,550	545,936
hhgregg, Inc. (a)(d)	15,184	274,982
Hibbett Sports, Inc. (a)(d)	22,731	1,177,466
Home Depot, Inc.	1,467,693	109,328,452
Jos. A. Bank Clothiers, Inc. (a)	27,787	1,105,367
Kirkland's, Inc. (a)	10,699	208,737
L Brands, Inc.	245,893	14,104,422
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,356,103
Lowe's Companies, Inc.	1,083,288	49,636,256
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	2,531,830
MarineMax, Inc. (a)	17,627	215,754
Mattress Firm Holding Corp. (a)	7,207	296,208
Monro Muffler Brake, Inc.	28,456	1,259,747
New York & Co., Inc. (a)	19,427	95,192
O'Reilly Automotive, Inc. (a)	111,111	13,634,431
Office Depot, Inc. (a)	247,217	1,035,839
OfficeMax, Inc.	117,377	1,275,888
Pacific Sunwear of California, Inc. (a)	60,120	195,991
Penske Automotive Group, Inc.	46,027	1,796,434
Perfumania Holdings, Inc. (a)	876	4,327
PetSmart, Inc.	105,988	7,464,735
Pier 1 Imports, Inc.	103,847	2,276,326
RadioShack Corp. (a)(d)	135,907	444,416
Rent-A-Center, Inc. (d)	61,802	2,318,193
Restoration Hardware Holdings, Inc. (d)	26,612	1,850,332
Ross Stores, Inc.	220,817	14,852,151
rue21, Inc. (a)(d)	12,996	530,887
Sally Beauty Holdings, Inc. (a)	149,457	3,905,311
Sears Hometown & Outlet Stores, Inc. (a)	10,000	320,800
Select Comfort Corp. (a)(d)	50,428	1,245,572
Shoe Carnival, Inc.	12,148	308,438
Signet Jewelers Ltd.	78,316	5,200,182
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	711,596
Stage Stores, Inc.	33,300	620,379

	Shares	Value
Staples, Inc.	655,341	$ 9,115,793
Stein Mart, Inc.	28,029	340,552
Systemax, Inc.	6,560	59,630
The Buckle, Inc. (d)	31,903	1,651,937
The Cato Corp. Class A (sub. vtg.)	30,985	779,583
The Children's Place Retail Stores, Inc. (a)	22,249	1,183,202
The Men's Wearhouse, Inc.	53,679	2,021,014
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	940,670
Tiffany & Co., Inc.	117,916	9,092,503
Tile Shop Holdings, Inc. (a)	33,873	900,006
Tilly's, Inc. (a)	6,806	93,991
TJX Companies, Inc.	726,977	38,326,227
Tractor Supply Co.	71,437	8,741,746
Trans World Entertainment Corp.	2,977	13,486
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	60,044	5,958,767
Urban Outfitters, Inc. (a)	117,805	4,939,564
Vitamin Shoppe, Inc. (a)(d)	29,219	1,230,704
West Marine, Inc. (a)	3,285	37,318
Wet Seal, Inc. Class A (a)	66,930	244,295
Williams-Sonoma, Inc.	84,343	4,757,789
Winmark Corp.	391	28,328
Zale Corp. (a)	22,527	281,813
Zumiez, Inc. (a)	17,893	477,743
		464,328,335
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	60,536
Carter's, Inc.	48,698	3,586,121
Cherokee, Inc.	20,319	241,796
Coach, Inc.	282,014	14,893,159
Columbia Sportswear Co.	17,213	974,084
Crocs, Inc. (a)	79,497	1,070,030
Culp, Inc.	7,038	134,848
Deckers Outdoor Corp. (a)(d)	36,096	2,119,918
Delta Apparel, Inc. (a)	1,905	31,433
Fifth & Pacific Companies, Inc. (a)	112,296	2,677,137
Fossil Group, Inc. (a)	55,600	6,457,384
G-III Apparel Group Ltd. (a)	14,705	673,636
Hanesbrands, Inc.	106,764	6,350,323
Iconix Brand Group, Inc. (a)(d)	61,164	2,007,402
Joe's Jeans, Inc. (a)	32,503	40,629
Maidenform Brands, Inc. (a)	22,504	527,494
Michael Kors Holdings Ltd. (a)	176,368	13,067,105
Movado Group, Inc.	22,005	937,633
NIKE, Inc. Class B	728,473	45,762,674
Oxford Industries, Inc.	12,480	774,259
Perry Ellis International, Inc.	7,954	145,717
PVH Corp.	81,800	10,531,750
Quiksilver, Inc. (a)(d)	122,287	605,321
R.G. Barry Corp.	3,640	57,985
Ralph Lauren Corp.	59,476	9,837,925
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	990,582
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	40,708	$ 2,198,232
Superior Uniform Group, Inc.	859	10,196
The Jones Group, Inc.	74,838	1,102,364
Tumi Holdings, Inc. (a)(d)	44,279	910,376
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	79,063	5,743,136
Unifi, Inc. (a)	18,843	426,794
Vera Bradley, Inc. (a)(d)	20,509	402,797
VF Corp.	89,146	16,689,023
Wolverine World Wide, Inc.	51,257	2,883,206
		154,923,005
TOTAL CONSUMER DISCRETIONARY		2,383,480,818
CONSUMER STAPLES - 8.8%
Beverages - 1.8%
Beam, Inc.	160,966	10,084,520
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,637,735
Brown-Forman Corp. Class B (non-vtg.)	167,788	11,240,118
Coca-Cola Bottling Co. CONSOLIDATED	4,325	271,783
Coca-Cola Enterprises, Inc.	270,815	10,128,481
Constellation Brands, Inc. Class A (sub. vtg.) (a)	151,771	8,233,577
Craft Brew Alliance, Inc. (a)	5,908	70,896
Dr. Pepper Snapple Group, Inc.	203,653	9,115,508
MGP Ingredients, Inc.	4,299	21,667
Molson Coors Brewing Co. Class B	155,578	7,590,651
Monster Beverage Corp. (a)(d)	148,866	8,543,420
National Beverage Corp.	7,694	123,181
PepsiCo, Inc.	1,559,446	124,334,630
Primo Water Corp. (a)	8,907	25,741
REED'S, Inc. (a)(d)	1,830	10,815
The Coca-Cola Co.	3,857,387	147,275,036
		338,707,759
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	1,085,557
Arden Group, Inc. Class A	86	11,412
Casey's General Stores, Inc.	41,971	2,767,568
Chefs' Warehouse Holdings (a)(d)	6,997	161,561
Costco Wholesale Corp.	443,020	49,560,647
Crumbs Bake Shop, Inc. (a)	5,760	6,912
CVS Caremark Corp.	1,234,578	71,667,253
Fairway Group Holdings Corp. (d)	15,014	348,025
Fresh Market, Inc. (a)(d)	40,058	1,955,231
Harris Teeter Supermarkets, Inc.	65,364	3,212,641
Ingles Markets, Inc. Class A	19,385	484,431
Kroger Co.	516,681	18,910,525
Nash-Finch Co.	11,468	280,163
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	269,233

	Shares	Value
Pizza Inn Holdings, Inc. (a)(d)	9,079	$ 66,277
PriceSmart, Inc. (d)	17,002	1,461,662
Rite Aid Corp. (a)	682,788	2,362,446
Roundy's, Inc.	18,846	159,060
Safeway, Inc.	265,495	6,876,321
Spartan Stores, Inc.	24,920	512,355
Sprouts Farmers Market LLC	22,743	840,581
SUPERVALU, Inc. (a)(d)	203,563	1,459,547
Susser Holdings Corp. (a)(d)	14,504	691,986
Sysco Corp.	603,559	19,325,959
The Pantry, Inc. (a)	24,320	277,491
United Natural Foods, Inc. (a)	58,263	3,532,486
Village Super Market, Inc. Class A	3,352	117,286
Wal-Mart Stores, Inc.	1,649,809	120,403,061
Walgreen Co.	867,999	41,724,712
Weis Markets, Inc.	10,922	513,116
Whole Foods Market, Inc.	345,736	18,237,574
		369,283,079
Food Products - 1.7%
Alico, Inc.	172	6,925
Annie's, Inc. (a)(d)	13,936	640,080
Archer Daniels Midland Co.	662,510	23,326,977
B&G Foods, Inc. Class A	50,957	1,725,914
Boulder Brands, Inc. (a)(d)	68,009	1,058,220
Bunge Ltd.	147,390	11,169,214
Cal-Maine Foods, Inc.	14,807	675,643
Calavo Growers, Inc.	8,788	217,591
Campbell Soup Co. (d)	184,577	7,970,035
Chiquita Brands International, Inc. (a)	44,016	542,717
Coffee Holding Co., Inc.	3,401	20,882
ConAgra Foods, Inc.	421,558	14,257,092
Darling International, Inc. (a)	125,934	2,547,645
Dean Foods Co. (a)	86,659	1,660,386
Diamond Foods, Inc. (a)(d)	18,346	379,762
Dole Food Co., Inc. (a)	34,643	475,302
Farmer Brothers Co. (a)	3,100	42,532
Flowers Foods, Inc.	181,381	3,770,911
Fresh Del Monte Produce, Inc.	38,697	1,116,795
General Mills, Inc.	644,142	31,769,083
Green Mountain Coffee Roasters, Inc. (a)(d)	124,794	10,770,970
Hain Celestial Group, Inc. (a)(d)	48,894	3,998,551
Hillshire Brands Co.	117,223	3,787,475
Hormel Foods Corp.	148,701	6,160,682
Ingredion, Inc.	76,370	4,806,728
J&J Snack Foods Corp.	14,258	1,096,725
John B. Sanfilippo & Son, Inc.	4,594	99,460
Kellogg Co.	253,375	15,382,396
Kraft Foods Group, Inc.	599,642	31,043,466
Lancaster Colony Corp.	21,006	1,549,613
Lifeway Foods, Inc. (d)	1,247	17,670
Limoneira Co. (d)	3,738	81,115
McCormick & Co., Inc. (non-vtg.)	129,959	8,791,726
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	205,964	$ 15,453,479
Mondelez International, Inc.	1,798,412	55,157,296
Omega Protein Corp. (a)	32,056	286,901
Pilgrims Pride Corp. (a)	54,584	836,773
Pinnacle Foods, Inc. (d)	28,004	758,908
Post Holdings, Inc. (a)	28,839	1,231,425
Sanderson Farms, Inc.	23,484	1,537,732
Seaboard Corp.	366	980,880
Seneca Foods Corp. Class A (a)	7,029	207,145
Smithfield Foods, Inc. (a)(d)	121,954	4,089,118
Snyders-Lance, Inc.	50,907	1,369,398
The Hershey Co.	157,067	14,442,311
The J.M. Smucker Co.	104,756	11,118,802
Tootsie Roll Industries, Inc. (d)	30,414	912,116
TreeHouse Foods, Inc. (a)	37,174	2,417,425
Tyson Foods, Inc. Class A	284,363	8,232,309
WhiteWave Foods Co. (d)	134,471	2,571,086
WhiteWave Foods Co. Class B (a)(d)	63,053	1,194,854
		313,758,241
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	217,310
Church & Dwight Co., Inc.	156,776	9,304,656
Clorox Co. (d)	127,070	10,508,689
Colgate-Palmolive Co.	879,149	50,788,438
Energizer Holdings, Inc.	64,471	6,371,669
Harbinger Group, Inc. (a)	9,831	90,347
Kimberly-Clark Corp.	389,445	36,405,319
Oil-Dri Corp. of America	644	19,970
Orchids Paper Products Co.	2,087	57,372
Procter & Gamble Co.	2,761,608	215,101,647
Spectrum Brands Holdings, Inc.	23,337	1,412,822
WD-40 Co.	17,410	1,012,914
		331,291,153
Personal Products - 0.2%
Avon Products, Inc.	459,715	9,088,566
Coty, Inc. Class A (a)	75,823	1,235,915
Cyanotech Corp. (a)	2,300	13,179
Elizabeth Arden, Inc. (a)(d)	22,677	787,572
Estee Lauder Companies, Inc. Class A	240,914	15,746,139
Herbalife Ltd. (d)	102,302	6,241,445
Inter Parfums, Inc.	14,485	384,866
LifeVantage Corp. (a)(d)	61,077	147,196
Mannatech, Inc. (a)	599	16,598
MediFast, Inc. (a)(d)	10,225	254,194
Nature's Sunshine Products, Inc.	2,859	49,918
Nu Skin Enterprises, Inc. Class A	53,831	4,506,193
Nutraceutical International Corp.	4,799	108,217
Prestige Brands Holdings, Inc. (a)	52,110	1,692,012
Revlon, Inc. (a)	13,966	312,559

	Shares	Value
Star Scientific, Inc. (a)(d)	176,304	$ 347,319
The Female Health Co.	11,731	100,887
USANA Health Sciences, Inc. (a)	12,622	958,641
		41,991,416
Tobacco - 1.3%
Alliance One International, Inc. (a)	89,449	253,141
Altria Group, Inc.	2,017,759	68,361,675
Lorillard, Inc.	384,151	16,249,587
Philip Morris International, Inc.	1,651,303	137,784,722
Reynolds American, Inc.	319,987	15,240,981
Universal Corp. (d)	28,408	1,392,560
Vector Group Ltd. (d)	57,232	934,599
		240,217,265
TOTAL CONSUMER STAPLES		1,635,248,913
ENERGY - 9.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	4,141,367
Baker Hughes, Inc.	440,804	20,492,978
Basic Energy Services, Inc. (a)(d)	48,473	564,226
Bolt Technology Corp.	7,172	126,801
Bristow Group, Inc.	35,526	2,334,058
C&J Energy Services, Inc. (a)(d)	39,339	807,630
Cal Dive International, Inc. (a)(d)	171,858	347,153
Cameron International Corp. (a)	249,580	14,173,648
Carbo Ceramics, Inc. (d)	21,033	1,716,082
Core Laboratories NV	45,232	6,853,100
Dawson Geophysical Co. (a)	7,871	282,569
Diamond Offshore Drilling, Inc.	67,074	4,294,748
Dresser-Rand Group, Inc. (a)	77,752	4,738,207
Dril-Quip, Inc. (a)	35,273	3,598,199
ENGlobal Corp. (a)	5,637	6,708
Ensco PLC Class A	232,789	12,933,757
Era Group, Inc. (a)	20,388	506,234
Exterran Holdings, Inc. (a)(d)	55,256	1,515,672
FMC Technologies, Inc. (a)(d)	240,789	12,913,514
Forbes Energy Services Ltd. (a)	500	2,335
Forum Energy Technologies, Inc. (a)(d)	17,384	454,939
Geospace Technologies Corp. (a)(d)	13,736	958,223
Global Geophysical Services, Inc. (a)(d)	29,499	74,337
GreenHunter Energy, Inc.	12,193	12,803
Gulf Island Fabrication, Inc.	15,288	359,115
Gulfmark Offshore, Inc. Class A	20,706	952,062
Halliburton Co.	868,015	41,664,720
Helix Energy Solutions Group, Inc. (a)	92,995	2,327,665
Helmerich & Payne, Inc. (d)	101,955	6,427,243
Hercules Offshore, Inc. (a)	189,533	1,364,638
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,608,468
ION Geophysical Corp. (a)(d)	97,381	466,455
Key Energy Services, Inc. (a)	163,573	1,091,032
Matrix Service Co. (a)	25,723	401,022
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)(d)	226,474	$ 1,698,555
Mitcham Industries, Inc. (a)(d)	23,287	408,920
Nabors Industries Ltd.	317,540	4,890,116
National Oilwell Varco, Inc.	436,051	32,398,589
Natural Gas Services Group, Inc. (a)	21,602	592,327
Newpark Resources, Inc. (a)	85,435	950,892
Noble Corp.	259,833	9,665,788
Nuverra Environmental Solutions, Inc. (a)(d)	160,342	368,787
Oceaneering International, Inc.	105,875	8,213,783
Oil States International, Inc. (a)	56,000	4,996,320
Parker Drilling Co. (a)	145,338	834,240
Patterson-UTI Energy, Inc.	135,919	2,662,653
PHI, Inc. (non-vtg.) (a)	18,377	644,665
Pioneer Energy Services Corp. (a)	82,168	555,456
RigNet, Inc. (a)(d)	15,376	558,303
Rowan Companies PLC (a)	117,283	4,154,164
RPC, Inc. (d)	65,463	934,812
Schlumberger Ltd.	1,339,778	108,441,631
SEACOR Holdings, Inc. (d)	20,388	1,693,835
Superior Energy Services, Inc. (a)	184,941	4,542,151
Tesco Corp. (a)	36,928	570,538
TETRA Technologies, Inc. (a)(d)	84,417	991,900
TGC Industries, Inc.	15,685	124,539
Tidewater, Inc.	43,850	2,366,146
Transocean Ltd. (United States)	360,109	16,251,719
Unit Corp. (a)(d)	41,417	1,907,253
Vantage Drilling Co. (a)	139,486	239,916
Weatherford International Ltd. (a)	775,193	11,558,128
Willbros Group, Inc. (a)	69,552	633,619
		374,361,453
Oil, Gas & Consumable Fuels - 7.7%
Abraxas Petroleum Corp. (a)	126,005	317,533
Adams Resources & Energy, Inc.	1,804	109,701
Alon U.S.A. Energy, Inc.	9,432	117,145
Alpha Natural Resources, Inc. (a)(d)	236,910	1,440,413
Amyris, Inc. (a)(d)	41,172	105,400
Anadarko Petroleum Corp.	504,375	46,109,963
Apache Corp.	396,735	33,992,255
APCO Oil and Gas International, Inc. (a)	12,221	177,327
Approach Resources, Inc. (a)(d)	29,242	681,339
Arch Coal, Inc. (d)	201,141	899,100
Ardmore Shipping Corp.	12,187	166,474
Athlon Energy, Inc.	19,057	529,785
Barnwell Industries, Inc. (a)	2,847	9,537
Berry Petroleum Co. Class A	44,217	1,819,530
Bill Barrett Corp. (a)(d)	44,527	958,666
BioFuel Energy Corp. (a)(d)	979	3,759
Bonanza Creek Energy, Inc. (a)(d)	18,196	722,381
BPZ Energy, Inc. (a)(d)	134,116	305,784
Cabot Oil & Gas Corp.	426,847	16,702,523

	Shares	Value
Callon Petroleum Co. (a)	41,561	$ 186,609
Carrizo Oil & Gas, Inc. (a)(d)	36,358	1,245,625
Ceres, Inc. (a)(d)	15,962	18,995
Cheniere Energy, Inc. (a)	242,824	6,796,644
Chesapeake Energy Corp. (d)	517,726	13,362,508
Chevron Corp.	1,953,682	235,281,923
Cimarex Energy Co.	85,853	7,195,340
Clayton Williams Energy, Inc. (a)(d)	7,754	381,962
Clean Energy Fuels Corp. (a)(d)	67,120	844,370
Cloud Peak Energy, Inc. (a)(d)	54,586	859,184
Cobalt International Energy, Inc. (a)	272,465	6,648,146
Comstock Resources, Inc.	40,820	595,972
Concho Resources, Inc. (a)	106,918	10,318,656
ConocoPhillips	1,229,367	81,507,032
CONSOL Energy, Inc.	240,586	7,513,501
Contango Oil & Gas Co. (d)	16,222	581,721
Continental Resources, Inc. (a)(d)	57,407	5,296,370
Crimson Exploration, Inc. (a)	12,416	36,627
Crosstex Energy, Inc.	45,920	895,899
CVR Energy, Inc.	13,732	588,004
Delek US Holdings, Inc.	36,764	913,953
Denbury Resources, Inc. (a)	362,076	6,260,294
Devon Energy Corp.	380,683	21,733,192
DHT Holdings, Inc.	9,321	37,750
Diamondback Energy, Inc.	39,731	1,598,775
Double Eagle Petroleum Co. (a)	1,282	4,192
Emerald Oil, Inc. (a)(d)	39,389	256,816
Endeavour International Corp. (a)(d)	50,764	253,820
Energen Corp.	73,288	4,859,727
Energy XXI (Bermuda) Ltd.	78,336	2,081,388
EOG Resources, Inc.	274,542	43,116,821
EPL Oil & Gas, Inc. (a)	30,399	1,028,702
EQT Corp.	154,414	13,236,368
Evolution Petroleum Corp. (a)	6,950	78,188
EXCO Resources, Inc. (d)	135,289	984,904
Exxon Mobil Corp.	4,478,186	390,318,692
Forest Oil Corp. (a)(d)	106,451	591,868
FX Energy, Inc. (a)(d)	98,760	336,772
Gasco Energy, Inc. (a)	44	1
Gastar Exploration Ltd. (a)	74,542	234,807
Gevo, Inc. (a)(d)	47,917	88,167
Goodrich Petroleum Corp. (a)(d)	33,339	715,122
Green Plains Renewable Energy, Inc.	14,190	228,317
Gulfport Energy Corp. (a)(d)	66,689	3,934,651
Halcon Resources Corp. (a)(d)	265,422	1,260,755
Harvest Natural Resources, Inc. (a)(d)	51,649	243,783
Hess Corp.	298,488	22,341,827
HollyFrontier Corp.	211,203	9,394,309
Houston American Energy Corp. (a)	36,485	11,018
Hyperdynamics Corp. (a)(d)	33,521	156,878
Isramco, Inc. (a)	123	12,964
James River Coal Co. (a)(d)	58,608	124,249
Jones Energy, Inc.	15,152	225,007
Kinder Morgan Holding Co. LLC	638,309	24,211,060
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KiOR, Inc. Class A (a)	22,105	$ 48,852
Kodiak Oil & Gas Corp. (a)	306,801	3,064,942
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,612,101
Lucas Energy, Inc. (a)	9,400	11,562
Magellan Petroleum Corp. (a)	35,895	36,972
Magnum Hunter Resources Corp. (a)(d)	156,521	727,823
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	147
Marathon Oil Corp.	725,101	24,965,227
Marathon Petroleum Corp.	328,184	23,796,622
Matador Resources Co. (a)	42,350	717,409
Midstates Petroleum Co., Inc. (a)(d)	32,166	145,390
Miller Energy Resources, Inc. (a)(d)	32,422	202,962
Murphy Oil Corp.	179,839	12,124,745
Newfield Exploration Co. (a)	142,463	3,393,469
Noble Energy, Inc.	364,899	22,415,746
Northern Oil & Gas, Inc. (a)(d)	45,133	581,313
Oasis Petroleum, Inc. (a)(d)	64,744	2,537,965
Occidental Petroleum Corp.	812,161	71,640,722
Pacific Ethanol, Inc. (a)(d)	20,096	74,958
Panhandle Royalty Co. Class A	6,335	180,294
PBF Energy, Inc. Class A (d)	39,017	857,203
PDC Energy, Inc. (a)(d)	36,259	2,080,541
Peabody Energy Corp. (d)	262,655	4,517,666
Penn Virginia Corp. (a)(d)	74,899	360,264
Petroquest Energy, Inc. (a)(d)	70,948	297,982
Phillips 66	626,310	35,762,301
Pioneer Natural Resources Co.	138,173	24,176,130
QEP Resources, Inc.	175,657	4,798,949
Quicksilver Resources, Inc. (a)(d)	168,400	281,228
Range Resources Corp. (d)	166,964	12,518,961
Recovery Energy, Inc. (a)	8,026	12,681
Renewable Energy Group, Inc. (a)	19,507	301,383
Rentech, Inc.	218,177	421,082
Resolute Energy Corp. (a)(d)	59,120	463,501
Rex American Resources Corp. (a)	4,837	142,885
Rex Energy Corp. (a)(d)	32,188	669,510
Rosetta Resources, Inc. (a)(d)	56,571	2,632,249
Royale Energy, Inc. (a)(d)	36,496	103,284
Sanchez Energy Corp. (a)(d)	7,390	178,542
SandRidge Energy, Inc. (a)(d)	334,445	1,722,392
Saratoga Resources, Inc. (a)	16,554	40,226
SemGroup Corp. Class A	56,834	3,008,792
SM Energy Co.	62,332	4,258,522
Solazyme, Inc. (a)(d)	40,113	451,271
Southwestern Energy Co. (a)	362,051	13,830,348
Spectra Energy Corp.	675,657	22,371,003
Stone Energy Corp. (a)(d)	67,092	1,838,321
Swift Energy Co. (a)(d)	41,382	466,789
Synergy Resources Corp. (a)	41,665	389,984
Syntroleum Corp. (a)	15,037	83,305

	Shares	Value
Targa Resources Corp.	24,878	$ 1,693,943
Teekay Corp.	34,398	1,374,200
Tengasco, Inc. (a)	12,601	4,977
Tesoro Corp.	131,664	6,068,394
The Williams Companies, Inc.	685,880	24,856,291
Triangle Petroleum Corp. (a)	38,515	256,125
U.S. Energy Corp. (a)	13,579	27,701
Ultra Petroleum Corp. (a)(d)	148,757	3,079,270
Uranium Energy Corp. (a)(d)	86,698	203,740
Uranium Resources, Inc. (a)(d)	26,282	84,365
USEC, Inc. (a)(d)	3,322	54,680
VAALCO Energy, Inc. (a)	68,248	379,459
Valero Energy Corp.	555,055	19,721,104
Verenium Corp. (a)	522	1,206
W&T Offshore, Inc.	37,319	576,579
Warren Resources, Inc. (a)	48,923	139,920
Western Refining, Inc. (d)	53,248	1,561,764
Westmoreland Coal Co. (a)	10,233	131,699
Whiting Petroleum Corp. (a)	124,019	6,259,239
World Fuel Services Corp. (d)	70,210	2,678,512
WPX Energy, Inc. (a)(d)	208,274	3,886,393
ZaZa Energy Corp. (a)	19,430	18,655
Zion Oil & Gas, Inc. (a)(d)	27,782	54,731
		1,416,628,303
TOTAL ENERGY		1,790,989,756
FINANCIALS - 17.2%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	57,328	9,993,417
Ameriprise Financial, Inc.	201,553	17,363,791
Arlington Asset Investment Corp.	13,562	314,910
Artisan Partners Asset Management, Inc.	7,791	373,890
Bank of New York Mellon Corp.	1,184,273	35,220,279
BGC Partners, Inc. Class A	92,324	516,091
BlackRock, Inc. Class A	126,676	32,976,296
Calamos Asset Management, Inc. Class A	22,184	220,065
Charles Schwab Corp.	1,104,635	23,064,779
CIFI Corp. (d)	3,896	29,220
Cohen & Steers, Inc.	17,375	542,100
Cowen Group, Inc. Class A (a)	80,174	259,764
Diamond Hill Investment Group, Inc.	1,102	120,900
E*TRADE Financial Corp. (a)	291,362	4,090,722
Eaton Vance Corp. (non-vtg.)	113,888	4,390,382
Evercore Partners, Inc. Class A	27,513	1,226,805
FBR & Co. (a)	11,471	307,652
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	2,186,000
Financial Engines, Inc. (d)	45,064	2,408,671
Franklin Resources, Inc.	432,327	19,956,214
FXCM, Inc. Class A	51,378	975,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GAMCO Investors, Inc. Class A	6,083	$ 349,651
GFI Group, Inc.	69,449	278,490
Gleacher & Co., Inc. (a)	1,808	24,336
Goldman Sachs Group, Inc.	430,116	65,433,547
Greenhill & Co., Inc.	23,725	1,124,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	172,238
HFF, Inc.	24,812	570,676
ICG Group, Inc. (a)	32,808	410,756
Institutional Financial Markets, Inc.	6,881	17,478
INTL FCStone, Inc. (a)(d)	15,053	289,319
Invesco Ltd.	451,715	13,714,067
Investment Technology Group, Inc. (a)	55,680	946,560
Janus Capital Group, Inc.	187,399	1,566,656
JMP Group, Inc.	11,989	77,089
KCG Holdings, Inc. Class A	89,739	778,935
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	71,175
Legg Mason, Inc. (d)	149,276	4,854,456
LPL Financial	55,040	2,024,371
Manning & Napier, Inc. Class A	3,941	59,036
Medallion Financial Corp.	4,309	60,929
Morgan Stanley	1,375,453	35,431,669
Northern Trust Corp.	220,495	12,098,561
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	119,770
Piper Jaffray Companies (a)(d)	20,940	680,759
Pzena Investment Management, Inc.	4,972	32,368
Raymond James Financial, Inc.	108,409	4,534,748
Safeguard Scientifics, Inc. (a)(d)	26,745	388,872
SEI Investments Co.	130,771	3,891,745
Silvercrest Asset Management Group Class A	6,008	73,478
State Street Corp.	451,137	30,099,861
Stifel Financial Corp. (a)(d)	59,345	2,374,987
SWS Group, Inc. (a)	24,189	126,992
T. Rowe Price Group, Inc.	268,918	18,861,909
TD Ameritrade Holding Corp.	223,704	5,742,482
Teton Advisors, Inc. (a)	106	2,226
U.S. Global Investments, Inc. Class A	7,637	23,751
Virtus Investment Partners, Inc. (a)(d)	5,166	900,434
Waddell & Reed Financial, Inc. Class A	84,679	4,032,414
Walter Investment Management Corp. (a)	38,853	1,425,517
Westwood Holdings Group, Inc.	3,640	172,936
WisdomTree Investments, Inc. (a)	96,770	1,083,824
		371,461,012
Commercial Banks - 3.2%
1st Source Corp.	8,597	221,459
1st United Bancorp, Inc.	20,464	146,522
Access National Corp.	1,270	17,272
ACNB Corp.	3,789	64,299

	Shares	Value
American National Bankshares, Inc.	2,748	$ 60,071
Ameris Bancorp (a)(d)	34,183	654,946
Ames National Corp.	1,209	24,410
Arrow Financial Corp.	15,508	393,748
Associated Banc-Corp.	184,412	2,941,371
BancFirst Corp.	10,611	542,010
Bancorp, Inc., Delaware (a)	28,595	452,087
BancorpSouth, Inc.	84,413	1,635,924
Bank of Hawaii Corp.	64,151	3,303,777
Bank of Kentucky Financial Corp.	1,699	45,890
Bank of Marin Bancorp	2,794	110,112
Bank of the Ozarks, Inc.	37,486	1,701,115
BankUnited, Inc.	48,423	1,430,900
Banner Bank	13,068	447,710
Bar Harbor Bankshares	2,686	96,696
BB&T Corp.	735,629	24,981,961
BBCN Bancorp, Inc.	78,753	1,052,140
BCB Bancorp, Inc.	2,814	30,447
BNC Bancorp	11,700	152,334
BOK Financial Corp.	42,858	2,746,769
Boston Private Financial Holdings, Inc.	63,942	653,487
Bridge Bancorp, Inc.	540	11,426
Bridge Capital Holdings (a)	1,107	17,756
Bryn Mawr Bank Corp.	9,420	237,478
BSB Bancorp, Inc. (a)	6,958	97,412
C & F Financial Corp.	1,992	99,939
Camden National Corp.	1,850	70,596
Capital Bank Financial Corp. Series A	10,674	210,812
Capital City Bank Group, Inc. (a)(d)	7,146	85,180
CapitalSource, Inc.	188,339	2,175,315
Cardinal Financial Corp.	22,155	364,228
Cascade Bancorp (a)	4,186	25,074
Cathay General Bancorp	74,072	1,631,065
Center Bancorp, Inc.	6,904	96,380
Centerstate Banks of Florida, Inc.	6,387	58,441
Central Pacific Financial Corp.	26,089	443,252
Century Bancorp, Inc. Class A (non-vtg.)	686	21,705
Chemical Financial Corp.	26,904	732,865
CIT Group, Inc. (a)	216,513	10,364,477
Citizens & Northern Corp.	8,777	168,518
City Holding Co. (d)	22,173	905,767
City National Corp. (d)	45,217	2,960,357
CNB Financial Corp., Pennsylvania	7,083	118,499
CoBiz, Inc.	39,972	358,149
Columbia Banking Systems, Inc.	46,707	1,083,602
Comerica, Inc.	181,563	7,415,033
Commerce Bancshares, Inc.	88,629	3,827,887
Community Bank System, Inc.	42,661	1,418,052
Community Trust Bancorp, Inc.	13,652	514,953
CommunityOne Bancorp (a)(d)	6,555	55,652
CU Bancorp (a)	6,814	113,658
Cullen/Frost Bankers, Inc.	71,142	5,039,699
CVB Financial Corp. (d)	84,778	1,080,072
Eagle Bancorp, Inc., Maryland (d)	17,813	453,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	172,545	$ 5,043,490
Eastern Virginia Bankshares, Inc. (a)	969	5,824
Enterprise Bancorp, Inc.	803	14,920
Enterprise Financial Services Corp.	12,168	201,137
Farmers National Banc Corp.	14,652	90,549
Fidelity Southern Corp.	3,410	49,002
Fifth Third Bancorp	903,693	16,528,545
Financial Institutions, Inc.	12,700	235,458
First Bancorp, North Carolina	9,193	129,254
First Bancorp, Puerto Rico (a)	99,750	637,403
First Busey Corp.	50,381	239,814
First Citizen Bancshares, Inc.	6,966	1,408,804
First Commonwealth Financial Corp.	101,457	743,680
First Community Bancshares, Inc.	8,561	128,843
First Connecticut Bancorp, Inc.	11,897	166,558
First Financial Bancorp, Ohio	59,723	895,845
First Financial Bankshares, Inc. (d)	43,848	2,521,260
First Financial Corp., Indiana	8,837	268,822
First Financial Holdings, Inc.	25,186	1,355,762
First Financial Service Corp. (a)	2,521	9,076
First Horizon National Corp.	203,894	2,255,068
First Interstate Bancsystem, Inc.	19,621	445,985
First M&F Corp. (d)	2,170	35,132
First Merchants Corp.	25,012	427,205
First Midwest Bancorp, Inc., Delaware	83,782	1,259,243
First Niagara Financial Group, Inc.	347,243	3,507,154
First of Long Island Corp.	1,768	65,115
First Republic Bank	67,611	2,993,815
First United Corp. (a)	3,018	25,804
FirstMerit Corp.	204,257	4,322,078
Flushing Financial Corp.	47,044	842,088
FNB Corp., Pennsylvania	149,309	1,802,160
Fulton Financial Corp.	187,360	2,265,182
German American Bancorp, Inc.	4,623	110,351
Glacier Bancorp, Inc.	63,024	1,487,366
Great Southern Bancorp, Inc.	6,815	181,143
Guaranty Bancorp	2,790	32,978
Hampton Roads Bankshares, Inc. (a)	89,921	137,579
Hancock Holding Co.	90,544	2,910,990
Hanmi Financial Corp.	26,311	429,659
Hawthorn Bancshares, Inc.	1,496	20,570
Heartland Financial U.S.A., Inc.	8,878	241,215
Heritage Commerce Corp.	14,712	101,219
Heritage Financial Corp., Washington	12,768	193,052
Heritage Oaks Bancorp (a)	3,340	20,875
Home Bancshares, Inc.	50,202	1,276,135
Home Federal Bancorp, Inc.	9,753	124,546
HomeTrust Bancshares, Inc. (a)(d)	20,129	329,109
Horizon Bancorp Industries	706	15,306
Hudson Valley Holding Corp.	14,551	267,156
Huntington Bancshares, Inc.	815,715	6,721,492

	Shares	Value
IBERIABANK Corp. (d)	35,645	$ 1,865,659
Independent Bank Corp. (a)	1,144	10,868
Independent Bank Corp., Massachusetts	25,945	921,307
Independent Bank Group, Inc.	2,957	101,307
International Bancshares Corp.	64,813	1,420,701
Intervest Bancshares Corp. Class A (a)	6,160	42,874
Investors Bancorp, Inc.	61,284	1,275,933
KeyCorp	879,084	10,258,910
Lakeland Bancorp, Inc.	23,579	257,247
Lakeland Financial Corp.	13,545	421,250
M&T Bank Corp.	128,661	14,582,438
Macatawa Bank Corp. (a)(d)	22,839	102,090
MainSource Financial Group, Inc.	13,271	189,112
MB Financial, Inc.	59,673	1,610,574
MBT Financial Corp. (a)	1,548	6,285
Merchants Bancshares, Inc.	5,246	153,550
Metro Bancorp, Inc. (a)	11,557	219,814
Metrocorp Bancshares, Inc.	6,201	62,754
Midsouth Bancorp, Inc.	5,240	78,810
National Bank Holdings Corp.	12,034	235,265
National Bankshares, Inc. (d)	5,803	211,984
National Penn Bancshares, Inc.	120,787	1,212,701
NBT Bancorp, Inc.	48,823	1,045,789
NewBridge Bancorp (a)(d)	10,719	77,177
North Valley Bancorp (a)	849	15,698
Northrim Bancorp, Inc.	2,935	66,272
OFG Bancorp (d)	40,168	690,086
Old National Bancorp, Indiana	98,018	1,287,957
Old Second Bancorp, Inc. (a)	18,605	106,979
OmniAmerican Bancorp, Inc. (a)	6,877	156,452
Orrstown Financial Services, Inc. (a)	5,669	92,235
Pacific Continental Corp.	3,048	38,313
Pacific Mercantile Bancorp (a)	10,321	64,403
Pacific Premier Bancorp, Inc. (a)	35	464
PacWest Bancorp	35,627	1,184,598
Park National Corp.	14,135	1,075,532
Park Sterling Corp.	28,617	170,843
Penns Woods Bancorp, Inc.	3,854	181,870
Peoples Bancorp, Inc.	3,334	69,881
Peoples Financial Corp., Mississippi	2,667	32,377
Pinnacle Financial Partners, Inc. (a)	30,086	840,904
PNC Financial Services Group, Inc.	545,485	39,422,201
Popular, Inc. (a)	112,654	3,499,033
Preferred Bank, Los Angeles (a)	1,131	18,186
Premier Financial Bancorp, Inc.	115	1,383
PrivateBancorp, Inc.	92,031	2,008,116
Prosperity Bancshares, Inc. (d)	49,088	2,935,462
Regions Financial Corp.	1,378,520	12,958,088
Renasant Corp.	22,516	566,728
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	480,794
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,942
S&T Bancorp, Inc.	32,238	724,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	6,551	$ 173,929
Sandy Spring Bancorp, Inc.	13,803	308,497
Seacoast Banking Corp., Florida (a)	36,660	75,520
Shore Bancshares, Inc. (a)	2,958	24,404
Sierra Bancorp	3,618	52,172
Signature Bank (a)(d)	49,532	4,344,947
Simmons First National Corp. Class A	10,951	265,124
Southside Bancshares, Inc. (d)	13,372	332,695
Southwest Bancorp, Inc., Oklahoma (a)	15,446	223,040
State Bank Financial Corp.	26,469	401,270
StellarOne Corp.	22,952	470,057
Sterling Bancorp, New York	27,642	350,777
Sterling Financial Corp.	40,387	977,365
Suffolk Bancorp (a)	15,697	267,006
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	177,639
SunTrust Banks, Inc.	577,028	18,476,437
Susquehanna Bancshares, Inc.	215,524	2,717,758
SVB Financial Group (a)	44,531	3,687,167
Synovus Financial Corp.	1,042,950	3,327,011
Taylor Capital Group, Inc. (a)(d)	9,976	211,092
TCF Financial Corp.	168,588	2,368,661
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,960,943
The First Bancorp, Inc.	2,896	47,147
Tompkins Financial Corp.	8,812	382,441
TowneBank	18,594	261,246
Trico Bancshares	12,062	247,271
Trustmark Corp.	94,171	2,341,091
U.S. Bancorp	1,871,682	67,623,871
UMB Financial Corp.	35,778	2,137,020
Umpqua Holdings Corp.	115,463	1,875,119
Union First Market Bankshares Corp.	16,413	351,074
United Bankshares, Inc., West Virginia (d)	46,563	1,293,055
United Community Banks, Inc., Georgia (a)	43,617	635,936
Univest Corp. of Pennsylvania	10,023	191,038
Valley National Bancorp (d)	184,448	1,861,080
ViewPoint Financial Group	32,901	654,401
Virginia Commerce Bancorp, Inc. (a)	37,552	553,141
Washington Banking Co., Oak Harbor	5,615	77,038
Washington Trust Bancorp, Inc.	15,489	464,825
Webster Financial Corp.	85,199	2,254,366
Wells Fargo & Co.	4,972,761	204,281,022
WesBanco, Inc.	28,002	803,377
West Bancorp., Inc.	1,202	15,145
Westamerica Bancorp. (d)	28,148	1,324,926
Westbury Bancorp, Inc.	4,860	67,117
Western Alliance Bancorp. (a)(d)	80,481	1,317,474
Wilshire Bancorp, Inc.	52,255	424,833

	Shares	Value
Wintrust Financial Corp.	46,573	$ 1,846,154
Zions Bancorporation (d)	180,863	5,058,738
		596,326,810
Consumer Finance - 0.8%
American Express Co.	965,105	69,400,701
Asta Funding, Inc.	4,468	38,201
Atlanticus Holdings Corp. (a)	35,598	132,069
Capital One Financial Corp.	588,093	37,961,403
Cash America International, Inc.	29,387	1,257,176
Consumer Portfolio Services, Inc. (a)	11,930	69,671
Credit Acceptance Corp. (a)	10,713	1,152,183
DFC Global Corp. (a)(d)	43,285	489,121
Discover Financial Services	498,671	23,562,205
Encore Capital Group, Inc. (a)(d)	29,815	1,278,169
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	821,085
First Cash Financial Services, Inc. (a)(d)	28,920	1,598,408
First Marblehead Corp. (a)(d)	51,880	41,546
Green Dot Corp. Class A (a)	44,284	1,016,761
Imperial Holdings, Inc. (a)(d)	16,708	113,280
Nelnet, Inc. Class A	22,213	841,428
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,684,036
SLM Corp.	444,491	10,663,339
World Acceptance Corp. (a)(d)	15,268	1,308,010
		154,428,792
Diversified Financial Services - 3.2%
Bank of America Corp.	10,840,788	153,071,927
CBOE Holdings, Inc.	86,224	3,956,819
Citigroup, Inc.	3,060,274	147,903,042
CME Group, Inc.	307,188	21,844,139
Gain Capital Holdings, Inc.	15,735	117,383
ING U.S., Inc.	71,848	2,069,222
Interactive Brokers Group, Inc.	43,141	723,906
IntercontinentalExchange, Inc. (a)(d)	72,782	13,082,565
JPMorgan Chase & Co.	3,799,931	192,010,513
Leucadia National Corp.	295,328	7,362,527
Life Partners Holdings, Inc.	18,668	38,643
MarketAxess Holdings, Inc.	38,326	1,945,428
Marlin Business Services Corp.	13,319	324,451
McGraw-Hill Companies, Inc.	274,786	16,039,259
MicroFinancial, Inc.	86	656
Moody's Corp.	192,919	12,261,932
MSCI, Inc. Class A (a)(d)	121,379	4,552,926
NewStar Financial, Inc. (a)(d)	27,065	356,446
NYSE Euronext	275,058	11,497,424
PHH Corp. (a)	52,077	1,086,847
PICO Holdings, Inc. (a)	22,896	482,877
Resource America, Inc. Class A	2,362	17,644
The NASDAQ Stock Market, Inc.	124,702	3,723,602
Vector Capital Corp. rights (a)	4,280	0
		594,470,178
Insurance - 4.3%
ACE Ltd.	340,448	29,864,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	466,444	$ 26,955,799
Alleghany Corp. (a)	16,625	6,435,371
Allied World Assurance Co. Holdings Ltd.	33,827	3,102,951
Allstate Corp.	461,209	22,101,135
AMBAC Financial Group, Inc. (a)	43,974	974,464
American Equity Investment Life Holding Co. (d)	51,311	1,016,471
American Financial Group, Inc.	76,865	3,960,853
American International Group, Inc.	1,485,749	69,027,899
American National Insurance Co.	11,975	1,257,016
American Safety Insurance Group Ltd. (a)	7,871	237,153
Amerisafe, Inc.	28,834	939,700
Amtrust Financial Services, Inc. (d)	28,802	1,028,807
Aon PLC	311,465	20,675,047
Arch Capital Group Ltd. (a)(d)	130,807	6,973,321
Argo Group International Holdings, Ltd.	32,771	1,338,368
Arthur J. Gallagher & Co.	138,329	5,718,521
Aspen Insurance Holdings Ltd.	68,795	2,447,038
Assurant, Inc.	95,115	5,044,900
Assured Guaranty Ltd.	183,926	3,658,288
Axis Capital Holdings Ltd.	106,761	4,589,655
Baldwin & Lyons, Inc. Class B	5,084	119,932
Berkshire Hathaway, Inc. Class B (a)	1,834,782	204,064,454
Brown & Brown, Inc.	116,705	3,634,194
Cincinnati Financial Corp.	161,273	7,366,951
Citizens, Inc. Class A (a)(d)	31,937	240,486
CNA Financial Corp.	51,802	1,827,575
CNO Financial Group, Inc.	209,253	2,843,748
Crawford & Co. Class B	10,464	79,317
Donegal Group, Inc. Class A	4,528	61,037
Eastern Insurance Holdings, Inc.	901	18,029
eHealth, Inc. (a)(d)	26,343	728,911
EMC Insurance Group	5,816	162,266
Employers Holdings, Inc.	36,335	963,241
Endurance Specialty Holdings Ltd.	45,122	2,261,515
Enstar Group Ltd. (a)	9,122	1,229,372
Erie Indemnity Co. Class A	26,259	1,936,864
Everest Re Group Ltd.	51,436	7,044,160
FBL Financial Group, Inc. Class A	12,986	572,423
Federated National Holding Co.	1,278	12,627
Fidelity National Financial, Inc. Class A	209,273	4,961,863
First Acceptance Corp. (a)	4,055	7,177
First American Financial Corp.	99,791	2,085,632
Fortegra Financial Corp. (a)	10,670	81,305
Genworth Financial, Inc. Class A (a)	495,972	5,852,470
Global Indemnity PLC (a)	13,709	336,282
Greenlight Capital Re, Ltd. (a)	23,762	638,010
Hallmark Financial Services, Inc. (a)	10,337	87,141
Hanover Insurance Group, Inc.	48,173	2,566,176
Hartford Financial Services Group, Inc.	454,751	13,460,630

	Shares	Value
HCC Insurance Holdings, Inc.	103,933	$ 4,385,973
HCI Group, Inc.	9,511	331,649
Health Insurance Innovations	4,900	52,185
Hilltop Holdings, Inc. (a)(d)	54,392	851,779
Horace Mann Educators Corp.	37,921	999,598
Independence Holding Co.	16,014	224,196
Infinity Property & Casualty Corp.	13,372	809,140
Investors Title Co.	1,086	77,388
Kansas City Life Insurance Co.	2,863	124,999
Kemper Corp.	51,044	1,732,944
Lincoln National Corp.	277,552	11,668,286
Loews Corp.	340,704	15,147,700
Maiden Holdings Ltd.	73,970	967,528
Markel Corp. (a)	12,795	6,534,407
Marsh & McLennan Companies, Inc.	548,442	22,612,264
MBIA, Inc. (a)(d)	133,617	1,580,689
Meadowbrook Insurance Group, Inc. (d)	46,791	279,810
Mercury General Corp.	38,383	1,684,246
MetLife, Inc.	1,097,699	50,702,717
Montpelier Re Holdings Ltd.	62,043	1,541,769
National Interstate Corp.	9,042	227,406
National Western Life Insurance Co. Class A	2,078	411,527
Navigators Group, Inc. (a)	15,156	829,488
Old Republic International Corp.	232,173	3,296,857
OneBeacon Insurance Group Ltd.	20,572	293,768
PartnerRe Ltd.	64,815	5,648,627
Phoenix Companies, Inc. (a)(d)	3,067	116,239
Platinum Underwriters Holdings Ltd.	32,909	1,901,482
Primerica, Inc.	38,359	1,424,270
Principal Financial Group, Inc.	282,576	11,563,010
ProAssurance Corp.	59,114	2,786,634
Progressive Corp.	528,642	13,253,055
Protective Life Corp.	78,222	3,268,897
Prudential Financial, Inc.	466,404	34,924,332
Reinsurance Group of America, Inc.	80,713	5,231,010
RenaissanceRe Holdings Ltd.	41,813	3,654,456
RLI Corp.	13,036	1,017,981
Safety Insurance Group, Inc.	14,899	747,036
Selective Insurance Group, Inc.	50,266	1,152,599
StanCorp Financial Group, Inc.	37,431	1,958,390
State Auto Financial Corp.	6,222	116,165
Stewart Information Services Corp. (d)	21,434	655,666
Symetra Financial Corp.	81,281	1,403,723
The Chubb Corp.	257,415	21,409,206
The Travelers Companies, Inc.	376,731	30,100,807
Torchmark Corp.	96,240	6,629,974
Tower Group International Ltd.	63,927	903,289
United Fire Group, Inc.	20,054	575,349
Universal Insurance Holdings, Inc. (d)	22,997	169,718
Unum Group	290,729	8,585,227
Validus Holdings Ltd.	96,782	3,349,625
W.R. Berkley Corp.	118,696	4,880,780
White Mountains Insurance Group Ltd.	5,736	3,210,726
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings PLC	177,739	$ 7,337,066
XL Group PLC Class A	291,212	8,608,227
		796,542,523
Real Estate Investment Trusts - 3.2%
Acadia Realty Trust (SBI)	43,554	1,016,115
AG Mortgage Investment Trust, Inc. (d)	18,957	332,885
Agree Realty Corp.	17,794	482,217
Alexanders, Inc.	2,701	739,885
Alexandria Real Estate Equities, Inc.	68,003	4,193,745
American Assets Trust, Inc.	30,756	910,685
American Campus Communities, Inc.	100,126	3,335,197
American Capital Agency Corp.	396,250	9,018,650
American Capital Mortgage Investment Corp.	52,567	1,053,443
American Homes 4 Rent Class A	54,707	868,747
American Realty Capital Properties, Inc.	184,113	2,468,955
American Residential Properties, Inc. (a)	15,232	259,858
American Tower Corp.	398,657	27,702,675
AmREIT, Inc. Class B	18,007	303,778
Annaly Capital Management, Inc. (d)	949,446	11,080,035
Anworth Mortgage Asset Corp.	251,516	1,114,216
Apartment Investment & Management Co. Class A	137,319	3,780,392
Apollo Commercial Real Estate Finance, Inc.	34,660	520,593
Apollo Residential Mortgage, Inc.	29,321	445,972
Arbor Realty Trust, Inc.	31,767	218,875
Ares Commercial Real Estate Corp.	19,618	250,522
Armada Hoffler Properties, Inc.	18,404	172,814
Armour Residential REIT, Inc. (d)	350,513	1,465,144
Ashford Hospitality Trust, Inc.	69,895	805,889
Associated Estates Realty Corp. (d)	41,987	578,161
AvalonBay Communities, Inc.	123,814	15,340,555
Aviv REIT, Inc.	12,625	286,840
BioMed Realty Trust, Inc.	174,135	3,205,825
Blackstone Mortgage Trust, Inc.	24,482	626,739
Boston Properties, Inc.	150,652	15,441,830
Brandywine Realty Trust (SBI) (d)	145,339	1,863,246
BRE Properties, Inc.	81,504	3,911,377
BRT Realty Trust (a)	5,568	40,145
Camden Property Trust (SBI)	88,862	5,490,783
Campus Crest Communities, Inc.	55,980	592,268
CapLease, Inc.	81,956	697,446
Capstead Mortgage Corp.	97,016	1,138,968
CBL & Associates Properties, Inc.	144,440	2,773,248
Cedar Shopping Centers, Inc.	59,877	292,200
Chatham Lodging Trust	14,263	258,160
Chesapeake Lodging Trust	44,367	976,518
Chimera Investment Corp.	1,225,514	3,603,011
Colonial Properties Trust (SBI)	73,570	1,625,161
Colony Financial, Inc.	62,363	1,232,917

	Shares	Value
CommonWealth REIT	127,873	$ 3,139,282
Coresite Realty Corp. (d)	24,333	740,453
Corporate Office Properties Trust (SBI)	80,940	1,843,813
Corrections Corp. of America	120,697	3,975,759
Cousins Properties, Inc.	234,370	2,327,294
CubeSmart	141,018	2,347,950
CyrusOne, Inc.	16,200	308,772
CYS Investments, Inc. (d)	197,203	1,514,519
DCT Industrial Trust, Inc.	349,621	2,338,964
DDR Corp.	287,291	4,458,756
DiamondRock Hospitality Co.	202,906	1,966,159
Digital Realty Trust, Inc. (d)	126,516	7,034,290
Douglas Emmett, Inc.	131,928	3,047,537
Duke Realty LP	305,280	4,454,035
DuPont Fabros Technology, Inc. (d)	100,616	2,293,039
EastGroup Properties, Inc. (d)	24,180	1,358,916
Education Realty Trust, Inc.	122,580	1,052,962
Ellington Residential Mortgage REIT	7,146	108,190
EPR Properties	65,817	3,223,717
Equity Lifestyle Properties, Inc.	92,610	3,218,198
Equity One, Inc.	59,709	1,269,413
Equity Residential (SBI)	321,054	16,659,492
Essex Property Trust, Inc.	38,906	5,575,619
Excel Trust, Inc.	44,534	519,266
Extra Space Storage, Inc.	105,767	4,360,773
Federal Realty Investment Trust (SBI) (d)	65,716	6,394,824
FelCor Lodging Trust, Inc. (a)	200,216	1,103,190
First Industrial Realty Trust, Inc.	100,981	1,527,843
First Potomac Realty Trust	52,713	655,750
Franklin Street Properties Corp.	83,156	1,012,840
General Growth Properties, Inc.	473,891	9,089,229
Getty Realty Corp.	23,628	431,447
Gladstone Commercial Corp.	10,709	189,978
Glimcher Realty Trust	157,267	1,556,943
Government Properties Income Trust	51,672	1,208,091
Gramercy Property Trust, Inc. (a)	85,386	349,229
Gyrodyne Co. of America, Inc.	302	21,412
Hatteras Financial Corp.	121,103	2,216,185
HCP, Inc.	454,963	18,530,643
Health Care REIT, Inc.	285,565	17,545,114
Healthcare Realty Trust, Inc.	97,985	2,203,683
Healthcare Trust of America, Inc.	58,007	597,472
Hersha Hospitality Trust	166,640	873,194
Highwoods Properties, Inc. (SBI)	89,662	3,028,782
Home Properties, Inc.	55,955	3,228,604
Hospitality Properties Trust (SBI)	130,157	3,516,842
Host Hotels & Resorts, Inc. (d)	738,628	12,578,835
Hudson Pacific Properties, Inc.	49,472	986,966
Inland Real Estate Corp.	85,277	836,567
Invesco Mortgage Capital, Inc.	135,801	2,079,113
Investors Real Estate Trust (d)	86,834	707,697
iStar Financial, Inc. (a)(d)	71,516	792,397
JAVELIN Mortgage Investment Corp.	12,977	161,823
Kilroy Realty Corp.	69,106	3,371,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	418,673	$ 8,386,020
Kite Realty Group Trust	81,341	469,338
LaSalle Hotel Properties (SBI)	89,618	2,377,566
Lexington Corporate Properties Trust (d)	169,833	1,990,443
Liberty Property Trust (SBI)	140,907	4,875,382
LTC Properties, Inc.	32,625	1,155,904
Mack-Cali Realty Corp. (d)	78,978	1,705,925
Medical Properties Trust, Inc.	160,702	1,856,108
MFA Financial, Inc.	335,157	2,413,130
Mid-America Apartment Communities, Inc. (d)	43,592	2,687,883
Monmouth Real Estate Investment Corp. Class A	35,864	322,059
MPG Office Trust, Inc. (a)	145,580	452,754
National Health Investors, Inc.	21,683	1,190,397
National Retail Properties, Inc.	108,541	3,324,611
New York Mortgage Trust, Inc. (d)	61,040	368,682
NorthStar Realty Finance Corp.	225,972	1,979,515
Omega Healthcare Investors, Inc.	105,822	3,005,345
One Liberty Properties, Inc.	11,261	240,648
Parkway Properties, Inc.	37,894	619,567
Pebblebrook Hotel Trust	62,979	1,612,262
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,106,174
PennyMac Mortgage Investment Trust	70,569	1,485,477
Physicians Realty Trust	13,134	147,889
Piedmont Office Realty Trust, Inc. Class A	174,747	3,002,153
Plum Creek Timber Co., Inc.	168,901	7,484,003
PMC Commercial Trust	8,500	78,540
Post Properties, Inc.	53,462	2,418,086
Potlatch Corp.	43,845	1,690,663
Power (REIT)	718	5,744
Prologis, Inc.	495,187	17,450,390
PS Business Parks, Inc.	20,583	1,495,767
Public Storage	146,278	22,332,262
RAIT Financial Trust	83,839	518,125
Ramco-Gershenson Properties Trust (SBI)	55,446	802,858
Rayonier, Inc.	122,005	6,739,556
Realty Income Corp.	217,537	8,592,712
Redwood Trust, Inc. (d)	89,769	1,596,991
Regency Centers Corp.	90,033	4,281,069
Resource Capital Corp.	118,128	687,505
Retail Opportunity Investments Corp.	70,350	910,329
Retail Properties America, Inc.	28,399	378,843
Rexford Industrial Realty, Inc.	19,146	252,344
RLJ Lodging Trust	133,852	3,075,919
Rouse Properties, Inc. (d)	17,327	321,243
Ryman Hospitality Properties, Inc. (d)	49,860	1,647,374
Sabra Health Care REIT, Inc.	44,632	986,814
Saul Centers, Inc.	14,444	627,014
Select Income (REIT)	38,717	941,985

	Shares	Value
Senior Housing Properties Trust (SBI)	181,318	$ 4,124,985
Silver Bay Realty Trust Corp.	27,839	439,021
Simon Property Group, Inc.	311,720	45,395,784
SL Green Realty Corp.	95,016	8,284,445
SoTHERLY Hotels, Inc.	2,721	12,108
Sovran Self Storage, Inc.	33,865	2,244,234
Spirit Realty Capital, Inc.	350,828	3,055,712
Stag Industrial, Inc.	38,576	771,520
Starwood Property Trust, Inc.	153,859	3,835,705
Strategic Hotel & Resorts, Inc. (a)	334,781	2,715,074
Summit Hotel Properties, Inc.	63,807	608,719
Sun Communities, Inc.	36,167	1,554,096
Sunstone Hotel Investors, Inc.	148,041	1,780,933
Supertel Hospitality, Inc., Maryland (a)	703	4,570
Tanger Factory Outlet Centers, Inc.	92,363	2,849,399
Taubman Centers, Inc.	65,656	4,425,871
Terreno Realty Corp.	21,026	369,217
The Geo Group, Inc.	66,308	2,069,473
The Macerich Co.	130,578	7,348,930
Two Harbors Investment Corp.	352,284	3,350,221
UDR, Inc.	244,018	5,512,367
UMH Properties, Inc.	10,346	99,322
Universal Health Realty Income Trust (SBI)	13,491	541,124
Urstadt Biddle Properties, Inc. Class A	26,585	519,205
Ventas, Inc.	295,862	18,420,368
Vornado Realty Trust	172,402	14,016,283
Washington REIT (SBI)	61,934	1,508,712
Weingarten Realty Investors (SBI)	108,015	3,101,111
Western Asset Mortgage Capital Corp. (d)	17,996	280,918
Weyerhaeuser Co.	580,272	15,887,847
Whitestone REIT Class B	2,558	36,272
Winthrop Realty Trust	19,884	236,222
WP Carey, Inc. (d)	56,109	3,688,045
ZAIS Financial Corp. (d)	6,000	94,380
		599,723,789
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (a)(d)	43,253	1,555,810
Altisource Portfolio Solutions SA	13,812	1,801,085
Altisource Residential Corp. Class B (a)	21,450	406,478
American Spectrum Realty, Inc. (a)	1,984	4,127
AV Homes, Inc. (a)(d)	12,051	193,780
CBRE Group, Inc. (a)	310,765	6,796,431
Consolidated-Tomoka Land Co.	2,432	87,795
Forest City Enterprises, Inc. Class A (a)	131,291	2,350,109
Forestar Group, Inc. (a)	38,487	768,201
Howard Hughes Corp. (a)	28,735	2,936,717
Jones Lang LaSalle, Inc.	40,450	3,326,608
Kennedy-Wilson Holdings, Inc.	44,729	824,803
Maui Land & Pineapple, Inc. (a)(d)	31,310	134,007
Realogy Holdings Corp. (d)	145,393	6,154,486
Tejon Ranch Co. (a)	11,342	336,971
Tejon Ranch Co. warrants 8/31/16 (a)	1,675	6,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
The St. Joe Co. (a)(d)	111,664	$ 2,156,232
Thomas Properties Group, Inc.	22,789	125,340
Transcontinental Realty Investors, Inc. (a)	20,697	180,271
ZipRealty, Inc. (a)	19,987	94,938
		30,240,554
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	69,632	856,474
Banc of California, Inc.	4,303	57,230
Bank Mutual Corp.	56,001	332,646
BankFinancial Corp.	19,300	162,120
BBX Capital Corp. (a)(d)	18,261	231,184
Beneficial Mutual Bancorp, Inc. (a)	37,525	347,482
Berkshire Hills Bancorp, Inc.	20,197	501,895
BofI Holding, Inc. (a)(d)	11,427	740,127
Brookline Bancorp, Inc., Delaware	86,924	786,662
Camco Financial Corp. (a)	10,386	43,517
Cape Bancorp, Inc.	2,611	23,525
Capitol Federal Financial, Inc.	194,739	2,383,605
CFS Bancorp, Inc.	688	7,540
Charter Financial Corp.	1,496	15,424
Chicopee Bancorp, Inc.	1,816	32,107
Clifton Savings Bancorp, Inc.	15,589	187,847
Dime Community Bancshares, Inc.	51,879	825,914
Doral Financial Corp. (a)	7,972	188,697
ESB Financial Corp. (d)	9,498	112,361
ESSA Bancorp, Inc.	4,298	45,817
EverBank Financial Corp.	16,362	230,050
Farmer Mac Class C (non-vtg.)	8,894	299,283
First Defiance Financial Corp.	6,145	150,614
First Financial Northwest, Inc.	2,197	23,398
Five Oaks Investment Corp.	3,880	40,274
Flagstar Bancorp, Inc. (a)(d)	37,206	539,487
Fox Chase Bancorp, Inc.	14,307	241,502
Franklin Financial Corp./VA	16,347	292,938
HF Financial Corp.	2,735	35,227
Hingham Institution for Savings	1,505	99,631
Home Loan Servicing Solutions Ltd.	65,442	1,492,078
HomeStreet, Inc.	7,892	154,920
Hudson City Bancorp, Inc.	532,335	4,892,159
IF Bancorp, Inc. (a)	3,112	49,916
Impac Mortgage Holdings, Inc. (a)(d)	5,393	51,234
Kearny Financial Corp. (a)	2,196	21,477
Madison County Financial, Inc.	4,682	80,530
Meridian Interstate Bancorp, Inc. (a)	750	14,715
MGIC Investment Corp. (a)	328,729	2,373,423
NASB Financial, Inc. (a)	1,203	32,216
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	914,331
New York Community Bancorp, Inc. (d)	433,476	6,350,423
Northfield Bancorp, Inc.	23,534	282,408
Northwest Bancshares, Inc.	92,094	1,228,534
OceanFirst Financial Corp.	5,851	95,430

	Shares	Value
Ocwen Financial Corp. (a)	118,608	$ 5,982,588
Oritani Financial Corp.	33,003	511,877
PennyMac Financial Services, Inc.	12,245	209,022
People's United Financial, Inc.	329,770	4,689,329
Peoples Federal Bancshares, Inc.	1,156	20,843
Poage Bankshares, Inc.	2,365	35,688
Provident Financial Holdings, Inc.	3,066	54,483
Provident Financial Services, Inc.	56,391	912,406
Provident New York Bancorp	44,223	450,190
PVF Capital Corp. (a)	11,916	48,498
Radian Group, Inc.	160,918	2,180,439
Riverview Bancorp, Inc. (a)	6,875	18,425
Rockville Financial, Inc.	26,525	346,151
Security National Financial Corp. Class A	9,669	57,724
Simplicity Bancorp, Inc.	10,338	153,209
Territorial Bancorp, Inc.	13,244	290,176
TFS Financial Corp. (a)	149,374	1,625,189
Timberland Bancorp, Inc.	5,034	45,155
Tree.com, Inc.	3,275	82,006
Trustco Bank Corp., New York (d)	86,500	505,160
United Community Financial Corp. (a)	29,429	118,599
United Financial Bancorp, Inc.	9,158	143,414
Walker & Dunlop, Inc. (a)	10,954	159,162
Washington Federal, Inc.	99,759	2,083,966
Westfield Financial, Inc.	28,907	190,208
WSFS Financial Corp.	10,396	619,602
		49,401,881
TOTAL FINANCIALS		3,192,595,539
HEALTH CARE - 12.4%
Biotechnology - 2.5%
Aastrom Biosciences, Inc. (a)(d)	78,454	21,967
ACADIA Pharmaceuticals, Inc. (a)(d)	68,133	1,359,935
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	467,909
Acorda Therapeutics, Inc. (a)(d)	40,293	1,361,500
Aegerion Pharmaceuticals, Inc. (a)	17,880	1,549,838
Agenus, Inc. (a)(d)	22,142	80,818
Agios Pharmaceuticals, Inc.	7,262	171,238
Alexion Pharmaceuticals, Inc. (a)	198,375	21,376,890
Alkermes PLC (a)	133,044	4,224,147
Alnylam Pharmaceuticals, Inc. (a)(d)	51,923	2,689,611
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	743,397
Amgen, Inc.	755,755	82,331,950
Amicus Therapeutics, Inc. (a)(d)	25,384	60,668
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	284,950
Anthera Pharmaceuticals, Inc. (a)	5,648	18,638
Arena Pharmaceuticals, Inc. (a)(d)	213,311	1,367,324
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	3,594,748
ArQule, Inc. (a)	65,290	182,159
Array BioPharma, Inc. (a)(d)	101,050	566,891
Arrowhead Research Corp. (a)(d)	3,000	12,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Astex Pharmaceuticals, Inc. (a)	118,867	$ 778,579
Athersys, Inc. (a)(d)	49,216	86,620
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	91,584
BioCryst Pharmaceuticals, Inc. (a)	40,934	261,159
Biogen Idec, Inc. (a)	240,052	51,135,877
BioMarin Pharmaceutical, Inc. (a)(d)	139,224	9,114,995
Biospecifics Technologies Corp. (a)	1,441	26,341
Biota Pharmaceuticals, Inc.	5,848	25,146
BioTime, Inc. (a)(d)	32,076	121,247
Bluebird Bio, Inc. (d)	7,366	183,413
Cardium Therapeutics, Inc. (a)(d)	9,255	6,571
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	50,364
Cel-Sci Corp. (a)	283,400	52,146
Celgene Corp. (a)	422,083	59,083,178
Cell Therapeutics, Inc.	40,400	44,440
Celldex Therapeutics, Inc. (a)(d)	77,285	1,678,630
Cellular Dynamics International, Inc.	4,597	60,037
Celsion Corp. (a)(d)	48,070	54,800
Cepheid, Inc. (a)(d)	63,653	2,277,504
Chelsea Therapeutics International Ltd. (a)	75,408	223,962
ChemoCentryx, Inc. (a)(d)	15,137	122,610
Chimerix, Inc.	6,991	110,178
Cleveland Biolabs, Inc. (a)(d)	35,489	61,751
Clovis Oncology, Inc. (a)	21,285	1,372,883
Codexis, Inc. (a)	21,294	36,626
Conatus Pharmaceuticals, Inc.	7,362	66,921
Coronado Biosciences, Inc. (a)(d)	18,457	150,425
Cubist Pharmaceuticals, Inc.	68,221	4,322,483
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	302,474
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	34,011
Cytokinetics, Inc. (a)	26,522	277,685
Cytori Therapeutics, Inc. (a)(d)	69,588	146,135
CytRx Corp. (a)(d)	25,756	60,784
DARA BioSciences, Inc. (a)(d)	8,510	4,255
Dendreon Corp. (a)(d)	131,169	372,520
Discovery Laboratories, Inc. (a)(d)	38,893	64,173
Durata Therapeutics, Inc. (a)(d)	10,654	89,813
Dyax Corp. (a)	86,617	387,178
Dynavax Technologies Corp. (a)(d)	164,055	208,350
Emergent BioSolutions, Inc. (a)	25,651	450,945
Enanta Pharmaceuticals, Inc. (d)	3,858	71,682
EntreMed, Inc. (a)	289	540
Enzon Pharmaceuticals, Inc.	43,430	74,700
Epizyme, Inc. (d)	4,503	124,958
Esperion Therapeutics, Inc.	6,156	99,235
Exact Sciences Corp. (a)(d)	79,977	925,334
Exelixis, Inc. (a)(d)	160,939	806,304
Galena Biopharma, Inc. (a)(d)	76,040	168,809

	Shares	Value
Genomic Health, Inc. (a)(d)	18,393	$ 579,747
GenVec, Inc. (a)	8,140	2,361
Geron Corp. (a)	128,101	183,184
Gilead Sciences, Inc. (a)	1,539,443	92,782,230
GTx, Inc. (a)(d)	19,627	30,422
Halozyme Therapeutics, Inc. (a)(d)	76,082	632,241
Heat Biologics, Inc.	3,136	31,329
Hemispherx Biopharma, Inc. (a)	130,774	30,209
Hyperion Therapeutics, Inc. (a)(d)	5,781	140,941
iBio, Inc. (a)	40,361	17,355
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	411,582
Idera Pharmaceuticals, Inc. (a)	43,237	95,986
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	119,481
ImmunoGen, Inc. (a)(d)	90,051	1,440,816
Immunomedics, Inc. (a)(d)	54,782	325,953
Incyte Corp. (a)(d)	133,651	4,529,432
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	761,261
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	298,189
Insmed, Inc. (a)	32,411	492,971
Insys Therapeutics, Inc. (a)(d)	4,354	121,956
Intercept Pharmaceuticals, Inc.	10,011	457,903
InterMune, Inc. (a)(d)	73,941	1,056,617
Intrexon Corp.	13,260	288,140
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	100,990	1,176,534
Isis Pharmaceuticals, Inc. (a)(d)	107,364	2,773,212
IsoRay, Inc. (a)(d)	31,040	18,934
Keryx Biopharmaceuticals, Inc. (a)(d)	75,386	643,043
KYTHERA Biopharmaceuticals, Inc.	4,269	112,702
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	1,201,044
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,106,888
Lpath, Inc. (a)	7,871	47,462
MannKind Corp. (a)(d)	147,967	856,729
Mast Therapeutics, Inc. (a)	29,390	12,197
Medgenics, Inc. (a)	4,479	18,677
Medivation, Inc. (a)	72,462	4,096,277
Merrimack Pharmaceuticals, Inc. (a)(d)	15,099	51,035
Metabolix, Inc. (a)(d)	41,636	56,209
MiMedx Group, Inc. (a)(d)	79,098	488,035
Momenta Pharmaceuticals, Inc. (a)	43,036	606,377
Myriad Genetics, Inc. (a)(d)	87,108	2,279,616
Nanosphere, Inc. (a)(d)	36,229	76,081
Neuralstem, Inc. (a)(d)	54,208	92,154
Neurocrine Biosciences, Inc. (a)	50,654	738,029
NewLink Genetics Corp. (a)	12,482	216,063
Novavax, Inc. (a)(d)	148,843	468,855
NPS Pharmaceuticals, Inc. (a)(d)	87,917	2,206,717
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	94,557
OncoMed Pharmaceuticals, Inc.	5,827	94,572
Onconova Therapeutics, Inc.	6,241	151,906
Oncothyreon, Inc. (a)(d)	43,661	73,787
Onyx Pharmaceuticals, Inc. (a)(d)	72,476	8,956,584
Opexa Therapeutics, Inc. (a)(d)	5,726	8,360
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Opko Health, Inc. (a)(d)	254,677	$ 2,353,215
Oragenics, Inc. (a)(d)	9,973	31,415
Orexigen Therapeutics, Inc. (a)(d)	77,934	534,627
Organovo Holdings, Inc. (a)(d)	69,396	396,251
Osiris Therapeutics, Inc. (a)(d)	18,170	317,067
OvaScience, Inc. (a)	10,225	117,792
OXiGENE, Inc. (a)	561	1,234
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	1,812
Palatin Technologies, Inc. (a)	9,275	5,936
PDL BioPharma, Inc. (d)	181,078	1,437,759
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	116,316
Pharmacyclics, Inc. (a)	52,344	5,836,356
PharmAthene, Inc. (a)(d)	51,372	109,936
Portola Pharmaceuticals, Inc. (d)	6,348	143,465
Progenics Pharmaceuticals, Inc. (a)	45,935	255,399
Prothena Corp. PLC (a)(d)	11,329	227,033
PTC Therapeutics, Inc. (a)	10,292	184,638
Puma Biotechnology, Inc. (a)	7,873	398,689
Raptor Pharmaceutical Corp. (a)(d)	62,748	849,608
Receptos, Inc.	5,655	89,575
Regeneron Pharmaceuticals, Inc. (a)	77,444	18,765,456
Regulus Therapeutics, Inc.	11,075	104,659
Repligen Corp. (a)(d)	22,058	215,286
Rexahn Pharmaceuticals, Inc. (a)	45,000	17,505
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	237,762
Sangamo Biosciences, Inc. (a)(d)	44,798	442,156
Sarepta Therapeutics, Inc. (a)(d)	31,642	1,079,941
Savient Pharmaceuticals, Inc. (a)(d)	88,045	54,588
Seattle Genetics, Inc. (a)(d)	102,878	4,362,027
SIGA Technologies, Inc. (a)(d)	72,968	257,577
Spectrum Pharmaceuticals, Inc. (d)	41,659	319,108
StemCells, Inc. (a)	41,468	64,690
Stemline Therapeutics, Inc. (d)	10,674	369,854
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	157,013
Synageva BioPharma Corp. (a)(d)	13,775	646,185
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	492,920
Synta Pharmaceuticals Corp. (a)(d)	35,423	208,996
Synthetic Biologics, Inc. (a)	46,314	72,250
Targacept, Inc. (a)	18,977	97,162
Telik, Inc. (a)	380	448
TESARO, Inc. (a)(d)	12,275	424,470
Tetraphase Pharmaceuticals, Inc.	10,243	87,475
TG Therapeutics, Inc. (a)	7,226	43,501
Theravance, Inc. (a)(d)	73,311	2,628,199
Threshold Pharmaceuticals, Inc. (a)	37,822	164,526
Trius Therapeutics, Inc. (a)(d)	28,510	389,732
Trovagene, Inc. (a)(d)	4,592	37,654
United Therapeutics Corp. (a)(d)	48,248	3,421,266
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	503,994
Verastem, Inc. (a)	13,711	188,526
Vertex Pharmaceuticals, Inc. (a)	237,887	17,877,208

	Shares	Value
Vical, Inc. (a)(d)	65,666	$ 84,709
XOMA Corp. (a)	72,501	338,580
Zalicus, Inc. (a)	104,856	74,448
ZIOPHARM Oncology, Inc. (a)(d)	79,220	236,868
		460,165,187
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (d)	23,291	912,541
Abbott Laboratories	1,574,540	52,479,418
Abiomed, Inc. (a)	36,354	856,137
Accuray, Inc. (a)(d)	58,561	387,674
Alere, Inc. (a)	72,824	2,269,924
Align Technology, Inc. (a)(d)	70,000	3,048,500
Alphatec Holdings, Inc. (a)	36,801	72,866
Analogic Corp.	12,756	952,108
Angiodynamics, Inc. (a)	26,377	287,509
Anika Therapeutics, Inc. (a)(d)	9,287	214,901
Antares Pharma, Inc. (a)(d)	97,369	428,424
ArthroCare Corp. (a)	25,787	816,674
Atossa Genetics, Inc.	789	3,618
Atricure, Inc. (a)	12,717	111,782
Atrion Corp.	1,172	280,108
Bacterin International Holdings, Inc. (a)(d)	9,747	5,529
Baxano Surgical, Inc. (a)	18,036	31,383
Baxter International, Inc.	545,106	37,917,573
Becton, Dickinson & Co.	192,830	18,777,785
BioLase Technology, Inc. (d)	30,860	52,771
Boston Scientific Corp. (a)	1,371,433	14,509,761
BSD Medical Corp. (a)(d)	46,363	70,008
C.R. Bard, Inc.	78,513	9,018,788
Cantel Medical Corp.	48,934	1,267,391
Cardica, Inc. (a)	23,778	28,771
Cardiovascular Systems, Inc. (a)(d)	19,652	403,259
CareFusion Corp. (a)	231,213	8,288,986
Cerus Corp. (a)	66,771	349,212
CONMED Corp.	26,543	825,222
Covidien PLC	475,068	28,219,039
Cryolife, Inc.	20,961	127,233
Cutera, Inc. (a)	15,449	144,448
Cyberonics, Inc. (a)(d)	26,017	1,323,485
Cynosure, Inc. Class A (a)	17,160	393,822
Delcath Systems, Inc. (a)(d)	119,898	49,158
DENTSPLY International, Inc.	147,347	6,187,101
Derma Sciences, Inc. (a)	7,901	110,930
DexCom, Inc. (a)(d)	65,323	1,766,987
Echo Therapeutics, Inc. (a)	2,009	4,902
Edwards Lifesciences Corp. (a)	115,426	8,123,682
Endologix, Inc. (a)(d)	46,783	740,107
EnteroMedics, Inc. (a)(d)	53,456	54,525
ERBA Diagnostics, Inc. (a)	3,094	2,506
Exactech, Inc. (a)	3,102	59,062
Fonar Corp. (a)(d)	719	3,811
Genmark Diagnostics, Inc. (a)(d)	33,235	382,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Globus Medical, Inc.	7,896	$ 139,128
Greatbatch, Inc. (a)	22,320	758,210
Haemonetics Corp. (a)(d)	49,959	1,990,866
Hansen Medical, Inc. (a)(d)	48,696	80,348
HeartWare International, Inc. (a)	13,447	1,056,934
Hill-Rom Holdings, Inc.	58,209	1,987,255
Hologic, Inc. (a)(d)	281,683	6,011,115
ICU Medical, Inc. (a)(d)	17,344	1,239,749
IDEXX Laboratories, Inc. (a)(d)	54,321	5,096,396
Insulet Corp. (a)(d)	55,000	1,833,700
Integra LifeSciences Holdings Corp. (a)(d)	19,467	791,139
Intuitive Surgical, Inc. (a)	40,425	15,625,071
Invacare Corp.	28,414	426,494
Kewaunee Scientific Corp.	1,376	22,154
LeMaitre Vascular, Inc.	3,845	26,684
MAKO Surgical Corp. (a)(d)	32,106	479,985
Masimo Corp. (d)	62,689	1,550,926
Medical Action Industries, Inc. (a)	18,788	96,007
Medtronic, Inc.	1,020,197	52,795,195
MELA Sciences, Inc. (a)(d)	40,114	26,194
Meridian Bioscience, Inc.	35,455	797,383
Merit Medical Systems, Inc. (a)	38,544	493,363
Misonix, Inc. (a)	2,579	12,044
Natus Medical, Inc. (a)	24,629	323,871
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	335,327
Neogen Corp. (a)	25,237	1,365,322
NuVasive, Inc. (a)	44,714	1,051,673
NxStage Medical, Inc. (a)	42,830	528,951
OraSure Technologies, Inc. (a)	46,551	222,514
Orthofix International NV (a)	16,427	362,544
PhotoMedex, Inc. (a)(d)	6,551	107,043
Quidel Corp. (a)(d)	35,813	949,761
ResMed, Inc. (d)	155,104	7,327,113
Retractable Technologies, Inc. (a)	5,248	8,712
Rochester Medical Corp. (a)(d)	2,100	27,489
Rockwell Medical Technologies, Inc. (a)(d)	20,541	113,592
RTI Biologics, Inc. (a)	29,474	98,148
Sirona Dental Systems, Inc. (a)	53,949	3,494,277
Solta Medical, Inc. (a)	40,698	84,652
St. Jude Medical, Inc.	280,856	14,157,951
Staar Surgical Co. (a)	22,695	288,000
Stereotaxis, Inc. (a)(d)	2,453	8,586
Steris Corp.	82,536	3,374,897
Stryker Corp.	301,751	20,184,124
SurModics, Inc. (a)	19,525	386,595
Symmetry Medical, Inc. (a)	29,367	230,531
Synergetics U.S.A., Inc. (a)	3,622	15,212
TearLab Corp. (a)(d)	17,390	228,505
Teleflex, Inc.	40,744	3,140,548
The Cooper Companies, Inc.	49,195	6,425,359
The Spectranetics Corp. (a)	40,582	640,790

	Shares	Value
Theragenics Corp. (a)	22,546	$ 49,150
ThermoGenesis Corp. (a)(d)	15,844	16,795
Thoratec Corp. (a)	57,172	2,042,756
Tornier NV (a)	21,770	413,195
Unilife Corp. (a)(d)	77,508	267,403
Uroplasty, Inc. (a)	1,597	5,781
Varian Medical Systems, Inc. (a)(d)	116,002	8,172,341
Vascular Solutions, Inc. (a)	2,125	33,511
Vermillion, Inc. (a)(d)	5,249	12,125
Volcano Corp. (a)(d)	51,974	1,113,283
West Pharmaceutical Services, Inc.	34,117	2,522,952
Wright Medical Group, Inc. (a)(d)	47,593	1,145,564
Zeltiq Aesthetics, Inc. (a)	6,038	48,244
Zimmer Holdings, Inc.	182,361	14,422,931
		391,446,082
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	30,637	1,174,316
Accretive Health, Inc. (a)(d)	42,994	403,284
Aetna, Inc.	381,905	24,208,958
Air Methods Corp. (d)	37,158	1,520,505
Alliance Healthcare Services, Inc. (a)	17,141	416,526
Almost Family, Inc.	9,932	187,417
Amedisys, Inc. (a)(d)	30,453	496,079
AmerisourceBergen Corp.	235,018	13,377,225
AMN Healthcare Services, Inc. (a)	76,320	1,037,952
AmSurg Corp. (a)	32,040	1,194,772
Bio-Reference Laboratories, Inc. (a)(d)	31,917	923,359
BioScrip, Inc. (a)	61,696	752,691
BioTelemetry, Inc. (a)	34,161	287,636
Brookdale Senior Living, Inc. (a)	93,728	2,345,075
Capital Senior Living Corp. (a)	26,619	554,208
Cardinal Health, Inc.	348,072	17,501,060
Centene Corp. (a)	59,283	3,388,023
Chemed Corp. (d)	19,372	1,349,066
Chindex International, Inc. (a)	9,187	155,352
CIGNA Corp.	286,354	22,533,196
Community Health Systems, Inc.	114,654	4,501,316
Corvel Corp. (a)	17,696	582,906
Cross Country Healthcare, Inc. (a)	40,427	228,413
DaVita, Inc. (a)	87,146	9,369,066
Emeritus Corp. (a)	35,427	772,663
ExamWorks Group, Inc. (a)(d)	20,990	493,265
Express Scripts Holding Co. (a)	821,356	52,468,221
Five Star Quality Care, Inc. (a)	32,241	167,331
Gentiva Health Services, Inc. (a)(d)	24,132	276,794
Hanger, Inc. (a)	33,622	1,032,532
HCA Holdings, Inc.	248,171	9,477,650
Health Management Associates, Inc. Class A (a)	248,478	3,195,427
Health Net, Inc. (a)	90,547	2,732,708
HealthSouth Corp. (d)	85,304	2,683,664
Healthways, Inc. (a)(d)	33,821	645,305
Henry Schein, Inc. (a)(d)	86,785	8,769,624
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hooper Holmes, Inc. (a)	6,267	$ 2,381
Humana, Inc.	159,494	14,686,208
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,057,966
Kindred Healthcare, Inc.	51,719	760,269
Laboratory Corp. of America Holdings (a)(d)	96,901	9,275,364
Landauer, Inc.	14,935	709,114
LCA-Vision, Inc. (a)	27,238	101,325
LHC Group, Inc. (a)	12,810	289,890
LifePoint Hospitals, Inc. (a)	49,772	2,251,188
Magellan Health Services, Inc. (a)	25,186	1,415,705
McKesson Corp.	228,637	27,758,818
MEDNAX, Inc. (a)(d)	55,137	5,368,690
Molina Healthcare, Inc. (a)(d)	24,412	815,117
MWI Veterinary Supply, Inc. (a)(d)	13,354	2,030,876
National Healthcare Corp.	6,159	284,176
National Research Corp.:
Class A (a)	960	15,734
Class B (d)	3,356	97,190
NeoStem, Inc. (a)(d)	15,337	113,724
Omnicare, Inc. (d)	104,008	5,654,915
Owens & Minor, Inc.	59,970	2,045,577
Patterson Companies, Inc.	78,096	3,114,468
PDI, Inc. (a)	1,365	6,989
PharMerica Corp. (a)	29,176	358,865
Providence Service Corp. (a)	13,245	355,496
Quest Diagnostics, Inc.	161,387	9,460,506
RadNet, Inc. (a)	27,076	69,856
Select Medical Holdings Corp.	37,877	320,818
Sharps Compliance Corp. (a)(d)	5,184	13,738
Skilled Healthcare Group, Inc. (a)	27,157	131,440
Team Health Holdings, Inc. (a)	65,355	2,511,593
Tenet Healthcare Corp. (a)	99,732	3,894,535
The Ensign Group, Inc.	15,558	601,317
Triple-S Management Corp. (a)	20,220	377,103
U.S. Physical Therapy, Inc.	11,240	309,437
UnitedHealth Group, Inc.	1,030,107	73,899,876
Universal American Spin Corp.	33,569	245,054
Universal Health Services, Inc. Class B	92,057	6,236,862
Vanguard Health Systems, Inc. (a)	30,455	638,032
VCA Antech, Inc. (a)	87,077	2,376,331
Wellcare Health Plans, Inc. (a)	41,317	2,630,653
WellPoint, Inc.	303,031	25,800,059
		399,290,840
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	176,070	2,560,058
athenahealth, Inc. (a)(d)	36,597	3,860,618
Authentidate Holding Corp. (a)	816	743
Cerner Corp. (a)(d)	294,394	13,559,788
CollabRx, Inc. (a)	87	325
Computer Programs & Systems, Inc.	21,937	1,205,658

	Shares	Value
Greenway Medical Technologies (a)(d)	5,301	$ 72,200
HealthStream, Inc. (a)(d)	34,016	1,127,630
HMS Holdings Corp. (a)(d)	81,690	2,041,433
MedAssets, Inc. (a)	39,701	890,096
Medidata Solutions, Inc. (a)	26,465	2,367,030
Merge Healthcare, Inc. (a)(d)	37,852	100,308
Omnicell, Inc. (a)	25,141	546,565
Quality Systems, Inc.	52,869	1,093,860
Vocera Communications, Inc. (a)(d)	5,171	83,822
		29,510,134
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	232,776
Affymetrix, Inc. (a)	55,779	310,689
Agilent Technologies, Inc.	344,953	16,088,608
Albany Molecular Research, Inc. (a)	23,897	263,106
Apricus Biosciences, Inc. (a)(d)	18,211	35,876
BG Medicine, Inc. (a)	3,134	2,852
Bio-Rad Laboratories, Inc. Class A (a)	21,919	2,498,985
Bruker BioSciences Corp. (a)	88,923	1,782,017
Cambrex Corp. (a)	26,613	362,735
Charles River Laboratories International, Inc. (a)	45,219	2,082,335
Covance, Inc. (a)(d)	54,297	4,400,229
Enzo Biochem, Inc. (a)	14,697	35,861
Fluidigm Corp. (a)(d)	18,074	369,794
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	354,255
Harvard Bioscience, Inc. (a)	12,320	60,861
Illumina, Inc. (a)(d)	126,010	9,808,618
Life Technologies Corp. (a)	170,371	12,677,306
Luminex Corp. (a)	39,871	809,381
Mettler-Toledo International, Inc. (a)(d)	30,026	6,612,626
Nanostring Technologies, Inc.	6,707	51,309
NeoGenomics, Inc. (a)(d)	21,535	46,516
Pacific Biosciences of California, Inc. (a)	41,271	172,513
PAREXEL International Corp. (a)(d)	52,568	2,440,732
PerkinElmer, Inc.	108,819	3,914,219
pSivida Corp. (a)	25,265	91,459
Quintiles Transnational Holdings, Inc.	25,574	1,106,331
Sequenom, Inc. (a)(d)	91,772	267,974
Techne Corp.	39,549	3,065,443
Thermo Fisher Scientific, Inc.	363,426	32,283,132
Waters Corp. (a)	90,863	8,981,808
		111,210,346
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,604,762	68,378,909
AcelRx Pharmaceuticals, Inc. (a)	17,182	170,274
Actavis, Inc. (a)	127,573	17,245,318
Acura Pharmaceuticals, Inc. (a)	2,885	4,212
Akorn, Inc. (a)(d)	79,308	1,425,165
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	61,237
Alimera Sciences, Inc. (a)(d)	3,741	13,355
Allergan, Inc.	301,326	26,631,192
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	185,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ANI Pharmaceuticals, Inc. (a)(d)	3,574	$ 25,375
Aratana Therapeutics, Inc.	7,153	58,440
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)	49,047	855,870
AVANIR Pharmaceuticals Class A (a)(d)	141,865	723,512
Biodel, Inc. (a)(d)	8,109	38,356
Biodelivery Sciences International, Inc. (a)(d)	15,298	80,162
Bristol-Myers Squibb Co.	1,662,312	69,301,787
Cadence Pharmaceuticals, Inc. (a)	43,831	238,879
Cempra, Inc. (a)(d)	9,089	81,801
Columbia Laboratories, Inc. (a)	5,322	42,629
Corcept Therapeutics, Inc. (a)(d)	36,105	59,934
Cornerstone Therapeutics, Inc. (a)	11,437	105,792
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	31,782
DepoMed, Inc. (a)(d)	51,564	369,714
Durect Corp. (a)	121,504	132,439
Eli Lilly & Co.	996,002	51,194,503
Endo Health Solutions, Inc. (a)	113,364	4,658,127
Endocyte, Inc. (a)(d)	47,373	680,276
Forest Laboratories, Inc. (a)	258,872	11,009,826
Hi-Tech Pharmacal Co., Inc. (d)	12,868	554,739
Horizon Pharma, Inc. (a)(d)	37,555	95,014
Hospira, Inc. (a)(d)	171,244	6,683,653
Impax Laboratories, Inc. (a)	76,645	1,562,025
Jazz Pharmaceuticals PLC (a)(d)	52,789	4,629,067
Johnson & Johnson	2,826,883	244,270,960
Lannett Co., Inc. (a)	27,670	366,904
Mallinckrodt PLC (a)(d)	57,619	2,515,069
Merck & Co., Inc.	3,047,014	144,093,292
Mylan, Inc. (a)	380,884	13,460,441
Nektar Therapeutics (a)	110,915	1,350,945
NuPathe, Inc. (a)	18,258	48,566
Ocera Therapeutics, Inc. (a)	890	7,004
Omeros Corp. (a)(d)	20,009	100,645
Optimer Pharmaceuticals, Inc. (a)	46,579	582,703
Pacira Pharmaceuticals, Inc. (a)	42,514	1,539,857
Pain Therapeutics, Inc.	34,536	90,830
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	24,531
Perrigo Co.	86,221	10,480,163
Pfizer, Inc.	6,731,317	189,890,453
Pozen, Inc. (a)(d)	23,223	120,063
Questcor Pharmaceuticals, Inc.	59,227	3,949,256
Repros Therapeutics, Inc. (a)	21,711	458,971
Sagent Pharmaceuticals, Inc. (a)	10,801	238,270
Salix Pharmaceuticals Ltd. (a)	48,250	3,229,855
Santarus, Inc. (a)	53,945	1,214,841
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	242,093
Sucampo Pharmaceuticals, Inc. Class A (a)	39,776	235,474
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	60,580

	Shares	Value
The Medicines Company (a)	62,024	$ 1,960,579
TherapeuticsMD, Inc. (a)(d)	32,749	68,118
Transcept Pharmaceuticals, Inc. (a)	2,494	6,709
Ventrus Biosciences, Inc. (a)	6,995	17,627
ViroPharma, Inc. (a)	60,392	1,820,819
VIVUS, Inc. (a)(d)	111,051	1,391,469
Warner Chilcott PLC	185,600	3,981,120
XenoPort, Inc. (a)(d)	57,569	281,512
Zoetis, Inc. Class A	509,416	14,849,476
Zogenix, Inc. (a)(d)	43,460	73,882
		910,352,224
TOTAL HEALTH CARE		2,301,974,813
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.4%
AAR Corp.	45,448	1,140,290
AeroVironment, Inc. (a)(d)	21,575	472,708
Alliant Techsystems, Inc.	36,077	3,490,811
American Science & Engineering, Inc.	13,204	744,442
API Technologies Corp. (a)(d)	22,349	61,236
Ascent Solar Technologies, Inc. (a)(d)	33,082	27,789
Astronics Corp. (a)	10,773	501,268
Astrotech Corp. (a)	8,707	6,791
BE Aerospace, Inc. (a)	108,614	7,406,389
Breeze Industrial Products Corp. (a)	1,281	11,362
CPI Aerostructures, Inc. (a)(d)	3,805	43,681
Cubic Corp.	19,386	973,371
Curtiss-Wright Corp.	45,438	1,897,491
DigitalGlobe, Inc. (a)(d)	70,420	2,126,684
Ducommun, Inc. (a)	15,643	409,064
Engility Holdings, Inc. (a)(d)	14,341	482,718
Erickson Air-Crane, Inc. (a)(d)	6,239	95,581
Esterline Technologies Corp. (a)	30,025	2,290,607
Exelis, Inc.	193,690	2,849,180
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,347,966
General Dynamics Corp.	334,769	27,869,519
HEICO Corp. (d)	20,464	1,279,000
HEICO Corp. Class A	36,331	1,681,399
Hexcel Corp. (a)	105,445	3,750,679
Honeywell International, Inc.	800,486	63,694,671
Huntington Ingalls Industries, Inc.	51,071	3,233,816
Innovative Solutions & Support, Inc. (d)	21,878	163,866
KEYW Holding Corp. (a)(d)	21,302	245,825
Kratos Defense & Security Solutions, Inc. (a)	44,930	379,209
L-3 Communications Holdings, Inc.	86,081	7,775,697
LMI Aerospace, Inc. (a)	6,877	83,143
Lockheed Martin Corp.	264,454	32,374,459
Micronet Enertec Technologies, Inc. (a)	3,018	16,539
Moog, Inc. Class A (a)(d)	46,839	2,379,421
National Presto Industries, Inc. (d)	4,216	290,820
Northrop Grumman Corp.	233,374	21,533,419
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	52,375	$ 909,230
Precision Castparts Corp.	148,100	31,284,644
Raytheon Co.	328,226	24,751,523
Rockwell Collins, Inc.	133,906	9,476,528
SIFCO Industries, Inc.	891	17,178
Sparton Corp. (a)	3,920	73,578
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	2,227,540
Sypris Solutions, Inc.	16,848	52,060
Taser International, Inc. (a)	58,908	685,689
Teledyne Technologies, Inc. (a)	37,661	2,906,299
Textron, Inc.	274,127	7,384,981
The Boeing Co.	687,551	71,450,300
TransDigm Group, Inc.	48,745	6,678,065
Triumph Group, Inc.	54,560	3,926,683
United Technologies Corp.	850,901	85,175,190
		440,130,399
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	694,838
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,677,614
C.H. Robinson Worldwide, Inc.	158,235	8,998,824
Echo Global Logistics, Inc. (a)	11,731	253,976
Expeditors International of Washington, Inc.	202,772	8,224,432
FedEx Corp.	295,718	31,748,284
Forward Air Corp.	32,196	1,185,779
Hub Group, Inc. Class A (a)	34,129	1,267,892
Pacer International, Inc. (a)(d)	35,751	219,154
Park-Ohio Holdings Corp. (a)	6,346	219,381
Radiant Logistics, Inc. (a)	14,104	26,092
United Parcel Service, Inc. Class B	717,120	61,371,130
UTI Worldwide, Inc.	92,577	1,528,446
XPO Logistics, Inc. (a)	22,324	512,559
		117,928,401
Airlines - 0.3%
Alaska Air Group, Inc.	65,686	3,719,141
Allegiant Travel Co.	24,598	2,324,757
Delta Air Lines, Inc.	838,237	16,538,416
Hawaiian Holdings, Inc. (a)(d)	71,807	502,649
JetBlue Airways Corp. (a)(d)	168,034	1,033,409
Republic Airways Holdings, Inc. (a)	81,894	914,756
SkyWest, Inc.	63,299	815,924
Southwest Airlines Co.	718,922	9,209,391
Spirit Airlines, Inc. (a)	72,448	2,258,204
U.S. Airways Group, Inc. (a)(d)	178,021	2,876,819
United Continental Holdings, Inc. (a)	355,058	10,104,951
		50,298,417
Building Products - 0.2%
A.O. Smith Corp.	73,846	3,105,224
AAON, Inc.	50,511	1,177,917

	Shares	Value
American Woodmark Corp. (a)	9,343	$ 325,790
Apogee Enterprises, Inc.	33,247	927,591
Armstrong World Industries, Inc. (a)(d)	15,342	745,008
Builders FirstSource, Inc. (a)	87,836	498,908
Fortune Brands Home & Security, Inc.	163,946	6,039,771
Gibraltar Industries, Inc. (a)	56,316	725,350
Griffon Corp.	38,833	428,328
Insteel Industries, Inc.	19,643	314,092
Lennox International, Inc.	38,428	2,638,082
Masco Corp.	353,007	6,678,892
NCI Building Systems, Inc. (a)	22,930	274,701
Nortek, Inc. (a)	12,474	835,134
Owens Corning (a)	130,235	4,875,998
Patrick Industries, Inc. (a)	10,446	282,878
PGT, Inc. (a)	39,227	399,331
Ply Gem Holdings, Inc. (d)	16,220	248,815
Quanex Building Products Corp. (d)	44,676	743,409
Simpson Manufacturing Co. Ltd.	40,648	1,271,063
Trex Co., Inc. (a)(d)	13,121	580,867
Universal Forest Products, Inc.	26,737	1,001,033
USG Corp. (a)(d)	96,486	2,251,983
		36,370,165
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	3,868	82,466
ABM Industries, Inc.	53,056	1,281,302
ACCO Brands Corp. (a)(d)	120,265	792,546
Acorn Energy, Inc. (d)	16,876	101,256
ADT Corp.	218,622	8,707,714
ARC Document Solutions, Inc. (a)	46,203	197,287
Casella Waste Systems, Inc. Class A (a)	64,851	341,765
CECO Environmental Corp. (d)	21,126	281,398
Cenveo, Inc. (a)(d)	104,135	291,578
Cintas Corp.	112,418	5,369,084
Clean Harbors, Inc. (a)(d)	49,676	2,823,087
Consolidated Graphics, Inc. (a)(d)	14,819	792,817
Copart, Inc. (a)	124,595	3,958,383
Courier Corp.	17,378	271,097
Covanta Holding Corp.	125,817	2,658,513
Deluxe Corp.	54,408	2,140,955
EnerNOC, Inc. (a)(d)	25,460	369,425
Ennis, Inc.	21,290	379,175
Fuel Tech, Inc. (a)	51,934	199,427
G&K Services, Inc. Class A	16,380	842,587
Healthcare Services Group, Inc. (d)	66,425	1,608,149
Heritage-Crystal Clean, Inc. (a)(d)	7,679	116,644
Herman Miller, Inc.	49,763	1,267,464
HNI Corp.	49,416	1,654,448
Hudson Technologies, Inc. (a)(d)	5,394	10,356
Industrial Services of America, Inc. (a)(d)	1,620	3,272
InnerWorkings, Inc. (a)(d)	28,532	293,024
Interface, Inc.	56,426	996,483
Intersections, Inc.	12,865	117,715
Iron Mountain, Inc.	183,385	4,731,333
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	103,520	$ 2,757,773
Kimball International, Inc. Class B	19,593	192,795
Knoll, Inc.	38,287	583,111
McGrath RentCorp.	17,562	580,951
Metalico, Inc. (a)(d)	55,605	71,730
Mine Safety Appliances Co.	32,465	1,562,540
Mobile Mini, Inc. (a)(d)	36,488	1,108,505
Multi-Color Corp.	7,946	248,948
NL Industries, Inc.	6,707	73,308
Performant Financial Corp.	31,038	336,142
Perma-Fix Environmental Services, Inc. (a)	34,689	16,651
Pitney Bowes, Inc. (d)	199,332	3,253,098
Quad/Graphics, Inc.	22,071	691,705
R.R. Donnelley & Sons Co. (d)	175,292	2,923,871
Republic Services, Inc.	291,385	9,472,926
Rollins, Inc.	69,664	1,724,184
Schawk, Inc. Class A	4,209	52,613
Standard Parking Corp. (a)(d)	5,698	126,781
Standard Register Co. (a)(d)	3,970	41,487
Steelcase, Inc. Class A	74,937	1,088,085
Stericycle, Inc. (a)	83,716	9,423,073
Swisher Hygiene, Inc. (Canada) (a)(d)	177,418	147,257
Team, Inc. (a)(d)	18,138	707,382
Tetra Tech, Inc. (a)	66,137	1,506,601
The Brink's Co.	40,696	1,051,178
TMS International Corp.	14,898	259,374
TRC Companies, Inc. (a)	13,255	97,027
Tyco International Ltd.	484,883	16,020,534
UniFirst Corp.	12,480	1,196,582
United Stationers, Inc.	42,632	1,694,196
US Ecology, Inc.	25,366	712,531
Viad Corp.	19,833	447,631
Virco Manufacturing Co. (a)	2,682	6,222
Waste Connections, Inc.	124,776	5,285,511
Waste Management, Inc.	465,332	18,818,026
West Corp.	20,707	452,862
		127,413,941
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	2,918,797
Aegion Corp. (a)(d)	40,317	862,784
Ameresco, Inc. Class A (a)(d)	38,199	326,983
Argan, Inc.	7,465	132,504
Chicago Bridge & Iron Co. NV	101,981	6,101,523
Comfort Systems U.S.A., Inc.	43,738	660,444
Dycom Industries, Inc. (a)	25,959	659,618
EMCOR Group, Inc.	58,224	2,188,640
Fluor Corp.	170,796	10,833,590
Foster Wheeler AG (a)	92,101	2,134,901
Furmanite Corp. (a)	40,654	364,666
Goldfield Corp. (d)	41,171	74,108

	Shares	Value
Granite Construction, Inc.	31,641	$ 896,073
Great Lakes Dredge & Dock Corp. (d)	55,973	376,698
Integrated Electrical Services, Inc. (a)	13,442	58,607
Jacobs Engineering Group, Inc. (a)	136,059	7,929,519
KBR, Inc.	139,890	4,177,115
Layne Christensen Co. (a)(d)	24,456	464,909
MasTec, Inc. (a)(d)	53,941	1,715,324
Michael Baker Corp.	6,265	253,357
MYR Group, Inc. (a)	25,270	553,918
Northwest Pipe Co. (a)	12,188	347,846
Orion Marine Group, Inc. (a)	21,656	212,662
Pike Electric Corp.	29,417	326,529
Primoris Services Corp.	27,169	610,759
Quanta Services, Inc. (a)	201,419	5,265,093
Sterling Construction Co., Inc. (a)	31,847	308,597
Tutor Perini Corp. (a)	46,969	900,865
UniTek Global Services, Inc. (a)	18,062	28,357
URS Corp.	82,388	4,079,854
		55,764,640
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	37,251
Acuity Brands, Inc.	41,302	3,531,321
Allied Motion Technologies, Inc.	4,209	36,829
Altair Nanotechnologies, Inc. (a)(d)	10,605	25,240
American Superconductor Corp. (a)(d)	126,771	300,447
AMETEK, Inc.	236,677	10,158,177
AZZ, Inc.	24,628	924,535
Babcock & Wilcox Co.	118,199	3,662,987
Brady Corp. Class A	43,963	1,450,779
Broadwind Energy, Inc. (a)	15,938	93,715
Capstone Turbine Corp. (a)(d)	814,128	903,682
Coleman Cable, Inc.	5,164	98,323
Eaton Corp. PLC	476,004	30,140,573
Ecotality, Inc. (a)	53,528	14,453
Emerson Electric Co.	720,797	43,514,515
Encore Wire Corp.	23,059	870,016
EnerSys	48,550	2,489,644
Enphase Energy, Inc. (a)(d)	22,269	140,072
Espey Manufacturing & Electronics Corp.	2,015	57,145
Franklin Electric Co., Inc.	34,786	1,249,513
FuelCell Energy, Inc. (a)(d)	246,058	305,112
Generac Holdings, Inc. (d)	68,212	2,700,513
General Cable Corp.	55,434	1,692,400
Global Power Equipment Group, Inc.	10,454	194,235
GrafTech International Ltd. (a)(d)	132,891	1,039,208
Hubbell, Inc. Class B	53,270	5,399,447
II-VI, Inc. (a)(d)	56,117	1,081,936
LSI Industries, Inc.	24,011	161,834
MagneTek, Inc. (a)	2,664	47,153
Ocean Power Technologies, Inc. (a)(d)	11,040	17,774
Plug Power, Inc. (a)(d)	38,179	20,235
Polypore International, Inc. (a)(d)	50,063	2,140,193
Powell Industries, Inc. (a)	7,721	407,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Power Solutions International, Inc. (a)(d)	3,494	$ 183,924
PowerSecure International, Inc. (a)	20,869	320,339
Preformed Line Products Co.	1,961	135,172
Real Goods Solar, Inc. Class A (a)(d)	22,046	41,446
Regal-Beloit Corp.	47,588	3,031,356
Revolution Lighting Technologies, Inc. (a)(d)	38,693	100,602
Rockwell Automation, Inc.	141,798	13,787,020
Roper Industries, Inc.	107,542	13,302,945
Sensata Technologies Holding BV (a)	125,222	4,668,276
SL Industries, Inc.	3,648	85,728
SolarCity Corp.	12,947	405,759
Thermon Group Holdings, Inc. (a)(d)	10,097	209,008
Ultralife Corp. (a)	13,410	48,812
Vicor Corp. (a)	10,982	85,769
		151,312,541
Industrial Conglomerates - 1.9%
3M Co.	639,411	72,624,301
Carlisle Companies, Inc.	60,323	4,017,512
Danaher Corp.	602,195	39,455,816
General Electric Co.	10,429,338	241,334,881
Raven Industries, Inc.	34,791	1,016,245
		358,448,755
Machinery - 2.1%
Accuride Corp. (a)(d)	79,004	413,981
Actuant Corp. Class A (d)	71,032	2,537,263
Adept Technology, Inc. (a)	2,954	12,230
AGCO Corp. (d)	95,174	5,383,041
Alamo Group, Inc.	17,898	811,853
Albany International Corp. Class A	47,080	1,519,272
Altra Holdings, Inc.	25,498	633,625
American Railcar Industries, Inc. (d)	11,797	417,260
Ampco-Pittsburgh Corp.	10,414	169,540
Astec Industries, Inc.	15,669	541,521
Barnes Group, Inc.	47,337	1,480,228
Blount International, Inc. (a)	41,980	487,388
Briggs & Stratton Corp.	42,488	811,096
Caterpillar, Inc.	659,331	54,421,181
Chart Industries, Inc. (a)(d)	28,744	3,281,990
CIRCOR International, Inc.	16,215	932,200
CLARCOR, Inc.	51,646	2,766,160
Colfax Corp. (a)	81,079	4,223,405
Columbus McKinnon Corp. (NY Shares) (a)	26,972	577,201
Commercial Vehicle Group, Inc. (a)	77,079	540,324
Crane Co.	52,315	3,003,404
Cummins, Inc.	177,411	21,857,035
Deere & Co.	391,023	32,705,164
Donaldson Co., Inc.	141,847	4,998,688
Douglas Dynamics, Inc.	29,195	410,482
Dover Corp.	168,816	14,357,801

	Shares	Value
Dynamic Materials Corp.	17,783	$ 391,937
Eastern Co.	2,354	39,147
Energy Recovery, Inc. (a)(d)	81,715	417,564
EnPro Industries, Inc. (a)(d)	22,235	1,266,950
ESCO Technologies, Inc.	28,907	886,000
ExOne Co. (d)	6,664	456,551
Federal Signal Corp. (a)	80,990	945,153
Flow International Corp. (a)	66,905	225,470
Flowserve Corp.	133,437	7,444,450
FreightCar America, Inc.	19,411	349,010
Gencor Industries, Inc. (a)	1,849	14,737
Gorman-Rupp Co.	14,200	496,574
Graco, Inc.	62,194	4,321,861
Graham Corp.	12,124	418,399
Greenbrier Companies, Inc. (a)(d)	21,771	491,371
Hardinge, Inc.	14,874	215,524
Harsco Corp.	75,085	1,766,750
Hurco Companies, Inc.	3,319	91,306
Hyster-Yale Materials Handling Class A	12,438	940,437
IDEX Corp.	74,036	4,395,517
Illinois Tool Works, Inc.	419,574	29,986,954
Ingersoll-Rand PLC	283,533	16,768,142
ITT Corp.	114,023	3,745,656
John Bean Technologies Corp.	23,559	516,178
Joy Global, Inc.	103,914	5,104,256
Kadant, Inc.	18,429	572,589
Kaydon Corp.	29,963	852,447
Kennametal, Inc.	74,100	3,150,732
L.B. Foster Co. Class A	10,636	451,179
Lincoln Electric Holdings, Inc.	88,988	5,564,420
Lindsay Corp.	10,287	782,018
Lydall, Inc. (a)	11,611	180,319
Manitex International, Inc. (a)	11,053	111,193
Manitowoc Co., Inc.	125,006	2,497,620
Meritor, Inc. (a)	87,590	652,546
Middleby Corp. (a)	18,313	3,405,119
Miller Industries, Inc.	16,197	259,476
Mueller Industries, Inc.	25,011	1,339,089
Mueller Water Products, Inc. Class A	162,577	1,227,456
Navistar International Corp. (a)(d)	79,012	2,707,741
NN, Inc.	12,121	167,391
Nordson Corp.	55,414	3,693,343
Omega Flex, Inc.	258	4,773
Oshkosh Truck Corp. (a)(d)	84,157	3,780,332
PACCAR, Inc.	357,034	19,140,593
Pall Corp.	118,435	8,188,596
Parker Hannifin Corp.	149,883	14,980,806
Pentair Ltd.	210,360	12,644,740
PMFG, Inc. (a)(d)	15,367	106,340
Proto Labs, Inc. (a)(d)	9,272	658,683
RBC Bearings, Inc. (a)	21,831	1,303,966
Rexnord Corp. (a)	31,453	603,583
Snap-On, Inc.	55,924	5,234,486
SPX Corp.	46,613	3,451,227
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Standex International Corp.	10,804	$ 576,826
Stanley Black & Decker, Inc.	165,241	14,088,448
Sun Hydraulics Corp.	22,598	692,403
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	285,159
Tennant Co.	17,192	883,153
Terex Corp. (a)(d)	106,859	3,098,911
Timken Co.	75,024	4,205,845
Titan International, Inc. (d)	48,022	779,877
Toro Co.	58,344	3,081,147
TriMas Corp. (a)	46,817	1,645,149
Trinity Industries, Inc. (d)	83,300	3,516,926
Twin Disc, Inc.	8,286	218,668
Valmont Industries, Inc.	23,843	3,217,851
Wabash National Corp. (a)	74,589	777,217
WABCO Holdings, Inc. (a)	59,750	4,659,903
Wabtec Corp.	98,578	5,768,785
Watts Water Technologies, Inc. Class A	38,674	2,003,700
Woodward, Inc.	58,262	2,246,583
Xerium Technologies, Inc. (a)	6,895	74,466
Xylem, Inc.	189,589	4,698,015
		395,221,062
Marine - 0.0%
Baltic Trading Ltd.	21,117	93,759
Eagle Bulk Shipping, Inc. (a)(d)	34,302	122,458
Genco Shipping & Trading Ltd. (a)(d)	76,288	215,895
International Shipholding Corp.	10,420	248,517
Kirby Corp. (a)	54,389	4,374,507
Matson, Inc.	37,893	1,009,091
		6,064,227
Professional Services - 0.4%
Acacia Research Corp.	48,838	1,072,971
Advisory Board Co. (a)(d)	38,842	2,127,376
Barrett Business Services, Inc.	6,681	429,388
CBIZ, Inc. (a)(d)	37,390	256,122
CDI Corp.	9,649	130,840
Corporate Executive Board Co.	29,612	1,920,042
CRA International, Inc. (a)(d)	15,589	279,043
CTPartners Executive Search, Inc. (a)	859	4,407
Dolan Co. (a)	39,198	88,196
Dun & Bradstreet Corp.	40,399	4,018,893
Equifax, Inc.	129,523	7,653,514
Exponent, Inc.	15,525	1,011,143
Franklin Covey Co. (a)	5,338	83,860
FTI Consulting, Inc. (a)(d)	68,234	2,281,745
GP Strategies Corp. (a)	13,487	340,412
Heidrick & Struggles International, Inc.	22,259	334,998
Hill International, Inc. (a)	13,945	40,998
Hudson Global, Inc. (a)	13,947	38,215
Huron Consulting Group, Inc. (a)	20,793	989,747

	Shares	Value
ICF International, Inc. (a)	17,107	$ 562,649
IHS, Inc. Class A (a)	51,981	5,569,764
Insperity, Inc.	20,805	663,680
Kelly Services, Inc. Class A (non-vtg.)	19,294	351,151
Kforce, Inc.	25,995	422,939
Korn/Ferry International (a)	44,867	794,595
Manpower, Inc.	75,166	4,874,515
Mastech Holdings, Inc.	299	3,349
MISTRAS Group, Inc. (a)	12,788	233,125
Navigant Consulting, Inc. (a)	41,733	569,655
Nielsen Holdings B.V.	222,388	7,672,386
Odyssey Marine Exploration, Inc. (a)(d)	46,227	133,596
On Assignment, Inc. (a)	37,950	1,144,952
Pendrell Corp. (a)	150,288	288,553
RCM Technologies, Inc.	9,908	56,178
Resources Connection, Inc.	43,312	530,139
Robert Half International, Inc.	137,044	4,833,542
RPX Corp. (a)	24,325	381,659
Spherix, Inc. (a)	11	128
Towers Watson & Co.	58,151	4,782,920
TrueBlue, Inc. (a)	38,883	945,635
Verisk Analytics, Inc. (a)	144,478	8,983,642
VSE Corp.	1,834	82,603
WageWorks, Inc. (a)	28,801	1,202,154
		68,185,419
Road & Rail - 1.0%
AMERCO	7,919	1,295,548
Arkansas Best Corp. (d)	25,682	638,968
Avis Budget Group, Inc. (a)	100,640	2,694,133
Celadon Group, Inc.	62,978	1,142,421
Con-way, Inc.	51,304	2,134,246
Covenant Transport Group, Inc. Class A (a)	9,633	51,537
CSX Corp.	1,030,994	25,372,762
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	5,297,397
Heartland Express, Inc. (d)	52,772	734,586
Hertz Global Holdings, Inc. (a)	394,614	9,482,574
J.B. Hunt Transport Services, Inc.	90,399	6,508,728
Kansas City Southern	107,177	11,298,599
Knight Transportation, Inc.	54,848	892,925
Landstar System, Inc.	49,655	2,713,646
Marten Transport Ltd.	31,198	551,893
Norfolk Southern Corp.	315,197	22,744,616
Old Dominion Freight Lines, Inc. (a)	69,360	3,011,611
Patriot Transportation Holding, Inc. (a)(d)	1,312	40,698
Providence & Worcester Railroad Co.	4,631	85,674
Quality Distribution, Inc. (a)	25,189	230,983
Roadrunner Transportation Systems, Inc. (a)	23,847	646,731
Ryder System, Inc.	50,983	2,835,165
Saia, Inc. (a)	26,740	802,467
Swift Transporation Co. (a)(d)	78,518	1,410,183
U.S.A. Truck, Inc. (a)	1,841	10,015
Union Pacific Corp.	470,808	72,287,860
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc.	6,117	$ 154,148
Werner Enterprises, Inc. (d)	41,229	949,916
YRC Worldwide, Inc. (a)(d)	9,461	161,026
		176,181,056
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	477,838
AeroCentury Corp. (a)(d)	688	13,891
Air Lease Corp. Class A	73,667	1,900,609
Aircastle Ltd.	65,692	1,070,780
Applied Industrial Technologies, Inc.	42,674	2,032,136
Beacon Roofing Supply, Inc. (a)	44,417	1,613,670
BlueLinx Corp. (a)(d)	23,385	38,351
CAI International, Inc. (a)	15,310	335,595
DXP Enterprises, Inc. (a)	10,800	734,184
Edgen Group, Inc. Class A (a)	25,668	189,173
Essex Rental Corp. (a)	16,688	67,753
Fastenal Co.	280,761	12,350,676
GATX Corp.	53,842	2,436,889
H&E Equipment Services, Inc. (d)	32,737	788,307
HD Supply Holdings, Inc. (a)	66,187	1,505,092
Houston Wire & Cable Co.	15,647	195,900
Kaman Corp. (d)	26,535	934,032
Lawson Products, Inc. (a)	4,764	53,357
MRC Global, Inc. (a)	98,176	2,577,120
MSC Industrial Direct Co., Inc. Class A	45,117	3,428,892
Rush Enterprises, Inc. Class A (a)(d)	31,753	794,778
TAL International Group, Inc.	30,588	1,309,166
Textainer Group Holdings Ltd. (d)	14,461	504,110
Titan Machinery, Inc. (a)(d)	17,235	302,647
United Rentals, Inc. (a)(d)	99,613	5,455,804
W.W. Grainger, Inc.	59,708	14,768,774
Watsco, Inc.	30,156	2,708,009
WESCO International, Inc. (a)(d)	40,702	3,002,587
Willis Lease Finance Corp. (a)	2,006	28,164
		61,618,284
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	757,433
TOTAL INDUSTRIALS		2,045,694,740
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	58,980	1,422,598
Alliance Fiber Optic Products, Inc. (d)	9,573	354,488
Ambient Corp. (a)(d)	1,932	4,154
Anaren, Inc. (a)	42,259	1,038,726
Arris Group, Inc. (a)	139,734	2,189,632
Aruba Networks, Inc. (a)(d)	102,880	1,710,894
Aviat Networks, Inc. (a)	66,605	169,177

	Shares	Value
Bel Fuse, Inc. Class B (non-vtg.)	7,032	$ 126,576
Black Box Corp.	16,753	445,127
Blonder Tongue Laboratories, Inc. (a)	3,352	2,849
Brocade Communications Systems, Inc. (a)	459,452	3,399,945
CalAmp Corp. (a)(d)	30,277	496,240
Calix Networks, Inc. (a)	25,252	324,488
Ciena Corp. (a)(d)	93,662	1,865,747
Cisco Systems, Inc.	5,392,686	125,703,511
Clearfield, Inc. (a)	10,596	133,510
Communications Systems, Inc.	4,311	52,077
Comtech Telecommunications Corp.	22,438	537,839
Digi International, Inc. (a)	21,456	199,326
EchoStar Holding Corp. Class A (a)	37,522	1,510,636
EMCORE Corp. (a)(d)	29,659	115,374
Emulex Corp. (a)	91,750	660,600
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	375,081
F5 Networks, Inc. (a)	81,739	6,815,398
Finisar Corp. (a)(d)	89,294	1,827,848
Globecomm Systems, Inc. (a)	11,676	162,296
Harmonic, Inc. (a)	107,478	759,869
Harris Corp.	108,567	6,148,149
Infinera Corp. (a)(d)	140,398	1,301,489
InterDigital, Inc.	37,438	1,330,547
Ixia (a)(d)	51,889	753,428
JDS Uniphase Corp. (a)	221,471	2,841,473
Juniper Networks, Inc. (a)	505,263	9,549,471
KVH Industries, Inc. (a)	23,641	301,659
Lantronix, Inc. (a)	71	104
Meru Networks, Inc. (a)(d)	20,865	71,984
Motorola Solutions, Inc. (d)	271,436	15,203,130
NETGEAR, Inc. (a)(d)	37,791	1,093,672
NumereX Corp. Class A (a)	2,670	27,474
Oclaro, Inc. (a)(d)	126,427	135,277
Oplink Communications, Inc. (a)	15,273	283,925
Optical Cable Corp.	564	2,448
Palo Alto Networks, Inc. (a)(d)	31,394	1,507,540
Parkervision, Inc. (a)(d)	100,275	331,910
PC-Tel, Inc.	2,259	18,343
Performance Technologies, Inc. (a)	2,977	8,187
Plantronics, Inc.	39,954	1,726,013
Polycom, Inc. (a)	189,613	1,882,857
Procera Networks, Inc. (a)(d)	21,122	273,530
QUALCOMM, Inc.	1,745,321	115,679,876
Relm Wireless Corp. (a)	9,436	24,534
Riverbed Technology, Inc. (a)(d)	155,433	2,399,886
Ruckus Wireless, Inc. (d)	11,332	154,002
ShoreTel, Inc. (a)	56,073	275,318
Sonus Networks, Inc. (a)(d)	287,303	991,195
Symmetricom, Inc. (a)	21,713	105,525
Tellabs, Inc.	301,356	669,010
Tessco Technologies, Inc.	4,838	152,687
Ubiquiti Networks, Inc.	12,854	450,661
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)(d)	40,642	$ 2,590,115
Westell Technologies, Inc. Class A (a)	20,974	62,293
Zhone Technologies, Inc. (a)	5,862	15,065
Zoom Technologies, Inc. (a)(d)	31,336	8,586
		320,775,369
Computers & Peripherals - 3.6%
3D Systems Corp. (a)(d)	91,262	4,690,867
Apple, Inc.	947,370	461,416,506
Astro-Med, Inc.	4,606	53,936
Avid Technology, Inc. (a)	34,710	187,087
Concurrent Computer Corp.	6,675	51,131
Cray, Inc. (a)(d)	32,010	782,965
Crossroads Systems, Inc. (a)	9,071	14,786
Datalink Corp. (a)	21,583	282,953
Dataram Corp. (a)	556	1,596
Dell, Inc.	1,490,522	20,524,488
Diebold, Inc.	62,014	1,753,756
Dot Hill Systems Corp. (a)	109,713	246,854
Electronics for Imaging, Inc. (a)	55,580	1,627,382
EMC Corp.	2,115,206	54,530,011
Fusion-io, Inc. (a)(d)	66,698	713,002
Hauppauge Digital, Inc. (a)	430	228
Hewlett-Packard Co.	1,941,970	43,383,610
Hutchinson Technology, Inc. (a)(d)	41,790	142,922
iGO, Inc. (a)	5,684	18,814
Imation Corp. (a)	19,750	82,358
Immersion Corp. (a)	59,681	761,530
Intermec, Inc. (a)(d)	39,623	391,079
Interphase Corp. (a)	10,718	53,590
Intevac, Inc. (a)	17,689	105,957
Lexmark International, Inc. Class A	60,869	2,079,285
NCR Corp. (a)	165,898	5,902,651
NetApp, Inc. (d)	358,851	14,906,671
Novatel Wireless, Inc. (a)	27,517	79,799
OCZ Technology Group, Inc. (a)(d)	98,258	137,561
Overland Storage, Inc. (a)	5,087	6,257
QLogic Corp. (a)	79,628	843,261
Quantum Corp. (a)(d)	267,446	385,122
Rimage Corp.	6,017	61,795
SanDisk Corp.	246,715	13,613,734
Scan-Optics, Inc. (a)	300	0
Seagate Technology	328,410	12,584,671
Silicon Graphics International Corp. (a)(d)	32,579	480,214
STEC, Inc. (a)	29,627	201,760
Super Micro Computer, Inc. (a)(d)	26,807	344,202
Synaptics, Inc. (a)(d)	36,621	1,415,768
Transact Technologies, Inc.	3,411	30,290
U.S.A. Technologies, Inc. (a)(d)	38,549	71,316
Video Display Corp. (a)	2,957	10,320

	Shares	Value
Western Digital Corp.	217,369	$ 13,476,878
Xplore Technologies Corp. (a)	2,067	8,289
		658,457,252
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,773
Aeroflex Holding Corp. (a)	11,165	78,378
Agilysys, Inc. (a)	38,149	430,702
Amphenol Corp. Class A	167,621	12,700,643
Anixter International, Inc. (a)	21,905	1,830,382
Arrow Electronics, Inc. (a)	128,186	5,950,394
Audience, Inc. (a)	9,607	100,489
Avnet, Inc.	154,170	5,944,795
AVX Corp.	71,883	925,134
Badger Meter, Inc.	35,716	1,610,077
Belden, Inc.	39,680	2,250,650
Benchmark Electronics, Inc. (a)	50,023	1,099,005
CDW Corp. (a)	29,292	642,374
Checkpoint Systems, Inc. (a)	41,082	602,673
ClearSign Combustion Corp. (a)(d)	7,019	56,924
Cognex Corp.	54,520	3,106,550
Coherent, Inc.	23,544	1,321,525
Control4 Corp.	4,856	98,480
Corning, Inc.	1,495,096	20,991,148
CTS Corp.	23,806	331,380
Daktronics, Inc.	32,196	344,175
Dolby Laboratories, Inc. Class A (d)	54,035	1,698,320
DTS, Inc. (a)(d)	19,732	395,824
Echelon Corp. (a)	32,190	67,599
Electro Rent Corp.	12,184	207,128
Electro Scientific Industries, Inc.	21,640	237,824
eMagin Corp. (d)	5,084	14,947
Fabrinet (a)	24,522	342,327
FARO Technologies, Inc. (a)	18,648	692,400
FEI Co.	46,062	3,605,733
FLIR Systems, Inc.	144,524	4,520,711
Frequency Electronics, Inc.	430	4,562
Giga-Tronics, Inc. (a)	2,579	3,404
GSI Group, Inc. (a)	5,175	43,625
I. D. Systems Inc. (a)	6,071	38,065
Identive Group, Inc. (a)	106,182	83,884
IEC Electronics Corp. (a)	86	319
Ingram Micro, Inc. Class A (a)	145,788	3,221,915
Insight Enterprises, Inc. (a)	39,665	757,998
Intelli-Check, Inc. (a)	4,366	2,576
InvenSense, Inc. (a)(d)	32,934	588,531
IPG Photonics Corp. (d)	26,878	1,444,961
Iteris, Inc. (a)	1,032	1,868
Itron, Inc. (a)(d)	38,500	1,442,210
Jabil Circuit, Inc.	179,742	4,101,712
KEMET Corp. (a)(d)	34,374	140,933
KEY Tronic Corp. (a)	6,483	64,247
LightPath Technologies, Inc. Class A (a)	376	538
Littelfuse, Inc.	21,280	1,569,826
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LoJack Corp. (a)	24,621	$ 78,295
LRAD Corp. (a)	56,581	86,003
Maxwell Technologies, Inc. (a)	38,769	342,718
Measurement Specialties, Inc. (a)	15,282	723,450
Mercury Systems, Inc. (a)(d)	23,393	204,221
Mesa Laboratories, Inc.	2,184	142,091
Methode Electronics, Inc. Class A	27,713	662,064
MicroVision, Inc. (a)	33,140	70,920
MOCON, Inc.	2,209	31,611
Molex, Inc.	135,947	3,945,182
MTS Systems Corp.	16,730	1,006,644
Multi-Fineline Electronix, Inc. (a)	10,240	154,214
National Instruments Corp.	93,144	2,584,746
Navarre Corp. (a)(d)	5,954	20,363
Neonode, Inc. (a)(d)	33,197	220,760
NetList, Inc. (a)(d)	104,599	82,633
Newport Corp. (a)	32,467	498,044
OSI Systems, Inc. (a)	17,430	1,267,161
Parametric Sound Corp. (a)(d)	6,672	106,218
Park Electrochemical Corp.	16,314	434,605
PC Connection, Inc.	12,636	187,645
PC Mall, Inc. (a)	4,077	39,914
Planar Systems, Inc. (a)	2,277	4,212
Plexus Corp. (a)	33,577	1,099,311
Pulse Electronics Corp. (a)(d)	5,013	20,102
RadiSys Corp. (a)	9,220	31,256
RealD, Inc. (a)(d)	37,860	310,073
Research Frontiers, Inc. (a)(d)	16,855	72,308
RF Industries Ltd.	5,778	36,170
Richardson Electronics Ltd.	23,707	260,777
Rofin-Sinar Technologies, Inc. (a)	22,270	500,852
Rogers Corp. (a)	16,870	935,779
Sanmina Corp. (a)	78,959	1,284,663
ScanSource, Inc. (a)	24,927	772,238
SYNNEX Corp. (a)	25,189	1,196,729
TE Connectivity Ltd.	423,651	20,758,899
Tech Data Corp. (a)	39,838	1,958,436
Trimble Navigation Ltd. (a)(d)	254,485	6,425,746
TTM Technologies, Inc. (a)(d)	53,211	507,633
Uni-Pixel, Inc. (a)(d)	12,876	249,923
Universal Display Corp. (a)(d)	40,025	1,385,265
Viasystems Group, Inc. (a)	4,710	66,505
Vishay Intertechnology, Inc. (a)(d)	124,817	1,529,008
Vishay Precision Group, Inc. (a)(d)	9,596	135,591
Wayside Technology Group, Inc.	1,232	15,696
Wireless Telecom Group, Inc. (a)	11,200	19,600
Zygo Corp. (a)(d)	11,158	154,092
		138,333,004
Internet Software & Services - 2.3%
Active Network, Inc. (a)	41,749	409,140
Akamai Technologies, Inc. (a)(d)	182,607	8,396,270

	Shares	Value
Angie's List, Inc. (a)(d)	39,732	$ 832,783
AOL, Inc. (d)	74,516	2,453,812
Autobytel, Inc. (a)	1,148	6,762
Bankrate, Inc. (a)(d)	42,017	722,692
Bazaarvoice, Inc. (a)(d)	31,078	332,535
Blucora, Inc. (a)(d)	40,993	820,680
Brightcove, Inc. (a)(d)	10,845	101,401
BroadVision, Inc. (a)	490	4,988
Carbonite, Inc. (a)	9,443	145,422
ChannelAdvisor Corp. (a)	9,463	289,757
comScore, Inc. (a)	35,536	1,012,421
Constant Contact, Inc. (a)(d)	30,835	589,874
Cornerstone OnDemand, Inc. (a)(d)	34,626	1,783,585
CoStar Group, Inc. (a)	26,741	3,971,306
Crexendo, Inc. (a)	6,585	21,072
Daegis, Inc. (a)	3,645	3,791
DealerTrack Holdings, Inc. (a)(d)	45,834	1,814,568
Demand Media, Inc. (a)	42,676	276,540
Demandware, Inc. (a)(d)	6,200	260,896
Dice Holdings, Inc. (a)(d)	50,678	422,148
Digital River, Inc. (a)	26,434	456,780
E2open, Inc. (a)	3,072	62,147
EarthLink, Inc.	80,611	396,606
eBay, Inc. (a)	1,182,690	59,122,673
eGain Communications Corp. (a)	8,558	115,533
Equinix, Inc. (a)(d)	50,967	8,855,007
Facebook, Inc. Class A (a)	557,784	23,025,324
Global Eagle Entertainment, Inc. (a)	31,480	277,968
GlowPoint, Inc. (a)	18,770	28,343
Gogo, Inc. (d)	13,710	154,923
Google, Inc. Class A (a)	270,934	229,454,005
IAC/InterActiveCorp	80,150	3,934,564
Internap Network Services Corp. (a)(d)	49,823	363,210
IntraLinks Holdings, Inc. (a)	36,458	285,102
Inuvo, Inc. (a)	9,640	11,182
iPass, Inc. (a)	33,662	60,592
j2 Global, Inc.	55,909	2,752,959
Limelight Networks, Inc. (a)	33,081	66,824
LinkedIn Corp. (a)	70,331	16,882,253
Liquidity Services, Inc. (a)(d)	21,953	650,687
LivePerson, Inc. (a)(d)	55,381	516,151
Local Corp. (a)(d)	28,399	44,018
LogMeIn, Inc. (a)	22,955	683,829
Marchex, Inc. Class B	28,685	196,492
Marin Software, Inc. (d)	7,083	93,496
Marketo, Inc. (d)	4,513	158,316
Mediabistro, Inc. (a)	147	237
MeetMe, Inc. (a)(d)	18,724	32,205
Millennial Media, Inc. (a)(d)	10,513	68,860
Monster Worldwide, Inc. (a)(d)	97,552	438,984
Move, Inc. (a)	35,516	514,982
NIC, Inc. (d)	78,994	1,758,406
OpenTable, Inc. (a)(d)	23,366	1,741,702
Pandora Media, Inc. (a)(d)	91,771	1,690,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perficient, Inc. (a)	26,574	$ 428,639
QuinStreet, Inc. (a)	17,620	153,470
Rackspace Hosting, Inc. (a)(d)	107,654	4,825,052
RealNetworks, Inc. (a)	28,670	219,326
Responsys, Inc. (a)	28,466	408,487
SciQuest, Inc. (a)(d)	12,793	266,094
Selectica, Inc. (a)	552	3,080
Shutterstock, Inc. (d)	4,521	224,422
Spark Networks, Inc. (a)(d)	16,620	115,675
SPS Commerce, Inc. (a)(d)	11,840	738,106
Stamps.com, Inc. (a)	12,471	522,285
Support.com, Inc. (a)	117,655	604,747
Synacor, Inc. (a)(d)	20,037	52,497
TechTarget, Inc. (a)	1,217	5,428
TheStreet.com, Inc. (a)	3,696	8,131
Travelzoo, Inc. (a)	5,383	145,395
Tremor Video, Inc.	9,207	73,288
Trulia, Inc. (d)	22,211	922,201
United Online, Inc.	71,982	565,059
Unwired Planet, Inc. (d)	93,293	172,592
Unwired Planet, Inc. rights (a)	93,293	1,444
ValueClick, Inc. (a)(d)	68,992	1,459,871
VeriSign, Inc. (a)(d)	144,977	6,957,446
Vocus, Inc. (a)	23,379	216,022
Web.com Group, Inc. (a)(d)	25,389	716,478
WebMD Health Corp. (a)(d)	49,101	1,542,753
XO Group, Inc. (a)	29,832	356,791
Xoom Corp. (d)	3,859	103,769
Yahoo!, Inc. (a)	952,940	25,843,733
Yelp, Inc. (a)	17,197	893,900
YuMe, Inc.	6,211	52,669
Zillow, Inc. (a)	16,135	1,556,221
Zix Corp. (a)	43,773	188,662
		429,910,958
IT Services - 3.3%
Accenture PLC Class A	654,781	47,307,927
Acxiom Corp. (a)	66,136	1,645,464
Alliance Data Systems Corp. (a)(d)	50,917	9,964,457
Amdocs Ltd.	195,710	7,213,871
Analysts International Corp. (a)	1,000	6,390
Automatic Data Processing, Inc.	492,306	35,032,495
Blackhawk Network Holdings, Inc. (d)	10,875	266,546
Booz Allen Hamilton Holding Corp. Class A	39,467	798,417
Broadridge Financial Solutions, Inc.	114,785	3,416,002
CACI International, Inc. Class A (a)(d)	20,462	1,379,139
Cardtronics, Inc. (a)	44,777	1,553,314
Cass Information Systems, Inc.	3,955	207,558
Ciber, Inc. (a)	53,912	196,240
Cognizant Technology Solutions Corp. Class A (a)	305,329	22,380,616

	Shares	Value
Computer Sciences Corp.	150,288	$ 7,536,943
Computer Task Group, Inc.	11,646	208,230
Convergys Corp. (d)	123,097	2,170,200
CoreLogic, Inc. (a)	94,705	2,433,919
CSG Systems International, Inc.	47,456	1,117,114
CSP, Inc.	3,696	26,316
DST Systems, Inc.	31,684	2,261,287
Dynamics Research Corp. (a)	2,443	17,296
Edgewater Technology, Inc. (a)	2,875	15,784
EPAM Systems, Inc. (a)(d)	11,994	383,568
Euronet Worldwide, Inc. (a)(d)	47,939	1,646,705
EVERTEC, Inc.	24,164	576,795
ExlService Holdings, Inc. (a)	20,701	561,204
Fidelity National Information Services, Inc.	313,066	13,918,914
Fiserv, Inc. (a)	131,133	12,624,174
FleetCor Technologies, Inc. (a)	64,742	6,675,548
Forrester Research, Inc.	14,844	489,555
Gartner, Inc. Class A (a)(d)	93,477	5,418,862
Genpact Ltd.	139,916	2,693,383
Global Cash Access Holdings, Inc. (a)	58,402	449,695
Global Payments, Inc.	75,409	3,593,239
Hackett Group, Inc.	12,619	80,888
Heartland Payment Systems, Inc. (d)	30,852	1,139,981
Higher One Holdings, Inc. (a)	26,817	198,982
IBM Corp.	1,051,123	191,588,189
iGate Corp. (a)(d)	25,471	594,748
Information Services Group, Inc. (a)	18,000	61,740
Innodata, Inc. (a)	14,010	38,247
Jack Henry & Associates, Inc.	88,149	4,398,635
Lender Processing Services, Inc.	87,526	2,792,079
Lionbridge Technologies, Inc. (a)	34,685	121,744
ManTech International Corp. Class A	23,021	654,947
MasterCard, Inc. Class A	104,704	63,459,000
Mattersight Corp. (a)(d)	4,307	16,151
Maximus, Inc.	65,280	2,448,653
ModusLink Global Solutions, Inc. (a)	31,030	87,194
MoneyGram International, Inc. (a)	66,937	1,356,144
NCI, Inc. Class A (a)	12,261	66,087
NeuStar, Inc. Class A (a)(d)	66,766	3,374,354
Paychex, Inc. (d)	332,081	12,844,893
PFSweb, Inc. (a)	1,815	9,257
PRG-Schultz International, Inc. (a)	5,640	34,235
SAIC, Inc. (d)	273,792	4,126,045
Sapient Corp. (a)	136,229	2,036,624
ServiceSource International, Inc. (a)	52,332	633,741
StarTek, Inc. (a)	2,150	13,352
Sykes Enterprises, Inc. (a)	30,728	523,298
Syntel, Inc.	16,557	1,189,952
Teletech Holdings, Inc. (a)	19,293	472,100
Teradata Corp. (a)	164,479	9,631,890
The Management Network Group, Inc. (a)	206	554
The Western Union Co.	556,142	9,749,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	171,609	$ 4,748,421
Unisys Corp. (a)(d)	40,780	1,026,025
Vantiv, Inc. (a)	117,168	3,094,407
VeriFone Systems, Inc. (a)(d)	114,397	2,267,349
Virtusa Corp. (a)	19,898	523,715
Visa, Inc. Class A	510,526	89,045,945
WEX, Inc. (a)	45,780	3,663,773
		614,299,675
Office Electronics - 0.1%
Xerox Corp.	1,207,010	12,045,960
Zebra Technologies Corp. Class A (a)	46,287	2,110,687
		14,156,647
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	37,951	691,847
Advanced Micro Devices, Inc. (a)(d)	585,044	1,913,094
AEHR Test Systems (a)	3,126	4,877
Aetrium, Inc. (a)	2,064	681
Altera Corp.	312,944	11,006,240
Amkor Technology, Inc. (a)(d)	114,967	461,018
Amtech Systems, Inc. (a)	12,381	76,267
ANADIGICS, Inc. (a)	109,969	202,343
Analog Devices, Inc.	303,239	14,033,901
Applied Materials, Inc.	1,219,565	18,305,671
Applied Micro Circuits Corp. (a)	98,689	1,061,894
Atmel Corp. (a)	430,659	3,126,584
ATMI, Inc. (a)	28,610	702,376
Avago Technologies Ltd.	213,872	8,236,211
Axcelis Technologies, Inc. (a)	123,333	244,199
AXT, Inc. (a)	31,515	73,115
Broadcom Corp. Class A	531,896	13,435,693
Brooks Automation, Inc.	71,516	629,341
BTU International, Inc. (a)	4,067	12,323
Cabot Microelectronics Corp. (a)(d)	30,653	1,107,186
Cavium, Inc. (a)(d)	47,074	1,787,400
Ceva, Inc. (a)	14,448	261,942
Cirrus Logic, Inc. (a)(d)	62,020	1,395,450
Cohu, Inc.	20,738	205,928
Cree, Inc. (a)(d)	115,472	6,407,541
CVD Equipment Corp. (a)(d)	24,298	272,624
Cypress Semiconductor Corp. (d)	200,786	2,272,898
Diodes, Inc. (a)	35,635	887,312
DSP Group, Inc. (a)	34,788	220,904
Entegris, Inc. (a)	143,226	1,346,324
Entropic Communications, Inc. (a)(d)	130,146	544,010
Exar Corp. (a)	38,924	475,651
Fairchild Semiconductor International, Inc. (a)	143,511	1,752,269
First Solar, Inc. (a)	65,415	2,402,039
FormFactor, Inc. (a)	44,109	267,742
Freescale Semiconductor Holdings I Ltd. (a)(d)	51,501	737,494

	Shares	Value
GigOptix, Inc. (a)	17,428	$ 18,299
GSI Technology, Inc. (a)	7,703	50,994
GT Advanced Technologies, Inc. (a)(d)	153,295	990,286
Hittite Microwave Corp. (a)(d)	24,952	1,526,064
Ikanos Communications, Inc. (a)	35,040	43,099
Inphi Corp. (a)(d)	23,714	301,642
Integrated Device Technology, Inc. (a)	149,111	1,298,757
Integrated Silicon Solution, Inc. (a)	27,085	281,955
Intel Corp.	5,022,061	110,384,901
Intermolecular, Inc. (a)(d)	6,975	41,780
International Rectifier Corp. (a)(d)	61,935	1,479,008
Intersil Corp. Class A	109,308	1,133,524
Intest Corp.	2,175	8,635
IXYS Corp.	38,644	358,230
KLA-Tencor Corp.	160,717	8,863,543
Kopin Corp. (a)	49,853	164,515
Kulicke & Soffa Industries, Inc. (a)	82,587	913,412
Lam Research Corp. (a)	168,446	7,861,375
Lattice Semiconductor Corp. (a)	136,230	648,455
Linear Technology Corp.	269,546	10,331,698
LSI Corp.	527,450	3,908,405
LTX-Credence Corp. (a)	48,731	197,848
M/A-COM Technology Solutions, Inc. (a)	10,000	163,600
Marvell Technology Group Ltd.	465,712	5,639,772
Mattson Technology, Inc. (a)	72,551	155,985
Maxim Integrated Products, Inc.	303,732	8,457,418
MaxLinear, Inc. Class A (a)	15,441	130,013
Micrel, Inc.	33,398	307,262
Microchip Technology, Inc. (d)	186,257	7,228,634
Micron Technology, Inc. (a)	1,032,834	14,015,557
Microsemi Corp. (a)	100,802	2,594,643
Mindspeed Technologies, Inc. (a)(d)	32,350	100,609
MKS Instruments, Inc.	47,592	1,192,180
Monolithic Power Systems, Inc. (d)	35,284	1,080,396
MoSys, Inc. (a)(d)	19,247	70,059
Nanometrics, Inc. (a)	28,664	409,609
NeoPhotonics Corp. (a)	16,785	107,424
NVE Corp. (a)	6,043	298,041
NVIDIA Corp.	580,786	8,566,594
Omnivision Technologies, Inc. (a)(d)	50,229	776,038
ON Semiconductor Corp. (a)	422,641	3,059,921
PDF Solutions, Inc. (a)	22,154	439,757
Peregrine Semiconductor Corp. (d)	5,341	58,804
Pericom Semiconductor Corp. (a)	17,514	123,123
Photronics, Inc. (a)(d)	74,723	543,983
Pixelworks, Inc. (a)	22,798	83,897
PLX Technology, Inc. (a)	44,805	244,187
PMC-Sierra, Inc. (a)	199,312	1,241,714
Power Integrations, Inc.	28,590	1,490,111
QuickLogic Corp. (a)(d)	38,003	90,067
Rambus, Inc. (a)	118,235	964,798
RF Micro Devices, Inc. (a)	315,164	1,563,213
Rubicon Technology, Inc. (a)(d)	25,049	305,848
Rudolph Technologies, Inc. (a)(d)	29,614	306,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	60,032	$ 1,784,151
Sigma Designs, Inc. (a)(d)	22,818	107,929
Silicon Image, Inc. (a)	84,424	457,578
Silicon Laboratories, Inc. (a)(d)	36,210	1,400,965
Skyworks Solutions, Inc. (a)(d)	195,201	4,950,297
Spansion, Inc. Class A (a)	45,268	469,429
STR Holdings, Inc. (a)	37,233	61,807
SunEdison, Inc. (a)(d)	239,931	1,765,892
SunPower Corp. (a)(d)	33,035	709,922
Supertex, Inc.	19,548	450,777
Teradyne, Inc. (a)(d)	178,524	2,740,343
Tessera Technologies, Inc.	44,982	824,970
Texas Instruments, Inc.	1,104,456	42,190,219
TriQuint Semiconductor, Inc. (a)(d)	151,114	1,139,400
Ultra Clean Holdings, Inc. (a)	18,783	124,907
Ultratech, Inc. (a)(d)	31,408	888,218
Veeco Instruments, Inc. (a)(d)	36,173	1,270,396
Vitesse Semiconductor Corp. (a)	9,484	25,512
Volterra Semiconductor Corp. (a)	28,138	644,923
Xilinx, Inc.	264,624	11,489,974
		382,676,185
Software - 3.5%
Accelrys, Inc. (a)	51,411	464,755
ACI Worldwide, Inc. (a)(d)	37,489	1,824,590
Activision Blizzard, Inc.	437,961	7,147,524
Actuate Corp. (a)	42,170	293,082
Adobe Systems, Inc. (a)	516,321	23,621,686
Advent Software, Inc. (d)	32,795	885,137
American Software, Inc. Class A	10,878	87,242
ANSYS, Inc. (a)	97,707	8,205,434
Aspen Technology, Inc. (a)	97,387	3,255,647
Autodesk, Inc. (a)	220,866	8,116,826
Blackbaud, Inc.	47,578	1,713,760
BMC Software, Inc. (a)	135,415	6,229,090
Bottomline Technologies, Inc. (a)(d)	34,478	938,491
BroadSoft, Inc. (a)(d)	26,590	855,932
BSQUARE Corp. (a)	11,182	31,310
CA Technologies, Inc.	349,083	10,210,678
Cadence Design Systems, Inc. (a)(d)	280,788	3,782,214
Callidus Software, Inc. (a)	32,625	250,886
Citrix Systems, Inc. (a)	188,094	13,311,412
CommVault Systems, Inc. (a)	41,558	3,483,807
Compuware Corp.	202,971	2,165,701
Comverse, Inc.	23,221	702,435
Concur Technologies, Inc. (a)(d)	46,147	4,509,485
Cyan, Inc. (d)	8,834	82,156
Datawatch Corp. (a)	1,950	46,605
Digimarc Corp.	3,041	57,809
Document Security Systems, Inc. (a)(d)	19,824	27,952
Ebix, Inc. (d)	31,393	356,938
Electronic Arts, Inc. (a)	297,979	7,938,161

	Shares	Value
Ellie Mae, Inc. (a)(d)	15,823	$ 459,500
Envivio, Inc. (a)	6,801	16,866
EPIQ Systems, Inc.	38,746	474,639
ePlus, Inc.	2,450	127,278
Evolving Systems, Inc.	4,973	41,773
FactSet Research Systems, Inc. (d)	39,660	4,059,201
Fair Isaac Corp.	37,437	1,874,845
FalconStor Software, Inc. (a)	37,427	37,427
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	2,901,056
Gigamon, Inc. (a)(d)	13,202	446,228
Glu Mobile, Inc. (a)(d)	98,358	238,026
GSE Systems, Inc. (a)	388	601
Guidance Software, Inc. (a)(d)	13,894	116,987
Guidewire Software, Inc. (a)(d)	25,608	1,176,944
Imperva, Inc. (a)(d)	12,476	588,867
Infoblox, Inc. (a)	40,167	1,401,828
Informatica Corp. (a)	104,528	3,738,967
Interactive Intelligence Group, Inc. (a)(d)	16,038	944,638
Intuit, Inc. (d)	282,069	17,919,844
Jive Software, Inc. (a)(d)	30,754	381,042
Liquid Holdings Group, Inc.	3,912	28,010
Majesco Entertainment Co. (a)	19,952	13,166
Manhattan Associates, Inc. (a)	20,570	1,799,875
Marlborough Software Development Holdings, Inc. (a)	5,202	421
Mentor Graphics Corp.	118,491	2,625,761
MICROS Systems, Inc. (a)(d)	83,538	4,085,008
Microsoft Corp.	7,585,431	253,353,395
MicroStrategy, Inc. Class A (a)	7,880	723,463
Mitek Systems, Inc. (a)(d)	15,896	82,182
Model N, Inc. (d)	6,345	91,431
Monotype Imaging Holdings, Inc.	34,148	879,311
NetScout Systems, Inc. (a)	39,020	969,257
NetSol Technologies, Inc. (a)(d)	10,165	99,820
NetSuite, Inc. (a)(d)	30,845	3,066,918
Nuance Communications, Inc. (a)(d)	262,505	5,011,220
Oracle Corp.	3,711,579	118,250,907
Parametric Technology Corp. (a)	117,269	3,057,203
Peerless Systems Corp. (a)	172	638
Pegasystems, Inc.	16,328	601,687
Progress Software Corp. (a)	56,172	1,373,967
Proofpoint, Inc. (a)	13,492	388,705
PROS Holdings, Inc. (a)	19,629	643,831
QAD, Inc. Class B	4,298	47,364
QLIK Technologies, Inc. (a)	69,650	2,283,824
Qualys, Inc.	7,387	147,666
Rally Software Development Corp.	5,646	145,836
RealPage, Inc. (a)(d)	33,089	685,273
Red Hat, Inc. (a)	187,146	9,454,616
Rosetta Stone, Inc. (a)	8,315	128,384
Rovi Corp. (a)	119,303	2,139,103
salesforce.com, Inc. (a)(d)	543,754	26,714,634
SeaChange International, Inc. (a)	17,668	176,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc. (a)(d)	12,472	$ 584,687
Silver Spring Networks, Inc. (d)	4,334	88,370
Smith Micro Software, Inc. (a)(d)	41,455	37,115
SolarWinds, Inc. (a)	59,019	2,151,243
Solera Holdings, Inc.	70,421	3,635,132
Sonic Foundry, Inc. (a)	155	1,457
Sourcefire, Inc. (a)	29,531	2,228,409
Splunk, Inc. (a)	23,218	1,281,866
SS&C Technologies Holdings, Inc. (a)	53,835	1,905,221
Symantec Corp.	712,035	18,235,216
Synchronoss Technologies, Inc. (a)(d)	29,419	1,011,425
Synopsys, Inc. (a)	156,980	5,692,095
Tableau Software, Inc. (d)	11,499	831,493
Take-Two Interactive Software, Inc. (a)	86,768	1,593,060
Tangoe, Inc. (a)(d)	45,871	953,658
TeleCommunication Systems, Inc. Class A (a)	49,377	127,393
TeleNav, Inc. (a)	12,035	65,230
TIBCO Software, Inc. (a)	151,855	3,422,812
TiVo, Inc. (a)(d)	121,206	1,414,474
Tyler Technologies, Inc. (a)	30,080	2,222,611
Ultimate Software Group, Inc. (a)(d)	28,130	3,944,107
Vasco Data Security International, Inc. (a)	30,246	238,943
Verint Systems, Inc. (a)	52,706	1,747,204
VirnetX Holding Corp. (a)(d)	42,196	816,493
VMware, Inc. Class A (a)(d)	87,395	7,354,289
Voltari Corp. (a)(d)	4,240	22,896
Vringo, Inc. (a)(d)	39,609	123,976
Wave Systems Corp. Class A (a)(d)	27,069	36,002
Workday, Inc. Class A	22,066	1,600,447
Zynga, Inc. (a)(d)	461,286	1,305,439
		651,285,621
TOTAL INFORMATION TECHNOLOGY		3,209,894,711
MATERIALS - 3.7%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	816,672
Advanced Emissions Solutions, Inc. (a)	14,209	554,861
Air Products & Chemicals, Inc.	209,098	21,357,270
Airgas, Inc.	67,095	6,820,207
Albemarle Corp.	85,764	5,349,101
American Pacific Corp. (a)	3,873	189,738
American Vanguard Corp.	23,997	601,845
Arabian American Development Co. (a)	28,770	224,406
Ashland, Inc.	74,317	6,481,186
Axiall Corp.	69,767	2,792,773
Balchem Corp.	26,952	1,289,923
Cabot Corp.	56,337	2,252,917
Calgon Carbon Corp. (a)(d)	83,129	1,429,819

	Shares	Value
Celanese Corp. Class A	162,780	$ 8,015,287
CF Industries Holdings, Inc.	60,942	11,599,700
Chase Corp.	3,188	94,747
Chemtura Corp. (a)	94,872	2,079,594
Clean Diesel Technologies, Inc. (a)(d)	42,378	67,381
Core Molding Technologies, Inc. (a)	5,919	55,402
Cytec Industries, Inc.	39,374	2,944,388
E.I. du Pont de Nemours & Co.	924,776	52,360,817
Eastman Chemical Co.	156,361	11,883,436
Ecolab, Inc.	266,661	24,359,482
Ferro Corp. (a)	75,739	556,682
Flotek Industries, Inc. (a)(d)	68,404	1,353,715
FMC Corp.	133,618	8,900,295
FutureFuel Corp.	9,540	153,976
GSE Holding, Inc. (a)	3,278	7,605
H.B. Fuller Co.	47,573	1,773,997
Hawkins, Inc. (d)	5,329	197,599
Huntsman Corp.	183,567	3,212,423
Innophos Holdings, Inc.	21,107	1,033,610
International Flavors & Fragrances, Inc.	78,743	6,221,484
Intrepid Potash, Inc. (d)	47,540	591,398
KMG Chemicals, Inc.	10,303	242,739
Koppers Holdings, Inc.	22,254	862,788
Kraton Performance Polymers, Inc. (a)	27,382	507,936
Kronos Worldwide, Inc. (d)	25,586	378,929
Landec Corp. (a)	25,874	341,537
LSB Industries, Inc. (a)	18,952	568,939
LyondellBasell Industries NV Class A	381,690	26,775,554
Marrone Bio Innovations, Inc.	5,712	75,113
Material Sciences Corp. (a)	4,565	44,965
Minerals Technologies, Inc.	52,154	2,315,638
Monsanto Co.	538,816	52,744,698
NewMarket Corp.	10,242	2,808,152
Olin Corp.	81,888	1,891,613
OM Group, Inc. (a)	32,193	914,925
OMNOVA Solutions, Inc. (a)	35,057	270,640
Penford Corp. (a)	6,469	87,655
PolyOne Corp.	103,882	2,806,892
PPG Industries, Inc.	145,505	22,729,336
Praxair, Inc.	297,950	34,979,330
Quaker Chemical Corp.	14,473	960,428
Rockwood Holdings, Inc.	74,784	4,775,706
RPM International, Inc.	132,293	4,495,316
Senomyx, Inc. (a)	31,786	102,033
Sensient Technologies Corp.	58,886	2,441,414
Sherwin-Williams Co.	85,462	14,733,649
Sigma Aldrich Corp.	123,205	10,160,716
Stepan Co.	16,974	958,013
Taminco Corp.	17,253	340,747
The Dow Chemical Co.	1,214,639	45,427,499
The Mosaic Co.	276,619	11,521,181
The Scotts Miracle-Gro Co. Class A	36,775	1,938,410
Tredegar Corp.	24,439	546,212
Tronox Ltd. Class A (d)	19,331	412,910
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valhi, Inc.	16,022	$ 315,954
Valspar Corp.	85,270	5,300,383
W.R. Grace & Co. (a)	69,380	5,574,683
Westlake Chemical Corp.	20,522	2,076,416
Zep, Inc.	16,526	232,686
Zoltek Companies, Inc. (a)(d)	40,249	557,046
		451,842,517
Construction Materials - 0.1%
Eagle Materials, Inc.	43,407	2,784,993
Headwaters, Inc. (a)	105,333	901,650
Martin Marietta Materials, Inc.	41,456	3,981,849
Texas Industries, Inc. (a)(d)	20,369	1,195,660
U.S. Concrete, Inc. (a)	16,515	323,364
Vulcan Materials Co.	135,141	6,459,740
		15,647,256
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)(d)	6,511	509,421
Aptargroup, Inc.	71,833	4,224,499
Avery Dennison Corp.	106,008	4,532,902
Ball Corp.	152,556	6,776,538
Bemis Co., Inc.	96,446	3,837,586
Berry Plastics Group, Inc.	76,058	1,750,095
Boise, Inc.	80,405	687,463
Crown Holdings, Inc. (a)	135,481	5,888,004
Graphic Packaging Holding Co. (a)	184,468	1,532,929
Greif, Inc. Class A	37,275	2,008,004
MeadWestvaco Corp.	186,660	6,691,761
MOD-PAC Corp. (sub. vtg.) (a)	989	8,149
Myers Industries, Inc.	25,717	477,308
Owens-Illinois, Inc. (a)	155,209	4,406,384
Packaging Corp. of America	95,588	5,069,988
Rock-Tenn Co. Class A	72,462	8,051,253
Sealed Air Corp.	186,156	5,286,830
Silgan Holdings, Inc.	46,246	2,181,886
Sonoco Products Co.	108,130	4,025,680
UFP Technologies, Inc. (a)	2,454	50,626
		67,997,306
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	582,757
AK Steel Holding Corp. (a)(d)	121,218	407,292
Alcoa, Inc. (d)	1,130,026	8,701,200
Allegheny Technologies, Inc. (d)	102,039	2,725,462
Allied Nevada Gold Corp. (a)(d)	93,899	435,691
Amcol International Corp.	23,278	767,476
Carpenter Technology Corp.	42,450	2,282,537
Century Aluminum Co. (a)	60,542	472,833
Cliffs Natural Resources, Inc. (d)	147,486	3,078,033

	Shares	Value
Coeur d'Alene Mines Corp. (a)	98,197	$ 1,417,965
Commercial Metals Co.	130,792	1,946,185
Compass Minerals International, Inc.	33,319	2,456,610
Comstock Mining, Inc. (a)(d)	56,723	120,820
Freeport-McMoRan Copper & Gold, Inc.	1,039,787	31,422,363
Friedman Industries	2,001	19,790
General Moly, Inc. (a)(d)	60,513	99,846
Globe Specialty Metals, Inc.	70,310	903,484
Golden Minerals Co. (a)(d)	71,014	82,376
Handy & Harman Ltd. (a)	5,646	117,663
Haynes International, Inc.	12,361	546,727
Hecla Mining Co.	336,707	1,151,538
Horsehead Holding Corp. (a)(d)	39,520	469,102
Kaiser Aluminum Corp. (d)	16,273	1,124,790
Materion Corp.	22,336	656,678
McEwen Mining, Inc. (a)(d)	267,762	725,635
Mines Management, Inc. (a)(d)	24,109	19,528
Molycorp, Inc. (a)(d)	138,584	845,362
Newmont Mining Corp.	498,125	15,825,431
Noranda Aluminium Holding Corp.	73,305	200,123
Nucor Corp.	312,121	14,198,384
Olympic Steel, Inc.	12,703	330,024
Paramount Gold & Silver Corp. (a)(d)	34,874	53,008
Reliance Steel & Aluminum Co.	75,055	5,005,418
Royal Gold, Inc.	67,319	3,906,522
RTI International Metals, Inc. (a)(d)	27,976	866,417
Schnitzer Steel Industries, Inc. Class A (d)	20,284	512,171
Silver Bull Resources, Inc. (a)(d)	60,971	24,266
Solitario Exploration & Royalty Corp. (a)	18,115	18,477
Steel Dynamics, Inc.	277,791	4,239,091
Stillwater Mining Co. (a)(d)	124,032	1,412,724
SunCoke Energy, Inc. (a)	69,275	1,089,696
Synalloy Corp.	1,991	31,119
Timberline Resources Corp. (a)	18,994	5,510
U.S. Antimony Corp. (a)(d)	24,962	29,455
U.S. Silica Holdings, Inc. (d)	34,358	807,413
United States Steel Corp. (d)	138,735	2,483,357
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	183,389
Walter Energy, Inc. (d)	65,194	843,610
Worthington Industries, Inc.	60,686	2,022,664
		117,668,012
Paper & Forest Products - 0.2%
Boise Cascade Co. (d)	37,823	873,711
Clearwater Paper Corp. (a)	22,216	1,058,815
Deltic Timber Corp.	13,533	814,010
Domtar Corp.	36,405	2,402,730
International Paper Co.	455,761	21,516,477
Kapstone Paper & Packaging Corp. (d)	38,055	1,598,310
Louisiana-Pacific Corp. (a)	122,996	1,840,020
Neenah Paper, Inc.	13,754	503,396
P.H. Glatfelter Co.	45,036	1,153,822
Resolute Forest Products (a)(d)	103,317	1,302,827
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	31,120	$ 1,782,242
Verso Paper Corp. (a)(d)	23,529	19,764
Wausau-Mosinee Paper Corp.	43,988	482,548
		35,348,672
TOTAL MATERIALS		688,503,763
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	89,195	825,054
Alaska Communication Systems Group, Inc.	135,810	416,937
AT&T, Inc.	5,417,405	183,270,811
Atlantic Tele-Network, Inc.	16,949	800,671
Cbeyond, Inc. (a)	59,758	392,012
CenturyLink, Inc. (d)	608,112	20,140,669
Cincinnati Bell, Inc. (a)	198,209	592,645
Cogent Communications Group, Inc.	64,769	2,009,782
Consolidated Communications Holdings, Inc.	59,983	1,000,516
Elephant Talk Communication, Inc. (a)	63,184	43,148
FairPoint Communications, Inc. (a)(d)	43,838	409,447
Frontier Communications Corp. (d)	1,084,701	4,696,755
General Communications, Inc. Class A (a)	33,964	303,978
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	291,170
HickoryTech Corp.	2,523	25,280
IDT Corp. Class B	44,765	743,994
inContact, Inc. (a)	42,838	348,273
Inteliquent, Inc.	28,172	225,376
Intelsat SA (d)	20,815	475,206
Iridium Communications, Inc. (a)(d)	61,404	410,793
Level 3 Communications, Inc. (a)(d)	161,071	3,601,548
Lumos Networks Corp.	15,837	249,433
ORBCOMM, Inc. (a)(d)	20,031	95,348
Premiere Global Services, Inc. (a)	64,433	623,711
Primus Telecommunications Group, Inc.	10,437	41,957
Straight Path Communications, Inc. Class B (a)(d)	22,382	115,043
Towerstream Corp. (a)(d)	39,383	87,036
tw telecom, Inc. (a)(d)	143,038	4,093,748
Verizon Communications, Inc.	2,887,589	136,813,967
Vonage Holdings Corp. (a)	140,662	438,865
Windstream Corp. (d)	570,414	4,603,241
xG Technology, Inc. (a)	1,492	9,325
		368,195,739
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	111,461
Crown Castle International Corp. (a)	293,175	20,352,209
Leap Wireless International, Inc. (a)	51,525	782,150
NII Holdings, Inc. (a)(d)	160,624	960,532

	Shares	Value
NTELOS Holdings Corp.	10,948	$ 181,956
SBA Communications Corp. Class A (a)(d)	123,406	9,255,450
Shenandoah Telecommunications Co.	22,919	393,061
Sprint Corp. (a)	903,143	6,060,090
T-Mobile U.S., Inc. (a)	158,296	3,696,212
Telephone & Data Systems, Inc.	98,546	2,728,739
U.S. Cellular Corp. (d)	27,310	1,168,322
U.S.A. Mobility, Inc.	43,148	609,250
		46,299,432
TOTAL TELECOMMUNICATION SERVICES		414,495,171
UTILITIES - 3.2%
Electric Utilities - 1.7%
Allete, Inc.	41,106	1,940,203
American Electric Power Co., Inc.	492,628	21,084,478
Cleco Corp.	64,228	2,900,536
Duke Energy Corp.	706,737	46,361,947
Edison International	324,792	14,904,705
El Paso Electric Co.	44,691	1,537,370
Empire District Electric Co.	52,048	1,101,856
Entergy Corp.	181,824	11,496,732
Exelon Corp.	868,066	26,467,332
FirstEnergy Corp.	427,950	16,035,287
Great Plains Energy, Inc.	172,510	3,781,419
Hawaiian Electric Industries, Inc.	99,172	2,480,292
IDACORP, Inc.	52,660	2,520,834
ITC Holdings Corp.	54,901	4,880,150
MGE Energy, Inc.	24,386	1,270,754
NextEra Energy, Inc.	428,842	34,461,743
Northeast Utilities	326,769	13,387,726
NV Energy, Inc.	231,625	5,431,606
OGE Energy Corp.	201,038	7,078,548
Otter Tail Corp.	43,707	1,148,620
Pepco Holdings, Inc.	234,675	4,444,745
Pinnacle West Capital Corp.	111,381	6,044,647
PNM Resources, Inc.	67,114	1,470,468
Portland General Electric Co.	65,957	1,900,221
PPL Corp.	623,706	19,147,774
Southern Co.	873,413	36,351,449
UIL Holdings Corp.	48,015	1,813,046
Unitil Corp.	19,695	554,217
UNS Energy Corp.	41,813	1,912,108
Westar Energy, Inc. (d)	117,240	3,647,336
Xcel Energy, Inc.	505,197	14,105,100
		311,663,249
Gas Utilities - 0.2%
AGL Resources, Inc.	117,679	5,171,992
Atmos Energy Corp.	80,528	3,249,305
Chesapeake Utilities Corp.	10,363	541,052
Delta Natural Gas Co., Inc.	3,078	62,237
Gas Natural, Inc.	8,386	85,537
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Laclede Group, Inc.	27,494	$ 1,224,308
National Fuel Gas Co. (d)	80,051	5,225,729
New Jersey Resources Corp.	42,760	1,842,101
Northwest Natural Gas Co.	34,699	1,424,047
ONEOK, Inc.	207,542	10,675,960
Piedmont Natural Gas Co., Inc. (d)	81,668	2,634,610
Questar Corp.	181,066	3,968,967
South Jersey Industries, Inc.	30,561	1,765,203
Southwest Gas Corp.	51,656	2,416,468
UGI Corp.	117,609	4,610,273
WGL Holdings, Inc.	56,924	2,376,008
		47,273,797
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	24,722	39,802
Black Hills Corp.	46,600	2,237,732
Calpine Corp. (a)	397,038	7,674,745
Dynegy, Inc. (a)(d)	97,519	1,894,794
EuroSite Power, Inc. (a)	2,472	1,607
Genie Energy Ltd. Class B	11,430	97,384
NRG Energy, Inc.	315,277	8,276,021
Ormat Technologies, Inc. (d)	29,840	748,089
Synthesis Energy Systems, Inc. (a)	39,903	31,922
The AES Corp.	613,866	7,802,237
		28,804,333
Multi-Utilities - 1.0%
Alliant Energy Corp.	123,112	6,107,586
Ameren Corp.	230,451	7,791,548
Avista Corp.	62,033	1,629,607
CenterPoint Energy, Inc.	440,541	10,101,605
CMS Energy Corp.	256,908	6,815,769
Consolidated Edison, Inc.	284,928	16,021,501
Dominion Resources, Inc.	571,673	33,357,120
DTE Energy Co.	174,595	11,675,168
Integrys Energy Group, Inc.	83,734	4,682,405
MDU Resources Group, Inc.	192,136	5,130,031
NiSource, Inc.	316,989	9,275,098
NorthWestern Energy Corp.	42,329	1,700,356
PG&E Corp.	450,060	18,614,482
Public Service Enterprise Group, Inc.	515,819	16,722,852
SCANA Corp.	162,365	7,813,004
Sempra Energy	227,575	19,211,882
TECO Energy, Inc.	187,457	3,098,664
Vectren Corp.	88,091	2,871,767
Wisconsin Energy Corp.	230,273	9,450,404
		192,070,849
Water Utilities - 0.1%
American States Water Co.	26,442	1,390,849
American Water Works Co., Inc.	179,494	7,312,586
Aqua America, Inc.	151,195	4,591,792

	Shares	Value
Artesian Resources Corp. Class A	8,755	$ 190,859
Cadiz, Inc. (a)(d)	5,759	26,261
California Water Service Group	51,749	1,032,393
Connecticut Water Service, Inc.	5,010	152,605
Middlesex Water Co.	7,054	141,221
Pure Cycle Corp. (a)	17,116	89,003
SJW Corp.	12,324	322,273
York Water Co.	5,248	102,441
		15,352,283
TOTAL UTILITIES		595,164,511
TOTAL COMMON STOCKS (Cost $13,888,105,908)		18,258,042,735
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (e) (Cost $13,993,505)	$ 14,000,000	13,994,958
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	306,524,179	306,524,179
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,168,716,583	1,168,716,583
TOTAL MONEY MARKET FUNDS (Cost $1,475,240,762)		1,475,240,762
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $15,377,340,175)		19,747,278,455
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(1,193,568,411)
NET ASSETS - 100%		$ 18,553,710,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,031 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 84,093,515	$ 324,883
146 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	17,270,340	281,927
377 CME S&P 500 Index Contracts	Sept. 2013	153,750,025	2,171,200
344 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	34,747,440	1,037,986
TOTAL EQUITY INDEX CONTRACTS		$ 289,861,320	$ 3,815,996

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,994,958.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 167,115
Fidelity Securities Lending Cash Central Fund	3,542,729
Total	$ 3,709,844
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,383,480,818	$ 2,383,480,818	$ -	$ -
Consumer Staples	1,635,248,913	1,635,248,913	-	-
Energy	1,790,989,756	1,790,989,756	-	-
Financials	3,192,595,539	3,192,593,313	-	2,226
Health Care	2,301,974,813	2,301,974,813	-	-
Industrials	2,045,694,740	2,045,694,740	-	-
Information Technology	3,209,894,711	3,209,893,267	1,444	-
Materials	688,503,763	688,503,763	-	-
Telecommunication Services	414,495,171	414,495,171	-	-
Utilities	595,164,511	595,164,511	-	-
U.S. Government and Government Agency Obligations	13,994,958	-	13,994,958	-
Money Market Funds	1,475,240,762	1,475,240,762	-	-
Total Investments in Securities:	$ 19,747,278,455	$ 19,733,279,827	$ 13,996,402	$ 2,226
Derivative Instruments:
Assets
Futures Contracts	$ 3,815,996	$ 3,815,996	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,815,996	$ -
Total Value of Derivatives	$ 3,815,996	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,132,276,733) - See accompanying schedule: Unaffiliated issuers (cost $13,902,099,413)	$ 18,272,037,693
Fidelity Central Funds (cost $1,475,240,762)	1,475,240,762
Total Investments (cost $15,377,340,175)		$ 19,747,278,455
Segregated cash with brokers for derivative instruments		918,900
Cash		48,407
Receivable for investments sold		3,072,107
Receivable for fund shares sold		67,021,306
Dividends receivable		36,005,087
Distributions receivable from Fidelity Central Funds		536,388
Receivable from investment adviser for expense reductions		132,216
Other receivables		232,387
Total assets		19,855,245,253

Liabilities
Payable for investments purchased	$ 99,086,020
Payable for fund shares redeemed	30,526,475
Accrued management fee	706,151
Payable for daily variation margin for derivative instruments	1,923,745
Other affiliated payables	353,386
Other payables and accrued expenses	222,849
Collateral on securities loaned, at value	1,168,716,583
Total liabilities		1,301,535,209

Net Assets		$ 18,553,710,044
Net Assets consist of:
Paid in capital		$ 14,343,724,797
Undistributed net investment income		167,697,716
Accumulated undistributed net realized gain (loss) on investments		(331,466,745)
Net unrealized appreciation (depreciation) on investments		4,373,754,276
Net Assets		$ 18,553,710,044

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,422,636,475 ÷ 29,609,969 shares)	$ 48.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,126,633,989 ÷ 252,357,194 shares)	$ 48.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,846,080 ÷ 20,434,278 shares)	$ 48.05

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($700,028,599 ÷ 14,569,752 shares)	$ 48.05

Class F: Net Asset Value, offering price and redemption price per share ($3,322,564,901 ÷ 69,134,275 shares)	$ 48.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 170,537,309
Interest		6,817
Income from Fidelity Central Funds		3,709,844
Total income		174,253,970

Expenses
Management fee	$ 3,959,879
Transfer agent fees	1,990,367
Independent trustees' compensation	49,075
Miscellaneous	18,548
Total expenses before reductions	6,017,869
Expense reductions	(752,309)	5,265,560
Net investment income (loss)		168,988,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,646,515
Futures contracts	30,150,123
Total net realized gain (loss)		50,796,638
Change in net unrealized appreciation (depreciation) on: Investment securities	1,293,936,723
Futures contracts	(8,628,094)
Total change in net unrealized appreciation (depreciation)		1,285,308,629
Net gain (loss)		1,336,105,267
Net increase (decrease) in net assets resulting from operations		$ 1,505,093,677

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168,988,410	$ 296,694,580
Net realized gain (loss)	50,796,638	79,867,728
Change in net unrealized appreciation (depreciation)	1,285,308,629	1,452,200,750
Net increase (decrease) in net assets resulting from operations	1,505,093,677	1,828,763,058
Distributions to shareholders from net investment income	(47,531,050)	(264,325,861)
Share transactions - net increase (decrease)	1,272,254,836	1,964,414,886
Redemption fees	184,024	275,392
Total increase (decrease) in net assets	2,730,001,487	3,529,127,475

Net Assets
Beginning of period	15,823,708,557	12,294,581,082
End of period (including undistributed net investment income of $167,697,716 and undistributed net investment income of $46,240,356, respectively)	$ 18,553,710,044	$ 15,823,708,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Income from Investment Operations
Net investment income (loss) D	.44	.87	.68	.61	.56	.70
Net realized and unrealized gain (loss)	3.69	4.40	.96	7.03	10.96	(16.70)
Total from investment operations	4.13	5.27	1.64	7.64	11.52	(16.00)
Distributions from net investment income	(.13)	(.77)	(.65)	(.60)	(.57)	(.64)
Distributions from net realized gain	-	-	-	(.02)	(.02)	(.01)
Total distributions	(.13)	(.77)	(.65)	(.62)	(.58) K	(.65) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Total Return B, C	9.38%	13.50%	4.46%	24.39%	56.10%	(43.32)%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.88% A	2.15%	1.84%	1.80%	2.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,422,636	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025
Portfolio turnover rate F	2% A	3%	17%	4%	7%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. KTotal distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Income from Investment Operations
Net investment income (loss) D	.45	.89	.69	.62	.57	.72
Net realized and unrealized gain (loss)	3.67	4.39	.97	7.03	10.95	(16.71)
Total from investment operations	4.12	5.28	1.66	7.65	11.52	(15.99)
Distributions from net investment income	(.13)	(.78)	(.66)	(.61)	(.57)	(.65)
Distributions from net realized gain	-	-	-	(.02)	(.02)	(.01)
Total distributions	(.13)	(.78)	(.66)	(.63)	(.59) K	(.65) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 48.05	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Total Return B, C	9.37%	13.53%	4.51%	24.43%	56.07%	(43.28)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.92% A	2.18%	1.87%	1.83%	2.03%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,126,634	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057
Portfolio turnover rate F	2% A	3%	17%	4%	7%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.46	.89	.36
Net realized and unrealized gain (loss)	3.67	4.40	5.26
Total from investment operations	4.13	5.29	5.62
Distributions from net investment income	(.13)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55
Total Return B, C	9.39%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.05% A	.06%	.06% A
Expenses net of all reductions	.05% A	.06%	.06% A
Net investment income (loss)	1.93% A	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,846	$ 876,155	$ 693,534
Portfolio turnover rate F	2% A	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.46	.90	.36
Net realized and unrealized gain (loss)	3.67	4.39	5.26
Total from investment operations	4.13	5.29	5.62
Distributions from net investment income	(.13)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55
Total Return B, C	9.40%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A	.06%	.06% A
Expenses net of fee waivers, if any	.05% A, L	.05% L	.05% A, L
Expenses net of all reductions	.05% A, L	.05% L	.05% A, L
Net investment income (loss)	1.93% A	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,029	$ 546,329	$ 189,758
Portfolio turnover rate F	2% A	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.46	.90	.69	.63	.26
Net realized and unrealized gain (loss)	3.67	4.39	.97	7.02	1.67
Total from investment operations	4.13	5.29	1.66	7.65	1.93
Distributions from net investment income	(.13)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.13)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-	-
Net asset value, end of period	$ 48.06	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	9.39%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A, L	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% A, L	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% A, L	.05% L	.06%	.07%	.07% A
Net investment income (loss)	1.93% A	2.20%	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,322,565	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	2% A	3%	17%	4%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. LAmount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class, Fidelity Advantage® Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,463,835,646
Gross unrealized depreciation	(1,162,435,825)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,301,399,821

Tax cost	$ 15,445,878,634

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (82,640,415)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	$ (329,653,844)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $30,150,123 and a change in net unrealized appreciation (depreciation) of $(8,628,094) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,486,899,268 and $154,533,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 388,500
Fidelity Advantage Class	1,435,773
Institutional Class	119,403
Fidelity Advantage Institutional Class	46,691
$ 1,990,367

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,548 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

8. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,542,729.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%	$ 604,610
Institutional Class	.05%	98,087
Fidelity Advantage Institutional Class	.045%	48,236
		$ 750,933

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,075.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $301.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Investor Class	$ 3,752,101	$ 58,496,193
Fidelity Advantage Class	30,916,834	134,301,377
Institutional Class	2,647,919	15,312,994
Fidelity Advantage Institutional Class	1,643,408	9,729,037
Class F	8,570,788	46,486,260
Total	$ 47,531,050	$ 264,325,861

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Investor Class
Shares sold	6,539,439	18,000,373	$ 309,028,738	$ 734,600,452
Reinvestment of distributions	79,682	1,376,779	3,675,709	55,808,530
Shares redeemed	(6,642,921)	(75,188,401)	(315,503,855)	(3,168,012,059)
Net increase (decrease)	(23,800)	(55,811,249)	$ (2,799,408)	$ (2,377,603,077)
Fidelity Advantage Class
Shares sold	35,617,139	97,957,582	$ 1,685,319,073	$ 4,121,057,430
Reinvestment of distributions	594,331	2,934,640	27,416,504	119,002,705
Shares redeemed	(16,798,925)	(33,199,050)	(795,456,908)	(1,350,946,307)
Net increase (decrease)	19,412,545	67,693,172	$ 917,278,669	$ 2,889,113,828

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Institutional Class
Shares sold	2,422,369	8,433,106	$ 114,636,571	$ 338,510,978
Reinvestment of distributions	57,414	377,853	2,647,918	15,312,994
Shares redeemed	(1,935,065)	(6,455,224)	(91,004,816)	(253,857,664)
Net increase (decrease)	544,718	2,355,735	$ 26,279,673	$ 99,966,308
Fidelity Advantage Institutional Class
Shares sold	3,214,680	10,372,973	$ 153,608,276	$ 406,066,075
Reinvestment of distributions	35,633	239,832	1,643,408	9,729,037
Shares redeemed	(1,083,433)	(3,007,383)	(52,007,395)	(124,740,192)
Net increase (decrease)	2,166,880	7,605,422	$ 103,244,289	$ 291,054,920
Class F
Shares sold	11,987,820	31,085,123	$ 568,533,435	$ 1,254,633,446
Reinvestment of distributions	185,796	1,145,187	8,570,788	46,486,260
Shares redeemed	(7,341,845)	(5,709,687)	(348,852,610)	(239,236,799)
Net increase (decrease)	4,831,771	26,520,623	$ 228,251,613	$ 1,061,882,907

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,112.80	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,113.20	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,113.20	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,040.50	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,041.10	$ .62
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,041.60	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,041.60	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Liberty Global PLC Class A	0.8	0.5
Facebook, Inc. Class A	0.6	0.5
Las Vegas Sands Corp.	0.6	0.6
Vertex Pharmaceuticals, Inc.	0.5	0.3
LinkedIn Corp.	0.5	0.4
Delta Air Lines, Inc.	0.5	0.4
Transocean Ltd. (United States)	0.5	0.6
Liberty Media Corp. Class A	0.4	0.4
Michael Kors Holdings Ltd.	0.4	0.2
Tesla Motors, Inc.	0.3	0.1
	5.1
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	22.8
Consumer Discretionary	16.1	15.4
Information Technology	15.3	14.8
Industrials	14.7	15.3
Health Care	11.1	10.5
Energy	6.4	6.6
Materials	5.1	5.6
Consumer Staples	3.7	3.2
Utilities	3.3	3.6
Telecommunication Services	1.2	0.9

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	156,565	$ 3,524,278
American Axle & Manufacturing Holdings, Inc. (a)	190,176	3,657,084
Autoliv, Inc. (d)	279,761	22,655,046
Cooper Tire & Rubber Co.	184,502	5,891,149
Dana Holding Corp. (d)	430,573	9,024,810
Dorman Products, Inc. (d)	82,023	4,120,836
Drew Industries, Inc. (d)	58,104	2,438,044
Federal-Mogul Corp. Class A (a)	92,149	1,406,194
Fox Factory Holding Corp.	29,906	543,093
Fuel Systems Solutions, Inc. (a)(d)	43,105	818,995
Gentex Corp. (d)	417,881	9,414,859
Gentherm, Inc. (a)	95,471	1,597,230
Lear Corp.	262,921	18,075,819
Modine Manufacturing Co. (a)	140,805	1,834,689
Motorcar Parts of America, Inc. (a)	38,295	353,463
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	5,897	11,794
Remy International, Inc.	42,421	828,906
Shiloh Industries, Inc.	9,407	115,330
Spartan Motors, Inc.	75,935	433,589
Standard Motor Products, Inc.	59,935	1,837,607
Stoneridge, Inc. (a)	79,829	993,073
Strattec Security Corp.	6,920	244,414
Superior Industries International, Inc.	72,385	1,262,394
Tenneco, Inc. (a)	173,292	7,993,960
Tower International, Inc. (a)	40,882	837,263
TRW Automotive Holdings Corp. (a)	350,296	24,194,945
UQM Technologies, Inc. (a)(d)	78,497	100,476
Visteon Corp. (a)	144,788	10,368,269
		134,577,609
Automobiles - 0.4%
Tesla Motors, Inc. (a)(d)	223,698	37,804,962
Thor Industries, Inc. (d)	127,553	6,534,540
Winnebago Industries, Inc. (a)(d)	83,246	1,853,888
		46,193,390
Distributors - 0.3%
Core-Mark Holding Co., Inc.	34,370	2,168,747
LKQ Corp. (a)(d)	870,683	25,458,771
Pool Corp. (d)	136,007	7,084,605
VOXX International Corp. (a)	62,477	759,720
Weyco Group, Inc.	16,952	422,952
		35,894,795
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	53,332	2,134,347
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	305,270	5,668,864
Ascent Capital Group, Inc. (a)	35,909	2,651,521
Bridgepoint Education, Inc. (a)(d)	51,097	844,122
Bright Horizons Family Solutions, Inc. (d)	59,218	2,156,127

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 24,936
Capella Education Co. (a)(d)	34,672	1,884,423
Career Education Corp. (a)	137,751	360,908
Carriage Services, Inc.	49,366	869,829
Collectors Universe, Inc. (d)	17,833	278,730
Corinthian Colleges, Inc. (a)(d)	237,951	525,872
DeVry, Inc. (d)	163,000	4,891,630
Education Management Corp. (a)(d)	71,409	579,841
Grand Canyon Education, Inc. (a)(d)	125,619	4,335,112
Hillenbrand, Inc.	186,238	4,611,253
ITT Educational Services, Inc. (a)(d)	44,919	1,294,116
K12, Inc. (a)(d)	109,462	3,974,565
Learning Tree International, Inc. (a)	12,160	43,654
LifeLock, Inc. (d)	50,529	637,171
Lincoln Educational Services Corp.	64,172	327,277
Mac-Gray Corp.	26,567	381,236
Matthews International Corp. Class A	81,237	2,997,645
National American University Holdings, Inc.	23,237	79,703
Outerwall, Inc. (a)(d)	79,459	4,939,966
Regis Corp.	168,375	2,656,958
Service Corp. International	632,691	11,439,053
Sotheby's Class A (Ltd. vtg.)	196,054	9,040,050
Steiner Leisure Ltd. (a)	38,880	2,166,394
Stewart Enterprises, Inc. Class A	208,676	2,729,482
Strayer Education, Inc. (d)	31,745	1,268,530
Universal Technical Institute, Inc.	55,188	586,648
Weight Watchers International, Inc. (d)	75,863	2,726,516
		79,106,479
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	72,322	2,961,586
Ambassadors Group, Inc.	48,627	169,222
ARK Restaurants Corp.	8,457	187,915
Bally Technologies, Inc. (a)(d)	110,933	8,001,597
Biglari Holdings, Inc. (d)	4,249	1,773,745
Biglari Holdings, Inc. rights 9/16/13 (a)(d)	3,613	106,945
BJ's Restaurants, Inc. (a)(d)	71,958	2,247,968
Bloomin' Brands, Inc. (d)	133,012	2,992,770
Bob Evans Farms, Inc.	84,297	4,133,082
Boyd Gaming Corp. (a)(d)	217,376	2,634,597
Bravo Brio Restaurant Group, Inc. (a)(d)	55,991	838,745
Brinker International, Inc.	200,010	7,998,400
Buffalo Wild Wings, Inc. (a)(d)	52,964	5,503,489
Burger King Worldwide, Inc. (d)	201,153	3,934,553
Caesars Entertainment Corp. (a)(d)	75,737	1,626,073
Carrols Restaurant Group, Inc. (a)(d)	55,247	332,587
CEC Entertainment, Inc.	53,783	2,176,598
Century Casinos, Inc. (a)	54,140	280,987
Choice Hotels International, Inc. (d)	86,880	3,334,454
Churchill Downs, Inc.	39,358	3,187,998
Chuys Holdings, Inc. (a)(d)	45,797	1,646,402
Cosi, Inc. (a)(d)	22,932	49,762
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc. (d)	71,469	$ 7,033,979
Del Frisco's Restaurant Group, Inc. (a)(d)	47,420	911,887
Denny's Corp. (a)(d)	286,792	1,611,771
Diamond Resorts International, Inc.	53,289	865,413
DineEquity, Inc.	49,391	3,273,142
Diversified Restaurant Holdings, Inc. (a)	9,282	58,569
Domino's Pizza, Inc.	162,422	9,979,208
Dover Downs Gaming & Entertainment, Inc.	28,631	48,959
Dover Motorsports, Inc.	22,686	55,354
Dunkin' Brands Group, Inc. (d)	211,628	9,119,051
Einstein Noah Restaurant Group, Inc.	20,719	331,711
Empire Resorts, Inc. (a)(d)	31,800	97,944
Entertainment Gaming Asia, Inc. (a)	41,906	58,668
Famous Dave's of America, Inc. (a)	15,087	240,789
Fiesta Restaurant Group, Inc. (a)	54,856	1,792,146
Frisch's Restaurants, Inc.	8,068	157,407
Full House Resorts, Inc. (a)	24,413	66,892
Gaming Partners International Corp.	1,584	13,084
Hyatt Hotels Corp. Class A (a)(d)	162,485	7,051,849
Ignite Restaurant Group, Inc. (a)(d)	17,224	257,671
International Speedway Corp. Class A	76,829	2,380,931
Interval Leisure Group, Inc.	113,687	2,455,639
Isle of Capri Casinos, Inc. (a)	62,455	465,914
Jack in the Box, Inc. (a)	130,311	5,145,981
Jamba, Inc. (a)(d)	49,896	641,164
Kona Grill, Inc. (a)	11,867	142,167
Krispy Kreme Doughnuts, Inc. (a)(d)	187,657	3,700,596
Lakes Entertainment, Inc. (a)	51,180	212,909
Las Vegas Sands Corp.	1,032,456	58,178,896
Life Time Fitness, Inc. (a)(d)	114,317	5,714,707
Luby's, Inc. (a)	44,166	309,604
Marcus Corp.	44,387	545,960
Marriott Vacations Worldwide Corp. (a)	93,496	4,076,426
MAXXAM, Inc. (a)	8	5,280
MGM Mirage, Inc. (a)	1,081,141	19,125,384
Monarch Casino & Resort, Inc. (a)	28,201	530,179
Morgans Hotel Group Co. (a)	89,969	618,087
MTR Gaming Group, Inc. (a)	52,052	195,195
Multimedia Games Holding Co., Inc. (a)	83,414	3,273,165
Nathan's Famous, Inc. (a)	8,467	434,188
Noodles & Co. (d)	18,723	854,892
Norwegian Cruise Line Holdings Ltd. (d)	136,796	4,252,988
Orient Express Hotels Ltd. Class A (a)	255,077	3,086,432
Panera Bread Co. Class A (a)	80,502	13,203,938
Papa John's International, Inc.	50,417	3,434,910
Penn National Gaming, Inc. (a)(d)	194,700	10,239,273
Pinnacle Entertainment, Inc. (a)(d)	168,832	3,997,942
Premier Exhibitions, Inc. (a)	89,421	151,121
Red Lion Hotels Corp. (a)	45,825	252,496

	Shares	Value
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	$ 2,931,737
Rick's Cabaret International, Inc. (a)	17,933	199,953
Royal Caribbean Cruises Ltd.	421,413	15,461,643
Ruby Tuesday, Inc. (a)(d)	175,798	1,276,293
Ruth's Hospitality Group, Inc.	111,579	1,318,864
Scientific Games Corp. Class A (a)(d)	151,632	2,166,821
SeaWorld Entertainment, Inc.	81,280	2,432,710
SHFL Entertainment, Inc. (a)	165,096	3,759,236
Six Flags Entertainment Corp.	277,726	9,167,735
Sonic Corp. (a)(d)	155,590	2,483,216
Speedway Motorsports, Inc.	37,455	662,204
Texas Roadhouse, Inc. Class A (d)	165,573	4,114,489
The Cheesecake Factory, Inc. (d)	138,221	5,773,491
Town Sports International Holdings, Inc.	52,977	615,063
Vail Resorts, Inc. (d)	107,002	7,276,136
Wendy's Co.	820,657	6,204,167
WMS Industries, Inc. (a)	161,087	4,139,936
		316,755,027
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	27,362	378,143
Beazer Homes U.S.A., Inc. (a)(d)	68,025	1,152,344
Blyth, Inc. (d)	30,867	284,902
Cavco Industries, Inc. (a)(d)	19,068	1,001,833
Cobra Electronics Corp. (a)	2,458	7,054
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	78,344
CSS Industries, Inc.	27,206	593,635
Dixie Group, Inc. (a)	27,024	289,157
Emerson Radio Corp. (a)	24,397	40,987
Ethan Allen Interiors, Inc. (d)	75,993	1,981,138
Flexsteel Industries, Inc.	13,576	305,324
Furniture Brands International, Inc. (a)(d)	19,235	11,156
Helen of Troy Ltd. (a)(d)	96,407	3,873,633
Hooker Furniture Corp.	30,101	433,153
Hovnanian Enterprises, Inc. Class A (a)(d)	274,177	1,412,012
iRobot Corp. (a)(d)	77,190	2,521,797
Jarden Corp. (a)	290,467	12,475,558
KB Home (d)	234,429	3,757,897
Kid Brands, Inc. (a)	42,456	62,835
Koss Corp.	1,389	7,264
La-Z-Boy, Inc.	158,563	3,371,049
Libbey, Inc. (a)	62,623	1,485,418
Lifetime Brands, Inc.	19,423	268,620
M.D.C. Holdings, Inc. (d)	110,368	3,071,541
M/I Homes, Inc. (a)(d)	70,491	1,320,296
Meritage Homes Corp. (a)	93,976	3,751,522
Mohawk Industries, Inc. (a)(d)	176,927	20,787,153
NACCO Industries, Inc. Class A	18,522	1,029,453
NVR, Inc. (a)	13,433	11,496,096
Ryland Group, Inc. (d)	130,226	4,534,469
Skullcandy, Inc. (a)	55,026	292,738
Skyline Corp. (a)	14,802	70,606
Standard Pacific Corp. (a)(d)	418,417	2,987,497
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	37,789	$ 130,372
Taylor Morrison Home Corp.	82,173	1,693,586
Tempur Sealy International, Inc. (a)(d)	174,765	6,730,200
Toll Brothers, Inc. (a)(d)	434,893	13,312,075
TRI Pointe Homes, Inc. (d)	41,907	587,955
Tupperware Brands Corp.	153,681	12,412,814
UCP, Inc.	26,900	367,185
Universal Electronics, Inc. (a)	45,166	1,362,207
WCI Communities, Inc.	24,468	370,690
Wells-Gardner Electronics Corp. (a)	4,238	7,883
William Lyon Homes, Inc. (d)	29,755	613,251
Zagg, Inc. (a)(d)	58,700	261,215
		122,984,057
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	652,082
Blue Nile, Inc. (a)(d)	39,633	1,433,922
CafePress, Inc. (a)(d)	18,875	108,154
dELiA*s, Inc. (a)	110,057	121,063
Gaiam, Inc. Class A (a)	35,599	182,267
Geeknet, Inc. (a)	16,239	270,867
Groupon, Inc. Class A (a)(d)	792,701	8,053,842
Hollywood Media Corp. (a)	72,242	121,367
HomeAway, Inc. (a)(d)	96,865	3,055,122
HSN, Inc.	107,626	5,796,736
Liberty Media Corp.:
Interactive Series A (a)	1,474,839	33,301,865
Series A (a)	108,831	9,320,287
NutriSystem, Inc. (d)	78,535	994,253
Orbitz Worldwide, Inc. (a)(d)	63,829	607,014
Overstock.com, Inc. (a)(d)	42,585	1,197,916
PetMed Express, Inc. (d)	55,437	846,523
RetailMeNot, Inc.	31,905	1,019,684
Shutterfly, Inc. (a)(d)	92,010	4,780,840
U.S. Auto Parts Network, Inc. (a)	28,450	27,028
ValueVision Media, Inc. Class A (a)	117,722	575,661
Vitacost.com, Inc. (a)(d)	57,854	476,717
		72,943,210
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	41,067	2,204,477
Black Diamond, Inc. (a)(d)	70,114	729,186
Brunswick Corp. (d)	261,547	9,509,849
Callaway Golf Co. (d)	219,094	1,516,130
Escalade, Inc.	6,336	48,851
JAKKS Pacific, Inc. (d)	56,230	291,834
Johnson Outdoors, Inc. Class A (a)	11,512	289,987
Leapfrog Enterprises, Inc. Class A (a)(d)	142,373	1,369,628
Marine Products Corp.	22,297	194,207
Meade Instruments Corp. (a)	201	900
Nautilus, Inc. (a)	76,184	480,721
Polaris Industries, Inc.	183,714	20,063,406

	Shares	Value
Smith & Wesson Holding Corp. (a)(d)	187,494	$ 2,051,184
Steinway Musical Instruments, Inc. (a)	19,948	803,106
Sturm, Ruger & Co., Inc. (d)	57,081	2,989,332
Summer Infant, Inc. (a)	37,416	121,228
		42,664,026
Media - 3.1%
A.H. Belo Corp. Class A	47,589	344,544
AMC Networks, Inc. Class A (a)	166,904	10,344,710
Arbitron, Inc.	72,181	3,396,838
Ballantyne of Omaha, Inc. (a)	47,765	200,613
Beasley Broadcast Group, Inc. Class A (d)	5,286	39,486
Belo Corp. Series A	271,577	3,840,099
Carmike Cinemas, Inc. (a)	68,550	1,201,682
Central European Media Enterprises Ltd. Class A (a)(d)	180,404	784,757
Charter Communications, Inc. Class A (a)	191,401	23,239,909
Cinemark Holdings, Inc.	306,196	9,023,596
Clear Channel Outdoor Holding, Inc. Class A (a)	111,673	844,248
Crown Media Holdings, Inc. Class A (a)(d)	89,832	275,784
Cumulus Media, Inc. Class A (a)(d)	206,798	992,630
Digital Cinema Destinations Co. (a)	8,182	49,828
Digital Generation, Inc. (a)(d)	69,421	851,796
DISH Network Corp. Class A	595,763	26,785,504
DreamWorks Animation SKG, Inc. Class A (a)(d)	210,453	5,955,820
E.W. Scripps Co. Class A (a)	90,471	1,376,064
Emmis Communications Corp. Class A (a)	80,456	255,850
Entercom Communications Corp. Class A (a)(d)	55,913	443,390
Entravision Communication Corp. Class A	185,711	971,269
FAB Universal Corp. (a)(d)	26,452	106,866
Gray Television, Inc. (a)(d)	134,495	887,667
Harris Interactive, Inc. (a)	49,977	96,456
Harte-Hanks, Inc.	132,132	1,096,696
Hemisphere Media Group, Inc. (a)(d)	7,082	83,993
Insignia Systems, Inc. (a)	22,896	66,627
John Wiley & Sons, Inc. Class A (d)	140,668	6,161,258
Journal Communications, Inc. Class A (a)	107,965	776,268
Lamar Advertising Co. Class A (a)	158,050	6,649,164
Lee Enterprises, Inc. (a)(d)	140,982	417,307
Liberty Global PLC Class A (a)	1,037,819	80,617,713
Liberty Media Corp. Class A (a)	327,682	44,722,039
Live Nation Entertainment, Inc. (a)	426,613	7,192,695
Loral Space & Communications Ltd. (d)	38,116	2,519,849
Martha Stewart Living Omnimedia, Inc. Class A (a)	61,948	150,534
Media General, Inc. Class A (a)(d)	60,728	637,037
Meredith Corp.	105,287	4,528,394
Morningstar, Inc. (d)	68,811	5,167,018
National CineMedia, Inc.	170,803	3,071,038
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A	89,184	$ 2,993,907
NTN Communications, Inc. (a)	49,847	18,837
Radio One, Inc. Class D (non-vtg.) (a)	89,989	207,875
ReachLocal, Inc. (a)(d)	35,865	393,798
Reading International, Inc. Class A (a)	33,132	206,744
Regal Entertainment Group Class A	229,962	4,114,020
Rentrak Corp. (a)(d)	28,952	719,457
RLJ Entertainment, Inc. (a)(d)	42,349	245,201
Saga Communications, Inc. Class A	10,015	492,337
Salem Communications Corp. Class A	20,080	155,419
Scholastic Corp.	83,958	2,477,601
Sinclair Broadcast Group, Inc. Class A	202,544	4,844,852
Sirius XM Radio, Inc. (d)	9,082,906	32,516,803
Spanish Broadcasting System, Inc. Class A (a)	17,489	63,485
SPAR Group, Inc. (a)	4,346	8,431
Starz - Liberty Capital Series A (a)	330,232	8,242,591
The Madison Square Garden Co. Class A (a)	180,851	10,525,528
The McClatchy Co. Class A (a)(d)	164,150	508,865
The New York Times Co. Class A (a)(d)	359,384	4,007,132
Valassis Communications, Inc. (d)	109,801	3,025,018
Value Line, Inc.	1,396	12,299
World Wrestling Entertainment, Inc. Class A	81,907	800,231
		332,747,467
Multiline Retail - 0.2%
ALCO Stores, Inc. (a)	8,410	123,122
Big Lots, Inc. (a)(d)	167,444	5,930,866
Dillard's, Inc. Class A	89,372	6,815,509
Fred's, Inc. Class A	107,249	1,676,302
Gordmans Stores, Inc.	23,635	326,636
Saks, Inc. (a)(d)	293,006	4,667,586
Sears Holdings Corp. (a)(d)	107,013	4,734,255
The Bon-Ton Stores, Inc. (d)	31,972	352,012
Tuesday Morning Corp. (a)	123,106	1,515,435
		26,141,723
Specialty Retail - 3.3%
Aarons, Inc. Class A	205,249	5,556,090
Advance Auto Parts, Inc. (d)	209,984	16,813,419
Aeropostale, Inc. (a)(d)	230,359	1,872,819
America's Car Mart, Inc. (a)	24,361	998,801
American Eagle Outfitters, Inc. (d)	510,594	7,388,295
ANN, Inc. (a)(d)	133,862	4,645,011
Appliance Recycling Centers of America, Inc. (a)	2,967	7,892
Asbury Automotive Group, Inc. (a)(d)	87,508	4,299,268
Ascena Retail Group, Inc. (a)(d)	374,378	6,109,849
Barnes & Noble, Inc. (a)	114,042	1,558,954
bebe stores, Inc. (d)	123,042	711,183

	Shares	Value
Big 5 Sporting Goods Corp.	45,760	$ 765,565
Body Central Corp. (a)	37,768	228,119
Books-A-Million, Inc. (a)(d)	28,953	70,356
Brown Shoe Co., Inc. (d)	119,592	2,681,253
Build-A-Bear Workshop, Inc. (a)	42,241	304,558
Cabela's, Inc. Class A (a)(d)	135,792	8,898,450
Cache, Inc. (a)	37,741	188,328
Chico's FAS, Inc. (d)	466,149	7,271,924
Christopher & Banks Corp. (a)	115,035	637,294
Citi Trends, Inc. (a)	46,530	755,182
Coldwater Creek, Inc. (a)(d)	41,025	98,870
Conn's, Inc. (a)(d)	67,297	4,482,653
CST Brands, Inc. (a)(d)	174,000	5,133,000
Destination Maternity Corp.	34,153	948,429
Destination XL Group, Inc. (a)	117,970	713,719
Dick's Sporting Goods, Inc.	287,684	13,351,414
Dover Saddlery, Inc. (a)	1,537	5,764
DSW, Inc. Class A (d)	95,315	8,205,668
Express, Inc. (a)(d)	248,790	5,222,102
Finish Line, Inc. Class A	158,333	3,318,660
Five Below, Inc. (a)(d)	113,585	4,174,249
Foot Locker, Inc. (d)	437,084	14,074,105
Francescas Holdings Corp. (a)(d)	130,685	3,152,122
Genesco, Inc. (a)(d)	71,761	4,426,218
GNC Holdings, Inc.	211,381	10,752,951
Group 1 Automotive, Inc.	63,374	4,862,687
Guess?, Inc.	178,764	5,452,302
Hastings Entertainment, Inc.	13,630	35,165
Haverty Furniture Companies, Inc.	57,322	1,387,766
hhgregg, Inc. (a)(d)	51,212	927,449
Hibbett Sports, Inc. (a)(d)	77,710	4,025,378
Jos. A. Bank Clothiers, Inc. (a)(d)	85,582	3,404,452
Kirkland's, Inc. (a)	44,730	872,682
Lithia Motors, Inc. Class A (sub. vtg.)	60,696	3,982,872
Lumber Liquidators Holdings, Inc. (a)(d)	78,346	7,789,159
MarineMax, Inc. (a)(d)	68,607	839,750
Mattress Firm Holding Corp. (a)(d)	24,340	1,000,374
Monro Muffler Brake, Inc. (d)	85,807	3,798,676
New York & Co., Inc. (a)	76,247	373,610
Office Depot, Inc. (a)(d)	834,960	3,498,482
OfficeMax, Inc. (d)	257,076	2,794,416
Pacific Sunwear of California, Inc. (a)(d)	152,515	497,199
Penske Automotive Group, Inc. (d)	124,949	4,876,759
Perfumania Holdings, Inc. (a)	10,679	52,754
Pier 1 Imports, Inc.	300,229	6,581,020
RadioShack Corp. (a)(d)	296,457	969,414
Rent-A-Center, Inc. (d)	170,658	6,401,382
Restoration Hardware Holdings, Inc. (d)	77,279	5,373,209
rue21, Inc. (a)(d)	45,263	1,848,994
Sally Beauty Holdings, Inc. (a)	441,801	11,544,260
Sears Hometown & Outlet Stores, Inc. (a)	25,062	803,989
Select Comfort Corp. (a)(d)	160,980	3,976,206
Shoe Carnival, Inc.	42,345	1,075,140
Signet Jewelers Ltd. (d)	235,766	15,654,862
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	113,026	$ 2,462,837
Stage Stores, Inc.	92,018	1,714,295
Stein Mart, Inc.	83,602	1,015,764
Systemax, Inc.	25,296	229,941
Tandy Leather Factory, Inc. (a)	3,074	24,838
The Buckle, Inc. (d)	81,783	4,234,724
The Cato Corp. Class A (sub. vtg.) (d)	81,180	2,042,489
The Children's Place Retail Stores, Inc. (a)(d)	66,414	3,531,897
The Men's Wearhouse, Inc.	139,964	5,269,645
The Pep Boys - Manny, Moe & Jack (a)(d)	157,637	1,770,264
Tile Shop Holdings, Inc. (a)(d)	73,701	1,958,236
Tilly's, Inc. (a)	28,756	397,120
Tractor Supply Co.	203,011	24,842,456
Trans World Entertainment Corp. (d)	29,120	131,914
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	171,952	17,064,516
Vitamin Shoppe, Inc. (a)(d)	89,885	3,785,956
West Marine, Inc. (a)	34,107	387,456
Wet Seal, Inc. Class A (a)	251,975	919,709
Williams-Sonoma, Inc. (d)	249,898	14,096,746
Winmark Corp.	7,287	527,943
Zale Corp. (a)	86,417	1,081,077
Zumiez, Inc. (a)	62,820	1,677,294
		343,690,059
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)(d)	141,121	201,803
Carter's, Inc.	144,619	10,649,743
Charles & Colvard Ltd. (a)	45,090	315,179
Cherokee, Inc.	28,809	342,827
Columbia Sportswear Co. (d)	45,436	2,571,223
Crocs, Inc. (a)(d)	250,894	3,377,033
Crown Crafts, Inc.	2,227	15,990
Culp, Inc.	19,568	374,923
Deckers Outdoor Corp. (a)(d)	100,495	5,902,071
Delta Apparel, Inc. (a)	17,128	282,612
DGSE Companies, Inc. (a)	6,929	19,748
Fifth & Pacific Companies, Inc. (a)	348,379	8,305,355
Forward Industries, Inc. (NY Shares) (a)	18,823	32,940
G-III Apparel Group Ltd. (a)	47,316	2,167,546
Hanesbrands, Inc.	283,928	16,888,037
Iconix Brand Group, Inc. (a)(d)	168,100	5,517,042
Joe's Jeans, Inc. (a)	130,979	163,724
Lakeland Industries, Inc. (a)	25,549	106,028
Maidenform Brands, Inc. (a)	78,925	1,850,002
Michael Kors Holdings Ltd. (a)(d)	511,561	37,901,554
Movado Group, Inc.	54,024	2,301,963
Oxford Industries, Inc. (d)	43,529	2,700,539
Perry Ellis International, Inc.	47,883	877,217

	Shares	Value
Quiksilver, Inc. (a)(d)	390,703	$ 1,933,980
R.G. Barry Corp.	22,932	365,307
Rocky Brands, Inc.	16,536	262,757
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	111,953	3,440,316
Steven Madden Ltd. (a)(d)	117,673	6,354,342
Superior Uniform Group, Inc.	5,649	67,054
Tandy Brands Accessories, Inc. (a)	1,058	635
The Jones Group, Inc.	228,705	3,368,825
Tumi Holdings, Inc. (a)(d)	135,919	2,794,495
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	225,081	16,349,884
Unifi, Inc. (a)	45,178	1,023,282
Vera Bradley, Inc. (a)(d)	62,409	1,225,713
Wolverine World Wide, Inc. (d)	143,145	8,051,906
		148,103,595
TOTAL CONSUMER DISCRETIONARY		1,701,801,437
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	24,672	5,226,516
Coca-Cola Bottling Co. CONSOLIDATED	13,730	862,793
Craft Brew Alliance, Inc. (a)	22,005	264,060
Crystal Rock Holdings, Inc. (a)	4,384	3,770
MGP Ingredients, Inc.	21,690	109,318
National Beverage Corp.	48,005	768,560
Primo Water Corp. (a)(d)	56,566	163,476
REED'S, Inc. (a)(d)	9,804	57,942
		7,456,435
Food & Staples Retailing - 0.6%
Andersons, Inc.	55,059	3,615,174
Arden Group, Inc. Class A	3,147	417,607
Casey's General Stores, Inc. (d)	115,817	7,636,973
Chefs' Warehouse Holdings (a)(d)	27,477	634,444
Crumbs Bake Shop, Inc. (a)(d)	21,400	25,680
Fairway Group Holdings Corp. (d)	42,643	988,465
Fresh Market, Inc. (a)(d)	118,554	5,786,621
Harris Teeter Supermarkets, Inc.	139,467	6,854,803
Ingles Markets, Inc. Class A	40,864	1,021,191
Nash-Finch Co.	43,985	1,074,554
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	25,211	971,884
Pizza Inn Holdings, Inc. (a)(d)	13,090	95,557
PriceSmart, Inc. (d)	53,648	4,612,119
Rite Aid Corp. (a)	2,088,988	7,227,898
Roundy's, Inc.	76,810	648,276
Spartan Stores, Inc.	71,950	1,479,292
Sprouts Farmers Market LLC (d)	64,538	2,385,324
SUPERVALU, Inc. (a)(d)	583,857	4,186,255
Susser Holdings Corp. (a)(d)	52,799	2,519,040
The Pantry, Inc. (a)	64,001	730,251
United Natural Foods, Inc. (a)(d)	148,948	9,030,717
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	15,258	$ 533,877
Weis Markets, Inc.	37,717	1,771,945
		64,247,947
Food Products - 1.9%
Alico, Inc.	8,218	330,857
Annie's, Inc. (a)(d)	46,033	2,114,296
B&G Foods, Inc. Class A (d)	158,266	5,360,469
Boulder Brands, Inc. (a)(d)	177,807	2,766,677
Bunge Ltd.	426,256	32,301,680
Cal-Maine Foods, Inc.	40,627	1,853,810
Calavo Growers, Inc.	37,834	936,770
Chiquita Brands International, Inc. (a)	129,107	1,591,889
Coffee Holding Co., Inc.	4,500	27,630
Darling International, Inc. (a)	343,265	6,944,251
Dean Foods Co. (a)(d)	291,000	5,575,560
Diamond Foods, Inc. (a)(d)	65,224	1,350,137
Dole Food Co., Inc. (a)	108,409	1,487,371
Farmer Brothers Co. (a)	17,793	244,120
Flowers Foods, Inc.	493,626	10,262,485
Fresh Del Monte Produce, Inc.	108,218	3,123,171
Golden Enterprises Ltd.	2,595	9,342
Green Mountain Coffee Roasters, Inc. (a)(d)	361,299	31,183,717
Griffin Land & Nurseries, Inc.	6,082	186,961
Hain Celestial Group, Inc. (a)(d)	136,564	11,168,204
Hillshire Brands Co.	354,411	11,451,019
Ingredion, Inc.	227,073	14,291,975
Inventure Foods, Inc. (a)	25,815	232,851
J&J Snack Foods Corp.	45,744	3,518,628
John B. Sanfilippo & Son, Inc.	24,690	534,539
Lancaster Colony Corp.	57,335	4,229,603
Lifeway Foods, Inc. (d)	17,769	251,787
Limoneira Co. (d)	22,917	497,299
Omega Protein Corp. (a)	55,697	498,488
Pilgrims Pride Corp. (a)(d)	168,873	2,588,823
Pinnacle Foods, Inc. (d)	87,972	2,384,041
Post Holdings, Inc. (a)	100,602	4,295,705
Rocky Mountain Chocolate Factory, Inc.	795	9,707
S&W Seed Co. (a)(d)	19,822	165,117
Sanderson Farms, Inc.	57,378	3,757,111
Seaboard Corp. (d)	896	2,401,280
Seneca Foods Corp. Class A (a)	22,104	651,405
Smithfield Foods, Inc. (a)(d)	362,281	12,147,282
Snyders-Lance, Inc.	144,129	3,877,070
Tootsie Roll Industries, Inc. (d)	74,145	2,223,609
TreeHouse Foods, Inc. (a)	105,652	6,870,550
WhiteWave Foods Co. (d)	340,286	6,506,268
WhiteWave Foods Co. Class B (a)(d)	211,732	4,012,321
		206,215,875

	Shares	Value
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	119,241	$ 746,449
Church & Dwight Co., Inc.	397,153	23,571,031
Energizer Holdings, Inc.	178,952	17,685,826
Harbinger Group, Inc. (a)	49,662	456,394
Ocean Bio-Chem, Inc. (a)	20,307	53,407
Oil-Dri Corp. of America	15,023	465,863
Orchids Paper Products Co.	28,220	775,768
Spectrum Brands Holdings, Inc.	71,677	4,339,326
WD-40 Co. (d)	45,270	2,633,809
		50,727,873
Personal Products - 0.5%
CCA Industries, Inc.	3,083	10,636
Coty, Inc. Class A (a)(d)	160,879	2,622,328
Cyanotech Corp. (a)	3,808	21,820
Elizabeth Arden, Inc. (a)(d)	75,414	2,619,128
Herbalife Ltd. (d)	300,514	18,334,359
Inter Parfums, Inc. (d)	50,974	1,354,379
LifeVantage Corp. (a)(d)	307,054	740,000
Mannatech, Inc. (a)	3,529	97,789
MediFast, Inc. (a)(d)	42,222	1,049,639
Natural Alternatives International, Inc. (a)	20,104	104,139
Nature's Sunshine Products, Inc.	25,452	444,392
Nu Skin Enterprises, Inc. Class A	151,232	12,659,631
Nutraceutical International Corp.	24,021	541,674
Prestige Brands Holdings, Inc. (a)	150,080	4,873,098
Reliv International, Inc.	10,690	23,411
Revlon, Inc. (a)(d)	42,260	945,779
Star Scientific, Inc. (a)(d)	434,462	855,890
Synutra International, Inc. (a)	3,199	15,355
The Female Health Co.	57,839	497,415
United-Guardian, Inc.	5,269	141,420
USANA Health Sciences, Inc. (a)(d)	28,896	2,194,651
		50,146,933
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	849,985
Universal Corp. (d)	69,506	3,407,184
Vector Group Ltd. (d)	204,923	3,346,393
		7,603,562
TOTAL CONSUMER STAPLES		386,398,625
ENERGY - 6.4%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (a)(d)	163,963	9,129,460
Basic Energy Services, Inc. (a)(d)	97,645	1,136,588
Bolt Technology Corp.	27,943	494,032
Bristow Group, Inc.	105,902	6,957,761
C&J Energy Services, Inc. (a)(d)	128,875	2,645,804
Cal Dive International, Inc. (a)(d)	284,336	574,359
Carbo Ceramics, Inc. (d)	57,331	4,677,636
Core Laboratories NV (d)	133,766	20,266,887
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	24,309	$ 872,693
Dresser-Rand Group, Inc. (a)(d)	221,811	13,517,162
Dril-Quip, Inc. (a)	105,393	10,751,140
ENGlobal Corp. (a)	44,577	53,047
Era Group, Inc. (a)	57,006	1,415,459
Exterran Holdings, Inc. (a)(d)	190,986	5,238,746
Forbes Energy Services Ltd. (a)	24,064	112,379
Forum Energy Technologies, Inc. (a)(d)	57,597	1,507,313
Geospace Technologies Corp. (a)(d)	39,797	2,776,239
Global Geophysical Services, Inc. (a)	67,238	169,440
GreenHunter Energy, Inc. (d)	33,031	34,683
Gulf Island Fabrication, Inc.	43,462	1,020,922
Gulfmark Offshore, Inc. Class A (d)	75,241	3,459,581
Helix Energy Solutions Group, Inc. (a)(d)	287,777	7,203,058
Hercules Offshore, Inc. (a)	449,460	3,236,112
Hornbeck Offshore Services, Inc. (a)(d)	91,795	5,000,992
ION Geophysical Corp. (a)(d)	368,370	1,764,492
Key Energy Services, Inc. (a)(d)	463,140	3,089,144
Matrix Service Co. (a)	80,487	1,254,792
McDermott International, Inc. (a)(d)	678,255	5,086,913
Mitcham Industries, Inc. (a)(d)	33,864	594,652
Natural Gas Services Group, Inc. (a)	35,836	982,623
Newpark Resources, Inc. (a)(d)	252,693	2,812,473
Nuverra Environmental Solutions, Inc. (a)(d)	419,744	965,411
Oceaneering International, Inc.	312,857	24,271,446
Oil States International, Inc. (a)	159,895	14,265,832
Parker Drilling Co. (a)	342,825	1,967,816
Patterson-UTI Energy, Inc.	422,683	8,280,360
PHI, Inc. (non-vtg.) (a)(d)	37,596	1,318,868
Pioneer Energy Services Corp. (a)	181,278	1,225,439
RigNet, Inc. (a)(d)	25,413	922,746
RPC, Inc. (d)	207,837	2,967,912
SEACOR Holdings, Inc. (d)	57,003	4,735,809
Superior Energy Services, Inc. (a)(d)	463,757	11,389,872
Tesco Corp. (a)(d)	96,547	1,491,651
TETRA Technologies, Inc. (a)	232,603	2,733,085
TGC Industries, Inc.	38,640	306,802
Tidewater, Inc.	140,652	7,589,582
Transocean Ltd. (United States)	1,047,114	47,256,255
Unit Corp. (a)(d)	135,794	6,253,314
Vantage Drilling Co. (a)(d)	549,147	944,533
Weatherford International Ltd. (a)(d)	2,231,021	33,264,523
Willbros Group, Inc. (a)	147,556	1,344,235
		291,332,073
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)	247,680	624,154
Adams Resources & Energy, Inc.	9,909	602,566
Alon U.S.A. Energy, Inc.	53,551	665,103
Alpha Natural Resources, Inc. (a)(d)	670,924	4,079,218
Amyris, Inc. (a)(d)	109,799	281,085

	Shares	Value
APCO Oil and Gas International, Inc. (a)	49,691	$ 721,016
Approach Resources, Inc. (a)(d)	97,272	2,266,438
Arch Coal, Inc. (d)	658,552	2,943,727
Ardmore Shipping Corp.	39,534	540,034
Athlon Energy, Inc.	54,078	1,503,368
Barnwell Industries, Inc. (a)	11,298	37,848
Berry Petroleum Co. Class A	136,542	5,618,703
Bill Barrett Corp. (a)(d)	142,460	3,067,164
BioFuel Energy Corp. (a)(d)	12,280	47,155
Bonanza Creek Energy, Inc. (a)(d)	66,267	2,630,800
BPZ Energy, Inc. (a)(d)	287,444	655,372
Callon Petroleum Co. (a)	112,852	506,705
Carrizo Oil & Gas, Inc. (a)(d)	104,502	3,580,239
Ceres, Inc. (a)(d)	30,062	35,774
Cheniere Energy, Inc. (a)	696,868	19,505,335
Cimarex Energy Co. (d)	253,256	21,225,385
Clayton Williams Energy, Inc. (a)(d)	25,327	1,247,608
Clean Energy Fuels Corp. (a)(d)	206,668	2,599,883
Cloud Peak Energy, Inc. (a)(d)	181,759	2,860,887
Cobalt International Energy, Inc. (a)	806,064	19,667,962
Comstock Resources, Inc.	127,212	1,857,295
Concho Resources, Inc. (a)(d)	302,480	29,192,345
Contango Oil & Gas Co. (d)	37,986	1,362,178
Continental Resources, Inc. (a)(d)	164,364	15,164,223
Crimson Exploration, Inc. (a)	84,713	249,903
Crosstex Energy, Inc.	142,544	2,781,033
CVR Energy, Inc.	41,466	1,775,574
Delek US Holdings, Inc.	98,630	2,451,942
DHT Holdings, Inc.	27,143	109,929
Diamondback Energy, Inc. (d)	115,699	4,655,728
Double Eagle Petroleum Co. (a)	27,291	89,242
Earthstone Energy, Inc. (a)	4,213	64,501
Emerald Oil, Inc. (a)(d)	124,288	810,358
Endeavour International Corp. (a)(d)	123,754	618,770
Energen Corp.	210,661	13,968,931
Energy XXI (Bermuda) Ltd.	230,114	6,114,129
EPL Oil & Gas, Inc. (a)(d)	101,826	3,445,792
Evolution Petroleum Corp. (a)	51,067	574,504
EXCO Resources, Inc. (d)	410,115	2,985,637
FieldPoint Petroleum Corp. (a)	9,981	45,913
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	8,584
Forest Oil Corp. (a)(d)	336,295	1,869,800
FX Energy, Inc. (a)(d)	156,740	534,483
Gasco Energy, Inc. (a)	14	0
Gastar Exploration Ltd. (a)	171,190	539,249
Gevo, Inc. (a)(d)	61,286	112,766
GMX Resources, Inc. (a)	1	0
Goodrich Petroleum Corp. (a)(d)	78,772	1,689,659
Green Plains Renewable Energy, Inc.	73,502	1,182,647
Gulfport Energy Corp. (a)(d)	198,861	11,732,799
Halcon Resources Corp. (a)(d)	726,967	3,453,093
Hallador Energy Co.	9,553	70,119
Harvest Natural Resources, Inc. (a)(d)	123,448	582,675
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	591,281	$ 26,300,179
Houston American Energy Corp. (a)(d)	98,796	29,836
Hyperdynamics Corp. (a)(d)	56,941	266,484
Isramco, Inc. (a)(d)	2,413	254,330
James River Coal Co. (a)(d)	122,505	259,711
Jones Energy, Inc.	42,997	638,505
KiOR, Inc. Class A (a)	35,682	78,857
Kodiak Oil & Gas Corp. (a)	759,848	7,590,882
Laredo Petroleum Holdings, Inc. (a)(d)	170,418	4,475,177
Lucas Energy, Inc. (a)(d)	25,312	31,134
Magellan Petroleum Corp. (a)	109,622	112,911
Magnum Hunter Resources Corp. (a)(d)	455,095	2,116,192
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	678
Matador Resources Co. (a)(d)	130,548	2,211,483
Mexco Energy Corp. (a)	2,175	13,833
Midstates Petroleum Co., Inc. (a)(d)	91,382	413,047
Miller Energy Resources, Inc. (a)(d)	137,671	861,820
Murphy U.S.A., Inc.	158,000	5,838,100
Northern Oil & Gas, Inc. (a)(d)	167,032	2,151,372
Oasis Petroleum, Inc. (a)(d)	203,911	7,993,311
Pacific Ethanol, Inc. (a)(d)	39,426	147,059
Panhandle Royalty Co. Class A	15,804	449,782
PBF Energy, Inc. Class A (d)	119,351	2,622,141
PDC Energy, Inc. (a)(d)	101,543	5,826,537
Penn Virginia Corp. (a)(d)	180,541	868,402
Petroquest Energy, Inc. (a)(d)	165,233	693,979
PostRock Energy Corp. (a)	17,510	24,864
PrimeEnergy Corp. (a)	1,965	92,945
Pyramid Oil Co. (a)	7,060	31,064
Quicksilver Resources, Inc. (a)(d)	348,241	581,562
Recovery Energy, Inc. (a)(d)	5,111	8,075
Renewable Energy Group, Inc. (a)(d)	52,898	817,274
Rentech, Inc. (d)	686,373	1,324,700
Resolute Energy Corp. (a)(d)	183,571	1,439,197
Rex American Resources Corp. (a)	16,822	496,922
Rex Energy Corp. (a)(d)	118,959	2,474,347
Rosetta Resources, Inc. (a)(d)	178,369	8,299,510
Royale Energy, Inc. (a)(d)	17,323	49,024
Sanchez Energy Corp. (a)(d)	41,525	1,003,244
SandRidge Energy, Inc. (a)(d)	1,006,692	5,184,464
Saratoga Resources, Inc. (a)(d)	38,209	92,848
SemGroup Corp. Class A	120,893	6,400,075
SM Energy Co.	190,960	13,046,387
Solazyme, Inc. (a)(d)	105,988	1,192,365
Stone Energy Corp. (a)(d)	144,380	3,956,012
Swift Energy Co. (a)(d)	128,311	1,447,348
Synergy Resources Corp. (a)(d)	154,050	1,441,908
Syntroleum Corp. (a)(d)	21,880	121,215
Targa Resources Corp.	89,113	6,067,704
Teekay Corp. (d)	111,034	4,435,808

	Shares	Value
Tengasco, Inc. (a)	63,216	$ 24,970
Triangle Petroleum Corp. (a)(d)	200,315	1,332,095
U.S. Energy Corp. (a)	91,127	185,899
Ultra Petroleum Corp. (a)(d)	445,007	9,211,645
Uranium Energy Corp. (a)(d)	234,603	551,317
Uranium Resources, Inc. (a)(d)	43,869	140,819
USEC, Inc. (a)(d)	15,552	255,986
VAALCO Energy, Inc. (a)(d)	163,801	910,734
Verenium Corp. (a)(d)	32,819	75,812
W&T Offshore, Inc. (d)	102,777	1,587,905
Warren Resources, Inc. (a)	189,730	542,628
Western Refining, Inc. (d)	162,282	4,759,731
Westmoreland Coal Co. (a)	26,701	343,642
Whiting Petroleum Corp. (a)(d)	348,877	17,607,822
World Fuel Services Corp. (d)	210,682	8,037,518
ZaZa Energy Corp. (a)(d)	90,988	87,358
Zion Oil & Gas, Inc. (a)(d)	112,487	221,599
		385,759,414
TOTAL ENERGY		677,091,487
FINANCIALS - 21.6%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)(d)	151,515	26,412,095
Arlington Asset Investment Corp. (d)	49,499	1,149,367
Artisan Partners Asset Management, Inc. (d)	32,484	1,558,907
BGC Partners, Inc. Class A (d)	327,030	1,828,098
Calamos Asset Management, Inc. Class A	55,832	553,853
CIFI Corp. (d)	13,714	102,855
Cohen & Steers, Inc. (d)	51,907	1,619,498
Cowen Group, Inc. Class A (a)	250,464	811,503
Diamond Hill Investment Group, Inc.	7,229	793,094
Eaton Vance Corp. (non-vtg.) (d)	348,978	13,453,102
Evercore Partners, Inc. Class A	86,473	3,855,831
FBR & Co. (a)	35,461	951,064
Federated Investors, Inc. Class B (non-vtg.) (d)	273,139	7,418,455
Financial Engines, Inc.	125,535	6,709,846
FXCM, Inc. Class A	73,920	1,403,741
GAMCO Investors, Inc. Class A	14,987	861,453
GFI Group, Inc.	209,271	839,177
Gleacher & Co., Inc. (a)	9,266	124,720
Greenhill & Co., Inc.	78,078	3,700,116
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	41,668	489,182
HFF, Inc.	101,664	2,338,272
ICG Group, Inc. (a)	113,828	1,425,127
Institutional Financial Markets, Inc.	16,813	42,705
INTL FCStone, Inc. (a)(d)	39,230	754,001
Investment Technology Group, Inc. (a)	111,776	1,900,192
Janus Capital Group, Inc. (d)	553,694	4,628,882
JMP Group, Inc.	44,707	287,466
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KCG Holdings, Inc. Class A (d)	265,321	$ 2,302,986
Ladenburg Thalmann Financial Services, Inc. (a)	294,559	491,914
LPL Financial	108,618	3,994,970
Manning & Napier, Inc. Class A	42,186	631,946
Medallion Financial Corp.	52,498	742,322
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	571,813
Piper Jaffray Companies (a)(d)	44,362	1,442,209
Pzena Investment Management, Inc.	50,731	330,259
Raymond James Financial, Inc. (d)	327,734	13,709,113
Safeguard Scientifics, Inc. (a)(d)	55,405	805,589
SEI Investments Co. (d)	381,842	11,363,618
Silvercrest Asset Management Group Class A	16,670	203,874
Stifel Financial Corp. (a)(d)	175,919	7,040,278
SWS Group, Inc. (a)(d)	80,179	420,940
TD Ameritrade Holding Corp.	665,952	17,094,988
Teton Advisors, Inc. (a)	145	3,045
U.S. Global Investments, Inc. Class A	36,632	113,926
Virtus Investment Partners, Inc. (a)(d)	16,630	2,898,609
Waddell & Reed Financial, Inc. Class A (d)	244,606	11,648,138
Walter Investment Management Corp. (a)	101,297	3,716,587
Westwood Holdings Group, Inc.	13,202	627,227
WisdomTree Investments, Inc. (a)(d)	192,575	2,156,840
		168,323,793
Commercial Banks - 4.7%
1st Source Corp.	36,261	934,083
1st United Bancorp, Inc.	71,684	513,257
Access National Corp.	15,817	215,111
ACNB Corp. (d)	11,654	197,768
Ameriana Bancorp	2,223	23,208
American National Bankshares, Inc.	18,331	400,716
American River Bankshares (a)	3,552	30,121
Ameris Bancorp (a)(d)	68,436	1,311,234
AmeriServ Financial, Inc.	14,728	45,804
Ames National Corp. (d)	16,110	325,261
Arrow Financial Corp.	30,885	784,170
Associated Banc-Corp.	491,481	7,839,122
Auburn National Bancorp., Inc.	2,289	54,410
BancFirst Corp.	20,263	1,035,034
Bancorp, Inc., Delaware (a)	100,460	1,588,273
BancorpSouth, Inc. (d)	252,105	4,885,795
Bank of Hawaii Corp.	139,390	7,178,585
Bank of Kentucky Financial Corp.	10,625	286,981
Bank of Marin Bancorp	14,195	559,425
Bank of the Ozarks, Inc. (d)	90,318	4,098,631
BankUnited, Inc. (d)	149,454	4,416,366
Banner Bank	52,864	1,811,121
Bar Harbor Bankshares	9,461	340,596

	Shares	Value
BBCN Bancorp, Inc.	233,041	$ 3,113,428
BCB Bancorp, Inc.	9,297	100,594
Berkshire Bancorp, Inc.	4,024	31,106
BNC Bancorp (d)	67,234	875,387
BOK Financial Corp.	91,499	5,864,171
Boston Private Financial Holdings, Inc.	253,475	2,590,515
Bridge Bancorp, Inc.	17,303	366,131
Bridge Capital Holdings (a)(d)	20,855	334,514
Bryn Mawr Bank Corp.	23,722	598,032
BSB Bancorp, Inc. (a)	19,579	274,106
C & F Financial Corp.	6,736	337,945
Camden National Corp.	17,382	663,297
Capital Bank Financial Corp.:
rights	10,774	0
Series A	39,342	777,005
Capital City Bank Group, Inc. (a)(d)	33,531	399,690
CapitalSource, Inc.	598,498	6,912,652
Cardinal Financial Corp. (d)	85,663	1,408,300
Cascade Bancorp (a)(d)	30,976	185,546
Cathay General Bancorp	225,255	4,960,115
Center Bancorp, Inc.	24,871	347,199
Centerstate Banks of Florida, Inc.	74,902	685,353
Central Pacific Financial Corp.	93,869	1,594,834
Century Bancorp, Inc. Class A (non-vtg.)	7,814	247,235
Chemical Financial Corp.	82,974	2,260,212
Chemung Financial Corp.	11,097	342,231
CIT Group, Inc. (a)	589,502	28,219,461
Citizens & Northern Corp.	30,086	577,651
Citizens Holding Co.	2,280	41,177
City Holding Co. (d)	47,046	1,921,829
City National Corp. (d)	143,819	9,415,830
CNB Financial Corp., Pennsylvania	24,450	409,049
CoBiz, Inc.	133,405	1,195,309
Colony Bankcorp, Inc. (a)	4,518	29,231
Columbia Banking Systems, Inc.	160,693	3,728,078
Commerce Bancshares, Inc.	237,928	10,276,110
Community Bank System, Inc. (d)	135,217	4,494,613
Community Trust Bancorp, Inc.	48,162	1,816,671
CommunityOne Bancorp (a)(d)	21,639	183,715
CU Bancorp (a)(d)	16,798	280,191
Cullen/Frost Bankers, Inc.	175,195	12,410,814
CVB Financial Corp. (d)	271,052	3,453,202
Eagle Bancorp, Inc., Maryland	62,928	1,603,405
East West Bancorp, Inc.	397,316	11,613,547
Eastern Virginia Bankshares, Inc. (a)	3,557	21,378
Enterprise Bancorp, Inc.	14,913	277,084
Enterprise Financial Services Corp.	44,020	727,651
Farmers Capital Bank Corp. (a)	21,180	422,541
Farmers National Banc Corp.	41,229	254,795
Fidelity Southern Corp. (d)	41,731	599,674
Financial Institutions, Inc.	28,782	533,618
First Bancorp, North Carolina	39,369	553,528
First Bancorp, Puerto Rico (a)	290,480	1,856,167
First Busey Corp.	193,866	922,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	17,546	$ 3,548,503
First Commonwealth Financial Corp. (d)	317,896	2,330,178
First Community Bancshares, Inc.	36,337	546,872
First Connecticut Bancorp, Inc.	47,822	669,508
First Financial Bancorp, Ohio	192,588	2,888,820
First Financial Bankshares, Inc. (d)	91,048	5,235,260
First Financial Corp., Indiana	30,489	927,475
First Financial Holdings, Inc.	74,701	4,021,155
First Financial Service Corp. (a)	745	2,682
First Horizon National Corp.	687,427	7,602,943
First Interstate Bancsystem, Inc.	60,841	1,382,916
First M&F Corp. (d)	18,030	291,906
First Merchants Corp.	89,147	1,522,631
First Midwest Bancorp, Inc., Delaware	238,374	3,582,761
First Niagara Financial Group, Inc.	1,020,773	10,309,807
First of Long Island Corp.	17,771	654,506
First Republic Bank	200,302	8,869,373
First Security Group, Inc.	1,070	2,418
First Security Group, Inc. rights (a)	1,070	1,626
First South Bancorp, Inc., Virginia (a)	39,689	253,216
First United Corp. (a)	14,602	124,847
Firstbank Corp., Michigan	8,342	156,996
FirstMerit Corp.	493,010	10,432,092
Flushing Financial Corp.	91,672	1,640,929
FNB Corp., Pennsylvania (d)	458,290	5,531,560
Fulton Financial Corp. (d)	591,595	7,152,384
German American Bancorp, Inc.	31,949	762,623
Glacier Bancorp, Inc. (d)	224,387	5,295,533
Great Southern Bancorp, Inc.	22,484	597,625
Guaranty Bancorp	27,078	320,062
Hampton Roads Bankshares, Inc. (a)(d)	275,254	421,139
Hancock Holding Co.	252,920	8,131,378
Hanmi Financial Corp.	91,634	1,496,383
Hawthorn Bancshares, Inc.	6,989	96,099
Heartland Financial U.S.A., Inc.	37,698	1,024,255
Heritage Commerce Corp.	57,846	397,980
Heritage Financial Corp., Washington	35,332	534,220
Heritage Oaks Bancorp (a)	40,793	254,956
Home Bancshares, Inc. (d)	139,988	3,558,495
Home Federal Bancorp, Inc.	37,371	477,228
HomeTrust Bancshares, Inc. (a)(d)	58,805	961,462
Horizon Bancorp Industries	16,035	347,639
Hudson Valley Holding Corp.	43,646	801,341
IBERIABANK Corp. (d)	93,176	4,876,832
Independent Bank Corp. (a)	22,677	215,432
Independent Bank Corp., Massachusetts (d)	75,015	2,663,783
Independent Bank Group, Inc.	10,732	367,678
International Bancshares Corp.	173,065	3,793,585
Intervest Bancshares Corp. Class A (a)(d)	47,999	334,073
Investors Bancorp, Inc. (d)	159,931	3,329,763

	Shares	Value
Lakeland Bancorp, Inc. (d)	90,484	$ 987,180
Lakeland Financial Corp.	49,282	1,532,670
LCNB Corp. (d)	14,199	274,609
Macatawa Bank Corp. (a)(d)	64,065	286,371
MainSource Financial Group, Inc.	47,324	674,367
MB Financial, Inc. (d)	161,985	4,371,975
MBT Financial Corp. (a)	11,242	45,643
Mercantile Bank Corp.	19,339	386,780
Merchants Bancshares, Inc.	14,012	410,131
Metro Bancorp, Inc. (a)	42,825	814,532
Metrocorp Bancshares, Inc.	39,969	404,486
Middleburg Financial Corp.	14,592	270,973
Midsouth Bancorp, Inc.	24,320	365,773
MidWestOne Financial Group, Inc.	16,620	390,570
Monarch Financial Holdings, Inc.	10,098	125,720
National Bank Holdings Corp.	38,129	745,422
National Bankshares, Inc. (d)	16,169	590,654
National Penn Bancshares, Inc.	360,273	3,617,141
NBT Bancorp, Inc.	145,018	3,106,286
NewBridge Bancorp (a)(d)	47,976	345,427
North Valley Bancorp (a)	6,149	113,695
Northeast Bancorp	15,002	155,796
Northrim Bancorp, Inc.	12,118	273,624
Norwood Financial Corp.	3,054	88,474
OBA Financial Services, Inc. (a)	5,103	94,354
OFG Bancorp (d)	136,051	2,337,356
Ohio Valley Banc Corp.	7,485	154,116
Old National Bancorp, Indiana	309,911	4,072,231
Old Second Bancorp, Inc. (a)	34,774	199,951
OmniAmerican Bancorp, Inc. (a)	29,431	669,555
Orrstown Financial Services, Inc. (a)	18,291	297,595
Pacific Continental Corp.	43,214	543,200
Pacific Mercantile Bancorp (a)	29,298	182,820
Pacific Premier Bancorp, Inc. (a)	35,923	476,698
PacWest Bancorp (d)	119,125	3,960,906
Park National Corp. (d)	42,317	3,219,901
Park Sterling Corp.	124,780	744,937
Patriot National Bancorp, Inc. (a)	14,022	19,491
Peapack-Gladstone Financial Corp.	17,211	286,047
Penns Woods Bancorp, Inc.	11,224	529,661
Peoples Bancorp of North Carolina	1,842	24,370
Peoples Bancorp, Inc.	20,954	439,196
Peoples Financial Corp., Mississippi	7,232	87,796
Pinnacle Financial Partners, Inc. (a)(d)	102,267	2,858,363
Popular, Inc. (a)	305,044	9,474,667
Porter Bancorp, Inc. (a)	3,733	5,376
Preferred Bank, Los Angeles (a)	22,293	358,471
Premier Financial Bancorp, Inc.	6,092	73,287
PrivateBancorp, Inc. (d)	183,925	4,013,244
Prosperity Bancshares, Inc. (d)	147,445	8,817,211
QCR Holdings, Inc.	6,005	95,359
Renasant Corp. (d)	73,633	1,853,343
Republic Bancorp, Inc., Kentucky Class A	30,943	817,205
Republic First Bancorp, Inc. (a)	44,636	153,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	$ 9,788
S&T Bancorp, Inc.	88,169	1,982,039
S.Y. Bancorp, Inc.	33,249	882,761
Sandy Spring Bancorp, Inc.	66,499	1,486,253
SB Financial Group, Inc.	532	4,416
Seacoast Banking Corp., Florida (a)	235,806	485,760
Shore Bancshares, Inc. (a)	20,686	170,660
Sierra Bancorp	31,765	458,051
Signature Bank (a)(d)	137,207	12,035,798
Simmons First National Corp. Class A	49,787	1,205,343
Southern National Bancorp of Virginia, Inc.	12,282	122,083
Southside Bancshares, Inc. (d)	50,322	1,252,011
Southwest Bancorp, Inc., Oklahoma (a)	50,741	732,700
State Bank Financial Corp.	96,506	1,463,031
StellarOne Corp.	65,637	1,344,246
Sterling Bancorp, New York	95,034	1,205,981
Sterling Financial Corp.	93,198	2,255,392
Suffolk Bancorp (a)	26,410	449,234
Summit Financial Group, Inc. (a)	1,800	16,092
Sun Bancorp, Inc., New Jersey (a)	136,043	495,197
Susquehanna Bancshares, Inc.	546,585	6,892,437
SVB Financial Group (a)	134,260	11,116,728
Synovus Financial Corp.	2,852,230	9,098,614
Taylor Capital Group, Inc. (a)(d)	49,339	1,044,013
TCF Financial Corp. (d)	490,004	6,884,556
Texas Capital Bancshares, Inc. (a)(d)	120,431	5,308,598
The First Bancorp, Inc.	21,478	349,662
Tompkins Financial Corp.	34,884	1,513,966
TowneBank (d)	72,900	1,024,245
Trico Bancshares	37,292	764,486
Trustmark Corp.	202,344	5,030,272
Two River Bancorp	1,393	10,643
UMB Financial Corp.	102,442	6,118,861
Umpqua Holdings Corp. (d)	326,220	5,297,813
Union Bankshares, Inc.	388	8,187
Union First Market Bankshares Corp.	60,422	1,292,427
United Bancorp, Inc.	370	2,638
United Bankshares, Inc., West Virginia (d)	150,616	4,182,606
United Community Banks, Inc., Georgia (a)	141,348	2,060,854
United Security Bancshares, Inc. (a)	8,545	72,120
United Security Bancshares, California	7,639	32,695
Univest Corp. of Pennsylvania	39,318	749,401
Valley National Bancorp (d)	579,548	5,847,639
VantageSouth Bancshares, Inc. (a)	11,111	61,333
ViewPoint Financial Group (d)	107,941	2,146,946
Virginia Commerce Bancorp, Inc. (a)	73,866	1,088,046
Washington Banking Co., Oak Harbor	41,106	563,974
Washington Trust Bancorp, Inc. (d)	39,990	1,200,100

	Shares	Value
Webster Financial Corp.	280,128	$ 7,412,187
WesBanco, Inc.	88,913	2,550,914
West Bancorp., Inc.	28,408	357,941
Westamerica Bancorp. (d)	92,239	4,341,690
Westbury Bancorp, Inc.	13,612	187,982
Western Alliance Bancorp. (a)(d)	228,729	3,744,294
Wilshire Bancorp, Inc.	200,643	1,631,228
Wintrust Financial Corp. (d)	113,903	4,515,115
Xenith Bankshares, Inc. (a)	17,541	105,246
Yadkin Financial Corp. (a)(d)	37,226	552,062
		493,185,074
Consumer Finance - 0.3%
Asta Funding, Inc.	25,295	216,272
Atlanticus Holdings Corp. (a)	33,601	124,660
Cash America International, Inc. (d)	82,771	3,540,943
Consumer Portfolio Services, Inc. (a)(d)	34,741	202,887
Credit Acceptance Corp. (a)(d)	32,853	3,533,340
DFC Global Corp. (a)(d)	126,272	1,426,874
Encore Capital Group, Inc. (a)(d)	66,800	2,863,716
EZCORP, Inc. (non-vtg.) Class A (a)(d)	145,636	2,472,899
First Cash Financial Services, Inc. (a)(d)	82,664	4,568,839
First Marblehead Corp. (a)	224,625	179,880
Green Dot Corp. Class A (a)	60,815	1,396,312
Imperial Holdings, Inc. (a)(d)	53,799	364,757
Nelnet, Inc. Class A	76,209	2,886,797
Nicholas Financial, Inc.	1,489	24,047
Portfolio Recovery Associates, Inc. (a)(d)	146,968	7,795,183
QC Holdings, Inc.	15,915	39,788
Regional Management Corp. (a)	10,417	286,259
World Acceptance Corp. (a)(d)	40,711	3,487,711
		35,411,164
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	23,731
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	249,278	11,439,367
Gain Capital Holdings, Inc.	46,117	344,033
ING U.S., Inc.	204,064	5,877,043
Interactive Brokers Group, Inc.	125,631	2,108,088
Life Partners Holdings, Inc. (d)	51,198	105,980
MarketAxess Holdings, Inc.	113,940	5,783,594
Marlin Business Services Corp.	24,373	593,726
MicroFinancial, Inc.	17,898	136,562
MSCI, Inc. Class A (a)(d)	353,529	13,260,873
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	918,542
PHH Corp. (a)(d)	169,343	3,534,188
PICO Holdings, Inc. (a)	67,742	1,428,679
Resource America, Inc. Class A	25,148	187,856
Vector Capital Corp. rights (a)	49,572	1
		45,742,263
Insurance - 4.2%
Alleghany Corp. (a)	49,108	19,009,216
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	102,730	$ 9,423,423
AMBAC Financial Group, Inc. (a)(d)	129,786	2,876,058
American Equity Investment Life Holding Co. (d)	177,325	3,512,808
American Financial Group, Inc.	218,978	11,283,936
American National Insurance Co.	30,161	3,166,000
American Safety Insurance Group Ltd. (a)	25,797	777,264
Amerisafe, Inc.	54,728	1,783,586
Amtrust Financial Services, Inc. (d)	88,090	3,146,575
Arch Capital Group Ltd. (a)(d)	392,947	20,948,005
Argo Group International Holdings, Ltd.	79,061	3,228,851
Arthur J. Gallagher & Co.	369,897	15,291,542
Aspen Insurance Holdings Ltd. (d)	186,844	6,646,041
Assured Guaranty Ltd.	559,204	11,122,568
Axis Capital Holdings Ltd. (d)	318,085	13,674,474
Baldwin & Lyons, Inc. Class B	20,123	474,702
Brown & Brown, Inc.	336,809	10,488,232
Citizens, Inc. Class A (a)(d)	105,942	797,743
CNA Financial Corp.	99,168	3,498,647
CNO Financial Group, Inc.	632,226	8,591,951
Crawford & Co. Class B	71,993	545,707
Donegal Group, Inc. Class A	26,385	355,670
Eastern Insurance Holdings, Inc.	16,085	321,861
eHealth, Inc. (a)(d)	59,193	1,637,870
EMC Insurance Group	12,011	335,107
Employers Holdings, Inc.	110,478	2,928,772
Endurance Specialty Holdings Ltd.	126,146	6,322,438
Enstar Group Ltd. (a)	25,444	3,429,088
Erie Indemnity Co. Class A (d)	74,244	5,476,237
Everest Re Group Ltd.	142,797	19,556,049
FBL Financial Group, Inc. Class A	35,194	1,551,352
Federated National Holding Co.	11,375	112,385
Fidelity National Financial, Inc. Class A (d)	617,958	14,651,784
First Acceptance Corp. (a)	24,679	43,682
First American Financial Corp.	318,662	6,660,036
Fortegra Financial Corp. (a)	15,197	115,801
Global Indemnity PLC (a)	37,631	923,088
Greenlight Capital Re, Ltd. (a)(d)	90,531	2,430,757
Hallmark Financial Services, Inc. (a)	27,548	232,230
Hanover Insurance Group, Inc.	126,299	6,727,948
HCC Insurance Holdings, Inc.	284,906	12,023,033
HCI Group, Inc.	31,967	1,114,689
Health Insurance Innovations	12,600	134,190
Hilltop Holdings, Inc. (a)(d)	121,336	1,900,122
Horace Mann Educators Corp.	122,856	3,238,484
Independence Holding Co.	12,745	178,430
Infinity Property & Casualty Corp.	33,407	2,021,458
Investors Title Co.	2,693	191,903
Kansas City Life Insurance Co.	10,866	474,410

	Shares	Value
Kemper Corp.	162,280	$ 5,509,406
Maiden Holdings Ltd.	152,337	1,992,568
Markel Corp. (a)	37,506	19,154,314
MBIA, Inc. (a)(d)	413,752	4,894,686
Meadowbrook Insurance Group, Inc. (d)	138,036	825,455
Mercury General Corp.	111,088	4,874,541
Montpelier Re Holdings Ltd. (d)	171,990	4,273,952
National Interstate Corp.	39,706	998,606
National Western Life Insurance Co. Class A	7,450	1,475,398
Navigators Group, Inc. (a)(d)	32,730	1,791,313
Old Republic International Corp.	701,363	9,959,355
OneBeacon Insurance Group Ltd.	65,270	932,056
PartnerRe Ltd. (d)	167,642	14,610,000
Phoenix Companies, Inc. (a)(d)	17,250	653,775
Platinum Underwriters Holdings Ltd.	87,615	5,062,395
Primerica, Inc.	137,307	5,098,209
ProAssurance Corp. (d)	181,033	8,533,896
Protective Life Corp.	227,809	9,520,138
Reinsurance Group of America, Inc.	207,409	13,442,177
RenaissanceRe Holdings Ltd. (d)	124,938	10,919,581
RLI Corp.	51,378	4,012,108
Safety Insurance Group, Inc.	37,979	1,904,267
Selective Insurance Group, Inc.	164,806	3,779,002
StanCorp Financial Group, Inc. (d)	129,545	6,777,794
State Auto Financial Corp.	34,984	653,151
Stewart Information Services Corp. (d)	58,186	1,779,910
Symetra Financial Corp.	233,995	4,041,094
Tower Group International Ltd.	117,565	1,661,193
United Fire Group, Inc.	64,088	1,838,685
United Insurance Holdings Corp.	7,545	58,247
Universal Insurance Holdings, Inc. (d)	99,404	733,602
Validus Holdings Ltd.	284,149	9,834,397
W.R. Berkley Corp.	324,513	13,343,975
White Mountains Insurance Group Ltd.	15,566	8,713,069
Willis Group Holdings PLC (d)	503,186	20,771,518
		449,800,036
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	158,981	3,709,027
AG Mortgage Investment Trust, Inc. (d)	87,573	1,537,782
Agree Realty Corp.	35,028	949,259
Alexanders, Inc.	7,463	2,044,340
Alexandria Real Estate Equities, Inc.	202,563	12,492,060
American Assets Trust, Inc.	102,932	3,047,817
American Campus Communities, Inc.	306,004	10,192,993
American Capital Agency Corp. (d)	1,157,621	26,347,454
American Capital Mortgage Investment Corp.	168,630	3,379,345
American Homes 4 Rent Class A (d)	155,240	2,465,211
American Realty Capital Properties, Inc.	538,525	7,221,620
American Residential Properties, Inc. (a)	43,261	738,033
AmREIT, Inc. Class B (d)	50,317	848,848
Annaly Capital Management, Inc. (d)	2,791,657	32,578,637
Anworth Mortgage Asset Corp.	482,431	2,137,169
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc.	109,966	$ 1,651,689
Apollo Residential Mortgage, Inc.	101,348	1,541,503
Arbor Realty Trust, Inc.	114,120	786,287
Ares Commercial Real Estate Corp.	77,569	990,556
Armada Hoffler Properties, Inc. (d)	52,271	490,825
Armour Residential REIT, Inc. (d)	1,103,025	4,610,645
Ashford Hospitality Trust, Inc.	204,831	2,361,701
Associated Estates Realty Corp. (d)	165,707	2,281,785
Aviv REIT, Inc.	38,249	869,017
BioMed Realty Trust, Inc.	542,386	9,985,326
Blackstone Mortgage Trust, Inc.	88,371	2,262,298
Brandywine Realty Trust (SBI) (d)	445,569	5,712,195
BRE Properties, Inc.	220,111	10,563,127
BRT Realty Trust (a)	8,802	63,462
Camden Property Trust (SBI) (d)	244,087	15,082,136
Campus Crest Communities, Inc. (d)	206,807	2,188,018
CapLease, Inc.	256,124	2,179,615
Capstead Mortgage Corp. (d)	310,613	3,646,597
CBL & Associates Properties, Inc.	469,621	9,016,723
Cedar Shopping Centers, Inc.	175,891	858,348
Chatham Lodging Trust	64,003	1,158,454
Chesapeake Lodging Trust	143,877	3,166,733
Chimera Investment Corp.	3,077,423	9,047,624
Colonial Properties Trust (SBI)	240,845	5,320,266
Colony Financial, Inc.	194,607	3,847,380
CommonWealth REIT (d)	348,549	8,556,878
Coresite Realty Corp. (d)	71,084	2,163,086
Corporate Office Properties Trust (SBI)	249,894	5,692,585
Corrections Corp. of America	344,624	11,351,915
Cousins Properties, Inc.	501,958	4,984,443
CubeSmart	362,317	6,032,578
CyrusOne, Inc.	57,228	1,090,766
CYS Investments, Inc. (d)	505,573	3,882,801
DCT Industrial Trust, Inc.	907,781	6,073,055
DDR Corp. (d)	702,756	10,906,773
DiamondRock Hospitality Co. (d)	563,110	5,456,536
Digital Realty Trust, Inc. (d)	374,192	20,805,075
Douglas Emmett, Inc.	395,605	9,138,476
Duke Realty LP (d)	932,399	13,603,701
DuPont Fabros Technology, Inc. (d)	197,938	4,511,007
EastGroup Properties, Inc. (d)	84,668	4,758,342
Education Realty Trust, Inc.	344,355	2,958,009
Ellington Residential Mortgage REIT (d)	20,297	307,297
EPR Properties	135,924	6,657,558
Equity Lifestyle Properties, Inc.	227,368	7,901,038
Equity One, Inc.	182,914	3,888,752
Essex Property Trust, Inc. (d)	110,363	15,816,122
Excel Trust, Inc.	146,940	1,713,320
Extra Space Storage, Inc.	297,289	12,257,225
Federal Realty Investment Trust (SBI) (d)	185,790	18,079,225

	Shares	Value
FelCor Lodging Trust, Inc. (a)	336,253	$ 1,852,754
First Industrial Realty Trust, Inc.	290,944	4,401,983
First Potomac Realty Trust	183,349	2,280,862
Franklin Street Properties Corp. (d)	265,219	3,230,367
General Growth Properties, Inc.	1,302,907	24,989,756
Getty Realty Corp.	107,657	1,965,817
Gladstone Commercial Corp.	42,375	751,733
Glimcher Realty Trust	415,125	4,109,738
Government Properties Income Trust (d)	153,826	3,596,452
Gramercy Property Trust, Inc. (a)	181,520	742,417
Gyrodyne Co. of America, Inc.	2,317	164,275
Hatteras Financial Corp. (d)	285,788	5,229,920
Healthcare Realty Trust, Inc.	272,368	6,125,556
Healthcare Trust of America, Inc.	174,078	1,793,003
Hersha Hospitality Trust	511,028	2,677,787
Highwoods Properties, Inc. (SBI)	260,307	8,793,170
Home Properties, Inc.	159,272	9,189,994
Hospitality Properties Trust (SBI) (d)	402,531	10,876,388
Hudson Pacific Properties, Inc.	135,298	2,699,195
Inland Real Estate Corp.	260,921	2,559,635
Invesco Mortgage Capital, Inc.	406,981	6,230,879
Investors Real Estate Trust (d)	306,321	2,496,516
iStar Financial, Inc. (a)(d)	266,363	2,951,302
JAVELIN Mortgage Investment Corp.	36,878	459,869
Kilroy Realty Corp. (d)	224,258	10,941,548
Kite Realty Group Trust	256,616	1,480,674
LaSalle Hotel Properties (SBI) (d)	277,372	7,358,679
Lexington Corporate Properties Trust (d)	512,702	6,008,867
Liberty Property Trust (SBI)	410,649	14,208,455
LTC Properties, Inc.	102,286	3,623,993
Mack-Cali Realty Corp. (d)	238,524	5,152,118
Medical Properties Trust, Inc.	467,975	5,405,111
MFA Financial, Inc.	1,028,918	7,408,210
Mid-America Apartment Communities, Inc. (d)	120,849	7,451,549
Monmouth Real Estate Investment Corp. Class A	124,637	1,119,240
MPG Office Trust, Inc. (a)(d)	193,026	600,311
National Health Investors, Inc. (d)	74,235	4,075,502
National Retail Properties, Inc.	339,239	10,390,891
New York Mortgage Trust, Inc. (d)	220,889	1,334,170
NorthStar Realty Finance Corp.	680,093	5,957,615
Omega Healthcare Investors, Inc. (d)	330,630	9,389,892
One Liberty Properties, Inc.	35,770	764,405
Orchid Island Capital, Inc.	903	9,572
Parkway Properties, Inc.	117,623	1,923,136
Pebblebrook Hotel Trust (d)	178,039	4,557,798
Pennsylvania Real Estate Investment Trust (SBI)	187,652	3,480,945
PennyMac Mortgage Investment Trust	205,502	4,325,817
Physicians Realty Trust	37,270	419,660
Piedmont Office Realty Trust, Inc. Class A	503,609	8,652,003
PMC Commercial Trust	15,439	142,656
Post Properties, Inc.	156,556	7,081,028
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	122,268	$ 4,714,654
Power (REIT)	1,227	9,816
Preferred Apartment Communities, Inc. Class A	14,165	117,145
PS Business Parks, Inc.	51,803	3,764,524
RAIT Financial Trust (d)	211,971	1,309,981
Ramco-Gershenson Properties Trust (SBI)	173,534	2,512,772
Rayonier, Inc. (d)	363,107	20,058,031
Realty Income Corp.	571,639	22,579,741
Redwood Trust, Inc. (d)	245,171	4,361,592
Regency Centers Corp.	262,261	12,470,511
Resource Capital Corp. (d)	377,035	2,194,344
Retail Opportunity Investments Corp.	182,770	2,365,044
Retail Properties America, Inc.	109,193	1,456,635
Rexford Industrial Realty, Inc.	54,330	716,069
RLJ Lodging Trust	349,645	8,034,842
Rouse Properties, Inc. (d)	72,840	1,350,454
Ryman Hospitality Properties, Inc. (d)	149,123	4,927,024
Sabra Health Care REIT, Inc.	108,405	2,396,835
Saul Centers, Inc.	41,562	1,804,206
Select Income (REIT) (d)	88,846	2,161,623
Senior Housing Properties Trust (SBI) (d)	549,916	12,510,589
Silver Bay Realty Trust Corp. (d)	104,790	1,652,538
SL Green Realty Corp. (d)	260,514	22,714,216
SoTHERLY Hotels, Inc.	27,804	123,728
Sovran Self Storage, Inc. (d)	94,612	6,269,937
Spirit Realty Capital, Inc.	1,003,295	8,738,699
Stag Industrial, Inc.	132,111	2,642,220
Starwood Property Trust, Inc.	465,419	11,602,896
Strategic Hotel & Resorts, Inc. (a)	513,507	4,164,542
Summit Hotel Properties, Inc.	196,813	1,877,596
Sun Communities, Inc. (d)	102,020	4,383,799
Sunstone Hotel Investors, Inc.	459,859	5,532,104
Supertel Hospitality, Inc., Maryland (a)	1,649	10,719
Tanger Factory Outlet Centers, Inc.	271,994	8,391,015
Taubman Centers, Inc.	184,902	12,464,244
Terreno Realty Corp.	59,850	1,050,966
The Geo Group, Inc.	203,454	6,349,799
Trade Street Residential, Inc.	3,743	25,939
Two Harbors Investment Corp.	1,063,204	10,111,070
UDR, Inc. (d)	721,121	16,290,123
UMH Properties, Inc.	45,741	439,114
Universal Health Realty Income Trust (SBI)	41,458	1,662,880
Urstadt Biddle Properties, Inc. Class A	86,921	1,697,567
Washington REIT (SBI)	202,996	4,944,983
Weingarten Realty Investors (SBI)	315,041	9,044,827
Western Asset Mortgage Capital Corp. (d)	72,742	1,135,503
Whitestone REIT Class B	54,655	775,008
Winthrop Realty Trust	91,035	1,081,496

	Shares	Value
WP Carey, Inc. (d)	166,071	$ 10,915,847
ZAIS Financial Corp. (d)	15,500	243,815
		909,545,303
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (a)(d)	129,096	4,643,583
Altisource Portfolio Solutions SA	41,415	5,400,516
Altisource Residential Corp. Class B (a)	65,054	1,232,773
American Realty Investments, Inc. (a)	1,965	8,214
AV Homes, Inc. (a)	31,513	506,729
Consolidated-Tomoka Land Co.	12,368	446,485
Forest City Enterprises, Inc. Class A (a)(d)	418,828	7,497,021
Forestar Group, Inc. (a)(d)	99,469	1,985,401
Gladstone Land Corp.	23,055	384,557
Howard Hughes Corp. (a)	88,109	9,004,740
InterGroup Corp. (a)	336	6,639
Jones Lang LaSalle, Inc.	124,141	10,209,356
Kennedy-Wilson Holdings, Inc. (d)	144,080	2,656,835
Maui Land & Pineapple, Inc. (a)	17,943	76,796
Realogy Holdings Corp. (d)	422,038	17,864,869
Tejon Ranch Co. (a)	43,935	1,305,309
Tejon Ranch Co. warrants 8/31/16 (a)	6,489	24,658
The St. Joe Co. (a)(d)	269,167	5,197,615
Thomas Properties Group, Inc.	96,339	529,865
Transcontinental Realty Investors, Inc. (a)	1,497	13,039
ZipRealty, Inc. (a)	28,991	137,707
		69,132,707
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp. (d)	249,257	3,065,861
Banc of California, Inc.	43,498	578,523
Bank Mutual Corp.	123,703	734,796
BankFinancial Corp.	56,765	476,826
BBX Capital Corp. (a)(d)	42,087	532,821
Beneficial Mutual Bancorp, Inc. (a)	107,032	991,116
Berkshire Hills Bancorp, Inc.	75,995	1,888,476
BofI Holding, Inc. (a)(d)	35,318	2,287,547
Brookline Bancorp, Inc., Delaware	212,443	1,922,609
Camco Financial Corp. (a)	28,595	119,813
Cape Bancorp, Inc.	25,193	226,989
Capitol Federal Financial, Inc.	435,831	5,334,571
CFS Bancorp, Inc.	12,402	135,926
Charter Financial Corp.	19,819	204,334
Cheviot Financial Corp.	44	476
Chicopee Bancorp, Inc.	13,096	231,537
Clifton Savings Bancorp, Inc.	25,210	303,781
Dime Community Bancshares, Inc.	93,604	1,490,176
Doral Financial Corp. (a)	18,344	434,202
Elmira Savings Bank	169	3,794
ESB Financial Corp. (d)	37,377	442,170
ESSA Bancorp, Inc.	32,482	346,258
EverBank Financial Corp. (d)	81,660	1,148,140
Farmer Mac Class C (non-vtg.)	28,644	963,871
First Clover Leaf Financial Corp.	10,566	91,185
First Defiance Financial Corp.	23,633	579,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Federal Bancshares of Arkansas, Inc. (a)	4,711	$ 44,802
First Financial Northwest, Inc.	34,706	369,619
Five Oaks Investment Corp. (d)	28,078	291,450
Flagstar Bancorp, Inc. (a)(d)	65,811	954,260
Fox Chase Bancorp, Inc.	32,985	556,787
Franklin Financial Corp./VA	27,950	500,864
Hampden Bancorp, Inc.	5,136	79,711
Heritage Financial Group, Inc.	17,720	316,302
HF Financial Corp.	632	8,140
HMN Financial, Inc. (a)	2,852	21,447
Home Bancorp, Inc. (a)	15,826	269,992
Home Loan Servicing Solutions Ltd.	195,795	4,464,126
HomeStreet, Inc.	35,323	693,390
HopFed Bancorp, Inc.	11,426	128,885
IF Bancorp, Inc. (a)	11,597	186,016
Impac Mortgage Holdings, Inc. (a)(d)	20,302	192,869
Kearny Financial Corp. (a)	52,612	514,545
Madison County Financial, Inc. (d)	11,541	198,505
Meridian Interstate Bancorp, Inc. (a)	27,315	535,920
Meta Financial Group, Inc. (d)	9,879	311,584
MGIC Investment Corp. (a)(d)	975,659	7,044,258
MutualFirst Financial, Inc.	7,773	117,450
NASB Financial, Inc. (a)(d)	3,724	99,729
Nationstar Mortgage Holdings, Inc. (a)(d)	49,730	2,471,581
New Hampshire Thrift Bancshare	2,906	39,086
New York Community Bancorp, Inc. (d)	1,262,751	18,499,302
Northfield Bancorp, Inc. (d)	80,053	960,636
Northwest Bancshares, Inc. (d)	289,113	3,856,767
Ocean Shore Holding Co.	5,120	75,110
OceanFirst Financial Corp.	36,227	590,862
Ocwen Financial Corp. (a)(d)	339,841	17,141,580
Oneida Financial Corp.	2,810	36,811
Oritani Financial Corp.	125,980	1,953,950
PennyMac Financial Services, Inc. (d)	41,987	716,718
Peoples Federal Bancshares, Inc.	9,219	166,219
Poage Bankshares, Inc.	6,654	100,409
Provident Financial Holdings, Inc.	21,034	373,774
Provident Financial Services, Inc.	172,131	2,785,080
Provident New York Bancorp (d)	124,288	1,265,252
Pulaski Financial Corp. (d)	11,679	117,608
PVF Capital Corp. (a)	37,435	152,360
Radian Group, Inc. (d)	494,296	6,697,711
Riverview Bancorp, Inc. (a)	20,156	54,018
Rockville Financial, Inc.	88,020	1,148,661
Roma Financial Corp. (a)	25,270	453,849
Security National Financial Corp. Class A	21,546	128,630
SI Financial Group, Inc.	15,322	171,147
Simplicity Bancorp, Inc.	22,747	337,111
Southern Missouri Bancorp, Inc.	376	10,340

	Shares	Value
Territorial Bancorp, Inc.	28,348	$ 621,105
TFS Financial Corp. (a)	268,274	2,918,821
Timberland Bancorp, Inc.	12,774	114,583
Tree.com, Inc.	19,805	495,917
Trustco Bank Corp., New York (d)	284,540	1,661,714
United Community Financial Corp. (a)	85,700	345,371
United Financial Bancorp, Inc.	49,450	774,387
Walker & Dunlop, Inc. (a)(d)	49,755	722,940
Washington Federal, Inc.	312,483	6,527,770
Waterstone Financial, Inc. (a)	9,971	97,417
Westfield Financial, Inc.	94,628	622,652
WSFS Financial Corp.	23,324	1,390,110
		119,033,053
TOTAL FINANCIALS		2,290,173,393
HEALTH CARE - 11.1%
Biotechnology - 3.7%
Aastrom Biosciences, Inc. (a)(d)	218,290	61,121
ACADIA Pharmaceuticals, Inc. (a)(d)	211,052	4,212,598
Achillion Pharmaceuticals, Inc. (a)(d)	219,259	1,414,221
Acorda Therapeutics, Inc. (a)(d)	120,923	4,085,988
Aegerion Pharmaceuticals, Inc. (a)(d)	44,877	3,889,938
Agenus, Inc. (a)(d)	72,866	265,961
Agios Pharmaceuticals, Inc. (d)	20,886	492,492
Alkermes PLC (a)(d)	388,303	12,328,620
Alnylam Pharmaceuticals, Inc. (a)(d)	145,765	7,550,627
AMAG Pharmaceuticals, Inc. (a)	64,567	1,527,655
Ambit Biosciences Corp. (d)	22,527	304,565
Amicus Therapeutics, Inc. (a)(d)	103,509	247,387
Anacor Pharmaceuticals, Inc. (a)(d)	87,919	888,861
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	285,447
ARCA biopharma, Inc. (a)	3,372	4,417
Arena Pharmaceuticals, Inc. (a)(d)	649,828	4,165,397
ARIAD Pharmaceuticals, Inc. (a)(d)	540,634	10,055,792
ArQule, Inc. (a)	171,131	477,455
Array BioPharma, Inc. (a)(d)	344,560	1,932,982
Arrowhead Research Corp. (a)(d)	43,536	180,674
Astex Pharmaceuticals, Inc. (a)	250,292	1,639,413
Athersys, Inc. (a)(d)	155,012	272,821
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	244,650
BioCryst Pharmaceuticals, Inc. (a)(d)	144,327	920,806
BioMarin Pharmaceutical, Inc. (a)(d)	404,910	26,509,458
Biospecifics Technologies Corp. (a)	11,833	216,307
Biota Pharmaceuticals, Inc.	20,991	90,261
BioTime, Inc. (a)(d)	88,187	333,347
Bluebird Bio, Inc. (d)	20,438	508,906
Cardium Therapeutics, Inc. (a)(d)	5,313	3,772
Catalyst Pharmaceutical Partners, Inc. (a)(d)	139,457	270,547
Cel-Sci Corp. (a)(d)	556,753	102,443
Cell Therapeutics, Inc. (d)	197,840	217,624
Celldex Therapeutics, Inc. (a)(d)	233,317	5,067,645
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cellular Dynamics International, Inc.	13,046	$ 170,381
Celsion Corp. (a)(d)	167,357	190,787
Cepheid, Inc. (a)(d)	198,359	7,097,285
Chelsea Therapeutics International Ltd. (a)(d)	182,678	542,554
ChemoCentryx, Inc. (a)(d)	53,483	433,212
Chimerix, Inc.	21,721	342,323
Cleveland Biolabs, Inc. (a)(d)	93,847	163,294
Clovis Oncology, Inc. (a)	58,119	3,748,676
Codexis, Inc. (a)(d)	66,590	114,535
Conatus Pharmaceuticals, Inc. (d)	20,891	189,899
Coronado Biosciences, Inc. (a)(d)	64,425	525,064
Cubist Pharmaceuticals, Inc. (d)	188,780	11,961,101
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	236,002	1,033,689
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	172,053
Cytokinetics, Inc. (a)(d)	77,233	808,630
Cytori Therapeutics, Inc. (a)(d)	168,209	353,239
CytRx Corp. (a)(d)	53,802	126,973
DARA BioSciences, Inc. (a)(d)	22,334	11,167
Dendreon Corp. (a)(d)	486,749	1,382,367
Discovery Laboratories, Inc. (a)(d)	139,747	230,583
Durata Therapeutics, Inc. (a)(d)	32,482	273,823
Dyax Corp. (a)(d)	311,442	1,392,146
Dynavax Technologies Corp. (a)(d)	530,055	673,170
Emergent BioSolutions, Inc. (a)	76,991	1,353,502
Enanta Pharmaceuticals, Inc. (d)	12,383	230,076
EntreMed, Inc. (a)	37,512	70,147
Enzon Pharmaceuticals, Inc.	134,828	231,904
Epizyme, Inc. (d)	15,070	418,193
Esperion Therapeutics, Inc.	17,081	275,346
Exact Sciences Corp. (a)(d)	202,588	2,343,943
Exelixis, Inc. (a)(d)	558,290	2,797,033
Fibrocell Science, Inc. (a)(d)	19,240	104,858
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)(d)	44,385	328,005
Galena Biopharma, Inc. (a)(d)	229,872	510,316
Genomic Health, Inc. (a)(d)	52,977	1,669,835
GenVec, Inc. (a)	22,127	6,417
Geron Corp. (a)	347,259	496,580
GTx, Inc. (a)(d)	79,767	123,639
Halozyme Therapeutics, Inc. (a)(d)	244,012	2,027,740
Heat Biologics, Inc.	8,898	88,891
Hemispherx Biopharma, Inc. (a)	433,733	100,192
Hyperion Therapeutics, Inc. (a)(d)	18,970	462,489
iBio, Inc. (a)(d)	102,306	43,992
Idenix Pharmaceuticals, Inc. (a)(d)	297,604	1,422,547
Idera Pharmaceuticals, Inc. (a)	122,733	272,467
ImmunoCellular Therapeutics Ltd. (a)(d)	146,161	416,559
ImmunoGen, Inc. (a)(d)	241,006	3,856,096
Immunomedics, Inc. (a)(d)	228,585	1,360,081

	Shares	Value
Incyte Corp. (a)(d)	406,210	$ 13,766,457
Infinity Pharmaceuticals, Inc. (a)(d)	126,703	2,345,273
Inovio Pharmaceuticals, Inc. (a)(d)	510,791	868,345
Insmed, Inc. (a)(d)	107,814	1,639,851
Insys Therapeutics, Inc. (a)(d)	12,368	346,428
Intercept Pharmaceuticals, Inc.	23,408	1,070,682
InterMune, Inc. (a)(d)	233,320	3,334,143
Intrexon Corp. (d)	37,626	817,613
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	264,634	3,082,986
Isis Pharmaceuticals, Inc. (a)(d)	328,824	8,493,524
IsoRay, Inc. (a)(d)	76,668	46,767
KaloBios Pharmaceuticals, Inc.	2,179	12,137
Keryx Biopharmaceuticals, Inc. (a)(d)	226,923	1,935,653
KYTHERA Biopharmaceuticals, Inc. (d)	13,970	368,808
Lexicon Pharmaceuticals, Inc. (a)(d)	1,509,411	3,758,433
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	59,948	2,882,899
General CVR	26,087	939
Glucagon CVR (a)	26,087	1,722
rights (a)	26,087	483
TR Beta CVR (a)	26,087	117
LipoScience, Inc.	15,054	74,517
Lpath, Inc. (a)	19,435	117,193
MannKind Corp. (a)(d)	457,450	2,648,636
Mast Therapeutics, Inc. (a)	162,935	67,618
Medgenics, Inc. (a)	34,205	142,635
MediciNova, Inc. (a)(d)	47,646	113,397
Medivation, Inc. (a)(d)	219,769	12,423,542
MEI Pharma, Inc. (a)(d)	8,315	62,030
Merrimack Pharmaceuticals, Inc. (a)(d)	56,838	192,112
Metabolix, Inc. (a)(d)	85,270	115,115
MiMedx Group, Inc. (a)(d)	224,655	1,386,121
Momenta Pharmaceuticals, Inc. (a)(d)	146,858	2,069,229
Myriad Genetics, Inc. (a)(d)	234,816	6,145,135
Nanosphere, Inc. (a)(d)	129,557	272,070
Neuralstem, Inc. (a)(d)	166,426	282,924
Neurocrine Biosciences, Inc. (a)(d)	191,599	2,791,597
NewLink Genetics Corp. (a)(d)	48,922	846,840
Northwest Biotherapeutics, Inc. (a)(d)	63,360	218,592
Novavax, Inc. (a)(d)	433,442	1,365,342
NPS Pharmaceuticals, Inc. (a)(d)	272,070	6,828,957
OncoGenex Pharmaceuticals, Inc. (a)(d)	32,237	288,521
OncoMed Pharmaceuticals, Inc. (d)	16,535	268,363
Onconova Therapeutics, Inc. (d)	17,664	429,942
Oncothyreon, Inc. (a)(d)	159,540	269,623
Onyx Pharmaceuticals, Inc. (a)(d)	211,721	26,164,481
Opexa Therapeutics, Inc. (a)(d)	8,319	12,146
Opko Health, Inc. (a)(d)	608,685	5,624,249
Oragenics, Inc. (a)(d)	27,929	87,976
Orexigen Therapeutics, Inc. (a)(d)	275,878	1,892,523
Organovo Holdings, Inc. (a)(d)	196,595	1,122,557
Osiris Therapeutics, Inc. (a)(d)	42,821	747,226
OvaScience, Inc. (a)	30,226	348,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OXiGENE, Inc. (a)	3,950	$ 8,690
Oxygen Biotherapeutics, Inc. (a)	2,330	3,076
PDL BioPharma, Inc. (d)	384,661	3,054,208
Peregrine Pharmaceuticals, Inc. (a)(d)	427,807	586,096
Pharmacyclics, Inc. (a)	153,762	17,144,463
PharmAthene, Inc. (a)(d)	123,056	263,340
Portola Pharmaceuticals, Inc. (d)	28,575	645,795
Progenics Pharmaceuticals, Inc. (a)	174,473	970,070
Prothena Corp. PLC (a)(d)	37,857	758,654
PTC Therapeutics, Inc. (a)(d)	28,558	512,331
Puma Biotechnology, Inc. (a)(d)	25,594	1,296,080
Raptor Pharmaceutical Corp. (a)(d)	174,415	2,361,579
Receptos, Inc.	17,904	283,599
Regulus Therapeutics, Inc. (d)	35,026	330,996
Repligen Corp. (a)(d)	83,675	816,668
Rexahn Pharmaceuticals, Inc. (a)(d)	231,931	90,221
Rigel Pharmaceuticals, Inc. (a)(d)	289,108	910,690
Sangamo Biosciences, Inc. (a)(d)	153,036	1,510,465
Sarepta Therapeutics, Inc. (a)(d)	92,142	3,144,806
Savient Pharmaceuticals, Inc. (a)(d)	212,410	131,694
Seattle Genetics, Inc. (a)(d)	304,435	12,908,044
SIGA Technologies, Inc. (a)(d)	109,876	387,862
Spectrum Pharmaceuticals, Inc. (d)	191,900	1,469,954
StemCells, Inc. (a)(d)	120,758	188,382
Stemline Therapeutics, Inc. (d)	27,001	935,585
Sunesis Pharmaceuticals, Inc. (a)(d)	86,702	417,037
Synageva BioPharma Corp. (a)(d)	28,243	1,324,879
Synergy Pharmaceuticals, Inc. (a)(d)	241,435	1,071,971
Synta Pharmaceuticals Corp. (a)(d)	126,935	748,917
Synthetic Biologics, Inc. (a)	51,943	81,031
Targacept, Inc. (a)	150,431	770,207
Telik, Inc. (a)	3,787	4,469
TESARO, Inc. (a)(d)	38,024	1,314,870
Tetraphase Pharmaceuticals, Inc. (d)	28,686	244,978
TG Therapeutics, Inc. (a)(d)	68,347	411,449
Theravance, Inc. (a)(d)	204,405	7,327,919
Threshold Pharmaceuticals, Inc. (a)(d)	133,997	582,887
Trius Therapeutics, Inc. (a)(d)	94,385	1,290,243
Trovagene, Inc. (a)(d)	57,904	474,813
United Therapeutics Corp. (a)(d)	133,671	9,478,611
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,325,206
Venaxis, Inc. (a)(d)	80,385	114,147
Verastem, Inc. (a)(d)	39,207	539,096
Vertex Pharmaceuticals, Inc. (a)	680,657	51,151,374
Vical, Inc. (a)(d)	181,350	233,942
XOMA Corp. (a)(d)	238,944	1,115,868
Zalicus, Inc. (a)	271,923	193,065
ZIOPHARM Oncology, Inc. (a)(d)	231,660	692,663
		395,533,661
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (d)	61,404	2,405,809

	Shares	Value
Abiomed, Inc. (a)(d)	100,014	$ 2,355,330
Accuray, Inc. (a)(d)	180,179	1,192,785
Alere, Inc. (a)(d)	220,115	6,860,985
Align Technology, Inc. (a)(d)	210,314	9,159,175
Allied Healthcare Products, Inc. (a)	4,954	12,137
Alphatec Holdings, Inc. (a)	230,873	457,129
Analogic Corp. (d)	36,647	2,735,332
Angiodynamics, Inc. (a)(d)	99,901	1,088,921
Anika Therapeutics, Inc. (a)	35,451	820,336
Antares Pharma, Inc. (a)(d)	335,208	1,474,915
ArthroCare Corp. (a)	85,429	2,705,536
Atossa Genetics, Inc.	7,902	36,231
Atricure, Inc. (a)	37,028	325,476
Atrion Corp.	3,566	852,274
Bacterin International Holdings, Inc. (a)(d)	73,764	41,846
Baxano Surgical, Inc. (a)(d)	51,338	89,328
BioLase Technology, Inc. (d)	85,262	145,798
Bovie Medical Corp. (a)	27,980	84,220
BSD Medical Corp. (a)(d)	95,648	144,428
Cantel Medical Corp.	98,934	2,562,391
Cardica, Inc. (a)	38,892	47,059
Cardiovascular Systems, Inc. (a)(d)	62,797	1,288,594
Cerus Corp. (a)(d)	206,071	1,077,751
Chembio Diagnostics, Inc. (a)	4,082	15,185
CONMED Corp.	82,453	2,563,464
Cryolife, Inc.	80,349	487,718
Cutera, Inc. (a)	39,466	369,007
Cyberonics, Inc. (a)(d)	69,680	3,544,622
Cynosure, Inc. Class A (a)	58,456	1,341,565
Delcath Systems, Inc. (a)(d)	289,673	118,766
Derma Sciences, Inc. (a)(d)	37,438	525,630
DexCom, Inc. (a)(d)	210,022	5,681,095
Digirad Corp. (a)	23,301	58,952
Dynatronics Corp. (a)	3,425	11,816
Echo Therapeutics, Inc. (a)(d)	18,765	45,787
Endologix, Inc. (a)(d)	174,812	2,765,526
EnteroMedics, Inc. (a)(d)	152,453	155,502
ERBA Diagnostics, Inc. (a)	7,111	5,760
Escalon Medical Corp. (a)	3,512	5,233
Exactech, Inc. (a)	20,308	386,664
Fonar Corp. (a)(d)	5,489	29,092
Genmark Diagnostics, Inc. (a)(d)	96,782	1,112,993
Globus Medical, Inc.	22,997	405,207
Greatbatch, Inc. (a)	69,670	2,366,690
Haemonetics Corp. (a)(d)	152,470	6,075,930
Hansen Medical, Inc. (a)(d)	164,102	270,768
HeartWare International, Inc. (a)(d)	38,183	3,001,184
Hill-Rom Holdings, Inc. (d)	171,084	5,840,808
Hologic, Inc. (a)(d)	790,311	16,865,237
ICU Medical, Inc. (a)(d)	37,033	2,647,119
IDEXX Laboratories, Inc. (a)(d)	158,143	14,836,976
Insulet Corp. (a)(d)	156,743	5,225,812
Integra LifeSciences Holdings Corp. (a)(d)	64,221	2,609,941
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Invacare Corp. (d)	89,476	$ 1,343,035
Iridex Corp. (a)	9,439	57,200
Kewaunee Scientific Corp.	5,250	84,525
Kips Bay Medical, Inc. (a)	9,803	7,303
LeMaitre Vascular, Inc.	17,157	119,070
MAKO Surgical Corp. (a)(d)	127,458	1,905,497
Masimo Corp. (d)	160,453	3,969,607
Medical Action Industries, Inc. (a)	37,965	194,001
MELA Sciences, Inc. (a)(d)	117,358	76,635
Meridian Bioscience, Inc.	127,713	2,872,265
Merit Medical Systems, Inc. (a)	115,644	1,480,243
Misonix, Inc. (a)	11,163	52,131
Natus Medical, Inc. (a)	90,072	1,184,447
Navidea Biopharmaceuticals, Inc. (a)(d)	359,907	1,054,528
Neogen Corp. (a)	69,937	3,783,592
NeuroMetrix, Inc. (a)	685	1,082
NuVasive, Inc. (a)(d)	127,133	2,990,168
NxStage Medical, Inc. (a)	155,977	1,926,316
OraSure Technologies, Inc. (a)	177,113	846,600
Orthofix International NV (a)	56,449	1,245,829
PhotoMedex, Inc. (a)(d)	37,410	611,279
Quidel Corp. (a)(d)	85,690	2,272,499
ResMed, Inc. (d)	416,707	19,685,239
Retractable Technologies, Inc. (a)	5,601	9,298
Rochester Medical Corp. (a)	30,532	399,664
Rockwell Medical Technologies, Inc. (a)(d)	112,115	619,996
RTI Biologics, Inc. (a)	147,974	492,753
Sirona Dental Systems, Inc. (a)	158,943	10,294,738
Solta Medical, Inc. (a)	159,464	331,685
Staar Surgical Co. (a)	77,715	986,203
Stereotaxis, Inc. (a)(d)	11,645	40,758
Steris Corp.	170,312	6,964,058
SurModics, Inc. (a)	36,089	714,562
Symmetry Medical, Inc. (a)	103,539	812,781
Synergetics U.S.A., Inc. (a)	71,442	300,056
TearLab Corp. (a)(d)	85,204	1,119,581
Teleflex, Inc. (d)	120,681	9,302,091
The Cooper Companies, Inc. (d)	141,948	18,539,828
The Spectranetics Corp. (a)	128,238	2,024,878
Theragenics Corp. (a)	80,225	174,891
ThermoGenesis Corp. (a)	36,219	38,392
Thoratec Corp. (a)	167,605	5,988,527
Tornier NV (a)	82,011	1,556,569
Unilife Corp. (a)(d)	275,347	949,947
Uroplasty, Inc. (a)	38,436	139,138
Utah Medical Products, Inc.	5,647	285,174
Vascular Solutions, Inc. (a)(d)	38,795	611,797
Vermillion, Inc. (a)(d)	42,513	98,205
Vision Sciences, Inc. (a)	22,011	21,131
Volcano Corp. (a)(d)	160,262	3,432,812
West Pharmaceutical Services, Inc.	104,005	7,691,170

	Shares	Value
Wright Medical Group, Inc. (a)(d)	143,128	$ 3,445,091
Zeltiq Aesthetics, Inc. (a)(d)	39,478	315,429
		242,798,129
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(d)	103,999	3,986,282
Accretive Health, Inc. (a)(d)	158,551	1,487,208
Adcare Health Systems, Inc.	10,908	49,086
Addus HomeCare Corp. (a)(d)	22,321	472,759
Air Methods Corp. (d)	102,125	4,178,955
Alliance Healthcare Services, Inc. (a)	29,851	725,379
Almost Family, Inc.	20,720	390,986
Amedisys, Inc. (a)(d)	92,124	1,500,700
American CareSource Holdings, Inc. (a)	2,053	3,613
American Shared Hospital Services (a)	115	328
AMN Healthcare Services, Inc. (a)	133,203	1,811,561
AmSurg Corp. (a)(d)	96,943	3,615,004
Bio-Reference Laboratories, Inc. (a)(d)	70,569	2,041,561
BioScrip, Inc. (a)(d)	179,662	2,191,876
BioTelemetry, Inc. (a)	83,325	701,597
Brookdale Senior Living, Inc. (a)	281,441	7,041,654
Capital Senior Living Corp. (a)	79,865	1,662,789
Centene Corp. (a)(d)	157,088	8,977,579
Chemed Corp. (d)	55,582	3,870,730
Chindex International, Inc. (a)	33,922	573,621
Community Health Systems, Inc.	272,065	10,681,272
Corvel Corp. (a)	35,090	1,155,865
Cross Country Healthcare, Inc. (a)	78,295	442,367
Diversicare Healthcare Services, Inc.	12,213	63,508
Emeritus Corp. (a)	120,693	2,632,314
ExamWorks Group, Inc. (a)(d)	75,796	1,781,206
Five Star Quality Care, Inc. (a)	149,941	778,194
Gentiva Health Services, Inc. (a)(d)	87,294	1,001,262
Hanger, Inc. (a)	98,887	3,036,820
HCA Holdings, Inc.	713,511	27,248,985
Health Management Associates, Inc. Class A (a)	753,570	9,690,910
Health Net, Inc. (a)	231,664	6,991,620
HealthSouth Corp. (d)	259,948	8,177,964
Healthways, Inc. (a)(d)	99,686	1,902,009
Henry Schein, Inc. (a)(d)	249,424	25,204,295
Hooper Holmes, Inc. (a)	128,551	48,849
InfuSystems Holdings, Inc. (a)	5,400	7,398
IPC The Hospitalist Co., Inc. (a)(d)	52,360	2,693,398
Kindred Healthcare, Inc. (d)	169,805	2,496,134
Landauer, Inc.	28,444	1,350,521
LCA-Vision, Inc. (a)	49,197	183,013
LHC Group, Inc. (a)	42,300	957,249
LifePoint Hospitals, Inc. (a)(d)	140,015	6,332,878
Magellan Health Services, Inc. (a)	80,861	4,545,197
MEDNAX, Inc. (a)(d)	144,962	14,114,950
Molina Healthcare, Inc. (a)	80,884	2,700,717
MWI Veterinary Supply, Inc. (a)(d)	36,358	5,529,325
National Healthcare Corp.	33,268	1,534,986
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.:
Class A (a)(d)	27,189	$ 445,628
Class B (d)	8,693	251,749
NeoStem, Inc. (a)(d)	43,537	322,827
Omnicare, Inc. (d)	297,750	16,188,668
Owens & Minor, Inc.	185,131	6,314,818
PDI, Inc. (a)	19,284	98,734
PharMerica Corp. (a)	88,270	1,085,721
Providence Service Corp. (a)	40,157	1,077,814
Psychemedics Corp.	15,744	199,949
RadNet, Inc. (a)	74,982	193,454
Select Medical Holdings Corp.	118,813	1,006,346
Sharps Compliance Corp. (a)(d)	29,684	78,663
Skilled Healthcare Group, Inc. (a)(d)	74,963	362,821
SunLink Health Systems, Inc. (a)	19,190	15,352
Team Health Holdings, Inc. (a)(d)	197,451	7,588,042
The Ensign Group, Inc. (d)	52,566	2,031,676
Triple-S Management Corp. (a)(d)	76,632	1,429,187
U.S. Physical Therapy, Inc.	34,233	942,434
Universal American Spin Corp. (d)	106,211	775,340
Universal Health Services, Inc. Class B	260,525	17,650,569
Vanguard Health Systems, Inc. (a)(d)	106,734	2,236,077
VCA Antech, Inc. (a)(d)	261,785	7,144,113
Wellcare Health Plans, Inc. (a)(d)	125,116	7,966,136
		263,972,592
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	516,138	7,504,647
Arrhythmia Research Technology, Inc. (a)	9,913	26,864
athenahealth, Inc. (a)(d)	107,025	11,290,067
Authentidate Holding Corp. (a)(d)	33,216	30,227
CollabRx, Inc. (a)	177	662
Computer Programs & Systems, Inc. (d)	32,130	1,765,865
Greenway Medical Technologies (a)(d)	44,141	601,200
HealthStream, Inc. (a)(d)	59,006	1,956,049
HMS Holdings Corp. (a)(d)	262,549	6,561,100
iCAD, Inc. (a)	22,614	126,865
MedAssets, Inc. (a)	152,875	3,427,458
Medidata Solutions, Inc. (a)(d)	66,592	5,955,988
Merge Healthcare, Inc. (a)(d)	198,185	525,190
Omnicell, Inc. (a)	104,307	2,267,634
Quality Systems, Inc.	115,719	2,394,226
Simulations Plus, Inc.	26,420	125,759
Streamline Health Solutions, Inc. (a)	23,633	163,540
Vocera Communications, Inc. (a)(d)	16,224	262,991
		44,986,332
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(d)	71,280	677,873
Affymetrix, Inc. (a)(d)	203,417	1,133,033
Albany Molecular Research, Inc. (a)	66,949	737,108
Apricus Biosciences, Inc. (a)(d)	103,681	204,252

	Shares	Value
BG Medicine, Inc. (a)(d)	33,527	$ 30,510
Bio-Rad Laboratories, Inc. Class A (a)	60,825	6,934,658
Bioanalytical Systems, Inc. (a)	4,772	6,204
Bruker BioSciences Corp. (a)	279,438	5,599,938
Cambrex Corp. (a)	87,179	1,188,250
Charles River Laboratories International, Inc. (a)(d)	139,658	6,431,251
CombiMatrix Corp. (a)(d)	13,852	39,617
Covance, Inc. (a)(d)	161,223	13,065,512
Enzo Biochem, Inc. (a)	71,931	175,512
Fluidigm Corp. (a)(d)	62,787	1,284,622
Furiex Pharmaceuticals, Inc. (a)(d)	30,575	1,175,915
Harvard Bioscience, Inc. (a)	61,324	302,941
Illumina, Inc. (a)(d)	362,204	28,193,959
Luminex Corp. (a)	115,050	2,335,515
Mettler-Toledo International, Inc. (a)(d)	87,525	19,275,631
Nanostring Technologies, Inc.	18,609	142,359
NeoGenomics, Inc. (a)(d)	92,898	200,660
Pacific Biosciences of California, Inc. (a)	120,183	502,365
PAREXEL International Corp. (a)(d)	162,514	7,545,525
pSivida Corp. (a)(d)	66,196	239,630
Quintiles Transnational Holdings, Inc.	72,635	3,142,190
Response Genetics, Inc. (a)	8,201	18,452
Sequenom, Inc. (a)(d)	324,864	948,603
Techne Corp.	104,519	8,101,268
VirtualScopics, Inc. (a)	2,167	10,228
		109,643,581
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	56,190	556,843
Acura Pharmaceuticals, Inc. (a)(d)	49,229	71,874
Akorn, Inc. (a)(d)	213,937	3,844,448
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	165,820
Alimera Sciences, Inc. (a)(d)	26,450	94,427
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	509,275
ANI Pharmaceuticals, Inc. (a)(d)	24,842	176,378
Aratana Therapeutics, Inc.	19,847	162,150
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	142,520	2,486,974
AVANIR Pharmaceuticals Class A (a)(d)	433,005	2,208,326
Biodel, Inc. (a)(d)	35,927	169,935
Biodelivery Sciences International, Inc. (a)(d)	85,795	449,566
Cadence Pharmaceuticals, Inc. (a)	176,741	963,238
Cempra, Inc. (a)(d)	57,270	515,430
Columbia Laboratories, Inc. (a)(d)	40,260	322,483
Corcept Therapeutics, Inc. (a)(d)	163,339	271,143
Cornerstone Therapeutics, Inc. (a)	21,886	202,446
Cumberland Pharmaceuticals, Inc. (a)(d)	32,551	144,526
DepoMed, Inc. (a)(d)	169,867	1,217,946
Durect Corp. (a)	232,359	253,271
Endo Health Solutions, Inc. (a)	327,245	13,446,497
Endocyte, Inc. (a)(d)	78,763	1,131,037
Heska Corp.	15,048	79,002
Hi-Tech Pharmacal Co., Inc. (d)	35,059	1,511,393
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Horizon Pharma, Inc. (a)(d)	138,294	$ 349,884
Impax Laboratories, Inc. (a)	190,343	3,879,190
Jazz Pharmaceuticals PLC (a)(d)	148,299	13,004,339
Lannett Co., Inc. (a)	42,561	564,359
Mallinckrodt PLC (a)(d)	170,696	7,450,880
Nektar Therapeutics (a)	336,642	4,100,300
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	103,859
NuPathe, Inc. (a)(d)	56,740	150,928
Ocera Therapeutics, Inc. (a)	3,249	25,570
Omeros Corp. (a)(d)	70,534	354,786
Optimer Pharmaceuticals, Inc. (a)(d)	149,996	1,876,450
Pacira Pharmaceuticals, Inc. (a)(d)	63,891	2,314,132
Pain Therapeutics, Inc.	127,482	335,278
Pernix Therapeutics Holdings, Inc. (a)(d)	25,474	69,799
Pozen, Inc. (a)	81,989	423,883
Questcor Pharmaceuticals, Inc.	170,889	11,394,879
Repros Therapeutics, Inc. (a)(d)	63,223	1,336,534
Sagent Pharmaceuticals, Inc. (a)(d)	44,411	979,707
Salix Pharmaceuticals Ltd. (a)(d)	151,153	10,118,182
Santarus, Inc. (a)(d)	169,426	3,815,474
SciClone Pharmaceuticals, Inc. (a)(d)	150,801	791,705
Sucampo Pharmaceuticals, Inc. Class A (a)	117,975	698,412
Supernus Pharmaceuticals, Inc. (a)(d)	40,527	268,289
The Medicines Company (a)(d)	180,619	5,709,367
TherapeuticsMD, Inc. (a)(d)	98,014	203,869
Transcept Pharmaceuticals, Inc. (a)(d)	34,975	94,083
Ventrus Biosciences, Inc. (a)	45,264	114,065
ViroPharma, Inc. (a)(d)	191,994	5,788,619
VIVUS, Inc. (a)(d)	300,396	3,763,962
Warner Chilcott PLC	512,584	10,994,927
XenoPort, Inc. (a)(d)	139,753	683,392
Zogenix, Inc. (a)(d)	203,253	345,530
		123,059,061
TOTAL HEALTH CARE		1,179,993,356
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.5%
AAR Corp.	128,048	3,212,724
AeroVironment, Inc. (a)(d)	58,230	1,275,819
Alliant Techsystems, Inc.	90,514	8,758,135
American Science & Engineering, Inc.	23,785	1,340,998
API Technologies Corp. (a)	67,799	185,769
Arotech Corp. (a)	21,565	40,327
Ascent Solar Technologies, Inc. (a)(d)	112,670	94,643
Astronics Corp. (a)	31,387	1,460,437
Astrotech Corp. (a)	39,511	30,819

	Shares	Value
BE Aerospace, Inc. (a)	305,572	$ 20,836,955
Breeze Industrial Products Corp. (a)	10,964	97,251
CPI Aerostructures, Inc. (a)(d)	13,911	159,698
Cubic Corp.	61,480	3,086,911
Curtiss-Wright Corp.	138,361	5,777,955
DigitalGlobe, Inc. (a)(d)	214,840	6,488,168
Ducommun, Inc. (a)	28,671	749,747
Engility Holdings, Inc. (a)(d)	53,148	1,788,962
Erickson Air-Crane, Inc. (a)(d)	13,210	202,377
Esterline Technologies Corp. (a)	89,888	6,857,556
Exelis, Inc.	556,702	8,189,086
GenCorp, Inc. (non-vtg.) (a)(d)	181,520	2,735,506
HEICO Corp. (d)	59,150	3,696,875
HEICO Corp. Class A	112,474	5,205,297
Hexcel Corp. (a)	293,039	10,423,397
Huntington Ingalls Industries, Inc.	148,431	9,398,651
Innovative Solutions & Support, Inc. (d)	34,266	256,652
KEYW Holding Corp. (a)(d)	83,166	959,736
Kratos Defense & Security Solutions, Inc. (a)	148,815	1,255,999
LMI Aerospace, Inc. (a)(d)	30,162	364,659
Micronet Enertec Technologies, Inc. (a)	8,571	46,969
Moog, Inc. Class A (a)	136,201	6,919,011
National Presto Industries, Inc. (d)	12,954	893,567
Orbital Sciences Corp. (a)(d)	180,457	3,132,734
SIFCO Industries, Inc.	1,004	19,357
Sparton Corp. (a)(d)	27,651	519,009
Spirit AeroSystems Holdings, Inc. Class A (a)	317,821	7,176,398
Sypris Solutions, Inc.	19,374	59,866
Taser International, Inc. (a)	148,024	1,722,999
Teledyne Technologies, Inc. (a)	112,085	8,649,599
TransDigm Group, Inc. (d)	132,031	18,088,247
Triumph Group, Inc.	149,451	10,755,988
		162,914,853
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	167,461	1,073,425
Atlas Air Worldwide Holdings, Inc. (a)(d)	76,158	3,518,500
Echo Global Logistics, Inc. (a)	43,550	942,858
Forward Air Corp.	91,957	3,386,776
Hub Group, Inc. Class A (a)(d)	107,797	4,004,659
Pacer International, Inc. (a)(d)	104,856	642,767
Park-Ohio Holdings Corp. (a)	26,378	911,887
Radiant Logistics, Inc. (a)	37,185	68,792
UTI Worldwide, Inc. (d)	310,406	5,124,803
XPO Logistics, Inc. (a)(d)	81,201	1,864,375
		21,538,842
Airlines - 1.1%
Alaska Air Group, Inc.	203,923	11,546,120
Allegiant Travel Co. (d)	45,342	4,285,272
Delta Air Lines, Inc.	2,467,080	48,675,488
Hawaiian Holdings, Inc. (a)(d)	198,497	1,389,479
JetBlue Airways Corp. (a)(d)	689,636	4,241,261
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc. (a)	113,680	$ 1,269,806
SkyWest, Inc.	151,170	1,948,581
Spirit Airlines, Inc. (a)	211,254	6,584,787
U.S. Airways Group, Inc. (a)(d)	550,205	8,891,313
United Continental Holdings, Inc. (a)	1,034,845	29,451,689
		118,283,796
Building Products - 0.8%
A.O. Smith Corp. (d)	223,055	9,379,463
AAON, Inc. (d)	82,395	1,921,451
American Woodmark Corp. (a)(d)	29,451	1,026,956
Apogee Enterprises, Inc. (d)	83,503	2,329,734
Armstrong World Industries, Inc. (a)(d)	63,324	3,075,013
Builders FirstSource, Inc. (a)	172,637	980,578
Fortune Brands Home & Security, Inc.	488,912	18,011,518
Gibraltar Industries, Inc. (a)	85,219	1,097,621
Griffon Corp.	134,430	1,482,763
Insteel Industries, Inc.	51,506	823,581
Lennox International, Inc.	130,229	8,940,221
NCI Building Systems, Inc. (a)	62,726	751,457
Nortek, Inc. (a)	47,190	3,159,371
Owens Corning (a)	336,450	12,596,688
Patrick Industries, Inc. (a)	28,942	783,749
PGT, Inc. (a)(d)	97,268	990,188
Ply Gem Holdings, Inc. (d)	50,893	780,699
Quanex Building Products Corp. (d)	116,567	1,939,675
Simpson Manufacturing Co. Ltd. (d)	121,872	3,810,937
Trex Co., Inc. (a)(d)	47,512	2,103,356
Universal Forest Products, Inc.	62,007	2,321,542
USG Corp. (a)(d)	262,634	6,129,878
		84,436,439
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	15,484	330,119
ABM Industries, Inc.	154,705	3,736,126
ACCO Brands Corp. (a)(d)	340,582	2,244,435
Acme United Corp.	1,357	19,093
Acorn Energy, Inc. (d)	65,930	395,580
Amrep Corp. (a)	2,745	27,532
ARC Document Solutions, Inc. (a)	103,685	442,735
Avalon Holdings Corp. Class A (a)	128	609
Casella Waste Systems, Inc. Class A (a)	94,671	498,916
CECO Environmental Corp. (d)	92,175	1,227,771
Cenveo, Inc. (a)(d)	175,472	491,322
Clean Harbors, Inc. (a)(d)	160,221	9,105,359
Command Security Corp. (a)	4,127	5,406
CompX International, Inc. Class A	729	10,111
Consolidated Graphics, Inc. (a)(d)	28,556	1,527,746
Copart, Inc. (a)	314,681	9,997,415
Courier Corp.	28,388	442,853
Covanta Holding Corp. (d)	381,468	8,060,419
Deluxe Corp. (d)	145,615	5,729,950

	Shares	Value
Ecology & Environment, Inc. Class A	5,634	$ 65,016
EnerNOC, Inc. (a)(d)	71,039	1,030,776
Ennis, Inc.	73,201	1,303,710
Food Technology Service, Inc. (a)	11,431	71,444
Fuel Tech, Inc. (a)	72,552	278,600
G&K Services, Inc. Class A	60,363	3,105,073
Healthcare Services Group, Inc. (d)	212,161	5,136,418
Heritage-Crystal Clean, Inc. (a)	21,398	325,036
Herman Miller, Inc.	171,879	4,377,758
HNI Corp.	132,463	4,434,861
Hudson Technologies, Inc. (a)(d)	33,341	64,015
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	25,943
InnerWorkings, Inc. (a)(d)	95,061	976,276
Interface, Inc.	166,175	2,934,651
Intersections, Inc.	42,827	391,867
KAR Auction Services, Inc.	271,999	7,246,053
Kimball International, Inc. Class B	76,201	749,818
Knoll, Inc.	138,345	2,106,994
McGrath RentCorp.	70,537	2,333,364
Metalico, Inc. (a)(d)	92,179	118,911
Mine Safety Appliances Co.	92,699	4,461,603
Mobile Mini, Inc. (a)(d)	116,684	3,544,860
Multi-Color Corp.	37,086	1,161,904
NL Industries, Inc.	19,361	211,616
Performant Financial Corp.	87,212	944,506
Perma-Fix Environmental Services, Inc. (a)	121,671	58,402
Quad/Graphics, Inc.	79,159	2,480,843
R.R. Donnelley & Sons Co. (d)	529,792	8,836,931
Rollins, Inc.	204,124	5,052,069
Schawk, Inc. Class A	27,510	343,875
Standard Parking Corp. (a)	45,771	1,018,405
Standard Register Co. (a)(d)	7,636	79,796
Steelcase, Inc. Class A (d)	227,588	3,304,578
Swisher Hygiene, Inc. (Canada) (a)(d)	364,761	302,752
Team, Inc. (a)(d)	57,988	2,261,532
Tetra Tech, Inc. (a)	190,698	4,344,100
The Brink's Co.	144,676	3,736,981
TMS International Corp.	40,141	698,855
TRC Companies, Inc. (a)	38,382	280,956
UniFirst Corp.	46,300	4,439,244
United Stationers, Inc. (d)	118,674	4,716,105
US Ecology, Inc.	55,220	1,551,130
Versar, Inc. (a)	11,390	57,861
Viad Corp.	61,824	1,395,368
Virco Manufacturing Co. (a)	4,818	11,178
Waste Connections, Inc.	363,491	15,397,479
West Corp.	62,941	1,376,520
		153,439,530
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)(d)	294,165	8,569,026
Aegion Corp. (a)(d)	119,570	2,558,798
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Ameresco, Inc. Class A (a)(d)	51,788	$ 443,305
Argan, Inc.	26,398	468,565
Chicago Bridge & Iron Co. NV	309,998	18,547,180
Comfort Systems U.S.A., Inc.	107,183	1,618,463
Dycom Industries, Inc. (a)	99,803	2,535,994
EMCOR Group, Inc.	196,626	7,391,171
Foster Wheeler AG (a)(d)	294,268	6,821,132
Furmanite Corp. (a)	113,534	1,018,400
Goldfield Corp.	60,575	109,035
Granite Construction, Inc. (d)	106,026	3,002,656
Great Lakes Dredge & Dock Corp. (d)	172,950	1,163,954
Integrated Electrical Services, Inc. (a)	32,747	142,777
KBR, Inc.	432,210	12,905,791
Layne Christensen Co. (a)(d)	55,964	1,063,876
MasTec, Inc. (a)(d)	175,283	5,573,999
Michael Baker Corp.	25,008	1,011,324
MYR Group, Inc. (a)	65,914	1,444,835
Northwest Pipe Co. (a)	26,412	753,798
Orion Marine Group, Inc. (a)	79,780	783,440
Pike Electric Corp.	85,970	954,267
Primoris Services Corp.	107,760	2,422,445
Sterling Construction Co., Inc. (a)	38,185	370,013
Tutor Perini Corp. (a)(d)	104,413	2,002,641
UniTek Global Services, Inc. (a)	33,766	53,013
URS Corp.	224,815	11,132,839
Willdan Group, Inc. (a)	13,349	49,525
		94,912,262
Electrical Equipment - 1.4%
Active Power, Inc. (a)	47,662	168,723
Acuity Brands, Inc. (d)	127,867	10,932,629
Allied Motion Technologies, Inc.	14,531	127,146
Altair Nanotechnologies, Inc. (a)(d)	24,072	57,291
American Superconductor Corp. (a)(d)	131,395	311,406
AMETEK, Inc. (d)	700,128	30,049,494
AZZ, Inc.	73,976	2,777,059
Babcock & Wilcox Co.	326,009	10,103,019
Brady Corp. Class A (d)	138,519	4,571,127
Broadwind Energy, Inc. (a)	35,083	206,288
Capstone Turbine Corp. (a)(d)	961,624	1,067,403
Coleman Cable, Inc.	32,333	615,620
Digital Power Corp. (a)	4,959	3,011
Ecotality, Inc. (a)	70,049	18,913
Encore Wire Corp.	53,748	2,027,912
EnerSys (d)	145,464	7,459,394
Enphase Energy, Inc. (a)(d)	40,205	252,889
Espey Manufacturing & Electronics Corp.	2,487	70,531
Franklin Electric Co., Inc. (d)	116,350	4,179,292
FuelCell Energy, Inc. (a)(d)	446,752	553,972
Generac Holdings, Inc. (d)	198,871	7,873,303
General Cable Corp. (d)	149,667	4,569,334
Global Power Equipment Group, Inc.	46,800	869,544

	Shares	Value
GrafTech International Ltd. (a)(d)	371,614	$ 2,906,021
Hubbell, Inc. Class B	155,845	15,796,449
II-VI, Inc. (a)(d)	162,506	3,133,116
Lime Energy Co. (a)(d)	31,271	18,137
LSI Industries, Inc.	51,035	343,976
MagneTek, Inc. (a)	6,645	117,617
Ocean Power Technologies, Inc. (a)(d)	24,836	39,986
Orion Energy Systems, Inc. (a)	65,072	225,149
Plug Power, Inc. (a)(d)	121,267	64,272
Polypore International, Inc. (a)(d)	135,946	5,811,692
Powell Industries, Inc. (a)(d)	28,189	1,486,406
Power Solutions International, Inc. (a)(d)	14,205	747,751
PowerSecure International, Inc. (a)(d)	56,033	860,107
Preformed Line Products Co.	7,217	497,468
Real Goods Solar, Inc. Class A (a)(d)	28,373	53,341
Regal-Beloit Corp.	130,143	8,290,109
Revolution Lighting Technologies, Inc. (a)(d)	86,571	225,085
Sensata Technologies Holding BV (a)	375,465	13,997,335
SL Industries, Inc.	10,551	247,949
SolarCity Corp.	35,345	1,107,712
Thermon Group Holdings, Inc. (a)(d)	53,241	1,102,089
Ultralife Corp. (a)	43,594	158,682
Universal Security Instruments, Inc. (a)	4,000	18,200
Vicor Corp. (a)	52,357	408,908
Zbb Energy Corp. (a)(d)	174,198	33,777
		146,556,634
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	183,900	12,247,740
Raven Industries, Inc. (d)	109,098	3,186,753
		15,434,493
Machinery - 3.6%
Accuride Corp. (a)(d)	132,658	695,128
Actuant Corp. Class A (d)	210,825	7,530,669
Adept Technology, Inc. (a)	2,678	11,087
AGCO Corp. (d)	283,481	16,033,685
Alamo Group, Inc.	26,680	1,210,205
Albany International Corp. Class A	85,951	2,773,639
Altra Holdings, Inc.	79,668	1,979,750
American Railcar Industries, Inc. (d)	25,287	894,401
Ampco-Pittsburgh Corp.	25,813	420,236
Art's-Way Manufacturing Co., Inc.	9,831	68,817
Astec Industries, Inc.	65,899	2,277,469
Barnes Group, Inc.	138,294	4,324,453
Blount International, Inc. (a)(d)	140,734	1,633,922
Briggs & Stratton Corp.	136,429	2,604,430
Chart Industries, Inc. (a)(d)	88,826	10,142,153
Chicago Rivet & Machine Co.	772	20,744
CIRCOR International, Inc.	52,877	3,039,899
CLARCOR, Inc. (d)	153,973	8,246,794
Colfax Corp. (a)	248,863	12,963,274
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,346,723
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	67,579	$ 473,729
Crane Co.	137,194	7,876,308
Donaldson Co., Inc.	402,878	14,197,421
Douglas Dynamics, Inc. (d)	59,019	829,807
Dynamic Materials Corp.	39,486	870,271
Eastern Co.	11,293	187,803
Energy Recovery, Inc. (a)(d)	121,307	619,879
EnPro Industries, Inc. (a)(d)	60,790	3,463,814
ESCO Technologies, Inc. (d)	80,010	2,452,307
ExOne Co. (d)	16,059	1,100,202
Federal Signal Corp. (a)	187,805	2,191,684
Flow International Corp. (a)	102,629	345,860
FreightCar America, Inc.	47,091	846,696
Global Brass & Copper Holdings, Inc.	23,047	455,178
Gorman-Rupp Co.	41,788	1,461,326
Graco, Inc. (d)	177,185	12,312,586
Graham Corp.	29,585	1,020,978
Greenbrier Companies, Inc. (a)(d)	69,791	1,575,183
Hardinge, Inc.	28,207	408,719
Harsco Corp. (d)	232,775	5,477,196
Hurco Companies, Inc.	14,365	395,181
Hyster-Yale Materials Handling Class A	24,122	1,823,864
IDEX Corp.	237,381	14,093,310
ITT Corp.	255,390	8,389,562
John Bean Technologies Corp.	85,902	1,882,113
Kadant, Inc.	32,033	995,265
Kaydon Corp.	94,019	2,674,841
Kennametal, Inc. (d)	225,088	9,570,742
Key Technology, Inc. (a)	12,346	164,325
L.B. Foster Co. Class A	28,545	1,210,879
Lincoln Electric Holdings, Inc.	241,239	15,084,675
Lindsay Corp. (d)	41,554	3,158,935
Lydall, Inc. (a)	39,995	621,122
Manitex International, Inc. (a)(d)	28,579	287,505
Manitowoc Co., Inc. (d)	379,603	7,584,468
Meritor, Inc. (a)	288,255	2,147,500
MFRI, Inc. (a)	13,428	136,697
Middleby Corp. (a)	55,698	10,356,486
Miller Industries, Inc.	29,446	471,725
Mueller Industries, Inc.	82,438	4,413,731
Mueller Water Products, Inc. Class A	470,250	3,550,388
Navistar International Corp. (a)(d)	231,303	7,926,754
NN, Inc.	44,411	613,316
Nordson Corp. (d)	165,248	11,013,779
Omega Flex, Inc.	5,411	100,104
Oshkosh Truck Corp. (a)(d)	254,836	11,447,233
PMFG, Inc. (a)(d)	42,899	296,861
Proto Labs, Inc. (a)(d)	27,953	1,985,781
RBC Bearings, Inc. (a)	69,711	4,163,838
Rexnord Corp. (a)	117,566	2,256,092
SPX Corp.	133,667	9,896,705

	Shares	Value
Standex International Corp.	37,196	$ 1,985,894
Sun Hydraulics Corp. (d)	76,133	2,332,715
Taylor Devices, Inc. (a)	3,820	33,463
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	49,815	481,711
Tennant Co.	55,361	2,843,895
Terex Corp. (a)(d)	322,173	9,343,017
The L.S. Starrett Co. Class A	14,574	152,007
Timken Co.	228,293	12,798,106
Titan International, Inc. (d)	154,261	2,505,199
Toro Co. (d)	171,446	9,054,063
TriMas Corp. (a)	95,921	3,370,664
Trinity Industries, Inc. (d)	228,629	9,652,716
Twin Disc, Inc.	22,386	590,767
Valmont Industries, Inc. (d)	67,833	9,154,742
Wabash National Corp. (a)(d)	208,685	2,174,498
WABCO Holdings, Inc. (a)	182,305	14,217,967
Wabtec Corp. (d)	281,805	16,491,229
Watts Water Technologies, Inc. Class A (d)	86,173	4,464,623
Woodward, Inc.	174,638	6,734,041
WSI Industries, Inc.	5,668	37,919
Xerium Technologies, Inc. (a)	31,820	343,656
		383,861,094
Marine - 0.2%
Baltic Trading Ltd.	60,265	267,577
Eagle Bulk Shipping, Inc. (a)(d)	42,249	150,829
Genco Shipping & Trading Ltd. (a)(d)	119,131	337,141
International Shipholding Corp.	22,466	535,814
Kirby Corp. (a)(d)	159,770	12,850,301
Matson, Inc. (d)	120,301	3,203,616
Rand Logistics, Inc. (a)(d)	30,737	161,369
		17,506,647
Professional Services - 1.2%
Acacia Research Corp. (d)	147,131	3,232,468
Advisory Board Co. (a)(d)	106,515	5,833,827
Barrett Business Services, Inc.	19,132	1,229,614
CBIZ, Inc. (a)(d)	163,829	1,122,229
CDI Corp.	28,095	380,968
Corporate Executive Board Co. (d)	99,567	6,455,924
CRA International, Inc. (a)	24,437	437,422
CTPartners Executive Search, Inc. (a)	10,063	51,623
DLH Holdings Corp. (a)	2,300	1,978
Dolan Co. (a)	73,005	164,261
Exponent, Inc.	40,644	2,647,144
Franklin Covey Co. (a)	36,884	579,448
FTI Consulting, Inc. (a)(d)	116,706	3,902,649
GP Strategies Corp. (a)	59,546	1,502,941
Heidrick & Struggles International, Inc.	47,268	711,383
Hill International, Inc. (a)	70,728	207,940
Hudson Global, Inc. (a)(d)	73,448	201,248
Huron Consulting Group, Inc. (a)	69,041	3,286,352
ICF International, Inc. (a)	57,847	1,902,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)(d)	145,661	$ 15,607,576
Innovaro, Inc. (a)	10,333	1,292
Insperity, Inc.	68,729	2,192,455
Kelly Services, Inc. Class A (non-vtg.)	84,328	1,534,770
Kforce, Inc.	104,013	1,692,292
Korn/Ferry International (a)	142,199	2,518,344
Lightbridge Corp. (a)(d)	24,428	42,260
Luna Innovations, Inc. (a)	26,569	33,211
Manpower, Inc.	222,488	14,428,347
Mastech Holdings, Inc.	2,512	28,134
MISTRAS Group, Inc. (a)	47,257	861,495
National Technical Systems, Inc. (a)(d)	19,600	447,664
Navigant Consulting, Inc. (a)	153,311	2,092,695
Odyssey Marine Exploration, Inc. (a)(d)	239,959	693,482
On Assignment, Inc. (a)	129,224	3,898,688
Pendrell Corp. (a)(d)	486,872	934,794
RCM Technologies, Inc.	26,829	152,120
Resources Connection, Inc.	127,759	1,563,770
RPX Corp. (a)	74,753	1,172,875
Spherix, Inc. (a)	26	303
Towers Watson & Co.	163,502	13,448,040
TrueBlue, Inc. (a)	118,428	2,880,169
Verisk Analytics, Inc. (a)	425,799	26,476,182
VSE Corp.	11,665	525,392
WageWorks, Inc. (a)	83,870	3,500,734
		130,579,091
Road & Rail - 1.1%
AMERCO	22,290	3,646,644
Arkansas Best Corp. (d)	71,109	1,769,192
Avis Budget Group, Inc. (a)(d)	307,740	8,238,200
Celadon Group, Inc.	66,150	1,199,961
Con-way, Inc. (d)	166,260	6,916,416
Covenant Transport Group, Inc. Class A (a)	20,231	108,236
Genesee & Wyoming, Inc. Class A (a)(d)	142,436	12,332,109
Heartland Express, Inc. (d)	171,278	2,384,190
Hertz Global Holdings, Inc. (a)	1,158,660	27,842,600
J.B. Hunt Transport Services, Inc.	264,842	19,068,624
Knight Transportation, Inc.	179,480	2,921,934
Landstar System, Inc.	138,277	7,556,838
Marten Transport Ltd.	92,034	1,628,081
Old Dominion Freight Lines, Inc. (a)	201,651	8,755,686
P.A.M. Transportation Services, Inc.	12,026	164,636
Patriot Transportation Holding, Inc. (a)	15,144	469,767
Quality Distribution, Inc. (a)	84,923	778,744
Roadrunner Transportation Systems, Inc. (a)	69,445	1,883,348
Saia, Inc. (a)	75,529	2,266,625
Swift Transporation Co. (a)(d)	237,604	4,267,368
U.S.A. Truck, Inc. (a)	17,441	94,879
Universal Truckload Services, Inc.	18,107	456,296

	Shares	Value
Werner Enterprises, Inc. (d)	129,421	$ 2,981,860
YRC Worldwide, Inc. (a)(d)	32,458	552,435
		118,284,669
Trading Companies & Distributors - 1.0%
Aceto Corp.	75,715	1,113,011
AeroCentury Corp. (a)(d)	740	14,941
Air Lease Corp. Class A (d)	221,597	5,717,203
Aircastle Ltd.	191,299	3,118,174
Applied Industrial Technologies, Inc. (d)	121,157	5,769,496
Beacon Roofing Supply, Inc. (a)(d)	139,994	5,085,982
BlueLinx Corp. (a)(d)	73,361	120,312
CAI International, Inc. (a)(d)	44,776	981,490
DXP Enterprises, Inc. (a)	33,811	2,298,472
Edgen Group, Inc. Class A (a)	102,312	754,039
Essex Rental Corp. (a)(d)	27,827	112,978
GATX Corp.	140,877	6,376,093
H&E Equipment Services, Inc. (d)	85,096	2,049,112
HD Supply Holdings, Inc. (a)	183,647	4,176,133
Houston Wire & Cable Co.	39,527	494,878
Kaman Corp. (d)	80,913	2,848,138
Lawson Products, Inc. (a)	23,255	260,456
MRC Global, Inc. (a)	295,722	7,762,703
MSC Industrial Direct Co., Inc. Class A (d)	138,094	10,495,144
Rush Enterprises, Inc. Class A (a)(d)	96,747	2,421,577
TAL International Group, Inc.	96,112	4,113,594
Textainer Group Holdings Ltd. (d)	56,757	1,978,549
Titan Machinery, Inc. (a)(d)	53,212	934,403
Transcat, Inc. (a)	4,695	41,363
United Rentals, Inc. (a)(d)	272,978	14,951,005
Watsco, Inc. (d)	84,950	7,628,510
WESCO International, Inc. (a)(d)	123,140	9,084,038
Willis Lease Finance Corp. (a)	19,324	271,309
		100,973,103
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	123,360	2,359,877
TOTAL INDUSTRIALS		1,551,081,330
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.1%
ADTRAN, Inc. (d)	169,587	4,090,438
Alliance Fiber Optic Products, Inc. (d)	16,947	627,547
Ambient Corp. (a)(d)	4,086	8,785
American Electric Technologies, Inc. (a)	1,200	8,436
Anaren, Inc. (a)	53,781	1,321,937
Arris Group, Inc. (a)	358,694	5,620,735
Aruba Networks, Inc. (a)(d)	319,406	5,311,722
Aviat Networks, Inc. (a)	167,167	424,604
Aware, Inc.	13,571	67,719
Bel Fuse, Inc. Class B (non-vtg.)	23,302	419,436
Black Box Corp.	57,867	1,537,526
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	1,319,668	$ 9,765,543
CalAmp Corp. (a)(d)	90,071	1,476,264
Calix Networks, Inc. (a)	101,619	1,305,804
Ciena Corp. (a)(d)	296,624	5,908,750
Clearfield, Inc. (a)	30,042	378,529
ClearOne, Inc. (a)	5,738	47,052
Communications Systems, Inc.	7,926	95,746
Comtech Telecommunications Corp.	62,000	1,486,140
Digi International, Inc. (a)	61,307	569,542
EchoStar Holding Corp. Class A (a)	120,575	4,854,350
EMCORE Corp. (a)(d)	83,286	323,983
Emulex Corp. (a)	269,759	1,942,265
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,086,597
Finisar Corp. (a)(d)	277,056	5,671,336
Globecomm Systems, Inc. (a)(d)	70,165	975,294
Harmonic, Inc. (a)	331,637	2,344,674
Infinera Corp. (a)(d)	331,052	3,068,852
InterDigital, Inc. (d)	119,090	4,232,459
Ixia (a)(d)	158,794	2,305,689
KVH Industries, Inc. (a)(d)	40,349	514,853
Lantronix, Inc. (a)	2,994	4,371
Meru Networks, Inc. (a)(d)	44,480	153,456
NETGEAR, Inc. (a)(d)	111,096	3,215,118
NumereX Corp. Class A (a)	29,504	303,596
Oclaro, Inc. (a)(d)	227,355	243,270
Oplink Communications, Inc. (a)	53,725	998,748
Optical Cable Corp.	11,466	49,762
Palo Alto Networks, Inc. (a)(d)	96,270	4,622,885
Parkervision, Inc. (a)(d)	254,642	842,865
PC-Tel, Inc.	44,393	360,471
Performance Technologies, Inc. (a)	30,172	82,973
Plantronics, Inc.	128,955	5,570,856
Polycom, Inc. (a)(d)	502,431	4,989,140
Procera Networks, Inc. (a)(d)	56,021	725,472
Relm Wireless Corp. (a)	22,872	59,467
Riverbed Technology, Inc. (a)(d)	469,015	7,241,592
Ruckus Wireless, Inc. (d)	20,502	278,622
ShoreTel, Inc. (a)	171,220	840,690
Sonus Networks, Inc. (a)(d)	833,413	2,875,275
Symmetricom, Inc. (a)	89,223	433,624
Technical Communications Corp.	2,835	18,484
Tellabs, Inc.	991,152	2,200,357
Tessco Technologies, Inc.	20,333	641,709
Ubiquiti Networks, Inc.	48,493	1,700,165
ViaSat, Inc. (a)(d)	119,817	7,635,937
Westell Technologies, Inc. Class A (a)	132,720	394,178
Zhone Technologies, Inc. (a)	84,494	217,150
Zoom Technologies, Inc. (a)(d)	47,286	12,956
		114,505,796

	Shares	Value
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	270,574	$ 13,907,504
Avid Technology, Inc. (a)	81,592	439,781
Concurrent Computer Corp.	24,916	190,857
Cray, Inc. (a)(d)	111,322	2,722,936
Crossroads Systems, Inc. (a)	24,612	40,118
Datalink Corp. (a)(d)	62,850	823,964
Dataram Corp. (a)	3,942	11,314
Diebold, Inc.	183,175	5,180,189
Dot Hill Systems Corp. (a)	145,608	327,618
Electronics for Imaging, Inc. (a)	141,928	4,155,652
Fusion-io, Inc. (a)(d)	200,521	2,143,569
Hauppauge Digital, Inc. (a)	28,370	15,036
Hutchinson Technology, Inc. (a)(d)	81,684	279,359
iGO, Inc. (a)	5,749	19,029
Imation Corp. (a)	90,514	377,443
Immersion Corp. (a)(d)	91,301	1,165,001
Intermec, Inc. (a)(d)	172,600	1,703,562
Interphase Corp. (a)	11,825	59,125
Intevac, Inc. (a)	59,350	355,507
Lexmark International, Inc. Class A	182,222	6,224,704
NCR Corp. (a)	477,438	16,987,244
Novatel Wireless, Inc. (a)	94,259	273,351
OCZ Technology Group, Inc. (a)(d)	230,345	322,483
Overland Storage, Inc. (a)	57,061	70,185
QLogic Corp. (a)	267,344	2,831,173
Quantum Corp. (a)(d)	702,910	1,012,190
Rimage Corp.	32,359	332,327
Silicon Graphics International Corp. (a)(d)	96,537	1,422,955
STEC, Inc. (a)(d)	102,391	697,283
Super Micro Computer, Inc. (a)(d)	83,607	1,073,514
Synaptics, Inc. (a)(d)	92,875	3,590,548
Transact Technologies, Inc.	18,832	167,228
U.S.A. Technologies, Inc. (a)(d)	79,221	146,559
Xplore Technologies Corp. (a)	5,105	20,471
		69,089,779
Electronic Equipment & Components - 1.9%
ADDvantage Technologies Group, Inc. (a)	11,928	28,866
Advanced Photonix, Inc. Class A (a)	41,087	25,071
Aeroflex Holding Corp. (a)	62,535	438,996
Agilysys, Inc. (a)	46,798	528,349
Anixter International, Inc. (a)(d)	75,658	6,321,982
Arrow Electronics, Inc. (a)(d)	302,655	14,049,245
Audience, Inc. (a)(d)	22,271	232,955
Avnet, Inc.	401,834	15,494,719
AVX Corp.	163,123	2,099,393
Badger Meter, Inc.	45,332	2,043,567
Belden, Inc.	130,297	7,390,446
Benchmark Electronics, Inc. (a)	158,358	3,479,125
CDW Corp. (a)	81,276	1,782,383
Checkpoint Systems, Inc. (a)	118,706	1,741,417
ClearSign Combustion Corp. (a)(d)	18,162	147,294
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Cognex Corp.	120,850	$ 6,886,033
Coherent, Inc.	75,116	4,216,261
Control4 Corp.	13,781	279,479
CTS Corp.	97,836	1,361,877
CUI Global, Inc. (a)	32,828	196,968
Daktronics, Inc.	101,262	1,082,491
Digital Ally, Inc. (a)	4,790	53,648
Dolby Laboratories, Inc. Class A (d)	144,708	4,548,172
DTS, Inc. (a)(d)	52,729	1,057,744
Dynasil Corp. of America (a)	9,408	5,739
Echelon Corp. (a)	76,899	161,488
Electro Rent Corp.	50,058	850,986
Electro Scientific Industries, Inc.	67,517	742,012
eMagin Corp.	60,537	177,979
Fabrinet (a)	78,730	1,099,071
FARO Technologies, Inc. (a)(d)	49,501	1,837,972
FEI Co. (d)	121,713	9,527,694
Frequency Electronics, Inc.	13,041	138,365
Giga-Tronics, Inc. (a)	4,585	6,052
GSI Group, Inc. (a)	10,633	89,636
I. D. Systems Inc. (a)	33,896	212,528
Identive Group, Inc. (a)	118,347	93,494
IEC Electronics Corp. (a)	18,101	67,155
Image Sensing Systems, Inc. (a)	2,863	20,012
Ingram Micro, Inc. Class A (a)	442,310	9,775,051
Insight Enterprises, Inc. (a)	134,113	2,562,899
Intelli-Check, Inc. (a)(d)	25,728	15,180
IntriCon Corp. (a)	1,667	6,618
InvenSense, Inc. (a)(d)	102,444	1,830,674
IPG Photonics Corp. (d)	82,850	4,454,016
Iteris, Inc. (a)	52,448	94,931
Itron, Inc. (a)(d)	117,181	4,389,600
KEMET Corp. (a)(d)	129,653	531,577
KEY Tronic Corp. (a)	23,864	236,492
LGL Group, Inc. (a)	3,009	17,181
LGL Group, Inc. warrants 8/6/18 (a)	15,045	1,505
LightPath Technologies, Inc. Class A (a)(d)	13,246	18,942
Littelfuse, Inc.	66,654	4,917,066
LoJack Corp. (a)	47,516	151,101
LRAD Corp. (a)	62,271	94,652
Maxwell Technologies, Inc. (a)(d)	96,283	851,142
Measurement Specialties, Inc. (a)	46,231	2,188,576
Mercury Systems, Inc. (a)(d)	90,243	787,821
Mesa Laboratories, Inc.	6,514	423,801
Methode Electronics, Inc. Class A	104,602	2,498,942
MicroVision, Inc. (a)	62,948	134,709
MOCON, Inc.	7,499	107,311
MTS Systems Corp.	46,468	2,795,980
Multi-Fineline Electronix, Inc. (a)	21,997	331,275
Napco Security Technolgies, Inc. (a)	17,472	87,011
National Instruments Corp. (d)	281,743	7,818,368

	Shares	Value
Navarre Corp. (a)(d)	81,755	$ 279,602
Neonode, Inc. (a)(d)	65,768	437,357
NetList, Inc. (a)(d)	52,442	41,429
Newport Corp. (a)	112,428	1,724,646
OSI Systems, Inc. (a)	54,365	3,952,336
Par Technology Corp. (a)	27,309	117,975
Parametric Sound Corp. (a)(d)	12,840	204,413
Park Electrochemical Corp.	53,792	1,433,019
PC Connection, Inc.	46,557	691,371
PC Mall, Inc. (a)	21,739	212,825
Perceptron, Inc.	25,360	267,802
Planar Systems, Inc. (a)	44,256	81,874
Plexus Corp. (a)	100,450	3,288,733
Pulse Electronics Corp. (a)(d)	9,108	36,523
RadiSys Corp. (a)	67,810	229,876
RealD, Inc. (a)(d)	124,761	1,021,793
Research Frontiers, Inc. (a)(d)	45,641	195,800
RF Industries Ltd.	13,982	87,527
Richardson Electronics Ltd.	36,856	405,416
Rofin-Sinar Technologies, Inc. (a)	86,601	1,947,656
Rogers Corp. (a)	53,596	2,972,970
Sanmina Corp. (a)	242,216	3,940,854
ScanSource, Inc. (a)	84,661	2,622,798
Sigmatron International, Inc. (a)	762	3,292
Superconductor Technologies, Inc. (a)	11,800	18,290
SYNNEX Corp. (a)(d)	80,422	3,820,849
Tech Data Corp. (a)	116,935	5,748,525
Trimble Navigation Ltd. (a)(d)	752,541	19,001,660
TTM Technologies, Inc. (a)	153,011	1,459,725
Uni-Pixel, Inc. (a)(d)	29,629	575,099
Universal Display Corp. (a)(d)	118,550	4,103,016
Viasystems Group, Inc. (a)	12,420	175,370
Vishay Intertechnology, Inc. (a)(d)	392,951	4,813,650
Vishay Precision Group, Inc. (a)(d)	29,699	419,647
Wayside Technology Group, Inc.	460	5,860
Wireless Telecom Group, Inc. (a)	11,376	19,908
Zygo Corp. (a)	47,625	657,701
		204,656,272
Internet Software & Services - 2.8%
Active Network, Inc. (a)(d)	109,841	1,076,442
Angie's List, Inc. (a)(d)	99,927	2,094,470
AOL, Inc. (d)	226,309	7,452,355
Autobytel, Inc. (a)	18,975	111,763
Bankrate, Inc. (a)(d)	117,310	2,017,732
Bazaarvoice, Inc. (a)(d)	118,397	1,266,848
Blucora, Inc. (a)(d)	120,381	2,410,028
Bridgeline Digital, Inc. (a)(d)	24,241	24,241
Brightcove, Inc. (a)(d)	42,905	401,162
BroadVision, Inc. (a)	7,417	75,505
Carbonite, Inc. (a)	42,143	649,002
ChannelAdvisor Corp. (a)(d)	19,146	586,251
comScore, Inc. (a)	102,141	2,909,997
Constant Contact, Inc. (a)(d)	93,209	1,783,088
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc. (a)(d)	93,065	$ 4,793,778
CoStar Group, Inc. (a)(d)	79,524	11,810,109
Crexendo, Inc. (a)	12,555	40,176
DealerTrack Holdings, Inc. (a)(d)	135,249	5,354,508
Demand Media, Inc. (a)(d)	122,276	792,348
Demandware, Inc. (a)(d)	25,020	1,052,842
Dice Holdings, Inc. (a)(d)	145,947	1,215,739
Digital River, Inc. (a)	103,713	1,792,161
E2open, Inc. (a)(d)	18,146	367,094
EarthLink, Inc.	353,573	1,739,579
eGain Communications Corp. (a)(d)	32,997	445,460
Equinix, Inc. (a)(d)	144,402	25,088,403
Facebook, Inc. Class A (a)(d)	1,624,692	67,067,286
Global Eagle Entertainment, Inc. (a)(d)	125,987	1,112,465
GlowPoint, Inc. (a)	51,449	77,688
Gogo, Inc. (d)	38,042	429,875
IAC/InterActiveCorp (d)	220,676	10,832,985
Internap Network Services Corp. (a)(d)	155,466	1,133,347
Internet Media Services, Inc. (a)	7,375	18
Internet Patents Corp. (a)	283	965
IntraLinks Holdings, Inc. (a)	118,223	924,504
Inuvo, Inc. (a)	37,507	43,508
iPass, Inc. (a)	125,462	225,832
j2 Global, Inc. (d)	126,512	6,229,451
Limelight Networks, Inc. (a)	156,398	315,924
LinkedIn Corp. (a)	203,017	48,732,201
Liquidity Services, Inc. (a)(d)	73,422	2,176,228
LivePerson, Inc. (a)	154,763	1,442,391
Local Corp. (a)(d)	49,826	77,230
LogMeIn, Inc. (a)	65,430	1,949,160
LookSmart Ltd. (a)	44,306	28,843
Marchex, Inc. Class B	55,429	379,689
Marin Software, Inc. (d)	23,736	313,315
Marketo, Inc. (d)	17,820	625,126
Mediabistro, Inc. (a)	5,114	8,234
MeetMe, Inc. (a)(d)	65,453	112,579
Millennial Media, Inc. (a)(d)	36,951	242,029
Monster Worldwide, Inc. (a)(d)	344,947	1,552,262
Move, Inc. (a)	113,344	1,643,488
NIC, Inc. (d)	176,641	3,932,029
Onvia.com, Inc. (a)	2,326	12,305
OpenTable, Inc. (a)(d)	65,190	4,859,263
Pandora Media, Inc. (a)(d)	292,017	5,378,953
Perficient, Inc. (a)	101,290	1,633,808
QuinStreet, Inc. (a)	78,393	682,803
Rackspace Hosting, Inc. (a)(d)	321,919	14,428,410
RealNetworks, Inc. (a)	63,414	485,117
Reis, Inc. (a)(d)	22,987	393,767
Responsys, Inc. (a)	88,532	1,270,434
SciQuest, Inc. (a)(d)	49,402	1,027,562
Selectica, Inc. (a)	2,268	12,655

	Shares	Value
Shutterstock, Inc. (d)	15,353	$ 762,123
Spark Networks, Inc. (a)(d)	50,449	351,125
SPS Commerce, Inc. (a)(d)	40,564	2,528,760
Stamps.com, Inc. (a)	52,541	2,200,417
Support.com, Inc. (a)	144,855	744,555
Synacor, Inc. (a)(d)	40,770	106,817
TechTarget, Inc. (a)	30,780	137,279
Textura Corp.	15,620	592,779
TheStreet.com, Inc. (a)	58,323	128,311
Travelzoo, Inc. (a)	22,916	618,961
Tremor Video, Inc.	25,546	203,346
Trulia, Inc. (d)	76,574	3,179,352
United Online, Inc.	296,507	2,327,580
Unwired Planet, Inc. (d)	227,390	420,672
Unwired Planet, Inc. rights (a)	227,390	3,519
ValueClick, Inc. (a)(d)	204,364	4,324,342
Vocus, Inc. (a)(d)	57,794	534,017
Web.com Group, Inc. (a)(d)	85,039	2,399,801
WebMD Health Corp. (a)(d)	146,078	4,589,771
World Energy Solutions, Inc. (a)	2,295	7,505
XO Group, Inc. (a)	69,721	833,863
Xoom Corp. (d)	23,852	641,380
Yelp, Inc. (a)	48,389	2,515,260
YuMe, Inc.	17,622	149,435
Zillow, Inc. (a)(d)	41,766	4,028,331
Zix Corp. (a)	180,557	778,201
		294,252,312
IT Services - 2.4%
Acxiom Corp. (a)(d)	226,895	5,645,148
Alliance Data Systems Corp. (a)(d)	140,547	27,505,048
Amdocs Ltd.	464,691	17,128,510
Analysts International Corp. (a)	4,541	29,017
Blackhawk Network Holdings, Inc. (d)	30,888	757,065
Booz Allen Hamilton Holding Corp. Class A	114,430	2,314,919
Broadridge Financial Solutions, Inc.	349,680	10,406,477
CACI International, Inc. Class A (a)(d)	70,267	4,735,996
Cardtronics, Inc. (a)	135,098	4,686,550
Cass Information Systems, Inc.	27,691	1,453,224
Ciber, Inc. (a)	189,863	691,101
Computer Task Group, Inc. (d)	39,786	711,374
Convergys Corp. (d)	306,627	5,405,834
CoreLogic, Inc. (a)	276,794	7,113,606
CSG Systems International, Inc.	101,506	2,389,451
CSP, Inc.	3,555	25,312
DST Systems, Inc.	81,991	5,851,698
Dynamics Research Corp. (a)	25,485	180,434
Edgewater Technology, Inc. (a)	11,761	64,568
EPAM Systems, Inc. (a)(d)	44,634	1,427,395
Euronet Worldwide, Inc. (a)(d)	139,774	4,801,237
EVERTEC, Inc.	75,469	1,801,445
ExlService Holdings, Inc. (a)	76,938	2,085,789
FleetCor Technologies, Inc. (a)	191,110	19,705,352
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc.	40,505	$ 1,335,855
Gartner, Inc. Class A (a)(d)	275,993	15,999,314
Genpact Ltd. (d)	399,086	7,682,406
Global Cash Access Holdings, Inc. (a)	196,080	1,509,816
Global Payments, Inc.	221,257	10,542,896
Hackett Group, Inc.	102,623	657,813
Heartland Payment Systems, Inc. (d)	103,120	3,810,284
Higher One Holdings, Inc. (a)(d)	93,065	690,542
iGate Corp. (a)	97,307	2,272,118
Information Services Group, Inc. (a)	60,946	209,045
Innodata, Inc. (a)	58,124	158,679
Jack Henry & Associates, Inc.	253,647	12,656,985
Lender Processing Services, Inc.	248,232	7,918,601
Lionbridge Technologies, Inc. (a)	163,491	573,853
ManTech International Corp. Class A	72,705	2,068,457
Mattersight Corp. (a)(d)	15,883	59,561
Maximus, Inc.	198,388	7,441,534
ModusLink Global Solutions, Inc. (a)	101,501	285,218
MoneyGram International, Inc. (a)	60,820	1,232,213
NCI, Inc. Class A (a)	29,120	156,957
NeuStar, Inc. Class A (a)(d)	188,562	9,529,923
Newtek Business Services, Inc. (a)	5,503	13,868
Official Payments Holdings, Inc. (a)	27,138	225,245
PFSweb, Inc. (a)	60,946	310,825
Planet Payment, Inc. (a)	109,491	267,158
PRG-Schultz International, Inc. (a)	64,364	390,689
Sapient Corp. (a)	330,999	4,948,435
ServiceSource International, Inc. (a)	153,327	1,856,790
StarTek, Inc. (a)	22,269	138,290
Sykes Enterprises, Inc. (a)	115,645	1,969,434
Syntel, Inc.	52,484	3,772,025
Teletech Holdings, Inc. (a)	95,903	2,346,746
The Management Network Group, Inc. (a)	2,929	7,879
Unisys Corp. (a)(d)	134,117	3,374,384
Vantiv, Inc. (a)	315,936	8,343,870
VeriFone Systems, Inc. (a)(d)	315,554	6,254,280
Virtusa Corp. (a)	60,259	1,586,017
WEX, Inc. (a)(d)	115,858	9,272,116
WidePoint Corp. (a)	102,981	95,865
WPCS International, Inc. (a)(d)	5,571	18,997
		258,901,533
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	152,778	6,966,677
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)(d)	100,985	1,840,957
AEHR Test Systems (a)	9,000	14,040
Aetrium, Inc. (a)	6,743	2,225
Amkor Technology, Inc. (a)(d)	362,049	1,451,816
Amtech Systems, Inc. (a)	19,914	122,670
ANADIGICS, Inc. (a)(d)	240,051	441,694

	Shares	Value
Applied Micro Circuits Corp. (a)	213,753	$ 2,299,982
Atmel Corp. (a)(d)	1,266,193	9,192,561
ATMI, Inc. (a)	90,303	2,216,939
Avago Technologies Ltd.	638,345	24,582,666
Axcelis Technologies, Inc. (a)	317,596	628,840
AXT, Inc. (a)	91,754	212,869
Brooks Automation, Inc.	194,085	1,707,948
BTU International, Inc. (a)	13,926	42,196
Cabot Microelectronics Corp. (a)(d)	72,370	2,614,004
Cascade Microtech, Inc. (a)	15,468	120,341
Cavium, Inc. (a)(d)	147,888	5,615,307
Ceva, Inc. (a)(d)	66,154	1,199,372
Cirrus Logic, Inc. (a)(d)	186,126	4,187,835
Cohu, Inc.	56,455	560,598
Cree, Inc. (a)(d)	342,990	19,032,515
CVD Equipment Corp. (a)(d)	12,898	144,716
CyberOptics Corp. (a)	9,297	53,458
Cypress Semiconductor Corp. (d)	389,077	4,404,352
Diodes, Inc. (a)(d)	108,797	2,709,045
DSP Group, Inc. (a)	48,701	309,251
Entegris, Inc. (a)	389,320	3,659,608
Entropic Communications, Inc. (a)(d)	256,517	1,072,241
Exar Corp. (a)	135,619	1,657,264
Fairchild Semiconductor International, Inc. (a)	375,247	4,581,766
FormFactor, Inc. (a)	166,247	1,009,119
Freescale Semiconductor Holdings I Ltd. (a)(d)	147,765	2,115,995
GigOptix, Inc. (a)	52,290	54,905
GSI Technology, Inc. (a)	45,956	304,229
GT Advanced Technologies, Inc. (a)(d)	355,304	2,295,264
Hittite Microwave Corp. (a)(d)	84,765	5,184,227
Ikanos Communications, Inc. (a)	170,185	209,328
Inphi Corp. (a)(d)	54,877	698,035
Integrated Device Technology, Inc. (a)(d)	452,674	3,942,791
Integrated Silicon Solution, Inc. (a)(d)	79,011	822,505
Intermolecular, Inc. (a)(d)	45,789	274,276
International Rectifier Corp. (a)(d)	215,723	5,151,465
Intersil Corp. Class A	376,659	3,905,954
Intest Corp.	34,005	135,000
IXYS Corp.	66,867	619,857
Kopin Corp. (a)	161,243	532,102
Kulicke & Soffa Industries, Inc. (a)	219,474	2,427,382
Lattice Semiconductor Corp. (a)	344,944	1,641,933
LTX-Credence Corp. (a)	130,903	531,466
M/A-COM Technology Solutions, Inc. (a)	36,240	592,886
Marvell Technology Group Ltd.	1,256,790	15,219,727
Mattson Technology, Inc. (a)	171,493	368,710
Maxim Integrated Products, Inc. (d)	849,867	23,664,547
MaxLinear, Inc. Class A (a)	67,105	565,024
MEMSIC, Inc. (a)	20,654	86,747
Micrel, Inc.	147,855	1,360,266
Microsemi Corp. (a)	274,251	7,059,221
Mindspeed Technologies, Inc. (a)(d)	116,865	363,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc.	158,546	$ 3,971,577
Monolithic Power Systems, Inc. (d)	91,913	2,814,376
MoSys, Inc. (a)(d)	126,676	461,101
Nanometrics, Inc. (a)(d)	57,481	821,403
NeoPhotonics Corp. (a)	56,859	363,898
NVE Corp. (a)	12,321	607,672
Omnivision Technologies, Inc. (a)(d)	165,713	2,560,266
ON Semiconductor Corp. (a)(d)	1,304,326	9,443,320
PDF Solutions, Inc. (a)	72,364	1,436,425
Peregrine Semiconductor Corp. (d)	18,129	199,600
Pericom Semiconductor Corp. (a)	65,839	462,848
Photronics, Inc. (a)(d)	185,593	1,351,117
Pixelworks, Inc. (a)	35,295	129,886
PLX Technology, Inc. (a)	108,735	592,606
PMC-Sierra, Inc. (a)	581,843	3,624,882
Power Integrations, Inc.	84,800	4,419,776
QuickLogic Corp. (a)(d)	107,749	255,365
Rambus, Inc. (a)(d)	321,079	2,620,005
RF Micro Devices, Inc. (a)(d)	833,442	4,133,872
Rubicon Technology, Inc. (a)(d)	48,879	596,813
Rudolph Technologies, Inc. (a)(d)	99,712	1,032,019
Semtech Corp. (a)(d)	198,217	5,891,009
Sigma Designs, Inc. (a)	83,209	393,579
Silicon Image, Inc. (a)	218,964	1,186,785
Silicon Laboratories, Inc. (a)(d)	114,423	4,427,026
Skyworks Solutions, Inc. (a)(d)	550,673	13,965,067
Spansion, Inc. Class A (a)	142,425	1,476,947
STR Holdings, Inc. (a)	118,407	196,556
SunEdison, Inc. (a)(d)	665,121	4,895,291
SunPower Corp. (a)(d)	103,185	2,217,446
Supertex, Inc.	28,132	648,724
Tessera Technologies, Inc.	158,731	2,911,127
TriQuint Semiconductor, Inc. (a)	472,937	3,565,945
Ultra Clean Holdings, Inc. (a)	70,388	468,080
Ultratech, Inc. (a)(d)	82,271	2,326,624
Veeco Instruments, Inc. (a)(d)	116,340	4,085,861
Vitesse Semiconductor Corp. (a)	153,383	412,600
Volterra Semiconductor Corp. (a)	77,567	1,777,836
		270,560,817
Software - 3.8%
Accelrys, Inc. (a)(d)	155,195	1,402,963
ACI Worldwide, Inc. (a)(d)	115,121	5,602,939
Activision Blizzard, Inc.	1,239,648	20,231,055
Actuate Corp. (a)	139,392	968,774
Advent Software, Inc. (d)	116,952	3,156,534
American Software, Inc. Class A	56,018	449,264
ANSYS, Inc. (a)(d)	273,133	22,937,709
Aspen Technology, Inc. (a)(d)	271,471	9,075,276
Astea International, Inc. (a)	13,242	33,105
Asure Software, Inc. (a)	1,517	7,024
Blackbaud, Inc.	136,107	4,902,574

	Shares	Value
Bottomline Technologies, Inc. (a)(d)	107,226	$ 2,918,692
BroadSoft, Inc. (a)(d)	81,579	2,626,028
BSQUARE Corp. (a)	30,361	85,011
Cadence Design Systems, Inc. (a)(d)	807,948	10,883,060
Callidus Software, Inc. (a)	116,069	892,571
Cinedigm Digital Cinema Corp. (a)	50,701	73,009
CommVault Systems, Inc. (a)(d)	125,709	10,538,185
Compuware Corp.	627,774	6,698,349
Comverse, Inc.	65,480	1,980,770
Concur Technologies, Inc. (a)(d)	133,439	13,039,659
Cover-All Technologies, Inc. (a)	2,815	3,547
Cyan, Inc. (d)	28,568	265,682
Datawatch Corp. (a)	9,391	224,445
Digimarc Corp.	13,961	265,399
Document Security Systems, Inc. (a)(d)	51,596	72,750
Ebix, Inc. (d)	93,247	1,060,218
Ellie Mae, Inc. (a)(d)	34,300	996,072
Envivio, Inc. (a)	37,039	91,857
EPIQ Systems, Inc.	103,997	1,273,963
ePlus, Inc.	12,135	630,413
Evolving Systems, Inc.	12,044	101,170
FactSet Research Systems, Inc. (d)	119,123	12,192,239
Fair Isaac Corp.	104,455	5,231,106
FalconStor Software, Inc. (a)	102,011	102,011
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	389,392	7,709,962
Gigamon, Inc. (a)(d)	21,222	717,304
Globalscape, Inc.	6,122	9,428
Glu Mobile, Inc. (a)(d)	154,509	373,912
GSE Systems, Inc. (a)	33,148	51,379
Guidance Software, Inc. (a)(d)	41,724	351,316
Guidewire Software, Inc. (a)(d)	85,753	3,941,208
Imperva, Inc. (a)(d)	35,771	1,688,391
Infoblox, Inc. (a)	115,628	4,035,417
Informatica Corp. (a)(d)	311,033	11,125,650
Interactive Intelligence Group, Inc. (a)(d)	45,117	2,657,391
Jive Software, Inc. (a)(d)	79,171	980,929
Liquid Holdings Group, Inc.	11,100	79,476
Majesco Entertainment Co. (a)	169,132	111,610
Mandalay Digital Group, Inc. (a)	57,864	139,452
Manhattan Associates, Inc. (a)(d)	59,488	5,205,200
Marlborough Software Development Holdings, Inc. (a)	3,682	298
Mentor Graphics Corp.	282,443	6,258,937
MICROS Systems, Inc. (a)(d)	231,724	11,331,304
MicroStrategy, Inc. Class A (a)(d)	25,593	2,349,693
Mitek Systems, Inc. (a)(d)	72,082	372,664
Model N, Inc. (d)	21,246	306,155
Monotype Imaging Holdings, Inc. (d)	118,771	3,058,353
NetScout Systems, Inc. (a)(d)	107,422	2,668,362
NetSol Technologies, Inc. (a)(d)	25,363	249,065
NetSuite, Inc. (a)(d)	83,446	8,297,036
Nuance Communications, Inc. (a)(d)	741,372	14,152,791
Parametric Technology Corp. (a)	366,763	9,561,511
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Park City Group, Inc. (a)	22,900	$ 169,460
Peerless Systems Corp. (a)	15,698	58,240
Pegasystems, Inc.	53,395	1,967,606
Progress Software Corp. (a)	171,703	4,199,855
Proofpoint, Inc. (a)(d)	46,988	1,353,724
PROS Holdings, Inc. (a)	58,154	1,907,451
QAD, Inc. Class B	24,367	268,524
QLIK Technologies, Inc. (a)(d)	215,946	7,080,869
Qualys, Inc.	27,299	545,707
Rally Software Development Corp.	33,558	866,803
RealPage, Inc. (a)(d)	112,073	2,321,032
Rosetta Stone, Inc. (a)(d)	51,040	788,058
Rovi Corp. (a)	304,935	5,467,485
SeaChange International, Inc. (a)	69,895	698,950
ServiceNow, Inc. (a)(d)	38,513	1,805,489
Silver Spring Networks, Inc. (d)	15,724	320,612
Smith Micro Software, Inc. (a)(d)	72,854	65,226
SolarWinds, Inc. (a)	178,379	6,501,915
Solera Holdings, Inc.	202,320	10,443,758
Sonic Foundry, Inc. (a)	2,194	20,624
Sourcefire, Inc. (a)	88,622	6,687,416
Splunk, Inc. (a)	77,102	4,256,801
SS&C Technologies Holdings, Inc. (a)(d)	165,455	5,855,452
Synchronoss Technologies, Inc. (a)(d)	82,228	2,826,999
Synopsys, Inc. (a)(d)	457,002	16,570,893
Tableau Software, Inc. (d)	25,379	1,835,155
Take-Two Interactive Software, Inc. (a)	263,354	4,835,179
Tangoe, Inc. (a)(d)	90,798	1,887,690
TeleCommunication Systems, Inc. Class A (a)	140,898	363,517
TeleNav, Inc. (a)	41,916	227,185
TIBCO Software, Inc. (a)	455,458	10,266,023
TiVo, Inc. (a)(d)	367,740	4,291,526
Tyler Technologies, Inc. (a)(d)	80,926	5,979,622
Ultimate Software Group, Inc. (a)(d)	82,785	11,607,285
Vasco Data Security International, Inc. (a)	74,254	586,607
Verint Systems, Inc. (a)	162,547	5,388,433
VirnetX Holding Corp. (a)(d)	128,239	2,481,425
VMware, Inc. Class A (a)(d)	250,022	21,039,351
Voltari Corp. (a)(d)	11,296	60,998
Vringo, Inc. (a)(d)	188,894	591,238
Wave Systems Corp. Class A (a)(d)	76,840	102,197
Workday, Inc. Class A (d)	67,229	4,876,119
Zynga, Inc. (a)(d)	1,421,912	4,024,011
		402,290,127
TOTAL INFORMATION TECHNOLOGY		1,621,223,313

	Shares	Value
MATERIALS - 5.1%
Chemicals - 2.4%
A. Schulman, Inc. (d)	84,532	$ 2,278,983
Advanced Emissions Solutions, Inc. (a)	36,134	1,411,033
Albemarle Corp.	249,045	15,532,937
American Pacific Corp. (a)(d)	20,080	983,719
American Vanguard Corp. (d)	71,068	1,782,385
Arabian American Development Co. (a)	42,258	329,612
Ashland, Inc.	213,413	18,611,748
Axiall Corp. (d)	201,759	8,076,413
Balchem Corp. (d)	87,899	4,206,846
BioAmber, Inc. (a)	1,374	6,279
Cabot Corp.	175,926	7,035,281
Calgon Carbon Corp. (a)(d)	158,880	2,732,736
Celanese Corp. Class A	463,192	22,807,574
Chase Corp.	12,286	365,140
Chemtura Corp. (a)	286,956	6,290,076
Clean Diesel Technologies, Inc. (a)(d)	33,479	53,232
Core Molding Technologies, Inc. (a)	11,521	107,837
Cytec Industries, Inc.	106,380	7,955,096
Ferro Corp. (a)	260,011	1,911,081
Flotek Industries, Inc. (a)(d)	137,545	2,722,016
FutureFuel Corp.	47,416	765,294
GSE Holding, Inc. (a)	16,500	38,280
H.B. Fuller Co.	149,794	5,585,818
Hawkins, Inc.	23,388	867,227
Huntsman Corp.	552,115	9,662,013
Innophos Holdings, Inc. (d)	65,679	3,216,301
Intrepid Potash, Inc. (d)	152,551	1,897,734
KMG Chemicals, Inc.	19,780	466,017
Koppers Holdings, Inc. (d)	61,881	2,399,126
Kraton Performance Polymers, Inc. (a)(d)	95,100	1,764,105
Kronos Worldwide, Inc. (d)	67,675	1,002,267
Landec Corp. (a)	84,086	1,109,935
LSB Industries, Inc. (a)	58,631	1,760,103
Marrone Bio Innovations, Inc.	16,210	213,162
Material Sciences Corp. (a)	23,734	233,780
Minerals Technologies, Inc.	101,502	4,506,689
NewMarket Corp.	31,937	8,756,487
Northern Technologies International Corp. (a)	1,103	16,457
Olin Corp. (d)	223,128	5,154,257
OM Group, Inc. (a)(d)	91,847	2,610,292
OMNOVA Solutions, Inc. (a)	136,164	1,051,186
Penford Corp. (a)	33,122	448,803
PolyOne Corp.	287,345	7,764,062
Quaker Chemical Corp.	38,616	2,562,558
Rockwood Holdings, Inc.	221,356	14,135,794
RPM International, Inc.	380,828	12,940,535
Senomyx, Inc. (a)(d)	114,790	368,476
Sensient Technologies Corp.	154,370	6,400,180
Stepan Co.	52,088	2,939,847
Taminco Corp. (d)	49,002	967,790
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Scotts Miracle-Gro Co. Class A	111,949	$ 5,900,832
TOR Minerals International, Inc. (a)	3,831	41,451
Tredegar Corp.	70,775	1,581,821
Tronox Ltd. Class A (d)	66,127	1,412,473
Valhi, Inc.	64,947	1,280,755
Valspar Corp.	239,589	14,892,852
W.R. Grace & Co. (a)	205,127	16,481,954
Westlake Chemical Corp.	57,000	5,767,260
Zep, Inc.	66,805	940,614
Zoltek Companies, Inc. (a)(d)	83,484	1,155,419
		256,260,030
Construction Materials - 0.3%
Eagle Materials, Inc.	134,485	8,628,558
Headwaters, Inc. (a)(d)	220,228	1,885,152
Martin Marietta Materials, Inc.	131,084	12,590,618
Texas Industries, Inc. (a)(d)	63,505	3,727,744
U.S. Concrete, Inc. (a)	37,119	726,790
United States Lime & Minerals, Inc. (a)	7,538	443,385
		28,002,247
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)(d)	13,400	1,048,416
Aptargroup, Inc. (d)	195,092	11,473,361
Berry Plastics Group, Inc.	226,721	5,216,850
Boise, Inc.	281,806	2,409,441
Crown Holdings, Inc. (a)	401,831	17,463,575
Graphic Packaging Holding Co. (a)	537,797	4,469,093
Greif, Inc. Class A	90,875	4,895,436
MOD-PAC Corp. (sub. vtg.) (a)	3,740	30,818
Myers Industries, Inc.	100,702	1,869,029
Packaging Corp. of America (d)	277,110	14,697,914
Rock-Tenn Co. Class A	209,224	23,246,879
Silgan Holdings, Inc.	135,947	6,413,979
Sonoco Products Co.	293,061	10,910,661
UFP Technologies, Inc. (a)	15,846	326,903
		104,472,355
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(d)	47,182	745,947
AK Steel Holding Corp. (a)(d)	385,640	1,295,750
Allied Nevada Gold Corp. (a)(d)	269,713	1,251,468
Amcol International Corp.	77,324	2,549,372
Carpenter Technology Corp. (d)	130,001	6,990,154
Century Aluminum Co. (a)(d)	164,375	1,283,769
Coeur d'Alene Mines Corp. (a)	295,226	4,263,063
Commercial Metals Co. (d)	348,954	5,192,436
Compass Minerals International, Inc.	95,330	7,028,681
Comstock Mining, Inc. (a)(d)	165,183	351,840
Friedman Industries	15,788	156,143
General Moly, Inc. (a)(d)	202,841	334,688
Globe Specialty Metals, Inc.	193,217	2,482,838
Golden Minerals Co. (a)(d)	115,781	134,306

	Shares	Value
Handy & Harman Ltd. (a)	41,326	$ 861,234
Haynes International, Inc.	36,394	1,609,707
Hecla Mining Co. (d)	1,045,384	3,575,213
Horsehead Holding Corp. (a)(d)	125,585	1,490,694
Kaiser Aluminum Corp. (d)	47,678	3,295,503
Materion Corp.	60,990	1,793,106
McEwen Mining, Inc. (a)(d)	803,888	2,178,536
Mines Management, Inc. (a)(d)	69,165	56,024
Molycorp, Inc. (a)(d)	378,379	2,308,112
Noranda Aluminium Holding Corp.	201,573	550,294
Olympic Steel, Inc.	25,347	658,515
Paramount Gold & Silver Corp. (a)(d)	205,743	312,729
Prospect Global Resources, Inc. (a)	359,294	22,097
Reliance Steel & Aluminum Co.	221,745	14,788,174
Royal Gold, Inc. (d)	194,311	11,275,867
RTI International Metals, Inc. (a)(d)	85,701	2,654,160
Schnitzer Steel Industries, Inc. Class A (d)	76,129	1,922,257
Silver Bull Resources, Inc. (a)(d)	148,902	59,263
Solitario Exploration & Royalty Corp. (a)	57,827	58,984
Steel Dynamics, Inc. (d)	646,411	9,864,232
Stillwater Mining Co. (a)(d)	342,071	3,896,189
SunCoke Energy, Inc. (a)	202,931	3,192,105
Synalloy Corp.	9,327	145,781
Timberline Resources Corp. (a)(d)	213,150	61,835
U.S. Antimony Corp. (a)(d)	84,807	100,072
U.S. Silica Holdings, Inc. (d)	94,521	2,221,244
Universal Stainless & Alloy Products, Inc. (a)	20,455	563,331
Walter Energy, Inc. (d)	183,683	2,376,858
Worthington Industries, Inc.	161,758	5,391,394
		111,343,965
Paper & Forest Products - 0.4%
Boise Cascade Co. (d)	71,021	1,640,585
Clearwater Paper Corp. (a)	67,387	3,211,664
Deltic Timber Corp.	32,445	1,951,567
Domtar Corp.	104,150	6,873,900
Kapstone Paper & Packaging Corp. (d)	116,605	4,897,410
Louisiana-Pacific Corp. (a)	402,393	6,019,799
Mercer International, Inc. (SBI) (a)	14,044	96,201
Neenah Paper, Inc.	48,722	1,783,225
P.H. Glatfelter Co.	142,034	3,638,911
Resolute Forest Products (a)(d)	291,934	3,681,288
Schweitzer-Mauduit International, Inc.	91,562	5,243,756
Verso Paper Corp. (a)(d)	31,277	26,273
Wausau-Mosinee Paper Corp.	136,408	1,496,396
		40,560,975
TOTAL MATERIALS		540,639,572
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	207,358	1,918,062
Alaska Communication Systems Group, Inc.	128,803	395,425
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Alteva	16,362	$ 119,279
Atlantic Tele-Network, Inc. (d)	28,233	1,333,727
Cbeyond, Inc. (a)	85,093	558,210
Cincinnati Bell, Inc. (a)(d)	604,528	1,807,539
Cogent Communications Group, Inc.	130,314	4,043,643
Consolidated Communications Holdings, Inc. (d)	108,667	1,812,566
Elephant Talk Communication, Inc. (a)(d)	200,060	136,621
FairPoint Communications, Inc. (a)(d)	71,797	670,584
General Communications, Inc. Class A (a)	96,149	860,534
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	526,617
HickoryTech Corp.	34,243	343,115
IDT Corp. Class B	44,462	738,958
inContact, Inc. (a)(d)	153,849	1,250,792
Inteliquent, Inc. (d)	104,102	832,816
Intelsat SA (d)	59,120	1,349,710
Iridium Communications, Inc. (a)(d)	169,319	1,132,744
Level 3 Communications, Inc. (a)(d)	478,730	10,704,403
Lumos Networks Corp.	45,215	712,136
Multiband Corp. (a)	71,943	233,815
ORBCOMM, Inc. (a)(d)	86,645	412,430
Premiere Global Services, Inc. (a)	131,024	1,268,312
Primus Telecommunications Group, Inc.	33,161	133,307
Straight Path Communications, Inc. Class B (a)	22,231	114,267
Towerstream Corp. (a)(d)	163,311	360,917
tw telecom, Inc. (a)(d)	444,980	12,735,328
Vonage Holdings Corp. (a)	452,269	1,411,079
xG Technology, Inc. (a)	4,209	26,306
		47,943,242
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	54,540	389,961
Leap Wireless International, Inc. (a)(d)	165,934	2,518,878
NII Holdings, Inc. (a)(d)	496,415	2,968,562
NTELOS Holdings Corp.	51,213	851,160
SBA Communications Corp. Class A (a)(d)	362,908	27,218,100
Shenandoah Telecommunications Co. (d)	64,804	1,111,389
Sprint Corp. (a)(d)	2,504,077	16,802,357
T-Mobile U.S., Inc. (a)	479,412	11,194,270
Telephone & Data Systems, Inc.	295,055	8,170,073
U.S. Cellular Corp. (d)	45,660	1,953,335
U.S.A. Mobility, Inc.	61,882	873,774
		74,051,859
TOTAL TELECOMMUNICATION SERVICES		121,995,101
UTILITIES - 3.3%
Electric Utilities - 1.3%
Allete, Inc.	110,212	5,202,006

	Shares	Value
Cleco Corp.	183,096	$ 8,268,615
El Paso Electric Co.	120,515	4,145,716
Empire District Electric Co.	136,005	2,879,226
Great Plains Energy, Inc.	445,081	9,756,176
Hawaiian Electric Industries, Inc.	296,781	7,422,493
IDACORP, Inc. (d)	157,250	7,527,558
ITC Holdings Corp.	152,963	13,596,881
MGE Energy, Inc.	71,821	3,742,592
NV Energy, Inc.	680,375	15,954,794
OGE Energy Corp.	581,447	20,472,749
Otter Tail Corp.	109,423	2,875,636
PNM Resources, Inc.	232,314	5,090,000
Portland General Electric Co. (d)	220,805	6,361,392
UIL Holdings Corp.	157,556	5,949,315
Unitil Corp.	41,223	1,160,015
UNS Energy Corp.	120,705	5,519,840
Westar Energy, Inc. (d)	363,349	11,303,787
		137,228,791
Gas Utilities - 0.9%
Atmos Energy Corp.	263,036	10,613,503
Chesapeake Utilities Corp.	28,056	1,464,804
Delta Natural Gas Co., Inc.	13,699	276,994
Gas Natural, Inc.	23,871	243,484
Laclede Group, Inc.	87,830	3,911,070
National Fuel Gas Co. (d)	239,839	15,656,690
New Jersey Resources Corp.	124,870	5,379,400
Northwest Natural Gas Co. (d)	82,029	3,366,470
Piedmont Natural Gas Co., Inc. (d)	229,922	7,417,284
Questar Corp. (d)	488,867	10,715,965
RGC Resources, Inc.	2,242	41,970
South Jersey Industries, Inc.	99,588	5,752,203
Southwest Gas Corp.	144,707	6,769,393
UGI Corp. (d)	324,398	12,716,402
WGL Holdings, Inc.	153,482	6,406,339
		90,731,971
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)	66,943	107,778
Black Hills Corp.	130,458	6,264,593
Calpine Corp. (a)	1,090,188	21,073,334
Dynegy, Inc. (a)(d)	291,980	5,673,171
EuroSite Power, Inc. (a)(d)	6,694	4,351
Genie Energy Ltd. Class B	48,524	413,424
Ormat Technologies, Inc. (d)	66,515	1,667,531
Synthesis Energy Systems, Inc. (a)	108,052	86,442
US Geothermal, Inc. (a)(d)	223,992	91,009
		35,381,633
Multi-Utilities - 0.4%
Alliant Energy Corp. (d)	309,100	15,334,451
Avista Corp.	179,061	4,703,932
MDU Resources Group, Inc.	547,617	14,621,374
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NorthWestern Energy Corp.	105,735	$ 4,247,375
Vectren Corp.	236,627	7,714,040
		46,621,172
Water Utilities - 0.4%
American States Water Co.	62,279	3,275,875
American Water Works Co., Inc.	524,000	21,347,760
Aqua America, Inc. (d)	400,327	12,157,931
Artesian Resources Corp. Class A	17,456	380,541
Cadiz, Inc. (a)(d)	34,362	156,691
California Water Service Group (d)	142,265	2,838,187
Connecticut Water Service, Inc.	28,835	878,314
Middlesex Water Co.	51,194	1,024,904
Pure Cycle Corp. (a)(d)	69,664	362,253
SJW Corp.	39,396	1,030,205
York Water Co.	39,414	769,361
		44,222,022
TOTAL UTILITIES		354,185,589
TOTAL COMMON STOCKS (Cost $8,089,457,379)		10,424,583,203
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.09% 9/19/13 to 2/6/14 (e) (Cost $7,498,694)	$ 7,500,000	7,499,528
Money Market Funds - 28.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	151,453,238	151,453,238
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,869,802,107	2,869,802,107
TOTAL MONEY MARKET FUNDS (Cost $3,021,255,345)		3,021,255,345
TOTAL INVESTMENT PORTFOLIO - 127.1% (Cost $11,118,211,418)	13,453,338,076
NET OTHER ASSETS (LIABILITIES) - (27.1)%	(2,870,627,301)
NET ASSETS - 100%	$ 10,582,710,775
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
531 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 62,811,990	$ 710,688
933 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	94,242,330	2,081,828
TOTAL EQUITY INDEX CONTRACTS		$ 157,054,320	$ 2,792,516

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,403,528.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,108
Fidelity Securities Lending Cash Central Fund	8,295,253
Total	$ 8,385,361
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,701,801,437	$ 1,701,796,157	$ -	$ 5,280
Consumer Staples	386,398,625	386,398,625	-	-
Energy	677,091,487	677,091,487	-	-
Financials	2,290,173,393	2,290,168,721	1,626	3,046
Health Care	1,179,993,356	1,179,993,355	-	1
Industrials	1,551,081,330	1,551,081,330	-	-
Information Technology	1,621,223,313	1,621,219,794	3,519	-
Materials	540,639,572	540,639,572	-	-
Telecommunication Services	121,995,101	121,995,101	-	-
Utilities	354,185,589	354,185,589	-	-
U.S. Government and Government Agency Obligations	7,499,528	-	7,499,528	-
Money Market Funds	3,021,255,345	3,021,255,345	-	-
Total Investments in Securities:	$ 13,453,338,076	$ 13,445,825,076	$ 7,504,673	$ 8,327
Derivative Instruments:
Assets
Futures Contracts	$ 2,792,516	$ 2,792,516	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,792,516	$ -
Total Value of Derivatives	$ 2,792,516	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,764,868,550) - See accompanying schedule: Unaffiliated issuers (cost $8,096,956,073)	$ 10,432,082,731
Fidelity Central Funds (cost $3,021,255,345)	3,021,255,345
Total Investments (cost $11,118,211,418)		$ 13,453,338,076
Cash		107,309
Receivable for investments sold		70,789
Receivable for fund shares sold		20,275,545
Dividends receivable		8,488,656
Distributions receivable from Fidelity Central Funds		1,412,897
Receivable from investment adviser for expense reductions		423
Other receivables		3,895
Total assets		13,483,697,590

Liabilities
Payable for investments purchased	$ 20,450,666
Payable for fund shares redeemed	7,979,189
Accrued management fee	536,730
Payable for daily variation margin for derivative instruments	2,095,830
Other affiliated payables	122,293
Collateral on securities loaned, at value	2,869,802,107
Total liabilities		2,900,986,815

Net Assets		$ 10,582,710,775
Net Assets consist of:
Paid in capital		$ 8,101,500,269
Undistributed net investment income		70,048,828
Accumulated undistributed net realized gain (loss) on investments		73,242,504
Net unrealized appreciation (depreciation) on investments		2,337,919,174
Net Assets		$ 10,582,710,775

Investor Class: Net Asset Value, offering price and redemption price per share ($1,279,735,257 ÷ 26,851,040 shares)		$ 47.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($9,302,165,833 ÷ 195,152,046 shares)		$ 47.67

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($809,685 ÷ 16,990 shares)		$ 47.66

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 65,405,805
Interest		3,631
Income from Fidelity Central Funds (including $8,295,253 from security lending)		8,385,361
Total income		73,794,797

Expenses
Management fee	$ 2,863,914
Transfer agent fees	656,157
Independent trustees' compensation	26,064
Miscellaneous	10,816
Total expenses before reductions	3,556,951
Expense reductions	(2,881)	3,554,070
Net investment income (loss)		70,240,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,169,809
Futures contracts	11,216,284
Total net realized gain (loss)		101,386,093
Change in net unrealized appreciation (depreciation) on: Investment securities	795,730,891
Futures contracts	(4,929,530)
Total change in net unrealized appreciation (depreciation)		790,801,361
Net gain (loss)		892,187,454
Net increase (decrease) in net assets resulting from operations		$ 962,428,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,240,727	$ 128,474,031
Net realized gain (loss)	101,386,093	189,721,174
Change in net unrealized appreciation (depreciation)	790,801,361	639,557,587
Net increase (decrease) in net assets resulting from operations	962,428,181	957,752,792
Distributions to shareholders from net investment income	(13,114,902)	(123,000,708)
Distributions to shareholders from net realized gain	(47,540,806)	(200,713,554)
Total distributions	(60,655,708)	(323,714,262)
Share transactions - net increase (decrease)	1,534,467,005	994,205,584
Redemption fees	536,424	653,587
Total increase (decrease) in net assets	2,436,775,902	1,628,897,701

Net Assets
Beginning of period	8,145,934,873	6,517,037,172
End of period (including undistributed net investment income of $70,048,828 and undistributed net investment income of $12,923,003, respectively)	$ 10,582,710,775	$ 8,145,934,873

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) D	.33	.73	.48	.43	.36	.50
Net realized and unrealized gain (loss)	4.52	4.61	.10	9.71	12.40	(15.73)
Total from investment operations	4.85	5.34	.58	10.14	12.76	(15.23)
Distributions from net investment income	(.06)	(.70)	(.45)	(.36)	(.35)	(.43)
Distributions from net realized gain	(.24)	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(.31) M	(1.88) L	(1.28) K	(.87)	(.41) J	(1.19)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 47.66	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Total Return B, C	11.28%	14.00%	1.76%	32.95%	68.20%	(44.26)%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.44% A	1.85%	1.26%	1.24%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,279,735	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984
Portfolio turnover rate F	9% A	10%	11%	8%	26%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. K Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. L Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share. M Total distributions of $.31 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.242 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) D	.34	.75	.48	.44	.37	.52
Net realized and unrealized gain (loss)	4.52	4.60	.10	9.72	12.39	(15.74)
Total from investment operations	4.86	5.35	.58	10.16	12.76	(15.22)
Distributions from net investment income	(.07)	(.72)	(.46)	(.37)	(.36)	(.44)
Distributions from net realized gain	(.24)	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(.31)	(1.89)	(1.29) K	(.88)	(.41) J	(1.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 47.67	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Total Return B, C	11.32%	14.04%	1.76%	33.02%	68.25%	(44.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.47% A	1.88%	1.29%	1.27%	1.38%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,302,166	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227
Portfolio turnover rate F	9% A	10%	11%	8%	26%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.35	.75	.25
Net realized and unrealized gain (loss)	4.51	4.60	5.52
Total from investment operations	4.86	5.35	5.77
Distributions from net investment income	(.07)	(.72)	(.40)
Distributions from net realized gain	(.24)	(1.17)	(.38)
Total distributions	(.31)	(1.90) K	(.78)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 47.66	$ 43.11	$ 39.66
Total Return B, C	11.32%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.06% A	.06%	.06% A
Expenses net of all reductions	.06% A	.06%	.06% A
Net investment income (loss)	1.48% A	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 226	$ 117
Portfolio turnover rate F	9% A	10%	11% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	0.9
	13.2
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	23.9
Industrials	12.8	12.6
Consumer Discretionary	11.7	11.5
Consumer Staples	11.3	12.0
Health Care	10.5	10.0
Materials	7.9	9.1
Energy	6.7	6.9
Telecommunication Services	5.0	4.4
Information Technology	4.3	4.3
Utilities	3.9	3.4
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
Japan	21.1%
United Kingdom	20.6%
France	9.1%
Switzerland	9.0%
Germany	8.7%
Australia	7.9%
Sweden	3.1%
Netherlands	3.1%
Spain	2.9%
Other*	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2013
United Kingdom	21.0%
Japan	20.6%
Australia	9.3%
Switzerland	8.9%
France	8.8%
Germany	8.4%
Sweden	3.3%
Spain	2.9%
Hong Kong	2.8%
Other*	14.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Semiannual Report

Spartan International Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 7.8%
AGL Energy Ltd.	506,279	$ 7,097,165
ALS Ltd. (d)	347,792	2,847,881
Alumina Ltd. (a)	2,214,560	1,966,080
Amcor Ltd.	1,106,086	10,268,041
AMP Ltd.	2,736,147	11,543,358
APA Group unit	764,564	4,076,196
Asciano Ltd.	890,829	4,416,355
ASX Ltd.	175,349	5,532,659
Australia & New Zealand Banking Group Ltd.	2,524,773	66,718,602
Bendigo & Adelaide Bank Ltd.	371,362	3,341,666
BHP Billiton Ltd.	2,954,842	93,443,133
Boral Ltd.	692,826	2,589,929
Brambles Ltd.	1,416,506	11,094,698
Caltex Australia Ltd.	121,749	2,049,139
CFS Retail Property Trust unit	1,975,727	3,552,162
Coca-Cola Amatil Ltd.	518,594	5,668,136
Cochlear Ltd.	51,142	2,610,511
Commonwealth Bank of Australia	1,482,646	96,121,781
Computershare Ltd.	423,923	3,641,067
Crown Ltd.	366,093	4,760,538
CSL Ltd.	454,596	27,509,649
DEXUS Property Group unit	4,457,870	4,086,759
Echo Entertainment Group Ltd.	706,264	1,697,248
Federation Centres unit	1,281,483	2,600,531
Flight Centre Ltd. (d)	49,349	2,064,385
Fortescue Metals Group Ltd.	1,398,458	5,389,540
Goodman Group unit	1,561,026	6,432,881
Harvey Norman Holdings Ltd. (d)	495,590	1,327,711
Iluka Resources Ltd.	381,251	3,647,824
Incitec Pivot Ltd.	1,480,952	3,413,934
Insurance Australia Group Ltd.	1,903,211	9,858,806
Leighton Holdings Ltd.	151,565	2,347,267
Lend Lease Group unit	494,988	4,220,604
Macquarie Group Ltd.	284,919	11,122,552
Metcash Ltd.	802,400	2,321,072
Mirvac Group unit	3,332,398	4,879,071
National Australia Bank Ltd.	2,156,624	62,287,878
Newcrest Mining Ltd.	695,827	8,212,194
Orica Ltd.	335,628	5,601,107
Origin Energy Ltd.	1,004,084	11,841,326
Qantas Airways Ltd. (a)	982,822	1,198,422
QBE Insurance Group Ltd.	1,093,153	14,789,005
QR National Ltd.	1,851,682	7,498,807
Ramsay Health Care Ltd.	118,480	3,938,674
Rio Tinto Ltd.	404,400	20,984,282
Santos Ltd.	878,063	11,660,278
SEEK Ltd.	288,231	2,744,978
Sonic Healthcare Ltd.	345,171	4,746,540
SP AusNet unit	1,488,064	1,529,741
Stockland Corp. Ltd. unit	2,170,401	7,205,485
Suncorp-Metway Ltd.	1,178,578	12,934,088

	Shares	Value
Sydney Airport unit	350,832	$ 1,180,335
Tabcorp Holdings Ltd.	736,262	2,110,098
Tatts Group Ltd.	1,279,700	3,656,180
Telstra Corp. Ltd.	3,980,195	17,358,606
The GPT Group unit	1,630,758	5,152,669
Toll Holdings Ltd.	628,580	3,054,693
Transurban Group unit	1,280,730	7,694,418
Treasury Wine Estates Ltd.	581,038	2,461,648
Wesfarmers Ltd.	928,974	33,619,042
Westfield Group unit	1,937,922	19,111,310
Westfield Retail Trust unit	2,781,004	7,227,679
Westpac Banking Corp.	2,855,453	79,777,557
Whitehaven Coal Ltd. (d)	502,037	886,974
Woodside Petroleum Ltd.	601,927	20,454,749
Woolworths Ltd.	1,149,100	36,481,723
WorleyParsons Ltd.	190,049	3,723,060
TOTAL AUSTRALIA		857,382,477
Austria - 0.3%
Andritz AG	66,294	3,653,648
Erste Group Bank AG	234,583	7,519,938
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	862,175	3,400,249
OMV AG	133,560	6,165,829
Osterreichische Elektrizitatswirtschafts AG (d)	60,001	1,155,802
Raiffeisen International Bank-Holding AG (d)	42,058	1,443,011
Telekom Austria AG	265,993	1,912,430
Vienna Insurance Group AG	34,833	1,771,505
Voestalpine AG	100,335	4,293,176
TOTAL AUSTRIA		31,315,592
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,297,222	6,406,842
Bailiwick of Jersey - 1.2%
Experian PLC	920,495	16,119,350
Glencore Xstrata PLC	9,758,552	46,154,871
Petrofac Ltd.	236,174	5,069,084
Randgold Resources Ltd.	79,268	6,288,778
Shire PLC	508,067	18,688,699
Wolseley PLC	249,466	12,603,077
WPP PLC	1,219,765	22,596,800
TOTAL BAILIWICK OF JERSEY		127,520,659
Belgium - 1.1%
Ageas	215,847	8,495,465
Anheuser-Busch InBev SA NV	737,568	68,786,402
Belgacom SA (d)	136,875	3,274,305
Colruyt NV	68,506	3,791,855
Delhaize Group SA	92,571	5,913,361
Groupe Bruxelles Lambert SA	71,710	5,714,964
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
Common Stocks - continued
	Shares	Value
Belgium - continued
KBC Groupe SA	209,440	$ 9,212,116
Solvay SA Class A	55,566	7,740,450
Telenet Group Holding NV	47,942	2,311,782
UCB SA	100,610	5,850,733
Umicore SA	105,016	4,859,192
TOTAL BELGIUM		125,950,628
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	561,450	3,793,948
First Pacific Co. Ltd.	2,206,665	2,285,078
Kerry Properties Ltd.	615,181	2,491,045
Li & Fung Ltd.	5,377,246	7,905,216
Noble Group Ltd.	3,765,890	2,391,322
NWS Holdings Ltd.	1,288,815	1,924,634
Orient Overseas International Ltd.	202,400	1,114,519
Seadrill Ltd.	342,065	15,784,563
Shangri-La Asia Ltd.	1,421,380	2,188,586
Yue Yuen Industrial (Holdings) Ltd.	661,500	2,038,810
TOTAL BERMUDA		41,917,721
Cayman Islands - 0.2%
AAC Acoustic Technology Holdings, Inc.	670,500	3,060,913
ASM Pacific Technology Ltd.	214,929	2,214,577
MGM China Holdings Ltd.	893,600	2,667,738
Sands China Ltd.	2,213,200	12,729,300
Wynn Macau Ltd.	1,423,600	4,305,066
TOTAL CAYMAN ISLANDS		24,977,594
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	500	4,028,879
Series B	1,207	10,264,606
Carlsberg A/S Series B	97,855	9,492,069
Coloplast A/S Series B	101,080	5,488,953
Danske Bank A/S (a)	592,722	11,866,517
DSV de Sammensluttede Vognmaend A/S	170,707	4,479,197
Novo Nordisk A/S Series B	371,874	62,175,746
Novozymes A/S Series B	217,876	7,940,310
TDC A/S	666,377	5,441,523
Tryg A/S	22,416	1,907,897
William Demant Holding A/S (a)	24,086	2,065,398
TOTAL DENMARK		125,151,095
Finland - 0.8%
Elisa Corp. (A Shares)	130,202	2,737,816
Fortum Corp.	403,173	8,024,775
Kesko Oyj	58,456	1,763,036
Kone Oyj (B Shares) (d)	142,374	11,647,636
Metso Corp. (d)	117,332	4,514,141
Neste Oil Oyj	116,484	2,139,920
Nokia Corp. (a)(d)	3,482,657	13,512,064

	Shares	Value
Nokian Tyres PLC	102,570	$ 4,792,104
Orion Oyj (B Shares)	90,715	2,101,733
Pohjola Bank PLC (A Shares)	124,375	2,020,233
Sampo Oyj (A Shares)	382,667	15,936,240
Stora Enso Oyj (R Shares)	507,614	3,921,341
UPM-Kymmene Corp.	498,935	6,023,778
Wartsila Corp.	161,865	7,558,107
TOTAL FINLAND		86,692,924
France - 8.8%
Accor SA	145,381	5,496,245
Aeroports de Paris	27,109	2,645,943
Air Liquide SA	36,839	4,844,969
Air Liquide SA (a)	14,110	1,855,710
Alstom SA	196,453	6,912,971
Arkema SA	57,326	5,793,743
Atos Origin SA	49,629	3,686,280
AXA SA	1,653,057	36,015,814
BIC SA	26,458	3,041,535
BNP Paribas SA	913,077	57,218,915
Bouygues SA	174,806	5,467,381
Bureau Veritas SA	205,447	6,207,154
Cap Gemini SA	137,335	7,521,725
Carrefour SA	557,224	17,442,939
Casino Guichard Perrachon SA	51,404	4,865,047
Christian Dior SA	50,296	8,618,316
CNP Assurances	161,260	2,851,670
Compagnie de St. Gobain	376,300	17,575,886
Compagnie Generale de Geophysique SA (a)	143,047	3,393,315
Credit Agricole SA (a)	906,661	9,160,916
Danone SA	525,336	39,117,444
Dassault Systemes SA	56,634	7,234,284
Edenred SA	188,781	5,653,725
EDF SA	30,989	868,280
EDF SA (a)	186,140	5,215,453
Essilor International SA	188,488	20,350,218
Eurazeo SA	28,736	1,782,161
Eutelsat Communications	128,598	3,847,929
Fonciere Des Regions	27,426	2,120,845
France Telecom SA	1,689,577	17,151,116
GDF Suez	1,209,428	26,214,424
Gecina SA	20,413	2,428,366
Groupe Eurotunnel SA	492,051	3,656,095
ICADE	26,965	2,349,633
Iliad SA	21,088	5,058,578
Imerys	31,671	2,062,552
JCDecaux SA	62,177	2,083,167
Kering SA	69,008	15,586,836
Klepierre SA	93,051	3,690,655
L'Oreal SA	25,563	4,265,399
L'Oreal SA	179,277	29,913,858
L'Oreal SA (a)	17,567	2,931,200
Lafarge SA	142,806	8,719,767
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (a)	16,709	$ 1,020,255
Lafarge SA (Bearer)	11,275	688,454
Lagardere S.C.A. (Reg.)	103,791	3,159,835
Legrand SA	238,272	12,084,755
LVMH Moet Hennessy - Louis Vuitton SA	233,448	40,896,520
Michelin CGDE Series B	172,425	16,496,631
Natixis SA	829,425	3,573,643
Pernod Ricard SA	195,876	22,739,977
Publicis Groupe SA	162,886	12,124,473
Remy Cointreau SA	22,813	2,400,004
Renault SA	175,257	12,526,465
Rexel SA	200,828	4,618,383
Safran SA	228,307	12,677,688
Sanofi SA	1,094,385	104,882,027
Schneider Electric SA	481,395	36,838,047
SCOR SE	142,568	4,460,962
Societe Generale Series A	648,091	28,364,636
Sodexo SA	85,783	7,570,055
Suez Environnement SA	247,379	3,686,344
Technip SA	92,879	10,802,311
Thales SA	83,314	4,104,973
Total SA	1,964,541	108,788,243
Unibail-Rodamco	88,895	19,984,722
Vallourec SA	97,065	5,822,900
Veolia Environnement SA	335,612	5,184,825
VINCI SA	427,495	22,074,502
Vivendi SA	1,086,401	22,032,994
Wendel SA	29,417	3,581,920
Zodiac Aerospace	30,744	4,451,324
TOTAL FRANCE		960,556,327
Germany - 7.9%
adidas AG	193,551	20,464,534
Allianz AG	419,168	60,052,883
Axel Springer Verlag	40,536	2,025,112
BASF AG	844,385	73,799,852
Bayer AG	758,862	84,287,915
Bayerische Motoren Werke AG (BMW)	305,747	28,807,613
Beiersdorf AG	91,638	7,896,591
Brenntag AG	46,721	7,101,113
Celesio AG	76,523	1,594,925
Commerzbank AG (a)	881,534	10,248,039
Continental AG	103,009	15,547,399
Daimler AG (Germany)	883,399	60,618,899
Deutsche Bank AG	930,405	40,389,622
Deutsche Boerse AG	175,722	12,320,490
Deutsche Lufthansa AG (a)	210,843	3,763,312
Deutsche Post AG	837,823	24,205,770
Deutsche Telekom AG	2,584,093	33,100,763
E.ON AG	1,643,703	26,025,353

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	32,468	$ 2,095,789
Fresenius Medical Care AG & Co. KGaA	198,109	12,869,877
Fresenius SE & Co. KGaA	113,772	13,689,390
GEA Group AG	166,476	6,730,504
Hannover Reins Corp.	54,510	3,803,157
HeidelbergCement Finance AG	128,090	8,896,197
Henkel AG & Co. KGaA	118,856	9,662,362
Hochtief AG	33,341	2,365,416
Hugo Boss AG	30,477	3,712,601
Infineon Technologies AG	986,615	8,945,164
K&S AG (d)	155,452	3,773,147
Kabel Deutschland Holding AG	79,617	9,038,897
Lanxess AG	75,904	4,892,033
Linde AG	170,582	32,802,931
MAN SE	37,975	4,344,417
Merck KGaA	58,588	8,900,904
Metro AG	118,616	4,355,038
Muenchener Rueckversicherungs AG	165,071	30,085,103
OSRAM Licht AG (a)	81,690	3,270,278
ProSiebenSat.1 Media AG	102,669	4,352,336
RWE AG	445,569	12,245,890
SAP AG	846,594	62,528,390
Siemens AG	727,965	77,103,175
Suedzucker AG (Bearer)	72,985	2,355,086
Telefonica Deutschland Holding AG	251,023	1,754,039
Thyssenkrupp AG (a)(d)	348,861	7,333,352
United Internet AG	95,501	3,299,362
Volkswagen AG	27,934	6,209,771
TOTAL GERMANY		863,664,791
Greece - 0.0%
Greek Organization of Football Prognostics SA	201,034	1,992,724
Hellenic Telecommunications Organization SA (a)	218,260	1,973,089
TOTAL GREECE		3,965,813
Hong Kong - 2.5%
AIA Group Ltd.	11,095,400	48,720,202
Bank of East Asia Ltd.	1,276,018	4,936,590
BOC Hong Kong (Holdings) Ltd.	3,352,066	10,569,159
Cathay Pacific Airways Ltd.	1,066,327	1,828,905
Cheung Kong Holdings Ltd.	1,281,449	18,293,548
CLP Holdings Ltd.	1,613,157	12,897,850
Galaxy Entertainment Group Ltd. (a)	1,926,000	11,723,230
Hang Lung Properties Ltd.	2,074,423	6,487,212
Hang Seng Bank Ltd.	694,001	10,784,404
Henderson Land Development Co. Ltd.	962,068	5,645,029
HKT Trust / HKT Ltd. unit	2,040,000	1,902,030
Hong Kong & China Gas Co. Ltd.	5,230,112	12,086,429
Hong Kong Exchanges and Clearing Ltd.	1,018,726	15,633,397
Hopewell Holdings Ltd.	500,000	1,586,186
Hutchison Whampoa Ltd.	1,969,158	22,829,124
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hysan Development Co. Ltd.	594,677	$ 2,584,402
Link (REIT)	2,120,808	9,722,769
MTR Corp. Ltd.	1,306,951	4,929,855
New World Development Co. Ltd.	3,429,794	4,812,225
New World Development Co. Ltd. rights (a)	42,022	0
PCCW Ltd.	3,565,000	1,604,479
Power Assets Holdings Ltd.	1,291,176	11,131,043
Sino Land Ltd.	2,706,689	3,637,099
SJM Holdings Ltd.	1,778,000	4,558,239
Sun Hung Kai Properties Ltd.	1,477,611	19,169,337
Swire Pacific Ltd. (A Shares)	614,384	7,043,535
Swire Properties Ltd.	1,043,000	2,918,724
Wharf Holdings Ltd.	1,383,585	11,374,571
Wheelock and Co. Ltd.	836,000	4,269,239
TOTAL HONG KONG		273,678,812
Ireland - 0.4%
Bank of Ireland (a)(d)	18,900,000	5,515,457
CRH PLC	657,448	13,897,785
Elan Corp. PLC (a)	439,537	6,671,377
James Hardie Industries PLC CDI	404,923	3,535,541
Kerry Group PLC Class A	134,431	8,480,224
Ryanair Holdings PLC	262,563	2,293,792
TOTAL IRELAND		40,394,176
Isle of Man - 0.1%
Genting Singapore PLC	5,739,859	5,917,148
Israel - 0.4%
Bank Hapoalim BM (Reg.)	948,689	4,395,985
Bank Leumi le-Israel BM (a)	1,145,836	3,757,357
Bezeq Israeli Telecommunication Corp. Ltd.	1,740,245	2,836,484
Delek Group Ltd.	4,036	1,122,330
Israel Chemicals Ltd.	405,784	2,815,423
Israel Corp. Ltd. (Class A) (a)	2,474	1,048,302
Mizrahi Tefahot Bank Ltd.	109,073	1,168,795
NICE Systems Ltd.	51,973	1,973,113
Teva Pharmaceutical Industries Ltd.	775,564	29,647,057
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,800	298,116
TOTAL ISRAEL		49,062,962
Italy - 2.0%
Assicurazioni Generali SpA	1,080,687	20,710,205
Atlantia SpA	302,792	5,466,528
Banca Monte dei Paschi di Siena SpA (a)(d)	6,014,821	1,737,758
Enel Green Power SpA	1,597,936	3,372,724
Enel SpA	6,011,891	19,879,931
ENI SpA	2,341,293	53,329,464
EXOR SpA	93,561	3,195,243
Fiat Industrial SpA	776,073	9,297,942

	Shares	Value
Fiat Industrial SpA rights 9/10/13 (a)	776,073	$ 379
Fiat SpA (a)(d)	801,109	6,045,666
Finmeccanica SpA (a)(d)	365,595	1,869,940
Intesa Sanpaolo SpA	10,751,552	21,101,536
Luxottica Group SpA	150,857	7,858,845
Mediobanca SpA	461,427	2,869,931
Pirelli & C SpA	218,861	2,583,071
Prysmian SpA	182,628	4,055,021
Saipem SpA	242,608	5,399,626
Snam Rete Gas SpA	1,851,987	8,664,782
Telecom Italia SpA	9,194,007	6,403,444
Terna SpA	1,380,453	5,896,705
UniCredit SpA	4,008,796	22,665,808
Unione di Banche Italiane SCPA	780,262	3,764,001
TOTAL ITALY		216,168,550
Japan - 20.9%
ABC-MART, Inc.	24,600	1,027,291
ACOM Co. Ltd. (a)	36,360	902,746
Advantest Corp.	133,290	1,627,673
AEON Co. Ltd.	546,300	7,443,636
AEON Financial Service Co. Ltd. (d)	69,300	1,851,722
AEON Mall Co. Ltd.	101,640	2,642,478
Air Water, Inc.	134,000	1,790,362
Aisin Seiki Co. Ltd.	175,200	6,687,507
Ajinomoto Co., Inc.	571,866	7,313,660
Alfresa Holdings Corp.	36,600	1,729,559
All Nippon Airways Ltd.	1,036,000	2,103,539
Amada Co. Ltd.	318,000	2,332,361
Aozora Bank Ltd.	992,000	2,846,863
Asahi Glass Co. Ltd.	921,677	5,361,684
Asahi Group Holdings	352,803	8,728,778
Asahi Kasei Corp.	1,148,727	8,406,595
Asics Corp.	143,600	2,501,048
Astellas Pharma, Inc.	405,800	20,646,251
Bank of Kyoto Ltd.	297,000	2,426,129
Bank of Yokohama Ltd.	1,072,084	5,605,773
Benesse Holdings, Inc.	64,700	2,339,593
Bridgestone Corp.	593,679	19,376,921
Brother Industries Ltd.	212,900	2,153,558
Calbee, Inc.	16,200	1,577,833
Canon, Inc.	1,050,144	31,408,362
Casio Computer Co. Ltd. (d)	197,900	1,688,367
Central Japan Railway Co.	131,900	15,017,230
Chiba Bank Ltd.	681,674	4,644,803
Chiyoda Corp.	144,000	1,639,161
Chubu Electric Power Co., Inc.	590,964	7,351,274
Chugai Pharmaceutical Co. Ltd.	203,625	4,161,769
Chugoku Electric Power Co., Inc.(THE)	273,500	3,766,474
Citizen Holdings Co. Ltd.	240,566	1,544,389
Coca-Cola West Co. Ltd.	52,500	1,039,881
Cosmo Oil Co. Ltd. (a)	522,000	1,073,601
Credit Saison Co. Ltd.	141,252	3,226,437
Dai Nippon Printing Co. Ltd.	506,242	4,880,726
Common Stocks - continued
	Shares	Value
Japan - continued
Dai-ichi Mutual Life Insurance Co.	7,775	$ 10,324,356
Daicel Chemical Industries Ltd.	271,000	2,334,152
Daido Steel Co. Ltd.	255,000	1,349,190
Daihatsu Motor Co. Ltd.	175,000	3,266,419
Daiichi Sankyo Kabushiki Kaisha	615,070	10,522,316
Daikin Industries Ltd.	213,094	10,202,555
Dainippon Sumitomo Pharma Co. Ltd.	141,600	1,805,160
Daito Trust Construction Co. Ltd.	65,763	6,002,449
Daiwa House Industry Co. Ltd.	536,184	9,580,225
Daiwa Securities Group, Inc.	1,515,985	12,127,678
DeNA Co. Ltd. (d)	95,200	1,860,928
DENSO Corp.	444,238	20,180,357
Dentsu, Inc.	195,800	6,497,403
Don Quijote Co. Ltd.	49,800	2,578,701
East Japan Railway Co.	313,400	23,969,286
Eisai Co. Ltd.	228,478	9,274,675
Electric Power Development Co. Ltd.	104,880	3,220,906
FamilyMart Co. Ltd.	53,900	2,261,660
Fanuc Corp.	177,572	26,948,268
Fast Retailing Co. Ltd.	48,400	15,582,279
Fuji Electric Co. Ltd.	512,153	1,875,518
Fuji Heavy Industries Ltd.	537,000	12,927,992
Fujifilm Holdings Corp.	422,105	9,158,446
Fujitsu Ltd.	1,710,075	6,278,890
Fukuoka Financial Group, Inc.	711,300	3,024,705
Furukawa Electric Co. Ltd.	617,790	1,234,485
GREE, Inc. (d)	95,100	753,020
GungHo Online Entertainment, Inc. (a)(d)	3,150	2,130,500
Gunma Bank Ltd.	336,663	1,805,498
Hakuhodo DY Holdings, Inc.	21,220	1,439,591
Hamamatsu Photonics K.K.	65,700	2,115,693
Hankyu Hanshin Holdings, Inc.	1,044,000	5,619,968
Hino Motors Ltd.	234,000	3,031,446
Hirose Electric Co. Ltd.	27,198	3,563,447
Hiroshima Bank Ltd.	454,000	1,809,212
Hisamitsu Pharmaceutical Co., Inc.	56,000	2,995,511
Hitachi Chemical Co. Ltd.	98,200	1,614,160
Hitachi Construction Machinery Co. Ltd.	95,700	1,862,132
Hitachi High-Technologies Corp.	57,600	1,155,694
Hitachi Ltd.	4,474,271	26,765,467
Hitachi Metals Ltd.	170,000	2,025,524
Hokkaido Electric Power Co., Inc. (a)	168,800	1,971,965
Hokuhoku Financial Group, Inc.	1,063,000	1,966,951
Hokuriku Electric Power Co., Inc.	153,800	2,026,531
Honda Motor Co. Ltd.	1,505,760	53,989,416
Hoya Corp.	398,316	8,444,525
Hulic Co. Ltd.	239,400	2,934,380
Ibiden Co. Ltd.	118,800	1,699,823
Idemitsu Kosan Co. Ltd.	19,700	1,633,468
INPEX Corp.	2,000	9,018,363
Isetan Mitsukoshi Holdings Ltd.	321,887	4,158,278

	Shares	Value
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,193,185	$ 4,792,780
Isuzu Motors Ltd.	1,081,000	6,543,781
Itochu Corp.	1,374,686	15,475,154
ITOCHU Techno-Solutions Corp.	23,600	799,313
Iyo Bank Ltd.	231,000	2,301,549
J Front Retailing Co. Ltd.	437,800	3,476,908
Japan Airlines Co. Ltd.	54,000	2,856,746
Japan Exchange Group, Inc.	45,400	3,562,587
Japan Petroleum Exploration Co. Ltd.	28,300	1,256,991
Japan Prime Realty Investment Corp.	711	2,035,158
Japan Real Estate Investment Corp.	543	5,758,365
Japan Retail Fund Investment Corp.	1,887	3,461,298
Japan Steel Works Ltd.	289,000	1,469,177
Japan Tobacco, Inc.	1,016,300	34,325,383
JFE Holdings, Inc.	448,775	9,843,632
JGC Corp.	188,117	6,406,676
Joyo Bank Ltd.	610,941	3,138,650
JSR Corp.	164,916	2,863,023
JTEKT Corp.	196,200	2,536,985
JX Holdings, Inc.	2,048,068	10,761,191
Kajima Corp.	759,317	2,695,400
Kamigumi Co. Ltd.	210,663	1,677,217
Kaneka Corp.	255,559	1,627,776
Kansai Electric Power Co., Inc. (a)	666,936	7,440,397
Kansai Paint Co. Ltd.	208,000	2,399,693
Kao Corp.	481,650	14,018,673
Kawasaki Heavy Industries Ltd.	1,293,945	4,485,833
KDDI Corp.	497,700	23,659,861
Keihin Electric Express Railway Co. Ltd.	422,061	3,599,800
Keio Corp.	527,410	3,555,450
Keisei Electric Railway Co.	246,000	2,327,327
Keyence Corp.	41,562	13,654,584
Kikkoman Corp.	145,849	2,477,554
Kinden Corp.	122,000	1,196,884
Kintetsu Corp. (d)	1,476,100	5,464,636
Kirin Holdings Co. Ltd.	795,256	10,872,673
Kobe Steel Ltd. (a)	2,270,000	3,593,193
Koito Manufacturing Co. Ltd.	85,000	1,492,412
Komatsu Ltd.	852,545	18,516,354
Konami Corp.	93,500	2,058,093
Konica Minolta Holdings, Inc.	434,500	3,553,449
Kubota Corp.	997,864	13,489,880
Kuraray Co. Ltd.	312,186	3,444,727
Kurita Water Industries Ltd.	102,700	2,061,836
Kyocera Corp.	148,402	15,113,730
Kyowa Hakko Kirin Co., Ltd.	230,689	2,319,457
Kyushu Electric Power Co., Inc. (a)	388,470	5,020,039
Lawson, Inc.	59,816	4,492,233
LIXIL Group Corp.	241,859	4,865,222
Mabuchi Motor Co. Ltd.	22,321	1,098,524
Makita Corp.	101,900	5,351,528
Marubeni Corp.	1,507,244	10,886,573
Marui Group Co. Ltd.	200,849	1,866,691
Common Stocks - continued
	Shares	Value
Japan - continued
Maruichi Steel Tube Ltd.	41,700	$ 961,390
Mazda Motor Corp. (a)	2,460,000	9,793,394
McDonald's Holdings Co. (Japan) Ltd. (d)	60,300	1,582,840
Medipal Holdings Corp.	132,600	1,475,965
Meiji Holdings Co. Ltd.	56,129	2,895,770
Miraca Holdings, Inc.	51,700	2,298,786
Mitsubishi Chemical Holdings Corp.	1,227,775	5,749,155
Mitsubishi Corp.	1,306,502	24,305,900
Mitsubishi Electric Corp.	1,764,106	17,440,417
Mitsubishi Estate Co. Ltd.	1,153,723	29,805,267
Mitsubishi Gas Chemical Co., Inc.	347,867	2,785,432
Mitsubishi Heavy Industries Ltd.	2,772,256	15,123,384
Mitsubishi Logistics Corp.	113,000	1,443,802
Mitsubishi Materials Corp.	1,005,937	3,909,965
Mitsubishi Motors Corp. of Japan (a)(d)	411,200	4,287,899
Mitsubishi Tanabe Pharma Corp.	201,300	2,732,945
Mitsubishi UFJ Financial Group, Inc.	11,736,530	68,398,218
Mitsubishi UFJ Lease & Finance Co. Ltd.	524,100	2,362,697
Mitsui & Co. Ltd.	1,616,323	22,351,930
Mitsui Chemicals, Inc.	765,683	2,023,516
Mitsui Fudosan Co. Ltd.	773,677	24,220,372
Mitsui OSK Lines Ltd. (a)	995,285	3,902,798
Mizuho Financial Group, Inc.	21,234,800	43,040,743
MS&AD Insurance Group Holdings, Inc.	467,884	11,721,712
Murata Manufacturing Co. Ltd.	185,154	12,625,779
Nabtesco Corp.	98,000	2,092,493
Namco Bandai Holdings, Inc.	164,650	2,619,053
NEC Corp.	2,320,951	4,903,098
Nexon Co. Ltd.	106,900	1,163,109
NGK Insulators Ltd.	248,309	3,422,911
NGK Spark Plug Co. Ltd.	161,000	3,095,826
NHK Spring Co. Ltd.	142,300	1,497,968
Nidec Corp. (d)	97,442	7,278,405
Nikon Corp.	311,538	5,234,601
Nintendo Co. Ltd.	97,096	10,978,947
Nippon Building Fund, Inc.	633	6,869,683
Nippon Electric Glass Co. Ltd.	347,000	1,783,839
Nippon Express Co. Ltd.	788,546	3,676,531
Nippon Meat Packers, Inc.	154,740	2,163,843
Nippon Prologis REIT, Inc. (d)	231	2,022,266
Nippon Steel & Sumitomo Metal Corp.	7,052,636	19,921,164
Nippon Telegraph & Telephone Corp.	398,700	20,226,732
Nippon Yusen KK	1,466,578	4,147,577
Nishi-Nippon City Bank Ltd.	616,000	1,562,765
Nissan Motor Co. Ltd.	2,304,948	22,801,782
Nisshin Seifun Group, Inc.	175,590	1,970,020
Nissin Food Holdings Co. Ltd.	51,823	2,040,467
Nitori Holdings Co. Ltd.	32,000	2,855,545
Nitto Denko Corp.	151,494	8,011,812
NKSJ Holdings, Inc.	301,403	7,314,801
NOK Corp.	90,600	1,315,658
Nomura Holdings, Inc.	3,363,847	23,193,103

	Shares	Value
Nomura Real Estate Holdings, Inc.	114,200	$ 2,598,023
Nomura Real Estate Office Fund, Inc.	316	1,349,383
Nomura Research Institute Ltd.	91,500	2,841,119
NSK Ltd.	430,576	3,988,764
NTT Data Corp.	1,158	4,123,476
NTT DoCoMo, Inc.	14,176	22,662,159
NTT Urban Development Co.	1,024	1,203,479
Obayashi Corp.	585,704	3,316,618
Odakyu Electric Railway Co. Ltd.	574,000	5,223,007
Oji Holdings Corp.	722,352	2,878,569
Olympus Corp. (a)	218,829	6,285,039
Omron Corp.	184,960	5,763,097
Ono Pharmaceutical Co. Ltd.	75,100	4,507,490
Oracle Corp. Japan	33,600	1,367,182
Oriental Land Co. Ltd.	45,656	7,351,743
ORIX Corp.	1,155,080	15,739,046
Osaka Gas Co. Ltd.	1,699,525	6,845,480
Otsuka Corp.	14,200	1,709,477
Otsuka Holdings Co. Ltd.	331,200	10,232,531
Panasonic Corp. (a)	2,043,673	18,411,905
Park24 Co. Ltd.	87,900	1,521,616
Rakuten, Inc.	659,500	8,080,315
Resona Holdings, Inc.	1,728,200	8,200,442
Ricoh Co. Ltd.	609,770	6,561,617
Rinnai Corp.	31,700	2,207,854
ROHM Co. Ltd.	86,744	3,039,684
Sankyo Co. Ltd. (Gunma)	48,300	2,241,229
Sanrio Co. Ltd.	40,700	2,087,246
Santen Pharmaceutical Co. Ltd.	66,800	3,085,868
SBI Holdings, Inc. Japan	201,060	2,077,025
Secom Co. Ltd.	191,767	10,936,071
Sega Sammy Holdings, Inc.	176,300	4,196,044
Sekisui Chemical Co. Ltd.	390,293	3,570,361
Sekisui House Ltd.	492,467	5,921,549
Seven & i Holdings Co., Ltd.	698,200	23,903,416
Seven Bank Ltd.	534,600	1,742,515
Sharp Corp. (a)(d)	944,675	3,656,819
Shikoku Electric Power Co., Inc. (a)	160,300	2,487,320
Shimadzu Corp.	210,000	1,830,096
Shimamura Co. Ltd.	20,300	2,065,746
SHIMANO, Inc.	71,800	5,940,565
SHIMIZU Corp.	534,416	2,338,474
Shin-Etsu Chemical Co., Ltd.	382,962	22,917,568
Shinsei Bank Ltd.	1,522,000	2,977,372
Shionogi & Co. Ltd.	272,491	5,291,593
Shiseido Co. Ltd.	327,350	5,173,603
Shizuoka Bank Ltd.	514,274	5,427,981
Showa Denko KK	1,345,336	1,688,842
Showa Shell Sekiyu KK	170,600	1,686,296
SMC Corp.	49,371	10,283,836
So-net M3, Inc.	642	1,671,554
SoftBank Corp.	884,030	55,151,230
Sojitz Corp.	1,135,300	2,016,457
Sony Corp.	923,685	18,384,030
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	156,400	$ 2,532,935
Stanley Electric Co. Ltd.	129,025	2,465,604
Sumco Corp.	101,000	836,277
Sumitomo Chemical Co. Ltd.	1,371,334	4,944,795
Sumitomo Corp.	1,054,242	13,281,245
Sumitomo Electric Industries Ltd.	690,406	9,223,209
Sumitomo Heavy Industries Ltd.	506,822	2,275,490
Sumitomo Metal Mining Co. Ltd.	476,065	6,360,867
Sumitomo Mitsui Financial Group, Inc.	1,173,100	51,564,622
Sumitomo Mitsui Trust Holdings, Inc.	3,028,722	13,079,766
Sumitomo Realty & Development Co. Ltd.	326,000	14,247,679
Sumitomo Rubber Industries Ltd.	155,700	2,177,633
Suntory Beverage & Food Ltd.	112,200	3,988,617
Suzuken Co. Ltd.	62,660	1,924,916
Suzuki Motor Corp.	333,900	7,128,590
Sysmex Corp.	66,500	3,838,583
T&D Holdings, Inc.	532,700	6,418,010
Taiheiyo Cement Corp.	1,083,000	4,036,032
Taisei Corp.	897,594	3,658,237
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,099,791
Taiyo Nippon Sanso Corp.	223,000	1,452,416
Takashimaya Co. Ltd.	239,000	2,089,681
Takeda Pharmaceutical Co. Ltd.	730,842	33,074,033
TDK Corp.	112,925	4,062,349
Teijin Ltd.	833,341	1,818,493
Terumo Corp.	140,812	6,716,310
The Chugoku Bank Ltd.	155,000	2,070,284
The Hachijuni Bank Ltd.	372,000	2,083,214
The Suruga Bank Ltd.	176,000	2,753,221
THK Co. Ltd.	106,000	2,044,409
Tobu Railway Co. Ltd.	929,297	4,664,136
Toho Co. Ltd.	107,554	2,125,807
Toho Gas Co. Ltd.	380,000	1,889,601
Tohoku Electric Power Co., Inc. (a)	413,490	4,506,509
Tokio Marine Holdings, Inc.	632,400	19,341,605
Tokyo Electric Power Co. (a)	1,327,518	6,681,738
Tokyo Electron Ltd.	161,018	6,665,164
Tokyo Gas Co. Ltd.	2,229,395	11,537,762
Tokyo Tatemono Co. Ltd.	380,000	3,209,826
Tokyu Corp.	1,031,954	6,600,920
Tokyu Land Corp.	388,000	3,573,350
TonenGeneral Sekiyu KK	254,856	2,309,431
Toppan Printing Co. Ltd.	502,013	3,672,214
Toray Industries, Inc.	1,335,883	8,161,509
Toshiba Corp.	3,676,880	14,489,656
Toto Ltd.	266,185	3,283,486
Toyo Seikan Group Holdings Ltd.	146,600	2,463,847
Toyo Suisan Kaisha Ltd.	80,000	2,400,039
Toyoda Gosei Co. Ltd.	60,500	1,454,451
Toyota Boshoku Corp.	55,400	722,241
Toyota Industries Corp.	147,686	5,941,931
Toyota Motor Corp.	2,539,251	152,739,603

	Shares	Value
Toyota Tsusho Corp.	192,800	$ 4,405,993
Trend Micro, Inc.	95,700	3,334,809
Tsumura & Co.	56,400	1,508,810
Ube Industries Ltd.	964,605	1,698,072
Unicharm Corp.	103,380	5,343,506
United Urban Investment Corp.	2,058	2,648,475
USS Co. Ltd.	19,780	2,467,790
West Japan Railway Co.	153,600	6,323,175
Yahoo! Japan Corp.	13,311	6,557,073
Yakult Honsha Co. Ltd.	86,666	3,657,545
Yamada Denki Co. Ltd.	84,935	2,675,133
Yamaguchi Financial Group, Inc.	191,000	1,770,818
Yamaha Corp.	144,743	1,816,233
Yamaha Motor Co. Ltd.	251,400	3,236,696
Yamato Holdings Co. Ltd.	338,332	7,239,206
Yamato Kogyo Co. Ltd.	39,700	1,289,780
Yamazaki Baking Co. Ltd.	103,000	1,102,251
Yaskawa Electric Corp.	193,000	2,271,839
Yokogawa Electric Corp.	197,800	2,478,725
Yokohama Rubber Co. Ltd.	184,000	1,613,113
TOTAL JAPAN		2,292,113,714
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	906,428	11,596,522
Millicom International Cellular SA (depository receipt)	60,612	4,920,406
SES SA (France) (depositary receipt)	278,580	8,184,758
Subsea 7 SA	253,454	5,197,591
Tenaris SA	429,387	9,482,914
TOTAL LUXEMBOURG		39,382,191
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	77
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,676,680	2,931,123
Netherlands - 3.1%
AEGON NV	1,619,325	11,526,630
Akzo Nobel NV	217,756	12,805,537
ASML Holding NV (Netherlands)	329,312	28,733,155
Corio NV	65,700	2,579,791
D.E. Master Blenders 1753 NV (a)	499,397	8,157,947
Delta Lloyd NV	171,838	3,281,735
European Aeronautic Defence and Space Co. (EADS) NV	536,158	30,899,080
Fugro NV (Certificaten Van Aandelen)	64,910	3,988,727
Gemalto NV (d)	71,513	8,229,435
Heineken Holding NV (A Shares)	93,458	5,639,867
Heineken NV (Bearer) (d)	209,267	14,368,213
ING Groep NV (Certificaten Van Aandelen) (a)	3,523,756	38,365,304
Koninklijke Ahold NV	915,423	14,584,968
Koninklijke Boskalis Westminster NV	67,437	2,669,387
Koninklijke KPN NV	2,934,769	8,572,010
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	888,108	$ 27,462,119
OCI NV (a)	82,000	3,901,511
QIAGEN NV (a)	215,753	4,334,279
Randstad Holding NV	110,369	5,126,573
Reed Elsevier NV	624,356	11,276,086
Royal DSM NV	141,590	10,443,861
STMicroelectronics NV	583,422	4,667,312
TNT Express NV	320,209	2,822,772
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,492,063	56,139,880
Vopak NV (d)	63,848	3,581,709
Wolters Kluwer NV (Certificaten Van Aandelen)	276,117	6,521,300
Ziggo NV	152,578	6,050,650
TOTAL NETHERLANDS		336,729,838
New Zealand - 0.1%
Auckland International Airport Ltd.	954,357	2,271,583
Contact Energy Ltd.	320,135	1,311,222
Fletcher Building Ltd.	625,831	4,236,706
Sky City Entertainment Group Ltd.	556,571	1,673,159
Telecom Corp. of New Zealand Ltd.	1,705,794	2,998,991
TOTAL NEW ZEALAND		12,491,661
Norway - 0.6%
Aker Solutions ASA	147,027	2,230,685
DNB ASA	892,825	13,859,551
Gjensidige Forsikring ASA	180,740	2,567,929
Norsk Hydro ASA (d)	813,467	3,275,215
Orkla ASA (A Shares)	699,806	5,049,704
StatoilHydro ASA	1,033,803	22,680,912
Telenor ASA	640,223	13,306,922
Yara International ASA	169,280	6,693,916
TOTAL NORWAY		69,664,834
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,742,100	1,828,143
Energias de Portugal SA (d)	1,833,190	6,478,662
Galp Energia SGPS SA Class B	317,404	5,342,294
Jeronimo Martins SGPS SA	231,397	4,492,582
Portugal Telecom SGPS SA (Reg.) (d)	565,197	2,133,472
TOTAL PORTUGAL		20,275,153
Singapore - 1.4%
Ascendas Real Estate Investment Trust	1,869,183	3,194,433
CapitaCommercial Trust (REIT)	1,783,000	1,893,983
CapitaLand Ltd.	2,316,437	5,538,674
CapitaMall Trust	2,173,200	3,168,824
CapitaMalls Asia Ltd.	1,228,000	1,728,018
City Developments Ltd.	440,000	3,439,009
ComfortDelgro Corp. Ltd.	1,819,784	2,632,096
DBS Group Holdings Ltd.	1,564,020	19,372,465
Global Logistic Properties Ltd.	2,823,000	5,975,306

	Shares	Value
Hutchison Port Holdings Trust	4,694,000	$ 3,473,560
Jardine Cycle & Carriage Ltd.	98,267	2,555,281
K-REIT Asia	105,712	99,447
Keppel Corp. Ltd.	1,321,400	10,462,637
Keppel Ld Ltd.	672,000	1,775,353
Olam International Ltd.	1,453,700	1,635,356
Oversea-Chinese Banking Corp. Ltd.	2,350,793	18,226,202
SembCorp Industries Ltd.	887,130	3,400,804
SembCorp Marine Ltd.	749,800	2,457,012
Singapore Airlines Ltd.	474,425	3,522,111
Singapore Exchange Ltd.	811,000	4,622,115
Singapore Press Holdings Ltd.	1,467,021	4,519,750
Singapore Technologies Engineering Ltd.	1,452,161	4,508,120
Singapore Telecommunications Ltd.	7,277,827	20,026,006
StarHub Ltd.	549,000	1,807,620
United Overseas Bank Ltd.	1,178,829	18,381,082
UOL Group Ltd.	417,984	2,097,129
Wilmar International Ltd.	1,736,000	4,286,924
Yangzijiang Shipbuilding Holdings Ltd.	1,681,000	1,245,332
TOTAL SINGAPORE		156,044,649
Spain - 2.9%
Abertis Infraestructuras SA	336,072	5,934,105
ACS Actividades de Construccion y Servicios SA	134,880	3,797,918
Amadeus IT Holding SA Class A	347,263	11,216,986
Banco Bilbao Vizcaya Argentaria SA	5,081,041	48,556,898
Banco de Sabadell SA (d)	2,480,526	5,717,507
Banco Popular Espanol SA (a)	1,154,629	5,421,933
Banco Santander SA (Spain)	10,222,074	72,231,618
Bankia SA (a)(d)	3,656,444	3,406,940
Cintra Concesiones de Infrastructuras de Transporte SA	368,513	6,112,417
Criteria CaixaCorp SA	1,089,527	4,046,325
Distribuidora Internacional de Alimentacion SA	557,752	4,408,175
Enagas SA	175,563	3,986,324
Gas Natural SDG SA	322,718	6,321,030
Grifols SA	134,757	5,412,507
Grupo Acciona SA (d)	23,608	1,207,967
Iberdrola SA	4,447,352	23,581,905
Inditex SA	201,483	26,668,944
International Consolidated Airlines Group SA (a)	75,414	334,795
International Consolidated Airlines Group SA CDI (a)	780,265	3,461,873
MAPFRE SA (Reg.)	704,882	2,374,667
Red Electrica Corporacion SA	99,779	5,175,353
Repsol YPF SA	789,650	18,321,116
Telefonica SA (a)	3,760,100	51,116,769
Zardoya Otis SA (d)	136,297	2,008,527
Zardoya Otis SA	5,331	78,560
TOTAL SPAIN		320,901,159
Common Stocks - continued
	Shares	Value
Sweden - 3.1%
Alfa Laval AB	297,355	$ 6,425,077
ASSA ABLOY AB (B Shares)	304,857	12,981,153
Atlas Copco AB:
(A Shares)	614,487	16,606,128
(B Shares)	354,807	8,710,435
Boliden AB	260,799	3,807,299
Electrolux AB (B Shares)	222,675	5,889,975
Elekta AB (B Shares)	335,972	5,287,465
Getinge AB (B Shares)	180,520	6,215,858
H&M Hennes & Mauritz AB (B Shares)	868,635	31,915,113
Hexagon AB (B Shares)	216,002	6,202,355
Husqvarna AB (B Shares)	387,673	2,441,620
Industrivarden AB Series C	113,174	1,950,172
Investment AB Kinnevik	196,325	6,132,055
Investor AB (B Shares)	417,452	12,030,952
Lundin Petroleum AB (a)	202,219	4,335,869
Nordea Bank AB	2,602,275	30,293,483
Ratos AB (B Shares)	168,600	1,470,434
Sandvik AB	974,108	13,030,046
Scania AB (B Shares) (d)	293,240	5,862,720
Securitas AB (B Shares)	279,842	2,949,439
Skandinaviska Enskilda Banken AB (A Shares)	1,412,600	14,504,656
Skanska AB (B Shares)	345,984	6,196,791
SKF AB (B Shares)	357,807	9,475,149
Svenska Cellulosa AB (SCA) (B Shares)	542,866	13,261,712
Svenska Handelsbanken AB (A Shares)	460,495	19,761,259
Swedbank AB (A Shares)	827,073	18,719,541
Swedish Match Co. AB	187,343	6,541,253
Tele2 AB (B Shares)	293,798	3,692,784
Telefonaktiebolaget LM Ericsson (B Shares)	2,807,279	33,015,837
TeliaSonera AB	2,179,492	15,607,851
Volvo AB (B Shares)	1,392,674	20,068,409
TOTAL SWEDEN		345,382,890
Switzerland - 9.0%
ABB Ltd. (Reg.)	2,023,631	43,281,085
Actelion Ltd.	97,042	6,596,708
Adecco SA (Reg.)	123,472	7,776,301
Aryzta AG	78,590	5,017,192
Baloise Holdings AG (d)	42,496	4,498,744
Banque Cantonale Vaudoise (Bearer)	3,995	2,140,370
Barry Callebaut AG	1,904	1,791,555
Coca-Cola HBC AG	5,000	138,078
Coca-Cola HBC AG sponsored ADR	179,947	4,943,144
Compagnie Financiere Richemont SA Series A	480,190	45,621,792
Credit Suisse Group	1,376,698	39,682,516
Ems-Chemie Holding AG	7,538	2,412,209
Geberit AG (Reg.)	36,240	8,818,030
Givaudan SA	7,578	10,204,991
Holcim Ltd. (Reg.)	212,817	14,443,972

	Shares	Value
Julius Baer Group Ltd.	203,377	$ 8,961,746
Kuehne & Nagel International AG	50,961	6,347,875
Lindt & Spruengli AG	95	4,390,349
Lindt & Spruengli AG (participation certificate)	785	3,138,481
Lonza Group AG	48,129	3,408,782
Nestle SA	2,959,388	193,674,865
Novartis AG	2,108,462	153,600,874
Pargesa Holding SA	25,831	1,836,445
Partners Group Holding AG	15,657	4,013,321
Roche Holding AG (participation certificate)	644,911	160,872,527
Schindler Holding AG:
(participation certificate)	44,462	6,130,877
(Reg.)	19,147	2,590,797
SGS SA (Reg.)	4,995	11,375,576
Sika AG (Bearer)	1,951	5,342,735
Sonova Holding AG Class B	46,179	5,111,975
Sulzer AG (Reg.)	22,064	3,217,889
Swatch Group AG (Bearer)	28,150	16,216,239
Swatch Group AG (Bearer) (Reg.)	39,808	3,987,431
Swiss Life Holding AG (d)	29,277	5,484,423
Swiss Prime Site AG	48,817	3,583,429
Swiss Re Ltd.	325,116	24,948,447
Swisscom AG (d)	21,188	9,600,581
Syngenta AG (Switzerland)	85,828	33,609,874
Transocean Ltd. (Switzerland)	335,354	15,235,008
UBS AG	3,350,907	64,744,904
Zurich Insurance Group AG	136,567	33,993,140
TOTAL SWITZERLAND		982,785,277
United Kingdom - 20.4%
3I Group PLC	875,561	4,864,332
Aberdeen Asset Management PLC	872,500	4,762,143
Admiral Group PLC	184,049	3,596,634
Aggreko PLC	253,553	6,392,989
AMEC PLC	269,286	4,335,877
Anglo American PLC (United Kingdom)	1,284,389	29,428,325
Antofagasta PLC	350,458	4,643,546
ARM Holdings PLC	1,275,627	17,257,747
Associated British Foods PLC	323,248	9,242,296
AstraZeneca PLC (United Kingdom)	1,148,802	56,564,035
Aviva PLC	2,687,471	16,086,298
Babcock International Group PLC	327,826	5,781,404
BAE Systems PLC	2,960,296	19,960,520
Barclays PLC	11,156,325	48,871,497
BG Group PLC	3,129,663	59,509,976
BHP Billiton PLC	1,943,351	56,523,143
BP PLC	17,502,093	121,023,777
British American Tobacco PLC (United Kingdom)	1,762,698	89,130,199
British Land Co. PLC	881,844	7,625,593
British Sky Broadcasting Group PLC	961,715	12,511,654
BT Group PLC	7,253,625	36,533,032
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	301,908	$ 6,367,668
Burberry Group PLC	404,649	9,619,477
Capita Group PLC	598,273	8,840,315
Capital Shopping Centres Group PLC	603,004	2,858,560
Carnival PLC	172,208	6,441,946
Centrica PLC	4,740,573	28,350,012
Cobham PLC	984,636	4,344,210
Compass Group PLC	1,666,519	22,107,095
Croda International PLC	123,403	4,970,266
Diageo PLC	2,307,102	70,704,312
Direct Line Insurance Group PLC	759,695	2,552,385
easyJet PLC	140,000	2,675,092
Fresnillo PLC	163,357	3,298,601
G4S PLC (United Kingdom)	1,286,923	5,185,296
GKN PLC	1,531,440	7,784,334
GlaxoSmithKline PLC	4,519,495	115,263,269
Hammerson PLC	648,711	4,860,662
Hargreaves Lansdown PLC	213,735	3,307,283
HSBC Holdings PLC (United Kingdom)	17,107,071	179,110,294
ICAP PLC	499,081	2,841,566
IMI PLC	292,448	6,503,516
Imperial Tobacco Group PLC	895,912	29,600,578
Inmarsat PLC	409,704	4,412,682
InterContinental Hotel Group PLC	244,057	6,834,943
Intertek Group PLC	145,045	7,197,335
Invensys PLC	620,632	4,702,208
Investec PLC	512,427	3,263,784
ITV PLC	3,384,337	8,632,788
J Sainsbury PLC	1,109,575	6,613,229
Johnson Matthey PLC	187,448	8,252,769
Kingfisher PLC	2,204,722	13,154,132
Land Securities Group PLC	714,182	9,772,760
Legal & General Group PLC	5,376,803	15,564,982
Lloyds Banking Group PLC (a)	42,224,516	47,495,111
London Stock Exchange Group PLC	159,483	3,855,553
Marks & Spencer Group PLC	1,476,196	10,790,897
Meggitt PLC	707,367	5,771,528
Melrose PLC	1,136,288	5,184,106
National Grid PLC	3,460,893	39,843,225
Next PLC	147,645	11,197,739
Old Mutual PLC	4,459,222	12,507,926
Pearson PLC	746,401	14,700,467
Persimmon PLC	276,727	4,712,994
Prudential PLC	2,355,129	39,392,014
Reckitt Benckiser Group PLC	594,934	40,428,351
Reed Elsevier PLC	1,086,894	13,331,707
Rexam PLC	713,977	5,398,370
Rio Tinto PLC	1,191,909	53,814,430
Rolls-Royce Group PLC	1,735,786	29,912,217
Royal & Sun Alliance Insurance Group PLC	3,437,101	6,317,200

	Shares	Value
Royal Bank of Scotland Group PLC (a)	1,948,935	$ 10,068,271
Royal Dutch Shell PLC:
Class A (Netherlands)	57,076	1,846,343
Class A (United Kingdom)	3,422,668	110,695,875
Class B (United Kingdom)	2,360,273	79,442,011
SABMiller PLC	884,033	42,113,368
Sage Group PLC	1,066,546	5,687,375
Schroders PLC	100,426	3,599,726
Scottish & Southern Energy PLC	885,155	21,440,057
Segro PLC	658,881	2,981,518
Serco Group PLC	450,438	3,821,790
Severn Trent PLC	216,219	5,656,059
Smith & Nephew PLC	821,242	9,555,619
Smiths Group PLC	357,799	7,108,448
Standard Chartered PLC (United Kingdom)	2,225,312	49,693,837
Standard Life PLC	2,150,241	11,036,341
Tate & Lyle PLC	420,726	5,248,593
Tesco PLC	7,420,202	42,149,904
The Weir Group PLC	199,567	6,726,600
Travis Perkins PLC	223,583	5,457,164
TUI Travel PLC	416,653	2,223,747
Tullow Oil PLC	828,326	12,939,261
Unilever PLC	1,179,663	44,980,234
United Utilities Group PLC	621,501	6,534,906
Vedanta Resources PLC	98,791	1,778,980
Vodafone Group PLC	44,688,959	143,966,220
Whitbread PLC	164,147	7,834,861
William Hill PLC	787,779	5,068,849
WM Morrison Supermarkets PLC	2,009,502	9,037,192
TOTAL UNITED KINGDOM		2,233,980,350
TOTAL COMMON STOCKS (Cost $10,471,066,174)		10,653,407,027
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	235,965	31,033,501
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	47,905	3,512,641
FUCHS PETROLUB AG	32,638	2,640,787
Henkel AG & Co. KGaA	163,477	15,837,152
Porsche Automobil Holding SE (Germany)	139,717	11,744,183
RWE AG (non-vtg.) (d)	36,727	997,745
Volkswagen AG	132,228	30,076,047
TOTAL GERMANY		64,808,555
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,545,527	$ 3,065,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $69,679,623)		98,907,997
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.11% 9/19/13 to 6/26/14 (e) (Cost $19,990,873)	$ 20,000,000	19,992,261
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	223,225,349	223,225,349
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	142,035,889	142,035,889
TOTAL MONEY MARKET FUNDS (Cost $365,261,238)		365,261,238
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $10,925,997,908)		11,137,568,523
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(171,781,975)
NET ASSETS - 100%		$ 10,965,786,548
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
73 CAC 40 Index Contracts (France)	Sept. 2013	$ 3,797,471	$ (5,012,234)
7 DAX 100 Index Contracts (Germany)	Sept. 2013	1,877,486	91,998
473 EURO STOXX 50 Index Contracts (Germany)	Sept. 2013	17,047,580	499,755
207 FTSE 100 Index Contracts (United Kingdom)	Sept. 2013	20,556,089	(9,227)
21 Hang Seng Index Contracts (Hong Kong)	Sept. 2013	2,920,439	(27,051)
1,587 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	134,236,395	(107,496)
172 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2013	3,154,594	382,210
68 SFE SPI 200 Index Contracts	Sept. 2013	7,743,969	(148,193)
31 SGX MSCI Index Contracts (Singapore)	Sept. 2013	1,672,484	(20,843)
160 TSE TOPIX Index Contracts	Sept. 2013	17,966,084	321,033
TOTAL EQUITY INDEX CONTRACTS		$ 210,972,591	$ (4,030,048)
The face value of futures purchased as a percentage of net assets is 1.9%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/13/13	JPY	Goldman Sachs Bank USA	Buy	100,000,000	$ 1,025,641	$ (7,094)
9/13/13	JPY	Goldman Sachs Bank USA	Buy	1,660,000,000	17,116,931	(209,050)
9/20/13	AUD	Goldman Sachs Bank USA	Buy	700,000	630,035	(7,859)
9/20/13	AUD	Goldman Sachs Bank USA	Buy	3,900,000	3,670,076	(203,668)
9/20/13	AUD	Goldman Sachs Bank USA	Buy	4,000,000	3,819,980	(264,690)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	500,000	669,670	(8,802)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,326,780	(5,044)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	8,000,000	10,674,808	(100,921)
9/20/13	EUR	Goldman Sachs Bank USA	Buy	9,300,000	12,424,912	(132,768)
9/20/13	EUR	Goldman Sachs Bank USA	Sell	1,300,000	1,662,635	(55,622)
9/20/13	GBP	Goldman Sachs Bank USA	Buy	300,000	470,661	(5,826)
9/20/13	GBP	Goldman Sachs Bank USA	Buy	6,000,000	9,401,880	(105,188)
9/20/13	GBP	Goldman Sachs Bank USA	Buy	7,000,000	10,901,100	(54,959)
9/20/13	SEK	Goldman Sachs Bank USA	Buy	10,000,000	1,549,627	(41,440)
9/20/13	SEK	Goldman Sachs Bank USA	Buy	11,200,000	1,722,016	(32,847)
						$ (1,235,778)

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,859,124.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103,089
Fidelity Securities Lending Cash Central Fund	2,198,707
Total	$ 2,301,796
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,262,241,501	$ 708,333,067	$ 553,908,434	$ -
Consumer Staples	1,235,591,330	557,071,036	678,520,294	-
Energy	766,957,788	238,018,507	528,939,281	-
Financials	2,712,949,985	1,569,812,757	1,143,137,144	84
Health Care	1,098,731,562	388,614,070	710,117,492	-
Industrials	1,376,149,170	779,147,912	597,001,258	-
Information Technology	453,363,481	70,939,523	382,423,958	-
Materials	877,598,469	462,093,473	415,504,996	-
Telecommunication Services	574,053,615	191,983,639	382,069,976	-
Utilities	394,678,123	284,904,077	109,774,046	-
Government Obligations	19,992,261	-	19,992,261	-
Money Market Funds	365,261,238	365,261,238	-	-
Total Investments in Securities:	$ 11,137,568,523	$ 5,616,179,299	$ 5,521,389,140	$ 84
Derivative Instruments:
Assets
Futures Contracts	$ 1,294,996	$ 1,294,996	$ -	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,235,778)	$ -	$ (1,235,778)	$ -
Futures Contracts	(5,325,044)	(5,325,044)	-	-
Total Liabilities	$ (6,560,822)	$ (5,325,044)	$ (1,235,778)	$ -
Total Derivative Instruments:	$ (5,265,826)	$ (4,030,048)	$ (1,235,778)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,527,357,768
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 1,294,996	$ (5,325,044)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	-	(1,235,778)
Total Value of Derivatives	$ 1,294,996	$ (6,560,822)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $129,879,000) - See accompanying schedule: Unaffiliated issuers (cost $10,560,736,670)	$ 10,772,307,285
Fidelity Central Funds (cost $365,261,238)	365,261,238
Total Investments (cost $10,925,997,908)		$ 11,137,568,523
Foreign currency held at value (cost $6,737,874)		6,707,733
Receivable for investments sold		1,219,388
Receivable for fund shares sold		16,040,761
Dividends receivable		36,844,434
Distributions receivable from Fidelity Central Funds		111,268
Receivable from investment adviser for expense reductions		298,183
Other receivables		2,793
Total assets		11,198,793,083

Liabilities
Payable for investments purchased	$ 73,259,816
Unrealized depreciation on foreign currency contracts	1,235,778
Payable for fund shares redeemed	13,388,135
Accrued management fee	561,184
Payable for daily variation margin for derivative instruments	1,638,302
Other affiliated payables	887,431
Collateral on securities loaned, at value	142,035,889
Total liabilities		233,006,535

Net Assets		$ 10,965,786,548
Net Assets consist of:
Paid in capital		$ 11,215,406,702
Undistributed net investment income		229,970,401
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(685,838,253)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		206,247,698
Net Assets		$ 10,965,786,548

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,391,450,027 ÷ 65,087,382 shares)	$ 36.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,776,801,812 ÷ 157,142,895 shares)	$ 36.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,401,045,901 ÷ 38,097,420 shares)	$ 36.78

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,396,488,808 ÷ 37,972,633 shares)	$ 36.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 242,754,229
Interest		10,896
Income from Fidelity Central Funds (including $2,198,707 from security lending)		2,301,796
Income before foreign taxes withheld		245,066,921
Less foreign taxes withheld		(17,462,960)
Total income		227,603,961

Expenses
Management fee	$ 3,211,151
Transfer agent fees	5,127,501
Independent trustees' compensation	30,245
Miscellaneous	11,614
Total expenses before reductions	8,380,511
Expense reductions	(1,711,613)	6,668,898
Net investment income (loss)		220,935,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,620,786)
Foreign currency transactions	(12,918,251)
Futures contracts	15,041,691
Total net realized gain (loss)		(42,497,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	230,708,167
Assets and liabilities in foreign currencies	8,967,666
Futures contracts	(6,230,041)
Total change in net unrealized appreciation (depreciation)		233,445,792
Net gain (loss)		190,948,446
Net increase (decrease) in net assets resulting from operations		$ 411,883,509

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 220,935,063	$ 283,086,353
Net realized gain (loss)	(42,497,346)	(79,042,694)
Change in net unrealized appreciation (depreciation)	233,445,792	690,009,936
Net increase (decrease) in net assets resulting from operations	411,883,509	894,053,595
Distributions to shareholders from net investment income	-	(263,200,177)
Distributions to shareholders from net realized gain	-	(10,605,696)
Total distributions	-	(273,805,873)
Share transactions - net increase (decrease)	522,591,658	690,478,893
Redemption fees	405,356	579,443
Total increase (decrease) in net assets	934,880,523	1,311,306,058

Net Assets
Beginning of period	10,030,906,025	8,719,599,967
End of period (including undistributed net investment income of $229,970,401 and undistributed net investment income of $9,035,338, respectively)	$ 10,965,786,548	$ 10,030,906,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) D	.74	1.03	1.19	.94	.82	1.30
Net realized and unrealized gain (loss)	.69	2.23	(4.28)	5.45	10.93	(22.75)
Total from investment operations	1.43	3.26	(3.09)	6.39	11.75	(21.45)
Distributions from net investment income	-	(.97)	(1.12)	(.81)	(.74)	(.94)
Distributions from net realized gain	-	(.04)	(.02)	(.03)	(.12)	-
Total distributions	-	(1.01)	(1.14)	(.84)	(.86)	(.94)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 36.74	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Total Return B,C	4.05%	10.01%	(7.92)%	20.34%	56.36%	(50.03)%
Ratios to Average Net Assets E,G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.11%	.10%	.10%	.10%
Expenses net of all reductions	.20% A	.20%	.11%	.10%	.10%	.10%
Net investment income (loss)	4.05% A	3.16%	3.54%	2.84%	2.72%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,391,450	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776
Portfolio turnover rate F	1% A	1%	9%	1%	2%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) D	.76	1.06	1.20	.96	.83	1.31
Net realized and unrealized gain (loss)	.69	2.22	(4.28)	5.44	10.93	(22.75)
Total from investment operations	1.45	3.28	(3.08)	6.40	11.76	(21.44)
Distributions from net investment income	-	(1.00)	(1.12)	(.82)	(.75)	(.95)
Distributions from net realized gain	-	(.04)	(.02)	(.03)	(.12)	-
Total distributions	-	(1.04)	(1.14)	(.85)	(.87)	(.95)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 36.76	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Total Return B,C	4.11%	10.07%	(7.87)%	20.38%	56.40%	(50.02)%
Ratios to Average Net Assets E,G
Expenses before reductions	.17% A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12% A	.12%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.12% A	.12%	.07%	.07%	.07%	.07%
Net investment income (loss)	4.13% A	3.24%	3.57%	2.87%	2.75%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,776,802	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867
Portfolio turnover rate F	1% A	1%	9%	1%	2%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.77	1.07	.32
Net realized and unrealized gain (loss)	.70	2.22	2.48
Total from investment operations	1.47	3.29	2.80
Distributions from net investment income	-	(1.01)	(1.02)
Distributions from net realized gain	-	(.04)	-
Total distributions	-	(1.05)	(1.02)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 36.78	$ 35.31	$ 33.07
Total Return B,C	4.16%	10.12%	9.44%
Ratios to Average Net Assets E,H
Expenses before reductions	.10%A,L	.10% L	.10% A,L
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	4.18% A	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,401,046	$ 1,269,545	$ 860,659
Portfolio turnover rate F	1% A	1%	9% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.77	1.08	.32
Net realized and unrealized gain (loss)	.70	2.22	2.48
Total from investment operations	1.47	3.30	2.80
Distributions from net investment income	-	(1.02)	(1.02)
Distributions from net realized gain	-	(.04)	-
Total distributions	-	(1.06)	(1.02)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 36.78	$ 35.31	$ 33.07
Total Return B,C	4.16%	10.13%	9.45%
Ratios to Average Net Assets E,H
Expenses before reductions	.08%A,L	.08% L	.08% A,L
Expenses net of fee waivers, if any	.06% A	.06%	.06% A
Expenses net of all reductions	.06% A	.06%	.06% A
Net investment income (loss)	4.19% A	3.30%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,396,489	$ 1,155,733	$ 958,101
Portfolio turnover rate F	1% A	1%	9% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Spartan® Extended Market Index Fund and Spartan® International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage® Class and Fidelity Advantage® Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of each applicable Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 11,132,384,437	$ 3,171,500,326	$ (850,546,687)	$ 2,320,953,639
Spartan International Index	10,984,467,234	2,088,755,278	(1,935,653,989)	153,101,289

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan International Index	$ (4,442,746)	$ (212,836,014)	$ (217,278,760)	$ (535,614,445)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to ..75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 11,216,284	$ (4,929,530)
Totals (a)	$ 11,216,284	$ (4,929,530)
Spartan International Index
Equity Risk
Futures Contracts	$ 15,041,691	$ (6,230,041)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,959,593)	7,799,555
Totals (a)	$ 3,082,098	$ 1,569,514

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market, and to fluctuations currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,927,397,937	421,280,117
Spartan International Index	771,039,088	40,955,380

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 238,450
Fidelity Advantage Class	417,680
Fidelity Advantage Institutional Class	27
$ 656,157
Spartan International Index
Investor Class	$ 1,659,921
Fidelity Advantage Class	3,133,927
Institutional Class	238,119
Fidelity Advantage Institutional Class	95,534
$ 5,127,501

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 10,816
Spartan International Index	11,614

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 28
Spartan International Index
Fidelity Advantage Class	.12%	1,438,395
Institutional Class	.07%	173,524
Fidelity Advantage Institutional Class	.06%	98,742

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 2,252
Spartan International Index	905

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 601
Spartan International Index	47

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Extended Market Index
From net investment income
Investor Class	$ 1,554,342	$ 34,726,754
Fidelity Advantage Class	11,560,202	88,271,798
Fidelity Advantage Institutional Class	358	2,156
Total	$ 13,114,902	$ 123,000,708
From net realized gain
Investor Class	$ 5,971,157	$ 59,938,933
Fidelity Advantage Class	41,568,390	140,771,137
Fidelity Advantage Institutional Class	1,259	3,484
Total	$ 47,540,806	$ 200,713,554
Spartan International Index
From net investment income
Investor Class	$ -	$ 87,597,672
Fidelity Advantage Class	-	109,365,106
Institutional Class	-	34,315,538
Fidelity Advantage Institutional Class	-	31,921,861
Total	$ -	$ 263,200,177
From net realized gain
Investor Class	$ -	$ 3,612,275
Fidelity Advantage Class	-	4,386,091
Institutional Class	-	1,352,974
Fidelity Advantage Institutional Class	-	1,254,356
Total	$ -	$ 10,605,696

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Extended Market Index
Investor Class
Shares sold	9,617,653	13,321,094	$ 440,542,329	$ 530,659,536
Reinvestment of distributions	164,280	2,332,565	7,345,010	90,866,565
Shares redeemed	(5,471,339)	(58,837,328)	(254,087,974)	(2,389,706,038)
Net increase (decrease)	4,310,594	(43,183,669)	$ 193,799,365	$ (1,768,179,937)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Extended Market Index
Fidelity Advantage Class
Shares sold	43,114,289	89,341,752	$ 2,004,614,823	$ 3,625,244,734
Reinvestment of distributions	1,144,156	5,670,305	51,155,193	220,926,287
Shares redeemed	(15,479,808)	(27,226,963)	(715,642,734)	(1,083,879,441)
Net increase (decrease)	28,778,637	67,785,094	$ 1,340,127,282	$ 2,762,291,580
Fidelity Advantage Institutional Class
Shares sold	12,446	2,138	$ 572,629	$ 88,301
Reinvestment of distributions	36	145	1,617	5,640
Shares redeemed	(725)	-	(33,888)	-
Net increase (decrease)	11,757	2,283	$ 540,358	$ 93,941
Spartan International Index
Investor Class
Shares sold	9,768,123	22,480,598	$ 358,348,357	$ 738,516,301
Reinvestment of distributions	-	2,603,169	-	87,570,598
Shares redeemed	(9,338,307)	(63,993,981)	(342,904,323)	(2,162,502,955)
Net increase (decrease)	429,816	(38,910,214)	$ 15,444,034	$ (1,336,416,056)
Fidelity Advantage Class
Shares sold	24,598,018	75,323,150	$ 903,857,523	$ 2,547,792,654
Reinvestment of distributions	-	3,011,886	-	101,319,852
Shares redeemed	(18,204,664)	(32,726,415)	(665,738,973)	(1,057,404,449)
Net increase (decrease)	6,393,354	45,608,621	$ 238,118,550	$ 1,591,708,057
Institutional Class
Shares sold	6,439,611	16,830,227	$ 236,178,227	$ 541,022,171
Reinvestment of distributions	-	1,060,233	-	35,666,241
Shares redeemed	(4,292,420)	(7,965,479) B	(157,777,578)	(261,596,672) B
Net increase (decrease)	2,147,191	9,924,981	$ 78,400,649	$ 315,091,740
Fidelity Advantage Institutional Class
Shares sold	9,997,890	8,644,925	$ 363,900,243	$ 280,664,871
Reinvestment of distributions	-	986,213	-	33,176,217
Shares redeemed	(4,753,517)	(5,875,458)	(173,271,818)	(193,745,936)
Net increase (decrease)	5,244,373	3,755,680	$ 190,628,425	$ 120,095,152

B Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the funds, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer group comparisons are not shown below. For Spartan International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Spartan Extended Market Index Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% would mean that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2012.

With respect to Spartan Extended Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.05% through April 30, 2014.

With respect to Spartan International Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2014.

With respect to Spartan Total Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.045%, and 0.06% through April 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SIF-USAN-1013
1.790950.110

Spartan® Total Market Index

Fund
Class F

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.100%
Actual		$ 1,000.00	$ 1,093.80	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,093.70	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,093.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,094.00	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,093.90	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.5
Exxon Mobil Corp.	2.1	2.4
Microsoft Corp.	1.4	1.3
Johnson & Johnson	1.3	1.3
General Electric Co.	1.3	1.5
Chevron Corp.	1.3	1.4
Google, Inc. Class A	1.3	1.3
Procter & Gamble Co.	1.2	1.2
Wells Fargo & Co.	1.1	1.0
Berkshire Hathaway, Inc. Class B	1.1	1.1
	14.6
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	17.4
Financials	17.2	17.0
Consumer Discretionary	12.9	12.0
Health Care	12.4	11.8
Industrials	11.0	11.1
Energy	9.7	10.2
Consumer Staples	8.8	9.3
Materials	3.7	3.8
Utilities	3.2	3.5
Telecommunication Services	2.2	2.6

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	57,157	$ 1,286,604
American Axle & Manufacturing Holdings, Inc. (a)	58,540	1,125,724
Autoliv, Inc.	93,950	7,608,071
BorgWarner, Inc.	113,339	10,946,281
Cooper Tire & Rubber Co.	62,365	1,991,314
Dana Holding Corp.	143,074	2,998,831
Delphi Automotive PLC	299,110	16,457,032
Dorman Products, Inc. (d)	25,196	1,265,847
Drew Industries, Inc. (d)	24,362	1,022,230
Federal-Mogul Corp. Class A (a)(d)	65,766	1,003,589
Fox Factory Holding Corp.	10,471	190,153
Fuel Systems Solutions, Inc. (a)(d)	20,668	392,692
Gentex Corp.	141,938	3,197,863
Gentherm, Inc. (a)(d)	38,502	644,138
Johnson Controls, Inc.	686,849	27,837,990
Lear Corp.	91,325	6,278,594
Modine Manufacturing Co. (a)	42,412	552,628
Motorcar Parts of America, Inc. (a)	17,588	162,337
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	23,444
Remy International, Inc.	14,427	281,904
Spartan Motors, Inc.	44,931	256,556
Standard Motor Products, Inc.	17,952	550,408
Stoneridge, Inc. (a)	33,804	420,522
Strattec Security Corp.	672	23,735
Superior Industries International, Inc.	32,436	565,684
Tenneco, Inc. (a)	64,500	2,975,385
The Goodyear Tire & Rubber Co. (a)	255,428	5,139,211
Tower International, Inc. (a)	7,786	159,457
TRW Automotive Holdings Corp. (a)	120,659	8,333,917
UQM Technologies, Inc. (a)(d)	38,648	49,469
Visteon Corp. (a)	54,951	3,935,041
		107,676,651
Automobiles - 0.7%
Ford Motor Co.	3,939,675	63,783,338
General Motors Co. (a)(d)	766,984	26,138,815
Harley-Davidson, Inc.	223,728	13,419,205
Tesla Motors, Inc. (a)(d)	76,818	12,982,242
Thor Industries, Inc. (d)	46,074	2,360,371
Winnebago Industries, Inc. (a)	39,123	871,269
		119,555,240
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	704,070
Genuine Parts Co.	157,612	12,137,700
LKQ Corp. (a)	302,402	8,842,234
Pool Corp.	41,433	2,158,245
VOXX International Corp. (a)	18,073	219,768
Weyco Group, Inc.	1,992	49,700
		24,111,717

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 679,340
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	2,076,795
Ascent Capital Group, Inc. (a)	16,905	1,248,265
Bridgepoint Education, Inc. (a)	11,294	186,577
Bright Horizons Family Solutions, Inc.	22,321	812,708
Capella Education Co. (a)(d)	13,812	750,682
Career Education Corp. (a)	44,821	117,431
Carriage Services, Inc.	15,957	281,162
Collectors Universe, Inc. (d)	4,772	74,586
Corinthian Colleges, Inc. (a)(d)	84,173	186,022
DeVry, Inc. (d)	60,163	1,805,492
Education Management Corp. (a)(d)	26,671	216,569
Grand Canyon Education, Inc. (a)(d)	40,743	1,406,041
H&R Block, Inc.	269,674	7,526,601
Hillenbrand, Inc.	60,464	1,497,089
ITT Educational Services, Inc. (a)(d)	22,063	635,635
K12, Inc. (a)(d)	35,687	1,295,795
Learning Tree International, Inc. (a)	3,285	11,793
LifeLock, Inc.	15,276	192,630
Lincoln Educational Services Corp.	15,671	79,922
Mac-Gray Corp.	7,087	101,698
Matthews International Corp. Class A	31,601	1,166,077
National American University Holdings, Inc.	5,378	18,447
Outerwall, Inc. (a)(d)	24,683	1,534,542
Regis Corp.	37,626	593,738
Service Corp. International	236,136	4,269,339
Sotheby's Class A (Ltd. vtg.)	74,799	3,448,982
Steiner Leisure Ltd. (a)	10,649	593,362
Stewart Enterprises, Inc. Class A	62,714	820,299
Strayer Education, Inc. (d)	14,558	581,738
Universal Technical Institute, Inc.	29,419	312,724
Weight Watchers International, Inc. (d)	23,857	857,421
		35,379,502
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	748,812
Ambassadors Group, Inc.	24,177	84,136
Bally Technologies, Inc. (a)(d)	46,562	3,358,517
Biglari Holdings, Inc.	1,147	478,815
Biglari Holdings, Inc. rights 9/16/13 (a)(d)	1,147	33,951
BJ's Restaurants, Inc. (a)(d)	21,746	679,345
Bloomin' Brands, Inc.	42,143	948,218
Bob Evans Farms, Inc.	27,901	1,367,986
Boyd Gaming Corp. (a)	82,652	1,001,742
Bravo Brio Restaurant Group, Inc. (a)(d)	12,451	186,516
Brinker International, Inc.	62,217	2,488,058
Buffalo Wild Wings, Inc. (a)(d)	15,323	1,592,213
Burger King Worldwide, Inc.	82,686	1,617,338
Caesars Entertainment Corp. (a)(d)	22,500	483,075
Carnival Corp. unit	445,209	16,067,593
Carrols Restaurant Group, Inc. (a)	6,381	38,414
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CEC Entertainment, Inc.	20,553	$ 831,780
Chipotle Mexican Grill, Inc. (a)(d)	31,378	12,807,558
Choice Hotels International, Inc. (d)	44,031	1,689,910
Churchill Downs, Inc.	13,145	1,064,745
Chuys Holdings, Inc. (a)(d)	13,590	488,561
Cosi, Inc. (a)(d)	11,735	25,465
Cracker Barrel Old Country Store, Inc.	24,866	2,447,312
Darden Restaurants, Inc.	122,762	5,672,832
Del Frisco's Restaurant Group, Inc. (a)	10,575	203,357
Denny's Corp. (a)	71,197	400,127
Diamond Resorts International, Inc.	18,779	304,971
DineEquity, Inc.	12,829	850,178
Domino's Pizza, Inc.	66,862	4,108,001
Dover Downs Gaming & Entertainment, Inc.	1,508	2,579
Dover Motorsports, Inc.	9,993	24,383
Dunkin' Brands Group, Inc. (d)	91,395	3,938,211
Einstein Noah Restaurant Group, Inc.	3,797	60,790
Empire Resorts, Inc. (a)	5,314	16,367
Entertainment Gaming Asia, Inc. (a)	8,246	11,544
Famous Dave's of America, Inc. (a)	2,311	36,884
Fiesta Restaurant Group, Inc. (a)	18,237	595,803
Frisch's Restaurants, Inc.	500	9,755
Hyatt Hotels Corp. Class A (a)(d)	61,427	2,665,932
Ignite Restaurant Group, Inc. (a)(d)	4,841	72,421
International Game Technology	268,403	5,070,133
International Speedway Corp. Class A (d)	20,854	646,265
Interval Leisure Group, Inc.	36,016	777,946
Isle of Capri Casinos, Inc. (a)	20,657	154,101
Jack in the Box, Inc. (a)	42,139	1,664,069
Jamba, Inc. (a)(d)	19,136	245,898
Kona Grill, Inc. (a)	4,029	48,267
Krispy Kreme Doughnuts, Inc. (a)	61,696	1,216,645
Lakes Entertainment, Inc. (a)	2,872	11,948
Las Vegas Sands Corp.	352,868	19,884,112
Life Time Fitness, Inc. (a)(d)	38,055	1,902,369
Luby's, Inc. (a)	14,614	102,444
Marcus Corp.	22,859	281,166
Marriott International, Inc. Class A	251,677	10,064,563
Marriott Vacations Worldwide Corp. (a)	31,069	1,354,608
McDonald's Corp.	1,007,623	95,079,306
MGM Mirage, Inc. (a)	371,095	6,564,671
Monarch Casino & Resort, Inc. (a)	4,802	90,278
Morgans Hotel Group Co. (a)	27,678	190,148
MTR Gaming Group, Inc. (a)	11,304	42,390
Multimedia Games Holding Co., Inc. (a)	28,049	1,100,643
Noodles & Co.	6,748	308,114
Norwegian Cruise Line Holdings Ltd.	47,119	1,464,930
Orient Express Hotels Ltd. Class A (a)	89,796	1,086,532
Panera Bread Co. Class A (a)	26,570	4,358,011
Papa John's International, Inc.	19,260	1,312,184

	Shares	Value
Penn National Gaming, Inc. (a)(d)	66,856	$ 3,515,957
Pinnacle Entertainment, Inc. (a)	61,922	1,466,313
Premier Exhibitions, Inc. (a)	7,733	13,069
Red Lion Hotels Corp. (a)	3,129	17,241
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,371,076
Rick's Cabaret International, Inc. (a)	5,726	63,845
Royal Caribbean Cruises Ltd.	149,876	5,498,950
Ruby Tuesday, Inc. (a)(d)	44,363	322,075
Ruth's Hospitality Group, Inc.	33,916	400,887
Scientific Games Corp. Class A (a)	45,645	652,267
SeaWorld Entertainment, Inc.	28,617	856,507
SHFL Entertainment, Inc. (a)	57,423	1,307,522
Six Flags Entertainment Corp.	100,414	3,314,666
Sonic Corp. (a)	98,965	1,579,481
Speedway Motorsports, Inc.	7,569	133,820
Starbucks Corp.	751,996	53,030,758
Starwood Hotels & Resorts Worldwide, Inc.	193,786	12,390,677
Texas Roadhouse, Inc. Class A	57,171	1,420,699
The Cheesecake Factory, Inc. (d)	39,940	1,668,294
Town Sports International Holdings, Inc.	13,107	152,172
Vail Resorts, Inc.	33,420	2,272,560
Wendy's Co.	250,660	1,894,990
WMS Industries, Inc. (a)	53,103	1,364,747
Wyndham Worldwide Corp.	137,748	8,176,721
Wynn Resorts Ltd.	80,911	11,411,687
Yum! Brands, Inc.	455,847	31,918,407
		370,741,324
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	1,947	26,908
Beazer Homes U.S.A., Inc. (a)(d)	23,951	405,730
Blyth, Inc. (d)	16,038	148,031
Cavco Industries, Inc. (a)(d)	9,813	515,575
Cobra Electronics Corp. (a)	1,032	2,962
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	21,891
CSS Industries, Inc.	16,118	351,695
D.R. Horton, Inc. (d)	272,727	4,868,177
Dixie Group, Inc. (a)	6,244	66,811
Emerson Radio Corp. (a)	23,724	39,856
Ethan Allen Interiors, Inc.	25,611	667,679
Flexsteel Industries, Inc.	2,547	57,282
Furniture Brands International, Inc. (a)(d)	8,154	4,729
Garmin Ltd. (d)	105,419	4,297,933
Harman International Industries, Inc.	71,938	4,605,471
Helen of Troy Ltd. (a)	30,506	1,225,731
Hooker Furniture Corp.	13,495	194,193
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	912,389
iRobot Corp. (a)(d)	24,689	806,590
Jarden Corp. (a)	101,879	4,375,703
KB Home (d)	76,789	1,230,928
Kid Brands, Inc. (a)	16,651	24,643
Koss Corp.	2,669	13,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
La-Z-Boy, Inc.	54,902	$ 1,167,217
Leggett & Platt, Inc.	123,614	3,574,917
Lennar Corp. Class A (d)	158,226	5,033,169
Libbey, Inc. (a)	16,641	394,725
Lifetime Brands, Inc.	2,385	32,985
M.D.C. Holdings, Inc. (d)	36,801	1,024,172
M/I Homes, Inc. (a)(d)	24,871	465,834
Meritage Homes Corp. (a)	46,552	1,858,356
Mohawk Industries, Inc. (a)	64,682	7,599,488
NACCO Industries, Inc. Class A	6,219	345,652
Newell Rubbermaid, Inc.	285,365	7,219,735
NVR, Inc. (a)	5,106	4,369,766
PulteGroup, Inc.	339,499	5,224,890
Ryland Group, Inc.	46,168	1,607,570
Skullcandy, Inc. (a)	12,653	67,314
Skyline Corp. (a)	21,741	103,705
Standard Pacific Corp. (a)(d)	138,811	991,111
Stanley Furniture Co., Inc. (a)	5,699	19,662
Taylor Morrison Home Corp.	26,856	553,502
Tempur Sealy International, Inc. (a)(d)	59,637	2,296,621
Toll Brothers, Inc. (a)(d)	143,481	4,391,953
TRI Pointe Homes, Inc. (d)	13,100	183,793
Tupperware Brands Corp.	50,496	4,078,562
UCP, Inc.	9,479	129,388
Universal Electronics, Inc. (a)	14,332	432,253
WCI Communities, Inc.	8,622	130,623
Whirlpool Corp.	77,133	9,923,160
Zagg, Inc. (a)(d)	21,268	94,643
		88,179,632
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	171,741
Amazon.com, Inc. (a)	367,320	103,209,574
Blue Nile, Inc. (a)	11,337	410,173
dELiA*s, Inc. (a)	2,977	3,275
Expedia, Inc.	90,103	4,213,216
Gaiam, Inc. Class A (a)	12,609	64,558
Geeknet, Inc. (a)	2,810	46,871
Groupon, Inc. Class A (a)	268,227	2,725,186
Hollywood Media Corp. (a)	1,032	1,734
HomeAway, Inc. (a)(d)	35,174	1,109,388
HSN, Inc.	37,772	2,034,400
Liberty Media Corp.:
Interactive Series A (a)	531,914	12,010,618
Series A (a)	40,463	3,465,251
Netflix, Inc. (a)(d)	56,574	16,061,924
NutriSystem, Inc. (d)	26,922	340,833
Orbitz Worldwide, Inc. (a)(d)	31,286	297,530
Overstock.com, Inc. (a)(d)	14,467	406,957
PetMed Express, Inc.	32,292	493,099
priceline.com, Inc. (a)	51,751	48,569,866
RetailMeNot, Inc.	11,243	359,326

	Shares	Value
Shutterfly, Inc. (a)(d)	28,914	$ 1,502,371
TripAdvisor, Inc. (a)(d)	111,656	8,259,194
U.S. Auto Parts Network, Inc. (a)	5,048	4,796
ValueVision Media, Inc. Class A (a)	41,726	204,040
Vitacost.com, Inc. (a)(d)	15,384	126,764
		206,092,685
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	1,004,782
Black Diamond, Inc. (a)(d)	20,004	208,042
Brunswick Corp. (d)	91,271	3,318,614
Callaway Golf Co.	77,147	533,857
Hasbro, Inc. (d)	108,883	4,962,887
JAKKS Pacific, Inc. (d)	19,661	102,041
Johnson Outdoors, Inc. Class A (a)	3,505	88,291
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	324,588
Marine Products Corp.	11,741	102,264
Mattel, Inc.	359,540	14,561,370
Meade Instruments Corp. (a)	112	502
Nautilus, Inc. (a)	31,083	196,134
Polaris Industries, Inc.	60,497	6,606,877
Smith & Wesson Holding Corp. (a)(d)	80,794	883,886
Steinway Musical Instruments, Inc. (a)	4,620	186,001
Sturm, Ruger & Co., Inc. (d)	24,417	1,278,718
Summer Infant, Inc. (a)	32,605	105,640
		34,464,494
Media - 3.5%
A.H. Belo Corp. Class A	22,177	160,561
AMC Networks, Inc. Class A (a)	63,313	3,924,140
Arbitron, Inc.	37,846	1,781,033
Ballantyne of Omaha, Inc. (a)	17,964	75,449
Belo Corp. Series A	87,121	1,231,891
Cablevision Systems Corp. - NY Group Class A	252,827	4,482,623
Carmike Cinemas, Inc. (a)	21,753	381,330
CBS Corp. Class B	569,811	29,117,342
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	246,771
Charter Communications, Inc. Class A (a)	66,616	8,088,515
Cinemark Holdings, Inc.	106,717	3,144,950
Clear Channel Outdoor Holding, Inc. Class A (a)	41,131	310,950
Comcast Corp. Class A	2,656,479	111,811,201
Crown Media Holdings, Inc. Class A (a)(d)	24,979	76,686
Cumulus Media, Inc. Class A (a)(d)	68,791	330,197
Digital Cinema Destinations Co. (a)	1,935	11,784
Digital Generation, Inc. (a)(d)	26,444	324,468
DIRECTV (a)	559,715	32,564,219
Discovery Communications, Inc. Class A (a)(d)	246,427	19,100,557
DISH Network Corp. Class A	211,095	9,490,831
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	2,002,536
E.W. Scripps Co. Class A (a)	24,274	369,208
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	7,973	$ 25,354
Entercom Communications Corp. Class A (a)	21,235	168,394
Entravision Communication Corp. Class A	63,982	334,626
FAB Universal Corp. (a)(d)	3,212	12,976
Gannett Co., Inc.	230,128	5,543,784
Gray Television, Inc. (a)	54,130	357,258
Harris Interactive, Inc. (a)	5,389	10,401
Harte-Hanks, Inc.	45,482	377,501
Hemisphere Media Group, Inc. (a)	2,493	29,567
Insignia Systems, Inc. (a)	5,038	14,661
Interpublic Group of Companies, Inc.	446,701	7,022,140
John Wiley & Sons, Inc. Class A (d)	46,973	2,057,417
Journal Communications, Inc. Class A (a)	23,068	165,859
Lamar Advertising Co. Class A (a)	69,336	2,916,966
Liberty Global PLC Class A (a)	360,859	28,031,527
Liberty Media Corp. Class A (a)	117,554	16,043,770
Live Nation Entertainment, Inc. (a)	150,163	2,531,748
Loral Space & Communications Ltd.	10,995	726,879
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	95,390
Media General, Inc. Class A (a)(d)	21,745	228,105
Meredith Corp.	34,788	1,496,232
Morningstar, Inc.	26,885	2,018,795
National CineMedia, Inc.	49,356	887,421
News Corp. Class A (a)	517,454	8,124,028
Nexstar Broadcasting Group, Inc. Class A	29,134	978,028
Omnicom Group, Inc.	262,247	15,905,281
Radio One, Inc. Class D (non-vtg.) (a)	32,336	74,696
ReachLocal, Inc. (a)(d)	5,194	57,030
Regal Entertainment Group Class A	71,925	1,286,738
Rentrak Corp. (a)	4,521	112,347
RLJ Entertainment, Inc. (a)	17,180	99,472
Saga Communications, Inc. Class A	268	13,175
Salem Communications Corp. Class A	1,732	13,406
Scholastic Corp.	25,364	748,492
Scripps Networks Interactive, Inc. Class A	83,052	6,106,814
Sinclair Broadcast Group, Inc. Class A	63,826	1,526,718
Sirius XM Radio, Inc. (d)	3,099,028	11,094,520
Spanish Broadcasting System, Inc. Class A (a)	698	2,534
Starz - Liberty Capital Series A (a)	120,965	3,019,286
The Madison Square Garden Co. Class A (a)	61,546	3,581,977
The McClatchy Co. Class A (a)(d)	60,729	188,260
The New York Times Co. Class A (a)(d)	109,097	1,216,432
The Walt Disney Co.	1,812,726	110,268,123
Time Warner Cable, Inc.	293,574	31,515,169
Time Warner, Inc.	937,640	56,755,349

	Shares	Value
Twenty-First Century Fox, Inc. Class A	2,002,989	$ 62,753,645
Valassis Communications, Inc. (d)	33,863	932,926
Viacom, Inc. Class B (non-vtg.)	447,757	35,623,547
Washington Post Co. Class B	4,705	2,653,620
World Wrestling Entertainment, Inc. Class A	44,310	432,909
		655,208,535
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,879,491
Dillard's, Inc. Class A	32,687	2,492,711
Dollar General Corp. (a)	310,714	16,769,235
Dollar Tree, Inc. (a)	221,972	11,697,924
Family Dollar Stores, Inc.	100,910	7,183,783
Fred's, Inc. Class A	41,012	641,018
Gordmans Stores, Inc.	10,233	141,420
J.C. Penney Co., Inc. (a)(d)	138,529	1,728,842
Kohl's Corp.	204,759	10,506,184
Macy's, Inc.	381,245	16,938,715
Nordstrom, Inc.	143,355	7,989,174
Saks, Inc. (a)(d)	100,086	1,594,370
Sears Holdings Corp. (a)(d)	37,834	1,673,776
Target Corp.	645,367	40,858,185
The Bon-Ton Stores, Inc. (d)	19,775	217,723
Tuesday Morning Corp. (a)	41,198	507,147
		122,819,698
Specialty Retail - 2.5%
Aarons, Inc. Class A	69,026	1,868,534
Abercrombie & Fitch Co. Class A	83,791	2,958,660
Advance Auto Parts, Inc.	71,646	5,736,695
Aeropostale, Inc. (a)(d)	70,783	575,466
America's Car Mart, Inc. (a)(d)	10,422	427,302
American Eagle Outfitters, Inc.	183,756	2,658,949
ANN, Inc. (a)(d)	46,918	1,628,055
Asbury Automotive Group, Inc. (a)	30,567	1,501,757
Ascena Retail Group, Inc. (a)(d)	124,750	2,035,920
AutoNation, Inc. (a)(d)	53,370	2,494,514
AutoZone, Inc. (a)(d)	36,613	15,375,263
Barnes & Noble, Inc. (a)	41,457	566,717
bebe stores, Inc. (d)	66,951	386,977
Bed Bath & Beyond, Inc. (a)(d)	221,491	16,332,746
Best Buy Co., Inc.	267,178	9,618,408
Big 5 Sporting Goods Corp.	16,237	271,645
Body Central Corp. (a)	23,522	142,073
Books-A-Million, Inc. (a)(d)	4,414	10,726
Brown Shoe Co., Inc.	39,452	884,514
Build-A-Bear Workshop, Inc. (a)	4,049	29,193
Cabela's, Inc. Class A (a)(d)	48,135	3,154,287
Cache, Inc. (a)	2,880	14,371
CarMax, Inc. (a)(d)	231,243	10,997,917
Chico's FAS, Inc.	157,246	2,453,038
Christopher & Banks Corp. (a)	22,706	125,791
Citi Trends, Inc. (a)	14,433	234,248
Coldwater Creek, Inc. (a)(d)	13,235	31,896
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(d)	26,557	$ 1,768,962
CST Brands, Inc. (a)(d)	58,913	1,737,934
Destination Maternity Corp.	9,860	273,812
Destination XL Group, Inc. (a)	42,389	256,453
Dick's Sporting Goods, Inc.	102,697	4,766,168
DSW, Inc. Class A	38,608	3,323,763
Express, Inc. (a)	81,477	1,710,202
Finish Line, Inc. Class A	46,538	975,436
Five Below, Inc. (a)(d)	38,194	1,403,630
Foot Locker, Inc.	152,898	4,923,316
Francescas Holdings Corp. (a)(d)	45,454	1,096,350
GameStop Corp. Class A	117,656	5,907,508
Gap, Inc.	291,066	11,770,709
Genesco, Inc. (a)	23,060	1,422,341
GNC Holdings, Inc.	71,320	3,628,048
Group 1 Automotive, Inc.	20,341	1,560,765
Guess?, Inc.	63,670	1,941,935
Haverty Furniture Companies, Inc.	22,550	545,936
hhgregg, Inc. (a)(d)	15,184	274,982
Hibbett Sports, Inc. (a)(d)	22,731	1,177,466
Home Depot, Inc.	1,467,693	109,328,452
Jos. A. Bank Clothiers, Inc. (a)	27,787	1,105,367
Kirkland's, Inc. (a)	10,699	208,737
L Brands, Inc.	245,893	14,104,422
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,356,103
Lowe's Companies, Inc.	1,083,288	49,636,256
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	2,531,830
MarineMax, Inc. (a)	17,627	215,754
Mattress Firm Holding Corp. (a)	7,207	296,208
Monro Muffler Brake, Inc.	28,456	1,259,747
New York & Co., Inc. (a)	19,427	95,192
O'Reilly Automotive, Inc. (a)	111,111	13,634,431
Office Depot, Inc. (a)	247,217	1,035,839
OfficeMax, Inc.	117,377	1,275,888
Pacific Sunwear of California, Inc. (a)	60,120	195,991
Penske Automotive Group, Inc.	46,027	1,796,434
Perfumania Holdings, Inc. (a)	876	4,327
PetSmart, Inc.	105,988	7,464,735
Pier 1 Imports, Inc.	103,847	2,276,326
RadioShack Corp. (a)(d)	135,907	444,416
Rent-A-Center, Inc. (d)	61,802	2,318,193
Restoration Hardware Holdings, Inc. (d)	26,612	1,850,332
Ross Stores, Inc.	220,817	14,852,151
rue21, Inc. (a)(d)	12,996	530,887
Sally Beauty Holdings, Inc. (a)	149,457	3,905,311
Sears Hometown & Outlet Stores, Inc. (a)	10,000	320,800
Select Comfort Corp. (a)(d)	50,428	1,245,572
Shoe Carnival, Inc.	12,148	308,438
Signet Jewelers Ltd.	78,316	5,200,182
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	711,596
Stage Stores, Inc.	33,300	620,379

	Shares	Value
Staples, Inc.	655,341	$ 9,115,793
Stein Mart, Inc.	28,029	340,552
Systemax, Inc.	6,560	59,630
The Buckle, Inc. (d)	31,903	1,651,937
The Cato Corp. Class A (sub. vtg.)	30,985	779,583
The Children's Place Retail Stores, Inc. (a)	22,249	1,183,202
The Men's Wearhouse, Inc.	53,679	2,021,014
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	940,670
Tiffany & Co., Inc.	117,916	9,092,503
Tile Shop Holdings, Inc. (a)	33,873	900,006
Tilly's, Inc. (a)	6,806	93,991
TJX Companies, Inc.	726,977	38,326,227
Tractor Supply Co.	71,437	8,741,746
Trans World Entertainment Corp.	2,977	13,486
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	60,044	5,958,767
Urban Outfitters, Inc. (a)	117,805	4,939,564
Vitamin Shoppe, Inc. (a)(d)	29,219	1,230,704
West Marine, Inc. (a)	3,285	37,318
Wet Seal, Inc. Class A (a)	66,930	244,295
Williams-Sonoma, Inc.	84,343	4,757,789
Winmark Corp.	391	28,328
Zale Corp. (a)	22,527	281,813
Zumiez, Inc. (a)	17,893	477,743
		464,328,335
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	60,536
Carter's, Inc.	48,698	3,586,121
Cherokee, Inc.	20,319	241,796
Coach, Inc.	282,014	14,893,159
Columbia Sportswear Co.	17,213	974,084
Crocs, Inc. (a)	79,497	1,070,030
Culp, Inc.	7,038	134,848
Deckers Outdoor Corp. (a)(d)	36,096	2,119,918
Delta Apparel, Inc. (a)	1,905	31,433
Fifth & Pacific Companies, Inc. (a)	112,296	2,677,137
Fossil Group, Inc. (a)	55,600	6,457,384
G-III Apparel Group Ltd. (a)	14,705	673,636
Hanesbrands, Inc.	106,764	6,350,323
Iconix Brand Group, Inc. (a)(d)	61,164	2,007,402
Joe's Jeans, Inc. (a)	32,503	40,629
Maidenform Brands, Inc. (a)	22,504	527,494
Michael Kors Holdings Ltd. (a)	176,368	13,067,105
Movado Group, Inc.	22,005	937,633
NIKE, Inc. Class B	728,473	45,762,674
Oxford Industries, Inc.	12,480	774,259
Perry Ellis International, Inc.	7,954	145,717
PVH Corp.	81,800	10,531,750
Quiksilver, Inc. (a)(d)	122,287	605,321
R.G. Barry Corp.	3,640	57,985
Ralph Lauren Corp.	59,476	9,837,925
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	990,582
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	40,708	$ 2,198,232
Superior Uniform Group, Inc.	859	10,196
The Jones Group, Inc.	74,838	1,102,364
Tumi Holdings, Inc. (a)(d)	44,279	910,376
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	79,063	5,743,136
Unifi, Inc. (a)	18,843	426,794
Vera Bradley, Inc. (a)(d)	20,509	402,797
VF Corp.	89,146	16,689,023
Wolverine World Wide, Inc.	51,257	2,883,206
		154,923,005
TOTAL CONSUMER DISCRETIONARY		2,383,480,818
CONSUMER STAPLES - 8.8%
Beverages - 1.8%
Beam, Inc.	160,966	10,084,520
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,637,735
Brown-Forman Corp. Class B (non-vtg.)	167,788	11,240,118
Coca-Cola Bottling Co. CONSOLIDATED	4,325	271,783
Coca-Cola Enterprises, Inc.	270,815	10,128,481
Constellation Brands, Inc. Class A (sub. vtg.) (a)	151,771	8,233,577
Craft Brew Alliance, Inc. (a)	5,908	70,896
Dr. Pepper Snapple Group, Inc.	203,653	9,115,508
MGP Ingredients, Inc.	4,299	21,667
Molson Coors Brewing Co. Class B	155,578	7,590,651
Monster Beverage Corp. (a)(d)	148,866	8,543,420
National Beverage Corp.	7,694	123,181
PepsiCo, Inc.	1,559,446	124,334,630
Primo Water Corp. (a)	8,907	25,741
REED'S, Inc. (a)(d)	1,830	10,815
The Coca-Cola Co.	3,857,387	147,275,036
		338,707,759
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	1,085,557
Arden Group, Inc. Class A	86	11,412
Casey's General Stores, Inc.	41,971	2,767,568
Chefs' Warehouse Holdings (a)(d)	6,997	161,561
Costco Wholesale Corp.	443,020	49,560,647
Crumbs Bake Shop, Inc. (a)	5,760	6,912
CVS Caremark Corp.	1,234,578	71,667,253
Fairway Group Holdings Corp. (d)	15,014	348,025
Fresh Market, Inc. (a)(d)	40,058	1,955,231
Harris Teeter Supermarkets, Inc.	65,364	3,212,641
Ingles Markets, Inc. Class A	19,385	484,431
Kroger Co.	516,681	18,910,525
Nash-Finch Co.	11,468	280,163
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	269,233

	Shares	Value
Pizza Inn Holdings, Inc. (a)(d)	9,079	$ 66,277
PriceSmart, Inc. (d)	17,002	1,461,662
Rite Aid Corp. (a)	682,788	2,362,446
Roundy's, Inc.	18,846	159,060
Safeway, Inc.	265,495	6,876,321
Spartan Stores, Inc.	24,920	512,355
Sprouts Farmers Market LLC	22,743	840,581
SUPERVALU, Inc. (a)(d)	203,563	1,459,547
Susser Holdings Corp. (a)(d)	14,504	691,986
Sysco Corp.	603,559	19,325,959
The Pantry, Inc. (a)	24,320	277,491
United Natural Foods, Inc. (a)	58,263	3,532,486
Village Super Market, Inc. Class A	3,352	117,286
Wal-Mart Stores, Inc.	1,649,809	120,403,061
Walgreen Co.	867,999	41,724,712
Weis Markets, Inc.	10,922	513,116
Whole Foods Market, Inc.	345,736	18,237,574
		369,283,079
Food Products - 1.7%
Alico, Inc.	172	6,925
Annie's, Inc. (a)(d)	13,936	640,080
Archer Daniels Midland Co.	662,510	23,326,977
B&G Foods, Inc. Class A	50,957	1,725,914
Boulder Brands, Inc. (a)(d)	68,009	1,058,220
Bunge Ltd.	147,390	11,169,214
Cal-Maine Foods, Inc.	14,807	675,643
Calavo Growers, Inc.	8,788	217,591
Campbell Soup Co. (d)	184,577	7,970,035
Chiquita Brands International, Inc. (a)	44,016	542,717
Coffee Holding Co., Inc.	3,401	20,882
ConAgra Foods, Inc.	421,558	14,257,092
Darling International, Inc. (a)	125,934	2,547,645
Dean Foods Co. (a)	86,659	1,660,386
Diamond Foods, Inc. (a)(d)	18,346	379,762
Dole Food Co., Inc. (a)	34,643	475,302
Farmer Brothers Co. (a)	3,100	42,532
Flowers Foods, Inc.	181,381	3,770,911
Fresh Del Monte Produce, Inc.	38,697	1,116,795
General Mills, Inc.	644,142	31,769,083
Green Mountain Coffee Roasters, Inc. (a)(d)	124,794	10,770,970
Hain Celestial Group, Inc. (a)(d)	48,894	3,998,551
Hillshire Brands Co.	117,223	3,787,475
Hormel Foods Corp.	148,701	6,160,682
Ingredion, Inc.	76,370	4,806,728
J&J Snack Foods Corp.	14,258	1,096,725
John B. Sanfilippo & Son, Inc.	4,594	99,460
Kellogg Co.	253,375	15,382,396
Kraft Foods Group, Inc.	599,642	31,043,466
Lancaster Colony Corp.	21,006	1,549,613
Lifeway Foods, Inc. (d)	1,247	17,670
Limoneira Co. (d)	3,738	81,115
McCormick & Co., Inc. (non-vtg.)	129,959	8,791,726
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	205,964	$ 15,453,479
Mondelez International, Inc.	1,798,412	55,157,296
Omega Protein Corp. (a)	32,056	286,901
Pilgrims Pride Corp. (a)	54,584	836,773
Pinnacle Foods, Inc. (d)	28,004	758,908
Post Holdings, Inc. (a)	28,839	1,231,425
Sanderson Farms, Inc.	23,484	1,537,732
Seaboard Corp.	366	980,880
Seneca Foods Corp. Class A (a)	7,029	207,145
Smithfield Foods, Inc. (a)(d)	121,954	4,089,118
Snyders-Lance, Inc.	50,907	1,369,398
The Hershey Co.	157,067	14,442,311
The J.M. Smucker Co.	104,756	11,118,802
Tootsie Roll Industries, Inc. (d)	30,414	912,116
TreeHouse Foods, Inc. (a)	37,174	2,417,425
Tyson Foods, Inc. Class A	284,363	8,232,309
WhiteWave Foods Co. (d)	134,471	2,571,086
WhiteWave Foods Co. Class B (a)(d)	63,053	1,194,854
		313,758,241
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	217,310
Church & Dwight Co., Inc.	156,776	9,304,656
Clorox Co. (d)	127,070	10,508,689
Colgate-Palmolive Co.	879,149	50,788,438
Energizer Holdings, Inc.	64,471	6,371,669
Harbinger Group, Inc. (a)	9,831	90,347
Kimberly-Clark Corp.	389,445	36,405,319
Oil-Dri Corp. of America	644	19,970
Orchids Paper Products Co.	2,087	57,372
Procter & Gamble Co.	2,761,608	215,101,647
Spectrum Brands Holdings, Inc.	23,337	1,412,822
WD-40 Co.	17,410	1,012,914
		331,291,153
Personal Products - 0.2%
Avon Products, Inc.	459,715	9,088,566
Coty, Inc. Class A (a)	75,823	1,235,915
Cyanotech Corp. (a)	2,300	13,179
Elizabeth Arden, Inc. (a)(d)	22,677	787,572
Estee Lauder Companies, Inc. Class A	240,914	15,746,139
Herbalife Ltd. (d)	102,302	6,241,445
Inter Parfums, Inc.	14,485	384,866
LifeVantage Corp. (a)(d)	61,077	147,196
Mannatech, Inc. (a)	599	16,598
MediFast, Inc. (a)(d)	10,225	254,194
Nature's Sunshine Products, Inc.	2,859	49,918
Nu Skin Enterprises, Inc. Class A	53,831	4,506,193
Nutraceutical International Corp.	4,799	108,217
Prestige Brands Holdings, Inc. (a)	52,110	1,692,012
Revlon, Inc. (a)	13,966	312,559

	Shares	Value
Star Scientific, Inc. (a)(d)	176,304	$ 347,319
The Female Health Co.	11,731	100,887
USANA Health Sciences, Inc. (a)	12,622	958,641
		41,991,416
Tobacco - 1.3%
Alliance One International, Inc. (a)	89,449	253,141
Altria Group, Inc.	2,017,759	68,361,675
Lorillard, Inc.	384,151	16,249,587
Philip Morris International, Inc.	1,651,303	137,784,722
Reynolds American, Inc.	319,987	15,240,981
Universal Corp. (d)	28,408	1,392,560
Vector Group Ltd. (d)	57,232	934,599
		240,217,265
TOTAL CONSUMER STAPLES		1,635,248,913
ENERGY - 9.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	4,141,367
Baker Hughes, Inc.	440,804	20,492,978
Basic Energy Services, Inc. (a)(d)	48,473	564,226
Bolt Technology Corp.	7,172	126,801
Bristow Group, Inc.	35,526	2,334,058
C&J Energy Services, Inc. (a)(d)	39,339	807,630
Cal Dive International, Inc. (a)(d)	171,858	347,153
Cameron International Corp. (a)	249,580	14,173,648
Carbo Ceramics, Inc. (d)	21,033	1,716,082
Core Laboratories NV	45,232	6,853,100
Dawson Geophysical Co. (a)	7,871	282,569
Diamond Offshore Drilling, Inc.	67,074	4,294,748
Dresser-Rand Group, Inc. (a)	77,752	4,738,207
Dril-Quip, Inc. (a)	35,273	3,598,199
ENGlobal Corp. (a)	5,637	6,708
Ensco PLC Class A	232,789	12,933,757
Era Group, Inc. (a)	20,388	506,234
Exterran Holdings, Inc. (a)(d)	55,256	1,515,672
FMC Technologies, Inc. (a)(d)	240,789	12,913,514
Forbes Energy Services Ltd. (a)	500	2,335
Forum Energy Technologies, Inc. (a)(d)	17,384	454,939
Geospace Technologies Corp. (a)(d)	13,736	958,223
Global Geophysical Services, Inc. (a)(d)	29,499	74,337
GreenHunter Energy, Inc.	12,193	12,803
Gulf Island Fabrication, Inc.	15,288	359,115
Gulfmark Offshore, Inc. Class A	20,706	952,062
Halliburton Co.	868,015	41,664,720
Helix Energy Solutions Group, Inc. (a)	92,995	2,327,665
Helmerich & Payne, Inc. (d)	101,955	6,427,243
Hercules Offshore, Inc. (a)	189,533	1,364,638
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,608,468
ION Geophysical Corp. (a)(d)	97,381	466,455
Key Energy Services, Inc. (a)	163,573	1,091,032
Matrix Service Co. (a)	25,723	401,022
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)(d)	226,474	$ 1,698,555
Mitcham Industries, Inc. (a)(d)	23,287	408,920
Nabors Industries Ltd.	317,540	4,890,116
National Oilwell Varco, Inc.	436,051	32,398,589
Natural Gas Services Group, Inc. (a)	21,602	592,327
Newpark Resources, Inc. (a)	85,435	950,892
Noble Corp.	259,833	9,665,788
Nuverra Environmental Solutions, Inc. (a)(d)	160,342	368,787
Oceaneering International, Inc.	105,875	8,213,783
Oil States International, Inc. (a)	56,000	4,996,320
Parker Drilling Co. (a)	145,338	834,240
Patterson-UTI Energy, Inc.	135,919	2,662,653
PHI, Inc. (non-vtg.) (a)	18,377	644,665
Pioneer Energy Services Corp. (a)	82,168	555,456
RigNet, Inc. (a)(d)	15,376	558,303
Rowan Companies PLC (a)	117,283	4,154,164
RPC, Inc. (d)	65,463	934,812
Schlumberger Ltd.	1,339,778	108,441,631
SEACOR Holdings, Inc. (d)	20,388	1,693,835
Superior Energy Services, Inc. (a)	184,941	4,542,151
Tesco Corp. (a)	36,928	570,538
TETRA Technologies, Inc. (a)(d)	84,417	991,900
TGC Industries, Inc.	15,685	124,539
Tidewater, Inc.	43,850	2,366,146
Transocean Ltd. (United States)	360,109	16,251,719
Unit Corp. (a)(d)	41,417	1,907,253
Vantage Drilling Co. (a)	139,486	239,916
Weatherford International Ltd. (a)	775,193	11,558,128
Willbros Group, Inc. (a)	69,552	633,619
		374,361,453
Oil, Gas & Consumable Fuels - 7.7%
Abraxas Petroleum Corp. (a)	126,005	317,533
Adams Resources & Energy, Inc.	1,804	109,701
Alon U.S.A. Energy, Inc.	9,432	117,145
Alpha Natural Resources, Inc. (a)(d)	236,910	1,440,413
Amyris, Inc. (a)(d)	41,172	105,400
Anadarko Petroleum Corp.	504,375	46,109,963
Apache Corp.	396,735	33,992,255
APCO Oil and Gas International, Inc. (a)	12,221	177,327
Approach Resources, Inc. (a)(d)	29,242	681,339
Arch Coal, Inc. (d)	201,141	899,100
Ardmore Shipping Corp.	12,187	166,474
Athlon Energy, Inc.	19,057	529,785
Barnwell Industries, Inc. (a)	2,847	9,537
Berry Petroleum Co. Class A	44,217	1,819,530
Bill Barrett Corp. (a)(d)	44,527	958,666
BioFuel Energy Corp. (a)(d)	979	3,759
Bonanza Creek Energy, Inc. (a)(d)	18,196	722,381
BPZ Energy, Inc. (a)(d)	134,116	305,784
Cabot Oil & Gas Corp.	426,847	16,702,523

	Shares	Value
Callon Petroleum Co. (a)	41,561	$ 186,609
Carrizo Oil & Gas, Inc. (a)(d)	36,358	1,245,625
Ceres, Inc. (a)(d)	15,962	18,995
Cheniere Energy, Inc. (a)	242,824	6,796,644
Chesapeake Energy Corp. (d)	517,726	13,362,508
Chevron Corp.	1,953,682	235,281,923
Cimarex Energy Co.	85,853	7,195,340
Clayton Williams Energy, Inc. (a)(d)	7,754	381,962
Clean Energy Fuels Corp. (a)(d)	67,120	844,370
Cloud Peak Energy, Inc. (a)(d)	54,586	859,184
Cobalt International Energy, Inc. (a)	272,465	6,648,146
Comstock Resources, Inc.	40,820	595,972
Concho Resources, Inc. (a)	106,918	10,318,656
ConocoPhillips	1,229,367	81,507,032
CONSOL Energy, Inc.	240,586	7,513,501
Contango Oil & Gas Co. (d)	16,222	581,721
Continental Resources, Inc. (a)(d)	57,407	5,296,370
Crimson Exploration, Inc. (a)	12,416	36,627
Crosstex Energy, Inc.	45,920	895,899
CVR Energy, Inc.	13,732	588,004
Delek US Holdings, Inc.	36,764	913,953
Denbury Resources, Inc. (a)	362,076	6,260,294
Devon Energy Corp.	380,683	21,733,192
DHT Holdings, Inc.	9,321	37,750
Diamondback Energy, Inc.	39,731	1,598,775
Double Eagle Petroleum Co. (a)	1,282	4,192
Emerald Oil, Inc. (a)(d)	39,389	256,816
Endeavour International Corp. (a)(d)	50,764	253,820
Energen Corp.	73,288	4,859,727
Energy XXI (Bermuda) Ltd.	78,336	2,081,388
EOG Resources, Inc.	274,542	43,116,821
EPL Oil & Gas, Inc. (a)	30,399	1,028,702
EQT Corp.	154,414	13,236,368
Evolution Petroleum Corp. (a)	6,950	78,188
EXCO Resources, Inc. (d)	135,289	984,904
Exxon Mobil Corp.	4,478,186	390,318,692
Forest Oil Corp. (a)(d)	106,451	591,868
FX Energy, Inc. (a)(d)	98,760	336,772
Gasco Energy, Inc. (a)	44	1
Gastar Exploration Ltd. (a)	74,542	234,807
Gevo, Inc. (a)(d)	47,917	88,167
Goodrich Petroleum Corp. (a)(d)	33,339	715,122
Green Plains Renewable Energy, Inc.	14,190	228,317
Gulfport Energy Corp. (a)(d)	66,689	3,934,651
Halcon Resources Corp. (a)(d)	265,422	1,260,755
Harvest Natural Resources, Inc. (a)(d)	51,649	243,783
Hess Corp.	298,488	22,341,827
HollyFrontier Corp.	211,203	9,394,309
Houston American Energy Corp. (a)	36,485	11,018
Hyperdynamics Corp. (a)(d)	33,521	156,878
Isramco, Inc. (a)	123	12,964
James River Coal Co. (a)(d)	58,608	124,249
Jones Energy, Inc.	15,152	225,007
Kinder Morgan Holding Co. LLC	638,309	24,211,060
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KiOR, Inc. Class A (a)	22,105	$ 48,852
Kodiak Oil & Gas Corp. (a)	306,801	3,064,942
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,612,101
Lucas Energy, Inc. (a)	9,400	11,562
Magellan Petroleum Corp. (a)	35,895	36,972
Magnum Hunter Resources Corp. (a)(d)	156,521	727,823
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	147
Marathon Oil Corp.	725,101	24,965,227
Marathon Petroleum Corp.	328,184	23,796,622
Matador Resources Co. (a)	42,350	717,409
Midstates Petroleum Co., Inc. (a)(d)	32,166	145,390
Miller Energy Resources, Inc. (a)(d)	32,422	202,962
Murphy Oil Corp.	179,839	12,124,745
Newfield Exploration Co. (a)	142,463	3,393,469
Noble Energy, Inc.	364,899	22,415,746
Northern Oil & Gas, Inc. (a)(d)	45,133	581,313
Oasis Petroleum, Inc. (a)(d)	64,744	2,537,965
Occidental Petroleum Corp.	812,161	71,640,722
Pacific Ethanol, Inc. (a)(d)	20,096	74,958
Panhandle Royalty Co. Class A	6,335	180,294
PBF Energy, Inc. Class A (d)	39,017	857,203
PDC Energy, Inc. (a)(d)	36,259	2,080,541
Peabody Energy Corp. (d)	262,655	4,517,666
Penn Virginia Corp. (a)(d)	74,899	360,264
Petroquest Energy, Inc. (a)(d)	70,948	297,982
Phillips 66	626,310	35,762,301
Pioneer Natural Resources Co.	138,173	24,176,130
QEP Resources, Inc.	175,657	4,798,949
Quicksilver Resources, Inc. (a)(d)	168,400	281,228
Range Resources Corp. (d)	166,964	12,518,961
Recovery Energy, Inc. (a)	8,026	12,681
Renewable Energy Group, Inc. (a)	19,507	301,383
Rentech, Inc.	218,177	421,082
Resolute Energy Corp. (a)(d)	59,120	463,501
Rex American Resources Corp. (a)	4,837	142,885
Rex Energy Corp. (a)(d)	32,188	669,510
Rosetta Resources, Inc. (a)(d)	56,571	2,632,249
Royale Energy, Inc. (a)(d)	36,496	103,284
Sanchez Energy Corp. (a)(d)	7,390	178,542
SandRidge Energy, Inc. (a)(d)	334,445	1,722,392
Saratoga Resources, Inc. (a)	16,554	40,226
SemGroup Corp. Class A	56,834	3,008,792
SM Energy Co.	62,332	4,258,522
Solazyme, Inc. (a)(d)	40,113	451,271
Southwestern Energy Co. (a)	362,051	13,830,348
Spectra Energy Corp.	675,657	22,371,003
Stone Energy Corp. (a)(d)	67,092	1,838,321
Swift Energy Co. (a)(d)	41,382	466,789
Synergy Resources Corp. (a)	41,665	389,984
Syntroleum Corp. (a)	15,037	83,305

	Shares	Value
Targa Resources Corp.	24,878	$ 1,693,943
Teekay Corp.	34,398	1,374,200
Tengasco, Inc. (a)	12,601	4,977
Tesoro Corp.	131,664	6,068,394
The Williams Companies, Inc.	685,880	24,856,291
Triangle Petroleum Corp. (a)	38,515	256,125
U.S. Energy Corp. (a)	13,579	27,701
Ultra Petroleum Corp. (a)(d)	148,757	3,079,270
Uranium Energy Corp. (a)(d)	86,698	203,740
Uranium Resources, Inc. (a)(d)	26,282	84,365
USEC, Inc. (a)(d)	3,322	54,680
VAALCO Energy, Inc. (a)	68,248	379,459
Valero Energy Corp.	555,055	19,721,104
Verenium Corp. (a)	522	1,206
W&T Offshore, Inc.	37,319	576,579
Warren Resources, Inc. (a)	48,923	139,920
Western Refining, Inc. (d)	53,248	1,561,764
Westmoreland Coal Co. (a)	10,233	131,699
Whiting Petroleum Corp. (a)	124,019	6,259,239
World Fuel Services Corp. (d)	70,210	2,678,512
WPX Energy, Inc. (a)(d)	208,274	3,886,393
ZaZa Energy Corp. (a)	19,430	18,655
Zion Oil & Gas, Inc. (a)(d)	27,782	54,731
		1,416,628,303
TOTAL ENERGY		1,790,989,756
FINANCIALS - 17.2%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	57,328	9,993,417
Ameriprise Financial, Inc.	201,553	17,363,791
Arlington Asset Investment Corp.	13,562	314,910
Artisan Partners Asset Management, Inc.	7,791	373,890
Bank of New York Mellon Corp.	1,184,273	35,220,279
BGC Partners, Inc. Class A	92,324	516,091
BlackRock, Inc. Class A	126,676	32,976,296
Calamos Asset Management, Inc. Class A	22,184	220,065
Charles Schwab Corp.	1,104,635	23,064,779
CIFI Corp. (d)	3,896	29,220
Cohen & Steers, Inc.	17,375	542,100
Cowen Group, Inc. Class A (a)	80,174	259,764
Diamond Hill Investment Group, Inc.	1,102	120,900
E*TRADE Financial Corp. (a)	291,362	4,090,722
Eaton Vance Corp. (non-vtg.)	113,888	4,390,382
Evercore Partners, Inc. Class A	27,513	1,226,805
FBR & Co. (a)	11,471	307,652
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	2,186,000
Financial Engines, Inc. (d)	45,064	2,408,671
Franklin Resources, Inc.	432,327	19,956,214
FXCM, Inc. Class A	51,378	975,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GAMCO Investors, Inc. Class A	6,083	$ 349,651
GFI Group, Inc.	69,449	278,490
Gleacher & Co., Inc. (a)	1,808	24,336
Goldman Sachs Group, Inc.	430,116	65,433,547
Greenhill & Co., Inc.	23,725	1,124,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	172,238
HFF, Inc.	24,812	570,676
ICG Group, Inc. (a)	32,808	410,756
Institutional Financial Markets, Inc.	6,881	17,478
INTL FCStone, Inc. (a)(d)	15,053	289,319
Invesco Ltd.	451,715	13,714,067
Investment Technology Group, Inc. (a)	55,680	946,560
Janus Capital Group, Inc.	187,399	1,566,656
JMP Group, Inc.	11,989	77,089
KCG Holdings, Inc. Class A	89,739	778,935
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	71,175
Legg Mason, Inc. (d)	149,276	4,854,456
LPL Financial	55,040	2,024,371
Manning & Napier, Inc. Class A	3,941	59,036
Medallion Financial Corp.	4,309	60,929
Morgan Stanley	1,375,453	35,431,669
Northern Trust Corp.	220,495	12,098,561
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	119,770
Piper Jaffray Companies (a)(d)	20,940	680,759
Pzena Investment Management, Inc.	4,972	32,368
Raymond James Financial, Inc.	108,409	4,534,748
Safeguard Scientifics, Inc. (a)(d)	26,745	388,872
SEI Investments Co.	130,771	3,891,745
Silvercrest Asset Management Group Class A	6,008	73,478
State Street Corp.	451,137	30,099,861
Stifel Financial Corp. (a)(d)	59,345	2,374,987
SWS Group, Inc. (a)	24,189	126,992
T. Rowe Price Group, Inc.	268,918	18,861,909
TD Ameritrade Holding Corp.	223,704	5,742,482
Teton Advisors, Inc. (a)	106	2,226
U.S. Global Investments, Inc. Class A	7,637	23,751
Virtus Investment Partners, Inc. (a)(d)	5,166	900,434
Waddell & Reed Financial, Inc. Class A	84,679	4,032,414
Walter Investment Management Corp. (a)	38,853	1,425,517
Westwood Holdings Group, Inc.	3,640	172,936
WisdomTree Investments, Inc. (a)	96,770	1,083,824
		371,461,012
Commercial Banks - 3.2%
1st Source Corp.	8,597	221,459
1st United Bancorp, Inc.	20,464	146,522
Access National Corp.	1,270	17,272
ACNB Corp.	3,789	64,299

	Shares	Value
American National Bankshares, Inc.	2,748	$ 60,071
Ameris Bancorp (a)(d)	34,183	654,946
Ames National Corp.	1,209	24,410
Arrow Financial Corp.	15,508	393,748
Associated Banc-Corp.	184,412	2,941,371
BancFirst Corp.	10,611	542,010
Bancorp, Inc., Delaware (a)	28,595	452,087
BancorpSouth, Inc.	84,413	1,635,924
Bank of Hawaii Corp.	64,151	3,303,777
Bank of Kentucky Financial Corp.	1,699	45,890
Bank of Marin Bancorp	2,794	110,112
Bank of the Ozarks, Inc.	37,486	1,701,115
BankUnited, Inc.	48,423	1,430,900
Banner Bank	13,068	447,710
Bar Harbor Bankshares	2,686	96,696
BB&T Corp.	735,629	24,981,961
BBCN Bancorp, Inc.	78,753	1,052,140
BCB Bancorp, Inc.	2,814	30,447
BNC Bancorp	11,700	152,334
BOK Financial Corp.	42,858	2,746,769
Boston Private Financial Holdings, Inc.	63,942	653,487
Bridge Bancorp, Inc.	540	11,426
Bridge Capital Holdings (a)	1,107	17,756
Bryn Mawr Bank Corp.	9,420	237,478
BSB Bancorp, Inc. (a)	6,958	97,412
C & F Financial Corp.	1,992	99,939
Camden National Corp.	1,850	70,596
Capital Bank Financial Corp. Series A	10,674	210,812
Capital City Bank Group, Inc. (a)(d)	7,146	85,180
CapitalSource, Inc.	188,339	2,175,315
Cardinal Financial Corp.	22,155	364,228
Cascade Bancorp (a)	4,186	25,074
Cathay General Bancorp	74,072	1,631,065
Center Bancorp, Inc.	6,904	96,380
Centerstate Banks of Florida, Inc.	6,387	58,441
Central Pacific Financial Corp.	26,089	443,252
Century Bancorp, Inc. Class A (non-vtg.)	686	21,705
Chemical Financial Corp.	26,904	732,865
CIT Group, Inc. (a)	216,513	10,364,477
Citizens & Northern Corp.	8,777	168,518
City Holding Co. (d)	22,173	905,767
City National Corp. (d)	45,217	2,960,357
CNB Financial Corp., Pennsylvania	7,083	118,499
CoBiz, Inc.	39,972	358,149
Columbia Banking Systems, Inc.	46,707	1,083,602
Comerica, Inc.	181,563	7,415,033
Commerce Bancshares, Inc.	88,629	3,827,887
Community Bank System, Inc.	42,661	1,418,052
Community Trust Bancorp, Inc.	13,652	514,953
CommunityOne Bancorp (a)(d)	6,555	55,652
CU Bancorp (a)	6,814	113,658
Cullen/Frost Bankers, Inc.	71,142	5,039,699
CVB Financial Corp. (d)	84,778	1,080,072
Eagle Bancorp, Inc., Maryland (d)	17,813	453,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	172,545	$ 5,043,490
Eastern Virginia Bankshares, Inc. (a)	969	5,824
Enterprise Bancorp, Inc.	803	14,920
Enterprise Financial Services Corp.	12,168	201,137
Farmers National Banc Corp.	14,652	90,549
Fidelity Southern Corp.	3,410	49,002
Fifth Third Bancorp	903,693	16,528,545
Financial Institutions, Inc.	12,700	235,458
First Bancorp, North Carolina	9,193	129,254
First Bancorp, Puerto Rico (a)	99,750	637,403
First Busey Corp.	50,381	239,814
First Citizen Bancshares, Inc.	6,966	1,408,804
First Commonwealth Financial Corp.	101,457	743,680
First Community Bancshares, Inc.	8,561	128,843
First Connecticut Bancorp, Inc.	11,897	166,558
First Financial Bancorp, Ohio	59,723	895,845
First Financial Bankshares, Inc. (d)	43,848	2,521,260
First Financial Corp., Indiana	8,837	268,822
First Financial Holdings, Inc.	25,186	1,355,762
First Financial Service Corp. (a)	2,521	9,076
First Horizon National Corp.	203,894	2,255,068
First Interstate Bancsystem, Inc.	19,621	445,985
First M&F Corp. (d)	2,170	35,132
First Merchants Corp.	25,012	427,205
First Midwest Bancorp, Inc., Delaware	83,782	1,259,243
First Niagara Financial Group, Inc.	347,243	3,507,154
First of Long Island Corp.	1,768	65,115
First Republic Bank	67,611	2,993,815
First United Corp. (a)	3,018	25,804
FirstMerit Corp.	204,257	4,322,078
Flushing Financial Corp.	47,044	842,088
FNB Corp., Pennsylvania	149,309	1,802,160
Fulton Financial Corp.	187,360	2,265,182
German American Bancorp, Inc.	4,623	110,351
Glacier Bancorp, Inc.	63,024	1,487,366
Great Southern Bancorp, Inc.	6,815	181,143
Guaranty Bancorp	2,790	32,978
Hampton Roads Bankshares, Inc. (a)	89,921	137,579
Hancock Holding Co.	90,544	2,910,990
Hanmi Financial Corp.	26,311	429,659
Hawthorn Bancshares, Inc.	1,496	20,570
Heartland Financial U.S.A., Inc.	8,878	241,215
Heritage Commerce Corp.	14,712	101,219
Heritage Financial Corp., Washington	12,768	193,052
Heritage Oaks Bancorp (a)	3,340	20,875
Home Bancshares, Inc.	50,202	1,276,135
Home Federal Bancorp, Inc.	9,753	124,546
HomeTrust Bancshares, Inc. (a)(d)	20,129	329,109
Horizon Bancorp Industries	706	15,306
Hudson Valley Holding Corp.	14,551	267,156
Huntington Bancshares, Inc.	815,715	6,721,492

	Shares	Value
IBERIABANK Corp. (d)	35,645	$ 1,865,659
Independent Bank Corp. (a)	1,144	10,868
Independent Bank Corp., Massachusetts	25,945	921,307
Independent Bank Group, Inc.	2,957	101,307
International Bancshares Corp.	64,813	1,420,701
Intervest Bancshares Corp. Class A (a)	6,160	42,874
Investors Bancorp, Inc.	61,284	1,275,933
KeyCorp	879,084	10,258,910
Lakeland Bancorp, Inc.	23,579	257,247
Lakeland Financial Corp.	13,545	421,250
M&T Bank Corp.	128,661	14,582,438
Macatawa Bank Corp. (a)(d)	22,839	102,090
MainSource Financial Group, Inc.	13,271	189,112
MB Financial, Inc.	59,673	1,610,574
MBT Financial Corp. (a)	1,548	6,285
Merchants Bancshares, Inc.	5,246	153,550
Metro Bancorp, Inc. (a)	11,557	219,814
Metrocorp Bancshares, Inc.	6,201	62,754
Midsouth Bancorp, Inc.	5,240	78,810
National Bank Holdings Corp.	12,034	235,265
National Bankshares, Inc. (d)	5,803	211,984
National Penn Bancshares, Inc.	120,787	1,212,701
NBT Bancorp, Inc.	48,823	1,045,789
NewBridge Bancorp (a)(d)	10,719	77,177
North Valley Bancorp (a)	849	15,698
Northrim Bancorp, Inc.	2,935	66,272
OFG Bancorp (d)	40,168	690,086
Old National Bancorp, Indiana	98,018	1,287,957
Old Second Bancorp, Inc. (a)	18,605	106,979
OmniAmerican Bancorp, Inc. (a)	6,877	156,452
Orrstown Financial Services, Inc. (a)	5,669	92,235
Pacific Continental Corp.	3,048	38,313
Pacific Mercantile Bancorp (a)	10,321	64,403
Pacific Premier Bancorp, Inc. (a)	35	464
PacWest Bancorp	35,627	1,184,598
Park National Corp.	14,135	1,075,532
Park Sterling Corp.	28,617	170,843
Penns Woods Bancorp, Inc.	3,854	181,870
Peoples Bancorp, Inc.	3,334	69,881
Peoples Financial Corp., Mississippi	2,667	32,377
Pinnacle Financial Partners, Inc. (a)	30,086	840,904
PNC Financial Services Group, Inc.	545,485	39,422,201
Popular, Inc. (a)	112,654	3,499,033
Preferred Bank, Los Angeles (a)	1,131	18,186
Premier Financial Bancorp, Inc.	115	1,383
PrivateBancorp, Inc.	92,031	2,008,116
Prosperity Bancshares, Inc. (d)	49,088	2,935,462
Regions Financial Corp.	1,378,520	12,958,088
Renasant Corp.	22,516	566,728
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	480,794
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,942
S&T Bancorp, Inc.	32,238	724,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	6,551	$ 173,929
Sandy Spring Bancorp, Inc.	13,803	308,497
Seacoast Banking Corp., Florida (a)	36,660	75,520
Shore Bancshares, Inc. (a)	2,958	24,404
Sierra Bancorp	3,618	52,172
Signature Bank (a)(d)	49,532	4,344,947
Simmons First National Corp. Class A	10,951	265,124
Southside Bancshares, Inc. (d)	13,372	332,695
Southwest Bancorp, Inc., Oklahoma (a)	15,446	223,040
State Bank Financial Corp.	26,469	401,270
StellarOne Corp.	22,952	470,057
Sterling Bancorp, New York	27,642	350,777
Sterling Financial Corp.	40,387	977,365
Suffolk Bancorp (a)	15,697	267,006
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	177,639
SunTrust Banks, Inc.	577,028	18,476,437
Susquehanna Bancshares, Inc.	215,524	2,717,758
SVB Financial Group (a)	44,531	3,687,167
Synovus Financial Corp.	1,042,950	3,327,011
Taylor Capital Group, Inc. (a)(d)	9,976	211,092
TCF Financial Corp.	168,588	2,368,661
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,960,943
The First Bancorp, Inc.	2,896	47,147
Tompkins Financial Corp.	8,812	382,441
TowneBank	18,594	261,246
Trico Bancshares	12,062	247,271
Trustmark Corp.	94,171	2,341,091
U.S. Bancorp	1,871,682	67,623,871
UMB Financial Corp.	35,778	2,137,020
Umpqua Holdings Corp.	115,463	1,875,119
Union First Market Bankshares Corp.	16,413	351,074
United Bankshares, Inc., West Virginia (d)	46,563	1,293,055
United Community Banks, Inc., Georgia (a)	43,617	635,936
Univest Corp. of Pennsylvania	10,023	191,038
Valley National Bancorp (d)	184,448	1,861,080
ViewPoint Financial Group	32,901	654,401
Virginia Commerce Bancorp, Inc. (a)	37,552	553,141
Washington Banking Co., Oak Harbor	5,615	77,038
Washington Trust Bancorp, Inc.	15,489	464,825
Webster Financial Corp.	85,199	2,254,366
Wells Fargo & Co.	4,972,761	204,281,022
WesBanco, Inc.	28,002	803,377
West Bancorp., Inc.	1,202	15,145
Westamerica Bancorp. (d)	28,148	1,324,926
Westbury Bancorp, Inc.	4,860	67,117
Western Alliance Bancorp. (a)(d)	80,481	1,317,474
Wilshire Bancorp, Inc.	52,255	424,833

	Shares	Value
Wintrust Financial Corp.	46,573	$ 1,846,154
Zions Bancorporation (d)	180,863	5,058,738
		596,326,810
Consumer Finance - 0.8%
American Express Co.	965,105	69,400,701
Asta Funding, Inc.	4,468	38,201
Atlanticus Holdings Corp. (a)	35,598	132,069
Capital One Financial Corp.	588,093	37,961,403
Cash America International, Inc.	29,387	1,257,176
Consumer Portfolio Services, Inc. (a)	11,930	69,671
Credit Acceptance Corp. (a)	10,713	1,152,183
DFC Global Corp. (a)(d)	43,285	489,121
Discover Financial Services	498,671	23,562,205
Encore Capital Group, Inc. (a)(d)	29,815	1,278,169
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	821,085
First Cash Financial Services, Inc. (a)(d)	28,920	1,598,408
First Marblehead Corp. (a)(d)	51,880	41,546
Green Dot Corp. Class A (a)	44,284	1,016,761
Imperial Holdings, Inc. (a)(d)	16,708	113,280
Nelnet, Inc. Class A	22,213	841,428
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,684,036
SLM Corp.	444,491	10,663,339
World Acceptance Corp. (a)(d)	15,268	1,308,010
		154,428,792
Diversified Financial Services - 3.2%
Bank of America Corp.	10,840,788	153,071,927
CBOE Holdings, Inc.	86,224	3,956,819
Citigroup, Inc.	3,060,274	147,903,042
CME Group, Inc.	307,188	21,844,139
Gain Capital Holdings, Inc.	15,735	117,383
ING U.S., Inc.	71,848	2,069,222
Interactive Brokers Group, Inc.	43,141	723,906
IntercontinentalExchange, Inc. (a)(d)	72,782	13,082,565
JPMorgan Chase & Co.	3,799,931	192,010,513
Leucadia National Corp.	295,328	7,362,527
Life Partners Holdings, Inc.	18,668	38,643
MarketAxess Holdings, Inc.	38,326	1,945,428
Marlin Business Services Corp.	13,319	324,451
McGraw-Hill Companies, Inc.	274,786	16,039,259
MicroFinancial, Inc.	86	656
Moody's Corp.	192,919	12,261,932
MSCI, Inc. Class A (a)(d)	121,379	4,552,926
NewStar Financial, Inc. (a)(d)	27,065	356,446
NYSE Euronext	275,058	11,497,424
PHH Corp. (a)	52,077	1,086,847
PICO Holdings, Inc. (a)	22,896	482,877
Resource America, Inc. Class A	2,362	17,644
The NASDAQ Stock Market, Inc.	124,702	3,723,602
Vector Capital Corp. rights (a)	4,280	0
		594,470,178
Insurance - 4.3%
ACE Ltd.	340,448	29,864,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	466,444	$ 26,955,799
Alleghany Corp. (a)	16,625	6,435,371
Allied World Assurance Co. Holdings Ltd.	33,827	3,102,951
Allstate Corp.	461,209	22,101,135
AMBAC Financial Group, Inc. (a)	43,974	974,464
American Equity Investment Life Holding Co. (d)	51,311	1,016,471
American Financial Group, Inc.	76,865	3,960,853
American International Group, Inc.	1,485,749	69,027,899
American National Insurance Co.	11,975	1,257,016
American Safety Insurance Group Ltd. (a)	7,871	237,153
Amerisafe, Inc.	28,834	939,700
Amtrust Financial Services, Inc. (d)	28,802	1,028,807
Aon PLC	311,465	20,675,047
Arch Capital Group Ltd. (a)(d)	130,807	6,973,321
Argo Group International Holdings, Ltd.	32,771	1,338,368
Arthur J. Gallagher & Co.	138,329	5,718,521
Aspen Insurance Holdings Ltd.	68,795	2,447,038
Assurant, Inc.	95,115	5,044,900
Assured Guaranty Ltd.	183,926	3,658,288
Axis Capital Holdings Ltd.	106,761	4,589,655
Baldwin & Lyons, Inc. Class B	5,084	119,932
Berkshire Hathaway, Inc. Class B (a)	1,834,782	204,064,454
Brown & Brown, Inc.	116,705	3,634,194
Cincinnati Financial Corp.	161,273	7,366,951
Citizens, Inc. Class A (a)(d)	31,937	240,486
CNA Financial Corp.	51,802	1,827,575
CNO Financial Group, Inc.	209,253	2,843,748
Crawford & Co. Class B	10,464	79,317
Donegal Group, Inc. Class A	4,528	61,037
Eastern Insurance Holdings, Inc.	901	18,029
eHealth, Inc. (a)(d)	26,343	728,911
EMC Insurance Group	5,816	162,266
Employers Holdings, Inc.	36,335	963,241
Endurance Specialty Holdings Ltd.	45,122	2,261,515
Enstar Group Ltd. (a)	9,122	1,229,372
Erie Indemnity Co. Class A	26,259	1,936,864
Everest Re Group Ltd.	51,436	7,044,160
FBL Financial Group, Inc. Class A	12,986	572,423
Federated National Holding Co.	1,278	12,627
Fidelity National Financial, Inc. Class A	209,273	4,961,863
First Acceptance Corp. (a)	4,055	7,177
First American Financial Corp.	99,791	2,085,632
Fortegra Financial Corp. (a)	10,670	81,305
Genworth Financial, Inc. Class A (a)	495,972	5,852,470
Global Indemnity PLC (a)	13,709	336,282
Greenlight Capital Re, Ltd. (a)	23,762	638,010
Hallmark Financial Services, Inc. (a)	10,337	87,141
Hanover Insurance Group, Inc.	48,173	2,566,176
Hartford Financial Services Group, Inc.	454,751	13,460,630

	Shares	Value
HCC Insurance Holdings, Inc.	103,933	$ 4,385,973
HCI Group, Inc.	9,511	331,649
Health Insurance Innovations	4,900	52,185
Hilltop Holdings, Inc. (a)(d)	54,392	851,779
Horace Mann Educators Corp.	37,921	999,598
Independence Holding Co.	16,014	224,196
Infinity Property & Casualty Corp.	13,372	809,140
Investors Title Co.	1,086	77,388
Kansas City Life Insurance Co.	2,863	124,999
Kemper Corp.	51,044	1,732,944
Lincoln National Corp.	277,552	11,668,286
Loews Corp.	340,704	15,147,700
Maiden Holdings Ltd.	73,970	967,528
Markel Corp. (a)	12,795	6,534,407
Marsh & McLennan Companies, Inc.	548,442	22,612,264
MBIA, Inc. (a)(d)	133,617	1,580,689
Meadowbrook Insurance Group, Inc. (d)	46,791	279,810
Mercury General Corp.	38,383	1,684,246
MetLife, Inc.	1,097,699	50,702,717
Montpelier Re Holdings Ltd.	62,043	1,541,769
National Interstate Corp.	9,042	227,406
National Western Life Insurance Co. Class A	2,078	411,527
Navigators Group, Inc. (a)	15,156	829,488
Old Republic International Corp.	232,173	3,296,857
OneBeacon Insurance Group Ltd.	20,572	293,768
PartnerRe Ltd.	64,815	5,648,627
Phoenix Companies, Inc. (a)(d)	3,067	116,239
Platinum Underwriters Holdings Ltd.	32,909	1,901,482
Primerica, Inc.	38,359	1,424,270
Principal Financial Group, Inc.	282,576	11,563,010
ProAssurance Corp.	59,114	2,786,634
Progressive Corp.	528,642	13,253,055
Protective Life Corp.	78,222	3,268,897
Prudential Financial, Inc.	466,404	34,924,332
Reinsurance Group of America, Inc.	80,713	5,231,010
RenaissanceRe Holdings Ltd.	41,813	3,654,456
RLI Corp.	13,036	1,017,981
Safety Insurance Group, Inc.	14,899	747,036
Selective Insurance Group, Inc.	50,266	1,152,599
StanCorp Financial Group, Inc.	37,431	1,958,390
State Auto Financial Corp.	6,222	116,165
Stewart Information Services Corp. (d)	21,434	655,666
Symetra Financial Corp.	81,281	1,403,723
The Chubb Corp.	257,415	21,409,206
The Travelers Companies, Inc.	376,731	30,100,807
Torchmark Corp.	96,240	6,629,974
Tower Group International Ltd.	63,927	903,289
United Fire Group, Inc.	20,054	575,349
Universal Insurance Holdings, Inc. (d)	22,997	169,718
Unum Group	290,729	8,585,227
Validus Holdings Ltd.	96,782	3,349,625
W.R. Berkley Corp.	118,696	4,880,780
White Mountains Insurance Group Ltd.	5,736	3,210,726
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings PLC	177,739	$ 7,337,066
XL Group PLC Class A	291,212	8,608,227
		796,542,523
Real Estate Investment Trusts - 3.2%
Acadia Realty Trust (SBI)	43,554	1,016,115
AG Mortgage Investment Trust, Inc. (d)	18,957	332,885
Agree Realty Corp.	17,794	482,217
Alexanders, Inc.	2,701	739,885
Alexandria Real Estate Equities, Inc.	68,003	4,193,745
American Assets Trust, Inc.	30,756	910,685
American Campus Communities, Inc.	100,126	3,335,197
American Capital Agency Corp.	396,250	9,018,650
American Capital Mortgage Investment Corp.	52,567	1,053,443
American Homes 4 Rent Class A	54,707	868,747
American Realty Capital Properties, Inc.	184,113	2,468,955
American Residential Properties, Inc. (a)	15,232	259,858
American Tower Corp.	398,657	27,702,675
AmREIT, Inc. Class B	18,007	303,778
Annaly Capital Management, Inc. (d)	949,446	11,080,035
Anworth Mortgage Asset Corp.	251,516	1,114,216
Apartment Investment & Management Co. Class A	137,319	3,780,392
Apollo Commercial Real Estate Finance, Inc.	34,660	520,593
Apollo Residential Mortgage, Inc.	29,321	445,972
Arbor Realty Trust, Inc.	31,767	218,875
Ares Commercial Real Estate Corp.	19,618	250,522
Armada Hoffler Properties, Inc.	18,404	172,814
Armour Residential REIT, Inc. (d)	350,513	1,465,144
Ashford Hospitality Trust, Inc.	69,895	805,889
Associated Estates Realty Corp. (d)	41,987	578,161
AvalonBay Communities, Inc.	123,814	15,340,555
Aviv REIT, Inc.	12,625	286,840
BioMed Realty Trust, Inc.	174,135	3,205,825
Blackstone Mortgage Trust, Inc.	24,482	626,739
Boston Properties, Inc.	150,652	15,441,830
Brandywine Realty Trust (SBI) (d)	145,339	1,863,246
BRE Properties, Inc.	81,504	3,911,377
BRT Realty Trust (a)	5,568	40,145
Camden Property Trust (SBI)	88,862	5,490,783
Campus Crest Communities, Inc.	55,980	592,268
CapLease, Inc.	81,956	697,446
Capstead Mortgage Corp.	97,016	1,138,968
CBL & Associates Properties, Inc.	144,440	2,773,248
Cedar Shopping Centers, Inc.	59,877	292,200
Chatham Lodging Trust	14,263	258,160
Chesapeake Lodging Trust	44,367	976,518
Chimera Investment Corp.	1,225,514	3,603,011
Colonial Properties Trust (SBI)	73,570	1,625,161
Colony Financial, Inc.	62,363	1,232,917

	Shares	Value
CommonWealth REIT	127,873	$ 3,139,282
Coresite Realty Corp. (d)	24,333	740,453
Corporate Office Properties Trust (SBI)	80,940	1,843,813
Corrections Corp. of America	120,697	3,975,759
Cousins Properties, Inc.	234,370	2,327,294
CubeSmart	141,018	2,347,950
CyrusOne, Inc.	16,200	308,772
CYS Investments, Inc. (d)	197,203	1,514,519
DCT Industrial Trust, Inc.	349,621	2,338,964
DDR Corp.	287,291	4,458,756
DiamondRock Hospitality Co.	202,906	1,966,159
Digital Realty Trust, Inc. (d)	126,516	7,034,290
Douglas Emmett, Inc.	131,928	3,047,537
Duke Realty LP	305,280	4,454,035
DuPont Fabros Technology, Inc. (d)	100,616	2,293,039
EastGroup Properties, Inc. (d)	24,180	1,358,916
Education Realty Trust, Inc.	122,580	1,052,962
Ellington Residential Mortgage REIT	7,146	108,190
EPR Properties	65,817	3,223,717
Equity Lifestyle Properties, Inc.	92,610	3,218,198
Equity One, Inc.	59,709	1,269,413
Equity Residential (SBI)	321,054	16,659,492
Essex Property Trust, Inc.	38,906	5,575,619
Excel Trust, Inc.	44,534	519,266
Extra Space Storage, Inc.	105,767	4,360,773
Federal Realty Investment Trust (SBI) (d)	65,716	6,394,824
FelCor Lodging Trust, Inc. (a)	200,216	1,103,190
First Industrial Realty Trust, Inc.	100,981	1,527,843
First Potomac Realty Trust	52,713	655,750
Franklin Street Properties Corp.	83,156	1,012,840
General Growth Properties, Inc.	473,891	9,089,229
Getty Realty Corp.	23,628	431,447
Gladstone Commercial Corp.	10,709	189,978
Glimcher Realty Trust	157,267	1,556,943
Government Properties Income Trust	51,672	1,208,091
Gramercy Property Trust, Inc. (a)	85,386	349,229
Gyrodyne Co. of America, Inc.	302	21,412
Hatteras Financial Corp.	121,103	2,216,185
HCP, Inc.	454,963	18,530,643
Health Care REIT, Inc.	285,565	17,545,114
Healthcare Realty Trust, Inc.	97,985	2,203,683
Healthcare Trust of America, Inc.	58,007	597,472
Hersha Hospitality Trust	166,640	873,194
Highwoods Properties, Inc. (SBI)	89,662	3,028,782
Home Properties, Inc.	55,955	3,228,604
Hospitality Properties Trust (SBI)	130,157	3,516,842
Host Hotels & Resorts, Inc. (d)	738,628	12,578,835
Hudson Pacific Properties, Inc.	49,472	986,966
Inland Real Estate Corp.	85,277	836,567
Invesco Mortgage Capital, Inc.	135,801	2,079,113
Investors Real Estate Trust (d)	86,834	707,697
iStar Financial, Inc. (a)(d)	71,516	792,397
JAVELIN Mortgage Investment Corp.	12,977	161,823
Kilroy Realty Corp.	69,106	3,371,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	418,673	$ 8,386,020
Kite Realty Group Trust	81,341	469,338
LaSalle Hotel Properties (SBI)	89,618	2,377,566
Lexington Corporate Properties Trust (d)	169,833	1,990,443
Liberty Property Trust (SBI)	140,907	4,875,382
LTC Properties, Inc.	32,625	1,155,904
Mack-Cali Realty Corp. (d)	78,978	1,705,925
Medical Properties Trust, Inc.	160,702	1,856,108
MFA Financial, Inc.	335,157	2,413,130
Mid-America Apartment Communities, Inc. (d)	43,592	2,687,883
Monmouth Real Estate Investment Corp. Class A	35,864	322,059
MPG Office Trust, Inc. (a)	145,580	452,754
National Health Investors, Inc.	21,683	1,190,397
National Retail Properties, Inc.	108,541	3,324,611
New York Mortgage Trust, Inc. (d)	61,040	368,682
NorthStar Realty Finance Corp.	225,972	1,979,515
Omega Healthcare Investors, Inc.	105,822	3,005,345
One Liberty Properties, Inc.	11,261	240,648
Parkway Properties, Inc.	37,894	619,567
Pebblebrook Hotel Trust	62,979	1,612,262
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,106,174
PennyMac Mortgage Investment Trust	70,569	1,485,477
Physicians Realty Trust	13,134	147,889
Piedmont Office Realty Trust, Inc. Class A	174,747	3,002,153
Plum Creek Timber Co., Inc.	168,901	7,484,003
PMC Commercial Trust	8,500	78,540
Post Properties, Inc.	53,462	2,418,086
Potlatch Corp.	43,845	1,690,663
Power (REIT)	718	5,744
Prologis, Inc.	495,187	17,450,390
PS Business Parks, Inc.	20,583	1,495,767
Public Storage	146,278	22,332,262
RAIT Financial Trust	83,839	518,125
Ramco-Gershenson Properties Trust (SBI)	55,446	802,858
Rayonier, Inc.	122,005	6,739,556
Realty Income Corp.	217,537	8,592,712
Redwood Trust, Inc. (d)	89,769	1,596,991
Regency Centers Corp.	90,033	4,281,069
Resource Capital Corp.	118,128	687,505
Retail Opportunity Investments Corp.	70,350	910,329
Retail Properties America, Inc.	28,399	378,843
Rexford Industrial Realty, Inc.	19,146	252,344
RLJ Lodging Trust	133,852	3,075,919
Rouse Properties, Inc. (d)	17,327	321,243
Ryman Hospitality Properties, Inc. (d)	49,860	1,647,374
Sabra Health Care REIT, Inc.	44,632	986,814
Saul Centers, Inc.	14,444	627,014
Select Income (REIT)	38,717	941,985

	Shares	Value
Senior Housing Properties Trust (SBI)	181,318	$ 4,124,985
Silver Bay Realty Trust Corp.	27,839	439,021
Simon Property Group, Inc.	311,720	45,395,784
SL Green Realty Corp.	95,016	8,284,445
SoTHERLY Hotels, Inc.	2,721	12,108
Sovran Self Storage, Inc.	33,865	2,244,234
Spirit Realty Capital, Inc.	350,828	3,055,712
Stag Industrial, Inc.	38,576	771,520
Starwood Property Trust, Inc.	153,859	3,835,705
Strategic Hotel & Resorts, Inc. (a)	334,781	2,715,074
Summit Hotel Properties, Inc.	63,807	608,719
Sun Communities, Inc.	36,167	1,554,096
Sunstone Hotel Investors, Inc.	148,041	1,780,933
Supertel Hospitality, Inc., Maryland (a)	703	4,570
Tanger Factory Outlet Centers, Inc.	92,363	2,849,399
Taubman Centers, Inc.	65,656	4,425,871
Terreno Realty Corp.	21,026	369,217
The Geo Group, Inc.	66,308	2,069,473
The Macerich Co.	130,578	7,348,930
Two Harbors Investment Corp.	352,284	3,350,221
UDR, Inc.	244,018	5,512,367
UMH Properties, Inc.	10,346	99,322
Universal Health Realty Income Trust (SBI)	13,491	541,124
Urstadt Biddle Properties, Inc. Class A	26,585	519,205
Ventas, Inc.	295,862	18,420,368
Vornado Realty Trust	172,402	14,016,283
Washington REIT (SBI)	61,934	1,508,712
Weingarten Realty Investors (SBI)	108,015	3,101,111
Western Asset Mortgage Capital Corp. (d)	17,996	280,918
Weyerhaeuser Co.	580,272	15,887,847
Whitestone REIT Class B	2,558	36,272
Winthrop Realty Trust	19,884	236,222
WP Carey, Inc. (d)	56,109	3,688,045
ZAIS Financial Corp. (d)	6,000	94,380
		599,723,789
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (a)(d)	43,253	1,555,810
Altisource Portfolio Solutions SA	13,812	1,801,085
Altisource Residential Corp. Class B (a)	21,450	406,478
American Spectrum Realty, Inc. (a)	1,984	4,127
AV Homes, Inc. (a)(d)	12,051	193,780
CBRE Group, Inc. (a)	310,765	6,796,431
Consolidated-Tomoka Land Co.	2,432	87,795
Forest City Enterprises, Inc. Class A (a)	131,291	2,350,109
Forestar Group, Inc. (a)	38,487	768,201
Howard Hughes Corp. (a)	28,735	2,936,717
Jones Lang LaSalle, Inc.	40,450	3,326,608
Kennedy-Wilson Holdings, Inc.	44,729	824,803
Maui Land & Pineapple, Inc. (a)(d)	31,310	134,007
Realogy Holdings Corp. (d)	145,393	6,154,486
Tejon Ranch Co. (a)	11,342	336,971
Tejon Ranch Co. warrants 8/31/16 (a)	1,675	6,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
The St. Joe Co. (a)(d)	111,664	$ 2,156,232
Thomas Properties Group, Inc.	22,789	125,340
Transcontinental Realty Investors, Inc. (a)	20,697	180,271
ZipRealty, Inc. (a)	19,987	94,938
		30,240,554
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	69,632	856,474
Banc of California, Inc.	4,303	57,230
Bank Mutual Corp.	56,001	332,646
BankFinancial Corp.	19,300	162,120
BBX Capital Corp. (a)(d)	18,261	231,184
Beneficial Mutual Bancorp, Inc. (a)	37,525	347,482
Berkshire Hills Bancorp, Inc.	20,197	501,895
BofI Holding, Inc. (a)(d)	11,427	740,127
Brookline Bancorp, Inc., Delaware	86,924	786,662
Camco Financial Corp. (a)	10,386	43,517
Cape Bancorp, Inc.	2,611	23,525
Capitol Federal Financial, Inc.	194,739	2,383,605
CFS Bancorp, Inc.	688	7,540
Charter Financial Corp.	1,496	15,424
Chicopee Bancorp, Inc.	1,816	32,107
Clifton Savings Bancorp, Inc.	15,589	187,847
Dime Community Bancshares, Inc.	51,879	825,914
Doral Financial Corp. (a)	7,972	188,697
ESB Financial Corp. (d)	9,498	112,361
ESSA Bancorp, Inc.	4,298	45,817
EverBank Financial Corp.	16,362	230,050
Farmer Mac Class C (non-vtg.)	8,894	299,283
First Defiance Financial Corp.	6,145	150,614
First Financial Northwest, Inc.	2,197	23,398
Five Oaks Investment Corp.	3,880	40,274
Flagstar Bancorp, Inc. (a)(d)	37,206	539,487
Fox Chase Bancorp, Inc.	14,307	241,502
Franklin Financial Corp./VA	16,347	292,938
HF Financial Corp.	2,735	35,227
Hingham Institution for Savings	1,505	99,631
Home Loan Servicing Solutions Ltd.	65,442	1,492,078
HomeStreet, Inc.	7,892	154,920
Hudson City Bancorp, Inc.	532,335	4,892,159
IF Bancorp, Inc. (a)	3,112	49,916
Impac Mortgage Holdings, Inc. (a)(d)	5,393	51,234
Kearny Financial Corp. (a)	2,196	21,477
Madison County Financial, Inc.	4,682	80,530
Meridian Interstate Bancorp, Inc. (a)	750	14,715
MGIC Investment Corp. (a)	328,729	2,373,423
NASB Financial, Inc. (a)	1,203	32,216
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	914,331
New York Community Bancorp, Inc. (d)	433,476	6,350,423
Northfield Bancorp, Inc.	23,534	282,408
Northwest Bancshares, Inc.	92,094	1,228,534
OceanFirst Financial Corp.	5,851	95,430

	Shares	Value
Ocwen Financial Corp. (a)	118,608	$ 5,982,588
Oritani Financial Corp.	33,003	511,877
PennyMac Financial Services, Inc.	12,245	209,022
People's United Financial, Inc.	329,770	4,689,329
Peoples Federal Bancshares, Inc.	1,156	20,843
Poage Bankshares, Inc.	2,365	35,688
Provident Financial Holdings, Inc.	3,066	54,483
Provident Financial Services, Inc.	56,391	912,406
Provident New York Bancorp	44,223	450,190
PVF Capital Corp. (a)	11,916	48,498
Radian Group, Inc.	160,918	2,180,439
Riverview Bancorp, Inc. (a)	6,875	18,425
Rockville Financial, Inc.	26,525	346,151
Security National Financial Corp. Class A	9,669	57,724
Simplicity Bancorp, Inc.	10,338	153,209
Territorial Bancorp, Inc.	13,244	290,176
TFS Financial Corp. (a)	149,374	1,625,189
Timberland Bancorp, Inc.	5,034	45,155
Tree.com, Inc.	3,275	82,006
Trustco Bank Corp., New York (d)	86,500	505,160
United Community Financial Corp. (a)	29,429	118,599
United Financial Bancorp, Inc.	9,158	143,414
Walker & Dunlop, Inc. (a)	10,954	159,162
Washington Federal, Inc.	99,759	2,083,966
Westfield Financial, Inc.	28,907	190,208
WSFS Financial Corp.	10,396	619,602
		49,401,881
TOTAL FINANCIALS		3,192,595,539
HEALTH CARE - 12.4%
Biotechnology - 2.5%
Aastrom Biosciences, Inc. (a)(d)	78,454	21,967
ACADIA Pharmaceuticals, Inc. (a)(d)	68,133	1,359,935
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	467,909
Acorda Therapeutics, Inc. (a)(d)	40,293	1,361,500
Aegerion Pharmaceuticals, Inc. (a)	17,880	1,549,838
Agenus, Inc. (a)(d)	22,142	80,818
Agios Pharmaceuticals, Inc.	7,262	171,238
Alexion Pharmaceuticals, Inc. (a)	198,375	21,376,890
Alkermes PLC (a)	133,044	4,224,147
Alnylam Pharmaceuticals, Inc. (a)(d)	51,923	2,689,611
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	743,397
Amgen, Inc.	755,755	82,331,950
Amicus Therapeutics, Inc. (a)(d)	25,384	60,668
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	284,950
Anthera Pharmaceuticals, Inc. (a)	5,648	18,638
Arena Pharmaceuticals, Inc. (a)(d)	213,311	1,367,324
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	3,594,748
ArQule, Inc. (a)	65,290	182,159
Array BioPharma, Inc. (a)(d)	101,050	566,891
Arrowhead Research Corp. (a)(d)	3,000	12,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Astex Pharmaceuticals, Inc. (a)	118,867	$ 778,579
Athersys, Inc. (a)(d)	49,216	86,620
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	91,584
BioCryst Pharmaceuticals, Inc. (a)	40,934	261,159
Biogen Idec, Inc. (a)	240,052	51,135,877
BioMarin Pharmaceutical, Inc. (a)(d)	139,224	9,114,995
Biospecifics Technologies Corp. (a)	1,441	26,341
Biota Pharmaceuticals, Inc.	5,848	25,146
BioTime, Inc. (a)(d)	32,076	121,247
Bluebird Bio, Inc. (d)	7,366	183,413
Cardium Therapeutics, Inc. (a)(d)	9,255	6,571
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	50,364
Cel-Sci Corp. (a)	283,400	52,146
Celgene Corp. (a)	422,083	59,083,178
Cell Therapeutics, Inc.	40,400	44,440
Celldex Therapeutics, Inc. (a)(d)	77,285	1,678,630
Cellular Dynamics International, Inc.	4,597	60,037
Celsion Corp. (a)(d)	48,070	54,800
Cepheid, Inc. (a)(d)	63,653	2,277,504
Chelsea Therapeutics International Ltd. (a)	75,408	223,962
ChemoCentryx, Inc. (a)(d)	15,137	122,610
Chimerix, Inc.	6,991	110,178
Cleveland Biolabs, Inc. (a)(d)	35,489	61,751
Clovis Oncology, Inc. (a)	21,285	1,372,883
Codexis, Inc. (a)	21,294	36,626
Conatus Pharmaceuticals, Inc.	7,362	66,921
Coronado Biosciences, Inc. (a)(d)	18,457	150,425
Cubist Pharmaceuticals, Inc.	68,221	4,322,483
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	302,474
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	34,011
Cytokinetics, Inc. (a)	26,522	277,685
Cytori Therapeutics, Inc. (a)(d)	69,588	146,135
CytRx Corp. (a)(d)	25,756	60,784
DARA BioSciences, Inc. (a)(d)	8,510	4,255
Dendreon Corp. (a)(d)	131,169	372,520
Discovery Laboratories, Inc. (a)(d)	38,893	64,173
Durata Therapeutics, Inc. (a)(d)	10,654	89,813
Dyax Corp. (a)	86,617	387,178
Dynavax Technologies Corp. (a)(d)	164,055	208,350
Emergent BioSolutions, Inc. (a)	25,651	450,945
Enanta Pharmaceuticals, Inc. (d)	3,858	71,682
EntreMed, Inc. (a)	289	540
Enzon Pharmaceuticals, Inc.	43,430	74,700
Epizyme, Inc. (d)	4,503	124,958
Esperion Therapeutics, Inc.	6,156	99,235
Exact Sciences Corp. (a)(d)	79,977	925,334
Exelixis, Inc. (a)(d)	160,939	806,304
Galena Biopharma, Inc. (a)(d)	76,040	168,809

	Shares	Value
Genomic Health, Inc. (a)(d)	18,393	$ 579,747
GenVec, Inc. (a)	8,140	2,361
Geron Corp. (a)	128,101	183,184
Gilead Sciences, Inc. (a)	1,539,443	92,782,230
GTx, Inc. (a)(d)	19,627	30,422
Halozyme Therapeutics, Inc. (a)(d)	76,082	632,241
Heat Biologics, Inc.	3,136	31,329
Hemispherx Biopharma, Inc. (a)	130,774	30,209
Hyperion Therapeutics, Inc. (a)(d)	5,781	140,941
iBio, Inc. (a)	40,361	17,355
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	411,582
Idera Pharmaceuticals, Inc. (a)	43,237	95,986
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	119,481
ImmunoGen, Inc. (a)(d)	90,051	1,440,816
Immunomedics, Inc. (a)(d)	54,782	325,953
Incyte Corp. (a)(d)	133,651	4,529,432
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	761,261
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	298,189
Insmed, Inc. (a)	32,411	492,971
Insys Therapeutics, Inc. (a)(d)	4,354	121,956
Intercept Pharmaceuticals, Inc.	10,011	457,903
InterMune, Inc. (a)(d)	73,941	1,056,617
Intrexon Corp.	13,260	288,140
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	100,990	1,176,534
Isis Pharmaceuticals, Inc. (a)(d)	107,364	2,773,212
IsoRay, Inc. (a)(d)	31,040	18,934
Keryx Biopharmaceuticals, Inc. (a)(d)	75,386	643,043
KYTHERA Biopharmaceuticals, Inc.	4,269	112,702
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	1,201,044
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,106,888
Lpath, Inc. (a)	7,871	47,462
MannKind Corp. (a)(d)	147,967	856,729
Mast Therapeutics, Inc. (a)	29,390	12,197
Medgenics, Inc. (a)	4,479	18,677
Medivation, Inc. (a)	72,462	4,096,277
Merrimack Pharmaceuticals, Inc. (a)(d)	15,099	51,035
Metabolix, Inc. (a)(d)	41,636	56,209
MiMedx Group, Inc. (a)(d)	79,098	488,035
Momenta Pharmaceuticals, Inc. (a)	43,036	606,377
Myriad Genetics, Inc. (a)(d)	87,108	2,279,616
Nanosphere, Inc. (a)(d)	36,229	76,081
Neuralstem, Inc. (a)(d)	54,208	92,154
Neurocrine Biosciences, Inc. (a)	50,654	738,029
NewLink Genetics Corp. (a)	12,482	216,063
Novavax, Inc. (a)(d)	148,843	468,855
NPS Pharmaceuticals, Inc. (a)(d)	87,917	2,206,717
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	94,557
OncoMed Pharmaceuticals, Inc.	5,827	94,572
Onconova Therapeutics, Inc.	6,241	151,906
Oncothyreon, Inc. (a)(d)	43,661	73,787
Onyx Pharmaceuticals, Inc. (a)(d)	72,476	8,956,584
Opexa Therapeutics, Inc. (a)(d)	5,726	8,360
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Opko Health, Inc. (a)(d)	254,677	$ 2,353,215
Oragenics, Inc. (a)(d)	9,973	31,415
Orexigen Therapeutics, Inc. (a)(d)	77,934	534,627
Organovo Holdings, Inc. (a)(d)	69,396	396,251
Osiris Therapeutics, Inc. (a)(d)	18,170	317,067
OvaScience, Inc. (a)	10,225	117,792
OXiGENE, Inc. (a)	561	1,234
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	1,812
Palatin Technologies, Inc. (a)	9,275	5,936
PDL BioPharma, Inc. (d)	181,078	1,437,759
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	116,316
Pharmacyclics, Inc. (a)	52,344	5,836,356
PharmAthene, Inc. (a)(d)	51,372	109,936
Portola Pharmaceuticals, Inc. (d)	6,348	143,465
Progenics Pharmaceuticals, Inc. (a)	45,935	255,399
Prothena Corp. PLC (a)(d)	11,329	227,033
PTC Therapeutics, Inc. (a)	10,292	184,638
Puma Biotechnology, Inc. (a)	7,873	398,689
Raptor Pharmaceutical Corp. (a)(d)	62,748	849,608
Receptos, Inc.	5,655	89,575
Regeneron Pharmaceuticals, Inc. (a)	77,444	18,765,456
Regulus Therapeutics, Inc.	11,075	104,659
Repligen Corp. (a)(d)	22,058	215,286
Rexahn Pharmaceuticals, Inc. (a)	45,000	17,505
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	237,762
Sangamo Biosciences, Inc. (a)(d)	44,798	442,156
Sarepta Therapeutics, Inc. (a)(d)	31,642	1,079,941
Savient Pharmaceuticals, Inc. (a)(d)	88,045	54,588
Seattle Genetics, Inc. (a)(d)	102,878	4,362,027
SIGA Technologies, Inc. (a)(d)	72,968	257,577
Spectrum Pharmaceuticals, Inc. (d)	41,659	319,108
StemCells, Inc. (a)	41,468	64,690
Stemline Therapeutics, Inc. (d)	10,674	369,854
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	157,013
Synageva BioPharma Corp. (a)(d)	13,775	646,185
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	492,920
Synta Pharmaceuticals Corp. (a)(d)	35,423	208,996
Synthetic Biologics, Inc. (a)	46,314	72,250
Targacept, Inc. (a)	18,977	97,162
Telik, Inc. (a)	380	448
TESARO, Inc. (a)(d)	12,275	424,470
Tetraphase Pharmaceuticals, Inc.	10,243	87,475
TG Therapeutics, Inc. (a)	7,226	43,501
Theravance, Inc. (a)(d)	73,311	2,628,199
Threshold Pharmaceuticals, Inc. (a)	37,822	164,526
Trius Therapeutics, Inc. (a)(d)	28,510	389,732
Trovagene, Inc. (a)(d)	4,592	37,654
United Therapeutics Corp. (a)(d)	48,248	3,421,266
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	503,994
Verastem, Inc. (a)	13,711	188,526
Vertex Pharmaceuticals, Inc. (a)	237,887	17,877,208

	Shares	Value
Vical, Inc. (a)(d)	65,666	$ 84,709
XOMA Corp. (a)	72,501	338,580
Zalicus, Inc. (a)	104,856	74,448
ZIOPHARM Oncology, Inc. (a)(d)	79,220	236,868
		460,165,187
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (d)	23,291	912,541
Abbott Laboratories	1,574,540	52,479,418
Abiomed, Inc. (a)	36,354	856,137
Accuray, Inc. (a)(d)	58,561	387,674
Alere, Inc. (a)	72,824	2,269,924
Align Technology, Inc. (a)(d)	70,000	3,048,500
Alphatec Holdings, Inc. (a)	36,801	72,866
Analogic Corp.	12,756	952,108
Angiodynamics, Inc. (a)	26,377	287,509
Anika Therapeutics, Inc. (a)(d)	9,287	214,901
Antares Pharma, Inc. (a)(d)	97,369	428,424
ArthroCare Corp. (a)	25,787	816,674
Atossa Genetics, Inc.	789	3,618
Atricure, Inc. (a)	12,717	111,782
Atrion Corp.	1,172	280,108
Bacterin International Holdings, Inc. (a)(d)	9,747	5,529
Baxano Surgical, Inc. (a)	18,036	31,383
Baxter International, Inc.	545,106	37,917,573
Becton, Dickinson & Co.	192,830	18,777,785
BioLase Technology, Inc. (d)	30,860	52,771
Boston Scientific Corp. (a)	1,371,433	14,509,761
BSD Medical Corp. (a)(d)	46,363	70,008
C.R. Bard, Inc.	78,513	9,018,788
Cantel Medical Corp.	48,934	1,267,391
Cardica, Inc. (a)	23,778	28,771
Cardiovascular Systems, Inc. (a)(d)	19,652	403,259
CareFusion Corp. (a)	231,213	8,288,986
Cerus Corp. (a)	66,771	349,212
CONMED Corp.	26,543	825,222
Covidien PLC	475,068	28,219,039
Cryolife, Inc.	20,961	127,233
Cutera, Inc. (a)	15,449	144,448
Cyberonics, Inc. (a)(d)	26,017	1,323,485
Cynosure, Inc. Class A (a)	17,160	393,822
Delcath Systems, Inc. (a)(d)	119,898	49,158
DENTSPLY International, Inc.	147,347	6,187,101
Derma Sciences, Inc. (a)	7,901	110,930
DexCom, Inc. (a)(d)	65,323	1,766,987
Echo Therapeutics, Inc. (a)	2,009	4,902
Edwards Lifesciences Corp. (a)	115,426	8,123,682
Endologix, Inc. (a)(d)	46,783	740,107
EnteroMedics, Inc. (a)(d)	53,456	54,525
ERBA Diagnostics, Inc. (a)	3,094	2,506
Exactech, Inc. (a)	3,102	59,062
Fonar Corp. (a)(d)	719	3,811
Genmark Diagnostics, Inc. (a)(d)	33,235	382,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Globus Medical, Inc.	7,896	$ 139,128
Greatbatch, Inc. (a)	22,320	758,210
Haemonetics Corp. (a)(d)	49,959	1,990,866
Hansen Medical, Inc. (a)(d)	48,696	80,348
HeartWare International, Inc. (a)	13,447	1,056,934
Hill-Rom Holdings, Inc.	58,209	1,987,255
Hologic, Inc. (a)(d)	281,683	6,011,115
ICU Medical, Inc. (a)(d)	17,344	1,239,749
IDEXX Laboratories, Inc. (a)(d)	54,321	5,096,396
Insulet Corp. (a)(d)	55,000	1,833,700
Integra LifeSciences Holdings Corp. (a)(d)	19,467	791,139
Intuitive Surgical, Inc. (a)	40,425	15,625,071
Invacare Corp.	28,414	426,494
Kewaunee Scientific Corp.	1,376	22,154
LeMaitre Vascular, Inc.	3,845	26,684
MAKO Surgical Corp. (a)(d)	32,106	479,985
Masimo Corp. (d)	62,689	1,550,926
Medical Action Industries, Inc. (a)	18,788	96,007
Medtronic, Inc.	1,020,197	52,795,195
MELA Sciences, Inc. (a)(d)	40,114	26,194
Meridian Bioscience, Inc.	35,455	797,383
Merit Medical Systems, Inc. (a)	38,544	493,363
Misonix, Inc. (a)	2,579	12,044
Natus Medical, Inc. (a)	24,629	323,871
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	335,327
Neogen Corp. (a)	25,237	1,365,322
NuVasive, Inc. (a)	44,714	1,051,673
NxStage Medical, Inc. (a)	42,830	528,951
OraSure Technologies, Inc. (a)	46,551	222,514
Orthofix International NV (a)	16,427	362,544
PhotoMedex, Inc. (a)(d)	6,551	107,043
Quidel Corp. (a)(d)	35,813	949,761
ResMed, Inc. (d)	155,104	7,327,113
Retractable Technologies, Inc. (a)	5,248	8,712
Rochester Medical Corp. (a)(d)	2,100	27,489
Rockwell Medical Technologies, Inc. (a)(d)	20,541	113,592
RTI Biologics, Inc. (a)	29,474	98,148
Sirona Dental Systems, Inc. (a)	53,949	3,494,277
Solta Medical, Inc. (a)	40,698	84,652
St. Jude Medical, Inc.	280,856	14,157,951
Staar Surgical Co. (a)	22,695	288,000
Stereotaxis, Inc. (a)(d)	2,453	8,586
Steris Corp.	82,536	3,374,897
Stryker Corp.	301,751	20,184,124
SurModics, Inc. (a)	19,525	386,595
Symmetry Medical, Inc. (a)	29,367	230,531
Synergetics U.S.A., Inc. (a)	3,622	15,212
TearLab Corp. (a)(d)	17,390	228,505
Teleflex, Inc.	40,744	3,140,548
The Cooper Companies, Inc.	49,195	6,425,359
The Spectranetics Corp. (a)	40,582	640,790

	Shares	Value
Theragenics Corp. (a)	22,546	$ 49,150
ThermoGenesis Corp. (a)(d)	15,844	16,795
Thoratec Corp. (a)	57,172	2,042,756
Tornier NV (a)	21,770	413,195
Unilife Corp. (a)(d)	77,508	267,403
Uroplasty, Inc. (a)	1,597	5,781
Varian Medical Systems, Inc. (a)(d)	116,002	8,172,341
Vascular Solutions, Inc. (a)	2,125	33,511
Vermillion, Inc. (a)(d)	5,249	12,125
Volcano Corp. (a)(d)	51,974	1,113,283
West Pharmaceutical Services, Inc.	34,117	2,522,952
Wright Medical Group, Inc. (a)(d)	47,593	1,145,564
Zeltiq Aesthetics, Inc. (a)	6,038	48,244
Zimmer Holdings, Inc.	182,361	14,422,931
		391,446,082
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	30,637	1,174,316
Accretive Health, Inc. (a)(d)	42,994	403,284
Aetna, Inc.	381,905	24,208,958
Air Methods Corp. (d)	37,158	1,520,505
Alliance Healthcare Services, Inc. (a)	17,141	416,526
Almost Family, Inc.	9,932	187,417
Amedisys, Inc. (a)(d)	30,453	496,079
AmerisourceBergen Corp.	235,018	13,377,225
AMN Healthcare Services, Inc. (a)	76,320	1,037,952
AmSurg Corp. (a)	32,040	1,194,772
Bio-Reference Laboratories, Inc. (a)(d)	31,917	923,359
BioScrip, Inc. (a)	61,696	752,691
BioTelemetry, Inc. (a)	34,161	287,636
Brookdale Senior Living, Inc. (a)	93,728	2,345,075
Capital Senior Living Corp. (a)	26,619	554,208
Cardinal Health, Inc.	348,072	17,501,060
Centene Corp. (a)	59,283	3,388,023
Chemed Corp. (d)	19,372	1,349,066
Chindex International, Inc. (a)	9,187	155,352
CIGNA Corp.	286,354	22,533,196
Community Health Systems, Inc.	114,654	4,501,316
Corvel Corp. (a)	17,696	582,906
Cross Country Healthcare, Inc. (a)	40,427	228,413
DaVita, Inc. (a)	87,146	9,369,066
Emeritus Corp. (a)	35,427	772,663
ExamWorks Group, Inc. (a)(d)	20,990	493,265
Express Scripts Holding Co. (a)	821,356	52,468,221
Five Star Quality Care, Inc. (a)	32,241	167,331
Gentiva Health Services, Inc. (a)(d)	24,132	276,794
Hanger, Inc. (a)	33,622	1,032,532
HCA Holdings, Inc.	248,171	9,477,650
Health Management Associates, Inc. Class A (a)	248,478	3,195,427
Health Net, Inc. (a)	90,547	2,732,708
HealthSouth Corp. (d)	85,304	2,683,664
Healthways, Inc. (a)(d)	33,821	645,305
Henry Schein, Inc. (a)(d)	86,785	8,769,624
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hooper Holmes, Inc. (a)	6,267	$ 2,381
Humana, Inc.	159,494	14,686,208
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,057,966
Kindred Healthcare, Inc.	51,719	760,269
Laboratory Corp. of America Holdings (a)(d)	96,901	9,275,364
Landauer, Inc.	14,935	709,114
LCA-Vision, Inc. (a)	27,238	101,325
LHC Group, Inc. (a)	12,810	289,890
LifePoint Hospitals, Inc. (a)	49,772	2,251,188
Magellan Health Services, Inc. (a)	25,186	1,415,705
McKesson Corp.	228,637	27,758,818
MEDNAX, Inc. (a)(d)	55,137	5,368,690
Molina Healthcare, Inc. (a)(d)	24,412	815,117
MWI Veterinary Supply, Inc. (a)(d)	13,354	2,030,876
National Healthcare Corp.	6,159	284,176
National Research Corp.:
Class A (a)	960	15,734
Class B (d)	3,356	97,190
NeoStem, Inc. (a)(d)	15,337	113,724
Omnicare, Inc. (d)	104,008	5,654,915
Owens & Minor, Inc.	59,970	2,045,577
Patterson Companies, Inc.	78,096	3,114,468
PDI, Inc. (a)	1,365	6,989
PharMerica Corp. (a)	29,176	358,865
Providence Service Corp. (a)	13,245	355,496
Quest Diagnostics, Inc.	161,387	9,460,506
RadNet, Inc. (a)	27,076	69,856
Select Medical Holdings Corp.	37,877	320,818
Sharps Compliance Corp. (a)(d)	5,184	13,738
Skilled Healthcare Group, Inc. (a)	27,157	131,440
Team Health Holdings, Inc. (a)	65,355	2,511,593
Tenet Healthcare Corp. (a)	99,732	3,894,535
The Ensign Group, Inc.	15,558	601,317
Triple-S Management Corp. (a)	20,220	377,103
U.S. Physical Therapy, Inc.	11,240	309,437
UnitedHealth Group, Inc.	1,030,107	73,899,876
Universal American Spin Corp.	33,569	245,054
Universal Health Services, Inc. Class B	92,057	6,236,862
Vanguard Health Systems, Inc. (a)	30,455	638,032
VCA Antech, Inc. (a)	87,077	2,376,331
Wellcare Health Plans, Inc. (a)	41,317	2,630,653
WellPoint, Inc.	303,031	25,800,059
		399,290,840
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	176,070	2,560,058
athenahealth, Inc. (a)(d)	36,597	3,860,618
Authentidate Holding Corp. (a)	816	743
Cerner Corp. (a)(d)	294,394	13,559,788
CollabRx, Inc. (a)	87	325
Computer Programs & Systems, Inc.	21,937	1,205,658

	Shares	Value
Greenway Medical Technologies (a)(d)	5,301	$ 72,200
HealthStream, Inc. (a)(d)	34,016	1,127,630
HMS Holdings Corp. (a)(d)	81,690	2,041,433
MedAssets, Inc. (a)	39,701	890,096
Medidata Solutions, Inc. (a)	26,465	2,367,030
Merge Healthcare, Inc. (a)(d)	37,852	100,308
Omnicell, Inc. (a)	25,141	546,565
Quality Systems, Inc.	52,869	1,093,860
Vocera Communications, Inc. (a)(d)	5,171	83,822
		29,510,134
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	232,776
Affymetrix, Inc. (a)	55,779	310,689
Agilent Technologies, Inc.	344,953	16,088,608
Albany Molecular Research, Inc. (a)	23,897	263,106
Apricus Biosciences, Inc. (a)(d)	18,211	35,876
BG Medicine, Inc. (a)	3,134	2,852
Bio-Rad Laboratories, Inc. Class A (a)	21,919	2,498,985
Bruker BioSciences Corp. (a)	88,923	1,782,017
Cambrex Corp. (a)	26,613	362,735
Charles River Laboratories International, Inc. (a)	45,219	2,082,335
Covance, Inc. (a)(d)	54,297	4,400,229
Enzo Biochem, Inc. (a)	14,697	35,861
Fluidigm Corp. (a)(d)	18,074	369,794
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	354,255
Harvard Bioscience, Inc. (a)	12,320	60,861
Illumina, Inc. (a)(d)	126,010	9,808,618
Life Technologies Corp. (a)	170,371	12,677,306
Luminex Corp. (a)	39,871	809,381
Mettler-Toledo International, Inc. (a)(d)	30,026	6,612,626
Nanostring Technologies, Inc.	6,707	51,309
NeoGenomics, Inc. (a)(d)	21,535	46,516
Pacific Biosciences of California, Inc. (a)	41,271	172,513
PAREXEL International Corp. (a)(d)	52,568	2,440,732
PerkinElmer, Inc.	108,819	3,914,219
pSivida Corp. (a)	25,265	91,459
Quintiles Transnational Holdings, Inc.	25,574	1,106,331
Sequenom, Inc. (a)(d)	91,772	267,974
Techne Corp.	39,549	3,065,443
Thermo Fisher Scientific, Inc.	363,426	32,283,132
Waters Corp. (a)	90,863	8,981,808
		111,210,346
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,604,762	68,378,909
AcelRx Pharmaceuticals, Inc. (a)	17,182	170,274
Actavis, Inc. (a)	127,573	17,245,318
Acura Pharmaceuticals, Inc. (a)	2,885	4,212
Akorn, Inc. (a)(d)	79,308	1,425,165
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	61,237
Alimera Sciences, Inc. (a)(d)	3,741	13,355
Allergan, Inc.	301,326	26,631,192
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	185,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ANI Pharmaceuticals, Inc. (a)(d)	3,574	$ 25,375
Aratana Therapeutics, Inc.	7,153	58,440
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)	49,047	855,870
AVANIR Pharmaceuticals Class A (a)(d)	141,865	723,512
Biodel, Inc. (a)(d)	8,109	38,356
Biodelivery Sciences International, Inc. (a)(d)	15,298	80,162
Bristol-Myers Squibb Co.	1,662,312	69,301,787
Cadence Pharmaceuticals, Inc. (a)	43,831	238,879
Cempra, Inc. (a)(d)	9,089	81,801
Columbia Laboratories, Inc. (a)	5,322	42,629
Corcept Therapeutics, Inc. (a)(d)	36,105	59,934
Cornerstone Therapeutics, Inc. (a)	11,437	105,792
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	31,782
DepoMed, Inc. (a)(d)	51,564	369,714
Durect Corp. (a)	121,504	132,439
Eli Lilly & Co.	996,002	51,194,503
Endo Health Solutions, Inc. (a)	113,364	4,658,127
Endocyte, Inc. (a)(d)	47,373	680,276
Forest Laboratories, Inc. (a)	258,872	11,009,826
Hi-Tech Pharmacal Co., Inc. (d)	12,868	554,739
Horizon Pharma, Inc. (a)(d)	37,555	95,014
Hospira, Inc. (a)(d)	171,244	6,683,653
Impax Laboratories, Inc. (a)	76,645	1,562,025
Jazz Pharmaceuticals PLC (a)(d)	52,789	4,629,067
Johnson & Johnson	2,826,883	244,270,960
Lannett Co., Inc. (a)	27,670	366,904
Mallinckrodt PLC (a)(d)	57,619	2,515,069
Merck & Co., Inc.	3,047,014	144,093,292
Mylan, Inc. (a)	380,884	13,460,441
Nektar Therapeutics (a)	110,915	1,350,945
NuPathe, Inc. (a)	18,258	48,566
Ocera Therapeutics, Inc. (a)	890	7,004
Omeros Corp. (a)(d)	20,009	100,645
Optimer Pharmaceuticals, Inc. (a)	46,579	582,703
Pacira Pharmaceuticals, Inc. (a)	42,514	1,539,857
Pain Therapeutics, Inc.	34,536	90,830
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	24,531
Perrigo Co.	86,221	10,480,163
Pfizer, Inc.	6,731,317	189,890,453
Pozen, Inc. (a)(d)	23,223	120,063
Questcor Pharmaceuticals, Inc.	59,227	3,949,256
Repros Therapeutics, Inc. (a)	21,711	458,971
Sagent Pharmaceuticals, Inc. (a)	10,801	238,270
Salix Pharmaceuticals Ltd. (a)	48,250	3,229,855
Santarus, Inc. (a)	53,945	1,214,841
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	242,093
Sucampo Pharmaceuticals, Inc. Class A (a)	39,776	235,474
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	60,580

	Shares	Value
The Medicines Company (a)	62,024	$ 1,960,579
TherapeuticsMD, Inc. (a)(d)	32,749	68,118
Transcept Pharmaceuticals, Inc. (a)	2,494	6,709
Ventrus Biosciences, Inc. (a)	6,995	17,627
ViroPharma, Inc. (a)	60,392	1,820,819
VIVUS, Inc. (a)(d)	111,051	1,391,469
Warner Chilcott PLC	185,600	3,981,120
XenoPort, Inc. (a)(d)	57,569	281,512
Zoetis, Inc. Class A	509,416	14,849,476
Zogenix, Inc. (a)(d)	43,460	73,882
		910,352,224
TOTAL HEALTH CARE		2,301,974,813
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.4%
AAR Corp.	45,448	1,140,290
AeroVironment, Inc. (a)(d)	21,575	472,708
Alliant Techsystems, Inc.	36,077	3,490,811
American Science & Engineering, Inc.	13,204	744,442
API Technologies Corp. (a)(d)	22,349	61,236
Ascent Solar Technologies, Inc. (a)(d)	33,082	27,789
Astronics Corp. (a)	10,773	501,268
Astrotech Corp. (a)	8,707	6,791
BE Aerospace, Inc. (a)	108,614	7,406,389
Breeze Industrial Products Corp. (a)	1,281	11,362
CPI Aerostructures, Inc. (a)(d)	3,805	43,681
Cubic Corp.	19,386	973,371
Curtiss-Wright Corp.	45,438	1,897,491
DigitalGlobe, Inc. (a)(d)	70,420	2,126,684
Ducommun, Inc. (a)	15,643	409,064
Engility Holdings, Inc. (a)(d)	14,341	482,718
Erickson Air-Crane, Inc. (a)(d)	6,239	95,581
Esterline Technologies Corp. (a)	30,025	2,290,607
Exelis, Inc.	193,690	2,849,180
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,347,966
General Dynamics Corp.	334,769	27,869,519
HEICO Corp. (d)	20,464	1,279,000
HEICO Corp. Class A	36,331	1,681,399
Hexcel Corp. (a)	105,445	3,750,679
Honeywell International, Inc.	800,486	63,694,671
Huntington Ingalls Industries, Inc.	51,071	3,233,816
Innovative Solutions & Support, Inc. (d)	21,878	163,866
KEYW Holding Corp. (a)(d)	21,302	245,825
Kratos Defense & Security Solutions, Inc. (a)	44,930	379,209
L-3 Communications Holdings, Inc.	86,081	7,775,697
LMI Aerospace, Inc. (a)	6,877	83,143
Lockheed Martin Corp.	264,454	32,374,459
Micronet Enertec Technologies, Inc. (a)	3,018	16,539
Moog, Inc. Class A (a)(d)	46,839	2,379,421
National Presto Industries, Inc. (d)	4,216	290,820
Northrop Grumman Corp.	233,374	21,533,419
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	52,375	$ 909,230
Precision Castparts Corp.	148,100	31,284,644
Raytheon Co.	328,226	24,751,523
Rockwell Collins, Inc.	133,906	9,476,528
SIFCO Industries, Inc.	891	17,178
Sparton Corp. (a)	3,920	73,578
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	2,227,540
Sypris Solutions, Inc.	16,848	52,060
Taser International, Inc. (a)	58,908	685,689
Teledyne Technologies, Inc. (a)	37,661	2,906,299
Textron, Inc.	274,127	7,384,981
The Boeing Co.	687,551	71,450,300
TransDigm Group, Inc.	48,745	6,678,065
Triumph Group, Inc.	54,560	3,926,683
United Technologies Corp.	850,901	85,175,190
		440,130,399
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	694,838
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,677,614
C.H. Robinson Worldwide, Inc.	158,235	8,998,824
Echo Global Logistics, Inc. (a)	11,731	253,976
Expeditors International of Washington, Inc.	202,772	8,224,432
FedEx Corp.	295,718	31,748,284
Forward Air Corp.	32,196	1,185,779
Hub Group, Inc. Class A (a)	34,129	1,267,892
Pacer International, Inc. (a)(d)	35,751	219,154
Park-Ohio Holdings Corp. (a)	6,346	219,381
Radiant Logistics, Inc. (a)	14,104	26,092
United Parcel Service, Inc. Class B	717,120	61,371,130
UTI Worldwide, Inc.	92,577	1,528,446
XPO Logistics, Inc. (a)	22,324	512,559
		117,928,401
Airlines - 0.3%
Alaska Air Group, Inc.	65,686	3,719,141
Allegiant Travel Co.	24,598	2,324,757
Delta Air Lines, Inc.	838,237	16,538,416
Hawaiian Holdings, Inc. (a)(d)	71,807	502,649
JetBlue Airways Corp. (a)(d)	168,034	1,033,409
Republic Airways Holdings, Inc. (a)	81,894	914,756
SkyWest, Inc.	63,299	815,924
Southwest Airlines Co.	718,922	9,209,391
Spirit Airlines, Inc. (a)	72,448	2,258,204
U.S. Airways Group, Inc. (a)(d)	178,021	2,876,819
United Continental Holdings, Inc. (a)	355,058	10,104,951
		50,298,417
Building Products - 0.2%
A.O. Smith Corp.	73,846	3,105,224
AAON, Inc.	50,511	1,177,917

	Shares	Value
American Woodmark Corp. (a)	9,343	$ 325,790
Apogee Enterprises, Inc.	33,247	927,591
Armstrong World Industries, Inc. (a)(d)	15,342	745,008
Builders FirstSource, Inc. (a)	87,836	498,908
Fortune Brands Home & Security, Inc.	163,946	6,039,771
Gibraltar Industries, Inc. (a)	56,316	725,350
Griffon Corp.	38,833	428,328
Insteel Industries, Inc.	19,643	314,092
Lennox International, Inc.	38,428	2,638,082
Masco Corp.	353,007	6,678,892
NCI Building Systems, Inc. (a)	22,930	274,701
Nortek, Inc. (a)	12,474	835,134
Owens Corning (a)	130,235	4,875,998
Patrick Industries, Inc. (a)	10,446	282,878
PGT, Inc. (a)	39,227	399,331
Ply Gem Holdings, Inc. (d)	16,220	248,815
Quanex Building Products Corp. (d)	44,676	743,409
Simpson Manufacturing Co. Ltd.	40,648	1,271,063
Trex Co., Inc. (a)(d)	13,121	580,867
Universal Forest Products, Inc.	26,737	1,001,033
USG Corp. (a)(d)	96,486	2,251,983
		36,370,165
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	3,868	82,466
ABM Industries, Inc.	53,056	1,281,302
ACCO Brands Corp. (a)(d)	120,265	792,546
Acorn Energy, Inc. (d)	16,876	101,256
ADT Corp.	218,622	8,707,714
ARC Document Solutions, Inc. (a)	46,203	197,287
Casella Waste Systems, Inc. Class A (a)	64,851	341,765
CECO Environmental Corp. (d)	21,126	281,398
Cenveo, Inc. (a)(d)	104,135	291,578
Cintas Corp.	112,418	5,369,084
Clean Harbors, Inc. (a)(d)	49,676	2,823,087
Consolidated Graphics, Inc. (a)(d)	14,819	792,817
Copart, Inc. (a)	124,595	3,958,383
Courier Corp.	17,378	271,097
Covanta Holding Corp.	125,817	2,658,513
Deluxe Corp.	54,408	2,140,955
EnerNOC, Inc. (a)(d)	25,460	369,425
Ennis, Inc.	21,290	379,175
Fuel Tech, Inc. (a)	51,934	199,427
G&K Services, Inc. Class A	16,380	842,587
Healthcare Services Group, Inc. (d)	66,425	1,608,149
Heritage-Crystal Clean, Inc. (a)(d)	7,679	116,644
Herman Miller, Inc.	49,763	1,267,464
HNI Corp.	49,416	1,654,448
Hudson Technologies, Inc. (a)(d)	5,394	10,356
Industrial Services of America, Inc. (a)(d)	1,620	3,272
InnerWorkings, Inc. (a)(d)	28,532	293,024
Interface, Inc.	56,426	996,483
Intersections, Inc.	12,865	117,715
Iron Mountain, Inc.	183,385	4,731,333
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	103,520	$ 2,757,773
Kimball International, Inc. Class B	19,593	192,795
Knoll, Inc.	38,287	583,111
McGrath RentCorp.	17,562	580,951
Metalico, Inc. (a)(d)	55,605	71,730
Mine Safety Appliances Co.	32,465	1,562,540
Mobile Mini, Inc. (a)(d)	36,488	1,108,505
Multi-Color Corp.	7,946	248,948
NL Industries, Inc.	6,707	73,308
Performant Financial Corp.	31,038	336,142
Perma-Fix Environmental Services, Inc. (a)	34,689	16,651
Pitney Bowes, Inc. (d)	199,332	3,253,098
Quad/Graphics, Inc.	22,071	691,705
R.R. Donnelley & Sons Co. (d)	175,292	2,923,871
Republic Services, Inc.	291,385	9,472,926
Rollins, Inc.	69,664	1,724,184
Schawk, Inc. Class A	4,209	52,613
Standard Parking Corp. (a)(d)	5,698	126,781
Standard Register Co. (a)(d)	3,970	41,487
Steelcase, Inc. Class A	74,937	1,088,085
Stericycle, Inc. (a)	83,716	9,423,073
Swisher Hygiene, Inc. (Canada) (a)(d)	177,418	147,257
Team, Inc. (a)(d)	18,138	707,382
Tetra Tech, Inc. (a)	66,137	1,506,601
The Brink's Co.	40,696	1,051,178
TMS International Corp.	14,898	259,374
TRC Companies, Inc. (a)	13,255	97,027
Tyco International Ltd.	484,883	16,020,534
UniFirst Corp.	12,480	1,196,582
United Stationers, Inc.	42,632	1,694,196
US Ecology, Inc.	25,366	712,531
Viad Corp.	19,833	447,631
Virco Manufacturing Co. (a)	2,682	6,222
Waste Connections, Inc.	124,776	5,285,511
Waste Management, Inc.	465,332	18,818,026
West Corp.	20,707	452,862
		127,413,941
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	2,918,797
Aegion Corp. (a)(d)	40,317	862,784
Ameresco, Inc. Class A (a)(d)	38,199	326,983
Argan, Inc.	7,465	132,504
Chicago Bridge & Iron Co. NV	101,981	6,101,523
Comfort Systems U.S.A., Inc.	43,738	660,444
Dycom Industries, Inc. (a)	25,959	659,618
EMCOR Group, Inc.	58,224	2,188,640
Fluor Corp.	170,796	10,833,590
Foster Wheeler AG (a)	92,101	2,134,901
Furmanite Corp. (a)	40,654	364,666
Goldfield Corp. (d)	41,171	74,108

	Shares	Value
Granite Construction, Inc.	31,641	$ 896,073
Great Lakes Dredge & Dock Corp. (d)	55,973	376,698
Integrated Electrical Services, Inc. (a)	13,442	58,607
Jacobs Engineering Group, Inc. (a)	136,059	7,929,519
KBR, Inc.	139,890	4,177,115
Layne Christensen Co. (a)(d)	24,456	464,909
MasTec, Inc. (a)(d)	53,941	1,715,324
Michael Baker Corp.	6,265	253,357
MYR Group, Inc. (a)	25,270	553,918
Northwest Pipe Co. (a)	12,188	347,846
Orion Marine Group, Inc. (a)	21,656	212,662
Pike Electric Corp.	29,417	326,529
Primoris Services Corp.	27,169	610,759
Quanta Services, Inc. (a)	201,419	5,265,093
Sterling Construction Co., Inc. (a)	31,847	308,597
Tutor Perini Corp. (a)	46,969	900,865
UniTek Global Services, Inc. (a)	18,062	28,357
URS Corp.	82,388	4,079,854
		55,764,640
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	37,251
Acuity Brands, Inc.	41,302	3,531,321
Allied Motion Technologies, Inc.	4,209	36,829
Altair Nanotechnologies, Inc. (a)(d)	10,605	25,240
American Superconductor Corp. (a)(d)	126,771	300,447
AMETEK, Inc.	236,677	10,158,177
AZZ, Inc.	24,628	924,535
Babcock & Wilcox Co.	118,199	3,662,987
Brady Corp. Class A	43,963	1,450,779
Broadwind Energy, Inc. (a)	15,938	93,715
Capstone Turbine Corp. (a)(d)	814,128	903,682
Coleman Cable, Inc.	5,164	98,323
Eaton Corp. PLC	476,004	30,140,573
Ecotality, Inc. (a)	53,528	14,453
Emerson Electric Co.	720,797	43,514,515
Encore Wire Corp.	23,059	870,016
EnerSys	48,550	2,489,644
Enphase Energy, Inc. (a)(d)	22,269	140,072
Espey Manufacturing & Electronics Corp.	2,015	57,145
Franklin Electric Co., Inc.	34,786	1,249,513
FuelCell Energy, Inc. (a)(d)	246,058	305,112
Generac Holdings, Inc. (d)	68,212	2,700,513
General Cable Corp.	55,434	1,692,400
Global Power Equipment Group, Inc.	10,454	194,235
GrafTech International Ltd. (a)(d)	132,891	1,039,208
Hubbell, Inc. Class B	53,270	5,399,447
II-VI, Inc. (a)(d)	56,117	1,081,936
LSI Industries, Inc.	24,011	161,834
MagneTek, Inc. (a)	2,664	47,153
Ocean Power Technologies, Inc. (a)(d)	11,040	17,774
Plug Power, Inc. (a)(d)	38,179	20,235
Polypore International, Inc. (a)(d)	50,063	2,140,193
Powell Industries, Inc. (a)	7,721	407,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Power Solutions International, Inc. (a)(d)	3,494	$ 183,924
PowerSecure International, Inc. (a)	20,869	320,339
Preformed Line Products Co.	1,961	135,172
Real Goods Solar, Inc. Class A (a)(d)	22,046	41,446
Regal-Beloit Corp.	47,588	3,031,356
Revolution Lighting Technologies, Inc. (a)(d)	38,693	100,602
Rockwell Automation, Inc.	141,798	13,787,020
Roper Industries, Inc.	107,542	13,302,945
Sensata Technologies Holding BV (a)	125,222	4,668,276
SL Industries, Inc.	3,648	85,728
SolarCity Corp.	12,947	405,759
Thermon Group Holdings, Inc. (a)(d)	10,097	209,008
Ultralife Corp. (a)	13,410	48,812
Vicor Corp. (a)	10,982	85,769
		151,312,541
Industrial Conglomerates - 1.9%
3M Co.	639,411	72,624,301
Carlisle Companies, Inc.	60,323	4,017,512
Danaher Corp.	602,195	39,455,816
General Electric Co.	10,429,338	241,334,881
Raven Industries, Inc.	34,791	1,016,245
		358,448,755
Machinery - 2.1%
Accuride Corp. (a)(d)	79,004	413,981
Actuant Corp. Class A (d)	71,032	2,537,263
Adept Technology, Inc. (a)	2,954	12,230
AGCO Corp. (d)	95,174	5,383,041
Alamo Group, Inc.	17,898	811,853
Albany International Corp. Class A	47,080	1,519,272
Altra Holdings, Inc.	25,498	633,625
American Railcar Industries, Inc. (d)	11,797	417,260
Ampco-Pittsburgh Corp.	10,414	169,540
Astec Industries, Inc.	15,669	541,521
Barnes Group, Inc.	47,337	1,480,228
Blount International, Inc. (a)	41,980	487,388
Briggs & Stratton Corp.	42,488	811,096
Caterpillar, Inc.	659,331	54,421,181
Chart Industries, Inc. (a)(d)	28,744	3,281,990
CIRCOR International, Inc.	16,215	932,200
CLARCOR, Inc.	51,646	2,766,160
Colfax Corp. (a)	81,079	4,223,405
Columbus McKinnon Corp. (NY Shares) (a)	26,972	577,201
Commercial Vehicle Group, Inc. (a)	77,079	540,324
Crane Co.	52,315	3,003,404
Cummins, Inc.	177,411	21,857,035
Deere & Co.	391,023	32,705,164
Donaldson Co., Inc.	141,847	4,998,688
Douglas Dynamics, Inc.	29,195	410,482
Dover Corp.	168,816	14,357,801

	Shares	Value
Dynamic Materials Corp.	17,783	$ 391,937
Eastern Co.	2,354	39,147
Energy Recovery, Inc. (a)(d)	81,715	417,564
EnPro Industries, Inc. (a)(d)	22,235	1,266,950
ESCO Technologies, Inc.	28,907	886,000
ExOne Co. (d)	6,664	456,551
Federal Signal Corp. (a)	80,990	945,153
Flow International Corp. (a)	66,905	225,470
Flowserve Corp.	133,437	7,444,450
FreightCar America, Inc.	19,411	349,010
Gencor Industries, Inc. (a)	1,849	14,737
Gorman-Rupp Co.	14,200	496,574
Graco, Inc.	62,194	4,321,861
Graham Corp.	12,124	418,399
Greenbrier Companies, Inc. (a)(d)	21,771	491,371
Hardinge, Inc.	14,874	215,524
Harsco Corp.	75,085	1,766,750
Hurco Companies, Inc.	3,319	91,306
Hyster-Yale Materials Handling Class A	12,438	940,437
IDEX Corp.	74,036	4,395,517
Illinois Tool Works, Inc.	419,574	29,986,954
Ingersoll-Rand PLC	283,533	16,768,142
ITT Corp.	114,023	3,745,656
John Bean Technologies Corp.	23,559	516,178
Joy Global, Inc.	103,914	5,104,256
Kadant, Inc.	18,429	572,589
Kaydon Corp.	29,963	852,447
Kennametal, Inc.	74,100	3,150,732
L.B. Foster Co. Class A	10,636	451,179
Lincoln Electric Holdings, Inc.	88,988	5,564,420
Lindsay Corp.	10,287	782,018
Lydall, Inc. (a)	11,611	180,319
Manitex International, Inc. (a)	11,053	111,193
Manitowoc Co., Inc.	125,006	2,497,620
Meritor, Inc. (a)	87,590	652,546
Middleby Corp. (a)	18,313	3,405,119
Miller Industries, Inc.	16,197	259,476
Mueller Industries, Inc.	25,011	1,339,089
Mueller Water Products, Inc. Class A	162,577	1,227,456
Navistar International Corp. (a)(d)	79,012	2,707,741
NN, Inc.	12,121	167,391
Nordson Corp.	55,414	3,693,343
Omega Flex, Inc.	258	4,773
Oshkosh Truck Corp. (a)(d)	84,157	3,780,332
PACCAR, Inc.	357,034	19,140,593
Pall Corp.	118,435	8,188,596
Parker Hannifin Corp.	149,883	14,980,806
Pentair Ltd.	210,360	12,644,740
PMFG, Inc. (a)(d)	15,367	106,340
Proto Labs, Inc. (a)(d)	9,272	658,683
RBC Bearings, Inc. (a)	21,831	1,303,966
Rexnord Corp. (a)	31,453	603,583
Snap-On, Inc.	55,924	5,234,486
SPX Corp.	46,613	3,451,227
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Standex International Corp.	10,804	$ 576,826
Stanley Black & Decker, Inc.	165,241	14,088,448
Sun Hydraulics Corp.	22,598	692,403
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	285,159
Tennant Co.	17,192	883,153
Terex Corp. (a)(d)	106,859	3,098,911
Timken Co.	75,024	4,205,845
Titan International, Inc. (d)	48,022	779,877
Toro Co.	58,344	3,081,147
TriMas Corp. (a)	46,817	1,645,149
Trinity Industries, Inc. (d)	83,300	3,516,926
Twin Disc, Inc.	8,286	218,668
Valmont Industries, Inc.	23,843	3,217,851
Wabash National Corp. (a)	74,589	777,217
WABCO Holdings, Inc. (a)	59,750	4,659,903
Wabtec Corp.	98,578	5,768,785
Watts Water Technologies, Inc. Class A	38,674	2,003,700
Woodward, Inc.	58,262	2,246,583
Xerium Technologies, Inc. (a)	6,895	74,466
Xylem, Inc.	189,589	4,698,015
		395,221,062
Marine - 0.0%
Baltic Trading Ltd.	21,117	93,759
Eagle Bulk Shipping, Inc. (a)(d)	34,302	122,458
Genco Shipping & Trading Ltd. (a)(d)	76,288	215,895
International Shipholding Corp.	10,420	248,517
Kirby Corp. (a)	54,389	4,374,507
Matson, Inc.	37,893	1,009,091
		6,064,227
Professional Services - 0.4%
Acacia Research Corp.	48,838	1,072,971
Advisory Board Co. (a)(d)	38,842	2,127,376
Barrett Business Services, Inc.	6,681	429,388
CBIZ, Inc. (a)(d)	37,390	256,122
CDI Corp.	9,649	130,840
Corporate Executive Board Co.	29,612	1,920,042
CRA International, Inc. (a)(d)	15,589	279,043
CTPartners Executive Search, Inc. (a)	859	4,407
Dolan Co. (a)	39,198	88,196
Dun & Bradstreet Corp.	40,399	4,018,893
Equifax, Inc.	129,523	7,653,514
Exponent, Inc.	15,525	1,011,143
Franklin Covey Co. (a)	5,338	83,860
FTI Consulting, Inc. (a)(d)	68,234	2,281,745
GP Strategies Corp. (a)	13,487	340,412
Heidrick & Struggles International, Inc.	22,259	334,998
Hill International, Inc. (a)	13,945	40,998
Hudson Global, Inc. (a)	13,947	38,215
Huron Consulting Group, Inc. (a)	20,793	989,747

	Shares	Value
ICF International, Inc. (a)	17,107	$ 562,649
IHS, Inc. Class A (a)	51,981	5,569,764
Insperity, Inc.	20,805	663,680
Kelly Services, Inc. Class A (non-vtg.)	19,294	351,151
Kforce, Inc.	25,995	422,939
Korn/Ferry International (a)	44,867	794,595
Manpower, Inc.	75,166	4,874,515
Mastech Holdings, Inc.	299	3,349
MISTRAS Group, Inc. (a)	12,788	233,125
Navigant Consulting, Inc. (a)	41,733	569,655
Nielsen Holdings B.V.	222,388	7,672,386
Odyssey Marine Exploration, Inc. (a)(d)	46,227	133,596
On Assignment, Inc. (a)	37,950	1,144,952
Pendrell Corp. (a)	150,288	288,553
RCM Technologies, Inc.	9,908	56,178
Resources Connection, Inc.	43,312	530,139
Robert Half International, Inc.	137,044	4,833,542
RPX Corp. (a)	24,325	381,659
Spherix, Inc. (a)	11	128
Towers Watson & Co.	58,151	4,782,920
TrueBlue, Inc. (a)	38,883	945,635
Verisk Analytics, Inc. (a)	144,478	8,983,642
VSE Corp.	1,834	82,603
WageWorks, Inc. (a)	28,801	1,202,154
		68,185,419
Road & Rail - 1.0%
AMERCO	7,919	1,295,548
Arkansas Best Corp. (d)	25,682	638,968
Avis Budget Group, Inc. (a)	100,640	2,694,133
Celadon Group, Inc.	62,978	1,142,421
Con-way, Inc.	51,304	2,134,246
Covenant Transport Group, Inc. Class A (a)	9,633	51,537
CSX Corp.	1,030,994	25,372,762
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	5,297,397
Heartland Express, Inc. (d)	52,772	734,586
Hertz Global Holdings, Inc. (a)	394,614	9,482,574
J.B. Hunt Transport Services, Inc.	90,399	6,508,728
Kansas City Southern	107,177	11,298,599
Knight Transportation, Inc.	54,848	892,925
Landstar System, Inc.	49,655	2,713,646
Marten Transport Ltd.	31,198	551,893
Norfolk Southern Corp.	315,197	22,744,616
Old Dominion Freight Lines, Inc. (a)	69,360	3,011,611
Patriot Transportation Holding, Inc. (a)(d)	1,312	40,698
Providence & Worcester Railroad Co.	4,631	85,674
Quality Distribution, Inc. (a)	25,189	230,983
Roadrunner Transportation Systems, Inc. (a)	23,847	646,731
Ryder System, Inc.	50,983	2,835,165
Saia, Inc. (a)	26,740	802,467
Swift Transporation Co. (a)(d)	78,518	1,410,183
U.S.A. Truck, Inc. (a)	1,841	10,015
Union Pacific Corp.	470,808	72,287,860
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc.	6,117	$ 154,148
Werner Enterprises, Inc. (d)	41,229	949,916
YRC Worldwide, Inc. (a)(d)	9,461	161,026
		176,181,056
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	477,838
AeroCentury Corp. (a)(d)	688	13,891
Air Lease Corp. Class A	73,667	1,900,609
Aircastle Ltd.	65,692	1,070,780
Applied Industrial Technologies, Inc.	42,674	2,032,136
Beacon Roofing Supply, Inc. (a)	44,417	1,613,670
BlueLinx Corp. (a)(d)	23,385	38,351
CAI International, Inc. (a)	15,310	335,595
DXP Enterprises, Inc. (a)	10,800	734,184
Edgen Group, Inc. Class A (a)	25,668	189,173
Essex Rental Corp. (a)	16,688	67,753
Fastenal Co.	280,761	12,350,676
GATX Corp.	53,842	2,436,889
H&E Equipment Services, Inc. (d)	32,737	788,307
HD Supply Holdings, Inc. (a)	66,187	1,505,092
Houston Wire & Cable Co.	15,647	195,900
Kaman Corp. (d)	26,535	934,032
Lawson Products, Inc. (a)	4,764	53,357
MRC Global, Inc. (a)	98,176	2,577,120
MSC Industrial Direct Co., Inc. Class A	45,117	3,428,892
Rush Enterprises, Inc. Class A (a)(d)	31,753	794,778
TAL International Group, Inc.	30,588	1,309,166
Textainer Group Holdings Ltd. (d)	14,461	504,110
Titan Machinery, Inc. (a)(d)	17,235	302,647
United Rentals, Inc. (a)(d)	99,613	5,455,804
W.W. Grainger, Inc.	59,708	14,768,774
Watsco, Inc.	30,156	2,708,009
WESCO International, Inc. (a)(d)	40,702	3,002,587
Willis Lease Finance Corp. (a)	2,006	28,164
		61,618,284
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	757,433
TOTAL INDUSTRIALS		2,045,694,740
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	58,980	1,422,598
Alliance Fiber Optic Products, Inc. (d)	9,573	354,488
Ambient Corp. (a)(d)	1,932	4,154
Anaren, Inc. (a)	42,259	1,038,726
Arris Group, Inc. (a)	139,734	2,189,632
Aruba Networks, Inc. (a)(d)	102,880	1,710,894
Aviat Networks, Inc. (a)	66,605	169,177

	Shares	Value
Bel Fuse, Inc. Class B (non-vtg.)	7,032	$ 126,576
Black Box Corp.	16,753	445,127
Blonder Tongue Laboratories, Inc. (a)	3,352	2,849
Brocade Communications Systems, Inc. (a)	459,452	3,399,945
CalAmp Corp. (a)(d)	30,277	496,240
Calix Networks, Inc. (a)	25,252	324,488
Ciena Corp. (a)(d)	93,662	1,865,747
Cisco Systems, Inc.	5,392,686	125,703,511
Clearfield, Inc. (a)	10,596	133,510
Communications Systems, Inc.	4,311	52,077
Comtech Telecommunications Corp.	22,438	537,839
Digi International, Inc. (a)	21,456	199,326
EchoStar Holding Corp. Class A (a)	37,522	1,510,636
EMCORE Corp. (a)(d)	29,659	115,374
Emulex Corp. (a)	91,750	660,600
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	375,081
F5 Networks, Inc. (a)	81,739	6,815,398
Finisar Corp. (a)(d)	89,294	1,827,848
Globecomm Systems, Inc. (a)	11,676	162,296
Harmonic, Inc. (a)	107,478	759,869
Harris Corp.	108,567	6,148,149
Infinera Corp. (a)(d)	140,398	1,301,489
InterDigital, Inc.	37,438	1,330,547
Ixia (a)(d)	51,889	753,428
JDS Uniphase Corp. (a)	221,471	2,841,473
Juniper Networks, Inc. (a)	505,263	9,549,471
KVH Industries, Inc. (a)	23,641	301,659
Lantronix, Inc. (a)	71	104
Meru Networks, Inc. (a)(d)	20,865	71,984
Motorola Solutions, Inc. (d)	271,436	15,203,130
NETGEAR, Inc. (a)(d)	37,791	1,093,672
NumereX Corp. Class A (a)	2,670	27,474
Oclaro, Inc. (a)(d)	126,427	135,277
Oplink Communications, Inc. (a)	15,273	283,925
Optical Cable Corp.	564	2,448
Palo Alto Networks, Inc. (a)(d)	31,394	1,507,540
Parkervision, Inc. (a)(d)	100,275	331,910
PC-Tel, Inc.	2,259	18,343
Performance Technologies, Inc. (a)	2,977	8,187
Plantronics, Inc.	39,954	1,726,013
Polycom, Inc. (a)	189,613	1,882,857
Procera Networks, Inc. (a)(d)	21,122	273,530
QUALCOMM, Inc.	1,745,321	115,679,876
Relm Wireless Corp. (a)	9,436	24,534
Riverbed Technology, Inc. (a)(d)	155,433	2,399,886
Ruckus Wireless, Inc. (d)	11,332	154,002
ShoreTel, Inc. (a)	56,073	275,318
Sonus Networks, Inc. (a)(d)	287,303	991,195
Symmetricom, Inc. (a)	21,713	105,525
Tellabs, Inc.	301,356	669,010
Tessco Technologies, Inc.	4,838	152,687
Ubiquiti Networks, Inc.	12,854	450,661
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)(d)	40,642	$ 2,590,115
Westell Technologies, Inc. Class A (a)	20,974	62,293
Zhone Technologies, Inc. (a)	5,862	15,065
Zoom Technologies, Inc. (a)(d)	31,336	8,586
		320,775,369
Computers & Peripherals - 3.6%
3D Systems Corp. (a)(d)	91,262	4,690,867
Apple, Inc.	947,370	461,416,506
Astro-Med, Inc.	4,606	53,936
Avid Technology, Inc. (a)	34,710	187,087
Concurrent Computer Corp.	6,675	51,131
Cray, Inc. (a)(d)	32,010	782,965
Crossroads Systems, Inc. (a)	9,071	14,786
Datalink Corp. (a)	21,583	282,953
Dataram Corp. (a)	556	1,596
Dell, Inc.	1,490,522	20,524,488
Diebold, Inc.	62,014	1,753,756
Dot Hill Systems Corp. (a)	109,713	246,854
Electronics for Imaging, Inc. (a)	55,580	1,627,382
EMC Corp.	2,115,206	54,530,011
Fusion-io, Inc. (a)(d)	66,698	713,002
Hauppauge Digital, Inc. (a)	430	228
Hewlett-Packard Co.	1,941,970	43,383,610
Hutchinson Technology, Inc. (a)(d)	41,790	142,922
iGO, Inc. (a)	5,684	18,814
Imation Corp. (a)	19,750	82,358
Immersion Corp. (a)	59,681	761,530
Intermec, Inc. (a)(d)	39,623	391,079
Interphase Corp. (a)	10,718	53,590
Intevac, Inc. (a)	17,689	105,957
Lexmark International, Inc. Class A	60,869	2,079,285
NCR Corp. (a)	165,898	5,902,651
NetApp, Inc. (d)	358,851	14,906,671
Novatel Wireless, Inc. (a)	27,517	79,799
OCZ Technology Group, Inc. (a)(d)	98,258	137,561
Overland Storage, Inc. (a)	5,087	6,257
QLogic Corp. (a)	79,628	843,261
Quantum Corp. (a)(d)	267,446	385,122
Rimage Corp.	6,017	61,795
SanDisk Corp.	246,715	13,613,734
Scan-Optics, Inc. (a)	300	0
Seagate Technology	328,410	12,584,671
Silicon Graphics International Corp. (a)(d)	32,579	480,214
STEC, Inc. (a)	29,627	201,760
Super Micro Computer, Inc. (a)(d)	26,807	344,202
Synaptics, Inc. (a)(d)	36,621	1,415,768
Transact Technologies, Inc.	3,411	30,290
U.S.A. Technologies, Inc. (a)(d)	38,549	71,316
Video Display Corp. (a)	2,957	10,320

	Shares	Value
Western Digital Corp.	217,369	$ 13,476,878
Xplore Technologies Corp. (a)	2,067	8,289
		658,457,252
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,773
Aeroflex Holding Corp. (a)	11,165	78,378
Agilysys, Inc. (a)	38,149	430,702
Amphenol Corp. Class A	167,621	12,700,643
Anixter International, Inc. (a)	21,905	1,830,382
Arrow Electronics, Inc. (a)	128,186	5,950,394
Audience, Inc. (a)	9,607	100,489
Avnet, Inc.	154,170	5,944,795
AVX Corp.	71,883	925,134
Badger Meter, Inc.	35,716	1,610,077
Belden, Inc.	39,680	2,250,650
Benchmark Electronics, Inc. (a)	50,023	1,099,005
CDW Corp. (a)	29,292	642,374
Checkpoint Systems, Inc. (a)	41,082	602,673
ClearSign Combustion Corp. (a)(d)	7,019	56,924
Cognex Corp.	54,520	3,106,550
Coherent, Inc.	23,544	1,321,525
Control4 Corp.	4,856	98,480
Corning, Inc.	1,495,096	20,991,148
CTS Corp.	23,806	331,380
Daktronics, Inc.	32,196	344,175
Dolby Laboratories, Inc. Class A (d)	54,035	1,698,320
DTS, Inc. (a)(d)	19,732	395,824
Echelon Corp. (a)	32,190	67,599
Electro Rent Corp.	12,184	207,128
Electro Scientific Industries, Inc.	21,640	237,824
eMagin Corp. (d)	5,084	14,947
Fabrinet (a)	24,522	342,327
FARO Technologies, Inc. (a)	18,648	692,400
FEI Co.	46,062	3,605,733
FLIR Systems, Inc.	144,524	4,520,711
Frequency Electronics, Inc.	430	4,562
Giga-Tronics, Inc. (a)	2,579	3,404
GSI Group, Inc. (a)	5,175	43,625
I. D. Systems Inc. (a)	6,071	38,065
Identive Group, Inc. (a)	106,182	83,884
IEC Electronics Corp. (a)	86	319
Ingram Micro, Inc. Class A (a)	145,788	3,221,915
Insight Enterprises, Inc. (a)	39,665	757,998
Intelli-Check, Inc. (a)	4,366	2,576
InvenSense, Inc. (a)(d)	32,934	588,531
IPG Photonics Corp. (d)	26,878	1,444,961
Iteris, Inc. (a)	1,032	1,868
Itron, Inc. (a)(d)	38,500	1,442,210
Jabil Circuit, Inc.	179,742	4,101,712
KEMET Corp. (a)(d)	34,374	140,933
KEY Tronic Corp. (a)	6,483	64,247
LightPath Technologies, Inc. Class A (a)	376	538
Littelfuse, Inc.	21,280	1,569,826
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LoJack Corp. (a)	24,621	$ 78,295
LRAD Corp. (a)	56,581	86,003
Maxwell Technologies, Inc. (a)	38,769	342,718
Measurement Specialties, Inc. (a)	15,282	723,450
Mercury Systems, Inc. (a)(d)	23,393	204,221
Mesa Laboratories, Inc.	2,184	142,091
Methode Electronics, Inc. Class A	27,713	662,064
MicroVision, Inc. (a)	33,140	70,920
MOCON, Inc.	2,209	31,611
Molex, Inc.	135,947	3,945,182
MTS Systems Corp.	16,730	1,006,644
Multi-Fineline Electronix, Inc. (a)	10,240	154,214
National Instruments Corp.	93,144	2,584,746
Navarre Corp. (a)(d)	5,954	20,363
Neonode, Inc. (a)(d)	33,197	220,760
NetList, Inc. (a)(d)	104,599	82,633
Newport Corp. (a)	32,467	498,044
OSI Systems, Inc. (a)	17,430	1,267,161
Parametric Sound Corp. (a)(d)	6,672	106,218
Park Electrochemical Corp.	16,314	434,605
PC Connection, Inc.	12,636	187,645
PC Mall, Inc. (a)	4,077	39,914
Planar Systems, Inc. (a)	2,277	4,212
Plexus Corp. (a)	33,577	1,099,311
Pulse Electronics Corp. (a)(d)	5,013	20,102
RadiSys Corp. (a)	9,220	31,256
RealD, Inc. (a)(d)	37,860	310,073
Research Frontiers, Inc. (a)(d)	16,855	72,308
RF Industries Ltd.	5,778	36,170
Richardson Electronics Ltd.	23,707	260,777
Rofin-Sinar Technologies, Inc. (a)	22,270	500,852
Rogers Corp. (a)	16,870	935,779
Sanmina Corp. (a)	78,959	1,284,663
ScanSource, Inc. (a)	24,927	772,238
SYNNEX Corp. (a)	25,189	1,196,729
TE Connectivity Ltd.	423,651	20,758,899
Tech Data Corp. (a)	39,838	1,958,436
Trimble Navigation Ltd. (a)(d)	254,485	6,425,746
TTM Technologies, Inc. (a)(d)	53,211	507,633
Uni-Pixel, Inc. (a)(d)	12,876	249,923
Universal Display Corp. (a)(d)	40,025	1,385,265
Viasystems Group, Inc. (a)	4,710	66,505
Vishay Intertechnology, Inc. (a)(d)	124,817	1,529,008
Vishay Precision Group, Inc. (a)(d)	9,596	135,591
Wayside Technology Group, Inc.	1,232	15,696
Wireless Telecom Group, Inc. (a)	11,200	19,600
Zygo Corp. (a)(d)	11,158	154,092
		138,333,004
Internet Software & Services - 2.3%
Active Network, Inc. (a)	41,749	409,140
Akamai Technologies, Inc. (a)(d)	182,607	8,396,270

	Shares	Value
Angie's List, Inc. (a)(d)	39,732	$ 832,783
AOL, Inc. (d)	74,516	2,453,812
Autobytel, Inc. (a)	1,148	6,762
Bankrate, Inc. (a)(d)	42,017	722,692
Bazaarvoice, Inc. (a)(d)	31,078	332,535
Blucora, Inc. (a)(d)	40,993	820,680
Brightcove, Inc. (a)(d)	10,845	101,401
BroadVision, Inc. (a)	490	4,988
Carbonite, Inc. (a)	9,443	145,422
ChannelAdvisor Corp. (a)	9,463	289,757
comScore, Inc. (a)	35,536	1,012,421
Constant Contact, Inc. (a)(d)	30,835	589,874
Cornerstone OnDemand, Inc. (a)(d)	34,626	1,783,585
CoStar Group, Inc. (a)	26,741	3,971,306
Crexendo, Inc. (a)	6,585	21,072
Daegis, Inc. (a)	3,645	3,791
DealerTrack Holdings, Inc. (a)(d)	45,834	1,814,568
Demand Media, Inc. (a)	42,676	276,540
Demandware, Inc. (a)(d)	6,200	260,896
Dice Holdings, Inc. (a)(d)	50,678	422,148
Digital River, Inc. (a)	26,434	456,780
E2open, Inc. (a)	3,072	62,147
EarthLink, Inc.	80,611	396,606
eBay, Inc. (a)	1,182,690	59,122,673
eGain Communications Corp. (a)	8,558	115,533
Equinix, Inc. (a)(d)	50,967	8,855,007
Facebook, Inc. Class A (a)	557,784	23,025,324
Global Eagle Entertainment, Inc. (a)	31,480	277,968
GlowPoint, Inc. (a)	18,770	28,343
Gogo, Inc. (d)	13,710	154,923
Google, Inc. Class A (a)	270,934	229,454,005
IAC/InterActiveCorp	80,150	3,934,564
Internap Network Services Corp. (a)(d)	49,823	363,210
IntraLinks Holdings, Inc. (a)	36,458	285,102
Inuvo, Inc. (a)	9,640	11,182
iPass, Inc. (a)	33,662	60,592
j2 Global, Inc.	55,909	2,752,959
Limelight Networks, Inc. (a)	33,081	66,824
LinkedIn Corp. (a)	70,331	16,882,253
Liquidity Services, Inc. (a)(d)	21,953	650,687
LivePerson, Inc. (a)(d)	55,381	516,151
Local Corp. (a)(d)	28,399	44,018
LogMeIn, Inc. (a)	22,955	683,829
Marchex, Inc. Class B	28,685	196,492
Marin Software, Inc. (d)	7,083	93,496
Marketo, Inc. (d)	4,513	158,316
Mediabistro, Inc. (a)	147	237
MeetMe, Inc. (a)(d)	18,724	32,205
Millennial Media, Inc. (a)(d)	10,513	68,860
Monster Worldwide, Inc. (a)(d)	97,552	438,984
Move, Inc. (a)	35,516	514,982
NIC, Inc. (d)	78,994	1,758,406
OpenTable, Inc. (a)(d)	23,366	1,741,702
Pandora Media, Inc. (a)(d)	91,771	1,690,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perficient, Inc. (a)	26,574	$ 428,639
QuinStreet, Inc. (a)	17,620	153,470
Rackspace Hosting, Inc. (a)(d)	107,654	4,825,052
RealNetworks, Inc. (a)	28,670	219,326
Responsys, Inc. (a)	28,466	408,487
SciQuest, Inc. (a)(d)	12,793	266,094
Selectica, Inc. (a)	552	3,080
Shutterstock, Inc. (d)	4,521	224,422
Spark Networks, Inc. (a)(d)	16,620	115,675
SPS Commerce, Inc. (a)(d)	11,840	738,106
Stamps.com, Inc. (a)	12,471	522,285
Support.com, Inc. (a)	117,655	604,747
Synacor, Inc. (a)(d)	20,037	52,497
TechTarget, Inc. (a)	1,217	5,428
TheStreet.com, Inc. (a)	3,696	8,131
Travelzoo, Inc. (a)	5,383	145,395
Tremor Video, Inc.	9,207	73,288
Trulia, Inc. (d)	22,211	922,201
United Online, Inc.	71,982	565,059
Unwired Planet, Inc. (d)	93,293	172,592
Unwired Planet, Inc. rights (a)	93,293	1,444
ValueClick, Inc. (a)(d)	68,992	1,459,871
VeriSign, Inc. (a)(d)	144,977	6,957,446
Vocus, Inc. (a)	23,379	216,022
Web.com Group, Inc. (a)(d)	25,389	716,478
WebMD Health Corp. (a)(d)	49,101	1,542,753
XO Group, Inc. (a)	29,832	356,791
Xoom Corp. (d)	3,859	103,769
Yahoo!, Inc. (a)	952,940	25,843,733
Yelp, Inc. (a)	17,197	893,900
YuMe, Inc.	6,211	52,669
Zillow, Inc. (a)	16,135	1,556,221
Zix Corp. (a)	43,773	188,662
		429,910,958
IT Services - 3.3%
Accenture PLC Class A	654,781	47,307,927
Acxiom Corp. (a)	66,136	1,645,464
Alliance Data Systems Corp. (a)(d)	50,917	9,964,457
Amdocs Ltd.	195,710	7,213,871
Analysts International Corp. (a)	1,000	6,390
Automatic Data Processing, Inc.	492,306	35,032,495
Blackhawk Network Holdings, Inc. (d)	10,875	266,546
Booz Allen Hamilton Holding Corp. Class A	39,467	798,417
Broadridge Financial Solutions, Inc.	114,785	3,416,002
CACI International, Inc. Class A (a)(d)	20,462	1,379,139
Cardtronics, Inc. (a)	44,777	1,553,314
Cass Information Systems, Inc.	3,955	207,558
Ciber, Inc. (a)	53,912	196,240
Cognizant Technology Solutions Corp. Class A (a)	305,329	22,380,616

	Shares	Value
Computer Sciences Corp.	150,288	$ 7,536,943
Computer Task Group, Inc.	11,646	208,230
Convergys Corp. (d)	123,097	2,170,200
CoreLogic, Inc. (a)	94,705	2,433,919
CSG Systems International, Inc.	47,456	1,117,114
CSP, Inc.	3,696	26,316
DST Systems, Inc.	31,684	2,261,287
Dynamics Research Corp. (a)	2,443	17,296
Edgewater Technology, Inc. (a)	2,875	15,784
EPAM Systems, Inc. (a)(d)	11,994	383,568
Euronet Worldwide, Inc. (a)(d)	47,939	1,646,705
EVERTEC, Inc.	24,164	576,795
ExlService Holdings, Inc. (a)	20,701	561,204
Fidelity National Information Services, Inc.	313,066	13,918,914
Fiserv, Inc. (a)	131,133	12,624,174
FleetCor Technologies, Inc. (a)	64,742	6,675,548
Forrester Research, Inc.	14,844	489,555
Gartner, Inc. Class A (a)(d)	93,477	5,418,862
Genpact Ltd.	139,916	2,693,383
Global Cash Access Holdings, Inc. (a)	58,402	449,695
Global Payments, Inc.	75,409	3,593,239
Hackett Group, Inc.	12,619	80,888
Heartland Payment Systems, Inc. (d)	30,852	1,139,981
Higher One Holdings, Inc. (a)	26,817	198,982
IBM Corp.	1,051,123	191,588,189
iGate Corp. (a)(d)	25,471	594,748
Information Services Group, Inc. (a)	18,000	61,740
Innodata, Inc. (a)	14,010	38,247
Jack Henry & Associates, Inc.	88,149	4,398,635
Lender Processing Services, Inc.	87,526	2,792,079
Lionbridge Technologies, Inc. (a)	34,685	121,744
ManTech International Corp. Class A	23,021	654,947
MasterCard, Inc. Class A	104,704	63,459,000
Mattersight Corp. (a)(d)	4,307	16,151
Maximus, Inc.	65,280	2,448,653
ModusLink Global Solutions, Inc. (a)	31,030	87,194
MoneyGram International, Inc. (a)	66,937	1,356,144
NCI, Inc. Class A (a)	12,261	66,087
NeuStar, Inc. Class A (a)(d)	66,766	3,374,354
Paychex, Inc. (d)	332,081	12,844,893
PFSweb, Inc. (a)	1,815	9,257
PRG-Schultz International, Inc. (a)	5,640	34,235
SAIC, Inc. (d)	273,792	4,126,045
Sapient Corp. (a)	136,229	2,036,624
ServiceSource International, Inc. (a)	52,332	633,741
StarTek, Inc. (a)	2,150	13,352
Sykes Enterprises, Inc. (a)	30,728	523,298
Syntel, Inc.	16,557	1,189,952
Teletech Holdings, Inc. (a)	19,293	472,100
Teradata Corp. (a)	164,479	9,631,890
The Management Network Group, Inc. (a)	206	554
The Western Union Co.	556,142	9,749,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	171,609	$ 4,748,421
Unisys Corp. (a)(d)	40,780	1,026,025
Vantiv, Inc. (a)	117,168	3,094,407
VeriFone Systems, Inc. (a)(d)	114,397	2,267,349
Virtusa Corp. (a)	19,898	523,715
Visa, Inc. Class A	510,526	89,045,945
WEX, Inc. (a)	45,780	3,663,773
		614,299,675
Office Electronics - 0.1%
Xerox Corp.	1,207,010	12,045,960
Zebra Technologies Corp. Class A (a)	46,287	2,110,687
		14,156,647
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	37,951	691,847
Advanced Micro Devices, Inc. (a)(d)	585,044	1,913,094
AEHR Test Systems (a)	3,126	4,877
Aetrium, Inc. (a)	2,064	681
Altera Corp.	312,944	11,006,240
Amkor Technology, Inc. (a)(d)	114,967	461,018
Amtech Systems, Inc. (a)	12,381	76,267
ANADIGICS, Inc. (a)	109,969	202,343
Analog Devices, Inc.	303,239	14,033,901
Applied Materials, Inc.	1,219,565	18,305,671
Applied Micro Circuits Corp. (a)	98,689	1,061,894
Atmel Corp. (a)	430,659	3,126,584
ATMI, Inc. (a)	28,610	702,376
Avago Technologies Ltd.	213,872	8,236,211
Axcelis Technologies, Inc. (a)	123,333	244,199
AXT, Inc. (a)	31,515	73,115
Broadcom Corp. Class A	531,896	13,435,693
Brooks Automation, Inc.	71,516	629,341
BTU International, Inc. (a)	4,067	12,323
Cabot Microelectronics Corp. (a)(d)	30,653	1,107,186
Cavium, Inc. (a)(d)	47,074	1,787,400
Ceva, Inc. (a)	14,448	261,942
Cirrus Logic, Inc. (a)(d)	62,020	1,395,450
Cohu, Inc.	20,738	205,928
Cree, Inc. (a)(d)	115,472	6,407,541
CVD Equipment Corp. (a)(d)	24,298	272,624
Cypress Semiconductor Corp. (d)	200,786	2,272,898
Diodes, Inc. (a)	35,635	887,312
DSP Group, Inc. (a)	34,788	220,904
Entegris, Inc. (a)	143,226	1,346,324
Entropic Communications, Inc. (a)(d)	130,146	544,010
Exar Corp. (a)	38,924	475,651
Fairchild Semiconductor International, Inc. (a)	143,511	1,752,269
First Solar, Inc. (a)	65,415	2,402,039
FormFactor, Inc. (a)	44,109	267,742
Freescale Semiconductor Holdings I Ltd. (a)(d)	51,501	737,494

	Shares	Value
GigOptix, Inc. (a)	17,428	$ 18,299
GSI Technology, Inc. (a)	7,703	50,994
GT Advanced Technologies, Inc. (a)(d)	153,295	990,286
Hittite Microwave Corp. (a)(d)	24,952	1,526,064
Ikanos Communications, Inc. (a)	35,040	43,099
Inphi Corp. (a)(d)	23,714	301,642
Integrated Device Technology, Inc. (a)	149,111	1,298,757
Integrated Silicon Solution, Inc. (a)	27,085	281,955
Intel Corp.	5,022,061	110,384,901
Intermolecular, Inc. (a)(d)	6,975	41,780
International Rectifier Corp. (a)(d)	61,935	1,479,008
Intersil Corp. Class A	109,308	1,133,524
Intest Corp.	2,175	8,635
IXYS Corp.	38,644	358,230
KLA-Tencor Corp.	160,717	8,863,543
Kopin Corp. (a)	49,853	164,515
Kulicke & Soffa Industries, Inc. (a)	82,587	913,412
Lam Research Corp. (a)	168,446	7,861,375
Lattice Semiconductor Corp. (a)	136,230	648,455
Linear Technology Corp.	269,546	10,331,698
LSI Corp.	527,450	3,908,405
LTX-Credence Corp. (a)	48,731	197,848
M/A-COM Technology Solutions, Inc. (a)	10,000	163,600
Marvell Technology Group Ltd.	465,712	5,639,772
Mattson Technology, Inc. (a)	72,551	155,985
Maxim Integrated Products, Inc.	303,732	8,457,418
MaxLinear, Inc. Class A (a)	15,441	130,013
Micrel, Inc.	33,398	307,262
Microchip Technology, Inc. (d)	186,257	7,228,634
Micron Technology, Inc. (a)	1,032,834	14,015,557
Microsemi Corp. (a)	100,802	2,594,643
Mindspeed Technologies, Inc. (a)(d)	32,350	100,609
MKS Instruments, Inc.	47,592	1,192,180
Monolithic Power Systems, Inc. (d)	35,284	1,080,396
MoSys, Inc. (a)(d)	19,247	70,059
Nanometrics, Inc. (a)	28,664	409,609
NeoPhotonics Corp. (a)	16,785	107,424
NVE Corp. (a)	6,043	298,041
NVIDIA Corp.	580,786	8,566,594
Omnivision Technologies, Inc. (a)(d)	50,229	776,038
ON Semiconductor Corp. (a)	422,641	3,059,921
PDF Solutions, Inc. (a)	22,154	439,757
Peregrine Semiconductor Corp. (d)	5,341	58,804
Pericom Semiconductor Corp. (a)	17,514	123,123
Photronics, Inc. (a)(d)	74,723	543,983
Pixelworks, Inc. (a)	22,798	83,897
PLX Technology, Inc. (a)	44,805	244,187
PMC-Sierra, Inc. (a)	199,312	1,241,714
Power Integrations, Inc.	28,590	1,490,111
QuickLogic Corp. (a)(d)	38,003	90,067
Rambus, Inc. (a)	118,235	964,798
RF Micro Devices, Inc. (a)	315,164	1,563,213
Rubicon Technology, Inc. (a)(d)	25,049	305,848
Rudolph Technologies, Inc. (a)(d)	29,614	306,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	60,032	$ 1,784,151
Sigma Designs, Inc. (a)(d)	22,818	107,929
Silicon Image, Inc. (a)	84,424	457,578
Silicon Laboratories, Inc. (a)(d)	36,210	1,400,965
Skyworks Solutions, Inc. (a)(d)	195,201	4,950,297
Spansion, Inc. Class A (a)	45,268	469,429
STR Holdings, Inc. (a)	37,233	61,807
SunEdison, Inc. (a)(d)	239,931	1,765,892
SunPower Corp. (a)(d)	33,035	709,922
Supertex, Inc.	19,548	450,777
Teradyne, Inc. (a)(d)	178,524	2,740,343
Tessera Technologies, Inc.	44,982	824,970
Texas Instruments, Inc.	1,104,456	42,190,219
TriQuint Semiconductor, Inc. (a)(d)	151,114	1,139,400
Ultra Clean Holdings, Inc. (a)	18,783	124,907
Ultratech, Inc. (a)(d)	31,408	888,218
Veeco Instruments, Inc. (a)(d)	36,173	1,270,396
Vitesse Semiconductor Corp. (a)	9,484	25,512
Volterra Semiconductor Corp. (a)	28,138	644,923
Xilinx, Inc.	264,624	11,489,974
		382,676,185
Software - 3.5%
Accelrys, Inc. (a)	51,411	464,755
ACI Worldwide, Inc. (a)(d)	37,489	1,824,590
Activision Blizzard, Inc.	437,961	7,147,524
Actuate Corp. (a)	42,170	293,082
Adobe Systems, Inc. (a)	516,321	23,621,686
Advent Software, Inc. (d)	32,795	885,137
American Software, Inc. Class A	10,878	87,242
ANSYS, Inc. (a)	97,707	8,205,434
Aspen Technology, Inc. (a)	97,387	3,255,647
Autodesk, Inc. (a)	220,866	8,116,826
Blackbaud, Inc.	47,578	1,713,760
BMC Software, Inc. (a)	135,415	6,229,090
Bottomline Technologies, Inc. (a)(d)	34,478	938,491
BroadSoft, Inc. (a)(d)	26,590	855,932
BSQUARE Corp. (a)	11,182	31,310
CA Technologies, Inc.	349,083	10,210,678
Cadence Design Systems, Inc. (a)(d)	280,788	3,782,214
Callidus Software, Inc. (a)	32,625	250,886
Citrix Systems, Inc. (a)	188,094	13,311,412
CommVault Systems, Inc. (a)	41,558	3,483,807
Compuware Corp.	202,971	2,165,701
Comverse, Inc.	23,221	702,435
Concur Technologies, Inc. (a)(d)	46,147	4,509,485
Cyan, Inc. (d)	8,834	82,156
Datawatch Corp. (a)	1,950	46,605
Digimarc Corp.	3,041	57,809
Document Security Systems, Inc. (a)(d)	19,824	27,952
Ebix, Inc. (d)	31,393	356,938
Electronic Arts, Inc. (a)	297,979	7,938,161

	Shares	Value
Ellie Mae, Inc. (a)(d)	15,823	$ 459,500
Envivio, Inc. (a)	6,801	16,866
EPIQ Systems, Inc.	38,746	474,639
ePlus, Inc.	2,450	127,278
Evolving Systems, Inc.	4,973	41,773
FactSet Research Systems, Inc. (d)	39,660	4,059,201
Fair Isaac Corp.	37,437	1,874,845
FalconStor Software, Inc. (a)	37,427	37,427
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	2,901,056
Gigamon, Inc. (a)(d)	13,202	446,228
Glu Mobile, Inc. (a)(d)	98,358	238,026
GSE Systems, Inc. (a)	388	601
Guidance Software, Inc. (a)(d)	13,894	116,987
Guidewire Software, Inc. (a)(d)	25,608	1,176,944
Imperva, Inc. (a)(d)	12,476	588,867
Infoblox, Inc. (a)	40,167	1,401,828
Informatica Corp. (a)	104,528	3,738,967
Interactive Intelligence Group, Inc. (a)(d)	16,038	944,638
Intuit, Inc. (d)	282,069	17,919,844
Jive Software, Inc. (a)(d)	30,754	381,042
Liquid Holdings Group, Inc.	3,912	28,010
Majesco Entertainment Co. (a)	19,952	13,166
Manhattan Associates, Inc. (a)	20,570	1,799,875
Marlborough Software Development Holdings, Inc. (a)	5,202	421
Mentor Graphics Corp.	118,491	2,625,761
MICROS Systems, Inc. (a)(d)	83,538	4,085,008
Microsoft Corp.	7,585,431	253,353,395
MicroStrategy, Inc. Class A (a)	7,880	723,463
Mitek Systems, Inc. (a)(d)	15,896	82,182
Model N, Inc. (d)	6,345	91,431
Monotype Imaging Holdings, Inc.	34,148	879,311
NetScout Systems, Inc. (a)	39,020	969,257
NetSol Technologies, Inc. (a)(d)	10,165	99,820
NetSuite, Inc. (a)(d)	30,845	3,066,918
Nuance Communications, Inc. (a)(d)	262,505	5,011,220
Oracle Corp.	3,711,579	118,250,907
Parametric Technology Corp. (a)	117,269	3,057,203
Peerless Systems Corp. (a)	172	638
Pegasystems, Inc.	16,328	601,687
Progress Software Corp. (a)	56,172	1,373,967
Proofpoint, Inc. (a)	13,492	388,705
PROS Holdings, Inc. (a)	19,629	643,831
QAD, Inc. Class B	4,298	47,364
QLIK Technologies, Inc. (a)	69,650	2,283,824
Qualys, Inc.	7,387	147,666
Rally Software Development Corp.	5,646	145,836
RealPage, Inc. (a)(d)	33,089	685,273
Red Hat, Inc. (a)	187,146	9,454,616
Rosetta Stone, Inc. (a)	8,315	128,384
Rovi Corp. (a)	119,303	2,139,103
salesforce.com, Inc. (a)(d)	543,754	26,714,634
SeaChange International, Inc. (a)	17,668	176,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc. (a)(d)	12,472	$ 584,687
Silver Spring Networks, Inc. (d)	4,334	88,370
Smith Micro Software, Inc. (a)(d)	41,455	37,115
SolarWinds, Inc. (a)	59,019	2,151,243
Solera Holdings, Inc.	70,421	3,635,132
Sonic Foundry, Inc. (a)	155	1,457
Sourcefire, Inc. (a)	29,531	2,228,409
Splunk, Inc. (a)	23,218	1,281,866
SS&C Technologies Holdings, Inc. (a)	53,835	1,905,221
Symantec Corp.	712,035	18,235,216
Synchronoss Technologies, Inc. (a)(d)	29,419	1,011,425
Synopsys, Inc. (a)	156,980	5,692,095
Tableau Software, Inc. (d)	11,499	831,493
Take-Two Interactive Software, Inc. (a)	86,768	1,593,060
Tangoe, Inc. (a)(d)	45,871	953,658
TeleCommunication Systems, Inc. Class A (a)	49,377	127,393
TeleNav, Inc. (a)	12,035	65,230
TIBCO Software, Inc. (a)	151,855	3,422,812
TiVo, Inc. (a)(d)	121,206	1,414,474
Tyler Technologies, Inc. (a)	30,080	2,222,611
Ultimate Software Group, Inc. (a)(d)	28,130	3,944,107
Vasco Data Security International, Inc. (a)	30,246	238,943
Verint Systems, Inc. (a)	52,706	1,747,204
VirnetX Holding Corp. (a)(d)	42,196	816,493
VMware, Inc. Class A (a)(d)	87,395	7,354,289
Voltari Corp. (a)(d)	4,240	22,896
Vringo, Inc. (a)(d)	39,609	123,976
Wave Systems Corp. Class A (a)(d)	27,069	36,002
Workday, Inc. Class A	22,066	1,600,447
Zynga, Inc. (a)(d)	461,286	1,305,439
		651,285,621
TOTAL INFORMATION TECHNOLOGY		3,209,894,711
MATERIALS - 3.7%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	816,672
Advanced Emissions Solutions, Inc. (a)	14,209	554,861
Air Products & Chemicals, Inc.	209,098	21,357,270
Airgas, Inc.	67,095	6,820,207
Albemarle Corp.	85,764	5,349,101
American Pacific Corp. (a)	3,873	189,738
American Vanguard Corp.	23,997	601,845
Arabian American Development Co. (a)	28,770	224,406
Ashland, Inc.	74,317	6,481,186
Axiall Corp.	69,767	2,792,773
Balchem Corp.	26,952	1,289,923
Cabot Corp.	56,337	2,252,917
Calgon Carbon Corp. (a)(d)	83,129	1,429,819

	Shares	Value
Celanese Corp. Class A	162,780	$ 8,015,287
CF Industries Holdings, Inc.	60,942	11,599,700
Chase Corp.	3,188	94,747
Chemtura Corp. (a)	94,872	2,079,594
Clean Diesel Technologies, Inc. (a)(d)	42,378	67,381
Core Molding Technologies, Inc. (a)	5,919	55,402
Cytec Industries, Inc.	39,374	2,944,388
E.I. du Pont de Nemours & Co.	924,776	52,360,817
Eastman Chemical Co.	156,361	11,883,436
Ecolab, Inc.	266,661	24,359,482
Ferro Corp. (a)	75,739	556,682
Flotek Industries, Inc. (a)(d)	68,404	1,353,715
FMC Corp.	133,618	8,900,295
FutureFuel Corp.	9,540	153,976
GSE Holding, Inc. (a)	3,278	7,605
H.B. Fuller Co.	47,573	1,773,997
Hawkins, Inc. (d)	5,329	197,599
Huntsman Corp.	183,567	3,212,423
Innophos Holdings, Inc.	21,107	1,033,610
International Flavors & Fragrances, Inc.	78,743	6,221,484
Intrepid Potash, Inc. (d)	47,540	591,398
KMG Chemicals, Inc.	10,303	242,739
Koppers Holdings, Inc.	22,254	862,788
Kraton Performance Polymers, Inc. (a)	27,382	507,936
Kronos Worldwide, Inc. (d)	25,586	378,929
Landec Corp. (a)	25,874	341,537
LSB Industries, Inc. (a)	18,952	568,939
LyondellBasell Industries NV Class A	381,690	26,775,554
Marrone Bio Innovations, Inc.	5,712	75,113
Material Sciences Corp. (a)	4,565	44,965
Minerals Technologies, Inc.	52,154	2,315,638
Monsanto Co.	538,816	52,744,698
NewMarket Corp.	10,242	2,808,152
Olin Corp.	81,888	1,891,613
OM Group, Inc. (a)	32,193	914,925
OMNOVA Solutions, Inc. (a)	35,057	270,640
Penford Corp. (a)	6,469	87,655
PolyOne Corp.	103,882	2,806,892
PPG Industries, Inc.	145,505	22,729,336
Praxair, Inc.	297,950	34,979,330
Quaker Chemical Corp.	14,473	960,428
Rockwood Holdings, Inc.	74,784	4,775,706
RPM International, Inc.	132,293	4,495,316
Senomyx, Inc. (a)	31,786	102,033
Sensient Technologies Corp.	58,886	2,441,414
Sherwin-Williams Co.	85,462	14,733,649
Sigma Aldrich Corp.	123,205	10,160,716
Stepan Co.	16,974	958,013
Taminco Corp.	17,253	340,747
The Dow Chemical Co.	1,214,639	45,427,499
The Mosaic Co.	276,619	11,521,181
The Scotts Miracle-Gro Co. Class A	36,775	1,938,410
Tredegar Corp.	24,439	546,212
Tronox Ltd. Class A (d)	19,331	412,910
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valhi, Inc.	16,022	$ 315,954
Valspar Corp.	85,270	5,300,383
W.R. Grace & Co. (a)	69,380	5,574,683
Westlake Chemical Corp.	20,522	2,076,416
Zep, Inc.	16,526	232,686
Zoltek Companies, Inc. (a)(d)	40,249	557,046
		451,842,517
Construction Materials - 0.1%
Eagle Materials, Inc.	43,407	2,784,993
Headwaters, Inc. (a)	105,333	901,650
Martin Marietta Materials, Inc.	41,456	3,981,849
Texas Industries, Inc. (a)(d)	20,369	1,195,660
U.S. Concrete, Inc. (a)	16,515	323,364
Vulcan Materials Co.	135,141	6,459,740
		15,647,256
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)(d)	6,511	509,421
Aptargroup, Inc.	71,833	4,224,499
Avery Dennison Corp.	106,008	4,532,902
Ball Corp.	152,556	6,776,538
Bemis Co., Inc.	96,446	3,837,586
Berry Plastics Group, Inc.	76,058	1,750,095
Boise, Inc.	80,405	687,463
Crown Holdings, Inc. (a)	135,481	5,888,004
Graphic Packaging Holding Co. (a)	184,468	1,532,929
Greif, Inc. Class A	37,275	2,008,004
MeadWestvaco Corp.	186,660	6,691,761
MOD-PAC Corp. (sub. vtg.) (a)	989	8,149
Myers Industries, Inc.	25,717	477,308
Owens-Illinois, Inc. (a)	155,209	4,406,384
Packaging Corp. of America	95,588	5,069,988
Rock-Tenn Co. Class A	72,462	8,051,253
Sealed Air Corp.	186,156	5,286,830
Silgan Holdings, Inc.	46,246	2,181,886
Sonoco Products Co.	108,130	4,025,680
UFP Technologies, Inc. (a)	2,454	50,626
		67,997,306
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	582,757
AK Steel Holding Corp. (a)(d)	121,218	407,292
Alcoa, Inc. (d)	1,130,026	8,701,200
Allegheny Technologies, Inc. (d)	102,039	2,725,462
Allied Nevada Gold Corp. (a)(d)	93,899	435,691
Amcol International Corp.	23,278	767,476
Carpenter Technology Corp.	42,450	2,282,537
Century Aluminum Co. (a)	60,542	472,833
Cliffs Natural Resources, Inc. (d)	147,486	3,078,033

	Shares	Value
Coeur d'Alene Mines Corp. (a)	98,197	$ 1,417,965
Commercial Metals Co.	130,792	1,946,185
Compass Minerals International, Inc.	33,319	2,456,610
Comstock Mining, Inc. (a)(d)	56,723	120,820
Freeport-McMoRan Copper & Gold, Inc.	1,039,787	31,422,363
Friedman Industries	2,001	19,790
General Moly, Inc. (a)(d)	60,513	99,846
Globe Specialty Metals, Inc.	70,310	903,484
Golden Minerals Co. (a)(d)	71,014	82,376
Handy & Harman Ltd. (a)	5,646	117,663
Haynes International, Inc.	12,361	546,727
Hecla Mining Co.	336,707	1,151,538
Horsehead Holding Corp. (a)(d)	39,520	469,102
Kaiser Aluminum Corp. (d)	16,273	1,124,790
Materion Corp.	22,336	656,678
McEwen Mining, Inc. (a)(d)	267,762	725,635
Mines Management, Inc. (a)(d)	24,109	19,528
Molycorp, Inc. (a)(d)	138,584	845,362
Newmont Mining Corp.	498,125	15,825,431
Noranda Aluminium Holding Corp.	73,305	200,123
Nucor Corp.	312,121	14,198,384
Olympic Steel, Inc.	12,703	330,024
Paramount Gold & Silver Corp. (a)(d)	34,874	53,008
Reliance Steel & Aluminum Co.	75,055	5,005,418
Royal Gold, Inc.	67,319	3,906,522
RTI International Metals, Inc. (a)(d)	27,976	866,417
Schnitzer Steel Industries, Inc. Class A (d)	20,284	512,171
Silver Bull Resources, Inc. (a)(d)	60,971	24,266
Solitario Exploration & Royalty Corp. (a)	18,115	18,477
Steel Dynamics, Inc.	277,791	4,239,091
Stillwater Mining Co. (a)(d)	124,032	1,412,724
SunCoke Energy, Inc. (a)	69,275	1,089,696
Synalloy Corp.	1,991	31,119
Timberline Resources Corp. (a)	18,994	5,510
U.S. Antimony Corp. (a)(d)	24,962	29,455
U.S. Silica Holdings, Inc. (d)	34,358	807,413
United States Steel Corp. (d)	138,735	2,483,357
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	183,389
Walter Energy, Inc. (d)	65,194	843,610
Worthington Industries, Inc.	60,686	2,022,664
		117,668,012
Paper & Forest Products - 0.2%
Boise Cascade Co. (d)	37,823	873,711
Clearwater Paper Corp. (a)	22,216	1,058,815
Deltic Timber Corp.	13,533	814,010
Domtar Corp.	36,405	2,402,730
International Paper Co.	455,761	21,516,477
Kapstone Paper & Packaging Corp. (d)	38,055	1,598,310
Louisiana-Pacific Corp. (a)	122,996	1,840,020
Neenah Paper, Inc.	13,754	503,396
P.H. Glatfelter Co.	45,036	1,153,822
Resolute Forest Products (a)(d)	103,317	1,302,827
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	31,120	$ 1,782,242
Verso Paper Corp. (a)(d)	23,529	19,764
Wausau-Mosinee Paper Corp.	43,988	482,548
		35,348,672
TOTAL MATERIALS		688,503,763
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	89,195	825,054
Alaska Communication Systems Group, Inc.	135,810	416,937
AT&T, Inc.	5,417,405	183,270,811
Atlantic Tele-Network, Inc.	16,949	800,671
Cbeyond, Inc. (a)	59,758	392,012
CenturyLink, Inc. (d)	608,112	20,140,669
Cincinnati Bell, Inc. (a)	198,209	592,645
Cogent Communications Group, Inc.	64,769	2,009,782
Consolidated Communications Holdings, Inc.	59,983	1,000,516
Elephant Talk Communication, Inc. (a)	63,184	43,148
FairPoint Communications, Inc. (a)(d)	43,838	409,447
Frontier Communications Corp. (d)	1,084,701	4,696,755
General Communications, Inc. Class A (a)	33,964	303,978
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	291,170
HickoryTech Corp.	2,523	25,280
IDT Corp. Class B	44,765	743,994
inContact, Inc. (a)	42,838	348,273
Inteliquent, Inc.	28,172	225,376
Intelsat SA (d)	20,815	475,206
Iridium Communications, Inc. (a)(d)	61,404	410,793
Level 3 Communications, Inc. (a)(d)	161,071	3,601,548
Lumos Networks Corp.	15,837	249,433
ORBCOMM, Inc. (a)(d)	20,031	95,348
Premiere Global Services, Inc. (a)	64,433	623,711
Primus Telecommunications Group, Inc.	10,437	41,957
Straight Path Communications, Inc. Class B (a)(d)	22,382	115,043
Towerstream Corp. (a)(d)	39,383	87,036
tw telecom, Inc. (a)(d)	143,038	4,093,748
Verizon Communications, Inc.	2,887,589	136,813,967
Vonage Holdings Corp. (a)	140,662	438,865
Windstream Corp. (d)	570,414	4,603,241
xG Technology, Inc. (a)	1,492	9,325
		368,195,739
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	111,461
Crown Castle International Corp. (a)	293,175	20,352,209
Leap Wireless International, Inc. (a)	51,525	782,150
NII Holdings, Inc. (a)(d)	160,624	960,532

	Shares	Value
NTELOS Holdings Corp.	10,948	$ 181,956
SBA Communications Corp. Class A (a)(d)	123,406	9,255,450
Shenandoah Telecommunications Co.	22,919	393,061
Sprint Corp. (a)	903,143	6,060,090
T-Mobile U.S., Inc. (a)	158,296	3,696,212
Telephone & Data Systems, Inc.	98,546	2,728,739
U.S. Cellular Corp. (d)	27,310	1,168,322
U.S.A. Mobility, Inc.	43,148	609,250
		46,299,432
TOTAL TELECOMMUNICATION SERVICES		414,495,171
UTILITIES - 3.2%
Electric Utilities - 1.7%
Allete, Inc.	41,106	1,940,203
American Electric Power Co., Inc.	492,628	21,084,478
Cleco Corp.	64,228	2,900,536
Duke Energy Corp.	706,737	46,361,947
Edison International	324,792	14,904,705
El Paso Electric Co.	44,691	1,537,370
Empire District Electric Co.	52,048	1,101,856
Entergy Corp.	181,824	11,496,732
Exelon Corp.	868,066	26,467,332
FirstEnergy Corp.	427,950	16,035,287
Great Plains Energy, Inc.	172,510	3,781,419
Hawaiian Electric Industries, Inc.	99,172	2,480,292
IDACORP, Inc.	52,660	2,520,834
ITC Holdings Corp.	54,901	4,880,150
MGE Energy, Inc.	24,386	1,270,754
NextEra Energy, Inc.	428,842	34,461,743
Northeast Utilities	326,769	13,387,726
NV Energy, Inc.	231,625	5,431,606
OGE Energy Corp.	201,038	7,078,548
Otter Tail Corp.	43,707	1,148,620
Pepco Holdings, Inc.	234,675	4,444,745
Pinnacle West Capital Corp.	111,381	6,044,647
PNM Resources, Inc.	67,114	1,470,468
Portland General Electric Co.	65,957	1,900,221
PPL Corp.	623,706	19,147,774
Southern Co.	873,413	36,351,449
UIL Holdings Corp.	48,015	1,813,046
Unitil Corp.	19,695	554,217
UNS Energy Corp.	41,813	1,912,108
Westar Energy, Inc. (d)	117,240	3,647,336
Xcel Energy, Inc.	505,197	14,105,100
		311,663,249
Gas Utilities - 0.2%
AGL Resources, Inc.	117,679	5,171,992
Atmos Energy Corp.	80,528	3,249,305
Chesapeake Utilities Corp.	10,363	541,052
Delta Natural Gas Co., Inc.	3,078	62,237
Gas Natural, Inc.	8,386	85,537
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Laclede Group, Inc.	27,494	$ 1,224,308
National Fuel Gas Co. (d)	80,051	5,225,729
New Jersey Resources Corp.	42,760	1,842,101
Northwest Natural Gas Co.	34,699	1,424,047
ONEOK, Inc.	207,542	10,675,960
Piedmont Natural Gas Co., Inc. (d)	81,668	2,634,610
Questar Corp.	181,066	3,968,967
South Jersey Industries, Inc.	30,561	1,765,203
Southwest Gas Corp.	51,656	2,416,468
UGI Corp.	117,609	4,610,273
WGL Holdings, Inc.	56,924	2,376,008
		47,273,797
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	24,722	39,802
Black Hills Corp.	46,600	2,237,732
Calpine Corp. (a)	397,038	7,674,745
Dynegy, Inc. (a)(d)	97,519	1,894,794
EuroSite Power, Inc. (a)	2,472	1,607
Genie Energy Ltd. Class B	11,430	97,384
NRG Energy, Inc.	315,277	8,276,021
Ormat Technologies, Inc. (d)	29,840	748,089
Synthesis Energy Systems, Inc. (a)	39,903	31,922
The AES Corp.	613,866	7,802,237
		28,804,333
Multi-Utilities - 1.0%
Alliant Energy Corp.	123,112	6,107,586
Ameren Corp.	230,451	7,791,548
Avista Corp.	62,033	1,629,607
CenterPoint Energy, Inc.	440,541	10,101,605
CMS Energy Corp.	256,908	6,815,769
Consolidated Edison, Inc.	284,928	16,021,501
Dominion Resources, Inc.	571,673	33,357,120
DTE Energy Co.	174,595	11,675,168
Integrys Energy Group, Inc.	83,734	4,682,405
MDU Resources Group, Inc.	192,136	5,130,031
NiSource, Inc.	316,989	9,275,098
NorthWestern Energy Corp.	42,329	1,700,356
PG&E Corp.	450,060	18,614,482
Public Service Enterprise Group, Inc.	515,819	16,722,852
SCANA Corp.	162,365	7,813,004
Sempra Energy	227,575	19,211,882
TECO Energy, Inc.	187,457	3,098,664
Vectren Corp.	88,091	2,871,767
Wisconsin Energy Corp.	230,273	9,450,404
		192,070,849
Water Utilities - 0.1%
American States Water Co.	26,442	1,390,849
American Water Works Co., Inc.	179,494	7,312,586
Aqua America, Inc.	151,195	4,591,792

	Shares	Value
Artesian Resources Corp. Class A	8,755	$ 190,859
Cadiz, Inc. (a)(d)	5,759	26,261
California Water Service Group	51,749	1,032,393
Connecticut Water Service, Inc.	5,010	152,605
Middlesex Water Co.	7,054	141,221
Pure Cycle Corp. (a)	17,116	89,003
SJW Corp.	12,324	322,273
York Water Co.	5,248	102,441
		15,352,283
TOTAL UTILITIES		595,164,511
TOTAL COMMON STOCKS (Cost $13,888,105,908)		18,258,042,735
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (e) (Cost $13,993,505)	$ 14,000,000	13,994,958
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	306,524,179	306,524,179
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,168,716,583	1,168,716,583
TOTAL MONEY MARKET FUNDS (Cost $1,475,240,762)		1,475,240,762
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $15,377,340,175)		19,747,278,455
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(1,193,568,411)
NET ASSETS - 100%		$ 18,553,710,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,031 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 84,093,515	$ 324,883
146 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	17,270,340	281,927
377 CME S&P 500 Index Contracts	Sept. 2013	153,750,025	2,171,200
344 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	34,747,440	1,037,986
TOTAL EQUITY INDEX CONTRACTS		$ 289,861,320	$ 3,815,996

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,994,958.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 167,115
Fidelity Securities Lending Cash Central Fund	3,542,729
Total	$ 3,709,844
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,383,480,818	$ 2,383,480,818	$ -	$ -
Consumer Staples	1,635,248,913	1,635,248,913	-	-
Energy	1,790,989,756	1,790,989,756	-	-
Financials	3,192,595,539	3,192,593,313	-	2,226
Health Care	2,301,974,813	2,301,974,813	-	-
Industrials	2,045,694,740	2,045,694,740	-	-
Information Technology	3,209,894,711	3,209,893,267	1,444	-
Materials	688,503,763	688,503,763	-	-
Telecommunication Services	414,495,171	414,495,171	-	-
Utilities	595,164,511	595,164,511	-	-
U.S. Government and Government Agency Obligations	13,994,958	-	13,994,958	-
Money Market Funds	1,475,240,762	1,475,240,762	-	-
Total Investments in Securities:	$ 19,747,278,455	$ 19,733,279,827	$ 13,996,402	$ 2,226
Derivative Instruments:
Assets
Futures Contracts	$ 3,815,996	$ 3,815,996	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,815,996	$ -
Total Value of Derivatives	$ 3,815,996	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,132,276,733) - See accompanying schedule: Unaffiliated issuers (cost $13,902,099,413)	$ 18,272,037,693
Fidelity Central Funds (cost $1,475,240,762)	1,475,240,762
Total Investments (cost $15,377,340,175)		$ 19,747,278,455
Segregated cash with brokers for derivative instruments		918,900
Cash		48,407
Receivable for investments sold		3,072,107
Receivable for fund shares sold		67,021,306
Dividends receivable		36,005,087
Distributions receivable from Fidelity Central Funds		536,388
Receivable from investment adviser for expense reductions		132,216
Other receivables		232,387
Total assets		19,855,245,253

Liabilities
Payable for investments purchased	$ 99,086,020
Payable for fund shares redeemed	30,526,475
Accrued management fee	706,151
Payable for daily variation margin for derivative instruments	1,923,745
Other affiliated payables	353,386
Other payables and accrued expenses	222,849
Collateral on securities loaned, at value	1,168,716,583
Total liabilities		1,301,535,209

Net Assets		$ 18,553,710,044
Net Assets consist of:
Paid in capital		$ 14,343,724,797
Undistributed net investment income		167,697,716
Accumulated undistributed net realized gain (loss) on investments		(331,466,745)
Net unrealized appreciation (depreciation) on investments		4,373,754,276
Net Assets		$ 18,553,710,044

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,422,636,475 ÷ 29,609,969 shares)	$ 48.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,126,633,989 ÷ 252,357,194 shares)	$ 48.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,846,080 ÷ 20,434,278 shares)	$ 48.05

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($700,028,599 ÷ 14,569,752 shares)	$ 48.05

Class F: Net Asset Value, offering price and redemption price per share ($3,322,564,901 ÷ 69,134,275 shares)	$ 48.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 170,537,309
Interest		6,817
Income from Fidelity Central Funds		3,709,844
Total income		174,253,970

Expenses
Management fee	$ 3,959,879
Transfer agent fees	1,990,367
Independent trustees' compensation	49,075
Miscellaneous	18,548
Total expenses before reductions	6,017,869
Expense reductions	(752,309)	5,265,560
Net investment income (loss)		168,988,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,646,515
Futures contracts	30,150,123
Total net realized gain (loss)		50,796,638
Change in net unrealized appreciation (depreciation) on: Investment securities	1,293,936,723
Futures contracts	(8,628,094)
Total change in net unrealized appreciation (depreciation)		1,285,308,629
Net gain (loss)		1,336,105,267
Net increase (decrease) in net assets resulting from operations		$ 1,505,093,677

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168,988,410	$ 296,694,580
Net realized gain (loss)	50,796,638	79,867,728
Change in net unrealized appreciation (depreciation)	1,285,308,629	1,452,200,750
Net increase (decrease) in net assets resulting from operations	1,505,093,677	1,828,763,058
Distributions to shareholders from net investment income	(47,531,050)	(264,325,861)
Share transactions - net increase (decrease)	1,272,254,836	1,964,414,886
Redemption fees	184,024	275,392
Total increase (decrease) in net assets	2,730,001,487	3,529,127,475

Net Assets
Beginning of period	15,823,708,557	12,294,581,082
End of period (including undistributed net investment income of $167,697,716 and undistributed net investment income of $46,240,356, respectively)	$ 18,553,710,044	$ 15,823,708,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Income from Investment Operations
Net investment income (loss) D	.44	.87	.68	.61	.56	.70
Net realized and unrealized gain (loss)	3.69	4.40	.96	7.03	10.96	(16.70)
Total from investment operations	4.13	5.27	1.64	7.64	11.52	(16.00)
Distributions from net investment income	(.13)	(.77)	(.65)	(.60)	(.57)	(.64)
Distributions from net realized gain	-	-	-	(.02)	(.02)	(.01)
Total distributions	(.13)	(.77)	(.65)	(.62)	(.58) K	(.65) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Total Return B, C	9.38%	13.50%	4.46%	24.39%	56.10%	(43.32)%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.88% A	2.15%	1.84%	1.80%	2.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,422,636	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025
Portfolio turnover rate F	2% A	3%	17%	4%	7%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. KTotal distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Income from Investment Operations
Net investment income (loss) D	.45	.89	.69	.62	.57	.72
Net realized and unrealized gain (loss)	3.67	4.39	.97	7.03	10.95	(16.71)
Total from investment operations	4.12	5.28	1.66	7.65	11.52	(15.99)
Distributions from net investment income	(.13)	(.78)	(.66)	(.61)	(.57)	(.65)
Distributions from net realized gain	-	-	-	(.02)	(.02)	(.01)
Total distributions	(.13)	(.78)	(.66)	(.63)	(.59) K	(.65) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 48.05	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Total Return B, C	9.37%	13.53%	4.51%	24.43%	56.07%	(43.28)%
Ratios to Average Net Assets E, G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.92% A	2.18%	1.87%	1.83%	2.03%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,126,634	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057
Portfolio turnover rate F	2% A	3%	17%	4%	7%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.46	.89	.36
Net realized and unrealized gain (loss)	3.67	4.40	5.26
Total from investment operations	4.13	5.29	5.62
Distributions from net investment income	(.13)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55
Total Return B, C	9.39%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.05% A	.06%	.06% A
Expenses net of all reductions	.05% A	.06%	.06% A
Net investment income (loss)	1.93% A	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,846	$ 876,155	$ 693,534
Portfolio turnover rate F	2% A	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.46	.90	.36
Net realized and unrealized gain (loss)	3.67	4.39	5.26
Total from investment operations	4.13	5.29	5.62
Distributions from net investment income	(.13)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 48.05	$ 44.05	$ 39.55
Total Return B, C	9.40%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A	.06%	.06% A
Expenses net of fee waivers, if any	.05% A, L	.05% L	.05% A, L
Expenses net of all reductions	.05% A, L	.05% L	.05% A, L
Net investment income (loss)	1.93% A	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,029	$ 546,329	$ 189,758
Portfolio turnover rate F	2% A	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.46	.90	.69	.63	.26
Net realized and unrealized gain (loss)	3.67	4.39	.97	7.02	1.67
Total from investment operations	4.13	5.29	1.66	7.65	1.93
Distributions from net investment income	(.13)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	(.02)	(.02)
Total distributions	(.13)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-	-
Net asset value, end of period	$ 48.06	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	9.39%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A, L	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% A, L	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% A, L	.05% L	.06%	.07%	.07% A
Net investment income (loss)	1.93% A	2.20%	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,322,565	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	2% A	3%	17%	4%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. LAmount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class, Fidelity Advantage® Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,463,835,646
Gross unrealized depreciation	(1,162,435,825)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,301,399,821

Tax cost	$ 15,445,878,634

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (82,640,415)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	$ (329,653,844)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $30,150,123 and a change in net unrealized appreciation (depreciation) of $(8,628,094) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,486,899,268 and $154,533,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 388,500
Fidelity Advantage Class	1,435,773
Institutional Class	119,403
Fidelity Advantage Institutional Class	46,691
$ 1,990,367

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,548 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

8. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,542,729.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%	$ 604,610
Institutional Class	.05%	98,087
Fidelity Advantage Institutional Class	.045%	48,236
		$ 750,933

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,075.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $301.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Investor Class	$ 3,752,101	$ 58,496,193
Fidelity Advantage Class	30,916,834	134,301,377
Institutional Class	2,647,919	15,312,994
Fidelity Advantage Institutional Class	1,643,408	9,729,037
Class F	8,570,788	46,486,260
Total	$ 47,531,050	$ 264,325,861

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Investor Class
Shares sold	6,539,439	18,000,373	$ 309,028,738	$ 734,600,452
Reinvestment of distributions	79,682	1,376,779	3,675,709	55,808,530
Shares redeemed	(6,642,921)	(75,188,401)	(315,503,855)	(3,168,012,059)
Net increase (decrease)	(23,800)	(55,811,249)	$ (2,799,408)	$ (2,377,603,077)
Fidelity Advantage Class
Shares sold	35,617,139	97,957,582	$ 1,685,319,073	$ 4,121,057,430
Reinvestment of distributions	594,331	2,934,640	27,416,504	119,002,705
Shares redeemed	(16,798,925)	(33,199,050)	(795,456,908)	(1,350,946,307)
Net increase (decrease)	19,412,545	67,693,172	$ 917,278,669	$ 2,889,113,828

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Institutional Class
Shares sold	2,422,369	8,433,106	$ 114,636,571	$ 338,510,978
Reinvestment of distributions	57,414	377,853	2,647,918	15,312,994
Shares redeemed	(1,935,065)	(6,455,224)	(91,004,816)	(253,857,664)
Net increase (decrease)	544,718	2,355,735	$ 26,279,673	$ 99,966,308
Fidelity Advantage Institutional Class
Shares sold	3,214,680	10,372,973	$ 153,608,276	$ 406,066,075
Reinvestment of distributions	35,633	239,832	1,643,408	9,729,037
Shares redeemed	(1,083,433)	(3,007,383)	(52,007,395)	(124,740,192)
Net increase (decrease)	2,166,880	7,605,422	$ 103,244,289	$ 291,054,920
Class F
Shares sold	11,987,820	31,085,123	$ 568,533,435	$ 1,254,633,446
Reinvestment of distributions	185,796	1,145,187	8,570,788	46,486,260
Shares redeemed	(7,341,845)	(5,709,687)	(348,852,610)	(239,236,799)
Net increase (decrease)	4,831,771	26,520,623	$ 228,251,613	$ 1,061,882,907

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following:  general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.045%, and 0.06% through April 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STI-F-SANN-1013
1.899051.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 24, 2013